UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07803
Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2016 – February 28, 2017
Item 1: Reports to Shareholders

Semiannual Report | February 28, 2017

Vanguard Explorer Value™ Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisors’ Report.	5
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	21
Trustees Approve Advisory Arrangements.	23
Glossary.	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Explorer Value Fund returned more than 10% for the six months ended February 28, 2017, trailing the nearly 13% result for the benchmark Russell 2500 Value Index and the nearly 14% average return of its peer small-capitalization value funds.

• Value stocks outperformed their growth counterparts, and mid- and small-cap stocks topped large-caps for the period. Eight of the fund’s industry sectors recorded gains, five of them in double digits. Energy and real estate were the only sectors that produced negative returns for the fund.

• Based on relative performance, consumer staples, real estate, information technology, and utilities were the fund’s strongest sectors. Energy, materials, and industrials detracted the most from fund performance.

• The fund had no exposure to telecommunication services stocks. This helped boost performance, as the sector produced a negative return for the benchmark.

Total Returns: Six Months Ended February 28, 2017
Total
Returns
Vanguard Explorer Value Fund	10.31%
Russell 2500 Value Index	12.72
Small-Cap Value Funds Average	13.77
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Explorer Value Fund	0.63%	1.32%
The fund expense ratio shown is from the prospectus dated December 22, 2016, and represents estimated costs for the current fiscal year.
For the six months ended February 28, 2017, the fund’s annualized expense ratio was 0.53%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Small-Cap Value Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, a Vanguard client asked us to help improve its defined contribution retirement plan. New hires were participating in the plan at lower rates than in previous years, and the client wanted to reverse this trend. Another priority was to help more participants invest their retirement savings in balanced portfolios.

The overall goal of this longtime client: Give employees a better chance to achieve financial security in retirement.

Today, that plan automatically enrolls employees at a 5% contribution rate, puts them in a low-cost target-date fund that takes on less risk as they near retirement, and offers a comprehensive suite of advice services. On top of that, employees get an employer contribution of 5% and are eligible for a company match.

Because of this combination of attractive features and generous employer contributions, nearly all new hires now participate in the plan, 81% of plan participants invest their retirement savings in balanced portfolios, and 87% of participants meet or exceed Vanguard’s recommended total retirement savings target. (Vanguard generally recommends that retirement investors save 12%–15% of pay, including company matches.)

2

Changing the retirement landscape

Am I singling out an isolated Vanguard success story? Absolutely not.

Stories like these are becoming increasingly common with employer-based retirement plans, particularly among large and midsize companies. Solutions such as automatic enrollment, automatic contribution increases, and default investment in target-date funds are having a positive effect.

Insights from the relatively new discipline of behavioral finance have contributed to the advances. Simply put, retirement plans are making natural human inertia work for future retirees, rather than against them, by putting savings on autopilot as much as possible.

More than 60% of Vanguard participants are in plans with automatic enrollment, which has led to a big jump in participation. Today, more than four-fifths of eligible employees are saving for retirement, compared with only two-thirds ten years ago.

In addition, many plans have adopted automatic-escalation features, which increase plan contributions at regular intervals until a maximum level is reached or an employee opts out. Automatic increases are a crucial tool for boosting retirement savings rates.

The growing use of target-date funds is another enormous benefit. More than 70% of all participants in Vanguard plans invest at least part of their retirement savings in

Market Barometer
	Total Returns
		Periods Ended February 28, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.10%	25.53%	13.94%
Russell 2000 Index (Small-caps)	12.61	36.11	12.89
Russell 3000 Index (Broad U.S. market)	10.29	26.29	13.85
FTSE All-World ex US Index (International)	5.40	19.87	4.00

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.19%	1.42%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.80	0.25	3.07
Citigroup Three-Month U.S. Treasury Bill Index	0.19	0.32	0.10

CPI
Consumer Price Index	1.14%	2.74%	1.36%

3

these age-appropriate, diversified strategies. And nearly 50% of Vanguard participants are invested solely in a single target-date fund.

Consider a do-it-yourself autopilot

But what if you don’t have access to a world-class, employer-based retirement plan? Unfortunately, not everyone does, which is an important policy issue.

However, you can still put the features of these plans to work. For example, you can set up automatic contributions from your paycheck to an IRA. And you can adopt your own automatic escalation by investing any pay raises.

You can also take a page from top-quality retirement plans by considering a low-cost, globally diversified target-date fund. The beauty of this approach is that you don’t need to remember to rebalance your portfolio—the fund does it for you.

Of course, you can take a more active role in picking your own investments, and this can be a good choice for some. But keep in mind the lessons from successful employer-based plans: Busy workers, faced with a lot of competing priorities, are often best served by putting their retirement savings on autopilot.

Winning by default

In highlighting some recent successes in retirement savings, I don’t want to minimize the challenges we still face. We’re living in a slow-growth, uncertain world, and investment returns for both stocks and bonds could well be modest in the coming decade.

But I believe the innovations we’ve seen in the last ten years in many retirement plans—you might call it the “default revolution”—point the way toward a solution. And that even goes for people whose employers don’t have a world-class retirement plan.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2017

4

Advisors’ Report

For the six months ended February 28, 2017, Vanguard Explorer Value Fund returned 10.31%, behind the return of its benchmark, the Russell 2500 Value Index, and the average return of its small-capitalization value peers. Your fund is managed by two independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the six months and of how their portfolio positioning reflects this assessment. (Please note that the Frontier discussion refers to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on March 13, 2017.

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Cardinal Capital Management,	48	296	The advisor seeks stocks that are able to generate
L.L.C.			excess cash flow and reinvest the cash to increase
			shareholder value.
Frontier Capital Management Co.,	47	293	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to-earnings ratios.
Cash Investments	5	28	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks
			Each advisor may also maintain a modest cash
			position.

5

Cardinal Capital Management, L.L.C.

Portfolio Managers:

Eugene Fox III, Managing Partner

Robert B. Kirkpatrick, CFA,
Managing Partner

Rachel D. Matthews, Partner

Robert Fields, Partner

The performance of small- and mid-capitalization stocks during the six months ended February 28, 2017, can best be described as cyclical. Sector strength was concentrated in financials (specifically, banks), information technology, materials, and industrials, while telecommunication services, consumer staples, and health care lagged.

Stocks with the smallest market caps and those with the highest price/earnings ratios performed best. These results were primarily because of a more optimistic view of the economy and equities after the U.S. presidential election.

In this environment, our selection in consumer discretionary and consumer staples stocks, as well as our decision to avoid subpar performers in utilities, aided fund performance. Our portfolio benefited from exposure to Wendy’s, which climbed after management raised its long-term profitability and free-cash-flow targets. Shares of Lamb Weston Holdings, a maker of value-added frozen potato products, also rose sharply following its spin-off from ConAgra Foods, as many ConAgra shareholders had sold their Lamb Weston shares, initially depressing the stock price.

Stock selection in information technology and energy and our decision to avoid insurance companies in financials detracted from performance. In information technology, Silicon Motion Technology, which designs, manufactures, and sells semiconductor products, fell during the period because of a component shortage that will temporarily dampen the company’s growth. In energy, share prices of Parsley Energy and Callon Petroleum, two Permian Basin-focused exploration and production companies, fell following strong performance in the previous six months as both firms pursued mergers and acquisitions to build their asset value.

In contrast to market consensus, we expect economic growth to remain lackluster in 2017 because of the headwinds created by the strong dollar, higher interest rates, and uncertainty over potential tax changes. Consumer and business confidence has risen since the election, but anecdotal data suggest there has been no broad-based acceleration in economic activity. Short-term interest rates are likely to rise, as inflation approaches the Federal Reserve’s 2% target rate, and the unemployment rate is below 5%. The direction of long-term interest rates is less clear, however, as inflation remains under control and U.S. interest rates are well above those of most major industrialized economies. Based on valuations and our near-term economic concerns, we are cautious on stocks.

6

Our focus remains on the stocks of companies whose performance is less dependent on the U.S. economy’s growth rate. By limiting macroeconomic risks and taking them only when we are being appropriately compensated, the portfolio’s overall risk is reduced because tools under management’s control, such as capital allocation, are generally more predictable. As such, our short-term market views have limited impact on our portfolio. However, we have used post-election market strength to reduce exposure to or exit investments where the fundamentals are less certain, while adding to stocks of businesses with greater visibility and financial flexibility that have not fully participated in the rally.

Frontier Capital Management Co., LLC

Portfolio Managers:

Thomas W. Duncan, Jr.,
Senior Vice President

William A. Teichner, CFA,
Senior Vice President

Sector exposure helped our portion of the fund but stock selection hurt it during the six months ended February 28, 2017. Our portfolio benefited from positive performance in five of the nine Russell sectors, with financial services producing the strongest performance. Materials and processing was the weakest performing sector.

The portfolio’s ten best-performing stocks contributed, on average, approximately 0.70% each to performance. These holdings were spread across three sectors: six from financial services, three from producer durables, and one from technology.

Our top-performing holdings in financial services included three banks and three property and casualty insurers. Bank stocks have been particularly strong since the presidential election. In addition to the prospect of lower tax rates, these stocks benefited from expectations of faster economic growth, rising lending interest rates relative to deposit rates, and potentially less regulation.

Texas Capital Bancshares, a commercial bank focused on midsize businesses in the five largest metropolitan areas of Texas, was our top performer in this sector. In recent years, management has invested in new products and services that have enhanced long-term earnings potential. The stock contributed approximately 1.10% to performance, as the company exceeded consensus earnings estimates for the third and fourth quarters of its fiscal year and expanded tangible book value per share on rising loan production.

At the beginning of the period, some investors had been wary of Texas Capital Bancshares because of its exposure to energy-related lending, even though this represented only 7% of the bank’s loans. The company is a careful underwriter, and historically, losses on energy production loans have been low. The stock was helped as West Texas Intermediate spot oil prices, which were $45 per barrel at the end of August, rallied 20% to $54 by the end of February.

7

The portfolio’s ten largest detractors trimmed, on average, approximately 0.30% each from performance. These stocks were in five sectors: three each from consumer discretionary and energy, two in materials and processing, and one each from technology and producer durables.

Our biggest detractor was Kraton, a chemical company whose products are used in a range of applications, such as adhesives, coatings, sealants, and lubricants. Its Cariflex product is a hypoallergenic synthetic rubber that replaces natural latex in surgical gloves. Our position in this company detracted from performance by about 0.60%.

Kraton fell short of consensus earnings estimates during the third and fourth quarters of its fiscal year. Results were partly impacted by higher raw materials costs in its polymer segment. However, it recently announced price increases to offset these higher costs. In addition, management has been focused on substantial cost reduction.

During the period we bought 11 new stocks in five sectors and sold 13 others in six sectors. The net effect was increased exposure to financial services, materials and processing, and consumer staples and reduced exposure to producer durables, utilities, and consumer discretionary. As is typical with our approach to investing, these changes were because of company-specific reasons rather than top-down positioning.

8

Explorer Value Fund

Fund Profile
As of February 28, 2017

Portfolio Characteristics
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	123	1,713	3,807
Median Market Cap	$3.0B	$4.0B	$57.6B
Price/Earnings Ratio	29.8x	28.3x	24.8x
Price/Book Ratio	2.1x	1.8x	3.0x
Return on Equity	10.3%	8.6%	16.4%
Earnings Growth
Rate	10.2%	8.1%	7.6%
Dividend Yield	1.5%	1.9%	1.9%
Foreign Holdings	0.7%	0.0%	0.0%
Turnover Rate
(Annualized)	36%	—	—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.63%	—	—
30-Day SEC Yield	0.98%	—	—
Short-Term Reserves	8.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	8.9%	8.6%	12.4%
Consumer Staples	2.7	2.7	8.4
Energy	5.0	7.3	6.2
Financials	24.9	27.4	15.3
Health Care	5.9	4.5	13.4
Industrials	19.9	12.9	10.8
Information Technology	12.1	9.4	20.7
Materials	8.2	5.7	3.4
Real Estate	9.6	14.3	4.1
Telecommunication
Services	0.0	0.5	2.1
Utilities	2.8	6.7	3.2

Volatility Measures
	Russell	DJ
	2500	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	0.96	0.76
Beta	1.05	1.13
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
PacWest Bancorp	Regional Banks	2.5%
KAR Auction Services	Diversified Support
Inc.	Services	1.9
Columbia Banking
System Inc.	Regional Banks	1.8
MB Financial Inc.	Regional Banks	1.8
IAC/InterActiveCorp	Internet Software &
	Services	1.7
Genesee & Wyoming
Inc.	Railroads	1.7
Howard Hughes Corp.	Real Estate
	Development	1.7
BWX Technologies Inc.	Aerospace &
	Defense	1.6
Ligand Pharmaceuticals
Inc.	Biotechnology	1.6
Starwood Property Trust
Inc.	Mortgage REITs	1.4
Top Ten		17.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 22, 2016, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratio was 0.53%.

9

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 30, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Explorer Value Fund	3/30/2010	20.67%	15.05%	13.11%

See Financial Highlights for dividend and capital gains information.

10

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (92.6%)[1]
Consumer Discretionary (8.1%)
	Six Flags Entertainment
	Corp.	116,850	7,082
	Lithia Motors Inc. Class A	58,930	5,638
	Wendy’s Co.	357,957	4,990
	DSW Inc. Class A	227,493	4,784
	Chico’s FAS Inc.	275,975	3,996
^,*	LGI Homes Inc.	132,280	3,837
*	Modine Manufacturing Co.	320,003	3,632
	Libbey Inc.	162,326	2,273
^	Rent-A-Center Inc.	255,022	2,211
*	Del Taco Restaurants Inc.	173,819	2,157
^,*	Boot Barn Holdings Inc.	182,618	1,876
*	Career Education Corp.	222,736	1,855
*	Deckers Outdoor Corp.	31,841	1,682
	Vista Outdoor Inc.	73,137	1,480
	Oxford Industries Inc.	25,320	1,423
*	Global Eagle
	Entertainment Inc.	274,869	1,204
			50,120
Consumer Staples (2.5%)
	Pinnacle Foods Inc.	136,390	7,792
	Lamb Weston Holdings Inc.	119,170	4,670
*	Central Garden & Pet Co.
	Class A	84,752	2,708
			15,170
Energy (4.7%)
*	Parsley Energy Inc. Class A	225,870	6,864
*	Callon Petroleum Co.	376,090	4,746
*	Carrizo Oil & Gas Inc.	137,069	4,462
*	RSP Permian Inc.	110,310	4,356
*	PDC Energy Inc.	41,340	2,794
*	QEP Resources Inc.	146,984	2,023
	SM Energy Co.	76,591	1,888
	World Fuel Services Corp.	42,190	1,526
			28,659

Financials (23.3%)
	PacWest Bancorp	284,575	15,680
	Columbia Banking System
	Inc.	274,590	10,953
	MB Financial Inc.	239,970	10,804
	Starwood Property Trust
	Inc.	386,610	8,838
	Argo Group International
	Holdings Ltd.	124,103	8,309
	Aspen Insurance Holdings
	Ltd.	134,954	7,564
	Popular Inc.	171,157	7,541
	BGC Partners Inc. Class A	668,380	7,539
	First Horizon National Corp.	355,079	7,080
*	Texas Capital Bancshares
	Inc.	79,395	7,078
	Flushing Financial Corp.	247,506	6,915
	Affiliated Managers Group
	Inc.	38,110	6,400
	Washington Federal Inc.	183,274	6,204
	Navigators Group Inc.	111,302	6,127
	Renasant Corp.	113,067	4,640
	James River Group
	Holdings Ltd.	105,037	4,519
*	First BanCorp	703,103	4,486
	FirstCash Inc.	88,710	3,934
	Selective Insurance Group
	Inc.	86,083	3,814
	Investment Technology
	Group Inc.	186,396	3,732
	WSFS Financial Corp.	37,302	1,701
			143,858
Health Care (5.1%)
*	Ligand Pharmaceuticals Inc.	95,640	10,007
*	Merit Medical Systems Inc.	185,320	5,708
*	Air Methods Corp.	101,120	3,827
*	Myriad Genetics Inc.	173,116	3,364

11

Explorer Value Fund

			Market
			Value•
		Shares	($000)
	Chemed Corp.	17,970	3,209
*	Akorn Inc.	140,140	2,916
*	Diplomat Pharmacy Inc.	196,995	2,669
			31,700
Industrials (18.7%)
	KAR Auction Services Inc.	266,590	11,949
*	Genesee & Wyoming Inc.
	Class A	142,804	10,588
	BWX Technologies Inc.	218,090	10,128
*	Teledyne Technologies Inc.	52,952	6,958
*	Beacon Roofing Supply Inc.	143,181	6,506
	CEB Inc.	70,520	5,469
	Kaman Corp.	94,990	4,918
*	KLX Inc.	97,235	4,895
	Altra Industrial Motion Corp.	120,674	4,688
	HNI Corp.	95,755	4,388
*	Advisory Board Co.	97,110	4,370
*	BMC Stock Holdings Inc.	197,403	4,145
*	Saia Inc.	85,370	4,128
	Encore Wire Corp.	74,325	3,530
*	MRC Global Inc.	166,159	3,358
*	Wesco Aircraft Holdings Inc.	271,992	3,291
	Interface Inc. Class A	166,511	3,147
	EnerSys	40,776	3,129
	Actuant Corp. Class A	101,382	2,692
*	Team Inc.	77,347	2,657
*	WESCO International Inc.	36,724	2,552
*	DXP Enterprises Inc.	63,526	2,223
	Briggs & Stratton Corp.	97,854	2,094
	Celadon Group Inc.	240,138	1,933
	Brady Corp. Class A	42,327	1,619
			115,355
Information Technology (10.9%)
*	IAC/InterActiveCorp	143,960	10,644
*	ON Semiconductor Corp.	480,066	7,263
*	ACI Worldwide Inc.	305,750	5,983
	j2 Global Inc.	72,080	5,869
	Jabil Circuit Inc.	214,017	5,460
*	Semtech Corp.	147,257	4,926
*	Integrated Device
	Technology Inc.	193,537	4,627
	Silicon Motion Technology
	Corp. ADR	113,200	4,595
*	FormFactor Inc.	280,068	2,983
*	Infinera Corp.	225,788	2,450
*	Veeco Instruments Inc.	81,638	2,233
*	Insight Enterprises Inc.	51,669	2,189
*	Ultratech Inc.	66,843	1,928
*	Itron Inc.	28,634	1,853
*	Virtusa Corp.	57,689	1,789
^,*	Match Group Inc.	86,720	1,401
	Convergys Corp.	60,930	1,333
			67,526

Materials (7.7%)
	Silgan Holdings Inc.	117,880	7,028
	FMC Corp.	109,840	6,329
	Ashland Global Holdings Inc.	50,130	6,049
^	Valvoline Inc.	216,570	4,855
*	Boise Cascade Co.	172,079	4,663
	PH Glatfelter Co.	180,528	3,990
	Innophos Holdings Inc.	65,778	3,486
^	Allegheny Technologies Inc.	162,034	3,113
	Carpenter Technology Corp.	76,150	3,089
*	Kraton Corp.	112,503	3,063
	Eagle Materials Inc.	18,624	1,931
			47,596
Real Estate (9.0%)
*	Howard Hughes Corp.	90,040	10,478
	Medical Properties Trust
	Inc.	548,220	7,357
	New York REIT Inc.	625,190	6,152
	Mack-Cali Realty Corp.	209,685	6,112
	Gaming and Leisure
	Properties Inc.	190,850	6,107
	Colony Starwood Homes	166,670	5,483
	Cousins Properties Inc.	490,729	4,196
	Hersha Hospitality Trust
	Class A	128,055	2,498
	EPR Properties	30,920	2,380
	Sunstone Hotel Investors
	Inc.	115,507	1,704
	National Retail Properties
	Inc.	36,041	1,631
*	Parkway Inc.	57,257	1,201
			55,299
Utilities (2.6%)
	Portland General Electric
	Co.	154,059	6,984
	MDU Resources Group
	Inc.	167,623	4,544
	Unitil Corp.	94,377	4,209
			15,737
Total Common Stocks
(Cost $486,031)			571,020
Temporary Cash Investments (9.0%)[1]
Money Market Fund (8.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.864%	531,957	53,201

12

Explorer Value Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.4%)
4	United States Treasury
	Bill, 0.501%, 5/4/17	300	300
4	United States Treasury
	Bill, 0.591%–0.652%,
	5/18/17	600	599
4	United States Treasury
	Bill, 0.607%, 5/25/17	1,000	998
	United States Treasury
	Bill, 0.602%, 7/20/17	500	499
			2,396
Total Temporary Cash Investments
(Cost $55,592)			55,597
Total Investments (101.6%)
(Cost $541,623)			626,617
Other Assets and Liabilities (-1.6%)
Other Assets			2,547
Liabilities [3]			(12,121)
			(9,574)
Net Assets (100%)
Applicable to 18,124,830 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			617,043
Net Asset Value Per Share			$34.04

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	573,416
Affiliated Vanguard Funds	53,201
Total Investments in Securities	626,617
Investment in Vanguard	48
Receivables for Investment Securities Sold	1,172
Receivables for Accrued Income	492
Receivables for Capital Shares Issued	835
Total Assets	629,164
Liabilities
Payables for Investment Securities
Purchased	4,070
Collateral for Securities on Loan	5,930
Payables to Investment Advisor	363
Payables for Capital Shares Redeemed	857
Payables to Vanguard	445
Other Liabilities	456
Total Liabilities	12,121
Net Assets	617,043

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	524,707
Overdistributed Net Investment Income	(871)
Accumulated Net Realized Gains	8,319
Unrealized Appreciation (Depreciation)
Investment Securities	84,994
Futures Contracts	(106)
Net Assets	617,043

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,537,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.4% and 4.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $5,930,000 of collateral received for securities on loan.
4 Securities with a value of $1,558,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Explorer Value Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	3,083
Interest[1]	143
Securities Lending—Net	44
Total Income	3,270
Expenses
Investment Advisory Fees—Note B
Basic Fee	751
Performance Adjustment	(91)
The Vanguard Group—Note C
Management and Administrative	469
Marketing and Distribution	48
Custodian Fees	10
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,196
Net Investment Income	2,074
Realized Net Gain (Loss)
Investment Securities Sold[1]	7,067
Futures Contracts	2,859
Realized Net Gain (Loss)	9,926
Change in Unrealized Appreciation (Depreciation)
Investment Securities	31,925
Futures Contracts	(1,163)
Change in Unrealized Appreciation (Depreciation)	30,762
Net Increase (Decrease) in Net Assets Resulting from Operations	42,762
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $137,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,074	3,120
Realized Net Gain (Loss)	9,926	5,539
Change in Unrealized Appreciation (Depreciation)	30,762	26,349
Net Increase (Decrease) in Net Assets Resulting from Operations	42,762	35,008
Distributions
Net Investment Income	(4,203)	(2,298)
Realized Capital Gain[1]	(6,166)	(15,125)
Total Distributions	(10,369)	(17,423)
Capital Share Transactions
Issued	244,591	108,001
Issued in Lieu of Cash Distributions	9,836	16,350
Redeemed	(47,079)	(55,907)
Net Increase (Decrease) from Capital Share Transactions	207,348	68,444
Total Increase (Decrease)	239,741	86,029
Net Assets
Beginning of Period	377,302	291,273
End of Period[2]	617,043	377,302
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $345,000 and $252,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($871,000) and $1,258,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Explorer Value Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.55	$30.09	$32.97	$29.39	$23.44	$21.94
Investment Operations
Net Investment Income	.148[1]	.293	.259	.251	.255	.232
Net Realized and Unrealized Gain (Loss)
on Investments	3.102	2.964	(1.284)	5.539	6.429	2.476
Total from Investment Operations	3.250	3.257	(1.025)	5.790	6.684	2.708
Distributions
Dividends from Net Investment Income	(. 308)	(. 237)	(. 272)	(.168)	(. 290)	(.189)
Distributions from Realized Capital Gains	(.452)	(1.560)	(1.583)	(2.042)	(.444)	(1.019)
Total Distributions	(.760)	(1.797)	(1.855)	(2.210)	(.734)	(1.208)
Net Asset Value, End of Period	$34.04	$31.55	$30.09	$32.97	$29.39	$23.44

Total Return[2]	10.31%	11.41%	-3.12%	20.34%	29.19%	13.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$617	$377	$291	$323	$222	$123
Ratio of Total Expenses to
Average Net Assets[3]	0.53%	0.57%	0.56%	0.57%	0.60%	0.59%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.03%	0.78%	0.83%	0.88%	1.00%
Portfolio Turnover Rate	36%	61%	35%	36%	46%	38%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.01%), (0.02%), (0.02%), 0.04%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented 5% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

17

Explorer Value Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The investment advisory firms Cardinal Capital Management, L.L.C., and Frontier Capital Management Co., LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell Mid-Cap Value Custom Cap-Range Index for periods prior to March 1, 2015, and to the current benchmark, Russell 3000 Value Custom Index, beginning March 1, 2015, for the

18

Explorer Value Fund

preceding three years. The benchmark change will be fully phased in by February 2018. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 28, 2017, the aggregate investment advisory fee represented an effective annual basic rate of 0.33% of the fund’s average net assets, before a decrease of $91,000 (0.04%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $48,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	571,020	—	—
Temporary Cash Investments	53,201	2,396	—
Futures Contracts—Liabilities[1]	(456)	—	—
Total	623,765	2,396	—
1 Represents variation margin on the last day of the reporting period.

19

Explorer Value Fund

E. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	428	29,639	(106)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2017, the cost of investment securities for tax purposes was $541,623,000. Net unrealized appreciation of investment securities for tax purposes was $84,994,000, consisting of unrealized gains of $94,499,000 on securities that had risen in value since their purchase and $9,505,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended February 28, 2017, the fund purchased $264,936,000 of investment securities and sold $76,745,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016
	Shares	Shares
	(000)	(000)
Issued	7,295	3,629
Issued in Lieu of Cash Distributions	290	569
Redeemed	(1,420)	(1,919)
Net Increase (Decrease) in Shares Outstanding	6,165	2,279

I. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

21

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2016	2/28/2017	Period
Based on Actual Fund Return	$1,000.00	$1,103.12	$2.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.17	2.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.53%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

22

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), and Frontier Capital Management Co., LLC (Frontier). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. Please note that in May, the fund’s trustees modified its investment advisory arrangement. Sterling Capital Management LLC no longer serves as one of the fund’s advisors.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board considered the following:

Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at suppressed valuations. Cardinal has advised a portion of the fund since the fund’s inception.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers are supported by Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has advised a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

23

Investment performance

The board considered the performance of the fund and each advisor since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the fund’s performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of the fund’s advisors in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

24

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

25

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
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Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16902 042017

Semiannual Report | February 28, 2017

Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Russell 1000 Index Fund.	6
Russell 1000 Value Index Fund.	21
Russell 1000 Growth Index Fund.	36
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended February 28, 2017, results for the three funds reviewed in this report ranged from about 11% for Vanguard Russell 1000 Value Index Fund to about 9% for Vanguard Russell 1000 Growth Index Fund. Vanguard Russell 1000 Index Fund, which includes both growth and value stocks, returned slightly more than 10%.

• The Russell 1000 Index Fund and the Russell 1000 Growth Index Fund exceeded the average return of their peers. The Russell 1000 Value Index Fund slightly trailed the average performance of its peer group.

• The Value Index Fund benefited from a rally in financial services stocks in the wake of the Federal Reserve’s interest rate hike. The technology sector contributed the most to the Russell 1000 Growth Index Fund. Both sectors drove the Russell 1000 Index Fund’s performance.

• Utilities and consumer-oriented stocks contributed the least to all three funds.

• All of the funds closely tracked their target indexes.

Total Returns: Six Months Ended February 28, 2017
Total
Returns
Vanguard Russell 1000 Index Fund
ETF Shares
Market Price	10.03%
Net Asset Value	10.04
Institutional Shares	10.06
Russell 1000 Index	10.10
Large-Cap Core Funds Average	9.23
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 1000 Value Index Fund
ETF Shares
Market Price	10.99%
Net Asset Value	11.00
Institutional Shares	11.02
Russell 1000 Value Index	11.07
Large-Cap Value Funds Average	11.57
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Russell 1000 Growth Index Fund
ETF Shares
Market Price	9.07%
Net Asset Value	9.09
Institutional Shares	9.11
Russell 1000 Growth Index	9.15
Large-Cap Growth Funds Average	7.44

Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Institutional	Peer Group
	Shares	Shares	Average
Russell 1000 Index Fund	0.12%	0.08%	1.07%
Russell 1000 Value Index Fund	0.12	0.08	1.09
Russell 1000 Growth Index Fund	0.12	0.08	1.14

The fund expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2017, the funds’ annualized expense ratios were: for the Russell 1000 Index Fund, 0.12% for ETF
Shares and 0.08% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.13% for ETF Shares and 0.08% for Institutional Shares;
and for the Russell 1000 Growth Index Fund, 0.12% for ETF Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Russell 1000 Index Fund, Large-Cap Core Funds; for the Russell 1000 Value Index Fund, Large-Cap Value Funds; and for
the Russell 1000 Growth Index Fund, Large-Cap Growth Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, a Vanguard client asked us to help improve its defined contribution retirement plan. New hires were participating in the plan at lower rates than in previous years, and the client wanted to reverse this trend. Another priority was to help more participants invest their retirement savings in balanced portfolios.

The overall goal of this longtime client: Give employees a better chance to achieve financial security in retirement.

Today, that plan automatically enrolls employees at a 5% contribution rate, puts them in a low-cost target-date fund that takes on less risk as they near retirement, and offers a comprehensive suite of advice services. On top of that, employees get an employer contribution of 5% and are eligible for a company match.

Because of this combination of attractive features and generous employer contributions, nearly all new hires now participate in the plan, 81% of plan participants invest their retirement savings in balanced portfolios, and 87% of participants meet or exceed Vanguard’s recommended total retirement savings target. (Vanguard generally recommends that retirement investors save 12%–15% of pay, including company matches.)

3

Changing the retirement landscape

Am I singling out an isolated Vanguard success story? Absolutely not.

Stories like these are becoming increasingly common with employer-based retirement plans, particularly among large and midsize companies. Solutions such as automatic enrollment, automatic contribution increases, and default investment in target-date funds are having a positive effect.

Insights from the relatively new discipline of behavioral finance have contributed to the advances. Simply put, retirement plans are making natural human inertia work for future retirees, rather than against them, by putting savings on autopilot as much as possible.

More than 60% of Vanguard participants are in plans with automatic enrollment, which has led to a big jump in participation. Today, more than four-fifths of eligible employees are saving for retirement, compared with only two-thirds ten years ago.

In addition, many plans have adopted automatic-escalation features, which increase plan contributions at regular intervals until a maximum level is reached or an employee opts out. Automatic increases are a crucial tool for boosting retirement savings rates.

The growing use of target-date funds is another enormous benefit. More than 70% of all participants in Vanguard plans invest at least part of their retirement savings in

Market Barometer
	Total Returns
		Periods Ended February 28, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.10%	25.53%	13.94%
Russell 2000 Index (Small-caps)	12.61	36.11	12.89
Russell 3000 Index (Broad U.S. market)	10.29	26.29	13.85
FTSE All-World ex US Index (International)	5.40	19.87	4.00

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.19%	1.42%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.80	0.25	3.07
Citigroup Three-Month U.S. Treasury Bill Index	0.19	0.32	0.10

CPI
Consumer Price Index	1.14%	2.74%	1.36%

4

these age-appropriate, diversified strategies. And nearly 50% of Vanguard participants are invested solely in a single target-date fund.

Consider a do-it-yourself autopilot

But what if you don’t have access to a world-class, employer-based retirement plan? Unfortunately, not everyone does, which is an important policy issue.

However, you can still put the features of these plans to work. For example, you can set up automatic contributions from your paycheck to an IRA. And you can adopt your own automatic escalation by investing any pay raises.

You can also take a page from top-quality retirement plans by considering a low-cost, globally diversified target-date fund. The beauty of this approach is that you don’t need to remember to rebalance your portfolio—the fund does it for you.

Of course, you can take a more active role in picking your own investments, and this can be a good choice for some. But keep in mind the lessons from successful employer-based plans: Busy workers, faced with a lot of competing priorities, are often best served by putting their retirement savings on autopilot.

Winning by default

In highlighting some recent successes in retirement savings, I don’t want to minimize the challenges we still face. We’re living in a slow-growth, uncertain world, and investment returns for both stocks and bonds could well be modest in the coming decade.

But I believe the innovations we’ve seen in the last ten years in many retirement plans—you might call it the “default revolution”—point the way toward a solution. And that even goes for people whose employers don’t have a world-class retirement plan.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2017

5

Russell 1000 Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VONE	VRNIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.85%	1.89%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
	Fund	Index FA Index
Number of Stocks	1,004	1,001	3,807
Median Market Cap	$76.1B	$76.1B	$57.6B
Price/Earnings Ratio	24.1x	24.1x	24.8x
Price/Book Ratio	3.0x	3.0x	3.0x
Return on Equity	17.2%	17.0%	16.4%
Earnings Growth Rate	7.4%	7.7%	7.6%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary 13.8%		13.8%	13.7%
Consumer Staples	7.9	7.9	7.5
Energy	6.4	6.4	6.2
Financial Services	20.9	21.0	21.4
Health Care	13.3	13.3	13.3
Materials & Processing	3.6	3.6	3.9
Producer Durables	10.8	10.8	10.9
Technology	17.9	17.8	17.8
Utilities	5.4	5.4	5.3

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.98
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.3%
Alphabet Inc.	Computer Services
	Software & Systems	2.2
Microsoft Corp.	Computer Services
	Software & Systems	2.1
Exxon Mobil Corp.	Oil: Integrated	1.5
Johnson & Johnson	Pharmaceuticals	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.5
Amazon.com Inc.	Diversified Retail	1.4
Berkshire Hathaway Inc. Insurance: Multi-Line		1.4
Facebook Inc.	Computer Services
	Software & Systems	1.3
General Electric Co.	Diversified
	Manufacturing
	Operations	1.2
Top Ten		17.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.12% for ETF Shares and 0.08% for Institutional Shares.

6

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		11.78%	14.53%	13.56%
Net Asset Value		11.75	14.52	13.56
Institutional Shares	10/15/2010	11.79	14.57	13.19

See Financial Highlights for dividend and capital gains information.

7

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	43,245	36,544	1.4%
Home Depot Inc.	138,327	20,045	0.8%
Comcast Corp. Class A	535,461	20,037	0.8%
Walt Disney Co.	180,254	19,844	0.8%
Wal-Mart Stores Inc.	168,130	11,925	0.5%
McDonald’s Corp.	92,294	11,781	0.4%
Consumer Discretionary—Other †		227,911	9.0%
		348,087	13.7%
Consumer Staples
Procter & Gamble Co.	284,693	25,927	1.0%
Philip Morris International Inc.	172,183	18,828	0.7%
Coca-Cola Co.	432,975	18,168	0.7%
PepsiCo Inc.	160,510	17,717	0.7%
Altria Group Inc.	217,700	16,310	0.7%
Consumer Staples—Other †		102,406	4.1%
		199,356	7.9%
Energy
Exxon Mobil Corp.	463,727	37,710	1.5%
Chevron Corp.	209,097	23,524	0.9%
Schlumberger Ltd.	154,546	12,419	0.5%
Energy—Other †		87,098	3.4%
		160,751	6.3%
Financial Services
JPMorgan Chase & Co.	404,722	36,676	1.5%
* Berkshire Hathaway Inc. Class B	210,212	36,035	1.4%
Wells Fargo & Co.	507,830	29,393	1.2%
Bank of America Corp.	1,142,676	28,201	1.1%
Visa Inc. Class A	211,829	18,628	0.7%
Citigroup Inc.	308,693	18,463	0.7%

8

Russell 1000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Mastercard Inc. Class A	107,025	11,822	0.5%
Goldman Sachs Group Inc.	42,903	10,643	0.4%
US Bancorp	180,405	9,922	0.4%
Financial Services—Other †		328,051	13.0%
		527,834	20.9%
Health Care
Johnson & Johnson	305,439	37,328	1.5%
Pfizer Inc.	666,711	22,748	0.9%
Merck & Co. Inc.	307,926	20,283	0.8%
UnitedHealth Group Inc.	104,254	17,242	0.7%
Amgen Inc.	83,548	14,749	0.6%
Medtronic plc	156,004	12,622	0.5%
AbbVie Inc.	180,039	11,134	0.4%
* Celgene Corp.	85,476	10,557	0.4%
Bristol-Myers Squibb Co.	185,723	10,532	0.4%
Gilead Sciences Inc.	147,455	10,393	0.4%
Health Care—Other †		168,374	6.7%
		335,962	13.3%

Materials & Processing †		90,543	3.6%

[1]Other †		39	0.0%

Producer Durables
General Electric Co.	1,022,702	30,487	1.2%
3M Co.	65,377	12,183	0.5%
Boeing Co.	66,338	11,956	0.5%
Honeywell International Inc.	84,636	10,537	0.4%
Union Pacific Corp.	93,613	10,105	0.4%
United Technologies Corp.	86,248	9,707	0.4%
Producer Durables—Other †		187,698	7.4%
		272,673	10.8%
Technology
Apple Inc.	609,353	83,475	3.3%
Microsoft Corp.	842,335	53,893	2.1%
* Facebook Inc. Class A	249,535	33,822	1.3%
* Alphabet Inc. Class A	32,604	27,548	1.1%
* Alphabet Inc. Class C	33,014	27,177	1.1%
Cisco Systems Inc.	559,430	19,121	0.8%
Intel Corp.	525,621	19,028	0.7%
International Business Machines Corp.	97,721	17,572	0.7%
Oracle Corp.	328,950	14,010	0.6%
Technology—Other †		154,137	6.1%
		449,783	17.8%
Utilities
AT&T Inc.	684,814	28,618	1.1%
Verizon Communications Inc.	453,670	22,516	0.9%
Utilities—Other †		85,791	3.4%
		136,925	5.4%
Total Common Stocks (Cost $2,055,386)		2,521,953	99.7%[2]

9

Russell 1000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	81,919	8,193	0.3%

5U.S. Government and Agency Obligations †			698	0.1%
Total Temporary Cash Investments (Cost $8,891)			8,891	0.4%[2]
[6]Total Investments (Cost $2,064,277)			2,530,844	100.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			177
Receivables for Investment Securities Sold			5,715
Receivables for Accrued Income			5,013
Receivables for Capital Shares Issued			282
Other Assets			156
Total Other Assets			11,343	0.4%
Liabilities
Payables for Investment Securities Purchased			(9,768)
Collateral for Securities on Loan			(3,496)
Payables for Capital Shares Redeemed			(20)
Payables to Vanguard			(617)
Other Liabilities			(12)
Total Liabilities			(13,913)	(0.5%)
Net Assets			2,528,274	100.0%

10

Russell 1000 Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,095,047
Undistributed Net Investment Income	6,538
Accumulated Net Realized Losses	(40,091)
Unrealized Appreciation (Depreciation)
Investment Securities	466,567
Futures Contracts	213
Net Assets	2,528,274

ETF Shares—Net Assets
Applicable to 6,175,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	670,975
Net Asset Value Per Share—ETF Shares	$108.66

Institutional Shares—Net Assets
Applicable to 8,823,197 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,857,299
Net Asset Value Per Share—Institutional Shares	$210.50

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $3,496,000 of collateral received for securities on loan.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $3,243,000.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	23,476
Interest[1]	38
Securities Lending—Net	78
Total Income	23,592
Expenses
The Vanguard Group—Note B
Investment Advisory Services	167
Management and Administrative—ETF Shares	324
Management and Administrative—Institutional Shares	498
Marketing and Distribution—ETF Shares	28
Marketing and Distribution—Institutional Shares	22
Custodian Fees	65
Shareholders’ Reports—ETF Shares	8
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,114
Net Investment Income	22,478
Realized Net Gain (Loss)
Investment Securities Sold[1]	64,025
Futures Contracts	876
Realized Net Gain (Loss)	64,901
Change in Unrealized Appreciation (Depreciation)
Investment Securities	145,801
Futures Contracts	(94)
Change in Unrealized Appreciation (Depreciation)	145,707
Net Increase (Decrease) in Net Assets Resulting from Operations	233,086
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $36,000 and ($1,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 1000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,478	40,787
Realized Net Gain (Loss)	64,901	11,430
Change in Unrealized Appreciation (Depreciation)	145,707	164,142
Net Increase (Decrease) in Net Assets Resulting from Operations	233,086	216,359
Distributions
Net Investment Income
ETF Shares	(7,541)	(11,541)
Institutional Shares	(17,419)	(26,919)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(24,960)	(38,460)
Capital Share Transactions
ETF Shares	(68,381)	110,695
Institutional Shares	160,527	174,442
Net Increase (Decrease) from Capital Share Transactions	92,146	285,137
Total Increase (Decrease)	300,272	463,036
Net Assets
Beginning of Period	2,228,002	1,764,966
End of Period[1]	2,528,274	2,228,002
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,538,000 and $9,020,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$99.81	$91.37	$92.70	$75.40	$64.29	$55.94
Investment Operations
Net Investment Income	.959	1.892	1.679	1.553	1.444	1.176
Net Realized and Unrealized Gain (Loss)
on Investments	8.976	8.383	(1.355)	17.272	11.068	8.307
Total from Investment Operations	9.935	10.275	.324	18.825	12.512	9.483
Distributions
Dividends from Net Investment Income	(1.085)	(1.835)	(1.654)	(1.525)	(1.402)	(1.133)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.085)	(1.835)	(1.654)	(1.525)	(1.402)	(1.133)
Net Asset Value, End of Period	$108.66	$99.81	$91.37	$92.70	$75.40	$64.29

Total Return	10.04%	11.41%	0.29%	25.18%	19.70%	17.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$671	$679	$514	$380	$219	$148
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.93%	2.05%	1.84%	1.85%	2.09%	2.06%
Portfolio Turnover Rate[1]	6%	9%	4%	7%	11%	36%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$193.36	$176.99	$179.58	$146.04	$124.53	$108.35
Investment Operations
Net Investment Income	1.901	3.732	3.329	3.060	2.850	2.314
Net Realized and Unrealized Gain (Loss)
on Investments	17.377	16.259	(2.641)	33.485	21.424	16.100
Total from Investment Operations	19.278	19.991	.688	36.545	24.274	18.414
Distributions
Dividends from Net Investment Income	(2.138)	(3.621)	(3.278)	(3.005)	(2.764)	(2.234)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.138)	(3.621)	(3.278)	(3.005)	(2.764)	(2.234)
Net Asset Value, End of Period	$210.50	$193.36	$176.99	$179.58	$146.04	$124.53

Total Return	10.06%	11.47%	0.33%	25.24%	19.73%	17.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,857	$1,549	$1,251	$944	$677	$334
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.09%	1.88%	1.89%	2.13%	2.10%
Portfolio Turnover Rate[1]	6%	9%	4%	7%	11%	36%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

16

Russell 1000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

17

Russell 1000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $177,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,521,953	—	—
Temporary Cash Investments	8,193	698	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	2,530,134	698	—
1 Represents variation margin on the last day of the reporting period.

18

Russell 1000 Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	42	4,962	213

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $60,163,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $44,523,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $2,064,277,000. Net unrealized appreciation of investment securities for tax purposes was $466,567,000, consisting of unrealized gains of $508,283,000 on securities that had risen in value since their purchase and $41,716,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $309,675,000 of investment securities and sold $216,210,000 of investment securities, other than temporary cash investments. Purchases and sales include $25,143,000 and $143,819,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

19

Russell 1000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	75,525	750	277,860	2,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(143,906)	(1,375)	(167,165)	(1,775)
Net Increase (Decrease)—ETF Shares	(68,381)	(625)	110,695	1,175
Institutional Shares
Issued	284,389	1,439	267,141	1,450
Issued in Lieu of Cash Distributions	15,799	81	24,538	137
Redeemed	(139,661)	(709)	(117,237)	(643)
Net Increase (Decrease)—Institutional Shares	160,527	811	174,442	944

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

20

Russell 1000 Value Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VONV	VRVIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	2.29%	2.33%

Portfolio Characteristics
			DJ
		Russell	U.S.
		1000	Total
		Value	Market
	Fund	Index FA Index
Number of Stocks	697	696	3,807
Median Market Cap	$62.0B	$62.0B	$57.6B
Price/Earnings Ratio	23.5x	23.5x	24.8x
Price/Book Ratio	2.1x	2.1x	3.0x
Return on Equity	12.1%	12.1%	16.4%
Earnings Growth Rate	3.9%	3.9%	7.6%
Dividend Yield	2.4%	2.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	5.5%	5.5%	13.7%
Consumer Staples	7.4	7.3	7.5
Energy	12.2	12.2	6.2
Financial Services	31.8	31.9	21.4
Health Care	10.8	10.7	13.3
Materials & Processing	3.2	3.2	3.9
Producer Durables	10.0	10.0	10.9
Technology	9.4	9.4	17.8
Utilities	9.7	9.8	5.3

Volatility Measures
	Russell	DJ
	1000	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Oil: Integrated	3.0%
JPMorgan Chase & Co.	Diversified Financial
	Services	2.9
Berkshire Hathaway Inc. Insurance: Multi-Line		2.8
Johnson & Johnson	Pharmaceuticals	2.4
Wells Fargo & Co.	Banks: Diversified	2.3
AT&T Inc.	Utilities:
	Telecommunications	2.3
Bank of America Corp.	Banks: Diversified	2.2
Procter & Gamble Co.	Personal Care	2.0
General Electric Co.	Diversified
	Manufacturing
	Operations	1.9
Chevron Corp.	Oil: Integrated	1.9
Top Ten		23.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.13% for ETF Shares and 0.08% for Institutional Shares.

21

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		17.08%	14.65%	13.20%
Net Asset Value		17.03	14.63	13.19
Institutional Shares	12/10/2010	17.08	14.68	12.41

See Financial Highlights for dividend and capital gains information.

22

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Wal-Mart Stores Inc.	340,879	24,179	0.9%
General Motors Co.	315,898	11,638	0.5%
Ford Motor Co.	875,037	10,964	0.4%
Consumer Discretionary—Other †		95,660	3.7%
		142,441	5.5%
Consumer Staples
Procter & Gamble Co.	577,408	52,585	2.0%
Philip Morris International Inc.	312,217	34,141	1.3%
Mondelez International Inc. Class A	336,765	14,791	0.6%
Walgreens Boots Alliance Inc.	153,809	13,286	0.5%
Colgate-Palmolive Co.	160,357	11,703	0.5%
Consumer Staples—Other †		62,551	2.4%
		189,057	7.3%
Energy
Exxon Mobil Corp.	940,846	76,510	3.0%
Chevron Corp.	424,203	47,723	1.9%
Schlumberger Ltd.	314,089	25,240	1.0%
ConocoPhillips	279,778	13,309	0.5%
Occidental Petroleum Corp.	171,920	11,269	0.4%
Energy—Other †		139,411	5.4%
		313,462	12.2%
Financial Services
JPMorgan Chase & Co.	820,923	74,392	2.9%
* Berkshire Hathaway Inc. Class B	426,426	73,098	2.8%
Wells Fargo & Co.	1,030,558	59,649	2.3%
Bank of America Corp.	2,317,243	57,190	2.2%
Citigroup Inc.	625,191	37,393	1.4%
Goldman Sachs Group Inc.	86,861	21,547	0.8%
US Bancorp	365,352	20,094	0.8%

23

Russell 1000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Morgan Stanley	321,877	14,700	0.6%
American International Group Inc.	229,519	14,671	0.6%
American Express Co.	182,270	14,593	0.6%
Chubb Ltd.	103,901	14,356	0.6%
PNC Financial Services Group Inc.	112,471	14,310	0.6%
Bank of New York Mellon Corp.	235,968	11,124	0.4%
Prudential Financial Inc.	99,628	11,013	0.4%
MetLife Inc.	209,668	10,995	0.4%
BlackRock Inc.	28,184	10,920	0.4%
Financial Services—Other †		359,783	14.0%
		819,828	31.8%
Health Care
Johnson & Johnson	512,625	62,648	2.4%
Pfizer Inc.	1,260,597	43,012	1.7%
Merck & Co. Inc.	625,033	41,171	1.6%
Medtronic plc	315,912	25,560	1.0%
Abbott Laboratories	347,670	15,673	0.6%
Health Care—Other †		88,478	3.4%
		276,542	10.7%
Materials & Processing
Dow Chemical Co.	252,735	15,735	0.6%
Materials & Processing—Other †		65,798	2.6%
		81,533	3.2%

[1]Other †		44	0.0%

Producer Durables
General Electric Co.	1,671,753	49,835	1.9%
United Technologies Corp.	174,883	19,683	0.8%
Union Pacific Corp.	160,193	17,291	0.7%
Caterpillar Inc.	125,816	12,161	0.5%
Producer Durables—Other †		158,088	6.1%
		257,058	10.0%
Technology
Cisco Systems Inc.	1,134,529	38,778	1.5%
Intel Corp.	970,131	35,119	1.4%
Oracle Corp.	601,115	25,601	1.0%
QUALCOMM Inc.	262,587	14,831	0.6%
Apple Inc.	103,754	14,213	0.5%
International Business Machines Corp.	62,037	11,155	0.4%
Technology—Other †		102,271	4.0%
		241,968	9.4%
Utilities
AT&T Inc.	1,389,871	58,083	2.3%
Verizon Communications Inc.	459,879	22,824	0.9%
NextEra Energy Inc.	103,939	13,616	0.5%
Duke Energy Corp.	155,315	12,821	0.5%
Southern Co.	211,604	10,754	0.4%
Utilities—Other †		132,832	5.1%
		250,930	9.7%
Total Common Stocks (Cost $2,247,041)		2,572,863	99.8%[2]

24

Russell 1000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	20,014	2,002	0.1%

5U.S. Government and Agency Obligations †			299	0.0%
Total Temporary Cash Investments (Cost $2,301)			2,301	0.1%[2]
[6]Total Investments (Cost $2,249,342)			2,575,164	99.9%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			175
Receivables for Investment Securities Sold			5,275
Receivables for Accrued Income			6,468
Receivables for Capital Shares Issued			1,351
Total Other Assets			13,269	0.5%
Liabilities
Payables for Investment Securities Purchased			(6,934)
Collateral for Securities on Loan			(2,000)
Payables for Capital Shares Redeemed			(22)
Payables to Vanguard			(625)
Other Liabilities			(79)
Total Liabilities			(9,660)	(0.4%)
Net Assets			2,578,773	100.0%

25

Russell 1000 Value Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,276,727
Undistributed Net Investment Income	7,444
Accumulated Net Realized Losses	(31,420)
Unrealized Appreciation (Depreciation)
Investment Securities	325,822
Futures Contracts	200
Net Assets	2,578,773

ETF Shares—Net Assets
Applicable to 9,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,009,015
Net Asset Value Per Share—ETF Shares	$101.92

Institutional Shares—Net Assets
Applicable to 7,887,555 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,569,758
Net Asset Value Per Share—Institutional Shares	$199.02

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,000,000 of collateral received for securities on loan.
5 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $1,873,000.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	29,712
Interest[1]	20
Securities Lending—Net	63
Total Income	29,795
Expenses
The Vanguard Group—Note B
Investment Advisory Services	164
Management and Administrative—ETF Shares	373
Management and Administrative—Institutional Shares	441
Marketing and Distribution—ETF Shares	33
Marketing and Distribution—Institutional Shares	22
Custodian Fees	76
Shareholders’ Reports—ETF Shares	8
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,119
Net Investment Income	28,676
Realized Net Gain (Loss)
Investment Securities Sold[1]	47,173
Futures Contracts	705
Realized Net Gain (Loss)	47,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities	174,761
Futures Contracts	(133)
Change in Unrealized Appreciation (Depreciation)	174,628
Net Increase (Decrease) in Net Assets Resulting from Operations	251,182
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $20,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,676	48,174
Realized Net Gain (Loss)	47,878	65,494
Change in Unrealized Appreciation (Depreciation)	174,628	113,269
Net Increase (Decrease) in Net Assets Resulting from Operations	251,182	226,937
Distributions
Net Investment Income
ETF Shares	(10,879)	(11,809)
Institutional Shares	(21,742)	(33,672)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(32,621)	(45,481)
Capital Share Transactions
ETF Shares	262,499	210,387
Institutional Shares	(55,173)	71,161
Net Increase (Decrease) from Capital Share Transactions	207,326	281,548
Total Increase (Decrease)	425,887	463,004
Net Assets
Beginning of Period	2,152,886	1,689,882
End of Period[1]	2,578,773	2,152,886
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,444,000 and $11,389,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$93.14	$84.77	$89.83	$73.82	$61.49	$53.57
Investment Operations
Net Investment Income	1.159	2.205	1.990	1.774	1.610	1.228
Net Realized and Unrealized Gain (Loss)
on Investments	8.980	8.312	(5.097)	15.967	12.290	7.833
Total from Investment Operations	10.139	10.517	(3.107)	17.741	13.900	9.061
Distributions
Dividends from Net Investment Income	(1.359)	(2.147)	(1.953)	(1.731)	(1.570)	(1.141)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.359)	(2.147)	(1.953)	(1.731)	(1.570)	(1.141)
Net Asset Value, End of Period	$101.92	$93.14	$84.77	$89.83	$73.82	$61.49

Total Return	11.00%	12.65%	-3.59%	24.27%	22.90%	17.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,009	$668	$407	$283	$137	$46
Ratio of Total Expenses to
Average Net Assets	0.13%	0.12%	0.12%	0.12%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.58%	2.26%	2.22%	2.39%	2.48%
Portfolio Turnover Rate[1]	10%	18%	18%	16%	26%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$181.86	$165.50	$175.38	$144.13	$120.04	$104.59
Investment Operations
Net Investment Income	2.295	4.359	3.946	3.528	3.228	2.474
Net Realized and Unrealized Gain (Loss)
on Investments	17.545	16.249	(9.955)	31.182	24.017	15.262
Total from Investment Operations	19.840	20.608	(6.009)	34.710	27.245	17.736
Distributions
Dividends from Net Investment Income	(2.680)	(4.248)	(3.871)	(3.460)	(3.155)	(2.286)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.680)	(4.248)	(3.871)	(3.460)	(3.155)	(2.286)
Net Asset Value, End of Period	$199.02	$181.86	$165.50	$175.38	$144.13	$120.04

Total Return	11.02%	12.72%	-3.55%	24.33%	23.00%	17.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,570	$1,485	$1,283	$1,222	$797	$541
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.62%	2.30%	2.26%	2.46%	2.55%
Portfolio Turnover Rate[1]	10%	18%	18%	16%	26%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

31

Russell 1000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

32

Russell 1000 Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $175,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,572,863	—	—
Temporary Cash Investments	2,002	299	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	2,574,855	299	—
1 Represents variation margin on the last day of the reporting period.

33

Russell 1000 Value Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	36	4,253	200

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $44,024,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at August 31, 2016, the fund had available capital losses totaling $34,941,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $2,249,349,000. Net unrealized appreciation of investment securities for tax purposes was $325,815,000, consisting of unrealized gains of $392,885,000 on securities that had risen in value since their purchase and $67,070,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $486,355,000 of investment securities and sold $278,543,000 of investment securities, other than temporary cash investments. Purchases and sales include $266,431,000 and $163,517,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Russell 1000 Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	366,824	3,800	553,382	6,375
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(104,325)	(1,075)	(342,995)	(4,000)
Net Increase (Decrease)—ETF Shares	262,499	2,725	210,387	2,375
Institutional Shares
Issued	233,236	1,257	352,730	2,075
Issued in Lieu of Cash Distributions	20,695	111	32,049	192
Redeemed	(309,104)	(1,644)	(313,618)	(1,855)
Net Increase (Decrease)—Institutional Shares	(55,173)	(276)	71,161	412

H. Management has determined that no material events or transactions occurred subsequent to
February 28, 2017, that would require recognition or disclosure in these financial statements.

35

Russell 1000 Growth Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VONG	VRGWX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.41%	1.45%

Portfolio Characteristics
			DJ
		Russell	U.S.
		1000	Total
		Growth	Market
	Fund	Index FA Index
Number of Stocks	612	610	3,807
Median Market Cap	$82.4B	$82.4B	$57.6B
Price/Earnings Ratio	24.7x	24.7x	24.8x
Price/Book Ratio	5.9x	5.9x	3.0x
Return on Equity	22.9%	22.5%	16.4%
Earnings Growth Rate	10.9%	11.6%	7.6%
Dividend Yield	1.5%	1.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 22.2%		22.2%	13.7%
Consumer Staples	8.5	8.5	7.5
Energy	0.5	0.5	6.2
Financial Services	9.9	9.9	21.4
Health Care	15.9	15.9	13.3
Materials & Processing	4.0	4.0	3.9
Producer Durables	11.6	11.6	10.9
Technology	26.3	26.3	17.8
Utilities	1.1	1.1	5.3

Volatility Measures
		DJ
		U.S. Total
	Russell 1000	Market
	Growth Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	6.1%
Alphabet Inc.	Computer Services
	Software & Systems	4.4
Microsoft Corp.	Computer Services
	Software & Systems	4.3
Amazon.com Inc.	Diversified Retail	2.9
Facebook Inc.	Computer Services
	Software & Systems	2.7
Home Depot Inc.	Specialty Retail	1.6
Walt Disney Co.	Entertainment	1.6
Visa Inc.	Financial Data &
	Systems	1.5
Comcast Corp.	Cable Television
	Services	1.5
UnitedHealth Group Inc.	Health Care
	Management
	Services	1.4
Top Ten		28.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.12% for ETF Shares and 0.08% for Institutional Shares.

36

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		6.99%	14.38%	13.85%
Net Asset Value		6.97	14.36	13.84
Institutional Shares	12/6/2010	7.02	14.42	12.53

See Financial Highlights for dividend and capital gains information.

37

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	115,234	97,377	2.9%
Home Depot Inc.	368,598	53,413	1.6%
Walt Disney Co.	480,768	52,928	1.6%
Comcast Corp. Class A	1,320,911	49,428	1.5%
McDonald’s Corp.	246,164	31,423	0.9%
* Priceline Group Inc.	14,669	25,291	0.7%
Starbucks Corp.	422,557	24,031	0.7%
Costco Wholesale Corp.	129,108	22,875	0.7%
NIKE Inc. Class B	391,827	22,397	0.7%
Lowe’s Cos. Inc.	265,066	19,713	0.6%
* Charter Communications Inc. Class A	59,380	19,183	0.6%
* Netflix Inc.	120,813	17,171	0.5%
TJX Cos. Inc.	195,705	15,353	0.5%
Time Warner Inc.	153,042	15,030	0.4%
Consumer Discretionary—Other †		275,282	8.2%
		740,895	22.1%
Consumer Staples
Altria Group Inc.	579,219	43,395	1.3%
PepsiCo Inc.	372,114	41,074	1.2%
Coca-Cola Co.	862,976	36,210	1.1%
CVS Health Corp.	299,409	24,126	0.7%
Consumer Staples—Other †		137,961	4.1%
		282,766	8.4%

Energy †		16,561	0.5%

Financial Services
Visa Inc. Class A	564,545	49,646	1.5%
Mastercard Inc. Class A	285,489	31,535	0.9%

38

Russell 1000 Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Simon Property Group Inc.	82,580	15,228	0.5%
Financial Services—Other †		233,605	7.0%
		330,014	9.9%
Health Care
UnitedHealth Group Inc.	277,777	45,939	1.4%
Amgen Inc.	222,517	39,281	1.2%
AbbVie Inc.	479,271	29,638	0.9%
* Celgene Corp.	227,549	28,105	0.8%
Bristol-Myers Squibb Co.	494,511	28,044	0.8%
Gilead Sciences Inc.	392,385	27,655	0.8%
Eli Lilly & Co.	289,064	23,937	0.7%
* Biogen Inc.	64,802	18,702	0.6%
Johnson & Johnson	140,813	17,209	0.5%
Health Care—Other †		273,636	8.2%
		532,146	15.9%
Materials & Processing
EI du Pont de Nemours & Co.	258,877	20,332	0.6%
Materials & Processing—Other †		114,247	3.4%
		134,579	4.0%

[1]Other †		44	0.0%

Producer Durables
3M Co.	174,251	32,472	1.0%
Boeing Co.	176,855	31,875	0.9%
Honeywell International Inc.	225,271	28,046	0.8%
Accenture plc Class A	184,859	22,645	0.7%
United Parcel Service Inc. Class B	204,936	21,674	0.6%
Lockheed Martin Corp.	75,343	20,085	0.6%
General Electric Co.	529,666	15,789	0.5%
Producer Durables—Other †		216,589	6.5%
		389,175	11.6%
Technology
Apple Inc.	1,487,658	203,794	6.1%
Microsoft Corp.	2,244,319	143,592	4.3%
* Facebook Inc. Class A	664,889	90,119	2.7%
* Alphabet Inc. Class A	87,032	73,536	2.2%
* Alphabet Inc. Class C	87,891	72,353	2.2%
International Business Machines Corp.	178,937	32,176	1.0%
Broadcom Ltd.	111,526	23,524	0.7%
Texas Instruments Inc.	297,802	22,818	0.7%
* Adobe Systems Inc.	144,381	17,086	0.5%
* salesforce.com Inc.	189,448	15,412	0.4%
NVIDIA Corp.	150,581	15,281	0.4%
Technology—Other †		171,289	5.1%
		880,980	26.3%
Utilities
Verizon Communications Inc.	604,261	29,990	0.9%
Utilities—Other †		5,646	0.2%
		35,636	1.1%
Total Common Stocks (Cost $2,677,802)		3,342,796	99.8%[2]

39

Russell 1000 Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	75,382	7,539	0.2%

5U.S. Government and Agency Obligations †			399	0.0%
Total Temporary Cash Investments (Cost $7,938)			7,938	0.2%[2]
[6]Total Investments (Cost $2,685,740)			3,350,734	100.0%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			220
Receivables for Investment Securities Sold			4,234
Receivables for Accrued Income			4,503
Receivables for Capital Shares Issued			864
Total Other Assets			9,821	0.3%
Liabilities
Payables for Investment Securities Purchased			(8)
Collateral for Securities on Loan			(7,530)
Payables for Capital Shares Redeemed			(1,313)
Payables to Vanguard			(736)
Other Liabilities			(1,770)
Total Liabilities			(11,357)	(0.3%)
Net Assets			3,349,198	100.0%

40

Russell 1000 Growth Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,759,630
Undistributed Net Investment Income	6,694
Accumulated Net Realized Losses	(82,419)
Unrealized Appreciation (Depreciation)
Investment Securities	664,994
Futures Contracts	299
Net Assets	3,349,198

ETF Shares—Net Assets
Applicable to 8,726,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,009,242
Net Asset Value Per Share—ETF Shares	$115.65

Institutional Shares—Net Assets
Applicable to 10,523,019 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,339,956
Net Asset Value Per Share—Institutional Shares	$222.37

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $7,530,000 of collateral received for securities on loan.
5 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $7,035,000.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	22,465
Interest[1]	37
Securities Lending—Net	133
Total Income	22,635
Expenses
The Vanguard Group—Note B
Investment Advisory Services	206
Management and Administrative—ETF Shares	376
Management and Administrative—Institutional Shares	605
Marketing and Distribution—ETF Shares	32
Marketing and Distribution—Institutional Shares	30
Custodian Fees	62
Shareholders’ Reports—ETF Shares	9
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,322
Net Investment Income	21,313
Realized Net Gain (Loss)
Investment Securities Sold[1]	26,249
Futures Contracts	854
Realized Net Gain (Loss)	27,103
Change in Unrealized Appreciation (Depreciation)
Investment Securities	218,611
Futures Contracts	(43)
Change in Unrealized Appreciation (Depreciation)	218,568
Net Increase (Decrease) in Net Assets Resulting from Operations	266,984
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $37,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,313	37,741
Realized Net Gain (Loss)	27,103	62,530
Change in Unrealized Appreciation (Depreciation)	218,568	136,392
Net Increase (Decrease) in Net Assets Resulting from Operations	266,984	236,663
Distributions
Net Investment Income
ETF Shares	(6,290)	(8,068)
Institutional Shares	(17,430)	(25,753)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(23,720)	(33,821)
Capital Share Transactions
ETF Shares	202,270	237,351
Institutional Shares	176,733	274,768
Net Increase (Decrease) from Capital Share Transactions	379,003	512,119
Total Increase (Decrease)	622,267	714,961
Net Assets
Beginning of Period	2,726,931	2,011,970
End of Period[1]	3,349,198	2,726,931
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,694,000 and $9,101,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$106.90	$98.24	$95.74	$77.02	$67.41	$58.31
Investment Operations
Net Investment Income	.763	1.602	1.466	1.293	1.226	.900
Net Realized and Unrealized Gain (Loss)
on Investments	8.876	8.556	2.481	18.713	9.611	9.023
Total from Investment Operations	9.639	10.158	3.947	20.006	10.837	9.923
Distributions
Dividends from Net Investment Income	(.889)	(1.498)	(1.447)	(1.286)	(1.227)	(.823)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.889)	(1.498)	(1.447)	(1.286)	(1.227)	(.823)
Net Asset Value, End of Period	$115.65	$106.90	$98.24	$95.74	$77.02	$67.41

Total Return	9.09%	10.44%	4.11%	26.15%	16.27%	17.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,009	$738	$452	$295	$148	$76
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.60%	1.47%	1.51%	1.73%	1.59%
Portfolio Turnover Rate[1]	8%	15%	20%	18%	29%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$205.53	$188.88	$184.06	$148.07	$129.59	$112.09
Investment Operations
Net Investment Income	1.508	3.147	2.882	2.544	2.446	1.812
Net Realized and Unrealized Gain (Loss)
on Investments	17.081	16.449	4.782	35.986	18.488	17.342
Total from Investment Operations	18.589	19.596	7.664	38.530	20.934	19.154
Distributions
Dividends from Net Investment Income	(1.749)	(2.946)	(2.844)	(2.540)	(2.454)	(1.654)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.749)	(2.946)	(2.844)	(2.540)	(2.454)	(1.654)
Net Asset Value, End of Period	$222.37	$205.53	$188.88	$184.06	$148.07	$129.59

Total Return	9.11%	10.48%	4.15%	26.20%	16.35%	17.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,340	$1,989	$1,560	$1,460	$992	$576
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.64%	1.51%	1.55%	1.80%	1.66%
Portfolio Turnover Rate[1]	8%	15%	20%	18%	29%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

46

Russell 1000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

47

Russell 1000 Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $220,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,342,796	—	—
Temporary Cash Investments	7,539	399	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	3,350,320	399	—
1 Represents variation margin on the last day of the reporting period.

48

Russell 1000 Growth Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	54	6,380	299

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $23,650,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $85,531,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $2,685,740,000. Net unrealized appreciation of investment securities for tax purposes was $664,994,000, consisting of unrealized gains of $706,013,000 on securities that had risen in value since their purchase and $41,019,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $556,676,000 of investment securities and sold $178,294,000 of investment securities, other than temporary cash investments. Purchases and sales include $256,144,000 and $55,811,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

49

Russell 1000 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	258,738	2,350	471,904	4,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(56,468)	(525)	(234,553)	(2,300)
Net Increase (Decrease)—ETF Shares	202,270	1,825	237,351	2,300
Institutional Shares
Issued	324,276	1,551	620,161	3,160
Issued in Lieu of Cash Distributions	15,816	77	24,379	126
Redeemed	(163,359)	(783)	(369,772)	(1,866)
Net Increase (Decrease)—Institutional Shares	176,733	845	274,768	1,420

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2016	2/28/2017	Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,100.43	$0.62
Institutional Shares	1,000.00	1,100.55	0.42
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,110.01	$0.68
Institutional Shares	1,000.00	1,110.16	0.42
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,090.87	$0.62
Institutional Shares	1,000.00	1,091.14	0.41
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.15	$0.65
Institutional Shares	1,000.00	1,024.40	0.40
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.12% for ETF Shares and 0.08% for Institutional Shares; for the Russell 1000 Value Index Fund,
0.13% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.12% for ETF Shares and 0.08% for
Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

52

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

53

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
Who Are Deaf or Hard of Hearing > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042017

Semiannual Report | February 28, 2017

Vanguard Russell 2000 Index Funds

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Russell 2000 Index Fund.	6
Russell 2000 Value Index Fund.	21
Russell 2000 Growth Index Fund.	36
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Value stocks generally outpaced their growth-oriented counterparts and small-capitalization stocks beat large-caps for the six months ended February 28, 2017. The broad trends were reflected in the performance of the three Vanguard Russell 2000 Index Funds.

• Results ranged from more than 9% for Vanguard Russell 2000 Growth Index Fund to nearly 16% for Vanguard Russell 2000 Value Index Fund. Vanguard Russell 2000 Index Fund, which includes both growth and value stocks, returned nearly 13%.

• All three funds closely tracked their target indexes and exceeded the average returns of their small-cap peers.

• The financial services and technology sectors were among the top contributors for all three funds. Producer durables and materials and processing also added significantly to returns. Consumer staples, energy, and utilities were some of the weakest sectors.

Total Returns: Six Months Ended February 28, 2017
Total
Returns
Vanguard Russell 2000 Index Fund
ETF Shares
Market Price	12.60%
Net Asset Value	12.62
Institutional Shares	12.66
Russell 2000 Index	12.61
Small-Cap Core Funds Average	12.04
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 2000 Value Index Fund
ETF Shares
Market Price	15.64%
Net Asset Value	15.78
Institutional Shares	15.84
Russell 2000 Value Index	15.80
Small-Cap Value Funds Average	13.77
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Russell 2000 Growth Index Fund
ETF Shares
Market Price	9.53%
Net Asset Value	9.40
Institutional Shares	9.46
Russell 2000 Growth Index	9.39
Small-Cap Growth Funds Average	8.61

Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Institutional	Peer Group
	Shares	Shares	Average
Russell 2000 Index Fund	0.15%	0.08%	1.24%
Russell 2000 Value Index Fund	0.20	0.08	1.32
Russell 2000 Growth Index Fund	0.20	0.08	1.34

The fund expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2017, the funds’ annualized expense ratios were: for the Russell 2000 Index Fund, 0.16% for ETF
Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.21% for ETF Shares and 0.08% for Institutional Shares;
and for the Russell 2000 Growth Index Fund, 0.21% for ETF Shares and 0.08% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Russell 2000 Index Fund, Small-Cap Core Funds; for the Russell 2000 Value Index Fund, Small-Cap Value Funds; and for
the Russell 2000 Growth Index Fund, Small-Cap Growth Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, a Vanguard client asked us to help improve its defined contribution retirement plan. New hires were participating in the plan at lower rates than in previous years, and the client wanted to reverse this trend. Another priority was to help more participants invest their retirement savings in balanced portfolios.

The overall goal of this longtime client: Give employees a better chance to achieve financial security in retirement.

Today, that plan automatically enrolls employees at a 5% contribution rate, puts them in a low-cost target-date fund that takes on less risk as they near retirement, and offers a comprehensive suite of advice services. On top of that, employees get an employer contribution of 5% and are eligible for a company match.

Because of this combination of attractive features and generous employer contributions, nearly all new hires now participate in the plan, 81% of plan participants invest their retirement savings in balanced portfolios, and 87% of participants meet or exceed Vanguard’s recommended total retirement savings target. (Vanguard generally recommends that retirement investors save 12%–15% of pay, including company matches.)

3

Changing the retirement landscape

Am I singling out an isolated Vanguard success story? Absolutely not.

Stories like these are becoming increasingly common with employer-based retirement plans, particularly among large and midsize companies. Solutions such as automatic enrollment, automatic contribution increases, and default investment in target-date funds are having a positive effect.

Insights from the relatively new discipline of behavioral finance have contributed to the advances. Simply put, retirement plans are making natural human inertia work for future retirees, rather than against them, by putting savings on autopilot as much as possible.

More than 60% of Vanguard participants are in plans with automatic enrollment, which has led to a big jump in participation. Today, more than four-fifths of eligible employees are saving for retirement, compared with only two-thirds ten years ago.

In addition, many plans have adopted automatic-escalation features, which increase plan contributions at regular intervals until a maximum level is reached or an employee opts out. Automatic increases are a crucial tool for boosting retirement savings rates.

The growing use of target-date funds is another enormous benefit. More than 70% of all participants in Vanguard plans invest at least part of their retirement savings in

Market Barometer
	Total Returns
	Periods Ended February 28, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.10%	25.53%	13.94%
Russell 2000 Index (Small-caps)	12.61	36.11	12.89
Russell 3000 Index (Broad U.S. market)	10.29	26.29	13.85
FTSE All-World ex US Index (International)	5.40	19.87	4.00

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.19%	1.42%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.80	0.25	3.07
Citigroup Three-Month U.S. Treasury Bill Index	0.19	0.32	0.10

CPI
Consumer Price Index	1.14%	2.74%	1.36%

4

these age-appropriate, diversified strategies. And nearly 50% of Vanguard participants are invested solely in a single target-date fund.

Consider a do-it-yourself autopilot

But what if you don’t have access to a world-class, employer-based retirement plan? Unfortunately, not everyone does, which is an important policy issue.

However, you can still put the features of these plans to work. For example, you can set up automatic contributions from your paycheck to an IRA. And you can adopt your own automatic escalation by investing any pay raises.

You can also take a page from top-quality retirement plans by considering a low-cost, globally diversified target-date fund. The beauty of this approach is that you don’t need to remember to rebalance your portfolio—the fund does it for you.

Of course, you can take a more active role in picking your own investments, and this can be a good choice for some. But keep in mind the lessons from successful employer-based plans: Busy workers, faced with a lot of competing priorities, are often best served by putting their retirement savings on autopilot.

Winning by default

In highlighting some recent successes in retirement savings, I don’t want to minimize the challenges we still face. We’re living in a slow-growth, uncertain world, and investment returns for both stocks and bonds could well be modest in the coming decade.

But I believe the innovations we’ve seen in the last ten years in many retirement plans—you might call it the “default revolution”—point the way toward a solution. And that even goes for people whose employers don’t have a world-class retirement plan.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2017

5

Russell 2000 Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VTWO	VRTIX
Expense Ratio[1]	0.15%	0.08%
30-Day SEC Yield	1.19%	1.26%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		2000	Market
	Fund	Index FA	Index
Number of Stocks	1,967	1,956	3,807
Median Market Cap	$2.0B	$2.0B	$57.6B
Price/Earnings Ratio	36.4x	36.3x	24.8x
Price/Book Ratio	2.4x	2.4x	3.0x
Return on Equity	10.3%	10.3%	16.4%
Earnings Growth Rate	8.3%	8.3%	7.6%
Dividend Yield	1.3%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	20%	—	—
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Consumer Discretionary 12.7%		12.7%	13.7%
Consumer Staples	2.4	2.4	7.5
Energy	3.2	3.2	6.2
Financial Services	28.3	28.3	21.4
Health Care	12.9	12.9	13.3
Materials & Processing	7.8	7.8	3.9
Producer Durables	13.5	13.5	10.9
Technology	14.6	14.6	17.8
Utilities	4.6	4.6	5.3

Volatility Measures
		DJ
	Russell	U.S. Total
	2000	Market
	Index	FA Index
R-Squared	1.00	0.72
Beta	1.00	1.25
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Advanced Micro Devices Semiconductors &
Inc.	Components	0.6%
Chemours Co.	Chemicals: Specialty	0.3
Microsemi Corp.	Semiconductors &
	Components	0.3
TESARO Inc.	Biotechnology	0.3
Olin Corp.	Chemicals:
	Diversified	0.3
Webster Financial Corp.	Banks: Diversified	0.3
New Residential
Investment Corp.	Mortgage REITs	0.3
XPO Logistics Inc.	Transportation
	Miscellaneous	0.3
Prosperity Bancshares
Inc.	Banks: Diversified	0.3
Exelixis Inc.	Biotechnology	0.3
Top Ten		3.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.16% for ETF Shares and 0.08% for Institutional Shares.

6

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		21.47%	14.49%	13.45%
Net Asset Value		21.33	14.45	13.43
Institutional Shares	12/22/2010	21.41	14.53	10.97

See Financial Highlights for dividend and capital gains information.

7

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary †		198,044	12.6%

Consumer Staples †		37,556	2.4%

Energy
* RSP Permian Inc.	79,832	3,153	0.2%
* PDC Energy Inc.	45,447	3,072	0.2%
Energy—Other †		44,624	2.9%
		50,849	3.3%
Financial Services
Webster Financial Corp.	75,145	4,128	0.3%
New Residential Investment Corp.	242,886	4,097	0.3%
Prosperity Bancshares Inc.	54,474	4,060	0.3%
Bank of the Ozarks Inc.	72,356	3,960	0.3%
PrivateBancorp Inc.	63,986	3,622	0.2%
* Texas Capital Bancshares Inc.	40,380	3,600	0.2%
Investors Bancorp Inc.	242,876	3,553	0.2%
Hudson Pacific Properties Inc.	93,550	3,422	0.2%
Umpqua Holdings Corp.	180,283	3,391	0.2%
Fair Isaac Corp.	25,222	3,281	0.2%
Radian Group Inc.	175,248	3,261	0.2%
Medical Properties Trust Inc.	242,523	3,255	0.2%
Hancock Holding Co.	68,335	3,242	0.2%
* Gramercy Property Trust	114,508	3,202	0.2%
DuPont Fabros Technology Inc.	61,495	3,166	0.2%
Primerica Inc.	38,266	3,090	0.2%
Wintrust Financial Corp.	41,839	3,084	0.2%
IBERIABANK Corp.	36,154	3,064	0.2%
CNO Financial Group Inc.	146,100	3,055	0.2%
* MGIC Investment Corp.	280,706	2,990	0.2%
Financial Services—Other †		372,720	23.8%
		441,243	28.2%

8

Russell 2000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
* TESARO Inc.	23,250	4,380	0.3%
* Exelixis Inc.	184,949	3,982	0.2%
HealthSouth Corp.	72,384	3,063	0.2%
* NuVasive Inc.	40,486	3,027	0.2%
* Masimo Corp.	33,233	3,003	0.2%
Health Care—Other †		183,636	11.7%
		201,091	12.8%
Materials & Processing
Chemours Co.	149,629	5,037	0.3%
Olin Corp.	135,096	4,199	0.3%
US Silica Holdings Inc.	60,536	3,061	0.2%
Materials & Processing—Other †		108,991	6.9%
		121,288	7.7%

[1]Other †		363	0.0%

Producer Durables
* XPO Logistics Inc.	79,812	4,070	0.3%
* Teledyne Technologies Inc.	27,809	3,654	0.2%
Curtiss-Wright Corp.	36,043	3,526	0.2%
MAXIMUS Inc.	52,176	3,113	0.2%
Woodward Inc.	43,361	3,055	0.2%
EMCOR Group Inc.	49,477	3,042	0.2%
Producer Durables—Other †		190,196	12.2%
		210,656	13.5%
Technology
* Advanced Micro Devices Inc.	614,471	8,885	0.6%
* Microsemi Corp.	92,834	4,811	0.3%
LogMeIn Inc.	42,402	3,890	0.3%
* Take-Two Interactive Software Inc.	67,982	3,874	0.2%
* Aspen Technology Inc.	63,429	3,688	0.2%
* Coherent Inc.	19,694	3,596	0.2%
* Cavium Inc.	53,047	3,475	0.2%
Mentor Graphics Corp.	87,285	3,238	0.2%
Science Applications International Corp.	34,444	2,996	0.2%
Technology—Other †		189,235	12.1%
		227,688	14.5%
Utilities
WGL Holdings Inc.	41,215	3,441	0.3%
IDACORP Inc.	41,119	3,410	0.2%
Portland General Electric Co.	72,782	3,299	0.2%
Southwest Gas Holdings Inc.	38,446	3,288	0.2%
j2 Global Inc.	38,227	3,112	0.2%
Utilities—Other †		54,899	3.5%
		71,449	4.6%
Total Common Stocks (Cost $1,424,434)		1,560,227	99.6%[2]

9

Russell 2000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	317,557	31,759	2.1%

		Face
	Maturity	Amount
	Date	($000)
5U.S. Government and Agency Obligations
United States Treasury Bill	7/20/17	300	299	0.0%
Total Temporary Cash Investments (Cost $32,057)			32,058	2.1%[2]
[6]Total Investments (Cost $1,456,491)			1,592,285	101.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			108
Receivables for Investment Securities Sold			22,931
Receivables for Accrued Income			950
Receivables for Capital Shares Issued			116
Other Assets[7]			497
Total Other Assets			24,602	1.5%
Liabilities
Payables for Investment Securities Purchased			(12,785)
Collateral for Securities on Loan			(19,359)
Payables for Capital Shares Redeemed			(14,702)
Payables to Vanguard			(366)
Other Liabilities			(3,300)
Total Liabilities			(50,512)	(3.2%)
Net Assets			1,566,375	100.0%

10

Russell 2000 Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,463,590
Undistributed Net Investment Income	405
Accumulated Net Realized Losses	(33,416)
Unrealized Appreciation (Depreciation)
Investment Securities	135,794
Futures Contracts	2
Net Assets	1,566,375

ETF Shares—Net Assets
Applicable to 9,150,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,010,991
Net Asset Value Per Share—ETF Shares	$110.49

Institutional Shares—Net Assets
Applicable to 2,627,714 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	555,384
Net Asset Value Per Share—Institutional Shares	$211.36

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $19,359,000 of collateral received for securities on loan.
5 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $17,546,000.
7 Cash of $14,000 has been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	8,080
Interest[1]	18
Securities Lending—Net	934
Total Income	9,032
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative—ETF Shares	390
Management and Administrative—Institutional Shares	81
Marketing and Distribution—ETF Shares	33
Marketing and Distribution—Institutional Shares	9
Custodian Fees	216
Shareholders’ Reports—ETF Shares	19
Shareholders’ Reports—Institutional Shares	1
Total Expenses	847
Net Investment Income	8,185
Realized Net Gain (Loss)
Investment Securities Sold[1]	11,516
Futures Contracts	437
Realized Net Gain (Loss)	11,953
Change in Unrealized Appreciation (Depreciation)
Investment Securities	138,678
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	138,680
Net Increase (Decrease) in Net Assets Resulting from Operations	158,818
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $18,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 2000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,185	16,012
Realized Net Gain (Loss)	11,953	43,554
Change in Unrealized Appreciation (Depreciation)	138,680	28,503
Net Increase (Decrease) in Net Assets Resulting from Operations	158,818	88,069
Distributions
Net Investment Income
ETF Shares	(6,882)	(9,645)
Institutional Shares	(4,720)	(9,668)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(11,602)	(19,313)
Capital Share Transactions
ETF Shares	226,572	102,679
Institutional Shares	15,333	(76,587)
Net Increase (Decrease) from Capital Share Transactions	241,905	26,092
Total Increase (Decrease)	389,121	94,848
Net Assets
Beginning of Period	1,177,254	1,082,406
End of Period[1]	1,566,375	1,177,254
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $405,000 and $3,819,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 2000 Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$98.98	$92.71	$93.72	$80.46	$64.74	$57.66
Investment Operations
Net Investment Income	.618	1.302	1.224[1]	1.054	1.161	.869[1]
Net Realized and Unrealized Gain (Loss)
on Investments	11.805	6.537	(1.163)	13.163	15.604	6.749
Total from Investment Operations	12.423	7.839	.061	14.217	16.765	7.618
Distributions
Dividends from Net Investment Income	(.913)	(1.569)	(1.071)	(.957)	(1.045)	(.538)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.913)	(1.569)	(1.071)	(.957)	(1.045)	(.538)
Net Asset Value, End of Period	$110.49	$98.98	$92.71	$93.72	$80.46	$64.74

Total Return	12.62%	8.62%	0.03%	17.69%	26.23%	13.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,011	$698	$554	$375	$257	$149
Ratio of Total Expenses to
Average Net Assets	0.16%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.52%	1.28%	1.23%	1.71%	1.45%
Portfolio Turnover Rate [2]	20%	19%	17%	16%	32%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$189.31	$177.40	$179.29	$153.88	$123.77	$110.21
Investment Operations
Net Investment Income	1.247	2.606	2.453[1]	2.110	2.306	1.733[1]
Net Realized and Unrealized Gain (Loss)
on Investments	22.599	12.503	(2.212)	25.206	29.858	12.899
Total from Investment Operations	23.846	15.109	.241	27.316	32.164	14.632
Distributions
Dividends from Net Investment Income	(1.796)	(3.199)	(2.131)	(1.906)	(2.054)	(1.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.796)	(3.199)	(2.131)	(1.906)	(2.054)	(1.072)
Net Asset Value, End of Period	$211.36	$189.31	$177.40	$179.29	$153.88	$123.77

Total Return	12.66%	8.69%	0.11%	17.78%	26.33%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$555	$479	$528	$320	$278	$202
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.59%	1.35%	1.30%	1.78%	1.52%
Portfolio Turnover Rate[2]	20%	19%	17%	16%	32%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

16

Russell 2000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

17

Russell 2000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $108,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,560,013	6	208
Temporary Cash Investments	31,759	299	—
Futures Contracts—Liabilities[1]	(100)	—	—
Total	1,591,672	305	208
1 Represents variation margin on the last day of the reporting period.

18

Russell 2000 Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	94	6,510	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $10,037,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $35,330,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $1,456,525,000. Net unrealized appreciation of investment securities for tax purposes was $135,760,000, consisting of unrealized gains of $254,723,000 on securities that had risen in value since their purchase and $118,963,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $403,500,000 of investment securities and sold $164,773,000 of investment securities, other than temporary cash investments. Purchases and sales include $252,032,000 and $32,856,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

19

Russell 2000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	259,849	2,425	369,546	4,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(33,277)	(325)	(266,867)	(3,000)
Net Increase (Decrease)—ETF Shares	226,572	2,100	102,679	1,075
Institutional Shares
Issued	96,284	491	172,053	993
Issued in Lieu of Cash Distributions	4,252	21	8,838	51
Redeemed	(85,203)	(417)	(257,478)	(1,490)
Net Increase (Decrease) —Institutional Shares	15,333	95	(76,587)	(446)

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

20

Russell 2000 Value Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VTWV	VRTVX
Expense Ratio[1]	0.20%	0.08%
30-Day SEC Yield	1.67%	1.77%

Portfolio Characteristics
			DJ
		Russell	U.S.
		2000	Total
		Value	Market
	Fund	Index FA Index
Number of Stocks	1,365	1,358	3,807
Median Market Cap	$1.9B	$1.9B	$57.6B
Price/Earnings Ratio	31.5x	31.5x	24.8x
Price/Book Ratio	1.7x	1.7x	3.0x
Return on Equity	8.0%	8.0%	16.4%
Earnings Growth Rate	6.1%	6.0%	7.6%
Dividend Yield	1.8%	1.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	9.7%	9.7%	13.7%
Consumer Staples	2.1	2.1	7.5
Energy	5.4	5.4	6.2
Financial Services	42.7	42.8	21.4
Health Care	4.6	4.6	13.3
Materials & Processing	5.8	5.7	3.9
Producer Durables	12.8	12.8	10.9
Technology	10.2	10.1	17.8
Utilities	6.7	6.8	5.3

Volatility Measures
	Russell	DJ
	2000	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.64
Beta	1.00	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Advanced Micro Devices Semiconductors &
Inc.	Components	0.6%
Olin Corp.	Chemicals:
	Diversified	0.5
Webster Financial Corp.	Banks: Diversified	0.5
New Residential
Investment Corp.	Mortgage REITs	0.5
Prosperity Bancshares
Inc.	Banks: Diversified	0.5
XPO Logistics Inc.	Transportation
	Miscellaneous	0.5
PrivateBancorp Inc.	Banks: Diversified	0.4
Investors Bancorp Inc.	Banks: Diversified	0.4
IDACORP Inc.	Utilities: Electrical	0.4
Hudson Pacific
Properties Inc.	Office REITs	0.4
Top Ten		4.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.21% for ETF Shares and 0.08% for Institutional Shares.

21

Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		31.61%	14.77%	13.30%
Net Asset Value		31.55	14.88	13.28
Institutional Shares	7/13/2012	31.70	—	14.77

See Financial Highlights for dividend and capital gains information.

22

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary †		32,050	9.7%

Consumer Staples
Snyder’s-Lance Inc.	26,811	1,061	0.3%
Consumer Staples—Other †		5,912	1.8%
		6,973	2.1%
Energy
* RSP Permian Inc.	32,628	1,288	0.4%
* PDC Energy Inc.	18,655	1,261	0.4%
* Oasis Petroleum Inc.	77,592	1,099	0.3%
Energy—Other †		14,008	4.2%
		17,656	5.3%
Financial Services
Webster Financial Corp.	30,583	1,680	0.5%
New Residential Investment Corp.	99,229	1,674	0.5%
Prosperity Bancshares Inc.	22,321	1,664	0.5%
PrivateBancorp Inc.	26,126	1,479	0.5%
Investors Bancorp Inc.	99,263	1,452	0.4%
Hudson Pacific Properties Inc.	38,154	1,396	0.4%
Umpqua Holdings Corp.	73,718	1,387	0.4%
* Texas Capital Bancshares Inc.	15,309	1,365	0.4%
Radian Group Inc.	71,732	1,335	0.4%
Hancock Holding Co.	27,922	1,325	0.4%
Wintrust Financial Corp.	17,083	1,259	0.4%
IBERIABANK Corp.	14,757	1,251	0.4%
CNO Financial Group Inc.	59,626	1,247	0.4%
Healthcare Realty Trust Inc.	38,086	1,217	0.4%
* MGIC Investment Corp.	113,714	1,211	0.4%
UMB Financial Corp.	14,963	1,179	0.4%
* Stifel Financial Corp.	21,334	1,151	0.4%
MB Financial Inc.	25,265	1,137	0.3%

23

Russell 2000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Gramercy Property Trust	39,940	1,117	0.3%
Fulton Financial Corp.	57,356	1,097	0.3%
FNB Corp.	69,900	1,088	0.3%
Sunstone Hotel Investors Inc.	72,582	1,071	0.3%
Sterling Bancorp	42,287	1,047	0.3%
United Bankshares Inc.	23,216	1,039	0.3%
Washington Federal Inc.	30,310	1,026	0.3%
LaSalle Hotel Properties	35,468	1,025	0.3%
Valley National Bancorp	82,348	1,019	0.3%
Financial Services—Other †		107,244	32.3%
		141,182	42.5%

Health Care †		15,164	4.6%

Materials & Processing
Olin Corp.	55,155	1,714	0.5%
Materials & Processing—Other †		17,186	5.2%
		18,900	5.7%

[1]Other †		28	0.0%

Producer Durables
* XPO Logistics Inc.	32,594	1,662	0.5%
* Teledyne Technologies Inc.	8,227	1,081	0.3%
EMCOR Group Inc.	16,818	1,034	0.3%
Producer Durables—Other †		38,503	11.6%
		42,280	12.7%
Technology
* Advanced Micro Devices Inc.	130,528	1,887	0.6%
Mentor Graphics Corp.	35,603	1,321	0.4%
* Finisar Corp.	35,819	1,199	0.4%
SYNNEX Corp.	9,724	1,137	0.3%
* NetScout Systems Inc.	29,886	1,104	0.3%
MKS Instruments Inc.	16,801	1,102	0.3%
* CACI International Inc. Class A	8,131	1,020	0.3%
Technology—Other †		24,733	7.5%
		33,503	10.1%
Utilities
IDACORP Inc.	16,847	1,397	0.4%
Portland General Electric Co.	29,840	1,353	0.4%
WGL Holdings Inc.	15,917	1,329	0.4%
Southwest Gas Holdings Inc.	14,083	1,204	0.4%
ONE Gas Inc.	17,368	1,138	0.4%
Black Hills Corp.	17,214	1,117	0.3%
ALLETE Inc.	16,562	1,113	0.3%
New Jersey Resources Corp.	26,259	1,035	0.3%
Utilities—Other †		12,566	3.8%
		22,252	6.7%
Total Common Stocks (Cost $285,599)		329,988	99.4%[2]

24

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	38,442	3,845	1.2%

5U.S. Government and Agency Obligations †			100	0.0%
Total Temporary Cash Investments (Cost $3,944)			3,945	1.2%[2]
[6]Total Investments (Cost $289,543)			333,933	100.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			24
Receivables for Investment Securities Sold			2,041
Receivables for Accrued Income			250
Receivables for Capital Shares Issued			373
Other Assets			22
Total Other Assets			2,710	0.8%
Liabilities
Payables for Investment Securities Purchased			(2,029)
Collateral for Securities on Loan			(2,653)
Payables to Vanguard			(68)
Other Liabilities			(20)
Total Liabilities			(4,770)	(1.4%)
Net Assets			331,873	100.0%

25

Russell 2000 Value Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	299,310
Undistributed Net Investment Income	40
Accumulated Net Realized Losses	(11,872)
Unrealized Appreciation (Depreciation)
Investment Securities	44,390
Futures Contracts	5
Net Assets	331,873

ETF Shares—Net Assets
Applicable to 1,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	176,310
Net Asset Value Per Share—ETF Shares	$103.71

Institutional Shares—Net Assets
Applicable to 760,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	155,563
Net Asset Value Per Share—Institutional Shares	$204.56

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $2,653,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $2,308,000.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	2,291
Interest[1]	4
Securities Lending—Net	221
Total Income	2,516
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—ETF Shares	109
Management and Administrative—Institutional Shares	23
Marketing and Distribution—ETF Shares	6
Marketing and Distribution—Institutional Shares	2
Custodian Fees	45
Shareholders’ Reports—ETF Shares	4
Shareholders’ Reports—Institutional Shares	—
Total Expenses	210
Net Investment Income	2,306
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,864
Futures Contracts	188
Realized Net Gain (Loss)	2,052
Change in Unrealized Appreciation (Depreciation)
Investment Securities	37,035
Futures Contracts	9
Change in Unrealized Appreciation (Depreciation)	37,044
Net Increase (Decrease) in Net Assets Resulting from Operations	41,402
1 Interest income and realized net gain (loss) from affiliated companies of the fund were $4,000, and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,306	3,730
Realized Net Gain (Loss)	2,052	1,305
Change in Unrealized Appreciation (Depreciation)	37,044	23,037
Net Increase (Decrease) in Net Assets Resulting from Operations	41,402	28,072
Distributions
Net Investment Income
ETF Shares	(1,633)	(2,075)
Institutional Shares	(1,760)	(2,259)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(3,393)	(4,334)
Capital Share Transactions
ETF Shares	37,186	35,395
Institutional Shares	7,491	45,812
Net Increase (Decrease) from Capital Share Transactions	44,677	81,207
Total Increase (Decrease)	82,686	104,945
Net Assets
Beginning of Period	249,187	144,242
End of Period[1]	331,873	249,187
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $40,000 and $1,127,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$90.64	$81.88	$87.76	$75.48	$61.97	$55.14
Investment Operations
Net Investment Income	.736	1.561	1.530	1.284	1.639	1.126[1]
Net Realized and Unrealized Gain (Loss)
on Investments	13.471	9.305	(5.907)	12.219	13.109	6.424
Total from Investment Operations	14.207	10.866	(4.377)	13.503	14.748	7.550
Distributions
Dividends from Net Investment Income	(1.137)	(2.106)	(1.503)	(1.223)	(1.238)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.137)	(2.106)	(1.503)	(1.223)	(1.238)	(.720)
Net Asset Value, End of Period	$103.71	$90.64	$81.88	$87.76	$75.48	$61.97

Total Return	15.78%	13.62%	-5.10%	17.92%	24.14%	13.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$176	$120	$74	$70	$45	$19
Ratio of Total Expenses to
Average Net Assets	0.21%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.82%	2.02%	1.80%	1.83%	2.12%	2.02%
Portfolio Turnover Rate [2]	12%	31%	28%	36%	60%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 2000 Value Index Fund

Financial Highlights

Institutional Shares
Six Months						July 13,
	Ended					2012[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$178.76	$161.59	$173.15	$148.87	$122.12	$120.40
Investment Operations
Net Investment Income	1.568	3.265	3.195	2.724	3.360	.276[2]
Net Realized and Unrealized Gain (Loss)
on Investments	26.574	18.355	(11.619)	24.103	25.888	1.444
Total from Investment Operations	28.142	21.620	(8.424)	26.827	29.248	1.720
Distributions
Dividends from Net Investment Income	(2.342)	(4.450)	(3.136)	(2.547)	(2.498)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.342)	(4.450)	(3.136)	(2.547)	(2.498)	—
Net Asset Value, End of Period	$204.56	$178.76	$161.59	$173.15	$148.87	$122.12

Total Return	15.84%	13.76%	-4.97%	18.07%	24.29%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156	$129	$71	$82	$51	$6
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.14%	1.92%	1.95%	2.24%	2.14%[3]
Portfolio Turnover Rate [4]	12%	31%	28%	36%	60%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

31

Russell 2000 Value Index Fund

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

32

Russell 2000 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $24,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	329,977	—	11
Temporary Cash Investments	3,845	100	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	333,803	100	11
1 Represents variation margin on the last day of the reporting period.

33

Russell 2000 Value Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	23	1,593	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $1,786,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $12,141,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $289,551,000. Net unrealized appreciation of investment securities for tax purposes was $44,382,000, consisting of unrealized gains of $59,399,000 on securities that had risen in value since their purchase and $15,017,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $66,350,000 of investment securities and sold $22,697,000 of investment securities, other than temporary cash investments. Purchases and sales include $37,176,000 and $5,186,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Russell 2000 Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	42,380	425	67,427	825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,194)	(50)	(32,032)	(400)
Net Increase (Decrease)—ETF Shares	37,186	375	35,395	425
Institutional Shares
Issued	19,419	98	69,100	433
Issued in Lieu of Cash Distributions	1,536	8	2,218	14
Redeemed	(13,464)	(68)	(25,506)	(161)
Net Increase (Decrease)—Institutional Shares	7,491	38	45,812	286

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

35

Russell 2000 Growth Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VTWG	VRTGX
Expense Ratio[1]	0.20%	0.08%
30-Day SEC Yield	0.57%	0.70%

Portfolio Characteristics
			DJ
		Russell	U.S.
		2000	Total
		Growth	Market
	Fund	Index FA Index
Number of Stocks	1,171	1,164	3,807
Median Market Cap	$2.2B	$2.2B	$57.6B
Price/Earnings Ratio	43.4x	43.1x	24.8x
Price/Book Ratio	4.1x	4.1x	3.0x
Return on Equity	13.3%	13.3%	16.4%
Earnings Growth Rate	11.0%	10.9%	7.6%
Dividend Yield	0.8%	0.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	16%	—	—
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 15.9%		15.9%	13.7%
Consumer Staples	2.7	2.7	7.5
Energy	1.0	1.0	6.2
Financial Services	12.6	12.6	21.4
Health Care	21.8	21.8	13.3
Materials & Processing	10.0	10.0	3.9
Other	0.1	0.0	0.0
Producer Durables	14.3	14.3	10.9
Technology	19.4	19.4	17.8
Utilities	2.2	2.3	5.3

Volatility Measures
		DJ
		U.S. Total
	Russell 2000	Market
	Growth Index	FA Index
R-Squared	1.00	0.74
Beta	1.00	1.34
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Microsemi Corp.	Semiconductors &
	Components	0.6%
TESARO Inc.	Biotechnology	0.6
Advanced Micro Devices Semiconductors &
Inc.	Components	0.6
Chemours Co.	Chemicals: Specialty	0.6
Bank of the Ozarks Inc.	Banks: Diversified	0.5
LogMeIn Inc.	Computer Services
	Software & Systems	0.5
Take-Two Interactive	Electronic
Software Inc.	Entertainment	0.5
Aspen Technology Inc.	Computer Services
	Software & Systems	0.5
Coherent Inc.	Electronics	0.5
Fair Isaac Corp.	Financial Data &
	Systems	0.4
Top Ten		5.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.21% for ETF Shares and 0.08% for Institutional Shares.

36

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		11.36%	13.74%	13.30%
Net Asset Value		11.40	13.75	13.31
Institutional Shares	5/25/2011	11.54	13.89	10.30

See Financial Highlights for dividend and capital gains information.

37

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Tenneco Inc.	27,839	1,790	0.4%
* Bright Horizons Family Solutions Inc.	21,675	1,498	0.3%
Cracker Barrel Old Country Store Inc.	8,990	1,447	0.3%
Consumer Discretionary—Other †		67,538	14.9%
		72,273	15.9%

Consumer Staples †		12,317	2.7%

Energy †		4,521	1.0%

Financial Services
Bank of the Ozarks Inc.	43,866	2,401	0.5%
Fair Isaac Corp.	15,330	1,994	0.5%
DuPont Fabros Technology Inc.	36,923	1,901	0.4%
Primerica Inc.	23,279	1,880	0.4%
Home BancShares Inc.	59,864	1,685	0.4%
Evercore Partners Inc. Class A	19,338	1,538	0.3%
CoreSite Realty Corp.	16,576	1,493	0.3%
Financial Services—Other †		44,424	9.8%
		57,316	12.6%
Health Care
* TESARO Inc.	14,130	2,662	0.6%
HealthSouth Corp.	43,939	1,860	0.4%
* NuVasive Inc.	24,458	1,829	0.4%
* Masimo Corp.	20,213	1,826	0.4%
* PAREXEL International Corp.	25,922	1,677	0.4%
* Ultragenyx Pharmaceutical Inc.	19,146	1,629	0.4%
* Medicines Co.	30,481	1,598	0.4%
* Medidata Solutions Inc.	27,153	1,518	0.3%
* Exelixis Inc.	69,540	1,497	0.3%

38

Russell 2000 Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Prestige Brands Holdings Inc.	26,270	1,487	0.3%
Cantel Medical Corp.	17,722	1,455	0.3%
Health Care—Other †		80,134	17.6%
		99,172	21.8%
Materials & Processing
Chemours Co.	75,641	2,546	0.6%
US Silica Holdings Inc.	36,781	1,860	0.4%
Sensient Technologies Corp.	21,999	1,759	0.4%
* Louisiana-Pacific Corp.	66,456	1,567	0.4%
Belden Inc.	20,714	1,463	0.3%
Materials & Processing—Other †		36,081	7.9%
		45,276	10.0%

[1]Other †		212	0.1%

Producer Durables
MAXIMUS Inc.	31,730	1,893	0.4%
Woodward Inc.	26,175	1,844	0.4%
Deluxe Corp.	24,219	1,782	0.4%
Littelfuse Inc.	10,982	1,773	0.4%
Curtiss-Wright Corp.	15,886	1,554	0.3%
Producer Durables—Other †		55,947	12.3%
		64,793	14.2%
Technology
* Microsemi Corp.	56,354	2,920	0.6%
* Advanced Micro Devices Inc.	178,236	2,577	0.6%
LogMeIn Inc.	25,675	2,356	0.5%
* Take-Two Interactive Software Inc.	41,145	2,344	0.5%
* Aspen Technology Inc.	38,582	2,243	0.5%
* Coherent Inc.	12,014	2,194	0.5%
* Cavium Inc.	27,832	1,823	0.4%
Science Applications International Corp.	20,862	1,814	0.4%
* Ciena Corp.	68,024	1,792	0.4%
* EPAM Systems Inc.	23,812	1,753	0.4%
* Universal Display Corp.	20,504	1,740	0.4%
Monolithic Power Systems Inc.	19,272	1,695	0.4%
* Cirrus Logic Inc.	30,980	1,675	0.4%
Blackbaud Inc.	23,306	1,667	0.4%
* Integrated Device Technology Inc.	66,727	1,595	0.3%
* Proofpoint Inc.	20,159	1,588	0.3%
* Ellie Mae Inc.	16,225	1,550	0.3%
* ViaSat Inc.	22,341	1,538	0.3%
Technology—Other †		53,049	11.7%
		87,913	19.3%
Utilities
j2 Global Inc.	23,252	1,893	0.4%
Utilities—Other †		8,279	1.8%
		10,172	2.2%
Total Common Stocks (Cost $412,712)		453,965	99.8%[2]

39

Russell 2000 Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	91,381	9,139	2.0%

5U.S. Government and Agency Obligations †			100	0.0%
Total Temporary Cash Investments (Cost $9,238)			9,239	2.0%[2]
[6]Total Investments (Cost $421,950)			463,204	101.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			32
Receivables for Investment Securities Sold			1,009
Receivables for Accrued Income			204
Receivables for Capital Shares Issued			495
Other Assets			47
Total Other Assets			1,787	0.4%
Liabilities
Payables for Investment Securities Purchased			(3,063)
Collateral for Securities on Loan			(6,884)
Payables for Capital Shares Redeemed			(2)
Payables to Vanguard			(126)
Other Liabilities			(17)
Total Liabilities			(10,092)	(2.2%)
Net Assets			454,899	100.0%

40

Russell 2000 Growth Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	458,184
Undistributed Net Investment Income	204
Accumulated Net Realized Losses	(44,739)
Unrealized Appreciation (Depreciation)
Investment Securities	41,254
Futures Contracts	(4)
Net Assets	454,899

ETF Shares—Net Assets
Applicable to 1,575,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	183,093
Net Asset Value Per Share—ETF Shares	$116.25

Institutional Shares—Net Assets
Applicable to 1,227,344 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	271,806
Net Asset Value Per Share—Institutional Shares	$221.46

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.9%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $6,884,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $6,426,000.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	1,729
Interest[1]	6
Securities Lending—Net	249
Total Income	1,984
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative—ETF Shares	132
Management and Administrative—Institutional Shares	61
Marketing and Distribution—ETF Shares	6
Marketing and Distribution—Institutional Shares	4
Custodian Fees	24
Shareholders’ Reports—ETF Shares	5
Shareholders’ Reports—Institutional Shares	—
Total Expenses	262
Net Investment Income	1,722
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,861
Futures Contracts	268
Realized Net Gain (Loss)	7,129
Change in Unrealized Appreciation (Depreciation)
Investment Securities	29,529
Futures Contracts	(47)
Change in Unrealized Appreciation (Depreciation)	29,482
Net Increase (Decrease) in Net Assets Resulting from Operations	38,333
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $6,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,722	3,938
Realized Net Gain (Loss)	7,129	(1,392)
Change in Unrealized Appreciation (Depreciation)	29,482	6,601
Net Increase (Decrease) in Net Assets Resulting from Operations	38,333	9,147
Distributions
Net Investment Income
ETF Shares	(1,026)	(1,472)
Institutional Shares	(1,700)	(2,744)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(2,726)	(4,216)
Capital Share Transactions
ETF Shares	25,309	(6,957)
Institutional Shares	30,974	29,431
Net Increase (Decrease) from Capital Share Transactions	56,283	22,474
Total Increase (Decrease)	91,890	27,405
Net Assets
Beginning of Period	363,009	335,604
End of Period[1]	454,899	363,009
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $204,000 and $1,208,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$106.98	$104.34	$99.83	$85.58	$67.37	$60.02
Investment Operations
Net Investment Income	. 431	. 989.680		.646	.699	. 402[1]
Net Realized and Unrealized Gain (Loss)
on Investments	9.575	2.721	4.471	14.153	18.073	7.133
Total from Investment Operations	10.006	3.710	5.151	14.799	18.772	7.535
Distributions
Dividends from Net Investment Income	(.736)	(1.070)	(. 641)	(. 549)	(. 562)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.736)	(1.070)	(. 641)	(. 549)	(. 562)	(.185)
Net Asset Value, End of Period	$116.25	$106.98	$104.34	$99.83	$85.58	$67.37

Total Return	9.40%	3.62%	5.17%	17.30%	28.07%	12.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$183	$144	$149	$100	$68	$20
Ratio of Total Expenses to
Average Net Assets	0.21%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.71%	0.99%	0.67%	0.60%	0.96%	0.63%
Portfolio Turnover Rate[2]	16%	33%	34%	35%	50%	51%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$203.79	$198.85	$190.26	$162.99	$128.23	$114.21
Investment Operations
Net Investment Income	.946	2.121	1.478	1.412	1.412	.859[1]
Net Realized and Unrealized Gain (Loss)
on Investments	18.247	5.185	8.565	26.992	34.504	13.616
Total from Investment Operations	19.193	7.306	10.043	28.404	35.916	14.475
Distributions
Dividends from Net Investment Income	(1.523)	(2.366)	(1.453)	(1.134)	(1.156)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.523)	(2.366)	(1.453)	(1.134)	(1.156)	(.455)
Net Asset Value, End of Period	$221.46	$203.79	$198.85	$190.26	$162.99	$128.23

Total Return	9.46%	3.74%	5.29%	17.44%	28.23%	12.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$272	$219	$187	$171	$185	$87
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.84%	1.11%	0.79%	0.72%	1.08%	0.75%
Portfolio Turnover Rate [2]	16%	33%	34%	35%	50%	51%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

46

Russell 2000 Growth Index Fund

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

47

Russell 2000 Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $32,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	453,820	4	141
Temporary Cash Investments	9,139	100	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	462,942	104	141
1 Represents variation margin on the last day of the reporting period.

48

Russell 2000 Growth Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	6	416	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $2,479,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $49,347,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $421,950,000. Net unrealized appreciation of investment securities for tax purposes was $41,254,000, consisting of unrealized gains of $75,089,000 on securities that had risen in value since their purchase and $33,835,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $96,368,000 of investment securities and sold $40,668,000 of investment securities, other than temporary cash investments. Purchases and sales include $33,568,000 and $8,286,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

49

Russell 2000 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	33,649	300	125,137	1,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,340)	(75)	(132,094)	(1,350)
Net Increase (Decrease)—ETF Shares	25,309	225	(6,957)	(75)
Institutional Shares
Issued	50,076	245	152,112	788
Issued in Lieu of Cash Distributions	1,700	8	2,744	14
Redeemed	(20,802)	(98)	(125,425)	(669)
Net Increase (Decrease)—Institutional Shares	30,974	155	29,431	133

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2016	2/28/2017	Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,126.20	$0.84
Institutional Shares	1,000.00	1,126.59	0.42
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,157.82	$1.12
Institutional Shares	1,000.00	1,158.44	0.43
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,094.01	$1.09
Institutional Shares	1,000.00	1,094.65	0.42
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.00	$0.80
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,023.75	$1.05
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,023.75	$1.05
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.16% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund,
0.21% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.21% for ETF Shares and 0.08% for
Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

52

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

53

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
Who Are Deaf or Hard of Hearing > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18512 042017

Semiannual Report | February 28, 2017

Vanguard Russell 3000 Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	21
Glossary.	23

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Russell 3000 Index Fund, which represents the broad U.S. stock market, returned more than 10% for the six months ended February 28, 2017. The fund’s return was in line with that of its benchmark index and exceeded the average return of its multicapitalization core peers.

• In general for the period, small-cap stocks outperformed large-caps, and value stocks topped growth.

• Amid a broad stock market rally, each of the Russell 3000 Index Fund’s nine industry sectors produced positive results. Financial services stocks, which accounted for about 22% of the index, contributed most to performance. Technology and producer durables also helped drive returns.

• The consumer staples, utilities, and energy sectors contributed the least to performance.

Total Returns: Six Months Ended February 28, 2017
Total
Returns
Vanguard Russell 3000 Index Fund
ETF Shares
Market Price	10.21%
Net Asset Value	10.23
Institutional Shares	10.27
Russell 3000 Index	10.29
Multi-Cap Core Funds Average	9.34

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Institutional	Peer Group
	Shares	Shares	Average
Russell 3000 Index Fund	0.15%	0.08%	1.12%

The fund expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2017, the annualized expense ratios were 0.16% for ETF Shares and 0.08% for Institutional Shares.
The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Multi-Cap Core Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, a Vanguard client asked us to help improve its defined contribution retirement plan. New hires were participating in the plan at lower rates than in previous years, and the client wanted to reverse this trend. Another priority was to help more participants invest their retirement savings in balanced portfolios.

The overall goal of this longtime client: Give employees a better chance to achieve financial security in retirement.

Today, that plan automatically enrolls employees at a 5% contribution rate, puts them in a low-cost target-date fund that takes on less risk as they near retirement, and offers a comprehensive suite of advice services. On top of that, employees get an employer contribution of 5% and are eligible for a company match.

Because of this combination of attractive features and generous employer contributions, nearly all new hires now participate in the plan, 81% of plan participants invest their retirement savings in balanced portfolios, and 87% of participants meet or exceed Vanguard’s recommended total retirement savings target. (Vanguard generally recommends that retirement investors save 12%–15% of pay, including company matches.)

Changing the retirement landscape

Am I singling out an isolated Vanguard success story? Absolutely not.

Stories like these are becoming increasingly common with employer-based retirement plans, particularly among large and midsize companies. Solutions such as automatic enrollment, automatic contribution increases, and default investment in target-date funds are having a positive effect.

Insights from the relatively new discipline of behavioral finance have contributed to the advances. Simply put, retirement plans are making natural human inertia work for future retirees, rather than against them, by putting savings on autopilot as much as possible.

More than 60% of Vanguard participants are in plans with automatic enrollment, which has led to a big jump in participation. Today, more than four-fifths of eligible employees are saving for retirement, compared with only two-thirds ten years ago.

In addition, many plans have adopted automatic-escalation features, which increase plan contributions at regular intervals until a maximum level is reached or an employee opts out. Automatic increases are a crucial tool for boosting retirement savings rates.

The growing use of target-date funds is another enormous benefit. More than 70% of all participants in Vanguard plans invest at least part of their retirement savings in

Market Barometer
	Total Returns
	Periods Ended February 28, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.10%	25.53%	13.94%
Russell 2000 Index (Small-caps)	12.61	36.11	12.89
Russell 3000 Index (Broad U.S. market)	10.29	26.29	13.85
FTSE All-World ex US Index (International)	5.40	19.87	4.00

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.19%	1.42%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.80	0.25	3.07
Citigroup Three-Month U.S. Treasury Bill Index	0.19	0.32	0.10

CPI
Consumer Price Index	1.14%	2.74%	1.36%

these age-appropriate, diversified strategies. And nearly 50% of Vanguard participants are invested solely in a single target-date fund.

Consider a do-it-yourself autopilot

But what if you don’t have access to a world-class, employer-based retirement plan? Unfortunately, not everyone does, which is an important policy issue.

However, you can still put the features of these plans to work. For example, you can set up automatic contributions from your paycheck to an IRA. And you can adopt your own automatic escalation by investing any pay raises.

You can also take a page from top-quality retirement plans by considering a low-cost, globally diversified target-date fund. The beauty of this approach is that you don’t need to remember to rebalance your portfolio—the fund does it for you.

Of course, you can take a more active role in picking your own investments, and this can be a good choice for some. But keep in mind the lessons from successful employer-based plans: Busy workers, faced with a lot of competing priorities, are often best served by putting their retirement savings on autopilot.

Winning by default

In highlighting some recent successes in retirement savings, I don’t want to minimize the challenges we still face. We’re living in a slow-growth, uncertain world, and investment returns for both stocks and bonds could well be modest in the coming decade.

But I believe the innovations we’ve seen in the last ten years in many retirement plans—you might call it the “default revolution”—point the way toward a solution. And that even goes for people whose employers don’t have a world-class retirement plan.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2017

Russell 3000 Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Institutional
	Shares	Shares
Ticker Symbol	VTHR	VRTTX
Expense Ratio[1]	0.15%	0.08%
30-Day SEC Yield	1.78%	1.84%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	FA Index
Number of Stocks	2,801	2,957	3,807
Median Market Cap	$58.9B	$58.9B	$57.6B
Price/Earnings Ratio	24.7x	24.7x	24.8x
Price/Book Ratio	3.0x	3.0x	3.0x
Return on Equity	16.7%	16.5%	16.4%
Earnings Growth
Rate	7.5%	7.8%	7.6%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	23%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Consumer Discretionary	13.7%	13.7%	13.7%
Consumer Staples	7.5	7.5	7.5
Energy	6.1	6.1	6.2
Financial Services	21.5	21.5	21.4
Health Care	13.3	13.3	13.3
Materials & Processing	3.9	3.9	3.9
Producer Durables	11.0	11.0	10.9
Technology	17.6	17.6	17.8
Utilities	5.4	5.4	5.3

Volatility Measures
		DJ
	Russell	U.S. Total
	3000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.0%
Alphabet Inc.	Computer Services
	Software & Systems	2.0
Microsoft Corp.	Computer Services
	Software & Systems	2.0
Exxon Mobil Corp.	Oil: Integrated	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Amazon.com Inc.	Diversified Retail	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Berkshire Hathaway Inc. Insurance: Multi-line		1.3
Facebook Inc.	Computer Services
	Software & Systems	1.2
General Electric Co.	Diversified
	Manufacturing
	Operations	1.1
Top Ten		16.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.16% for ETF Shares and 0.08% for Institutional Shares.

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2017

Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
ETF Shares	9/20/2010
Market Price		12.53%	14.51%	13.54%
Net Asset Value		12.48	14.48	13.52
Institutional Shares	11/1/2010	12.56	14.57	13.13

See Financial Highlights for dividend and capital gains information.

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Amazon.com Inc.	19,455	16,440	1.4%
Home Depot Inc.	62,299	9,028	0.7%
Comcast Corp. Class A	240,979	9,017	0.7%
Walt Disney Co.	81,211	8,941	0.7%
Wal-Mart Stores Inc.	75,843	5,380	0.5%
McDonald’s Corp.	41,617	5,312	0.4%
Consumer Discretionary—Other †		114,678	9.3%
		168,796	13.7%
Consumer Staples
Procter & Gamble Co.	127,175	11,582	0.9%
Philip Morris International Inc.	77,462	8,470	0.7%
Coca-Cola Co.	194,716	8,170	0.7%
PepsiCo Inc.	71,424	7,884	0.6%
Altria Group Inc.	95,993	7,192	0.6%
CVS Health Corp.	53,795	4,335	0.3%
Consumer Staples—Other †		44,096	3.6%
		91,729	7.4%
Energy
Exxon Mobil Corp.	208,627	16,966	1.4%
Chevron Corp.	94,108	10,587	0.9%
Schlumberger Ltd.	69,732	5,604	0.4%
Energy—Other †		42,280	3.4%
		75,437	6.1%
Financial Services
JPMorgan Chase & Co.	180,426	16,350	1.3%
* Berkshire Hathaway Inc. Class B	93,600	16,045	1.3%
Wells Fargo & Co.	228,447	13,223	1.1%
Bank of America Corp.	513,418	12,671	1.0%
Visa Inc. Class A	95,377	8,387	0.7%
Citigroup Inc.	138,469	8,282	0.7%

Russell 3000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Mastercard Inc. Class A	47,896	5,291	0.4%
Goldman Sachs Group Inc.	19,261	4,778	0.4%
Financial Services—Other †		179,363	14.6%
		264,390	21.5%
Health Care
Johnson & Johnson	137,581	16,814	1.4%
Pfizer Inc.	300,348	10,248	0.8%
Merck & Co. Inc.	138,710	9,137	0.7%
UnitedHealth Group Inc.	46,919	7,759	0.6%
Amgen Inc.	37,929	6,696	0.5%
Medtronic plc	70,480	5,703	0.5%
AbbVie Inc.	80,854	5,000	0.4%
* Celgene Corp.	39,052	4,823	0.4%
Bristol-Myers Squibb Co.	83,379	4,728	0.4%
Gilead Sciences Inc.	66,089	4,658	0.4%
Health Care—Other †		87,710	7.1%
		163,276	13.2%

Materials & Processing †		48,105	3.9%

[1]Other †		41	0.0%

Producer Durables
General Electric Co.	458,942	13,681	1.1%
3M Co.	29,058	5,415	0.4%
Boeing Co.	29,815	5,374	0.4%
Honeywell International Inc.	38,096	4,743	0.4%
Union Pacific Corp.	42,265	4,562	0.4%
United Technologies Corp.	38,723	4,358	0.4%
Producer Durables—Other †		97,334	7.9%
		135,467	11.0%
Technology
Apple Inc.	273,959	37,530	3.0%
Microsoft Corp.	379,118	24,256	2.0%
* Facebook Inc. Class A	112,183	15,205	1.2%
* Alphabet Inc. Class C	14,967	12,321	1.0%
* Alphabet Inc. Class A	14,540	12,285	1.0%
Cisco Systems Inc.	251,825	8,607	0.7%
Intel Corp.	236,143	8,548	0.7%
International Business Machines Corp.	43,785	7,873	0.6%
Oracle Corp.	148,208	6,312	0.5%
Technology—Other †		83,335	6.8%
		216,272	17.5%
Utilities
AT&T Inc.	308,431	12,889	1.1%
Verizon Communications Inc.	204,336	10,141	0.8%
Utilities—Other †		42,977	3.5%
		66,007	5.4%
Total Common Stocks (Cost $1,061,786)		1,229,520	99.7%[2]

9

Russell 3000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.864%	33,221	3,322	0.3%

5U.S. Government and Agency Obligations †			300	0.0%
Total Temporary Cash Investments (Cost $3,622)			3,622	0.3%[2]
[6]Total Investments (Cost $1,065,408)			1,233,142	100.0%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			84
Receivables for Investment Securities Sold			6,290
Receivables for Accrued Income			2,250
Receivables for Capital Shares Issued			19
Other Assets[4]			138
Total Other Assets			8,781	0.7%
Liabilities
Payables for Investment Securities Purchased			(6,353)
Collateral for Securities on Loan			(1,960)
Payables for Capital Shares Redeemed			(606)
Payables to Vanguard			(292)
Other Liabilities			(8)
Total Liabilities			(9,219)	(0.7%)
Net Assets			1,232,704	100.0%

10

Russell 3000 Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,086,288
Undistributed Net Investment Income	2,776
Accumulated Net Realized Losses	(24,213)
Unrealized Appreciation (Depreciation)
Investment Securities	167,734
Futures Contracts	119
Net Assets	1,232,704

ETF Shares—Net Assets
Applicable to 2,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	315,552
Net Asset Value Per Share—ETF Shares	$108.81

Institutional Shares—Net Assets
Applicable to 4,354,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	917,152
Net Asset Value Per Share—Institutional Shares	$210.62

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes a portion of $1,960,000 of collateral received for securities on loan.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $1,794,000.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Dividends	10,983
Interest[1]	12
Securities Lending—Net	70
Total Income	11,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	80
Management and Administrative—ETF Shares	133
Management and Administrative—Institutional Shares	102
Marketing and Distribution—ETF Shares	12
Marketing and Distribution—Institutional Shares	13
Custodian Fees	219
Shareholders’ Reports—ETF Shares	3
Shareholders’ Reports—Institutional Shares	—
Total Expenses	562
Net Investment Income	10,503
Realized Net Gain (Loss)
Investment Securities Sold[1]	(515)
Futures Contracts	271
Realized Net Gain (Loss)	(244)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	101,388
Futures Contracts	95
Change in Unrealized Appreciation (Depreciation)	101,483
Net Increase (Decrease) in Net Assets Resulting from Operations	111,742

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $11,000 and ($2,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,503	20,351
Realized Net Gain (Loss)	(244)	37,590
Change in Unrealized Appreciation (Depreciation)	101,483	58,583
Net Increase (Decrease) in Net Assets Resulting from Operations	111,742	116,524
Distributions
Net Investment Income
ETF Shares	(3,051)	(3,948)
Institutional Shares	(9,230)	(15,210)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(12,281)	(19,158)
Capital Share Transactions
ETF Shares	7,603	90,853
Institutional Shares	(2,936)	(16,462)
Net Increase (Decrease) from Capital Share Transactions	4,667	74,391
Total Increase (Decrease)	104,128	171,757
Net Assets
Beginning of Period	1,128,576	956,819
End of Period[1]	1,232,704	1,128,576

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,776,000 and $4,554,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$99.77	$91.43	$92.82	$75.79	$64.28	$55.97
Investment Operations
Net Investment Income	.913	1.850	1.649	1.485	1.313	1.037
Net Realized and Unrealized Gain (Loss)
on Investments	9.202	8.248	(1.396)	17.004	11.484	8.255
Total from Investment Operations	10.115	10.098	.253	18.489	12.797	9.292
Distributions
Dividends from Net Investment Income	(1.075)	(1.758)	(1.643)	(1.459)	(1.287)	(.982)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.075)	(1.758)	(1.643)	(1.459)	(1.287)	(.982)
Net Asset Value, End of Period	$108.81	$99.77	$91.43	$92.82	$75.79	$64.28

Total Return	10.23%	11.20%	0.21%	24.58%	20.14%	16.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$316	$282	$169	$121	$76	$39
Ratio of Total Expenses to
Average Net Assets	0.16%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.98%	1.76%	1.77%	2.03%	1.99%
Portfolio Turnover Rate[1]	23%	8%	4%	8%	16%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 3000 Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$193.10	$176.98	$179.64	$146.68	$124.40	$108.32
Investment Operations
Net Investment Income	1.841	3.689	3.318	2.986	2.630	2.087
Net Realized and Unrealized Gain (Loss)
on Investments	17.822	15.965	(2.689)	32.903	22.226	15.972
Total from Investment Operations	19.663	19.654	.629	35.889	24.856	18.059
Distributions
Dividends from Net Investment Income	(2.143)	(3.534)	(3.289)	(2.929)	(2.576)	(1.979)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.143)	(3.534)	(3.289)	(2.929)	(2.576)	(1.979)
Net Asset Value, End of Period	$210.62	$193.10	$176.98	$179.64	$146.68	$124.40

Total Return	10.27%	11.28%	0.30%	24.66%	20.21%	16.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$917	$847	$788	$600	$426	$126
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.05%	1.83%	1.84%	2.10%	2.06%
Portfolio Turnover Rate[1]	23%	8%	4%	8%	16%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

16

Russell 3000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

17

Russell 3000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $84,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,229,507	—	13
Temporary Cash Investments	3,322	300	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	1,232,821	300	13
1 Represents variation margin on the last day of the reporting period.

18

Russell 3000 Index Fund

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	28	3,308	119

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $1,272,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $22,673,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $1,065,409,000. Net unrealized appreciation of investment securities for tax purposes was $167,733,000, consisting of unrealized gains of $201,757,000 on securities that had risen in value since their purchase and $34,024,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $145,849,000 of investment securities and sold $141,598,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,569,000 and $4,969,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

19

Russell 3000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	12,575	125	356,389	3,775
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,972)	(50)	(265,536)	(2,800)
Net Increase (Decrease)—ETF Shares	7,603	75	90,853	975
Institutional Shares
Issued	88,095	435	203,851	1,138
Issued in Lieu of Cash Distributions	8,974	46	14,875	83
Redeemed	(100,005)	(511)	(235,188)	(1,287)
Net Increase (Decrease) —Institutional Shares	(2,936)	(30)	(16,462)	(66)

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

21

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2016	2/28/2017	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,102.26	$0.83
Institutional Shares	1,000.00	1,102.68	0.42
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.00	$0.80
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

22

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

23

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

24

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
Who Are Deaf or Hard of Hearing > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18542 042017

| February 28, 2017

Vanguard Sector Bond Index Funds

Vanguard Short-Term Government Bond Index Fund

Vanguard Intermediate-Term Government Bond Index Fund

Vanguard Long-Term Government Bond Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Mortgage-Backed Securities Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance	1
Chairman’s Perspective	4
Short-Term Government Bond Index Fund.	7
Intermediate-Term Government Bond Index Fund	22
Long-Term Government Bond Index Fund.	37
Short-Term Corporate Bond Index Fund.	51
Intermediate-Term Corporate Bond Index Fund	67
Long-Term Corporate Bond Index Fund	83
Mortgage-Backed Securities Index Fund.	100
About Your Fund’s Expenses.	117
Glossary.	120

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Bond prices moved lower during the six months ended February 28, 2017, as the markets grew more upbeat about the prospect of faster growth and higher inflation. That trend accelerated following the November election of a new administration that promised more spending on infrastructure, greater deregulation, and possible changes in the federal tax code.

• Although prices recovered a little ground toward the end of the period, returns of the funds in this report ranged from virtually flat for Vanguard Short-Term Corporate Bond Index Fund to about –11% for Vanguard Long-Term Government Bond Index Fund. The funds performed in line with their benchmarks but mostly lagged their peer groups.

• Treasuries saw the steepest price declines; corporate bond prices slid as well.

• By maturity, long bonds significantly underperformed shorter-term bonds. By quality, lower-rated investment-grade bonds did better than their higher-rated counterparts.

Total Returns: Six Months Ended February 28, 2017
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
ETF Shares	1.12%
Market Price				-0.13%
Net Asset Value				-0.13
Admiral™ Shares	1.12	0.43%	-0.57%	-0.14
Institutional Shares	1.16	0.44	-0.53	-0.09
Bloomberg Barclays U.S. 1– 3 Year Government Float
Adjusted Index				-0.09
Short U.S. Government Funds Average				-0.11
Short U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Intermediate-Term Government Bond Index Fund
ETF Shares	1.91%
Market Price				-2.49%
Net Asset Value				-2.49
Admiral Shares	1.90	0.75%	-3.22%	-2.47
Institutional Shares	1.93	0.75	-3.25	-2.50
Bloomberg Barclays U.S. 3– 10 Year Government Float
Adjusted Index				-2.48
Intermediate U.S. Government Funds Average				-1.76
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Long-Term Government Bond Index Fund
ETF Shares	2.89%
Market Price				-11.19%
Net Asset Value				-11.13
Admiral Shares	2.90	1.15%	-12.28%	-11.13
Institutional Shares	2.91	1.16	-12.28	-11.12
Bloomberg Barclays U.S. Long Government Float Adjusted
Index				-11.19
General U.S. Government Funds Average				-2.95
General U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Short-Term Corporate Bond Index Fund
ETF Shares	2.17%
Market Price				-0.10%
Net Asset Value				0.01
Admiral Shares	2.17	1.05%	-1.01%	0.04
Institutional Shares	2.19	1.05	-1.04	0.01
Bloomberg Barclays U.S. 1– 5 Year Corporate Bond Index				0.16
Short-Intermediate Investment-Grade Debt Funds Average				-0.14
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Intermediate-Term Corporate Bond Index Fund
ETF Shares	3.35%
Market Price				-1.83%
Net Asset Value				-1.78
Admiral Shares	3.35	1.56%	-3.36%	-1.80
Institutional Shares	3.37	1.58	-3.33	-1.75
Bloomberg Barclays U.S. 5– 10 Year Corporate Bond Index				-1.58
Core Bond Funds Average				-1.71
Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Long-Term Corporate Bond Index Fund
ETF Shares	4.42%
Market Price				-3.77%
Net Asset Value				-4.00
Admiral Shares	4.42	2.03%	-6.01%	-3.98
Institutional Shares	4.44	2.04	-6.03	-3.99
Bloomberg Barclays U.S. 10+ Year Corporate Bond Index				-3.94
Corporate Debt Funds BBB-Rated Average				-1.66
Corporate Debt Funds BBB-Rated Average: Derived from data provided by Lipper, a Thomson Reuters Company.

	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Mortgage-Backed Securities Index Fund
ETF Shares	2.08%
Market Price				-1.24%
Net Asset Value				-1.20
Admiral Shares	2.07	0.85%	-2.02%	-1.17
Institutional Shares	2.09	0.86	-2.03	-1.17
Bloomberg Barclays U.S. MBS Float Adjusted Index				-1.17
U.S. Mortgage Funds Average				-0.77
U.S. Mortgage Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available tocertain institutional investorswho meetspecificadministrative,service,and account-size criteria. The Vanguard ETF®Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4p.m., Easterntime). Thenetasset valueisalso determinedas oftheNYSEclosingtime. For moreinformationabout how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below theNAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index Fund	0.07%	0.07%	0.05%	0.80%
Intermediate-Term Government Bond Index
Fund	0.07	0.07	0.05	0.91
Long-Term Government Bond Index Fund	0.07	0.07	0.05	1.02
Short-Term Corporate Bond Index Fund	0.07	0.07	0.05	0.77
Intermediate-Term Corporate Bond Index Fund	0.07	0.07	0.05	0.78
Long-Term Corporate Bond Index Fund	0.07	0.07	0.05	0.86
Mortgage-Backed Securities Index Fund	0.07	0.07	0.05	0.86

The fund expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2017, the funds’ annualized expense ratios were: for the Short-Term Government Bond Index Fund,
0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; for the Intermediate-Term Government Bond Index Fund,
0.07% for ETFShares,0.07%forAdmiralShares,and0.05%forInstitutionalShares; fortheLong-TermGovernmentBondIndexFund,0.07%
for ETFShares, 0.07%for Admiral Shares,and 0.05%forInstitutionalShares; for theShort-Term Corporate BondIndexFund, 0.07% for ETF
Shares, 0.07%forAdmiralShares,and 0.05%forInstitutionalShares;fortheIntermediate-TermCorporateBondIndexFund,0.07%forETF
Shares, 0.07%for Admiral Shares,and 0.05% forInstitutionalShares; fortheLong-Term Corporate Bond Index Fund, 0.07% for ETFShares,
0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Mortgage-Backed Securities Index Fund, 0.07% for ETF Shares,
0.07% for Admiral Shares, and 0.05% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson
Reuters Company, and capture information through year-end 2016.

Peer groups: For the Short-Term Government Bond Index Fund, Short U.S. Government Funds; for the Intermediate-Term Government Bond
Index Fund, Intermediate U.S. Government Funds; for the Long-Term Government Bond Index Fund, General U.S. Government Funds; for the
Short-Term Corporate Bond Index Fund, Short-Intermediate Investment-Grade Debt Funds; for the Intermediate-Term Corporate Bond Index
Fund, Core Bond Funds; for the Long-Term Corporate Bond Index Fund, Corporate BBB-Rated Debt Funds; for the Mortgage-Backed Securities
Index Fund, U.S. Mortgage Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, a Vanguard client asked us to help improve its defined contribution retirement plan. New hires were participating in the plan at lower rates than in previous years, and the client wanted to reverse this trend. Another priority was to help more participants invest their retirement savings in balanced portfolios.

The overall goal of this longtime client: Give employees a better chance to achieve financial security in retirement.

Today, that plan automatically enrolls employees at a 5% contribution rate, puts them in a low-cost target-date fund that takes on less risk as they near retirement, and offers a comprehensive suite of advice services. On top of that, employees get an employer contribution of 5% and are eligible for a company match.

Because of this combination of attractive features and generous employer contributions, nearly all new hires now participate in the plan, 81% of plan participants invest their retirement savings in balanced portfolios, and 87% of participants meet or exceed Vanguard’s recommended total retirement savings target. (Vanguard generally recommends that retirement investors save 12%–15% of pay, including company matches.)

4

Changing the retirement landscape Am I singling out an isolated Vanguard success story? Absolutely not.

Stories like these are becoming increasingly common with employer-based retirement plans, particularly among large and midsize companies. Solutions such as automatic enrollment, automatic contribution increases, and default investment in target-date funds are having a positive effect.

Insights from the relatively new discipline of behavioral finance have contributed to the advances. Simply put, retirement plans are making natural human inertia work for future retirees, rather than against them, by putting savings on autopilot as much as possible.

More than 60% of Vanguard participants are in plans with automatic enrollment, which has led to a big jump in participation. Today, more than four-fifths of eligible employees are saving for retirement, compared with only two-thirds ten years ago.

In addition, many plans have adopted automatic-escalation features, which increase plan contributions at regular intervals until a maximum level is reached or an employee opts out. Automatic increases are a crucial tool for boosting retirement savings rates.

The growing use of target-date funds is another enormous benefit. More than 70% of all participants in Vanguard plans invest at least part of their retirement savings in

Market Barometer
	Total Returns
	Periods Ended February 28, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.10%	25.53%	13.94%
Russell 2000 Index (Small-caps)	12.61	36.11	12.89
Russell 3000 Index (Broad U.S. market)	10.29	26.29	13.85
FTSE All-World ex US Index (International)	5.40	19.87	4.00

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.19%	1.42%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.80	0.25	3.07
Citigroup Three-Month U.S. Treasury Bill Index	0.19	0.32	0.10

CPI
Consumer Price Index	1.14%	2.74%	1.36%

5

these age-appropriate, diversified strategies. And nearly 50% of Vanguard participants are invested solely in a single target-date fund.

Consider a do-it-yourself autopilot

But what if you don’t have access to a world-class, employer-based retirement plan? Unfortunately, not everyone does, which is an important policy issue.

However, you can still put the features of these plans to work. For example, you can set up automatic contributions from your paycheck to an IRA. And you can adopt your own automatic escalation by investing any pay raises.

You can also take a page from top-quality retirement plans by considering a low-cost, globally diversified target-date fund. The beauty of this approach is that you don’t need to remember to rebalance your portfolio—the fund does it for you.

Of course, you can take a more active role in picking your own investments, and this can be a good choice for some. But keep in mind the lessons from successful employer-based plans: Busy workers, faced with a lot of competing priorities, are often best served by putting their retirement savings on autopilot.

Winning by default

In highlighting some recent successes in retirement savings, I don’t want to minimize the challenges we still face. We’re living in a slow-growth, uncertain world, and investment returns for both stocks and bonds could well be modest in the coming decade.

But I believe the innovations we’ve seen in the last ten years in many retirement plans—you might call it the “default revolution”—point the way toward a solution. And that even goes for people whoseemployers don’t haveaworld-class retirement plan.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2017

6

Short-Term Government Bond Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral Institutional
	Shares	Shares	Shares
Ticker Symbol	VGSH	VSBSX	VSBIX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	1.12%	1.12%	1.16%

Financial Attributes

		Bloomberg
		Barclays
		1–3 Year	Bloomberg
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	146	384	10,166
Yield toMaturity
(before expenses)	1.2%	1.2%	2.5%

Average Coupon	1.3%	1.5%	3.0%

Average Duration	1.9 years	2.0 years	6.1 years
Average Effective
Maturity	1.9 years	2.0 years	8.3 years

Short-Term
Reserves	0.4%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	99.8%
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
	Bloomberg
	Barclays
	1–3 Year	Bloomberg
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.67
Beta	1.03	0.22
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	7.1%
1 - 3 Years	92.9

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.8%
Aaa	0.2

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agenciesare used, the lowerrating foreach issueis shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional
Shares.

7

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		1 – 3
		Year
		Gov’t
	ETF Shares Net Asset Value	Float Adj
		Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	1.39	1.53
2012	0.40	0.50
2013	0.04	0.16
2014	0.70	0.80
2015	0.75	0.84
2016	0.98	1.06
2017	-0.13	-0.09
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		0.89%	0.51%			0.80%
Net Asset Value		0.79	0.49			0.79
Admiral Shares	12/28/2009	0.78	0.49	0.55%	0.31%	0.86
Institutional Shares	8/23/2010	0.83	0.52	0.57	0.08	0.65

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms

N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (89.5%)
United States Treasury Note/Bond	4.250%	11/15/17	1,860	1,905
United States Treasury Note/Bond	0.750%	12/31/17	6,465	6,458
United States Treasury Note/Bond	3.500%	2/15/18	7,850	8,040
United States Treasury Note/Bond	0.750%	2/28/18	150	150
United States Treasury Note/Bond	2.750%	2/28/18	13,745	13,986
United States Treasury Note/Bond	1.000%	3/15/18	11,175	11,178
United States Treasury Note/Bond	0.750%	3/31/18	27,450	27,381
United States Treasury Note/Bond	0.875%	3/31/18	14,678	14,662
United States Treasury Note/Bond	2.875%	3/31/18	4,118	4,201
United States Treasury Note/Bond	0.750%	4/15/18	36,950	36,852
United States Treasury Note/Bond	0.625%	4/30/18	32,370	32,228
United States Treasury Note/Bond	0.750%	4/30/18	32,104	32,009
United States Treasury Note/Bond	1.000%	5/15/18	2,750	2,750
United States Treasury Note/Bond	0.875%	5/31/18	14,821	14,798
United States Treasury Note/Bond	1.000%	5/31/18	22,467	22,460
United States Treasury Note/Bond	2.375%	5/31/18	8,500	8,642
United States Treasury Note/Bond	1.125%	6/15/18	12,566	12,582
United States Treasury Note/Bond	0.625%	6/30/18	10,332	10,274
United States Treasury Note/Bond	1.375%	6/30/18	12,130	12,181
United States Treasury Note/Bond	2.375%	6/30/18	6,596	6,711
United States Treasury Note/Bond	0.875%	7/15/18	15,500	15,461
United States Treasury Note/Bond	0.750%	7/31/18	37,097	36,923
United States Treasury Note/Bond	1.375%	7/31/18	19,465	19,547
United States Treasury Note/Bond	2.250%	7/31/18	6,000	6,099
United States Treasury Note/Bond	1.000%	8/15/18	15,100	15,081
United States Treasury Note/Bond	0.750%	8/31/18	20,291	20,186
United States Treasury Note/Bond	1.500%	8/31/18	27,455	27,618
United States Treasury Note/Bond	1.000%	9/15/18	41,294	41,216
United States Treasury Note/Bond	0.750%	9/30/18	10,855	10,791
United States Treasury Note/Bond	1.375%	9/30/18	43,595	43,765
United States Treasury Note/Bond	0.875%	10/15/18	24,635	24,531
United States Treasury Note/Bond	0.750%	10/31/18	29,000	28,805
United States Treasury Note/Bond	1.250%	10/31/18	34,792	34,846
United States Treasury Note/Bond	1.750%	10/31/18	3,688	3,724
United States Treasury Note/Bond	1.250%	11/15/18	27,922	27,961
United States Treasury Note/Bond	3.750%	11/15/18	11,331	11,829
United States Treasury Note/Bond	1.000%	11/30/18	6,575	6,557
United States Treasury Note/Bond	1.250%	11/30/18	11,050	11,064

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	11/30/18	6,000	6,021
United States Treasury Note/Bond	1.250%	12/15/18	32,854	32,890
United States Treasury Note/Bond	1.250%	12/31/18	23,845	23,867
United States Treasury Note/Bond	1.375%	12/31/18	10,000	10,030
United States Treasury Note/Bond	1.500%	12/31/18	36,063	36,260
United States Treasury Note/Bond	1.125%	1/15/19	36,472	36,409
United States Treasury Note/Bond	1.125%	1/31/19	21,000	20,961
United States Treasury Note/Bond	1.250%	1/31/19	10,000	10,005
United States Treasury Note/Bond	1.500%	1/31/19	26,750	26,888
United States Treasury Note/Bond	0.750%	2/15/19	36,478	36,136
United States Treasury Note/Bond	2.750%	2/15/19	11,000	11,320
United States Treasury Note/Bond	1.125%	2/28/19	10,000	9,980
United States Treasury Note/Bond	1.375%	2/28/19	10,000	10,025
United States Treasury Note/Bond	1.500%	2/28/19	13,000	13,065
United States Treasury Note/Bond	1.000%	3/15/19	10,406	10,352
United States Treasury Note/Bond	1.500%	3/31/19	5,500	5,525
United States Treasury Note/Bond	1.625%	3/31/19	33,760	34,008
United States Treasury Note/Bond	0.875%	4/15/19	12,980	12,873
United States Treasury Note/Bond	1.250%	4/30/19	5,000	4,995
United States Treasury Note/Bond	1.625%	4/30/19	33,935	34,174
United States Treasury Note/Bond	0.875%	5/15/19	42,949	42,560
United States Treasury Note/Bond	3.125%	5/15/19	13,500	14,032
United States Treasury Note/Bond	1.125%	5/31/19	5,000	4,979
United States Treasury Note/Bond	1.500%	5/31/19	15,000	15,066
United States Treasury Note/Bond	0.875%	6/15/19	14,000	13,858
United States Treasury Note/Bond	1.000%	6/30/19	13,000	12,900
United States Treasury Note/Bond	1.625%	6/30/19	37,885	38,134
United States Treasury Note/Bond	0.750%	7/15/19	22,950	22,634
United States Treasury Note/Bond	0.875%	7/31/19	2,500	2,472
United States Treasury Note/Bond	1.625%	7/31/19	33,645	33,855
United States Treasury Note/Bond	0.750%	8/15/19	45,630	44,967
United States Treasury Note/Bond	3.625%	8/15/19	15,000	15,820
United States Treasury Note/Bond	1.000%	8/31/19	7,850	7,778
United States Treasury Note/Bond	1.625%	8/31/19	24,400	24,549
United States Treasury Note/Bond	0.875%	9/15/19	18,315	18,083
United States Treasury Note/Bond	1.000%	9/30/19	12,000	11,880
United States Treasury Note/Bond	1.750%	9/30/19	22,635	22,840
United States Treasury Note/Bond	1.000%	10/15/19	17,000	16,819
United States Treasury Note/Bond	1.250%	10/31/19	9,100	9,060
United States Treasury Note/Bond	1.500%	10/31/19	34,520	34,585
United States Treasury Note/Bond	1.000%	11/15/19	15,625	15,444
United States Treasury Note/Bond	3.375%	11/15/19	15,000	15,778
United States Treasury Note/Bond	1.000%	11/30/19	34,270	33,874
United States Treasury Note/Bond	1.500%	11/30/19	17,010	17,034
United States Treasury Note/Bond	1.375%	12/15/19	39,990	39,902
United States Treasury Note/Bond	1.125%	12/31/19	10,000	9,906
United States Treasury Note/Bond	1.625%	12/31/19	19,200	19,284
United States Treasury Note/Bond	1.375%	1/15/20	42,040	41,928
United States Treasury Note/Bond	1.250%	1/31/20	15,000	14,902
United States Treasury Note/Bond	1.375%	1/31/20	5,070	5,054
United States Treasury Note/Bond	1.375%	2/15/20	41,339	41,203
United States Treasury Note/Bond	3.625%	2/15/20	15,000	15,928
United States Treasury Note/Bond	1.250%	2/29/20	15,000	14,888
United States Treasury Note/Bond	1.375%	2/29/20	25,000	24,898
				1,768,130

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Agency Bonds and Notes (10.0%)
1 AID-Jordan	1.945%	6/23/19	200	202
1 AID-Ukraine	1.844%	5/16/19	200	202
2 Federal Farm Credit Banks	0.750%	4/18/18	2,000	1,994
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Farm Credit Banks	5.150%	11/15/19	300	329
2 Federal Home Loan Banks	1.375%	3/9/18	4,200	4,217
2 Federal Home Loan Banks	0.875%	3/19/18	3,920	3,916
2 Federal Home Loan Banks	1.125%	4/25/18	10,345	10,356
2 Federal Home Loan Banks	0.875%	6/29/18	5,000	4,985
2 Federal Home Loan Banks	0.625%	8/7/18	3,000	2,979
2 Federal Home Loan Banks	0.875%	10/1/18	8,500	8,457
2 Federal Home Loan Banks	1.250%	1/16/19	4,000	3,998
2 Federal Home Loan Banks	1.500%	3/8/19	1,000	1,003
2 Federal Home Loan Banks	1.875%	3/8/19	1,070	1,082
2 Federal Home Loan Banks	1.125%	6/21/19	9,875	9,816
2 Federal Home Loan Banks	0.875%	8/5/19	4,000	3,946
2 Federal Home Loan Banks	1.000%	9/26/19	1,500	1,482
2 Federal Home Loan Banks	1.375%	11/15/19	4,875	4,858
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	14,770	14,755
3 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	1,200	1,196
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	524
3 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	7,700	7,660
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	11,775	12,351
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	4,300	4,278
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	403
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	6,500	6,417
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	3,450	3,435
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	3,229	3,210
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,000	1,997
3 Federal National Mortgage Assn.	0.875%	3/28/18	1,400	1,398
3 Federal National Mortgage Assn.	0.875%	5/21/18	6,280	6,267
3 Federal National Mortgage Assn.	1.125%	7/20/18	7,340	7,341
3 Federal National Mortgage Assn.	1.875%	9/18/18	3,292	3,327
3 Federal National Mortgage Assn.	1.125%	10/19/18	1,200	1,199
3 Federal National Mortgage Assn.	1.625%	11/27/18	2,100	2,114
3 Federal National Mortgage Assn.	1.125%	12/14/18	4,497	4,487
3 Federal National Mortgage Assn.	1.375%	1/28/19	1,000	1,002
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,769
3 Federal National Mortgage Assn.	1.000%	2/26/19	9,510	9,451
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	806
3 Federal National Mortgage Assn.	0.875%	8/2/19	8,500	8,386
3 Federal National Mortgage Assn.	1.000%	8/28/19	4,000	3,956
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,387
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,097
3 Federal National Mortgage Assn.	1.000%	10/24/19	6,000	5,923
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	755
3 Federal National Mortgage Assn.	1.625%	1/21/20	7,840	7,857
3 Federal National Mortgage Assn.	1.500%	2/28/20	2,340	2,333
2 Financing Corp.	9.800%	4/6/18	200	219
2 Financing Corp.	10.350%	8/3/18	250	282
2 Financing Corp.	9.700%	4/5/19	50	58
NCUA Guaranteed Notes	3.000%	6/12/19	180	186
Private Export Funding Corp.	1.875%	7/15/18	50	50

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Private Export Funding Corp.	4.375%	3/15/19	700	741
Private Export Funding Corp.	1.450%	8/15/19	125	125
2 Tennessee Valley Authority	1.750%	10/15/18	625	630
				197,294
Total U.S. Government and Agency Obligations (Cost $1,972,270)				1,965,424

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund (Cost $7,355)	0.864%		73,550	7,356
Total Investments (99.9%) (Cost $1,979,625)				1,972,780
Other Assets and Liabilities (0.1%)
Other Assets				109,719
Liabilities				(108,345)
				1,374
Net Assets (100%)				1,974,154

				Amount
				($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers				1,965,424
Affiliated Vanguard Funds				7,356
Total Investments in Securities				1,972,780
Investment in Vanguard				138
Receivables for Investment Securities Sold				103,252
Receivables for Accrued Income				5,682
Receivables for Capital Shares Issued				637
Other Assets				10
Total Assets				2,082,499
Liabilities
Payables for Investment Securities Purchased				106,093
Payables for Capital Shares Redeemed				1,516
Payables for Distributions				152
Payables to Vanguard				345
Other Liabilities				239
Total Liabilities				108,345
Net Assets				1,974,154

Short-Term Government Bond Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,980,102
Undistributed Net Investment Income	1,000
Accumulated Net Realized Losses	(103)
Unrealized Appreciation (Depreciation)	(6,845)
Net Assets	1,974,154

ETF Shares—Net Assets
Applicable to 22,147,516 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,346,272
Net Asset Value Per Share—ETF Shares	$60.79

Admiral Shares—Net Assets
Applicable to 21,466,600 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	434,949
Net Asset Value Per Share—Admiral Shares	$20.26

Institutional Shares—Net Assets
Applicable to 7,579,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	192,933
Net Asset Value Per Share—Institutional Shares	$25.46

• See Note A in Notes toFinancial Statements.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Theissuer wasplacedunder federalconservatorshipinSeptember 2008;sincethat time,its dailyoperations have been managedbythe
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	7,551
Total Income	7,551
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—ETF Shares	288
Management and Administrative—Admiral Shares	103
Management and Administrative—Institutional Shares	31
Marketing and Distribution—ETF Shares	43
Marketing and Distribution—Admiral Shares	21
Marketing and Distribution—Institutional Shares	2
Custodian Fees	6
Shareholders’ Reports—ETF Shares	11
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	545
Net Investment Income	7,006
Realized Net Gain (Loss) on Investment Securities Sold[1]	62
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(8,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,496)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $27,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,006	9,251
Realized Net Gain (Loss)	62	1,013
Change in Unrealized Appreciation (Depreciation)	(8,564)	1,216
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,496)	11,480
Distributions
Net Investment Income
ETF Shares	(4,232)	(5,809)
Admiral Shares	(1,717)	(2,541)
Institutional Shares	(773)	(547)
Realized Capital Gain[1]
ETF Shares	(153)	(269)
Admiral Shares	(62)	(106)
Institutional Shares	(28)	(24)
Total Distributions	(6,965)	(9,296)
Capital Share Transactions
ETF Shares	443,690	271,434
Admiral Shares	73,045	142,241
Institutional Shares	102,247	24,698
Net Increase (Decrease) from Capital Share Transactions	618,982	438,373
Total Increase (Decrease)	610,521	440,557
Net Assets
Beginning of Period	1,363,633	923,076
End of Period[2]	1,974,154	1,363,633
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $38,000 and $200,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000,000 and $716,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$61.14	$61.03	$60.95	$60.75	$60.98	$61.11
Investment Operations
Net Investment Income	.259	.478	.351	.198	.158	.270
Net Realized and Unrealized Gain (Loss)
on Investments	(.338)	.118	.102	.227	(.134)	(.028)
Total from Investment Operations	(.079)	.596	.453	.425	.024	.242
Distributions
Dividends from Net Investment Income	(.261)	(.462)	(.340)	(.177)	(.158)	(.267)
Distributions from Realized Capital Gains	(.010)	(.024)	(.033)	(.048)	(.096)	(.105)
Total Distributions	(.271)	(.486)	(.373)	(.225)	(.254)	(.372)
Net Asset Value, End of Period	$60.79	$61.14	$61.03	$60.95	$60.75	$60.98

Total Return	-0.13%	0.98%	0.75%	0.70%	0.04%	0.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,346	$908	$635	$497	$307	$183
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.89%	0.80%	0.59%	0.34%	0.26%	0.44%
Portfolio Turnover Rate[1]	67%	73%	64%	64%	73%	72%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$20.38	$20.35	$20.33	$20.27	$20.35	$20.39
Investment Operations
Net Investment Income	.087	.158	.116	.068	.053	.089
Net Realized and Unrealized Gain (Loss)
on Investments	(.116)	.040	.031	.074	(.048)	(.007)
Total from Investment Operations	(.029)	.198	.147	.142	.005	.082
Distributions
Dividends from Net Investment Income	(.088)	(.160)	(.116)	(.066)	(.053)	(.087)
Distributions from Realized Capital Gains	(.003)	(.008)	(.011)	(.016)	(.032)	(.035)
Total Distributions	(.091)	(.168)	(.127)	(.082)	(.085)	(.122)
Net Asset Value, End of Period	$20.26	$20.38	$20.35	$20.33	$20.27	$20.35

Total Return[1]	-0.14%	0.98%	0.72%	0.70%	0.02%	0.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$435	$364	$221	$126	$53	$37
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.89%	0.80%	0.59%	0.34%	0.26%	0.44%
Portfolio Turnover Rate[2]	67%	73%	64%	64%	73%	72%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.60	$25.57	$25.54	$25.47	$25.57	$25.62
Investment Operations
Net Investment Income	.111	.207	.156	.095	.075	.121
Net Realized and Unrealized Gain (Loss)
on Investments	(.135)	.042	.043	.088	(.059)	(.007)
Total from Investment Operations	(.024)	.249	.199	.183	.016	.114
Distributions
Dividends from Net Investment Income	(.112)	(.209)	(.155)	(.093)	(.075)	(.120)
Distributions from Realized Capital Gains	(.004)	(.010)	(.014)	(.020)	(.041)	(.044)
Total Distributions	(.116)	(.219)	(.169)	(.113)	(.116)	(.164)
Net Asset Value, End of Period	$25.46	$25.60	$25.57	$25.54	$25.47	$25.57

Total Return[1]	-0.09%	0.98%	0.78%	0.72%	0.06%	0.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$193	$92	$67	$49	$17	$44
Ratio of Total Expenses to
Average Net Assets	0.06%	0.05%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.90%	0.82%	0.62%	0.37%	0.29%	0.47%
Portfolio Turnover Rate[2]	67%	73%	64%	64%	73%	72%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Short-Term Government Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $138,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,965,424	—
Temporary Cash Investments	7,356	—	—
Total	7,356	1,965,424	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2017, the fund realized $36,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Short-Term Government Bond Index Fund

At February 28, 2017, the cost of investment securities for tax purposes was $1,979,625,000. Net unrealized depreciation of investment securities for tax purposes was $6,845,000, consisting of unrealized gains of $102,000 on securities that had risen in value since their purchase and $6,947,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2017, the fund purchased $1,185,962,000 of investment securities and sold $556,712,000 of investment securities, other than temporary cash investments. Purchases and sales include $464,108,000 and $24,036,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	468,078	7,700	439,524	7,197
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(24,388)	(400)	(168,090)	(2,750)
Net Increase (Decrease)—ETF Shares	443,690	7,300	271,434	4,447
Admiral Shares
Issued	180,764	8,903	372,695	18,300
Issued in Lieu of Cash Distributions	1,363	67	2,119	104
Redeemed	(109,082)	(5,375)	(232,573)	(11,408)
Net Increase (Decrease)—Admiral Shares	73,045	3,595	142,241	6,996
Institutional Shares
Issued	103,948	4,064	37,398	1,458
Issued in Lieu of Cash Distributions	491	19	360	14
Redeemed	(2,192)	(86)	(13,060)	(510)
Net Increase (Decrease)—Institutional Shares	102,247	3,997	24,698	962

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral Institutional
	Shares	Shares	Shares
Ticker Symbol	VGIT	VSIGX	VIIGX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	1.91%	1.90%	1.93%

Financial Attributes

		Bloomberg
		Barclays
		3–10 Year	Bloomberg
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	163	275	10,166

Yield to Maturity
(before expenses)	1.9%	2.0%	2.5%
Average Coupon	2.0%	2.0%	3.0%

Average Duration	5.1 years	5.2 years	6.1 years
Average Effective
Maturity	5.4 years	5.6 years	8.3 years
Short-Term
Reserves	0.5%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	99.3%
Other	0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
	Bloomberg
	Barclays
	3–10 Year	Bloomberg
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	1.00	0.87
Beta	1.02	1.08
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	2.3
3 - 5 Years	51.0
5 - 10 Years	46.0

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.3%
Aaa	0.7

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not
available.Formoreinformationabouttheseratings,seethe
Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		3 – 10
		Year
		Gov’t
	ETF Shares Net Asset Value	Float Adj
		Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	5.30	5.53
2012	4.50	4.51
2013	-3.18	-2.99
2014	3.54	3.54
2015	2.67	2.86
2016	4.37	4.47
2017	-2.49	-2.48
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		1.10%	1.34%			2.98%
Net Asset Value		1.12	1.35			2.98
Admiral Shares	8/4/2010	1.10	1.35	1.66%	0.78%	2.44
Institutional Shares	3/19/2010	1.15	1.38	1.73	1.43	3.16

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms

N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (96.4%)
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,037
United States Treasury Note/Bond	1.375%	3/31/20	3,789	3,771
United States Treasury Note/Bond	1.125%	4/30/20	1,176	1,161
United States Treasury Note/Bond	1.375%	4/30/20	35,624	35,424
United States Treasury Note/Bond	3.500%	5/15/20	33,689	35,716
United States Treasury Note/Bond	8.750%	5/15/20	1,500	1,836
United States Treasury Note/Bond	1.375%	5/31/20	16,145	16,039
United States Treasury Note/Bond	1.500%	5/31/20	7,243	7,224
United States Treasury Note/Bond	1.625%	6/30/20	8,000	8,006
United States Treasury Note/Bond	1.875%	6/30/20	5,150	5,197
United States Treasury Note/Bond	1.625%	7/31/20	34,680	34,680
United States Treasury Note/Bond	2.000%	7/31/20	13,160	13,327
United States Treasury Note/Bond	2.625%	8/15/20	42,785	44,216
United States Treasury Note/Bond	8.750%	8/15/20	1,950	2,416
United States Treasury Note/Bond	1.375%	8/31/20	33,130	32,830
United States Treasury Note/Bond	2.125%	8/31/20	36,392	36,995
United States Treasury Note/Bond	1.375%	9/30/20	6,978	6,907
United States Treasury Note/Bond	2.000%	9/30/20	5,059	5,119
United States Treasury Note/Bond	1.375%	10/31/20	6,789	6,715
United States Treasury Note/Bond	1.750%	10/31/20	9,445	9,469
United States Treasury Note/Bond	2.625%	11/15/20	49,082	50,731
United States Treasury Note/Bond	1.625%	11/30/20	5,750	5,732
United States Treasury Note/Bond	2.000%	11/30/20	8,875	8,969
United States Treasury Note/Bond	1.750%	12/31/20	17,850	17,861
United States Treasury Note/Bond	2.375%	12/31/20	10,580	10,840
United States Treasury Note/Bond	1.375%	1/31/21	20,932	20,638
United States Treasury Note/Bond	2.125%	1/31/21	14,122	14,327
United States Treasury Note/Bond	3.625%	2/15/21	12,857	13,787
United States Treasury Note/Bond	7.875%	2/15/21	1,966	2,425
United States Treasury Note/Bond	1.125%	2/28/21	8,800	8,583
United States Treasury Note/Bond	2.000%	2/28/21	16,705	16,867
United States Treasury Note/Bond	1.250%	3/31/21	28,265	27,673
United States Treasury Note/Bond	2.250%	3/31/21	5,925	6,034
United States Treasury Note/Bond	1.375%	4/30/21	16,290	16,015
United States Treasury Note/Bond	2.250%	4/30/21	4,000	4,074
United States Treasury Note/Bond	3.125%	5/15/21	31,607	33,296
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,682

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	5/31/21	25,925	25,459
United States Treasury Note/Bond	2.000%	5/31/21	26,610	26,814
United States Treasury Note/Bond	1.125%	6/30/21	16,150	15,678
United States Treasury Note/Bond	2.125%	6/30/21	21,375	21,642
United States Treasury Note/Bond	1.125%	7/31/21	15,490	15,016
United States Treasury Note/Bond	2.250%	7/31/21	6,200	6,305
United States Treasury Note/Bond	2.125%	8/15/21	34,672	35,068
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,250
United States Treasury Note/Bond	1.125%	8/31/21	19,628	19,015
United States Treasury Note/Bond	2.000%	8/31/21	21,325	21,452
United States Treasury Note/Bond	1.125%	9/30/21	24,440	23,638
United States Treasury Note/Bond	2.125%	9/30/21	41,690	42,146
United States Treasury Note/Bond	1.250%	10/31/21	11,750	11,420
United States Treasury Note/Bond	2.000%	10/31/21	38,770	38,964
United States Treasury Note/Bond	2.000%	11/15/21	6,013	6,043
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,072
United States Treasury Note/Bond	1.750%	11/30/21	5,500	5,467
United States Treasury Note/Bond	1.875%	11/30/21	28,725	28,707
United States Treasury Note/Bond	2.000%	12/31/21	12,185	12,240
United States Treasury Note/Bond	2.125%	12/31/21	12,350	12,477
United States Treasury Note/Bond	1.500%	1/31/22	16,500	16,180
United States Treasury Note/Bond	1.875%	1/31/22	13,500	13,483
United States Treasury Note/Bond	2.000%	2/15/22	31,394	31,521
United States Treasury Note/Bond	1.750%	2/28/22	13,346	13,231
United States Treasury Note/Bond	1.875%	2/28/22	24,600	24,577
United States Treasury Note/Bond	1.750%	3/31/22	14,606	14,471
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,415
United States Treasury Note/Bond	1.750%	5/15/22	5,000	4,945
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,325
United States Treasury Note/Bond	2.125%	6/30/22	8,900	8,964
United States Treasury Note/Bond	2.000%	7/31/22	5,300	5,302
United States Treasury Note/Bond	1.625%	8/15/22	4,399	4,314
United States Treasury Note/Bond	7.250%	8/15/22	975	1,239
United States Treasury Note/Bond	1.875%	8/31/22	15,626	15,516
United States Treasury Note/Bond	1.750%	9/30/22	8,300	8,179
United States Treasury Note/Bond	1.875%	10/31/22	7,300	7,236
United States Treasury Note/Bond	1.625%	11/15/22	39,700	38,800
United States Treasury Note/Bond	7.625%	11/15/22	1,975	2,570
United States Treasury Note/Bond	2.000%	11/30/22	23,295	23,233
United States Treasury Note/Bond	2.125%	12/31/22	10,902	10,939
United States Treasury Note/Bond	1.750%	1/31/23	14,200	13,943
United States Treasury Note/Bond	2.000%	2/15/23	25,575	25,471
United States Treasury Note/Bond	7.125%	2/15/23	2,590	3,327
United States Treasury Note/Bond	1.500%	2/28/23	24,265	23,465
United States Treasury Note/Bond	1.500%	3/31/23	30,140	29,113
United States Treasury Note/Bond	1.625%	4/30/23	16,430	15,970
United States Treasury Note/Bond	1.750%	5/15/23	37,625	36,825
United States Treasury Note/Bond	1.625%	5/31/23	37,920	36,824
United States Treasury Note/Bond	1.375%	6/30/23	18,150	17,342
United States Treasury Note/Bond	1.250%	7/31/23	16,725	15,837
United States Treasury Note/Bond	2.500%	8/15/23	11,495	11,746
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,157
United States Treasury Note/Bond	1.375%	8/31/23	18,975	18,088
United States Treasury Note/Bond	1.375%	9/30/23	20,600	19,615
United States Treasury Note/Bond	1.625%	10/31/23	14,750	14,266

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.750%	11/15/23	11,995	12,430
United States Treasury Note/Bond	2.125%	11/30/23	14,360	14,329
United States Treasury Note/Bond	2.250%	12/31/23	12,500	12,560
United States Treasury Note/Bond	2.250%	1/31/24	8,500	8,537
United States Treasury Note/Bond	2.750%	2/15/24	39,430	40,853
United States Treasury Note/Bond	2.125%	2/29/24	20,000	19,916
United States Treasury Note/Bond	2.500%	5/15/24	43,280	44,105
United States Treasury Note/Bond	2.375%	8/15/24	33,010	33,314
United States Treasury Note/Bond	2.250%	11/15/24	24,416	24,378
United States Treasury Note/Bond	7.500%	11/15/24	1,690	2,324
United States Treasury Note/Bond	2.000%	2/15/25	40,873	39,992
United States Treasury Note/Bond	7.625%	2/15/25	300	418
United States Treasury Note/Bond	2.125%	5/15/25	51,785	51,057
United States Treasury Note/Bond	2.000%	8/15/25	27,840	27,131
United States Treasury Note/Bond	6.875%	8/15/25	1,150	1,557
United States Treasury Note/Bond	2.250%	11/15/25	44,405	44,065
United States Treasury Note/Bond	1.625%	2/15/26	33,235	31,267
United States Treasury Note/Bond	1.625%	5/15/26	37,740	35,428
United States Treasury Note/Bond	1.500%	8/15/26	38,565	35,715
United States Treasury Note/Bond	2.000%	11/15/26	32,747	31,683
United States Treasury Note/Bond	6.500%	11/15/26	3,000	4,076
United States Treasury Note/Bond	2.250%	2/15/27	17,500	17,328
				2,027,384
Agency Bonds and Notes (3.2%)
1 AID-Iraq	2.149%	1/18/22	825	826
1 AID-Israel	5.500%	9/18/23	125	148
1 AID-Israel	5.500%	12/4/23	500	594
1 AID-Israel	5.500%	4/26/24	500	597
1 AID-Jordan	2.503%	10/30/20	175	180
1 AID-Jordan	2.578%	6/30/22	500	510
1 AID-Tunisia	1.416%	8/5/21	510	497
1 AID-Ukraine	1.847%	5/29/20	300	304
1 AID-Ukraine	1.471%	9/29/21	525	513
2 Federal Farm Credit Banks	3.500%	12/20/23	100	107
2 Federal Home Loan Banks	1.875%	3/13/20	150	151
2 Federal Home Loan Banks	4.125%	3/13/20	8,760	9,413
2 Federal Home Loan Banks	3.375%	6/12/20	125	132
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,049
2 Federal Home Loan Banks	5.250%	12/11/20	250	282
2 Federal Home Loan Banks	1.375%	2/18/21	975	959
2 Federal Home Loan Banks	5.625%	6/11/21	400	461
2 Federal Home Loan Banks	1.125%	7/14/21	1,500	1,452
2 Federal Home Loan Banks	1.875%	11/29/21	4,200	4,181
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,259
2 Federal Home Loan Banks	2.125%	3/10/23	475	474
2 Federal Home Loan Banks	2.875%	6/14/24	200	206
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,028
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	2,225	2,208
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	966
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	10,635	10,822
3 Federal National Mortgage Assn.	1.625%	1/21/20	20	20
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,194
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	990
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,007
3 Federal National Mortgage Assn.	1.375%	2/26/21	3,285	3,232

Intermediate-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	1.250%	8/17/21	1,500	1,456
3	Federal National Mortgage Assn.	1.375%	10/7/21	2,200	2,145
3	Federal National Mortgage Assn.	2.000%	1/5/22	1,000	1,000
3	Federal National Mortgage Assn.	2.625%	9/6/24	4,995	5,068
3	Federal National Mortgage Assn.	2.125%	4/24/26	2,200	2,098
3	Federal National Mortgage Assn.	1.875%	9/24/26	3,090	2,874
	Private Export Funding Corp.	2.250%	3/15/20	150	152
	Private Export Funding Corp.	2.300%	9/15/20	1,075	1,089
	Private Export Funding Corp.	2.050%	11/15/22	175	173
	Private Export Funding Corp.	3.550%	1/15/24	75	80
	Private Export Funding Corp.	2.450%	7/15/24	205	203
	Private Export Funding Corp.	3.250%	6/15/25	75	78
2 Tennessee Valley Authority		3.875%	2/15/21	225	243
2 Tennessee Valley Authority		1.875%	8/15/22	125	123
2 Tennessee Valley Authority		2.875%	9/15/24	400	410
2 Tennessee Valley Authority		6.750%	11/1/25	1,225	1,604
2 Tennessee Valley Authority		2.875%	2/1/27	750	752
					66,310
Total U.S. Government and Agency Obligations (Cost $2,130,720)					2,093,694

				Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
4	Vanguard Market Liquidity Fund (Cost $11,339)	0.864%		113,379	11,339
Total Investments (100.1%) (Cost $2,142,059)					2,105,033

					Amount
					($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard					148
Receivables for Investment Securities Sold					52,144
Receivables for Accrued Income					8,643
Receivables for Capital Shares Issued					15,418
Total Other Assets					76,353
Liabilities
Payables for Investment Securities Purchased					(61,862)
Payables for Capital Shares Redeemed					(13,950)
Payables for Distributions					(206)
Payables to Vanguard					(375)
Other Liabilities					(1,648)
Total Liabilities					(78,041)
Net Assets (100%)					2,103,345

Intermediate-Term Government Bond Index Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,140,648
Undistributed Net Investment Income	1,219
Accumulated Net Realized Losses	(1,496)
Unrealized Appreciation (Depreciation)	(37,026)
Net Assets	2,103,345

ETF Shares—Net Assets
Applicable to 16,251,191 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,045,136
Net Asset Value Per Share—ETF Shares	$64.31

Admiral Shares—Net Assets
Applicable to 31,863,462 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	691,304
Net Asset Value Per Share—Admiral Shares	$21.70

Institutional Shares—Net Assets
Applicable to 13,629,060 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	366,905
Net Asset Value Per Share—Institutional Shares	$26.92

• See Note A in Notes toFinancial Statements.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Theissuer wasplacedunder federalconservatorshipinSeptember 2008;sincethat time,its dailyoperations have been managedbythe
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	16,106
Total Income	16,106
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—ETF Shares	264
Management and Administrative—Admiral Shares	203
Management and Administrative—Institutional Shares	80
Marketing and Distribution—ETF Shares	39
Marketing and Distribution—Admiral Shares	38
Marketing and Distribution—Institutional Shares	6
Custodian Fees	6
Shareholders’ Reports—ETF Shares	28
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	701
Net Investment Income	15,405
Realized Net Gain (Loss) on Investment Securities Sold[1]	898
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(68,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,533)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $14,000 and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,405	21,805
Realized Net Gain (Loss)	898	4,551
Change in Unrealized Appreciation (Depreciation)	(68,836)	27,039
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,533)	53,395
Distributions
Net Investment Income
ETF Shares	(7,224)	(8,980)
Admiral Shares	(5,468)	(8,458)
Institutional Shares	(2,738)	(3,688)
Realized Capital Gain[1]
ETF Shares	(1,196)	(180)
Admiral Shares	(889)	(178)
Institutional Shares	(450)	(92)
Total Distributions	(17,965)	(21,576)
Capital Share Transactions
ETF Shares	170,342	534,498
Admiral Shares	5,636	339,752
Institutional Shares	107,542	58,786
Net Increase (Decrease) from Capital Share Transactions	283,520	933,036
Total Increase (Decrease)	213,022	964,855
Net Assets
Beginning of Period	1,890,323	925,468
End of Period[2]	2,103,345	1,890,323
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $417,000 and $200,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,219,000 and $1,244,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$66.54	$64.80	$64.14	$62.96	$66.58	$64.91
Investment Operations
Net Investment Income	.487	1.035	1.054	.920	.861	1.097
Net Realized and Unrealized Gain (Loss)
on Investments	(2.143)	1.770	.649	1.292	(2.940)	1.791
Total from Investment Operations	(1.656)	2.805	1.703	2.212	(2.079)	2.888
Distributions
Dividends from Net Investment Income	(.493)	(1.038)	(1.043)	(.843)	(.861)	(1.094)
Distributions from Realized Capital Gains	(.081)	(.027)	—	(.189)	(.680)	(.124)
Total Distributions	(.574)	(1.065)	(1.043)	(1.032)	(1.541)	(1.218)
Net Asset Value, End of Period	$64.31	$66.54	$64.80	$64.14	$62.96	$66.58

Total Return	-2.49%	4.37%	2.67%	3.54%	-3.18%	4.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,045	$908	$360	$164	$123	$133
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.61%	1.67%	1.50%	1.32%	1.67%
Portfolio Turnover Rate[1]	33%	37%	35%	43%	54%	51%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.45	$21.86	$21.64	$21.27	$22.50	$21.94
Investment Operations
Net Investment Income	.165	.349	.355	.317	.292	.369
Net Realized and Unrealized Gain (Loss)
on Investments	(.719)	.601	.220	.432	(1.000)	.602
Total from Investment Operations	(.554)	.950	.575	.749	(.708)	.971
Distributions
Dividends from Net Investment Income	(.168)	(.351)	(.355)	(.315)	(.292)	(.369)
Distributions from Realized Capital Gains	(.028)	(.009)	—	(.064)	(.230)	(.042)
Total Distributions	(.196)	(.360)	(.355)	(.379)	(.522)	(.411)
Net Asset Value, End of Period	$21.70	$22.45	$21.86	$21.64	$21.27	$22.50

Total Return[1]	-2.47%	4.38%	2.67%	3.55%	-3.21%	4.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$691	$710	$358	$232	$95	$35
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.61%	1.67%	1.50%	1.32%	1.67%
Portfolio Turnover Rate[2]	33%	37%	35%	43%	54%	51%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.86	$27.12	$26.85	$26.39	$27.91	$27.21
Investment Operations
Net Investment Income	.206	.437	.447	.400	.368	.466
Net Realized and Unrealized Gain (Loss)
on Investments	(.901)	.752	.271	.536	(1.235)	.752
Total from Investment Operations	(.695)	1.189	.718	.936	(.867)	1.218
Distributions
Dividends from Net Investment Income	(.211)	(.438)	(.448)	(.397)	(.368)	(.465)
Distributions from Realized Capital Gains	(.034)	(.011)	—	(.079)	(.285)	(.053)
Total Distributions	(.245)	(.449)	(.448)	(.476)	(.653)	(.518)
Net Asset Value, End of Period	$26.92	$27.86	$27.12	$26.85	$26.39	$27.91

Total Return[1]	-2.50%	4.42%	2.69%	3.58%	-3.17%	4.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$367	$272	$208	$54	$59	$117
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.56%	1.63%	1.70%	1.53%	1.35%	1.70%
Portfolio Turnover Rate[2]	33%	37%	35%	43%	54%	51%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Intermediate-Term Government Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $148,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,093,694	—
Temporary Cash Investments	11,339	—	—
Total	11,339	2,093,694	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2017, the fund realized $1,590,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Intermediate-Term Government Bond Index Fund

At February 28, 2017, the cost of investment securities for tax purposes was $2,142,059,000.

Net unrealized depreciation of investment securities for tax purposes was $37,026,000, consisting of unrealized gains of $1,259,000 on securities that had risen in value since their purchase and $38,285,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2017, the fund purchased $742,070,000 of investment securities and sold $456,300,000 of investment securities, other than temporary cash investments. Purchases and sales include $293,958,000 and $125,510,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	297,204	4,550	609,814	9,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(126,862)	(1,950)	(75,316)	(1,150)
Net Increase (Decrease)—ETF Shares	170,342	2,600	534,498	8,100
Admiral Shares
Issued	173,998	7,925	520,311	23,394
Issued in Lieu of Cash Distributions	5,544	254	7,829	352
Redeemed	(173,906)	(7,963)	(188,388)	(8,485)
Net Increase (Decrease)—Admiral Shares	5,636	216	339,752	15,261
Institutional Shares
Issued	132,307	4,792	225,833	8,188
Issued in Lieu of Cash Distributions	2,757	102	3,524	128
Redeemed	(27,522)	(1,016)	(170,571)	(6,217)
Net Increase (Decrease)—Institutional Shares	107,542	3,878	58,786	2,099

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral Institutional
	Shares	Shares	Shares
Ticker Symbol	VGLT	VLGSX	VLGIX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	2.89%	2.90%	2.91%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		Long Gov	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	70	81	10,166

Yield toMaturity
(before expenses)	2.9%	2.9%	2.5%

Average Coupon	3.5%	3.5%	3.0%

Average Duration 17.1 years		17.4 years	6.1 years
Average Effective
Maturity	24.6 years	24.9 years	8.3 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	99.2%
Other	0.8

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and creditof the U.S.
government.

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	Long Gov	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.87
Beta	1.05	3.47
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.8%
5 - 10 Years	0.3
10 - 20 Years	12.3
20 - 30 Years	86.3
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.2%
Aaa	0.8

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available.Formoreinformationabouttheseratings,seethe Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		Long Gov
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	4.63	5.11
2012	19.06	18.68
2013	-13.13	-12.46
2014	14.65	14.15
2015	4.44	5.05
2016	16.96	16.59
2017	-11.13	-11.19
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		1.26%	2.44%			6.17%
Net Asset Value		1.33	2.45			6.17
Admiral Shares	3/1/2010	1.30	2.45	3.14%	3.49%	6.63
Institutional Shares	7/30/2010	1.38	2.48	3.11	2.41	5.52

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms

N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (95.1%)
United States Treasury Note/Bond	6.500%	11/15/26	255	346
United States Treasury Note/Bond	6.375%	8/15/27	4,088	5,590
United States Treasury Note/Bond	6.125%	11/15/27	3,028	4,088
United States Treasury Note/Bond	5.500%	8/15/28	9,053	11,800
United States Treasury Note/Bond	5.250%	11/15/28	6,119	7,848
United States Treasury Note/Bond	5.250%	2/15/29	4,425	5,696
United States Treasury Note/Bond	6.125%	8/15/29	3,225	4,484
United States Treasury Note/Bond	6.250%	5/15/30	5,037	7,168
United States Treasury Note/Bond	5.375%	2/15/31	12,048	16,171
United States Treasury Note/Bond	4.500%	2/15/36	2,610	3,337
United States Treasury Note/Bond	4.750%	2/15/37	7,285	9,585
United States Treasury Note/Bond	4.375%	2/15/38	6,639	8,359
United States Treasury Note/Bond	4.500%	5/15/38	6,266	8,017
United States Treasury Note/Bond	3.500%	2/15/39	12,551	13,920
United States Treasury Note/Bond	4.250%	5/15/39	10,531	12,965
United States Treasury Note/Bond	4.500%	8/15/39	9,300	11,834
United States Treasury Note/Bond	4.375%	11/15/39	15,447	19,328
United States Treasury Note/Bond	4.625%	2/15/40	19,197	24,857
United States Treasury Note/Bond	4.375%	5/15/40	14,698	18,395
United States Treasury Note/Bond	3.875%	8/15/40	13,873	16,169
United States Treasury Note/Bond	4.250%	11/15/40	14,818	18,242
United States Treasury Note/Bond	4.750%	2/15/41	12,943	17,095
United States Treasury Note/Bond	4.375%	5/15/41	11,749	14,749
United States Treasury Note/Bond	3.750%	8/15/41	10,665	12,195
United States Treasury Note/Bond	3.125%	11/15/41	2,436	2,513
United States Treasury Note/Bond	3.125%	2/15/42	15,406	15,895
United States Treasury Note/Bond	3.000%	5/15/42	4,770	4,811
United States Treasury Note/Bond	2.750%	8/15/42	22,635	21,758
United States Treasury Note/Bond	2.750%	11/15/42	27,349	26,272
United States Treasury Note/Bond	3.125%	2/15/43	25,755	26,507
United States Treasury Note/Bond	2.875%	5/15/43	31,345	30,801
United States Treasury Note/Bond	3.625%	8/15/43	22,070	24,815
United States Treasury Note/Bond	3.750%	11/15/43	22,962	26,385
United States Treasury Note/Bond	3.625%	2/15/44	37,525	42,204
United States Treasury Note/Bond	3.375%	5/15/44	32,930	35,472
United States Treasury Note/Bond	3.125%	8/15/44	41,770	42,997
United States Treasury Note/Bond	3.000%	11/15/44	30,655	30,799

Long-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.500%	2/15/45	25,460	23,109
United States Treasury Note/Bond	3.000%	5/15/45	28,980	29,102
United States Treasury Note/Bond	2.875%	8/15/45	31,195	30,561
United States Treasury Note/Bond	3.000%	11/15/45	33,734	33,871
United States Treasury Note/Bond	2.500%	2/15/46	45,910	41,577
United States Treasury Note/Bond	2.500%	5/15/46	28,835	26,105
United States Treasury Note/Bond	2.250%	8/15/46	20,570	17,603
United States Treasury Note/Bond	2.875%	11/15/46	28,075	27,544
United States Treasury Note/Bond	3.000%	2/15/47	11,970	12,052
				844,991
Agency Bonds and Notes (4.4%)
1 AID-Israel	5.500%	9/18/33	150	197
2 Federal Home Loan Banks	5.500%	7/15/36	1,550	2,052
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,277
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,990	4,262
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,924	4,076
3 Federal National Mortgage Assn.	6.250%	5/15/29	700	939
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,730	2,499
3 Federal National Mortgage Assn.	7.250%	5/15/30	3,575	5,240
3 Federal National Mortgage Assn.	6.625%	11/15/30	3,830	5,390
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	911
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	431
2 Tennessee Valley Authority	7.125%	5/1/30	650	931
2 Tennessee Valley Authority	4.700%	7/15/33	100	118
2 Tennessee Valley Authority	4.650%	6/15/35	575	674
2 Tennessee Valley Authority	5.880%	4/1/36	2,010	2,684
2 Tennessee Valley Authority	6.150%	1/15/38	165	228
2 Tennessee Valley Authority	5.500%	6/15/38	586	759
2 Tennessee Valley Authority	5.250%	9/15/39	2,392	3,026
2 Tennessee Valley Authority	3.500%	12/15/42	250	248
2 Tennessee Valley Authority	4.875%	1/15/48	245	288
2 Tennessee Valley Authority	5.375%	4/1/56	815	1,048
2 Tennessee Valley Authority	4.625%	9/15/60	850	970
2 Tennessee Valley Authority	4.250%	9/15/65	600	637
				38,885
Total U.S. Government and Agency Obligations (Cost $932,915)				883,876

			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund (Cost $7,356)	0.864%		73,555	7,356
Total Investments (100.4%) (Cost $940,271)				891,232

Long-Term Government Bond Index Fund

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	65
Receivables for Investment Securities Sold	4,054
Receivables for Accrued Income	4,849
Receivables for Capital Shares Issued	1,194
Total Other Assets	10,162
Liabilities
Payables for Investment Securities Purchased	(12,017)
Payables for Capital Shares Redeemed	(681)
Payables for Distributions	(68)
Payables to Vanguard	(241)
Other Liabilities	(291)
Total Liabilities	(13,298)
Net Assets (100%)	888,096

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	957,429
Undistributed Net Investment Income	889
Accumulated Net Realized Losses	(21,183)
Unrealized Appreciation (Depreciation)	(49,039)
Net Assets	888,096

ETF Shares—Net Assets
Applicable to 5,963,283 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	448,136
Net Asset Value Per Share—ETF Shares	$75.15

Admiral Shares—Net Assets
Applicable to 10,746,226 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	271,057
Net Asset Value Per Share—Admiral Shares	$25.22

Institutional Shares—Net Assets
Applicable to 5,276,084 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	168,903
Net Asset Value Per Share—Institutional Shares	$32.01

• See Note A in Notes toFinancial Statements.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Theissuer wasplacedunder federalconservatorshipinSeptember 2008;sincethat time,its dailyoperations have been managedbythe
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	12,774
Total Income	12,774
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15
Management and Administrative—ETF Shares	135
Management and Administrative—Admiral Shares	88
Management and Administrative—Institutional Shares	30
Marketing and Distribution—ETF Shares	21
Marketing and Distribution—Admiral Shares	16
Marketing and Distribution—Institutional Shares	2
Custodian Fees	4
Shareholders’ Reports—ETF Shares	15
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	332
Net Investment Income	12,442
Realized Net Gain (Loss)
Investment Securities Sold[1]	(4,918)
Futures Contracts	51
Realized Net Gain (Loss)	(4,867)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(132,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,211)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $7,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,442	20,744
Realized Net Gain (Loss)	(4,867)	25,043
Change in Unrealized Appreciation (Depreciation)	(132,786)	81,087
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,211)	126,874
Distributions
Net Investment Income
ETF Shares	(6,911)	(11,086)
Admiral Shares	(3,991)	(5,615)
Institutional Shares	(1,847)	(3,463)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(12,749)	(20,164)
Capital Share Transactions
ETF Shares	(56,803)	266,095
Admiral Shares	(55,361)	215,021
Institutional Shares	48,102	(33,186)
Net Increase (Decrease) from Capital Share Transactions	(64,062)	447,930
Total Increase (Decrease)	(202,022)	554,640
Net Assets
Beginning of Period	1,090,118	535,478
End of Period[1]	888,096	1,090,118
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $889,000 and $1,196,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$85.64	$75.13	$73.93	$66.33	$78.69	$68.07
Investment Operations
Net Investment Income	.975	2.021	2.073	2.100	2.055	2.213
Net Realized and Unrealized Gain (Loss)
on Investments	(10.476)	10.511	1.206	7.429	(12.216)	10.611
Total from Investment Operations	(9.501)	12.532	3.279	9.529	(10.161)	12.824
Distributions
Dividends from Net Investment Income	(.989)	(2.022)	(2.079)	(1.929)	(2.056)	(2.204)
Distributions from Realized Capital Gains	—	—	—	—	(.143)	—
Total Distributions	(.989)	(2.022)	(2.079)	(1.929)	(2.199)	(2.204)
Net Asset Value, End of Period	$75.15	$85.64	$75.13	$73.93	$66.33	$78.69

Total Return	-11.13%	16.96%	4.44%	14.65%	-13.13%	19.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$448	$578	$252	$107	$63	$75
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.58%	2.76%	3.17%	2.80%	2.99%
Portfolio Turnover Rate[1]	28%	18%	24%	23%	54%	46%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$28.75	$25.21	$24.81	$22.32	$26.48	$22.91
Investment Operations
Net Investment Income	.328	.679	.698	.711	.693	.746
Net Realized and Unrealized Gain (Loss)
on Investments	(3.524)	3.540	.399	2.491	(4.112)	3.567
Total from Investment Operations	(3.196)	4.219	1.097	3.202	(3.419)	4.313
Distributions
Dividends from Net Investment Income	(.334)	(.679)	(.697)	(.712)	(.693)	(.743)
Distributions from Realized Capital Gains	—	—	—	—	(.048)	—
Total Distributions	(.334)	(.679)	(.697)	(.712)	(.741)	(.743)
Net Asset Value, End of Period	$25.22	$28.75	$25.21	$24.81	$22.32	$26.48

Total Return[1]	-11.13%	16.97%	4.40%	14.63%	-13.13%	19.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$271	$374	$130	$44	$6	$5
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.58%	2.76%	3.17%	2.80%	2.99%
Portfolio Turnover Rate[2]	28%	18%	24%	23%	54%	46%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.49	$32.00	$31.48	$28.32	$33.60	$29.06
Investment Operations
Net Investment Income	.422	.868	.896	.910	.890	.956
Net Realized and Unrealized Gain (Loss)
on Investments	(4.474)	4.492	.517	3.161	(5.219)	4.537
Total from Investment Operations	(4.052)	5.360	1.413	4.071	(4.329)	5.493
Distributions
Dividends from Net Investment Income	(.428)	(.870)	(.893)	(.911)	(.890)	(.953)
Distributions from Realized Capital Gains	—	—	—	—	(.061)	—
Total Distributions	(.428)	(.870)	(.893)	(.911)	(.951)	(.953)
Net Asset Value, End of Period	$32.01	$36.49	$32.00	$31.48	$28.32	$33.60

Total Return[1]	-11.12%	16.99%	4.47%	14.66%	-13.10%	19.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$169	$138	$154	$95	$37	$84
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.60%	2.79%	3.20%	2.83%	3.02%
Portfolio Turnover Rate[2]	28%	18%	24%	23%	54%	46%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts each represented 0% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at February 28, 2017.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings,

Long-Term Government Bond Index Fund

if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $65,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Long-Term Government Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	883,876	—
Temporary Cash Investments	7,356	—	—
Total	7,356	883,876	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $5,824,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $10,492,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $940,271,000. Net unrealized depreciation of investment securities for tax purposes was $49,039,000, consisting of unrealized gains of $942,000 on securities that had risen in value since their purchase and $49,981,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2017, the fund purchased $387,833,000 of investment securities and sold $447,682,000 of investment securities, other than temporary cash investments. Purchases and sales include $251,821,000 and $308,905,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Long-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	255,653	3,308	471,835	5,903
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(312,456)	(4,100)	(205,740)	(2,500)
Net Increase (Decrease)—ETF Shares	(56,803)	(792)	266,095	3,403
Admiral Shares
Issued	88,018	3,365	306,304	11,244
Issued in Lieu of Cash Distributions	3,625	140	5,157	190
Redeemed	(147,004)	(5,772)	(96,440)	(3,572)
Net Increase (Decrease)—Admiral Shares	(55,361)	(2,267)	215,021	7,862
Institutional Shares
Issued	54,056	1,693	29,337	869
Issued in Lieu of Cash Distributions	1,847	57	3,462	102
Redeemed	(7,801)	(243)	(65,985)	(2,007)
Net Increase (Decrease)—Institutional Shares	48,102	1,507	(33,186)	(1,036)

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral Institutional
	Shares	Shares	Shares
Ticker Symbol	VCSH	VSCSX	VSTBX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	2.17%	2.17%	2.19%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		1–5 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	2,132	2,175	10,166

Yield to Maturity
(before expenses)	2.2%	2.2%	2.5%
Average Coupon	3.4%	3.5%	3.0%

Average Duration	2.7 years	2.8 years	6.1 years
Average Effective
Maturity	2.9 years	2.9 years	8.3 years

Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance	40.7%
Industrial	53.6
Treasury/Agency	0.2
Utilities	5.0
Other	0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and creditof the U.S.
government.

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–5 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.77
Beta	0.99	0.44
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	3.5%
1 - 3 Years	50.4
3 - 5 Years	45.9
5 - 10 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.2%
Aaa	1.7
Aa	14.9
A	39.7
Baa	43.5

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agenciesare used, the lowerrating foreach issueis shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		1 – 5
		Year
	ETF Shares Net Asset Value	Corporate
		Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	2.94	3.45
2012	4.68	4.81
2013	1.03	1.29
2014	3.50	3.67
2015	0.96	1.03
2016	3.71	3.78
2017	0.01	0.16
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		2.57%	2.51%			3.01%
Net Asset Value		2.63	2.58			2.98
Admiral Shares	11/18/2010	2.63	2.58	2.09%	0.41%	2.50
Institutional Shares	11/19/2009	2.65	2.60	2.15	0.87	3.02

See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury
Note/Bond	1.375%	2/15/20	115,285	114,907	0.5%
United States Treasury
Note/Bond	1.875%	2/28/22	63,890	63,830	0.3%
1 United States Treasury
Note/Bond	1.125%	1/31/19	55,000	54,897	0.3%
United States Treasury
Note/Bond	1.125%–1.250%	12/31/18–2/28/19	9,938	9,943	0.0%
Total U.S. Government and Agency Obligations (Cost $243,742)				243,577	1.1%
Corporate Bonds
Finance
Banking
Associates Corp. of North America	6.950%	11/1/18	90	97	0.0%
Bank of America Corp.	6.875%	4/25/18	57,756	61,057	0.3%
Bank of America Corp.	2.600%	1/15/19	50,995	51,624	0.2%
Bank of America Corp.	2.650%	4/1/19	38,072	38,570	0.2%
Bank of America Corp.	5.650%	5/1/18	36,353	37,926	0.2%
Bank of America Corp.	5.700%	1/24/22	32,766	36,759	0.2%
Bank of America Corp.	5.625%	7/1/20	32,515	35,795	0.2%
2 Bank of America Corp.	1.950%–7.625%	9/1/17–1/20/23	178,687	186,716	0.9%
Bank of America NA	1.650%–2.050%	3/26/18–12/7/18	59,261	59,461	0.3%
Bear Stearns Cos. LLC	4.650%	7/2/18	7,890	8,172	0.0%
Citigroup Inc.	2.900%	12/8/21	37,871	37,934	0.2%
Citigroup Inc.	4.500%	1/14/22	33,983	36,350	0.2%
Citigroup Inc.	1.700%–8.500%	4/27/18–8/2/21	285,646	287,958	1.3%
Goldman Sachs Group Inc.	5.750%	1/24/22	54,096	60,942	0.3%
Goldman Sachs Group Inc.	6.150%	4/1/18	41,894	43,860	0.2%
Goldman Sachs Group Inc.	5.250%	7/27/21	35,363	38,846	0.2%

Short-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Goldman Sachs Group Inc.	2.000%–7.500%	7/19/18–4/26/22	310,274	319,003	1.5%
HSBC Bank USA NA	4.875%	8/24/20	12,986	13,837	0.1%
HSBC Holdings plc	2.650%	1/5/22	44,650	43,957	0.2%
HSBC Holdings plc	3.400%	3/8/21	35,414	36,290	0.2%
HSBC Holdings plc	2.950%–5.100%	4/5/21–1/14/22	62,257	65,530	0.3%
HSBC USA Inc.	1.700%–5.000%	3/5/18–9/27/20	79,052	79,592	0.4%
JPMorgan Chase & Co.	2.250%	1/23/20	50,728	50,927	0.2%
JPMorgan Chase & Co.	4.500%	1/24/22	41,205	44,461	0.2%
JPMorgan Chase & Co.	2.295%	8/15/21	37,130	36,685	0.2%
JPMorgan Chase & Co.	2.750%	6/23/20	34,165	34,685	0.1%
JPMorgan Chase & Co.	1.625%–6.300%	3/1/18–8/15/21	306,796	317,273	1.5%
JPMorgan Chase Bank NA	1.450%–1.650%	9/21/18–9/23/19	14,107	14,063	0.1%
Mitsubishi UFJ Financial
Group Inc.	2.950%	3/1/21	42,907	43,319	0.2%
Morgan Stanley	2.500%	4/21/21	40,046	39,794	0.2%
Morgan Stanley	5.625%	9/23/19	36,564	39,579	0.2%
Morgan Stanley	2.650%	1/27/20	37,814	38,227	0.2%
Morgan Stanley	6.625%	4/1/18	33,821	35,560	0.1%
Morgan Stanley	2.125%–7.300%	4/25/18–11/17/21	282,714	294,401	1.4%
UBS AG	2.375%	8/14/19	36,998	37,306	0.2%
Wells Fargo & Co.	2.100%	7/26/21	42,875	41,986	0.2%
Wells Fargo & Co.	2.600%	7/22/20	36,793	37,224	0.2%
Wells Fargo & Co.	2.125%–4.600%	1/15/19–4/1/21	141,365	143,370	0.7%
Wells Fargo Bank NA	1.750%–2.150%	11/28/18–12/6/19	57,095	57,192	0.3%
3 Banking—Other †				3,842,402	18.2%
Brokerage †				167,476	0.8%
Finance Companies
GE Capital International Funding Co.	2.342%	11/15/20	77,649	78,234	0.4%
HSBC Finance Corp.	6.676%	1/15/21	30,647	34,608	0.1%
3 Finance Companies—Other †				228,422	1.1%
Insurance
Berkshire Hathaway Finance
Corp.	1.300%–5.400%	3/7/18–1/15/21	79,617	81,067	0.4%
Berkshire Hathaway Inc.	1.150%–3.750%	8/15/18–1/31/22	36,565	37,188	0.2%
Insurance—Other †				621,261	2.9%
Other Finance †				60	0.0%
Real Estate Investment Trusts †				390,171	1.9%
				8,367,217	39.8%
Industrial
Basic Industry
Lubrizol Corp.	8.875%	2/1/19	4,466	5,065	0.0%
3 Basic Industry—Other †				567,474	2.7%
Capital Goods
General Electric Capital
Corp.	1.625%–6.000%	4/2/18–10/17/21	147,880	159,381	0.8%
Precision Castparts Corp.	2.250%	6/15/20	7,025	7,065	0.0%
3 Capital Goods—Other †				901,145	4.3%
Communication
AT&T Inc.	2.300%–5.875%	5/15/18–3/1/22	227,839	236,352	1.1%
Verizon Communications Inc.	4.500%	9/15/20	42,885	45,800	0.2%
Verizon Communications Inc.	3.650%	9/14/18	34,231	35,252	0.2%
3 Communication—Other †				1,005,020	4.8%

Short-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Consumer Cyclical
Ford Motor Co.	6.500%	8/1/18	850	903	0.0%
Ford Motor Credit Co. LLC	1.897%–8.125%	5/15/18–1/9/22	251,063	258,517	1.3%
Visa Inc.	2.200%	12/14/20	42,060	42,274	0.2%
Consumer Cyclical—Other †				1,350,465	6.4%
Consumer Noncyclical
Abbott Laboratories	2.900%	11/30/21	41,020	41,100	0.2%
AbbVie Inc.	2.500%	5/14/20	48,095	48,347	0.2%
Actavis Funding SCS	3.000%	3/12/20	36,178	36,797	0.2%
Anheuser-Busch Cos. LLC	5.000%	3/1/19	5,156	5,472	0.0%
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	96,292	97,311	0.4%
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	51,938	52,076	0.2%
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	21,884	22,065	0.1%
Anheuser-Busch InBev
Worldwide Inc.	5.375%	1/15/20	31,975	34,911	0.2%
Anheuser-Busch InBev
Worldwide Inc.	2.200%–7.750%	7/15/18–1/15/22	63,819	69,582	0.3%
Medtronic Inc.	2.500%	3/15/20	36,476	37,001	0.2%
Novartis Securities Investment Ltd.	5.125%	2/10/19	34,778	37,096	0.2%
Shire Acquisitions Investments
Ireland DAC	1.900%	9/23/19	39,200	38,883	0.2%
Shire Acquisitions Investments
Ireland DAC	2.400%	9/23/21	38,263	37,400	0.2%
Teva Pharmaceutical Finance
Netherlands III BV	2.200%	7/21/21	36,674	35,313	0.2%
3 Consumer Noncyclical—Other †				2,435,372	11.6%
Energy †				1,642,480	7.8%
Other Industrial †				3,554	0.0%
Technology
Apple Inc.	1.000%	5/3/18	44,198	44,066	0.2%
Apple Inc.	2.250%	2/23/21	39,475	39,617	0.2%
Apple Inc.	1.100%–2.850%	2/8/19–2/9/22	163,631	163,787	0.8%
3 Broadcom Corp. / Broadcom
Cayman Finance Ltd.	3.000%	1/15/22	39,450	39,450	0.2%
3 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	4.420%	6/15/21	49,567	52,025	0.2%
3 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	3.480%	6/1/19	44,880	45,869	0.2%
Hewlett Packard Enterprise Co.	3.600%	10/15/20	36,776	37,719	0.2%
Microsoft Corp.	1.000%–4.200%	5/1/18–2/12/22	220,861	221,300	1.1%
Oracle Corp.	1.900%	9/15/21	49,990	49,039	0.2%
3 Technology—Other †				1,009,786	4.8%
Transportation
Burlington Northern Santa
Fe LLC	3.450%–5.750%	3/15/18–9/15/21	29,848	31,477	0.1%
Transportation—Other †				189,987	0.9%
				11,213,595	53.3%
Utilities
Electric
Berkshire Hathaway Energy
Co.	2.000%–5.750%	4/1/18–2/1/20	19,143	19,691	0.1%
MidAmerican Energy Co.	2.400%–5.300%	3/15/18–3/15/19	3,433	3,505	0.0%
Nevada Power Co.	6.500%–7.125%	5/15/18–3/15/19	19,743	21,428	0.1%

Short-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
PacifiCorp	2.950%–5.650%	7/15/18–2/1/22	19,258	20,220	0.1%
3 Electric—Other †				915,975	4.4%
Natural Gas †				70,901	0.3%
Other Utility †				3,127	0.0%
				1,054,847	5.0%
Total Corporate Bonds (Cost $20,613,648)				20,635,659	98.1%
Taxable Municipal Bonds (Cost $10,882) †				10,828	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
4 Vanguard Market Liquidity Fund
(Cost $200,109)	0.864%		2,000,887	200,109	0.9%
Total Investments (Cost $21,068,381)				21,090,173	100.2%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				1,410
Receivables for Investment Securities Sold				68,009
Receivables for Accrued Income				176,671
Receivables for Capital Shares Issued				46,897
Other Assets				2,806
Total Other Assets				295,793	1.4%
Liabilities
Payables for Investment Securities Purchased				(335,467)
Payables for Capital Shares Redeemed				(3,663)
Payables for Distributions				(1,284)
Payables to Vanguard				(4,530)
Other Liabilities				(1,575)
Total Liabilities				(346,519)	(1.6%)
Net Assets				21,039,447	100.0%

At February 28, 2017, net assets consisted of:
					Amount
					($000)
Paid-in Capital					21,007,021
Undistributed Net Investment Income					31,947
Accumulated Net Realized Losses					(21,313)
Unrealized Appreciation (Depreciation)					21,792
Net Assets					21,039,447

Short-Term Corporate Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 219,020,976 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,453,896
Net Asset Value Per Share—ETF Shares	$79.69

Admiral Shares—Net Assets
Applicable to 110,472,373 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,393,560
Net Asset Value Per Share—Admiral Shares	$21.67

Institutional Shares—Net Assets
Applicable to 44,945,963 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,191,991
Net Asset Value Per Share—Institutional Shares	$26.52

• See Note A in Notes toFinancial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Securities with a value of $1,978,000 have been segregated as initial margin for recently closed futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certainofthe fund’s securitiesareexemptfromregistration underRule 144AoftheSecuritiesActof1933.Suchsecurities may besoldin transactions exempt from registration, normally toqualified institutional buyers. At February 28,2017,the aggregate value of these securities was $257,027,000, representing 1.2% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	207,877
Total Income	207,877
Expenses
The Vanguard Group—Note B
Investment Advisory Services	299
Management and Administrative—ETF Shares	4,787
Management and Administrative—Admiral Shares	594
Management and Administrative—Institutional Shares	235
Marketing and Distribution—ETF Shares	483
Marketing and Distribution—Admiral Shares	112
Marketing and Distribution—Institutional Shares	17
Custodian Fees	60
Shareholders’ Reports—ETF Shares	182
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	7
Total Expenses	6,788
Net Investment Income	201,089
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,538
Futures Contracts	115
Realized Net Gain (Loss)	4,653
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(190,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,881
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $350,000 and $6,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	201,089	297,082
Realized Net Gain (Loss)	4,653	(18,790)
Change in Unrealized Appreciation (Depreciation)	(190,861)	239,761
Net Increase (Decrease) in Net Assets Resulting from Operations	14,881	518,053
Distributions
Net Investment Income
ETF Shares	(159,545)	(238,185)
Admiral Shares	(22,295)	(32,914)
Institutional Shares	(11,497)	(18,203)
Realized Capital Gain[1]
ETF Shares	—	(8,713)
Admiral Shares	—	(1,082)
Institutional Shares	—	(649)
Total Distributions	(193,337)	(299,746)
Capital Share Transactions
ETF Shares	3,481,161	3,563,464
Admiral Shares	455,062	711,799
Institutional Shares	182,124	261,911
Net Increase (Decrease) from Capital Share Transactions	4,118,347	4,537,174
Total Increase (Decrease)	3,939,891	4,755,481
Net Assets
Beginning of Period	17,099,556	12,344,075
End of Period[2]	21,039,447	17,099,556
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $0 and $614,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $31,947,000 and $24,195,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$80.52	$79.33	$80.21	$78.97	$79.78	$78.06
Investment Operations
Net Investment Income	.840	1.661	1.504	1.436	1.523	1.793
Net Realized and Unrealized Gain (Loss)
on Investments	(.836)	1.240	(.743)	1.305	(.699)	1.808
Total from Investment Operations	.004	2.901	.761	2.741	.824	3.601
Distributions
Dividends from Net Investment Income	(.834)	(1.648)	(1.492)	(1.321)	(1.517)	(1.789)
Distributions from Realized Capital Gains	—	(.063)	(.149)	(.180)	(.117)	(.092)
Total Distributions	(.834)	(1.711)	(1.641)	(1.501)	(1.634)	(1.881)
Net Asset Value, End of Period	$79.69	$80.52	$79.33	$80.21	$78.97	$79.78

Total Return	0.01%	3.71%	0.96%	3.50%	1.03%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,454	$14,121	$10,377	$8,430	$6,705	$3,686
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.18%	2.11%	1.90%	1.82%	1.92%	2.33%
Portfolio Turnover Rate[1]	59%	57%	62%	56%	61%	65%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.89	$21.57	$21.81	$21.51	$21.73	$21.26
Investment Operations
Net Investment Income	.230	.451	.409	.395	.414	.488
Net Realized and Unrealized Gain (Loss)
on Investments	(.222)	.337	(.199)	.347	(.189)	.494
Total from Investment Operations	.008	.788	.210	.742	.225	.982
Distributions
Dividends from Net Investment Income	(.228)	(.451)	(.410)	(.393)	(.413)	(.487)
Distributions from Realized Capital Gains	—	(.017)	(.040)	(.049)	(.032)	(.025)
Total Distributions	(.228)	(.468)	(.450)	(.442)	(.445)	(.512)
Net Asset Value, End of Period	$21.67	$21.89	$21.57	$21.81	$21.51	$21.73

Total Return[1]	0.04%	3.70%	0.97%	3.47%	1.03%	4.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,394	$1,959	$1,222	$821	$76	$25
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.18%	2.11%	1.90%	1.82%	1.92%	2.33%
Portfolio Turnover Rate[2]	59%	57%	62%	56%	61%	65%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.80	$26.41	$26.71	$26.33	$26.60	$26.03
Investment Operations
Net Investment Income	.286	.558	.509	.491	.516	.605
Net Realized and Unrealized Gain (Loss)
on Investments	(.284)	.413	(.249)	.437	(.233)	.599
Total from Investment Operations	.002	.971	.260	.928	.283	1.204
Distributions
Dividends from Net Investment Income	(.282)	(.560)	(.510)	(.488)	(.514)	(.603)
Distributions from Realized Capital Gains	—	(.021)	(.050)	(.060)	(.039)	(.031)
Total Distributions	(.282)	(.581)	(.560)	(.548)	(.553)	(.634)
Net Asset Value, End of Period	$26.52	$26.80	$26.41	$26.71	$26.33	$26.60

Total Return[1]	0.01%	3.72%	0.98%	3.55%	1.06%	4.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,192	$1,020	$745	$634	$262	$161
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.20%	2.13%	1.93%	1.85%	1.95%	2.36%
Portfolio Turnover Rate[2]	59%	57%	62%	56%	61%	65%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at February 28, 2017.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Short-Term Corporate Bond Index Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $1,410,000, representing 0.01% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Short-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	243,577	—
Corporate Bonds	—	20,635,659	—
Taxable Municipal Bonds	—	10,828	—
Temporary Cash Investments	200,109	—	—
Futures Contracts—Assets[1]	965	—	—
Total	201,074	20,890,064	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $312,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $22,947,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $21,071,043,000. Net unrealized appreciation of investment securities for tax purposes was $19,130,000, consisting of unrealized gains of $77,447,000 on securities that had risen in value since their purchase and $58,317,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2017, the fund purchased $6,894,840,000 of investment securities and sold $2,855,549,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,898,256,000 and $2,712,919,000, respectively. Total purchases and sales include $3,446,364,000 and $61,263,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capitalshares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2017, such purchases and sales were $1,684,486,000 and $102,951,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

Short-Term Corporate Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	3,544,668	44,442	3,706,576	46,374
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(63,507)	(800)	(143,112)	(1,800)
Net Increase (Decrease)—ETF Shares	3,481,161	43,642	3,563,464	44,574
Admiral Shares
Issued	971,262	44,808	1,294,752	59,705
Issued in Lieu of Cash Distributions	17,960	829	28,222	1,301
Redeemed	(534,160)	(24,655)	(611,175)	(28,178)
Net Increase (Decrease)—Admiral Shares	455,062	20,982	711,799	32,828
Institutional Shares
Issued	276,705	10,451	395,051	14,846
Issued in Lieu of Cash Distributions	8,993	339	15,170	571
Redeemed	(103,574)	(3,900)	(148,310)	(5,567)
Net Increase (Decrease)—Institutional Shares	182,124	6,890	261,911	9,850

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VCIT	VICSX	VICBX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	3.35%	3.35%	3.37%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		5–10 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,833	1,864	10,166

Yield to Maturity
(before expenses)	3.3%	3.4%	2.5%
Average Coupon	3.6%	3.7%	3.0%

Average Duration	6.3 years	6.5 years	6.1 years
Average Effective
Maturity	7.3 years	7.3 years	8.3 years

Short-Term
Reserves	1.2%	—	—

Sector Diversification (% of portfolio)
Finance	33.1%
Industrial	60.9
Utilities	5.5
Other	0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and creditof the U.S.
government.

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	5–10 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.89
Beta	1.02	1.26
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.8%
1 - 3 Years	0.1
3 - 5 Years	4.6
5 - 10 Years	94.5

Distribution by Credit Quality (% of portfolio)
Aaa	2.1%
Aa	7.6
A	35.6
Baa	54.6
Less Than Baa	0.1

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agenciesare used, the lowerrating foreach issueis shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		5 – 10
		Year
	ETF Shares Net Asset Value	Corporate
		Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	5.65	6.19
2012	10.43	10.07
2013	-1.64	-1.27
2014	9.60	9.51
2015	0.32	0.39
2016	9.58	9.46
2017	-1.78	-1.58
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		5.27%	4.40%			5.80%
Net Asset Value		5.30	4.54			5.75
Admiral Shares	3/2/2010	5.30	4.55	3.61%	2.05%	5.66
Fee-Adjusted Returns		5.03	4.50			5.62
Institutional Shares	11/19/2009	5.35	4.57	3.66	2.13	5.79
Fee-Adjusted Returns		5.08	4.52			5.76

Vanguard fundreturnsareadjustedtoreflectthe0.25%feeon purchasesof fundshares. Thefee does notapplytothe ETFShares. The
Fiscal-YearTotalReturnstableisnotadjustedforfees.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond 2.250%		2/15/27	65,915	65,266	0.5%
	U.S. Government Securities—Other †				22,414	0.1%
Total U.S. Government and Agency Obligations (Cost $87,694)					87,680	0.6%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	3.300%	1/11/23	37,350	37,583	0.3%
	Bank of America Corp.	3.875%	8/1/25	30,807	31,435	0.2%
	Bank of America Corp.	4.200%	8/26/24	29,022	29,941	0.2%
	Bank of America Corp.	4.000%	4/1/24	28,342	29,365	0.2%
	Bank of America Corp.	4.125%	1/22/24	26,472	27,622	0.2%
	Bank of America Corp.	3.950%	4/21/25	26,424	26,512	0.2%
1	Bank of America Corp.	2.503%–6.220%	5/13/21–1/20/28	130,263	131,280	1.0%
	Bank One Corp.	7.625%	10/15/26	5,520	7,073	0.1%
	Citigroup Inc.	3.200%	10/21/26	32,170	30,948	0.2%
1	Citigroup Inc.	3.300%–5.500%	7/30/22–1/10/28	181,217	184,314	1.3%
	Credit Suisse AG	3.625%	9/9/24	29,700	30,157	0.2%
	Goldman Sachs Group Inc.	4.000%	3/3/24	30,186	31,399	0.2%
	Goldman Sachs Group Inc.	3.500%	11/16/26	29,050	28,529	0.2%
	Goldman Sachs Group Inc.	3.500%	1/23/25	28,058	28,035	0.2%
	Goldman Sachs Group Inc.	3.000%–5.950%	4/26/22–1/26/27	133,602	136,356	1.0%
	HSBC Bank plc	7.650%	5/1/25	776	946	0.0%
	HSBC Holdings plc	4.300%	3/8/26	28,745	30,031	0.2%
	HSBC Holdings plc	3.600%–5.100%	4/5/21–11/23/26	109,724	111,834	0.8%
	HSBC USA Inc.	3.500%	6/23/24	5,675	5,758	0.1%
	JPMorgan Chase & Co.	3.250%	9/23/22	26,915	27,462	0.2%
	JPMorgan Chase & Co.	3.900%	7/15/25	26,155	27,136	0.2%
1	JPMorgan Chase & Co.	2.700%–4.350%	8/15/21–2/1/28	253,967	254,032	1.8%
	Mitsubishi UFJ Financial
	Group Inc.	3.850%	3/1/26	26,653	27,406	0.2%

Intermediate-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Morgan Stanley	3.875%	4/29/24	31,583	32,647	0.3%
Morgan Stanley	4.000%	7/23/25	31,504	32,497	0.3%
Morgan Stanley	3.875%	1/27/26	30,850	31,393	0.2%
Morgan Stanley	3.700%	10/23/24	28,334	28,936	0.2%
Morgan Stanley	3.125%–6.250%	11/1/22–1/20/27	145,826	150,035	1.1%
Wachovia Corp.	6.605%–7.574%	10/1/25–8/1/26	2,250	2,794	0.0%
Wells Fargo & Co.	3.000%	10/23/26	30,810	29,493	0.2%
Wells Fargo & Co.	3.069%	1/24/23	27,500	27,673	0.2%
Wells Fargo & Co.	3.550%	9/29/25	26,768	26,982	0.2%
Wells Fargo & Co.	3.000%	2/19/25	27,765	26,936	0.2%
Wells Fargo & Co.	3.000%–4.480%	3/8/22–6/3/26	127,595	129,237	0.9%
2 Banking—Other †				1,150,209	8.3%
Brokerage †				197,596	1.4%
Finance Companies †				68,936	0.5%
Insurance
Berkshire Hathaway Finance
Corp.	3.000%	5/15/22	6,811	6,982	0.1%
Berkshire Hathaway Inc.	2.750%–3.125%	2/11/23–3/15/26	53,189	53,419	0.4%
Insurance—Other †				607,580	4.3%
Other Finance †				963	0.0%
2 Real Estate Investment Trusts †				677,384	4.9%
				4,556,846	32.9%
Industrial
2 Basic Industry †				424,984	3.1%
Capital Goods
Precision Castparts Corp.	2.500%–3.250%	1/15/23–6/15/25	19,604	19,529	0.1%
2 Capital Goods—Other †				624,982	4.5%
Communication
AT&T Inc.	3.400%	5/15/25	32,451	31,339	0.2%
AT&T Inc.	3.000%	6/30/22	29,840	29,629	0.2%
AT&T Inc.	3.600%	2/17/23	29,038	29,310	0.2%
AT&T Inc.	3.950%	1/15/25	26,825	26,984	0.2%
AT&T Inc.	2.625%–4.450%	3/1/22–2/17/26	76,702	77,542	0.6%
Charter Communications
Operating LLC / Charter
Communications
Operating Capital	4.908%	7/23/25	37,431	39,500	0.3%
Charter Communications
Operating LLC / Charter
Communications
Operating Capital	4.464%	7/23/22	26,900	28,251	0.2%
Pacific Bell Telephone Co.	7.125%	3/15/26	1,202	1,477	0.0%
Verizon Communications
Inc.	5.150%	9/15/23	73,391	80,791	0.6%
2 Verizon Communications
Inc.	2.450%–4.150%	3/15/22–8/15/26	92,982	91,163	0.6%
2 Communication—Other †				652,635	4.7%
Consumer Cyclical
Visa Inc.	3.150%	12/14/25	36,950	37,484	0.3%
Consumer Cyclical—Other †				923,207	6.6%
Consumer Noncyclical
Abbott Laboratories	3.750%	11/30/26	28,310	28,282	0.2%
AbbVie Inc.	3.600%	5/14/25	33,395	33,273	0.2%
AbbVie Inc.	2.900%	11/6/22	27,727	27,576	0.2%
Actavis Funding SCS	3.800%	3/15/25	41,649	41,953	0.3%

Intermediate-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Anheuser-Busch InBev
Finance Inc.	3.650%	2/1/26	96,869	98,481	0.7%
Anheuser-Busch InBev
Finance Inc.	3.300%	2/1/23	52,129	53,126	0.4%
Anheuser-Busch InBev
Finance Inc.	2.625%–3.700%	1/17/23–2/1/24	24,938	25,360	0.2%
Anheuser-Busch InBev
Worldwide Inc.	2.500%	7/15/22	31,154	30,882	0.2%
2 Anheuser-Busch North
American Holding Corp.	3.750%	1/15/22	750	790	0.0%
Gilead Sciences Inc.	3.650%	3/1/26	26,418	26,780	0.2%
Medtronic Inc.	3.500%	3/15/25	33,129	33,919	0.3%
Shire Acquisitions Investments
Ireland DAC	2.875%	9/23/23	35,555	34,357	0.3%
Teva Pharmaceutical Finance
Netherlands III BV	3.150%	10/1/26	30,891	28,581	0.2%
Consumer Noncyclical—Other †				1,778,181	12.8%
2 Energy †				1,368,920	9.9%
Other Industrial †				26,239	0.2%
Technology
Apple Inc.	2.400%	5/3/23	52,988	52,135	0.4%
Apple Inc.	3.250%	2/23/26	26,413	26,801	0.2%
Apple Inc.	2.450%–3.450%	5/13/22–2/9/27	135,147	135,633	1.0%
2 Broadcom Corp. / Broadcom
Cayman Finance Ltd.	3.875%	1/15/27	42,200	42,517	0.3%
2 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	6.020%	6/15/26	39,698	43,753	0.3%
2 Diamond 1 Finance Corp. /
Diamond 2 Finance Corp.	5.450%	6/15/23	38,140	41,246	0.3%
Microsoft Corp.	3.300%	2/6/27	33,200	33,844	0.3%
Microsoft Corp.	2.400%	8/8/26	35,558	33,700	0.2%
Microsoft Corp.	2.000%–3.625%	11/3/22–11/3/25	114,991	114,580	0.8%
Oracle Corp.	2.400%–3.625%	5/15/22–7/15/26	140,227	139,621	1.0%
2 Technology—Other †				611,017	4.4%
Transportation
1 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,157	0.0%
Burlington Northern Santa
Fe LLC	3.000%–7.000%	3/15/22–12/15/25	51,017	53,477	0.4%
Transportation—Other †				232,198	1.7%
				8,318,186	60.0%
Utilities
Electric
Berkshire Hathaway
Energy Co.	3.500%–3.750%	11/15/23–2/1/25	11,160	11,593	0.1%
MidAmerican Energy Co.	3.500%–3.700%	9/15/23–10/15/24	4,823	5,002	0.0%
PacifiCorp	2.950%–3.600%	6/1/23–7/1/25	8,910	9,105	0.1%
Sierra Pacific Power Co.	2.600%–3.375%	8/15/23–5/1/26	5,300	5,141	0.1%
2 Electric—Other †				656,093	4.7%
Natural Gas †				45,459	0.3%
Other Utility †				10,819	0.1%
				743,212	5.4%
Total Corporate Bonds (Cost $13,559,676)				13,618,244	98.3%
Taxable Municipal Bonds (Cost $1,485) †				1,507	0.0%

Intermediate-Term Corporate Bond Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
3 Vanguard Market Liquidity Fund
(Cost $165,415)	0.864%	1,653,978	165,415	1.2%
Total Investments (Cost $13,814,270)			13,872,846	100.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			944
Receivables for Investment Securities Sold			74,303
Receivables for Accrued Income			131,389
Receivables for Capital Shares Issued			35,570
Other Assets			494
Total Other Assets			242,700	1.8%
Liabilities
Payables for Investment Securities Purchased			(250,136)
Payables for Capital Shares Redeemed			(903)
Payables for Distributions			(786)
Payables to Vanguard			(2,613)
Other Liabilities			(6,319)
Total Liabilities			(260,757)	(1.9%)
Net Assets			13,854,789	100.0%

At February 28, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				13,793,363
Undistributed Net Investment Income				33,741
Accumulated Net Realized Losses				(30,891)
Unrealized Appreciation (Depreciation)				58,576
Net Assets				13,854,789

Intermediate-Term Corporate Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 146,111,528 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,635,182
Net Asset Value Per Share—ETF Shares	$86.48

Admiral Shares—Net Assets
Applicable to 33,709,176 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	784,483
Net Asset Value Per Share—Admiral Shares	$23.27

Institutional Shares—Net Assets
Applicable to 15,130,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	435,124
Net Asset Value Per Share—Institutional Shares	$28.76

• See Note A in Notes toFinancial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Certainofthe fund’s securitiesareexemptfromregistration underRule 144AoftheSecuritiesActof1933.Suchsecurities may besoldin transactions exempt from registration, normally toqualified institutional buyers. At February 28,2017,the aggregate value of these securities was $292,961,000, representing 2.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	197,797
Total Income	197,797
Expenses
The Vanguard Group—Note B
Investment Advisory Services	189
Management and Administrative—ETF Shares	3,064
Management and Administrative—Admiral Shares	209
Management and Administrative—Institutional Shares	83
Marketing and Distribution—ETF Shares	415
Marketing and Distribution—Admiral Shares	38
Marketing and Distribution—Institutional Shares	6
Custodian Fees	44
Shareholders’ Reports—ETF Shares	178
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	4,236
Net Investment Income	193,561
Realized Net Gain (Loss)
Investment Securities Sold[1]	8,407
Futures Contracts	(310)
Realized Net Gain (Loss)	8,097
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(389,022)
Futures Contracts	(22)
Change in Unrealized Appreciation (Depreciation)	(389,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	(187,386)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $184,000 and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,561	278,340
Realized Net Gain (Loss)	8,097	(13,790)
Change in Unrealized Appreciation (Depreciation)	(389,044)	535,211
Net Increase (Decrease) in Net Assets Resulting from Operations	(187,386)	799,761
Distributions
Net Investment Income
ETF Shares	(168,340)	(237,627)
Admiral Shares	(11,733)	(17,675)
Institutional Shares	(6,307)	(11,793)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(186,380)	(267,095)
Capital Share Transactions
ETF Shares	2,923,333	4,175,449
Admiral Shares	108,944	245,617
Institutional Shares	61,013	27,275
Net Increase (Decrease) from Capital Share Transactions	3,093,290	4,448,341
Total Increase (Decrease)	2,719,524	4,981,007
Net Assets
Beginning of Period	11,135,265	6,154,258
End of Period[1]	13,854,789	11,135,265
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $33,741,000 and $26,560,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$89.47	$84.39	$86.98	$82.31	$86.78	$81.49
Investment Operations
Net Investment Income	1.391	2.831	2.767	2.724	2.715	2.966
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(2.985)	5.083	(2.473)	5.024	(4.042)	5.350
Total from Investment Operations	(1.594)	7.914	.294	7.748	(1.327)	8.316
Distributions
Dividends from Net Investment Income	(1.396)	(2.834)	(2.754)	(2.496)	(2.713)	(2.963)
Distributions from Realized Capital Gains	—	—	(.130)	(.582)	(.430)	(.063)
Total Distributions	(1.396)	(2.834)	(2.884)	(3.078)	(3.143)	(3.026)
Net Asset Value, End of Period	$86.48	$89.47	$84.39	$86.98	$82.31	$86.78

Total Return	-1.78%	9.58%	0.32%	9.60%	-1.64%	10.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,635	$10,048	$5,393	$4,010	$3,161	$2,751
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.31%	3.34%	3.25%	3.25%	3.16%	3.62%
Portfolio Turnover Rate[2]	61%	71%	56%	65%	73%	69%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase fees of $.01, $.01, $.02, $.02, $.00, and $.03.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.08	$22.71	$23.40	$22.20	$23.40	$21.98
Investment Operations
Net Investment Income	.376	.764	.745	.736	.732	.800
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.810)	1.371	(.654)	1.355	(1.085)	1.437
Total from Investment Operations	(.434)	2.135	.091	2.091	(.353)	2.237
Distributions
Dividends from Net Investment Income	(.376)	(.765)	(.746)	(.734)	(.731)	(.800)
Distributions from Realized Capital Gains	—	—	(.035)	(.157)	(.116)	(.017)
Total Distributions	(.376)	(.765)	(.781)	(.891)	(.847)	(.817)
Net Asset Value, End of Period	$23.27	$24.08	$22.71	$23.40	$22.20	$23.40

Total Return[2]	-1.80%	9.57%	0.37%	9.60%	-1.62%	10.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$784	$700	$423	$239	$55	$51
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.31%	3.34%	3.25%	3.25%	3.16%	3.62%
Portfolio Turnover Rate[3]	61%	71%	56%	65%	73%	69%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
SignalShares wererenamed Admiral Shares in October 2013. Prior periods’ Financial Highlightsare for the Signal class.
1 Includes increases from purchase fees of $.00, $.00, $.00, $.01, $.00, and $.01.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.75	$28.06	$28.92	$27.44	$28.93	$27.17
Investment Operations
Net Investment Income	.468	.949	.931	.919	.913	.999
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.990)	1.690	(.816)	1.671	(1.347)	1.780
Total from Investment Operations	(.522)	2.639	.115	2.590	(.434)	2.779
Distributions
Dividends from Net Investment Income	(.468)	(.949)	(.932)	(.916)	(.913)	(.998)
Distributions from Realized Capital Gains	—	—	(.043)	(.194)	(.143)	(.021)
Total Distributions	(.468)	(.949)	(.975)	(1.110)	(1.056)	(1.019)
Net Asset Value, End of Period	$28.76	$29.75	$28.06	$28.92	$27.44	$28.93

Total Return[2]	-1.75%	9.58%	0.37%	9.62%	-1.61%	10.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$435	$387	$338	$307	$164	$185
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.33%	3.36%	3.28%	3.28%	3.19%	3.65%
Portfolio Turnover Rate[3]	61%	71%	56%	65%	73%	69%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase fees of $.00, $.00, $.01, $.01, $.00, and $.01.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at February 28, 2017.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Intermediate-Term Corporate Bond Index Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $944,000, representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Intermediate-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	87,680	—
Corporate Bonds	—	13,618,244	—
Taxable Municipal Bonds	—	1,507	—
Temporary Cash Investments	165,415	—	—
Futures Contracts—Assets[1]	494	—	—
Futures Contracts—Liabilities[1]	(573)	—	—
Total	165,336	13,707,431	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $5,320,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $28,978,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2017, the cost of investment securities for tax purposes was $13,818,892,000. Net unrealized appreciation of investment securities for tax purposes was $53,954,000, consisting of unrealized gains of $138,552,000 on securities that had risen in value since their purchase and $84,598,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2017, the fund purchased $4,997,829,000 of investment securities and sold $2,011,140,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,846,746,000 and $1,758,995,000, respectively. Total purchases and sales include $2,926,419,000 and $135,978,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capitalshares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2017, such purchases and sales were $474,722,000 and $1,680,345,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

Intermediate-Term Corporate Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	3,062,444	35,402	4,483,789	52,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(139,111)	(1,600)	(308,340)	(3,600)
Net Increase (Decrease)—ETF Shares	2,923,333	33,802	4,175,449	48,404
Admiral Shares
Issued[1]	244,706	10,478	366,221	15,690
Issued in Lieu of Cash Distributions	9,891	424	15,255	654
Redeemed	(145,653)	(6,263)	(135,859)	(5,881)
Net Increase (Decrease)—Admiral Shares	108,944	4,639	245,617	10,463
Institutional Shares
Issued[1]	78,999	2,758	30,428	1,053
Issued in Lieu of Cash Distributions	3,674	127	6,542	227
Redeemed	(21,660)	(760)	(9,695)	(336)
Net Increase (Decrease)—Institutional Shares	61,013	2,125	27,275	944
1 Includes purchase fees for fiscal 2017 and 2016 of $856,000 and $1,011,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VCLT	VLTCX	VLCIX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	4.42%	4.42%	4.44%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		10+ Year	Barclays
		Corporate	Aggregate
	Fund	Bond Index	FA Index
Number of Bonds	1,818	1,907	10,166

Yield toMaturity
(before expenses)	4.4%	4.4%	2.5%

Average Coupon	5.2%	5.3%	3.0%

Average Duration 13.8 years		13.9 years	6.1 years
Average Effective
Maturity	23.5 years	23.5 years	8.3 years

Short-Term
Reserves	1.1%	—	—

Sector Diversification (% of portfolio)
Finance	17.2%
Industrial	69.3
Utilities	12.9
Other	0.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and creditof the U.S.
government.

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	10+ Year	Barclays
	Corporate	Aggregate
	Bond Index	FA Index
R-Squared	0.99	0.80
Beta	1.03	2.43
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.9%
5 - 10 Years	2.0
10 - 20 Years	26.7
20 - 30 Years	66.3
Over 30 Years	4.1

Distribution by Credit Quality (% of portfolio)
Aaa	3.9%
Aa	8.8
A	39.8
Baa	47.5

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agenciesare used, the lowerrating foreach issueis shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Bond Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	4.19	5.18
2012	19.40	18.33
2013	-6.55	-6.09
2014	17.35	16.80
2015	-3.64	-3.48
2016	18.21	17.71
2017	-4.00	-3.94
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		10.72%	5.19%			7.53%
Net Asset Value		10.59	5.40			7.44
Admiral Shares	1/19/2010	10.60	5.40	4.94%	2.53%	7.47
Fee-Adjusted Returns		9.49	5.19			7.32
Institutional Shares	11/19/2009	10.61	5.42	4.96	2.52	7.48
Fee-Adjusted Returns		9.50	5.21			7.33

Vanguard fundreturnsareadjustedtoreflectthe1.00%feeon purchasesof fundshares. Thefee does notapplytothe ETFShares. The
Fiscal-YearTotalReturnstableisnotadjustedforfees.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond 2.875%		11/15/46	10,055	9,865	0.5%
	U.S. Government Securities—Other †				460	0.0%
Total U.S. Government and Agency Obligations (Cost $10,313)					10,325	0.5%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	5.000%	1/21/44	4,080	4,511	0.2%
	Bank of America Corp.	6.110%	1/29/37	3,450	4,119	0.2%
1	Bank of America Corp.	3.248%–7.750%	10/21/27–1/20/48	13,833	15,415	0.7%
	Bank of America NA	6.000%	10/15/36	1,595	1,959	0.1%
	Bank One Capital III	8.750%	9/1/30	845	1,193	0.1%
	Bank One Corp.	8.000%	4/29/27	500	653	0.0%
	Citigroup Inc.	4.450%	9/29/27	4,755	4,867	0.2%
	Citigroup Inc.	8.125%	7/15/39	2,877	4,300	0.2%
	Citigroup Inc.	4.125%–6.675%	6/10/25–5/18/46	13,750	15,385	0.7%
	Goldman Sachs Capital I	6.345%	2/15/34	1,280	1,542	0.1%
	Goldman Sachs Group Inc.	6.750%	10/1/37	7,410	9,284	0.4%
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,658	4,583	0.2%
	Goldman Sachs Group Inc.	4.750%–6.450%	2/15/33–10/21/45	12,507	14,006	0.7%
	HSBC Holdings plc	6.500%	9/15/37	3,780	4,678	0.2%
1	JPMorgan Chase & Co.	3.625%–6.400%	10/1/27–2/22/48	19,203	22,030	1.1%
	Morgan Stanley	4.300%	1/27/45	4,846	4,892	0.2%
	Morgan Stanley	6.375%	7/24/42	3,261	4,168	0.2%
	Wachovia Bank NA	5.850%	2/1/37	1,145	1,377	0.1%
	Wachovia Corp.	5.500%–7.500%	4/15/35–10/15/35	1,079	1,299	0.1%
	Wells Fargo & Co.	5.606%	1/15/44	4,042	4,727	0.2%
	Wells Fargo & Co.	3.900%–5.375%	7/22/27–12/7/46	20,338	21,240	1.0%
	Wells Fargo Bank NA	5.950%–6.600%	8/26/36–1/15/38	2,520	3,202	0.2%
1	Wells Fargo Capital X	5.950%	12/1/86	1,150	1,228	0.1%
2	Banking—Other †				44,296	2.1%

Long-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Brokerage †				6,516	0.3%
Finance Companies
GE Capital International Funding Co.	4.418%	11/15/35	15,367	16,456	0.7%
Finance Companies—Other †				1,055	0.1%
Insurance
Berkshire Hathaway
Finance Corp.	4.300%–5.750%	1/15/40–5/15/43	2,704	3,054	0.1%
Berkshire Hathaway Inc.	4.500%	2/11/43	1,490	1,617	0.1%
Insurance—Other †				117,761	5.6%
Real Estate Investment Trusts †				13,772	0.7%
				355,185	16.9%
Industrial
Basic Industry
Lubrizol Corp.	6.500%	10/1/34	315	409	0.0%
Vale Overseas Ltd.	6.875%	11/21/36	4,220	4,610	0.2%
2 Basic Industry—Other †				88,345	4.2%
Capital Goods
General Electric
Capital Corp.	5.875%	1/14/38	4,402	5,649	0.3%
General Electric
Capital Corp.	6.750%	3/15/32	3,960	5,398	0.3%
General Electric
Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	3,958	5,520	0.3%
General Electric Co.	4.125%–4.500%	10/9/42–3/11/44	5,386	5,736	0.3%
Precision Castparts Corp.	3.900%–4.375%	6/15/35–6/15/45	1,815	1,879	0.1%
United Technologies Corp.	4.500%	6/1/42	4,880	5,232	0.2%
2 Capital Goods—Other †				81,027	3.8%
Communication
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	434	0.0%
AT&T Corp.	8.250%	11/15/31	822	1,124	0.1%
AT&T Inc.	4.500%	3/9/48	5,575	5,032	0.2%
AT&T Inc.	4.750%	5/15/46	4,798	4,488	0.2%
AT&T Inc.	4.350%	6/15/45	4,849	4,280	0.2%
AT&T Inc.	5.250%	3/1/37	4,000	4,120	0.2%
AT&T Inc.	4.250%–6.550%	3/1/27–3/1/57	34,613	35,214	1.7%
AT&T Mobility LLC	7.125%	12/15/31	772	972	0.0%
Bellsouth Capital Funding Corp.	7.875%	2/15/30	498	616	0.0%
BellSouth LLC	6.000%–6.875%	10/15/31–11/15/34	1,093	1,218	0.1%
BellSouth
Telecommunications LLC	6.375%	6/1/28	422	478	0.0%
British Telecommunications plc	9.125%	12/15/30	3,082	4,631	0.2%
Charter Communications Operating
LLC / Charter Communications
Operating Capital	6.484%	10/23/45	4,547	5,275	0.3%
Charter Communications Operating
LLC / Charter Communications
Operating Capital	6.384%–6.834%	10/23/35–10/23/55	3,375	3,869	0.2%
Comcast Corp.	3.200%–7.050%	1/15/33–7/15/46	27,513	30,803	1.5%
Deutsche Telekom
International Finance BV	8.750%	6/15/30	4,564	6,706	0.3%
GTE Corp.	6.940%	4/15/28	732	924	0.0%
NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	3,820	4,655	0.2%
New Cingular Wireless
Services Inc.	8.750%	3/1/31	970	1,367	0.1%

Long-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Orange SA	9.000%	3/1/31	3,395	5,087	0.2%
TCI Communications Inc.	7.125%	2/15/28	545	717	0.0%
Time Warner Cable LLC	4.500%–7.300%	5/1/37–9/15/42	10,741	11,919	0.6%
Time Warner Entertainment
Co. LP	8.375%	7/15/33	1,448	1,946	0.1%
Verizon Communications
Inc.	5.012%	8/21/54	7,024	6,806	0.3%
Verizon Communications
Inc.	4.862%	8/21/46	6,260	6,136	0.3%
Verizon Communications
Inc.	6.550%	9/15/43	4,795	5,871	0.3%
Verizon Communications
Inc.	4.672%	3/15/55	6,169	5,593	0.3%
Verizon Communications
Inc.	4.522%	9/15/48	5,770	5,342	0.3%
Verizon Communications
Inc.	4.272%	1/15/36	4,629	4,393	0.2%
Verizon Communications
Inc.	4.400%	11/1/34	4,344	4,188	0.2%
2 Verizon Communications
Inc.	3.850%–7.750%	12/1/30–4/15/49	18,198	18,891	0.9%
2 Communication—Other †				87,098	4.1%
Consumer Cyclical
CVS Health Corp.	5.125%	7/20/45	5,225	5,825	0.3%
Home Depot Inc.	5.875%	12/16/36	4,077	5,205	0.2%
Visa Inc.	4.300%	12/14/45	4,667	5,012	0.2%
Wal-Mart Stores Inc.	6.500%	8/15/37	3,875	5,232	0.3%
Wal-Mart Stores Inc.	5.250%	9/1/35	4,037	4,791	0.2%
Wal-Mart Stores Inc.	4.000%–7.550%	4/5/27–4/22/44	15,180	18,245	0.9%
Consumer Cyclical—Other †				91,836	4.4%
Consumer Noncyclical
Abbott Laboratories	4.900%	11/30/46	4,350	4,495	0.2%
Amgen Inc.	4.663%	6/15/51	4,696	4,729	0.2%
Anheuser-Busch Cos. LLC	5.750%–6.800%	8/20/32–5/1/42	2,918	3,676	0.2%
Anheuser-Busch InBev
Finance Inc.	4.900%	2/1/46	13,802	15,162	0.7%
Anheuser-Busch InBev
Finance Inc.	4.700%	2/1/36	9,183	9,876	0.5%
Anheuser-Busch InBev
Finance Inc.	4.000%–4.625%	1/17/43–2/1/44	2,090	2,082	0.1%
Anheuser-Busch InBev
Worldwide Inc.	3.750%–8.200%	1/15/39–7/15/42	7,819	9,147	0.4%
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,820	5,055	0.2%
Medtronic Inc.	4.625%	3/15/45	5,393	5,823	0.3%
Pfizer Inc.	7.200%	3/15/39	2,905	4,186	0.2%
Consumer Noncyclical—Other †				287,415	13.7%
Energy
ConocoPhillips	6.500%	2/1/39	3,680	4,650	0.3%
El Paso Natural Gas Co. LLC	8.375%	6/15/32	297	379	0.0%
Kinder Morgan Energy
Partners LP	4.700%–7.750%	3/15/31–9/1/44	11,818	13,018	0.6%
Kinder Morgan Inc.	5.300%–7.750%	1/15/32–6/1/45	5,585	6,064	0.3%
Tennessee Gas Pipeline
Co. LLC	7.000%–7.625%	3/15/27–4/1/37	2,071	2,497	0.1%
2 Energy—Other †				203,628	9.7%

Long-Term Corporate Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Other Industrial †				11,283	0.5%
Technology
Apple Inc.	4.650%	2/23/46	5,470	5,947	0.3%
Apple Inc.	3.850%	5/4/43	4,295	4,123	0.2%
Apple Inc.	3.450%–4.500%	2/23/36–2/9/47	12,724	12,635	0.6%
Microsoft Corp.	3.700%	8/8/46	5,735	5,390	0.3%
Microsoft Corp.	4.250%	2/6/47	4,950	5,128	0.2%
Microsoft Corp.	4.450%	11/3/45	3,940	4,184	0.2%
Microsoft Corp.	3.450%–5.300%	2/12/35–2/6/57	28,555	28,752	1.4%
Oracle Corp.	3.250%–6.500%	5/15/30–5/15/55	21,983	23,717	1.1%
2 Technology—Other †				46,943	2.2%
Transportation
Burlington Northern
Santa Fe LLC	3.900%–7.950%	8/15/30–8/1/46	14,068	15,762	0.7%
Transportation—Other †				60,381	2.9%
				1,426,271	67.8%
Utilities
Electric
Berkshire Hathaway
Energy Co.	4.500%–8.480%	9/15/28–2/1/45	6,296	7,741	0.4%
Duke Energy Carolinas LLC	3.750%–6.450%	12/1/28–3/15/46	6,967	7,986	0.4%
Duke Energy Corp.	3.750%–4.800%	12/15/45–9/1/46	2,910	2,780	0.1%
Duke Energy Florida LLC	3.400%–6.400%	9/15/37–10/1/46	3,571	4,207	0.2%
1 Duke Energy Florida
Project Finance LLC	2.538%–3.112%	9/1/29–9/1/36	1,725	1,632	0.1%
Duke Energy Indiana LLC	3.750%–6.450%	10/15/35–5/15/46	2,787	3,288	0.2%
Duke Energy Ohio Inc.	3.700%	6/15/46	530	503	0.0%
Duke Energy Progress LLC	3.700%–6.300%	4/1/38–10/15/46	4,683	4,878	0.2%
MidAmerican Energy Co.	3.100%–6.750%	5/1/27–8/1/47	4,360	5,111	0.2%
MidAmerican Funding LLC	6.927%	3/1/29	250	331	0.0%
Nevada Power Co.	5.375%–6.750%	4/1/36–5/15/41	2,146	2,754	0.1%
Pacific Gas & Electric Co.	6.050%	3/1/34	4,195	5,313	0.3%
PacifiCorp	4.100%–7.700%	11/15/31–2/1/42	4,580	5,900	0.3%
Progress Energy Inc.	6.000%–7.750%	3/1/31–12/1/39	2,262	3,015	0.1%
Sierra Pacific Power Co.	6.750%	7/1/37	655	870	0.0%
2 Electric—Other †				188,884	9.0%
Natural Gas
Piedmont Natural
Gas Co. Inc.	3.640%–4.650%	9/18/34–11/1/46	1,095	1,082	0.1%
Natural Gas—Other †				15,581	0.7%
Other Utility †				3,802	0.2%
				265,658	12.6%
Total Corporate Bonds (Cost $2,033,289)				2,047,114	97.3%
Taxable Municipal Bonds (Cost $5,300) †				5,295	0.2%

			Shares
Temporary Cash Investment
Money Market Fund
3 Vanguard Market Liquidity Fund
(Cost $22,268)	0.864%		222,655	22,268	1.1%
Total Investments (Cost $2,071,170)				2,085,002	99.1%

Long-Term Corporate Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	143
Receivables for Investment Securities Sold	12,805
Receivables for Accrued Income	26,467
Receivables for Capital Shares Issued	31,479
Other Assets[4]	276
Total Other Assets	71,170	3.4%
Liabilities
Payables for Investment Securities Purchased	(50,493)
Payables for Capital Shares Redeemed	(51)
Payables for Distributions	(120)
Payables to Vanguard	(587)
Other Liabilities	(557)
Total Liabilities	(51,808)	(2.5%)
Net Assets	2,104,364	100.0%

At February 28, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		2,122,117
Undistributed Net Investment Income		5,725
Accumulated Net Realized Losses		(37,271)
Unrealized Appreciation (Depreciation)
Investment Securities		13,832
Futures Contracts		(39)
Net Assets		2,104,364

ETF Shares—Net Assets
Applicable to 16,803,591 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,522,404
Net Asset Value Per Share—ETF Shares		$90.60

Admiral Shares—Net Assets
Applicable to 4,624,826 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		112,108
Net Asset Value Per Share—Admiral Shares		$24.24

Long-Term Corporate Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 15,615,778 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	469,852
Net Asset Value Per Share—Institutional Shares	$30.09

• See Note A in Notes toFinancial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Certainofthe fund’s securitiesareexemptfromregistration underRule 144AoftheSecuritiesActof1933.Suchsecurities may besoldin transactions exempt from registration, normally toqualified institutional buyers. At February 28,2017,the aggregate value of these securities was $19,731,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Cash of $202,000 has been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	43,272
Total Income	43,272
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—ETF Shares	420
Management and Administrative—Admiral Shares	27
Management and Administrative—Institutional Shares	89
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Admiral Shares	5
Marketing and Distribution—Institutional Shares	5
Custodian Fees	15
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	675
Net Investment Income	42,597
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,404
Futures Contracts	(42)
Realized Net Gain (Loss)	2,362
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(127,969)
Futures Contracts	(44)
Change in Unrealized Appreciation (Depreciation)	(128,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,054)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $31,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,597	69,102
Realized Net Gain (Loss)	2,362	(18,470)
Change in Unrealized Appreciation (Depreciation)	(128,013)	215,453
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,054)	266,085
Distributions
Net Investment Income
ETF Shares	(31,090)	(50,023)
Admiral Shares	(2,095)	(3,526)
Institutional Shares	(8,705)	(14,304)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(41,890)	(67,853)
Capital Share Transactions
ETF Shares	123,203	375,872
Admiral Shares	27,508	12,353
Institutional Shares	110,600	46,986
Net Increase (Decrease) from Capital Share Transactions	261,311	435,211
Total Increase (Decrease)	136,367	633,443
Net Assets
Beginning of Period	1,967,997	1,334,554
End of Period[1]	2,104,364	1,967,997
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,725,000 and $5,018,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$96.37	$85.25	$92.38	$82.11	$92.15	$80.80
Investment Operations
Net Investment Income	1.926	3.905	3.910	3.964	4.018	3.980
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(5.788)	11.127	(7.127)	9.937	(9.816)	11.351
Total from Investment Operations	(3.862)	15.032	(3.217)	13.901	(5.798)	15.331
Distributions
Dividends from Net Investment Income	(1.908)	(3.912)	(3.913)	(3.631)	(4.018)	(3.981)
Distributions from Realized Capital Gains	—	—	—	—	(.224)	—
Total Distributions	(1.908)	(3.912)	(3.913)	(3.631)	(4.242)	(3.981)
Net Asset Value, End of Period	$90.60	$96.37	$85.25	$92.38	$82.11	$92.15

Total Return	-4.00%	18.21%	-3.64%	17.35%	-6.55%	19.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,522	$1,494	$972	$878	$624	$1,032
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.35%	4.46%	4.37%	4.63%	4.47%	4.73%
Portfolio Turnover Rate[2]	49%	59%	64%	54%	57%	71%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase fees of $.09, $.03, $.11, $.05, $.07, and $.02.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.79	$22.80	$24.71	$22.04	$24.74	$21.69
Investment Operations
Net Investment Income	.518	1.047	1.048	1.066	1.078	1.068
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.550)	2.991	(1.911)	2.669	(2.640)	3.051
Total from Investment Operations	(1.032)	4.038	(.863)	3.735	(1.562)	4.119
Distributions
Dividends from Net Investment Income	(.518)	(1.048)	(1.047)	(1.065)	(1.078)	(1.069)
Distributions from Realized Capital Gains	—	—	—	—	(.060)	—
Total Distributions	(.518)	(1.048)	(1.047)	(1.065)	(1.138)	(1.069)
Net Asset Value, End of Period	$24.24	$25.79	$22.80	$24.71	$22.04	$24.74

Total Return[2]	-3.98%	18.21%	-3.66%	17.37%	-6.57%	19.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112	$90	$67	$44	$18	$15
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.35%	4.46%	4.37%	4.63%	4.47%	4.73%
Portfolio Turnover Rate[3]	49%	59%	64%	54%	57%	71%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
SignalShares wererenamed Admiral Shares in October 2013. Prior periods’ Financial Highlightsare for the Signal class.
1 Includes increases from purchase fees of $.02, $.01, $.02, $.01, $.01, and $.01.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.02	$28.31	$30.68	$27.37	$30.71	$26.93
Investment Operations
Net Investment Income	.646	1.306	1.310	1.331	1.347	1.337
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.930)	3.710	(2.370)	3.308	(3.265)	3.780
Total from Investment Operations	(1.284)	5.016	(1.060)	4.639	(1.918)	5.117
Distributions
Dividends from Net Investment Income	(.646)	(1.306)	(1.310)	(1.329)	(1.347)	(1.337)
Distributions from Realized Capital Gains	—	—	—	—	(.075)	—
Total Distributions	(.646)	(1.306)	(1.310)	(1.329)	(1.422)	(1.337)
Net Asset Value, End of Period	$30.09	$32.02	$28.31	$30.68	$27.37	$30.71

Total Return[2]	-3.99%	18.22%	-3.62%	17.38%	-6.50%	19.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$470	$384	$296	$250	$206	$164
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.37%	4.48%	4.40%	4.66%	4.50%	4.76%
Portfolio Turnover Rate[3]	49%	59%	64%	54%	57%	71%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase fees of $.03, $.01, $.03, $.02, $.01, and $.00.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Long-Term Corporate Bond Index Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $143,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Long-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	10,325	—
Corporate Bonds	—	2,043,672	3,442
Taxable Municipal Bonds	—	5,295	—
Temporary Cash Investments	22,268	—	—
Futures Contracts—Assets[1]	74	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Total	22,250	2,059,292	3,442
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2017	80	12,133	1
Ultra 10-Year U.S. Treasury Note	June 2017	34	4,554	(14)
Ultra Long U.S. Treasury Bond	June 2017	(16)	(2,589)	(26)
				(39)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2017, the fund realized $7,481,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2016, the fund had available capital losses totaling $30,958,000 that may be carried forward indefinitely to offset future capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Long-Term Corporate Bond Index Fund

At February 28, 2017, the cost of investment securities for tax purposes was $2,072,359,000. Net unrealized appreciation of investment securities for tax purposes was $12,643,000, consisting of unrealized gains of $41,828,000 on securities that had risen in value since their purchase and $29,185,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2017, the fund purchased $783,690,000 of investment securities and sold $553,027,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $245,815,000 and $236,172,000, respectively. Total purchases and sales include $410,247,000 and $304,087,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2017, such purchases and sales were $134,998,000 and $194,701,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	435,381	4,802	587,866	6,602
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(312,178)	(3,500)	(211,994)	(2,500)
Net Increase (Decrease)—ETF Shares	123,203	1,302	375,872	4,102
Admiral Shares
Issued[1]	45,059	1,865	49,620	2,062
Issued in Lieu of Cash Distributions	1,580	65	2,788	117
Redeemed	(19,131)	(795)	(40,055)	(1,605)
Net Increase (Decrease)—Admiral Shares	27,508	1,135	12,353	574
Institutional Shares
Issued[1]	118,571	3,892	43,967	1,424
Issued in Lieu of Cash Distributions	8,584	286	14,304	485
Redeemed	(16,555)	(557)	(11,285)	(380)
Net Increase (Decrease)—Institutional Shares	110,600	3,621	46,986	1,529
1 Includes purchase fees for fiscal 2017 and 2016 of $2,066,000 and $724,000, respectively (fund totals).

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 28, 2017

Share-Class Characteristics

	ETF	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VMBS	VMBSX	VMBIX
Expense Ratio[1]	0.07%	0.07%	0.05%
30-Day SEC Yield	2.08%	2.07%	2.09%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		MBS	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	544[2]	340	10,166

Yield to Maturity
(before expenses)	2.8%	2.8%	2.5%
Average Coupon	3.6%	3.6%	3.0%

Average Duration	4.4 years	4.6 years	6.1 years
Average Effective
Maturity	6.7 years	7.0 years	8.3 years

Short-Term
Reserves	13.5%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generallynotbackedbythefullfaithandcreditofthe U.S.
government.

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	MBS	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.78
Beta	1.07	0.57
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	2.1%
1 - 3 Years	1.4
3 - 5 Years	16.2
5 - 10 Years	80.2
10 - 20 Years	0.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	98.0%
Aaa	2.0

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Coupon (% of portfolio)
0 - 5.0	95.8%
More Than 5.0 - 5.5	2.4
More Than 5.5 - 6.0	1.5
More Than 6.0 - 6.5	0.3

1 The expense ratios shown are from the prospectus dated December 22, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Investment Focus

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009,Through February 28, 2017
		Bloomberg
		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	5.14	5.11
2012	3.62	3.62
2013	-2.36	-2.03
2014	5.21	5.15
2015	2.49	2.51
2016	3.70	3.76
2017	-1.20	-1.17
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
ETF Shares	11/19/2009
Market Price		1.29%	1.92%			2.83%
Net Asset Value		1.43	1.95			2.84
Admiral Shares	12/3/2009	1.47	1.96	1.68%	1.15%	2.83
Institutional Shares	10/31/2013	1.47	—	1.70	0.72	2.42

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms

N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
Conventional Mortgage-Backed Securities (98.8%)
[1,2]	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,603	6,443
[1,2,3] Fannie Mae Pool		2.500%	11/1/26–10/1/46	145,301	145,993
[1,2,3] Fannie Mae Pool		3.000%	11/1/25–3/1/47	473,944	475,808
[1,2,3] Fannie Mae Pool		3.500%	10/1/20–4/1/47	451,120	464,564
[1,2,3] Fannie Mae Pool		4.000%	7/1/18–4/1/47	278,810	294,145
[1,2,3] Fannie Mae Pool		4.500%	2/1/18–3/1/47	123,020	132,641
[1,2,3] Fannie Mae Pool		5.000%	10/1/17–3/1/47	60,941	66,968
[1,2]	Fannie Mae Pool	5.500%	9/1/17–2/1/42	46,895	52,411
[1,2]	Fannie Mae Pool	6.000%	3/1/18–5/1/41	32,051	36,434
[1,2]	Fannie Mae Pool	6.500%	10/1/21–10/1/39	9,174	10,383
[1,2]	Fannie Mae Pool	7.000%	12/1/22–10/1/37	872	1,007
[1,2]	Fannie Mae Pool	7.500%	11/1/22	7	8
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–1/1/29	3,763	3,689
[1,2,3] Freddie Mac Gold Pool		2.500%	8/1/22–10/1/46	102,758	103,202
[1,2,3] Freddie Mac Gold Pool		3.000%	1/1/26–3/1/47	329,797	330,735
[1,2,3] Freddie Mac Gold Pool		3.500%	9/1/25–4/1/47	275,303	283,486
[1,2,3] Freddie Mac Gold Pool		4.000%	7/1/18–4/1/47	159,337	168,078
[1,2,3] Freddie Mac Gold Pool		4.500%	1/1/18–3/1/47	69,577	74,849
[1,2]	Freddie Mac Gold Pool	5.000%	10/1/17–3/1/42	35,915	39,369
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	29,930	33,374
[1,2]	Freddie Mac Gold Pool	6.000%	6/1/17–5/1/40	19,669	22,324
[1,2]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,193	4,727
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	342	399
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	1	1
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	20,228	20,546
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–3/1/47	21,625	22,568
[1,3]	Ginnie Mae I Pool	4.000%	7/15/24–3/1/47	35,020	37,169
[1,3]	Ginnie Mae I Pool	4.500%	9/15/18–3/1/47	34,038	36,851
1	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	21,503	23,765
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	9,683	10,904
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,998	4,571
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	210	246
1	Ginnie Mae I Pool	7.000%	10/15/27	6	7
1	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	15,550	15,382
[1,3]	Ginnie Mae II Pool	3.000%	10/20/26–4/1/47	314,829	319,426
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–4/1/47	394,102	410,605
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/47	174,677	185,326

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,3]	Ginnie Mae II Pool	4.500%	4/20/18–3/1/47	77,707	83,830
1	Ginnie Mae II Pool	5.000%	6/20/33–3/1/47	34,818	37,987
1	Ginnie Mae II Pool	5.500%	11/20/33–5/20/45	12,896	14,242
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,796	6,528
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	584	671
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	107	129
					3,981,791
Nonconventional Mortgage-Backed Securities (0.5%)
[1,2]	Fannie Mae Pool	2.110%	3/1/43	600	603
[1,2]	Fannie Mae Pool	2.177%	6/1/42	1,522	1,582
[1,2]	Fannie Mae Pool	2.184%	10/1/42	260	262
[1,2]	Fannie Mae Pool	2.186%	6/1/43	368	372
[1,2]	Fannie Mae Pool	2.207%	9/1/42	738	766
[1,2]	Fannie Mae Pool	2.259%	7/1/43	1,007	1,005
[1,2]	Fannie Mae Pool	2.387%	7/1/42	2,614	2,648
[1,2]	Fannie Mae Pool	2.430%	5/1/43	1,171	1,180
[1,2]	Fannie Mae Pool	2.438%	10/1/42	484	490
[1,2,4] Fannie Mae Pool		2.495%	5/1/42	166	172
[1,2,4] Fannie Mae Pool		2.551%	9/1/37	29	31
[1,2,4] Fannie Mae Pool		2.631%	12/1/41	144	148
[1,2]	Fannie Mae Pool	2.717%	12/1/43	826	853
[1,2]	Fannie Mae Pool	2.753%	3/1/42	345	359
[1,2]	Fannie Mae Pool	2.910%	12/1/40	78	81
[1,2,4] Fannie Mae Pool		2.936%	9/1/43	540	568
[1,2,4] Fannie Mae Pool		2.950%	3/1/41	264	282
[1,2,4] Fannie Mae Pool		2.966%	3/1/42	119	128
[1,2,4] Fannie Mae Pool		3.003%	5/1/41	61	64
[1,2,4] Fannie Mae Pool		3.041%	5/1/40	4	5
[1,2]	Fannie Mae Pool	3.088%	2/1/41	55	58
[1,2,4] Fannie Mae Pool		3.090%	8/1/39	22	23
[1,2,4] Fannie Mae Pool		3.092%	10/1/40	81	85
[1,2,4] Fannie Mae Pool		3.127%	10/1/39	26	27
[1,2,4] Fannie Mae Pool		3.158%	5/1/42	52	54
[1,2,4] Fannie Mae Pool		3.161%	3/1/41	234	246
[1,2,4] Fannie Mae Pool		3.193%	2/1/42	183	195
[1,2,4] Fannie Mae Pool		3.194%	11/1/39	28	30
[1,2,4] Fannie Mae Pool		3.257%	12/1/39	270	282
[1,2,4] Fannie Mae Pool		3.282%	11/1/41	40	42
[1,2,4] Fannie Mae Pool		3.286%	10/1/40	15	16
[1,2,4] Fannie Mae Pool		3.294%	12/1/40	258	272
[1,2,4] Fannie Mae Pool		3.305%	11/1/41	106	113
[1,2,4] Fannie Mae Pool		3.309%	12/1/41	128	136
[1,2,4] Fannie Mae Pool		3.315%	11/1/40	9	10
[1,2,4] Fannie Mae Pool		3.316%	2/1/41	6	6
[1,2,4] Fannie Mae Pool		3.334%	12/1/40	12	13
[1,2]	Fannie Mae Pool	3.344%	8/1/42	163	165
[1,2,4] Fannie Mae Pool		3.396%	1/1/42	234	246
[1,2,4] Fannie Mae Pool		3.435%	12/1/40	10	11
[1,2,4] Fannie Mae Pool		3.446%	1/1/40	3	4
[1,2]	Fannie Mae Pool	3.566%	7/1/41	247	261
[1,2]	Fannie Mae Pool	3.620%	4/1/41	64	66
[1,2]	Fannie Mae Pool	3.771%	6/1/41	137	146
[1,2,4] Fannie Mae Pool		3.785%	9/1/40	263	279
[1,2,4] Fannie Mae Pool		3.813%	11/1/39	23	24
[1,2,4] Fannie Mae Pool		4.006%	8/1/39	65	67

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2,4] Fannie Mae Pool		4.433%	10/1/37	110	114
[1,2]	Fannie Mae Pool	5.188%	3/1/38	6	6
[1,2]	Fannie Mae Pool	5.542%	4/1/37	15	15
[1,2]	Freddie Mac Non Gold Pool	2.542%	11/1/43	462	468
[1,2]	Freddie Mac Non Gold Pool	2.796%	1/1/41	139	145
[1,2,4] Freddie Mac Non Gold Pool		3.035%	2/1/41	10	11
[1,2]	Freddie Mac Non Gold Pool	3.051%	1/1/41	102	107
[1,2,4] Freddie Mac Non Gold Pool		3.059%	2/1/41	164	174
[1,2,4] Freddie Mac Non Gold Pool		3.074%	5/1/40	2	2
[1,2,4] Freddie Mac Non Gold Pool		3.075%	10/1/37	14	15
[1,2,4] Freddie Mac Non Gold Pool		3.130%	6/1/41	119	124
[1,2,4] Freddie Mac Non Gold Pool		3.131%	6/1/40	47	49
[1,2,4] Freddie Mac Non Gold Pool		3.137%	2/1/37	19	20
[1,2,4] Freddie Mac Non Gold Pool		3.231%	6/1/37	425	452
[1,2]	Freddie Mac Non Gold Pool	3.281%	12/1/39	21	22
[1,2,4] Freddie Mac Non Gold Pool		3.364%	12/1/40	38	39
[1,2]	Freddie Mac Non Gold Pool	3.397%	2/1/42	67	70
[1,2]	Freddie Mac Non Gold Pool	3.421%	3/1/42	622	656
[1,2]	Freddie Mac Non Gold Pool	3.580%	6/1/40	96	101
[1,2]	Freddie Mac Non Gold Pool	3.678%	9/1/40	86	90
[1,2]	Freddie Mac Non Gold Pool	5.233%	3/1/38	102	108
[1,4]	Ginnie Mae II Pool	2.000%	1/20/41–2/20/41	585	605
[1,4]	Ginnie Mae II Pool	2.125%	4/20/41	8	8
[1,4]	Ginnie Mae II Pool	2.250%	11/20/40–12/20/42	634	652
[1,4]	Ginnie Mae II Pool	2.500%	7/20/41–1/20/42	1,199	1,220
[1,4]	Ginnie Mae II Pool	2.625%	5/20/41	12	12
1	Ginnie Mae II Pool	3.000%	11/20/40	17	18
					19,779
Total U.S. Government and Agency Obligations (Cost $4,036,965)					4,001,570

				Shares
Temporary Cash Investment (15.5%)
Money Market Fund (15.5%)
5	Vanguard Market Liquidity Fund (Cost $625,537)	0.864%		6,255,057	625,568
Total Investments (114.8%) (Cost $4,662,502)					4,627,138
Other Assets and Liabilities (-14.8%)
Other Assets					147,354
Liabilities					(745,371)
					(598,017)
Net Assets (100%)					4,029,121

Mortgage-Backed Securities Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	4,001,570
Affiliated Vanguard Funds	625,568
Total Investments in Securities	4,627,138
Investment in Vanguard	260
Receivables for Investment Securities Sold	66,987
Receivables for Accrued Income	11,094
Receivables for Capital Shares Issued	68,092
Other Assets	921
Total Assets	4,774,492
Liabilities
Payables for Investment Securities Purchased	741,910
Payables for Capital Shares Redeemed	1,233
Payables for Distributions	432
Payables to Vanguard	679
Other Liabilities	1,117
Total Liabilities	745,371
Net Assets	4,029,121

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	4,071,048
Undistributed Net Investment Income	5,894
Accumulated Net Realized Losses	(12,457)
Unrealized Appreciation (Depreciation)	(35,364)
Net Assets	4,029,121

ETF Shares—Net Assets
Applicable to 65,826,190 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,458,443
Net Asset Value Per Share—ETF Shares	$52.54

Admiral Shares—Net Assets
Applicable to 24,887,722 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	522,302
Net Asset Value Per Share—Admiral Shares	$20.99

Mortgage-Backed Securities Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,701,157 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	48,376
Net Asset Value Per Share—Institutional Shares	$28.44

• See Note A in Notes toFinancial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Theissuer wasplacedunder federalconservatorshipinSeptember 2008;sincethat time,its dailyoperations have been managedbythe
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2017.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest[1]	32,846
Total Income	32,846
Expenses
The Vanguard Group—Note B
Investment Advisory Services	57
Management and Administrative—ETF Shares	701
Management and Administrative—Admiral Shares	138
Management and Administrative—Institutional Shares	10
Marketing and Distribution—ETF Shares	120
Marketing and Distribution—Admiral Shares	29
Marketing and Distribution—Institutional Shares	—
Custodian Fees	58
Shareholders’ Reports—ETF Shares	194
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,314
Net Investment Income	31,532
Realized Net Gain (Loss) on Investment Securities Sold[1]	(12,149)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(64,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,877)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,252,000 and $52,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,532	48,343
Realized Net Gain (Loss)	(12,149)	16,405
Change in Unrealized Appreciation (Depreciation)	(64,260)	28,093
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,877)	92,841
Distributions
Net Investment Income
ETF Shares	(24,738)	(36,243)
Admiral Shares	(4,683)	(8,968)
Institutional Shares	(405)	(814)
Realized Capital Gain[1]
ETF Shares	(9,143)	(8,196)
Admiral Shares	(1,699)	(2,007)
Institutional Shares	(139)	(197)
Total Distributions	(40,807)	(56,425)
Capital Share Transactions
ETF Shares	692,323	1,357,217
Admiral Shares	(18,067)	122,904
Institutional Shares	2,887	2,429
Net Increase (Decrease) from Capital Share Transactions	677,143	1,482,550
Total Increase (Decrease)	591,459	1,518,966
Net Assets
Beginning of Period	3,437,662	1,918,696
End of Period[2]	4,029,121	3,437,662
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $10,880,000 and $10,400,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,894,000 and $4,188,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$53.79	$53.05	$52.65	$50.85	$52.63	$51.90
Investment Operations
Net Investment Income	.450	.967	.748	.887	.292	.875
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.097)	.968	.554	1.741	(1.524)	.976
Total from Investment Operations	(.647)	1.935	1.302	2.628	(1.232)	1.851
Distributions
Dividends from Net Investment Income	(.440)	(.955)	(.741)	(.828)	(.294)	(.868)
Distributions from Realized Capital Gains	(.163)	(.240)	(.161)	—	(.254)	(.253)
Total Distributions	(.603)	(1.195)	(.902)	(.828)	(.548)	(1.121)
Net Asset Value, End of Period	$52.54	$53.79	$53.05	$52.65	$50.85	$52.63

Total Return	-1.20%	3.70%	2.49%	5.21%	-2.36%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,458	$2,837	$1,451	$542	$417	$247
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.85%	1.43%	1.72%	0.57%	1.57%
Portfolio Turnover Rate[2]	345%	380%	713%	514%	840%	529%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase fees of $.00, $.01, $.01, $.01, $.01, and $.02.
2 Includes 131%, 175%, 331%, 294%, 371%, and 231% attributable to mortgage -dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.49	$21.20	$21.05	$20.35	$21.06	$20.76
Investment Operations
Net Investment Income	.181	.388	.298	.356	.118	.344
Net Realized and Unrealized Gain (Loss)
on Investments	(.434)	.387	.214	.699	(.608)	.399
Total from Investment Operations	(.253)	.775	.512	1.055	(.490)	.743
Distributions
Dividends from Net Investment Income	(.182)	(.389)	(.297)	(.355)	(.118)	(.342)
Distributions from Realized Capital Gains	(.065)	(.096)	(.065)	—	(.102)	(.101)
Total Distributions	(.247)	(.485)	(.362)	(.355)	(.220)	(.443)
Net Asset Value, End of Period	$20.99	$21.49	$21.20	$21.05	$20.35	$21.06

Total Return[1]	-1.17%	3.70%	2.44%	5.22%	-2.35%	3.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$522	$554	$424	$305	$295	$211
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.85%	1.43%	1.72%	0.57%	1.57%
Portfolio Turnover Rate[2]	345%	380%	713%	514%	840%	529%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Includes 131%, 175%, 331%, 294%, 371%, and 231% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares
Six Months				Oct. 31,	Sept. 1,	May 9,
	Ended	Year Ended		2013 [3] to	2012, to	2012 [1] to
For a Share Outstanding	February 28,	August 31,		Aug. 31,	Jan. 22,	Aug. 31,
Throughout Each Period	2017	2016	2015	2014	2013[2]	2012
Net Asset Value, Beginning of Period	$29.12	$28.73	$28.52	$28.04	$28.34	$28.10
Investment Operations
Net Investment Income	.248	.532	.412	.390	.042	.137
Net Realized and Unrealized Gain (Loss)
on Investments	(.591)	.522	.295	.504	(.146)	.218
Total from Investment Operations	(.343)	1.054	.707	.894	(.104)	.355
Distributions
Dividends from Net Investment Income	(.249)	(.534)	(.410)	(.414)	(.049)	(.115)
Distributions from Realized Capital Gains	(.088)	(.130)	(.087)	—	(.137)	—
Total Distributions	(.337)	(.664)	(.497)	(.414)	(.186)	(.115)
Net Asset Value, End of Period	$28.44	$29.12	$28.73	$28.52	$28.05[2]	$28.34

Total Return[4]	-1.17%	3.72%	2.49%	3.22%	-0.37%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$47	$44	$109	$0	$15
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.09%[5]	0.09%[5]	0.09%[5]
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.87%	1.46%	1.75%[5]	0.35%[5]	1.60%[5]
Portfolio Turnover Rate[6]	345%	380%	713%	514%	840%	529%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Commencement of operations.
2 Net asset value as of January 22, 2013, at which date all shares were redeemed.
3 Recommencement of operations.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Includes 131%, 175%, 331%, 294%, 371%, and 231% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fairvalue.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At February 28, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $961,000 in connection with TBA transactions.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities

Mortgage-Backed Securities Index Fund

from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s

Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Mortgage-Backed Securities Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $260,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,001,570	—
Temporary Cash Investments	625,568	—	—
Total	625,568	4,001,570	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2017, the cost of investment securities for tax purposes was $4,662,541,000.

Net unrealized depreciation of investment securities for tax purposes was $35,403,000, consisting of unrealized gains of $3,699,000 on securities that had risen in value since their purchase and $39,102,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2017, the fund purchased $6,951,870,000 of investment securities and sold $6,266,481,000 of investment securities, other than temporary cash investments.

Mortgage-Backed Securities Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	876,249	16,575	1,515,415	28,375
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(183,926)	(3,500)	(158,198)	(2,975)
Net Increase (Decrease)—ETF Shares	692,323	13,075	1,357,217	25,400
Admiral Shares
Issued[1]	106,089	5,014	257,546	12,060
Issued in Lieu of Cash Distributions	3,454	164	5,214	245
Redeemed	(127,610)	(6,051)	(139,856)	(6,556)
Net Increase (Decrease)—Admiral Shares	(18,067)	(873)	122,904	5,749
Institutional Shares
Issued[1]	3,915	137	6,235	216
Issued in Lieu of Cash Distributions	544	19	1,011	35
Redeemed	(1,572)	(55)	(4,817)	(167)
Net Increase (Decrease)—Institutional Shares	2,887	101	2,429	84
1 Includes purchase fees for fiscal 2017 and 2016 of $0 and $727,000, respectively (fund totals).

At February 28, 2017, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increaseinthe fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the

Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2016	2/28/2017	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
ETF Shares	$1,000.00	$998.70	$0.35
Admiral Shares	1,000.00	998.59	0.35
Institutional Shares	1,000.00	999.07	0.30
Intermediate-Term Government Bond Index Fund
ETF Shares	$1,000.00	$975.07	$0.34
Admiral Shares	1,000.00	975.28	0.34
Institutional Shares	1,000.00	975.03	0.24
Long-Term Government Bond Index Fund
ETF Shares	$1,000.00	$888.71	$0.33
Admiral Shares	1,000.00	888.66	0.33
Institutional Shares	1,000.00	888.78	0.23
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,000.10	$0.35
Admiral Shares	1,000.00	1,000.41	0.35
Institutional Shares	1,000.00	1,000.12	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$982.21	$0.34
Admiral Shares	1,000.00	982.03	0.34
Institutional Shares	1,000.00	982.51	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$960.01	$0.34
Admiral Shares	1,000.00	960.17	0.34
Institutional Shares	1,000.00	960.08	0.24
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$987.99	$0.35
Admiral Shares	1,000.00	988.27	0.35
Institutional Shares	1,000.00	988.27	0.25

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2016	2/28/2017	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Intermediate-Term Government Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Government Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% forInstitutional
Shares; for the Intermediate-Term Government Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional
Shares; for the Long-Term Government Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares;
for theShort-Term Corporate BondIndexFund, 0.07%for ETFShares, 0.07%for AdmiralShares, and 0.05%forInstitutionalShares; forthe
Intermediate-TermCorporateBondIndexFund,0.07%for ETFShares,0.07%forAdmiralShares,and0.05%forInstitutionalShares;forthe
Long-Term Corporate Bond Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the
Mortgage-Backed Securities Index Fund, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(181/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S.

Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from

Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown.

“Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Vanguard Sector Bond Index Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and
Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Sector Bond Index Funds or any member of the public regarding the advisability
ofinvestinginsecuritiesgenerallyorintheVanguardSectorBondIndexFundsparticularlyortheabilityoftheBarclays
indexes to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard
Sector Bond Index Funds with respect to any person orentity. Barclays’ onlyrelationship to Vanguard and the Vanguard
Sector Bond Index Funds is the licensing of the Barclays indexes, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Sector Bond Index Funds or any owners or purchasers of the Vanguard Sector
Bond Index Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Sector Bond Index Funds, or the
owners of the Vanguard Sector Bond Index Funds into consideration in determining, composing, or calculating the Barclays indexes. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Sector Bond Index Funds to be issued. Barclays has no obligation or liability in connection with the
administration,marketing,ortradingoftheVanguardSectorBondIndex Funds.

BARCLAYS SHALL HAVENOLIABILITY TOTHIRDPARTIES FORTHEQUALITY, ACCURACY AND/ORCOMPLETENESS OFTHE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES
NOWARRANTY, EXPRESS OR IMPLIED, ASTO RESULTSTO BEOBTAINED BY OWNERSOF THE VANGUARD SECTOR BOND
INDEX FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN
CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO
CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF
THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY
INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES.
BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA
INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY
INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s

Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1.Mr. McNabbisconsideredan “interested person,” as definedintheInvestmentCompany Actof1940,becauseheisan officerofthe Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16422 042017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	43,245	36,544
	Home Depot Inc.	138,327	20,045
	Comcast Corp. Class A	535,461	20,037
	Walt Disney Co.	180,254	19,844
	Wal-Mart Stores Inc.	168,130	11,925
	McDonald's Corp.	92,294	11,781
*	Priceline Group Inc.	5,503	9,488
	Starbucks Corp.	158,318	9,004
	Costco Wholesale Corp.	48,490	8,591
	Time Warner Inc.	87,280	8,572
	NIKE Inc. Class B	146,964	8,400
	Lowe's Cos. Inc.	99,616	7,408
*	Charter Communications Inc. Class A	22,281	7,198
*	Netflix Inc.	45,329	6,443
	TJX Cos. Inc.	73,263	5,748
	General Motors Co.	155,424	5,726
	Ford Motor Co.	430,494	5,394
*	eBay Inc.	118,494	4,017
	Target Corp.	65,695	3,861
	Twenty-First Century Fox Inc. Class A	121,201	3,626
^,*	Tesla Inc.	13,848	3,462
	Marriott International Inc. Class A	35,846	3,118
	Ross Stores Inc.	43,685	2,996
*	O'Reilly Automotive Inc.	10,535	2,862
	CBS Corp. Class B	42,081	2,774
	Newell Brands Inc.	52,477	2,573
	Yum! Brands Inc.	39,116	2,555
	Carnival Corp.	45,009	2,518
*	AutoZone Inc.	3,278	2,414
	Delphi Automotive plc	30,149	2,295
	Dollar General Corp.	31,419	2,294
	Omnicom Group Inc.	26,051	2,217
	Las Vegas Sands Corp.	40,216	2,129
	Estee Lauder Cos. Inc. Class A	23,962	1,985
	VF Corp.	37,583	1,971
*	Dollar Tree Inc.	25,003	1,917
	Royal Caribbean Cruises Ltd.	18,565	1,784
	Nielsen Holdings plc	39,819	1,766
*	Ulta Beauty Inc.	6,449	1,763
	Twenty-First Century Fox Inc.	54,480	1,599
	Viacom Inc. Class B	36,752	1,597
	Expedia Inc.	13,172	1,568
	Genuine Parts Co.	16,194	1,550
*	Mohawk Industries Inc.	6,817	1,543
*	DISH Network Corp. Class A	24,321	1,508
	Whirlpool Corp.	8,201	1,465
	L Brands Inc.	26,812	1,411
*	CarMax Inc.	21,539	1,390
*	MGM Resorts International	52,444	1,379
	Best Buy Co. Inc.	30,767	1,358
*	Chipotle Mexican Grill Inc. Class A	3,155	1,321
	Advance Auto Parts Inc.	7,826	1,226
	DR Horton Inc.	37,975	1,215
	Coach Inc.	31,812	1,212
	Hasbro Inc.	12,506	1,211
	Lear Corp.	8,137	1,155
	Macy's Inc.	34,498	1,146
	Harley-Davidson Inc.	20,246	1,141
	Foot Locker Inc.	14,813	1,121
*	Hilton Worldwide Holdings Inc.	19,515	1,116
	Tiffany & Co.	11,987	1,101

1

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Interpublic Group of Cos. Inc.	44,866	1,081
Domino's Pizza Inc.	5,570	1,057
* Discovery Communications Inc. Class A	36,709	1,056
* LKQ Corp.	33,396	1,055
Goodyear Tire & Rubber Co.	30,075	1,054
Tractor Supply Co.	14,731	1,045
* Yum China Holdings Inc.	38,764	1,031
Wyndham Worldwide Corp.	12,175	1,013
^ Sirius XM Holdings Inc.	197,493	1,005
BorgWarner Inc.	23,783	1,003
Fortune Brands Home & Security Inc.	17,305	1,001
Mattel Inc.	38,360	987
* Liberty Broadband Corp.	11,262	968
Aramark	26,991	965
Darden Restaurants Inc.	12,874	961
Coty Inc. Class A	50,427	947
* Liberty Interactive Corp. QVC Group Class A	49,257	930
Lennar Corp. Class A	18,490	902
* Norwegian Cruise Line Holdings Ltd.	17,660	895
Kohl's Corp.	20,314	866
Harman International Industries Inc.	7,719	862
Wynn Resorts Ltd.	8,896	855
Hanesbrands Inc.	41,199	824
PVH Corp.	8,951	820
* Liberty Media Corp-Liberty SiriusXM Class C Shares	20,609	802
PulteGroup Inc.	35,735	788
Vail Resorts Inc.	4,296	778
* NVR Inc.	389	753
Scripps Networks Interactive Inc. Class A	9,201	743
Leggett & Platt Inc.	14,829	729
* Lululemon Athletica Inc.	10,919	713
* Burlington Stores Inc.	7,898	703
KAR Auction Services Inc.	15,166	680
* Adient plc	10,037	674
Bed Bath & Beyond Inc.	16,528	668
* Michael Kors Holdings Ltd.	17,986	657
Gentex Corp.	31,061	653
* WABCO Holdings Inc.	5,796	651
Nordstrom Inc.	13,894	648
Garmin Ltd.	12,542	647
Staples Inc.	70,871	637
Service Corp. International	20,632	634
Gap Inc.	24,976	620
Brunswick Corp.	10,130	607
TEGNA Inc.	23,591	605
Thor Industries Inc.	5,398	598
* ServiceMaster Global Holdings Inc.	14,939	595
News Corp. Class A	45,719	586
* Toll Brothers Inc.	17,092	584
^ Polaris Industries Inc.	6,779	578
Dunkin' Brands Group Inc.	10,346	569
* Panera Bread Co. Class A	2,462	568
* TripAdvisor Inc.	12,655	525
Pool Corp.	4,475	513
Ralph Lauren Corp. Class A	6,296	499
Carter's Inc.	5,559	489
Cinemark Holdings Inc.	11,575	485
Signet Jewelers Ltd.	7,548	480
Six Flags Entertainment Corp.	7,848	476
H&R Block Inc.	22,737	468
Dick's Sporting Goods Inc.	9,512	466
Williams-Sonoma Inc.	9,565	465
* Under Armour Inc. Class A	20,271	418
* Liberty Media Corp-Liberty SiriusXM Class A Shares	10,499	413

2

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Live Nation Entertainment Inc.	14,375	408
*	AMC Networks Inc. Class A	6,808	407
	CST Brands Inc.	8,445	406
*	Madison Square Garden Co. Class A	2,176	390
*	Liberty Ventures Class A	8,844	388
*	Skechers U.S.A. Inc. Class A	14,779	379
*	Under Armour Inc.	20,419	379
*	Visteon Corp.	3,790	351
*	Sally Beauty Holdings Inc.	15,998	350
	Tupperware Brands Corp.	5,406	326
*	Kate Spade & Co.	13,608	325
*	AutoNation Inc.	6,968	320
	Cable One Inc.	510	319
	Wendy's Co.	22,517	314
*	Pandora Media Inc.	24,550	304
*	Avis Budget Group Inc.	8,677	300
	GameStop Corp. Class A	11,810	289
	Tribune Media Co. Class A	8,243	285
	CalAtlantic Group Inc.	7,943	281
*	Lions Gate Entertainment Corp. Class B	11,189	280
	AMERCO	702	271
	International Game Technology plc	10,021	271
	Graham Holdings Co. Class B	499	269
*	Liberty Expedia Holdings Inc. Class A	6,191	268
*	Cabela's Inc.	5,711	268
*	Tempur Sealy International Inc.	5,715	264
*	Urban Outfitters Inc.	10,053	262
*	Liberty Broadband Corp. Class A	3,102	261
	John Wiley & Sons Inc. Class A	5,000	261
*	Murphy USA Inc.	3,852	245
	Brinker International Inc.	5,552	235
^,*	JC Penney Co. Inc.	33,879	215
	Choice Hotels International Inc.	3,504	212
	Penske Automotive Group Inc.	4,081	205
*	Michaels Cos. Inc.	9,950	200
*	Hyatt Hotels Corp. Class A	3,851	198
	Regal Entertainment Group Class A	9,136	197
*	Hertz Global Holdings Inc.	8,274	188
*	Hilton Grand Vacations Inc.	5,605	168
	Lennar Corp. Class B	3,635	143
	News Corp. Class B	10,326	136
*	Vista Outdoor Inc.	6,568	133
	Extended Stay America Inc.	7,587	131
*	Lions Gate Entertainment Corp. Class A	4,713	126
	Dillard's Inc. Class A	2,121	116
	Viacom Inc. Class A	2,434	111
*	Discovery Communications Inc.	3,758	106
*	Fitbit Inc. Class A	13,485	84
*	Clear Channel Outdoor Holdings Inc. Class A	3,276	16
			348,087
Consumer Staples (7.9%)
	Procter & Gamble Co.	284,693	25,927
	Philip Morris International Inc.	172,183	18,828
	Coca-Cola Co.	432,975	18,168
	PepsiCo Inc.	160,510	17,717
	Altria Group Inc.	217,700	16,310
	CVS Health Corp.	119,299	9,613
	Walgreens Boots Alliance Inc.	95,563	8,255
	Mondelez International Inc. Class A	165,796	7,282
	Colgate-Palmolive Co.	96,536	7,045
	Kraft Heinz Co.	66,387	6,075
	Reynolds American Inc.	91,884	5,657
	Kimberly-Clark Corp.	39,860	5,283
	General Mills Inc.	65,801	3,972

3

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Kroger Co.	105,571	3,357
	Sysco Corp.	58,452	3,082
	Archer-Daniels-Midland Co.	63,991	3,006
	Constellation Brands Inc. Class A	18,499	2,938
	Kellogg Co.	27,463	2,034
	Tyson Foods Inc. Class A	32,144	2,011
	Conagra Brands Inc.	48,265	1,989
	Clorox Co.	14,305	1,957
*	Monster Beverage Corp.	46,166	1,913
	Dr Pepper Snapple Group Inc.	20,460	1,912
	Molson Coors Brewing Co. Class B	19,028	1,910
	Mead Johnson Nutrition Co.	20,714	1,818
	JM Smucker Co.	12,794	1,813
	Hershey Co.	15,501	1,680
	Church & Dwight Co. Inc.	28,553	1,423
	McCormick & Co. Inc.	13,282	1,307
	Bunge Ltd.	15,234	1,247
	Campbell Soup Co.	20,701	1,229
	Whole Foods Market Inc.	35,624	1,093
	Hormel Foods Corp.	30,412	1,072
*	WhiteWave Foods Co. Class A	19,217	1,058
	Brown-Forman Corp. Class B	20,752	1,012
	Ingredion Inc.	7,939	960
	Pinnacle Foods Inc.	12,647	723
*	Rite Aid Corp.	115,355	692
	Lamb Weston Holdings Inc.	15,931	624
*	Post Holdings Inc.	6,977	571
*	TreeHouse Foods Inc.	6,059	515
	Casey's General Stores Inc.	4,343	498
*	Edgewell Personal Care Co.	6,375	471
^,*	Herbalife Ltd.	8,070	456
*	Hain Celestial Group Inc.	11,136	394
	Energizer Holdings Inc.	7,032	386
	Spectrum Brands Holdings Inc.	2,811	381
	Flowers Foods Inc.	19,789	381
	Nu Skin Enterprises Inc. Class A	6,122	303
	Brown-Forman Corp. Class A	5,848	292
*	Sprouts Farmers Market Inc.	14,502	268
*	Blue Buffalo Pet Products Inc.	6,621	162
*	US Foods Holding Corp.	5,200	143
	Pilgrim's Pride Corp.	6,951	142
^,*	AquaBounty Technologies Inc.	86	1
			199,356
Energy (6.3%)
	Exxon Mobil Corp.	463,727	37,710
	Chevron Corp.	209,097	23,524
	Schlumberger Ltd.	154,546	12,419
	ConocoPhillips	137,615	6,546
	EOG Resources Inc.	60,966	5,913
	Occidental Petroleum Corp.	84,778	5,557
	Halliburton Co.	95,136	5,086
	Kinder Morgan Inc.	214,189	4,564
	Anadarko Petroleum Corp.	61,934	4,004
	Phillips 66	50,200	3,925
	Valero Energy Corp.	52,250	3,550
	Pioneer Natural Resources Co.	18,129	3,372
	Baker Hughes Inc.	48,769	2,940
	Marathon Petroleum Corp.	58,570	2,905
	Devon Energy Corp.	57,671	2,501
	Williams Cos. Inc.	83,611	2,370
	Apache Corp.	41,859	2,201
*	Concho Resources Inc.	15,558	2,061
	Noble Energy Inc.	46,923	1,709
	National Oilwell Varco Inc.	41,869	1,692

4

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Hess Corp.	31,125	1,601
	Marathon Oil Corp.	93,657	1,499
	Cimarex Energy Co.	10,476	1,317
	ONEOK Inc.	23,391	1,264
	EQT Corp.	19,231	1,152
	Tesoro Corp.	13,394	1,141
	Cabot Oil & Gas Corp.	51,702	1,132
	Targa Resources Corp.	19,713	1,114
*	Cheniere Energy Inc.	22,088	1,061
*	Diamondback Energy Inc.	9,978	1,006
*	Newfield Exploration Co.	21,952	800
^	Helmerich & Payne Inc.	10,661	729
*	Parsley Energy Inc. Class A	20,728	630
	Range Resources Corp.	22,431	620
*	Weatherford International plc	107,672	610
*	WPX Energy Inc.	43,363	559
*	Energen Corp.	10,645	559
	HollyFrontier Corp.	18,312	536
*	Transocean Ltd.	38,082	526
	Patterson-UTI Energy Inc.	18,957	524
	Murphy Oil Corp.	17,995	509
*	Antero Resources Corp.	19,939	478
	Nabors Industries Ltd.	29,710	435
*	Continental Resources Inc.	9,337	422
*	Southwestern Energy Co.	55,415	416
*	CONSOL Energy Inc.	24,953	389
*	Chesapeake Energy Corp.	66,111	360
*	QEP Resources Inc.	25,720	354
*	Rice Energy Inc.	17,594	328
	Ensco plc Class A	32,984	321
*	First Solar Inc.	8,697	315
	Oceaneering International Inc.	11,007	312
*	Gulfport Energy Corp.	17,141	297
	PBF Energy Inc. Class A	11,714	287
	World Fuel Services Corp.	7,529	272
	SM Energy Co.	11,046	272
*	Superior Energy Services Inc.	16,274	269
*	Dril-Quip Inc.	4,190	257
*	Rowan Cos. plc Class A	13,903	252
*	Whiting Petroleum Corp.	22,198	241
*	Laredo Petroleum Inc.	16,723	231
	Noble Corp. plc	26,329	176
^	RPC Inc.	6,604	132
*	Diamond Offshore Drilling Inc.	7,553	127
*	Kosmos Energy Ltd.	18,371	113
*	Extraction Oil & Gas Inc.	5,201	92
	Valvoline Inc.	3,665	82
^,*	SunPower Corp. Class A	5,059	44
^	Frank's International NV	3,148	39
			160,751
Financial Services (20.9%)
	JPMorgan Chase & Co.	404,722	36,676
*	Berkshire Hathaway Inc. Class B	210,212	36,035
	Wells Fargo & Co.	507,830	29,393
	Bank of America Corp.	1,142,676	28,201
	Visa Inc. Class A	211,829	18,628
	Citigroup Inc.	308,693	18,463
	Mastercard Inc. Class A	107,025	11,822
	Goldman Sachs Group Inc.	42,903	10,643
	US Bancorp	180,405	9,922
	Morgan Stanley	158,672	7,247
	American International Group Inc.	113,304	7,242
	American Express Co.	89,061	7,130
	Chubb Ltd.	51,284	7,086

5

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
PNC Financial Services Group Inc.	55,428	7,052
Simon Property Group Inc.	34,272	6,320
Bank of New York Mellon Corp.	116,122	5,474
Prudential Financial Inc.	49,018	5,418
MetLife Inc.	103,050	5,404
BlackRock Inc.	13,866	5,373
American Tower Corporation	46,719	5,363
* PayPal Holdings Inc.	125,512	5,272
Charles Schwab Corp.	129,206	5,221
Capital One Financial Corp.	53,458	5,018
CME Group Inc.	37,463	4,550
BB&T Corp.	90,281	4,353
Marsh & McLennan Cos. Inc.	57,716	4,241
Travelers Cos. Inc.	32,365	3,956
S&P Global Inc.	29,271	3,790
Intercontinental Exchange Inc.	65,293	3,730
Crown Castle International Corp.	39,843	3,727
Public Storage	16,377	3,725
State Street Corp.	43,931	3,502
Allstate Corp.	41,442	3,405
Aon plc	29,221	3,379
Synchrony Financial	92,707	3,360
SunTrust Banks Inc.	56,040	3,334
Aflac Inc.	44,633	3,229
Discover Financial Services	43,699	3,109
Fidelity National Information Services Inc.	35,939	2,957
Prologis Inc.	57,888	2,955
Equinix Inc.	7,642	2,874
* Fiserv Inc.	24,506	2,828
AvalonBay Communities Inc.	15,283	2,809
Welltower Inc.	39,867	2,806
M&T Bank Corp.	16,694	2,787
Weyerhaeuser Co.	82,019	2,766
Progressive Corp.	64,584	2,530
Equity Residential	39,292	2,478
Ventas Inc.	37,279	2,425
Boston Properties Inc.	16,893	2,349
Fifth Third Bancorp	84,444	2,317
KeyCorp	119,084	2,235
Citizens Financial Group Inc.	58,530	2,187
Ameriprise Financial Inc.	16,395	2,156
Regions Financial Corp.	140,128	2,140
Hartford Financial Services Group Inc.	43,138	2,109
Moody's Corp.	18,688	2,081
Vornado Realty Trust	18,934	2,080
Northern Trust Corp.	22,823	1,994
T. Rowe Price Group Inc.	26,763	1,906
Digital Realty Trust Inc.	17,543	1,895
Lincoln National Corp.	26,357	1,849
Principal Financial Group Inc.	29,480	1,844
Realty Income Corp.	28,515	1,747
* FleetCor Technologies Inc.	10,146	1,725
Franklin Resources Inc.	40,001	1,722
Equifax Inc.	13,082	1,715
HCP Inc.	51,729	1,696
Huntington Bancshares Inc.	119,259	1,686
Essex Property Trust Inc.	7,175	1,684
First Republic Bank	17,185	1,612
* GGP Inc.	63,620	1,582
Alliance Data Systems Corp.	6,368	1,547
* Markel Corp.	1,503	1,473
Host Hotels & Resorts Inc.	81,336	1,463
Invesco Ltd.	45,360	1,460
Loews Corp.	30,943	1,454

6

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Thomson Reuters Corp.	33,260	1,407
Comerica Inc.	19,371	1,381
Global Payments Inc.	17,004	1,355
Unum Group	26,465	1,292
Annaly Capital Management Inc.	115,956	1,287
Mid-America Apartment Communities Inc.	12,352	1,269
SL Green Realty Corp.	10,905	1,229
* Arch Capital Group Ltd.	12,671	1,198
Cincinnati Financial Corp.	16,422	1,198
* CBRE Group Inc. Class A	33,231	1,184
Alexandria Real Estate Equities Inc.	9,848	1,175
XL Group Ltd.	28,827	1,167
* Vantiv Inc. Class A	17,335	1,133
Arthur J Gallagher & Co.	19,655	1,119
Kimco Realty Corp.	46,120	1,118
FNF Group	29,050	1,113
Ally Financial Inc.	49,391	1,111
Raymond James Financial Inc.	14,056	1,104
Federal Realty Investment Trust	7,754	1,091
Everest Re Group Ltd.	4,634	1,090
* SVB Financial Group	5,683	1,085
TD Ameritrade Holding Corp.	27,627	1,080
UDR Inc.	29,388	1,073
Macerich Co.	15,867	1,069
Western Union Co.	54,281	1,066
Extra Space Storage Inc.	13,454	1,065
* E*TRADE Financial Corp.	30,637	1,057
Iron Mountain Inc.	29,063	1,056
* Alleghany Corp.	1,634	1,055
Zions Bancorporation	22,809	1,024
Torchmark Corp.	13,143	1,019
Affiliated Managers Group Inc.	5,963	1,001
Total System Services Inc.	18,171	990
Duke Realty Corp.	38,282	982
VEREIT Inc.	106,216	963
Leucadia National Corp.	36,061	960
Voya Financial Inc.	22,754	938
CIT Group Inc.	21,817	936
* Signature Bank	5,888	927
Reinsurance Group of America Inc. Class A	7,103	924
MSCI Inc. Class A	9,693	917
Broadridge Financial Solutions Inc.	13,079	907
* Colony NorthStar Inc. Class A	60,646	890
Nasdaq Inc.	12,513	890
East West Bancorp Inc.	16,274	881
Kilroy Realty Corp.	10,722	827
Jack Henry & Associates Inc.	8,650	811
Apartment Investment & Management Co.	17,387	809
Regency Centers Corp.	11,487	808
MarketAxess Holdings Inc.	4,079	796
New York Community Bancorp Inc.	51,873	793
Camden Property Trust	9,337	790
FactSet Research Systems Inc.	4,430	788
WR Berkley Corp.	10,704	760
PacWest Bancorp	13,288	732
American Campus Communities Inc.	14,292	730
SEI Investments Co.	14,346	722
American Financial Group Inc.	7,608	716
CBOE Holdings Inc.	9,134	713
National Retail Properties Inc.	15,744	712
WP Carey Inc.	11,281	712
AGNC Investment Corp.	36,015	707
RenaissanceRe Holdings Ltd.	4,747	701
Lamar Advertising Co. Class A	9,242	698

7

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Axis Capital Holdings Ltd.	9,757	676
Endurance Specialty Holdings Ltd.	7,198	669
Equity LifeStyle Properties Inc.	8,387	668
People's United Financial Inc.	34,583	664
Gaming and Leisure Properties Inc.	20,703	663
Omega Healthcare Investors Inc.	20,223	660
Synovus Financial Corp.	15,447	652
Starwood Property Trust Inc.	27,914	638
Liberty Property Trust	16,004	631
Sun Communities Inc.	7,519	623
Douglas Emmett Inc.	15,413	622
Lazard Ltd. Class A	14,249	614
Assurant Inc.	6,170	611
Assured Guaranty Ltd.	14,626	601
Forest City Realty Trust Inc. Class A	25,531	583
Eaton Vance Corp.	12,417	579
EPR Properties	7,498	577
Hospitality Properties Trust	18,108	575
Spirit Realty Capital Inc.	52,151	573
Highwoods Properties Inc.	10,870	571
* First Data Corp. Class A	35,285	568
Brown & Brown Inc.	13,138	566
Commerce Bancshares Inc.	9,537	563
Jones Lang LaSalle Inc.	4,868	558
Old Republic International Corp.	26,903	557
* Western Alliance Bancorp	10,547	545
Senior Housing Properties Trust	26,374	541
Cullen/Frost Bankers Inc.	5,778	534
CubeSmart	19,259	525
Navient Corp.	33,965	523
Allied World Assurance Co. Holdings AG	9,858	521
First Horizon National Corp.	25,256	504
Brixmor Property Group Inc.	21,152	494
Healthcare Trust of America Inc. Class A	15,247	491
Popular Inc.	11,070	488
Validus Holdings Ltd.	8,457	488
* WEX Inc.	4,378	487
* SLM Corp.	40,399	484
DDR Corp.	33,256	481
Weingarten Realty Investors	13,228	469
First American Financial Corp.	11,991	469
DCT Industrial Trust Inc.	9,738	466
Life Storage Inc.	5,182	459
* Howard Hughes Corp.	3,940	459
Realogy Holdings Corp.	16,355	453
* Euronet Worldwide Inc.	5,398	447
CoreCivic Inc.	13,256	447
Taubman Centers Inc.	6,364	444
White Mountains Insurance Group Ltd.	471	441
American Homes 4 Rent Class A	18,394	437
Hanover Insurance Group Inc.	4,805	433
Legg Mason Inc.	11,465	432
BankUnited Inc.	10,747	426
STORE Capital Corp.	17,040	424
* Equity Commonwealth	13,562	424
Dun & Bradstreet Corp.	3,950	417
Associated Banc-Corp	16,173	416
Retail Properties of America Inc.	26,967	416
Outfront Media Inc.	15,658	406
* Zillow Group Inc.	11,931	405
Bank of Hawaii Corp.	4,676	395
Uniti Group Inc.	13,602	394
CyrusOne Inc.	7,734	394
Chimera Investment Corp.	20,450	393

8

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Rayonier Inc.	13,432	385
Aspen Insurance Holdings Ltd.	6,823	382
* CoreLogic Inc.	9,614	377
LPL Financial Holdings Inc.	9,528	377
Apple Hospitality REIT Inc.	18,745	368
Piedmont Office Realty Trust Inc. Class A	16,023	368
Two Harbors Investment Corp.	39,126	364
Corporate Office Properties Trust	10,342	353
Paramount Group Inc.	20,052	350
Tanger Factory Outlet Centers Inc.	10,296	349
ProAssurance Corp.	5,752	340
Erie Indemnity Co. Class A	2,807	333
Equity One Inc.	10,422	330
MFA Financial Inc.	41,056	329
Park Hotels & Resorts Inc.	12,650	323
Brandywine Realty Trust	19,257	321
Columbia Property Trust Inc.	13,338	308
Empire State Realty Trust Inc.	13,554	296
TCF Financial Corp.	16,702	291
Federated Investors Inc. Class B	9,966	271
Interactive Brokers Group Inc.	7,121	261
Care Capital Properties Inc.	9,385	247
BOK Financial Corp.	2,989	246
* TransUnion	6,208	230
AmTrust Financial Services Inc.	9,359	215
* Credit Acceptance Corp.	944	189
* Quality Care Properties Inc.	9,749	185
* Santander Consumer USA Holdings Inc.	12,268	181
* Zillow Group Inc. Class A	5,383	181
Mercury General Corp.	2,898	170
* OneMain Holdings Inc. Class A	5,570	156
Morningstar Inc.	1,819	146
CNA Financial Corp.	2,757	118
Artisan Partners Asset Management Inc. Class A	4,145	118
TFS Financial Corp.	6,320	107
American National Insurance Co.	792	95
* Square Inc.	5,058	88
First Hawaiian Inc.	2,371	75
* Donnelley Financial Solutions Inc.	2,606	60
		527,834
Health Care (13.3%)
Johnson & Johnson	305,439	37,328
Pfizer Inc.	666,711	22,748
Merck & Co. Inc.	307,926	20,283
UnitedHealth Group Inc.	104,254	17,242
Amgen Inc.	83,548	14,749
Medtronic plc	156,004	12,622
AbbVie Inc.	180,039	11,134
* Celgene Corp.	85,476	10,557
Bristol-Myers Squibb Co.	185,723	10,532
Gilead Sciences Inc.	147,455	10,393
Allergan plc	37,191	9,105
Eli Lilly & Co.	108,432	8,979
Abbott Laboratories	190,345	8,581
* Biogen Inc.	24,345	7,026
Thermo Fisher Scientific Inc.	43,641	6,881
Danaher Corp.	67,007	5,732
* Express Scripts Holding Co.	70,294	4,966
Aetna Inc.	37,752	4,861
Anthem Inc.	29,263	4,823
Stryker Corp.	37,354	4,802
Becton Dickinson and Co.	23,248	4,256
Cigna Corp.	28,201	4,199
* Boston Scientific Corp.	149,807	3,678

9

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	McKesson Corp.	23,546	3,535
	Humana Inc.	16,535	3,493
*	Regeneron Pharmaceuticals Inc.	8,646	3,229
*	Alexion Pharmaceuticals Inc.	24,101	3,163
*	Intuitive Surgical Inc.	4,186	3,085
*	HCA Holdings Inc.	34,233	2,987
	Cardinal Health Inc.	36,382	2,960
	Baxter International Inc.	55,359	2,819
*	Illumina Inc.	16,278	2,725
	Zoetis Inc.	50,701	2,703
*	Vertex Pharmaceuticals Inc.	27,173	2,462
	Zimmer Biomet Holdings Inc.	20,590	2,411
*	Incyte Corp.	18,002	2,396
*	Edwards Lifesciences Corp.	23,282	2,189
*	Mylan NV	50,501	2,113
	CR Bard Inc.	8,198	2,011
	Agilent Technologies Inc.	35,935	1,843
*	Cerner Corp.	32,426	1,785
*	BioMarin Pharmaceutical Inc.	18,895	1,775
	AmerisourceBergen Corp. Class A	18,168	1,663
	Dentsply Sirona Inc.	25,507	1,620
*	Laboratory Corp. of America Holdings	11,334	1,612
*	Henry Schein Inc.	9,071	1,556
	Quest Diagnostics Inc.	15,723	1,532
*	IDEXX Laboratories Inc.	9,793	1,419
*	Centene Corp.	18,613	1,312
*	Hologic Inc.	31,198	1,266
*	DaVita Inc.	17,566	1,219
*	Quintiles IMS Holdings Inc.	15,631	1,210
	Universal Health Services Inc. Class B	9,600	1,206
	Perrigo Co. plc	15,336	1,147
	ResMed Inc.	15,493	1,116
	Cooper Cos. Inc.	5,265	1,049
*	Alkermes plc	16,724	945
	Teleflex Inc.	4,874	932
*	Varian Medical Systems Inc.	10,609	890
*	Envision Healthcare Corp.	12,682	888
*	Align Technology Inc.	7,870	809
*	VCA Inc.	8,631	785
*	MEDNAX Inc.	10,217	727
*	DexCom Inc.	9,224	721
*	United Therapeutics Corp.	4,829	713
*	Seattle Genetics Inc.	10,738	705
*	QIAGEN NV	24,398	694
*	WellCare Health Plans Inc.	4,829	682
*	Ionis Pharmaceuticals Inc.	13,585	676
	West Pharmaceutical Services Inc.	8,052	664
	PerkinElmer Inc.	12,117	657
*	Mallinckrodt plc	12,204	640
	Bioverativ Inc.	12,076	629
*	ABIOMED Inc.	4,383	517
*	athenahealth Inc.	4,291	506
	Hill-Rom Holdings Inc.	7,175	477
*	Charles River Laboratories International Inc.	5,266	458
*	Veeva Systems Inc. Class A	10,406	455
*	Bio-Rad Laboratories Inc. Class A	2,312	450
	Bio-Techne Corp.	4,096	436
*	Neurocrine Biosciences Inc.	9,818	434
*	Alnylam Pharmaceuticals Inc.	8,260	427
	Patterson Cos. Inc.	9,163	416
*	ACADIA Pharmaceuticals Inc.	10,641	406
*	Alere Inc.	9,641	369
*	Acadia Healthcare Co. Inc.	8,113	363
^,*	OPKO Health Inc.	36,865	309

10

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Endo International plc	21,872	299
*	Brookdale Senior Living Inc.	19,769	285
	Bruker Corp.	11,685	282
*	Allscripts Healthcare Solutions Inc.	21,701	264
*	LifePoint Health Inc.	3,982	255
*	Intercept Pharmaceuticals Inc.	1,871	239
*	VWR Corp.	8,338	234
*	Akorn Inc.	8,851	184
*	Tenet Healthcare Corp.	8,686	168
*	Agios Pharmaceuticals Inc.	3,363	163
*	Juno Therapeutics Inc.	6,746	162
*	Premier Inc. Class A	4,744	149
^,*	Intrexon Corp.	6,632	148
*	Varex Imaging Corp.	4,060	141
*	Patheon NV	3,854	121
*	Quorum Health Corp.	35	—
			335,962
Materials & Processing (3.6%)
	Dow Chemical Co.	124,483	7,750
	EI du Pont de Nemours & Co.	97,239	7,637
	Monsanto Co.	48,342	5,503
	Praxair Inc.	31,743	3,768
	Ecolab Inc.	28,895	3,582
	LyondellBasell Industries NV Class A	36,747	3,353
	Air Products & Chemicals Inc.	21,772	3,058
	PPG Industries Inc.	29,417	3,013
	Sherwin-Williams Co.	8,924	2,753
	International Paper Co.	45,866	2,417
	Ingersoll-Rand plc	29,220	2,319
	Nucor Corp.	35,199	2,202
	Newmont Mining Corp.	58,790	2,013
*	Freeport-McMoRan Inc.	146,242	1,960
	Vulcan Materials Co.	14,594	1,760
	Fastenal Co.	31,829	1,592
	Martin Marietta Materials Inc.	6,984	1,508
	WestRock Co.	27,659	1,486
	Celanese Corp. Class A	16,321	1,455
	Ball Corp.	19,033	1,400
	Eastman Chemical Co.	16,222	1,302
	Masco Corp.	36,856	1,245
	Albemarle Corp.	12,256	1,244
	Mosaic Co.	38,870	1,212
	International Flavors & Fragrances Inc.	8,833	1,110
	Acuity Brands Inc.	4,865	1,028
	Sealed Air Corp.	21,675	1,007
	Valspar Corp.	8,720	970
	Packaging Corp. of America	10,334	955
	Steel Dynamics Inc.	26,067	954
	FMC Corp.	14,786	852
	Ashland Global Holdings Inc.	6,832	824
	CF Industries Holdings Inc.	25,968	816
*	Crown Holdings Inc.	14,909	799
	RPM International Inc.	14,497	773
	Owens Corning	12,541	734
	Lennox International Inc.	4,356	717
*	Berry Plastics Group Inc.	14,136	712
	United States Steel Corp.	17,209	666
	Reliance Steel & Aluminum Co.	7,753	656
	Sonoco Products Co.	11,099	592
	Hexcel Corp.	10,238	563
*	Alcoa Corp.	16,031	555
	WR Grace & Co.	7,759	550
	Bemis Co. Inc.	10,699	530
*	Axalta Coating Systems Ltd.	18,211	530

11

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Eagle Materials Inc.	5,081	527
AptarGroup Inc.	6,719	501
Huntsman Corp.	21,410	484
Graphic Packaging Holding Co.	35,975	480
Royal Gold Inc.	7,179	474
Scotts Miracle-Gro Co.	5,100	462
Watsco Inc.	2,817	418
Cabot Corp.	6,982	405
Valmont Industries Inc.	2,506	394
NewMarket Corp.	805	351
Southern Copper Corp.	9,530	349
Timken Co.	7,716	341
* Owens-Illinois Inc.	17,193	340
* Versum Materials Inc.	10,884	330
* USG Corp.	9,405	317
* Platform Specialty Products Corp.	21,878	289
Compass Minerals International Inc.	3,742	284
Tahoe Resources Inc.	32,260	273
Westlake Chemical Corp.	4,192	266
Silgan Holdings Inc.	4,328	258
Domtar Corp.	6,739	257
* Armstrong World Industries Inc.	5,055	233
* AdvanSix Inc.	3,109	85
		90,543
Other (0.0%)[2]
Invitation Homes Inc.	960	21
Enbridge Inc.	436	18
		39
Producer Durables (10.8%)
General Electric Co.	1,022,702	30,487
3M Co.	65,377	12,183
Boeing Co.	66,338	11,956
Honeywell International Inc.	84,636	10,537
Union Pacific Corp.	93,613	10,105
United Technologies Corp.	86,248	9,707
Accenture plc Class A	69,258	8,484
United Parcel Service Inc. Class B	76,934	8,137
Lockheed Martin Corp.	28,269	7,536
Caterpillar Inc.	61,960	5,989
FedEx Corp.	27,650	5,336
Automatic Data Processing Inc.	50,525	5,185
CSX Corp.	105,818	5,139
General Dynamics Corp.	27,054	5,135
Raytheon Co.	32,964	5,081
Northrop Grumman Corp.	18,464	4,562
Illinois Tool Works Inc.	32,694	4,316
Delta Air Lines Inc.	85,792	4,284
Johnson Controls International plc	101,917	4,274
Emerson Electric Co.	70,931	4,263
Southwest Airlines Co.	70,963	4,102
Norfolk Southern Corp.	32,773	3,967
Deere & Co.	34,938	3,825
Eaton Corp. plc	51,471	3,705
Waste Management Inc.	49,134	3,603
American Airlines Group Inc.	58,967	2,734
* United Continental Holdings Inc.	35,372	2,621
Cummins Inc.	17,574	2,610
PACCAR Inc.	38,784	2,591
Roper Technologies Inc.	11,027	2,307
Parker-Hannifin Corp.	14,727	2,280
Paychex Inc.	35,591	2,186
Rockwell Automation Inc.	14,355	2,169
Stanley Black & Decker Inc.	16,513	2,100
Fortive Corp.	33,449	1,928

12

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Republic Services Inc. Class A	26,097	1,617
WW Grainger Inc.	6,113	1,516
L3 Technologies Inc.	8,581	1,444
TransDigm Group Inc.	5,563	1,414
Textron Inc.	29,841	1,411
* Verisk Analytics Inc. Class A	17,001	1,410
Arconic Inc.	48,848	1,406
* Mettler-Toledo International Inc.	2,917	1,389
Rockwell Collins Inc.	14,455	1,382
AMETEK Inc.	25,289	1,365
Dover Corp.	16,866	1,351
* Waters Corp.	8,454	1,310
Alaska Air Group Inc.	13,235	1,295
CH Robinson Worldwide Inc.	15,706	1,262
* United Rentals Inc.	9,809	1,256
Cintas Corp.	10,210	1,205
Huntington Ingalls Industries Inc.	5,205	1,137
Expeditors International of Washington Inc.	20,045	1,130
Snap-on Inc.	6,375	1,082
Kansas City Southern	12,093	1,072
Pentair plc	18,380	1,067
Xylem Inc.	19,822	954
JB Hunt Transport Services Inc.	9,695	952
* HD Supply Holdings Inc.	21,979	945
* Middleby Corp.	6,361	882
* Trimble Inc.	27,889	865
Fluor Corp.	15,277	846
Spirit AeroSystems Holdings Inc. Class A	13,520	833
AO Smith Corp.	16,332	823
Xerox Corp.	110,308	821
Avery Dennison Corp.	9,901	799
Allegion plc	10,788	783
IDEX Corp.	8,468	781
* Stericycle Inc.	9,264	768
Nordson Corp.	6,384	766
Wabtec Corp.	9,549	765
Jacobs Engineering Group Inc.	13,294	750
* CoStar Group Inc.	3,600	731
Carlisle Cos. Inc.	7,022	725
ManpowerGroup Inc.	7,448	723
Toro Co.	11,936	719
* JetBlue Airways Corp.	35,930	717
Hubbell Inc. Class B	6,014	713
B/E Aerospace Inc.	11,178	711
* Keysight Technologies Inc.	18,880	710
* Old Dominion Freight Line Inc.	7,513	689
Robert Half International Inc.	14,016	676
Flowserve Corp.	14,428	670
* Copart Inc.	11,015	651
Macquarie Infrastructure Corp.	8,380	645
* AECOM	17,044	620
Donaldson Co. Inc.	14,137	607
* Quanta Services Inc.	15,892	593
Orbital ATK Inc.	6,323	584
Lincoln Electric Holdings Inc.	6,837	576
FLIR Systems Inc.	15,333	563
Allison Transmission Holdings Inc.	15,377	553
Graco Inc.	6,069	551
Oshkosh Corp.	7,999	543
* Zebra Technologies Corp.	5,881	533
* Genesee & Wyoming Inc. Class A	6,863	509
MSC Industrial Direct Co. Inc. Class A	4,780	481
BWX Technologies Inc.	10,152	471
AGCO Corp.	7,610	464

13

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Trinity Industries Inc.	16,989	456
Ryder System Inc.	5,900	449
Booz Allen Hamilton Holding Corp. Class A	12,305	440
ITT Inc.	10,202	418
* Spirit Airlines Inc.	7,937	414
Air Lease Corp. Class A	10,467	408
* Colfax Corp.	10,702	407
* Kirby Corp.	5,804	402
Landstar System Inc.	4,588	398
Rollins Inc.	10,542	385
Chicago Bridge & Iron Co. NV	11,442	384
Crane Co.	5,301	383
* Genpact Ltd.	15,445	374
* WESCO International Inc.	5,302	369
* Conduent Inc.	22,822	367
Regal Beloit Corp.	4,925	367
National Instruments Corp.	11,303	364
Terex Corp.	11,521	360
Copa Holdings SA Class A	3,348	357
* Clean Harbors Inc.	5,654	328
HEICO Corp. Class A	4,149	294
Pitney Bowes Inc.	21,115	288
* Manitowoc Foodservice Inc.	14,195	271
KBR Inc.	15,351	231
Covanta Holding Corp.	12,558	203
HEICO Corp.	2,407	198
* Herc Holdings Inc.	2,739	142
RR Donnelley & Sons Co.	8,137	136
LSC Communications Inc.	2,606	74
		272,673
Technology (17.8%)
Apple Inc.	609,353	83,475
Microsoft Corp.	842,335	53,893
* Facebook Inc. Class A	249,535	33,822
* Alphabet Inc. Class A	32,604	27,548
* Alphabet Inc. Class C	33,014	27,177
Cisco Systems Inc.	559,430	19,121
Intel Corp.	525,621	19,028
International Business Machines Corp.	97,721	17,572
Oracle Corp.	328,950	14,010
QUALCOMM Inc.	163,387	9,228
Broadcom Ltd.	41,946	8,848
Texas Instruments Inc.	111,777	8,564
* Adobe Systems Inc.	54,106	6,403
* salesforce.com Inc.	70,998	5,776
NVIDIA Corp.	56,577	5,741
* Yahoo! Inc.	96,363	4,400
Applied Materials Inc.	121,426	4,398
Hewlett Packard Enterprise Co.	191,689	4,374
* Cognizant Technology Solutions Corp. Class A	67,144	3,980
Intuit Inc.	27,062	3,395
HP Inc.	192,898	3,351
Corning Inc.	105,117	2,902
Activision Blizzard Inc.	62,366	2,815
Analog Devices Inc.	34,225	2,804
* Electronic Arts Inc.	32,311	2,795
* Micron Technology Inc.	115,270	2,702
Western Digital Corp.	31,455	2,418
Amphenol Corp. Class A	33,938	2,349
Lam Research Corp.	17,632	2,090
* Autodesk Inc.	23,379	2,018
Skyworks Solutions Inc.	20,919	1,983
Symantec Corp.	67,615	1,932
Linear Technology Corp.	26,245	1,695

14

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Microchip Technology Inc.	23,314	1,691
	Xilinx Inc.	28,069	1,651
*	Red Hat Inc.	19,933	1,651
*	SBA Communications Corp. Class A	13,773	1,595
	KLA-Tencor Corp.	17,249	1,555
*	Dell Technologies Inc. Class V	24,022	1,525
	Harris Corp.	13,863	1,524
	Motorola Solutions Inc.	19,249	1,520
*	ServiceNow Inc.	17,442	1,516
*	Palo Alto Networks Inc.	9,643	1,465
	Maxim Integrated Products Inc.	31,335	1,388
*	Citrix Systems Inc.	17,237	1,361
	NetApp Inc.	32,424	1,356
*	Akamai Technologies Inc.	19,186	1,201
*	Synopsys Inc.	16,578	1,184
	Juniper Networks Inc.	41,724	1,168
	CDK Global Inc.	17,196	1,142
*	Twitter Inc.	70,597	1,113
	CDW Corp.	18,179	1,071
*	Workday Inc. Class A	12,903	1,070
*	F5 Networks Inc.	7,356	1,054
	Computer Sciences Corp.	15,213	1,043
*	ANSYS Inc.	9,754	1,041
	CA Inc.	31,901	1,029
*	Cadence Design Systems Inc.	32,830	1,014
	Amdocs Ltd.	16,286	988
*	Qorvo Inc.	14,217	940
*	Gartner Inc.	8,914	920
*	Splunk Inc.	14,571	899
*	VeriSign Inc.	10,388	857
^,*	VMware Inc. Class A	8,838	794
	Leidos Holdings Inc.	14,658	781
*	Arrow Electronics Inc.	9,928	717
	Marvell Technology Group Ltd.	44,775	699
*	ON Semiconductor Corp.	45,746	692
	Cognex Corp.	8,924	685
*	PTC Inc.	12,501	674
	SS&C Technologies Holdings Inc.	18,999	665
*	NCR Corp.	13,568	652
	Avnet Inc.	14,077	649
	Teradyne Inc.	22,005	626
*	Fortinet Inc.	16,357	611
*	IAC/InterActiveCorp	7,941	587
*	Ultimate Software Group Inc.	3,014	583
	Brocade Communications Systems Inc.	45,013	554
	CSRA Inc.	18,375	548
*	ARRIS International plc	21,224	548
*	Tyler Technologies Inc.	3,590	544
*	CommScope Holding Co. Inc.	13,877	528
	Jabil Circuit Inc.	20,337	519
*	Arista Networks Inc.	4,325	515
	Sabre Corp.	22,435	492
*	Teradata Corp.	14,713	458
*	IPG Photonics Corp.	3,839	454
	Cypress Semiconductor Corp.	33,693	447
*	Guidewire Software Inc.	8,032	439
	DST Systems Inc.	3,641	435
*	Nuance Communications Inc.	24,351	415
*	Manhattan Associates Inc.	8,152	409
*	Tableau Software Inc. Class A	6,108	322
*	Cree Inc.	11,125	302
	Dolby Laboratories Inc. Class A	5,672	277
*	EchoStar Corp. Class A	4,889	260
*	VeriFone Systems Inc.	12,198	252

15

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Yelp Inc. Class A	7,464	252
* Zynga Inc. Class A	82,224	218
* GoDaddy Inc. Class A	5,490	202
* FireEye Inc.	15,927	179
* Groupon Inc. Class A	39,301	166
* Black Knight Financial Services Inc. Class A	2,443	94
* Atlassian Corp. plc Class A	3,114	89
* Twilio Inc. Class A	2,236	71
* Inovalon Holdings Inc. Class A	5,722	69
* Match Group Inc.	3,325	54
* Nutanix Inc.	1,779	53
* CommerceHub Inc.	2,640	43
* CommerceHub Inc. Class A	1,299	21
		449,783
Utilities (5.4%)
AT&T Inc.	684,814	28,618
Verizon Communications Inc.	453,670	22,516
NextEra Energy Inc.	51,156	6,702
Duke Energy Corp.	76,588	6,322
Dominion Resources Inc.	68,398	5,310
Southern Co.	104,320	5,302
PG&E Corp.	55,222	3,686
American Electric Power Co. Inc.	54,572	3,655
Exelon Corp.	98,526	3,617
Sempra Energy	27,852	3,072
Edison International	35,234	2,810
PPL Corp.	74,928	2,763
Consolidated Edison Inc.	33,996	2,619
Public Service Enterprise Group Inc.	55,859	2,568
Xcel Energy Inc.	56,161	2,455
WEC Energy Group Inc.	34,896	2,103
Eversource Energy	35,105	2,059
DTE Energy Co.	19,835	2,011
* T-Mobile US Inc.	31,548	1,973
* Level 3 Communications Inc.	32,213	1,844
American Water Works Co. Inc.	19,759	1,541
Entergy Corp.	19,808	1,519
FirstEnergy Corp.	46,772	1,517
Ameren Corp.	26,714	1,461
CenturyLink Inc.	59,625	1,447
CMS Energy Corp.	30,789	1,371
CenterPoint Energy Inc.	48,267	1,319
Pinnacle West Capital Corp.	12,297	1,011
SCANA Corp.	14,436	1,001
Alliant Energy Corp.	24,838	981
UGI Corp.	19,224	927
Atmos Energy Corp.	11,067	866
NiSource Inc.	35,899	858
Westar Energy Inc. Class A	15,769	851
AES Corp.	72,490	835
OGE Energy Corp.	21,840	804
* Sprint Corp.	82,802	730
Great Plains Energy Inc.	23,689	688
Aqua America Inc.	19,322	613
* Zayo Group Holdings Inc.	18,341	578
MDU Resources Group Inc.	21,133	573
NRG Energy Inc.	34,128	565
Vectren Corp.	9,140	515
National Fuel Gas Co.	8,164	492
* Calpine Corp.	38,842	455
Hawaiian Electric Industries Inc.	12,211	406
^ Frontier Communications Corp.	125,051	366
Telephone & Data Systems Inc.	10,857	294
Avangrid Inc.	6,329	277

16

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2017

				Market
				Value
			Shares	($000)
* United States Cellular Corp.			1,588	59
				136,925
Total Common Stocks (Cost $2,055,386)				2,521,953

	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	0.864%		81,919	8,193

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	0.556%	6/15/17	300	299
United States Treasury Bill	0.602%	7/20/17	400	399
				698
Total Temporary Cash Investments (Cost $8,891)				8,891
Total Investments (100.1%) (Cost $2,064,277)				2,530,844
Other Assets and Liabilities—Net (-0.1%)[4]				(2,570)
Net Assets (100%)				2,528,274

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,243,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $3,496,000 of collateral received for securities on loan.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Consumer Discretionary (5.5%)
	Wal-Mart Stores Inc.	340,879	24,179
	General Motors Co.	315,898	11,638
	Ford Motor Co.	875,037	10,964
	Target Corp.	118,692	6,976
	Time Warner Inc.	60,794	5,971
	Carnival Corp.	91,737	5,133
	Royal Caribbean Cruises Ltd.	37,863	3,639
	Comcast Corp. Class A	81,398	3,046
	Best Buy Co. Inc.	62,527	2,759
	Whirlpool Corp.	14,998	2,678
*	MGM Resorts International	96,523	2,538
	L Brands Inc.	44,551	2,344
	Macy's Inc.	69,416	2,306
	Tiffany & Co.	24,635	2,263
	Goodyear Tire & Rubber Co.	59,738	2,094
	Coach Inc.	50,955	1,941
*	Liberty Broadband Corp.	22,517	1,935
	Coty Inc. Class A	96,818	1,818
	BorgWarner Inc.	42,967	1,813
	Kohl's Corp.	41,527	1,770
	PVH Corp.	18,157	1,663
	Twenty-First Century Fox Inc. Class A	55,450	1,659
*	Norwegian Cruise Line Holdings Ltd.	32,460	1,646
*	Liberty Media Corp-Liberty SiriusXM Class C Shares	40,044	1,559
	Marriott International Inc. Class A	17,718	1,541
	News Corp. Class A	107,180	1,374
	Staples Inc.	145,679	1,310
	Garmin Ltd.	25,252	1,303
	TEGNA Inc.	49,350	1,265
	Bed Bath & Beyond Inc.	30,137	1,218
	PulteGroup Inc.	53,458	1,179
	Gap Inc.	47,199	1,171
	Aramark	30,952	1,106
*	Adient plc	16,388	1,100
	DR Horton Inc.	34,122	1,092
	Lennar Corp. Class A	20,191	985
	H&R Block Inc.	46,212	950
	Harman International Industries Inc.	8,438	942
	Ralph Lauren Corp. Class A	11,726	930
*	Liberty Media Corp-Liberty SiriusXM Class A Shares	21,545	847
*	Liberty Interactive Corp. QVC Group Class A	43,979	830
	CST Brands Inc.	16,960	816
	Nielsen Holdings plc	17,708	786
	Twenty-First Century Fox Inc.	24,324	714
*	Madison Square Garden Co. Class A	3,910	701
*	DISH Network Corp. Class A	11,169	692
*	Mohawk Industries Inc.	2,865	648
*	Liberty Ventures Class A	14,675	644
*	Toll Brothers Inc.	18,543	633
*	Burlington Stores Inc.	6,883	613
	International Game Technology plc	21,203	572
	GameStop Corp. Class A	23,174	566
	Tribune Media Co. Class A	15,950	551
*	Liberty Broadband Corp. Class A	6,483	546
	Graham Holdings Co. Class B	995	536
	John Wiley & Sons Inc. Class A	10,167	531
	CalAtlantic Group Inc.	14,816	523
	Gentex Corp.	22,123	465
*	Cabela's Inc.	9,715	455
*,^	JC Penney Co. Inc.	68,101	432
	Penske Automotive Group Inc.	8,578	431

18

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Liberty Expedia Holdings Inc. Class A	9,813	425
Viacom Inc. Class B	9,643	419
* AutoNation Inc.	8,991	413
* Tesla Inc.	1,628	407
Lear Corp.	2,862	406
* Live Nation Entertainment Inc.	12,569	357
* Hyatt Hotels Corp. Class A	6,875	353
* Hertz Global Holdings Inc.	13,128	298
Wendy's Co.	20,726	289
Regal Entertainment Group Class A	13,167	284
* Hilton Worldwide Holdings Inc.	4,708	269
Extended Stay America Inc.	14,815	256
Foot Locker Inc.	3,126	237
Brunswick Corp.	3,933	236
* Vista Outdoor Inc.	11,322	229
Dillard's Inc. Class A	3,967	216
Dick's Sporting Goods Inc.	4,315	211
* Murphy USA Inc.	3,215	205
AMERCO	527	204
Genuine Parts Co.	1,978	189
Wynn Resorts Ltd.	1,659	159
Choice Hotels International Inc.	2,142	130
* Urban Outfitters Inc.	4,719	123
* Lions Gate Entertainment Corp. Class B	4,426	111
* Lions Gate Entertainment Corp. Class A	3,536	95
* Discovery Communications Inc.	3,309	93
* Michaels Cos. Inc.	4,519	91
Signet Jewelers Ltd.	1,411	90
* Pandora Media Inc.	6,469	80
* Discovery Communications Inc. Class A	2,540	73
News Corp. Class B	5,212	69
* Hilton Grand Vacations Inc.	1,393	42
* Fitbit Inc. Class A	4,914	30
* Clear Channel Outdoor Holdings Inc. Class A	4,608	22
Lennar Corp. Class B	5	—
		142,441
Consumer Staples (7.3%)
Procter & Gamble Co.	577,408	52,585
Philip Morris International Inc.	312,217	34,141
Mondelez International Inc. Class A	336,765	14,791
Walgreens Boots Alliance Inc.	153,809	13,286
Colgate-Palmolive Co.	160,357	11,703
Kraft Heinz Co.	117,087	10,715
Coca-Cola Co.	221,343	9,288
Archer-Daniels-Midland Co.	129,705	6,092
PepsiCo Inc.	42,331	4,672
Reynolds American Inc.	71,329	4,392
Molson Coors Brewing Co. Class B	38,707	3,886
JM Smucker Co.	26,043	3,691
Bunge Ltd.	31,212	2,555
Mead Johnson Nutrition Co.	26,898	2,361
Tyson Foods Inc. Class A	34,729	2,173
Whole Foods Market Inc.	59,517	1,825
Kimberly-Clark Corp.	11,928	1,581
Pinnacle Foods Inc.	25,990	1,485
CVS Health Corp.	13,993	1,128
* Edgewell Personal Care Co.	13,236	977
Conagra Brands Inc.	20,832	858
* TreeHouse Foods Inc.	8,283	705
Clorox Co.	4,330	592
Ingredion Inc.	4,692	567
Energizer Holdings Inc.	9,646	529
* Post Holdings Inc.	6,138	502
Nu Skin Enterprises Inc. Class A	8,987	445

19

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Kellogg Co.	4,334	321
Lamb Weston Holdings Inc.	6,998	274
Hormel Foods Corp.	7,750	273
Pilgrim's Pride Corp.	11,516	235
* Hain Celestial Group Inc.	6,057	214
Brown-Forman Corp. Class B	1,704	83
Flowers Foods Inc.	3,463	67
Brown-Forman Corp. Class A	1,295	65
		189,057
Energy (12.2%)
Exxon Mobil Corp.	940,846	76,510
Chevron Corp.	424,203	47,723
Schlumberger Ltd.	314,089	25,240
ConocoPhillips	279,778	13,309
Occidental Petroleum Corp.	171,920	11,269
EOG Resources Inc.	110,099	10,679
Halliburton Co.	193,459	10,342
Kinder Morgan Inc.	433,618	9,240
Anadarko Petroleum Corp.	126,124	8,154
Phillips 66	101,554	7,941
Valero Energy Corp.	105,813	7,190
Pioneer Natural Resources Co.	36,653	6,816
Baker Hughes Inc.	98,648	5,946
Marathon Petroleum Corp.	118,476	5,876
Devon Energy Corp.	107,250	4,650
* Concho Resources Inc.	31,714	4,201
Williams Cos. Inc.	140,556	3,983
Noble Energy Inc.	95,328	3,471
National Oilwell Varco Inc.	84,926	3,433
Hess Corp.	63,382	3,260
Marathon Oil Corp.	190,191	3,043
EQT Corp.	38,551	2,309
Tesoro Corp.	26,735	2,278
Targa Resources Corp.	39,915	2,255
Cimarex Energy Co.	17,661	2,220
* Cheniere Energy Inc.	44,786	2,152
* Diamondback Energy Inc.	15,278	1,541
^ Helmerich & Payne Inc.	21,739	1,486
Apache Corp.	26,494	1,393
Range Resources Corp.	45,977	1,270
* Weatherford International plc	218,735	1,238
* Newfield Exploration Co.	33,343	1,216
* Energen Corp.	22,031	1,157
* Parsley Energy Inc. Class A	38,016	1,155
* WPX Energy Inc.	86,483	1,116
* Transocean Ltd.	76,769	1,061
HollyFrontier Corp.	36,124	1,058
Murphy Oil Corp.	36,448	1,031
Patterson-UTI Energy Inc.	36,856	1,018
* Antero Resources Corp.	39,876	956
Nabors Industries Ltd.	62,612	917
* CONSOL Energy Inc.	50,621	788
* QEP Resources Inc.	53,907	742
Cabot Oil & Gas Corp.	30,927	677
* Chesapeake Energy Corp.	123,680	674
* Rice Energy Inc.	35,223	657
Ensco plc Class A	67,088	653
* Gulfport Energy Corp.	35,864	622
Oceaneering International Inc.	21,836	618
* First Solar Inc.	16,734	606
PBF Energy Inc. Class A	24,553	601
* Superior Energy Services Inc.	33,843	558
World Fuel Services Corp.	15,401	557
SM Energy Co.	21,508	530

20

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Dril-Quip Inc.	8,608	528
*	Rowan Cos. plc Class A	27,848	505
*	Whiting Petroleum Corp.	45,862	498
*	Continental Resources Inc.	10,994	497
*	Laredo Petroleum Inc.	32,146	445
	Noble Corp. plc	53,242	356
^	RPC Inc.	13,137	263
*	Diamond Offshore Drilling Inc.	14,814	249
*	Kosmos Energy Ltd.	36,570	225
^	Valvoline Inc.	6,893	155
*	Extraction Oil & Gas Inc.	8,633	153
*,^	SunPower Corp. Class A	12,320	108
^	Frank's International NV	7,742	94
			313,462
Financial Services (31.8%)
	JPMorgan Chase & Co.	820,923	74,392
*	Berkshire Hathaway Inc. Class B	426,426	73,098
	Wells Fargo & Co.	1,030,558	59,649
	Bank of America Corp.	2,317,243	57,190
	Citigroup Inc.	625,191	37,393
	Goldman Sachs Group Inc.	86,861	21,547
	US Bancorp	365,352	20,094
	Morgan Stanley	321,877	14,700
	American International Group Inc.	229,519	14,671
	American Express Co.	182,270	14,593
	Chubb Ltd.	103,901	14,356
	PNC Financial Services Group Inc.	112,471	14,310
	Bank of New York Mellon Corp.	235,968	11,124
	Prudential Financial Inc.	99,628	11,013
	MetLife Inc.	209,668	10,995
	BlackRock Inc.	28,184	10,920
	Capital One Financial Corp.	110,005	10,325
	CME Group Inc.	76,074	9,240
	BB&T Corp.	183,011	8,825
	Travelers Cos. Inc.	65,730	8,035
	State Street Corp.	88,949	7,090
	Allstate Corp.	84,221	6,920
	Synchrony Financial	190,847	6,916
	SunTrust Banks Inc.	113,114	6,729
	Aflac Inc.	90,636	6,557
	Prologis Inc.	117,747	6,011
	AvalonBay Communities Inc.	30,844	5,668
	Welltower Inc.	80,410	5,659
	Weyerhaeuser Co.	166,881	5,627
	M&T Bank Corp.	33,654	5,619
	Equity Residential	80,096	5,052
	Fifth Third Bancorp	172,524	4,734
	Progressive Corp.	118,542	4,644
	Discover Financial Services	64,473	4,587
	KeyCorp	243,294	4,567
	Regions Financial Corp.	286,676	4,378
	Hartford Financial Services Group Inc.	88,221	4,313
	Vornado Realty Trust	38,616	4,243
	Northern Trust Corp.	46,729	4,082
	Boston Properties Inc.	28,656	3,984
	Intercontinental Exchange Inc.	68,700	3,925
	Principal Financial Group Inc.	60,440	3,780
	Realty Income Corp.	57,718	3,537
	Franklin Resources Inc.	81,129	3,492
	HCP Inc.	104,979	3,442
	Huntington Bancshares Inc.	241,773	3,419
	Ventas Inc.	52,226	3,397
	Ameriprise Financial Inc.	24,541	3,227
*	GGP Inc.	129,368	3,216

21

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Markel Corp.	3,075	3,013
Host Hotels & Resorts Inc.	165,320	2,974
Loews Corp.	63,072	2,963
Lincoln National Corp.	41,766	2,930
Thomson Reuters Corp.	67,518	2,856
Comerica Inc.	39,374	2,807
Unum Group	53,675	2,621
Citizens Financial Group Inc.	70,089	2,619
Mid-America Apartment Communities Inc.	25,188	2,588
Fidelity National Information Services Inc.	31,394	2,583
Annaly Capital Management Inc.	226,874	2,518
Invesco Ltd.	77,045	2,480
SL Green Realty Corp.	21,955	2,474
Cincinnati Financial Corp.	33,635	2,454
* Arch Capital Group Ltd.	25,904	2,450
Ally Financial Inc.	101,268	2,277
FNF Group	58,903	2,258
Raymond James Financial Inc.	28,493	2,238
Everest Re Group Ltd.	9,370	2,203
Kimco Realty Corp.	90,703	2,200
Charles Schwab Corp.	53,874	2,177
UDR Inc.	59,493	2,171
Macerich Co.	32,214	2,171
* E*TRADE Financial Corp.	62,866	2,169
* Alleghany Corp.	3,341	2,158
Alexandria Real Estate Equities Inc.	17,807	2,125
Torchmark Corp.	26,831	2,080
Zions Bancorporation	45,629	2,049
Essex Property Trust Inc.	8,522	2,000
Duke Realty Corp.	77,815	1,995
Leucadia National Corp.	74,243	1,976
VEREIT Inc.	217,881	1,976
CIT Group Inc.	44,685	1,917
Voya Financial Inc.	45,959	1,895
Reinsurance Group of America Inc. Class A	14,412	1,874
Nasdaq Inc.	25,138	1,788
East West Bancorp Inc.	32,461	1,757
Kilroy Realty Corp.	21,672	1,672
Apartment Investment & Management Co.	35,150	1,635
Camden Property Trust	19,229	1,628
New York Community Bancorp Inc.	106,462	1,627
XL Group Ltd.	39,414	1,596
WR Berkley Corp.	21,657	1,538
American Campus Communities Inc.	29,506	1,508
PacWest Bancorp	26,704	1,471
WP Carey Inc.	23,321	1,471
American Financial Group Inc.	15,529	1,461
National Retail Properties Inc.	32,262	1,460
AGNC Investment Corp.	74,185	1,456
Axis Capital Holdings Ltd.	20,371	1,412
RenaissanceRe Holdings Ltd.	9,464	1,397
Regency Centers Corp.	19,253	1,354
People's United Financial Inc.	69,551	1,335
Endurance Specialty Holdings Ltd.	14,351	1,334
Liberty Property Trust	32,637	1,287
Starwood Property Trust Inc.	56,175	1,284
Douglas Emmett Inc.	31,714	1,279
Assurant Inc.	12,783	1,265
Sun Communities Inc.	14,911	1,235
Assured Guaranty Ltd.	29,704	1,221
Simon Property Group Inc.	6,451	1,190
* Colony NorthStar Inc. Class A	80,794	1,186
Synovus Financial Corp.	28,045	1,184
Spirit Realty Capital Inc.	107,432	1,181

22

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Forest City Realty Trust Inc. Class A	51,600	1,179
Commerce Bancshares Inc.	19,837	1,171
Jones Lang LaSalle Inc.	10,191	1,169
Hospitality Properties Trust	36,658	1,165
Digital Realty Trust Inc.	10,768	1,163
Highwoods Properties Inc.	21,625	1,135
Old Republic International Corp.	54,424	1,127
Cullen/Frost Bankers Inc.	12,121	1,121
EPR Properties	14,364	1,105
Lazard Ltd. Class A	24,761	1,066
Navient Corp.	69,158	1,066
Brown & Brown Inc.	24,654	1,063
First Horizon National Corp.	52,732	1,051
Allied World Assurance Co. Holdings AG	19,823	1,047
Popular Inc.	22,959	1,012
Brixmor Property Group Inc.	43,106	1,006
DDR Corp.	68,635	992
DCT Industrial Trust Inc.	20,351	974
Validus Holdings Ltd.	16,710	963
* Howard Hughes Corp.	8,218	956
Senior Housing Properties Trust	46,385	951
First American Financial Corp.	24,098	941
T. Rowe Price Group Inc.	12,981	924
Weingarten Realty Investors	25,937	920
Realogy Holdings Corp.	32,702	906
White Mountains Insurance Group Ltd.	959	898
CoreCivic Inc.	26,427	891
Legg Mason Inc.	23,467	885
American Homes 4 Rent Class A	37,018	880
BankUnited Inc.	22,045	874
* Equity Commonwealth	27,861	871
Associated Banc-Corp	33,485	862
Crown Castle International Corp.	9,113	852
Hanover Insurance Group Inc.	9,393	846
Omega Healthcare Investors Inc.	25,491	832
STORE Capital Corp.	33,385	832
Bank of Hawaii Corp.	9,715	820
Rayonier Inc.	28,254	809
Retail Properties of America Inc.	52,304	806
Uniti Group Inc.	27,811	806
Chimera Investment Corp.	41,235	793
* Signature Bank	4,836	762
Aspen Insurance Holdings Ltd.	13,366	749
Piedmont Office Realty Trust Inc. Class A	32,332	742
Paramount Group Inc.	41,635	726
Corporate Office Properties Trust	21,227	724
Apple Hospitality REIT Inc.	36,575	718
Arthur J Gallagher & Co.	12,431	708
Two Harbors Investment Corp.	76,080	708
ProAssurance Corp.	11,924	705
Outfront Media Inc.	26,158	679
Brandywine Realty Trust	39,917	665
Equity One Inc.	20,776	658
MFA Financial Inc.	81,788	656
LPL Financial Holdings Inc.	16,426	649
Columbia Property Trust Inc.	27,470	634
TCF Financial Corp.	35,127	611
First Republic Bank	6,506	610
* SVB Financial Group	3,021	577
Dun & Bradstreet Corp.	4,844	511
BOK Financial Corp.	5,821	480
* Western Alliance Bancorp	9,167	473
Taubman Centers Inc.	6,717	469
Interactive Brokers Group Inc.	12,638	464

23

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Care Capital Properties Inc.	17,376	457
Moody's Corp.	3,936	438
AmTrust Financial Services Inc.	18,682	430
* Quality Care Properties Inc.	21,426	407
* Santander Consumer USA Holdings Inc.	24,748	366
* OneMain Holdings Inc. Class A	12,778	358
Mercury General Corp.	6,060	355
CubeSmart	12,693	346
* CoreLogic Inc.	8,102	317
Life Storage Inc.	3,462	307
CNA Financial Corp.	6,221	267
Affiliated Managers Group Inc.	1,551	260
Healthcare Trust of America Inc. Class A	8,091	260
Empire State Realty Trust Inc.	11,491	251
TD Ameritrade Holding Corp.	6,346	248
TFS Financial Corp.	13,832	235
* Zillow Group Inc.	6,869	233
American National Insurance Co.	1,657	199
Erie Indemnity Co. Class A	1,577	187
First Hawaiian Inc.	5,481	174
* SLM Corp.	13,884	166
* Zillow Group Inc. Class A	3,680	124
Park Hotels & Resorts Inc.	3,875	99
CyrusOne Inc.	1,816	92
Tanger Factory Outlet Centers Inc.	1,877	64
* Donnelley Financial Solutions Inc.	1,918	44
		819,828
Health Care (10.7%)
Johnson & Johnson	512,625	62,648
Pfizer Inc.	1,260,597	43,012
Merck & Co. Inc.	625,033	41,171
Medtronic plc	315,912	25,560
Abbott Laboratories	347,670	15,673
Danaher Corp.	100,303	8,581
Thermo Fisher Scientific Inc.	48,123	7,588
Allergan plc	30,781	7,536
Anthem Inc.	43,199	7,120
Aetna Inc.	50,740	6,533
Cigna Corp.	38,160	5,682
Baxter International Inc.	99,982	5,091
Dentsply Sirona Inc.	51,766	3,288
Quest Diagnostics Inc.	31,807	3,099
* Mylan NV	70,123	2,935
Agilent Technologies Inc.	54,103	2,776
Perrigo Co. plc	30,887	2,309
Zimmer Biomet Holdings Inc.	19,429	2,275
* HCA Holdings Inc.	22,299	1,945
Universal Health Services Inc. Class B	14,525	1,824
* Laboratory Corp. of America Holdings	12,688	1,805
* DaVita Inc.	22,896	1,589
Teleflex Inc.	8,036	1,536
* QIAGEN NV	49,535	1,410
* Mallinckrodt plc	24,739	1,297
* Express Scripts Holding Co.	16,726	1,182
* United Therapeutics Corp.	7,181	1,061
PerkinElmer Inc.	19,421	1,054
* Bio-Rad Laboratories Inc. Class A	4,733	921
* Centene Corp.	9,970	703
* Endo International plc	46,247	631
* Alere Inc.	15,660	600
* Brookdale Senior Living Inc.	40,850	588
* Envision Healthcare Corp.	7,586	531
* LifePoint Health Inc.	8,260	529
* Allscripts Healthcare Solutions Inc.	42,683	520

24

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Quintiles IMS Holdings Inc.	6,355	492
* Acadia Healthcare Co. Inc.	10,951	490
Cooper Cos. Inc.	2,416	481
* VWR Corp.	16,831	473
Cardinal Health Inc.	5,508	448
* MEDNAX Inc.	6,224	443
Humana Inc.	2,029	429
* Premier Inc. Class A	7,332	230
* Alnylam Pharmaceuticals Inc.	2,292	118
* WellCare Health Plans Inc.	755	107
* Patheon NV	2,768	87
Hill-Rom Holdings Inc.	948	63
* OPKO Health Inc.	5,725	48
* Juno Therapeutics Inc.	1,254	30
		276,542
Materials & Processing (3.2%)
Dow Chemical Co.	252,735	15,735
International Paper Co.	92,418	4,870
Nucor Corp.	71,853	4,496
Newmont Mining Corp.	119,364	4,087
LyondellBasell Industries NV Class A	43,637	3,981
Monsanto Co.	34,455	3,922
* Freeport-McMoRan Inc.	234,231	3,139
WestRock Co.	56,530	3,037
Celanese Corp. Class A	30,127	2,686
Eastman Chemical Co.	33,174	2,662
Albemarle Corp.	25,150	2,553
Mosaic Co.	78,603	2,452
Ingersoll-Rand plc	28,798	2,285
Ashland Global Holdings Inc.	13,987	1,688
CF Industries Holdings Inc.	52,609	1,653
Steel Dynamics Inc.	45,103	1,651
Owens Corning	25,770	1,507
Reliance Steel & Aluminum Co.	15,741	1,333
United States Steel Corp.	34,344	1,330
Sonoco Products Co.	22,369	1,193
* Alcoa Corp.	32,726	1,132
Huntsman Corp.	44,941	1,016
Praxair Inc.	7,877	935
Royal Gold Inc.	13,693	904
Bemis Co. Inc.	18,164	900
Masco Corp.	26,369	891
Air Products & Chemicals Inc.	5,730	805
Cabot Corp.	13,640	791
AptarGroup Inc.	10,281	766
Timken Co.	15,807	699
* USG Corp.	19,678	664
Tahoe Resources Inc.	68,005	576
* Platform Specialty Products Corp.	43,236	570
^ Compass Minerals International Inc.	7,461	566
Domtar Corp.	14,206	541
Westlake Chemical Corp.	8,420	534
WR Grace & Co.	7,175	508
* Armstrong World Industries Inc.	10,319	475
Southern Copper Corp.	10,475	384
FMC Corp.	5,804	334
Graphic Packaging Holding Co.	21,366	285
Martin Marietta Materials Inc.	1,297	280
Vulcan Materials Co.	1,998	241
Valmont Industries Inc.	1,006	158
Lennox International Inc.	642	106
* Versum Materials Inc.	2,873	87
Scotts Miracle-Gro Co.	868	79

25

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
NewMarket Corp.	106	46
		81,533
Other (0.0%)[2]
Enbridge Inc.	750	32
Invitation Homes Inc.	563	12
		44
Producer Durables (10.0%)
General Electric Co.	1,671,753	49,835
United Technologies Corp.	174,883	19,683
Union Pacific Corp.	160,193	17,291
Caterpillar Inc.	125,816	12,161
CSX Corp.	215,146	10,447
Norfolk Southern Corp.	66,577	8,058
Eaton Corp. plc	103,136	7,424
Emerson Electric Co.	121,116	7,279
Johnson Controls International plc	162,089	6,798
Raytheon Co.	41,381	6,379
General Dynamics Corp.	32,176	6,107
Deere & Co.	53,369	5,843
American Airlines Group Inc.	119,218	5,527
* United Continental Holdings Inc.	71,505	5,298
Cummins Inc.	35,604	5,287
PACCAR Inc.	70,429	4,705
Parker-Hannifin Corp.	30,131	4,665
Stanley Black & Decker Inc.	29,573	3,760
Republic Services Inc. Class A	52,777	3,270
L3 Technologies Inc.	17,188	2,893
Fortive Corp.	50,133	2,890
Arconic Inc.	98,909	2,848
Dover Corp.	34,464	2,761
Roper Technologies Inc.	10,878	2,276
AMETEK Inc.	41,957	2,264
Pentair plc	37,381	2,170
Kansas City Southern	24,204	2,145
Textron Inc.	41,796	1,977
Delta Air Lines Inc.	38,487	1,922
Fluor Corp.	31,214	1,729
Xerox Corp.	226,214	1,683
Jacobs Engineering Group Inc.	27,099	1,529
* Keysight Technologies Inc.	38,893	1,462
ManpowerGroup Inc.	15,050	1,460
* JetBlue Airways Corp.	66,463	1,327
Macquarie Infrastructure Corp.	16,789	1,292
Waste Management Inc.	17,239	1,264
* AECOM	33,893	1,232
Orbital ATK Inc.	13,244	1,224
Allison Transmission Holdings Inc.	31,561	1,136
FLIR Systems Inc.	30,869	1,133
Oshkosh Corp.	16,517	1,121
Carlisle Cos. Inc.	9,948	1,028
* Genesee & Wyoming Inc. Class A	13,659	1,013
AGCO Corp.	15,514	945
Xylem Inc.	19,414	934
Ryder System Inc.	11,974	912
Rockwell Automation Inc.	6,028	911
Trinity Industries Inc.	33,327	895
* Quanta Services Inc.	23,877	891
* Colfax Corp.	22,218	845
* Spirit Airlines Inc.	16,071	839
ITT Inc.	20,344	834
* Kirby Corp.	11,788	816
Spirit AeroSystems Holdings Inc. Class A	13,158	811
Chicago Bridge & Iron Co. NV	23,728	797
Crane Co.	10,899	788

26

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* WESCO International Inc.	11,067	769
Terex Corp.	23,990	749
Regal Beloit Corp.	9,970	742
* Conduent Inc.	45,901	739
Copa Holdings SA Class A	6,934	738
Expeditors International of Washington Inc.	11,873	669
* Clean Harbors Inc.	11,012	638
Snap-on Inc.	3,486	591
MSC Industrial Direct Co. Inc. Class A	5,819	585
Flowserve Corp.	11,630	540
* Old Dominion Freight Line Inc.	5,801	532
Hubbell Inc. Class B	4,443	527
KBR Inc.	32,054	482
Alaska Air Group Inc.	4,839	473
Air Lease Corp. Class A	11,064	431
Lincoln Electric Holdings Inc.	5,104	430
Huntington Ingalls Industries Inc.	1,759	384
* United Rentals Inc.	2,978	381
* Trimble Inc.	11,861	368
* Manitowoc Foodservice Inc.	16,137	308
* Herc Holdings Inc.	4,316	223
* Zebra Technologies Corp.	2,246	204
National Instruments Corp.	4,896	158
IDEX Corp.	1,214	112
Avery Dennison Corp.	1,239	100
Donaldson Co. Inc.	2,328	100
RR Donnelley & Sons Co.	5,098	86
* Stericycle Inc.	951	79
LSC Communications Inc.	1,918	55
Booz Allen Hamilton Holding Corp. Class A	1,426	51
		257,058
Technology (9.4%)
Cisco Systems Inc.	1,134,529	38,778
Intel Corp.	970,131	35,119
Oracle Corp.	601,115	25,601
QUALCOMM Inc.	262,587	14,831
Apple Inc.	103,754	14,213
International Business Machines Corp.	62,037	11,155
* Yahoo! Inc.	195,395	8,922
Hewlett Packard Enterprise Co.	389,326	8,884
HP Inc.	390,153	6,777
Corning Inc.	214,083	5,911
Analog Devices Inc.	69,026	5,655
* Micron Technology Inc.	233,171	5,465
Western Digital Corp.	63,553	4,886
Symantec Corp.	118,541	3,387
Harris Corp.	28,126	3,091
* Dell Technologies Inc. Class V	43,510	2,762
Motorola Solutions Inc.	34,819	2,750
NetApp Inc.	64,996	2,719
Applied Materials Inc.	70,244	2,544
Juniper Networks Inc.	83,751	2,345
Xilinx Inc.	38,945	2,291
* Synopsys Inc.	30,603	2,186
Computer Sciences Corp.	31,228	2,141
CA Inc.	65,392	2,110
Amdocs Ltd.	33,259	2,017
Linear Technology Corp.	28,331	1,830
* Qorvo Inc.	25,991	1,718
* ANSYS Inc.	14,668	1,566
* Arrow Electronics Inc.	20,511	1,481
Marvell Technology Group Ltd.	90,670	1,414
Avnet Inc.	28,460	1,311
Teradyne Inc.	45,886	1,305

27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	ON Semiconductor Corp.	83,716	1,267
*	SBA Communications Corp. Class A	10,196	1,180
*,^	VMware Inc. Class A	12,533	1,127
	Brocade Communications Systems Inc.	90,535	1,114
	Jabil Circuit Inc.	42,299	1,079
	Cypress Semiconductor Corp.	70,380	934
*	ARRIS International plc	32,939	850
	Lam Research Corp.	7,083	840
	Leidos Holdings Inc.	14,693	783
*	PTC Inc.	14,431	778
*	Autodesk Inc.	8,772	757
	Dolby Laboratories Inc. Class A	11,252	550
*	EchoStar Corp. Class A	10,056	536
*	Zynga Inc. Class A	161,050	427
*	Cree Inc.	14,337	389
	Skyworks Solutions Inc.	3,508	333
*	FireEye Inc.	25,466	287
*	Akamai Technologies Inc.	4,376	274
*	Twitter Inc.	16,590	262
*	IAC/InterActiveCorp	3,514	260
*	Nuance Communications Inc.	12,663	216
*	IPG Photonics Corp.	1,361	161
*	Yelp Inc. Class A	3,710	125
	SS&C Technologies Holdings Inc.	2,553	89
*	CommerceHub Inc. Class A	4,195	69
*	CommerceHub Inc.	3,337	55
*	Twilio Inc. Class A	1,140	36
*	Nutanix Inc.	821	25
			241,968
Utilities (9.7%)
	AT&T Inc.	1,389,871	58,083
	Verizon Communications Inc.	459,879	22,824
	NextEra Energy Inc.	103,939	13,616
	Duke Energy Corp.	155,315	12,821
	Southern Co.	211,604	10,754
	Dominion Resources Inc.	130,333	10,119
	PG&E Corp.	111,777	7,461
	American Electric Power Co. Inc.	110,886	7,426
	Exelon Corp.	200,002	7,342
	Sempra Energy	56,344	6,214
	Edison International	71,168	5,675
	PPL Corp.	153,144	5,648
	Consolidated Edison Inc.	68,623	5,287
	Public Service Enterprise Group Inc.	113,715	5,229
	Xcel Energy Inc.	114,429	5,002
	WEC Energy Group Inc.	70,893	4,273
	Eversource Energy	71,281	4,181
	DTE Energy Co.	40,276	4,083
*	Level 3 Communications Inc.	65,808	3,768
	American Water Works Co. Inc.	39,847	3,108
	FirstEnergy Corp.	95,545	3,099
	Entergy Corp.	40,203	3,082
	Ameren Corp.	54,603	2,986
	CenturyLink Inc.	120,384	2,921
	CMS Energy Corp.	62,530	2,784
	CenterPoint Energy Inc.	97,784	2,671
	Pinnacle West Capital Corp.	24,913	2,048
	SCANA Corp.	29,332	2,034
	Alliant Energy Corp.	51,237	2,023
	UGI Corp.	38,886	1,875
	Atmos Energy Corp.	22,671	1,775
	NiSource Inc.	73,149	1,749
	Westar Energy Inc. Class A	31,744	1,714
	AES Corp.	148,608	1,712

28

	Vanguard® Russell 1000 Value Index Fund
	Schedule of Investments
	February 28, 2017

					Market
					Value
				Shares	($000)
	OGE Energy Corp.			45,139	1,662
*	T-Mobile US Inc.			24,471	1,530
*	Sprint Corp.			170,633	1,503
	Great Plains Energy Inc.			48,655	1,414
	Aqua America Inc.			39,955	1,268
	MDU Resources Group Inc.			43,580	1,181
	NRG Energy Inc.			70,237	1,163
	Vectren Corp.			18,731	1,055
	National Fuel Gas Co.			16,720	1,008
*	Calpine Corp.			79,602	932
	Hawaiian Electric Industries Inc.			24,110	802
^	Frontier Communications Corp.			264,114	774
	Telephone & Data Systems Inc.			21,373	578
	Avangrid Inc.			12,733	557
*	United States Cellular Corp.			3,098	116

					250,930

	Total Common Stocks (Cost $2,247,041)				2,572,863

		Coupon

	Temporary Cash Investments (0.1%)[1]
	Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund	0.864%		20,014	2,002

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.556%	6/15/17	300	299

	Total Temporary Cash Investments (Cost $2,301)				2,301

	Total Investments (99.9%) (Cost $2,249,342)				2,575,164
	Other Assets and Liabilities—Net (0.1%)[4]				3,609
	Net Assets (100%)				2,578,773

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,873,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,000,000 of collateral received for securities on loan.
5 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

29

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Consumer Discretionary (22.1%)
*	Amazon.com Inc.	115,234	97,377
	Home Depot Inc.	368,598	53,413
	Walt Disney Co.	480,768	52,928
	Comcast Corp. Class A	1,320,911	49,428
	McDonald's Corp.	246,164	31,423
*	Priceline Group Inc.	14,669	25,291
	Starbucks Corp.	422,557	24,031
	Costco Wholesale Corp.	129,108	22,875
	NIKE Inc. Class B	391,827	22,397
	Lowe's Cos. Inc.	265,066	19,713
*	Charter Communications Inc. Class A	59,380	19,183
*	Netflix Inc.	120,813	17,171
	TJX Cos. Inc.	195,705	15,353
	Time Warner Inc.	153,042	15,030
*	eBay Inc.	316,004	10,712
^,*	Tesla Inc.	34,637	8,659
	Ross Stores Inc.	116,559	7,994
*	O'Reilly Automotive Inc.	27,984	7,603
	Twenty-First Century Fox Inc. Class A	248,995	7,450
	CBS Corp. Class B	112,961	7,446
	Newell Brands Inc.	139,249	6,827
	Yum! Brands Inc.	103,254	6,745
*	AutoZone Inc.	8,687	6,398
	Marriott International Inc. Class A	72,003	6,263
	Delphi Automotive plc	80,793	6,151
	Dollar General Corp.	84,214	6,149
	Omnicom Group Inc.	69,890	5,948
	Las Vegas Sands Corp.	107,697	5,703
	Estee Lauder Cos. Inc. Class A	64,136	5,314
	VF Corp.	100,742	5,284
*	Dollar Tree Inc.	67,091	5,144
*	Ulta Beauty Inc.	17,360	4,747
	Expedia Inc.	35,371	4,211
	Genuine Parts Co.	40,603	3,886
	Viacom Inc. Class B	88,928	3,864
	Nielsen Holdings plc	83,497	3,704
*	CarMax Inc.	57,279	3,697
^,*	Chipotle Mexican Grill Inc. Class A	8,384	3,511
	Advance Auto Parts Inc.	21,007	3,290
	Twenty-First Century Fox Inc.	111,916	3,285
*	Mohawk Industries Inc.	14,365	3,252
	Hasbro Inc.	33,105	3,207
*	DISH Network Corp. Class A	49,828	3,089
	Harley-Davidson Inc.	53,228	3,001
	Interpublic Group of Cos. Inc.	118,259	2,850
*	LKQ Corp.	89,850	2,837
	Tractor Supply Co.	39,631	2,810
	Domino's Pizza Inc.	14,686	2,787
*	Yum China Holdings Inc.	102,809	2,734
	Foot Locker Inc.	35,885	2,715
	Wyndham Worldwide Corp.	32,569	2,711
^	Sirius XM Holdings Inc.	529,145	2,693
	Fortune Brands Home & Security Inc.	45,217	2,615
*	Hilton Worldwide Holdings Inc.	45,266	2,589
	Mattel Inc.	100,620	2,589
	Darden Restaurants Inc.	34,441	2,572
	Lear Corp.	18,021	2,559
	Hanesbrands Inc.	111,782	2,237
	Vail Resorts Inc.	11,412	2,068
	Wynn Resorts Ltd.	21,438	2,061
*	NVR Inc.	1,036	2,005

30

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Scripps Networks Interactive Inc. Class A	24,219	1,956
Leggett & Platt Inc.	38,968	1,916
* Lululemon Athletica Inc.	28,516	1,861
KAR Auction Services Inc.	40,813	1,829
DR Horton Inc.	55,112	1,764
* WABCO Holdings Inc.	15,628	1,755
* Michael Kors Holdings Ltd.	47,606	1,738
Service Corp. International	55,445	1,704
Nordstrom Inc.	36,333	1,695
* Discovery Communications Inc.	59,836	1,680
* ServiceMaster Global Holdings Inc.	40,100	1,597
Thor Industries Inc.	14,223	1,576
^ Polaris Industries Inc.	17,826	1,519
* Panera Bread Co. Class A	6,550	1,512
Dunkin' Brands Group Inc.	26,808	1,475
* TripAdvisor Inc.	33,546	1,391
* Liberty Interactive Corp. QVC Group Class A	72,913	1,377
Pool Corp.	11,881	1,363
Cinemark Holdings Inc.	31,569	1,322
Brunswick Corp.	21,848	1,308
Carter's Inc.	14,761	1,299
Six Flags Entertainment Corp.	21,205	1,285
Lennar Corp. Class A	26,168	1,277
Williams-Sonoma Inc.	25,868	1,257
* Discovery Communications Inc. Class A	41,919	1,206
Signet Jewelers Ltd.	18,601	1,183
Gentex Corp.	53,414	1,123
Target Corp.	18,994	1,116
Aramark	30,943	1,106
Harman International Industries Inc.	9,798	1,094
* Under Armour Inc. Class A	52,896	1,091
* Burlington Stores Inc.	11,807	1,051
* Under Armour Inc.	56,472	1,048
* AMC Networks Inc. Class A	17,407	1,041
Dick's Sporting Goods Inc.	20,129	985
* Skechers U.S.A. Inc. Class A	38,162	980
* Visteon Corp.	10,092	935
* Sally Beauty Holdings Inc.	42,399	927
* Kate Spade & Co.	38,237	912
Tupperware Brands Corp.	14,823	895
Cable One Inc.	1,364	853
* Avis Budget Group Inc.	23,059	797
* Toll Brothers Inc.	21,896	747
* Tempur Sealy International Inc.	15,697	725
* Pandora Media Inc.	56,674	702
L Brands Inc.	12,973	683
* Lions Gate Entertainment Corp. Class B	26,124	653
* Live Nation Entertainment Inc.	21,984	625
Brinker International Inc.	14,201	600
Coach Inc.	15,745	600
PulteGroup Inc.	26,306	580
* Urban Outfitters Inc.	20,447	532
Wendy's Co.	35,474	494
AMERCO	1,147	443
* Michaels Cos. Inc.	21,603	434
* Hilton Grand Vacations Inc.	14,016	420
Choice Hotels International Inc.	6,852	415
Whirlpool Corp.	2,234	399
* Adient plc	5,812	390
* Murphy USA Inc.	6,060	386
* MGM Resorts International	13,007	342
* AutoNation Inc.	7,323	336
BorgWarner Inc.	7,783	328
* Lions Gate Entertainment Corp. Class A	8,111	217

31

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Liberty Ventures Class A	4,809	211
*	Norwegian Cruise Line Holdings Ltd.	4,064	206
*	Fitbit Inc. Class A	32,175	200
	Bed Bath & Beyond Inc.	4,834	195
	Viacom Inc. Class A	3,811	174
	Regal Entertainment Group Class A	7,088	153
*	Liberty Expedia Holdings Inc. Class A	3,325	144
	Coty Inc. Class A	7,647	144
	Lennar Corp. Class B	3,549	139
	Gap Inc.	4,589	114
*	Hertz Global Holdings Inc.	4,696	107
	Ralph Lauren Corp. Class A	1,335	106
	CalAtlantic Group Inc.	2,932	104
*	Cabela's Inc.	2,035	95
*	Madison Square Garden Co. Class A	483	87
	Tribune Media Co. Class A	2,317	80
*	Vista Outdoor Inc.	3,657	74
	Extended Stay America Inc.	3,853	67
*	Clear Channel Outdoor Holdings Inc. Class A	7,102	34
*	Hyatt Hotels Corp. Class A	617	32
			740,895
Consumer Staples (8.4%)
	Altria Group Inc.	579,219	43,395
	PepsiCo Inc.	372,114	41,074
	Coca-Cola Co.	862,976	36,210
	CVS Health Corp.	299,409	24,126
	Kimberly-Clark Corp.	90,702	12,023
	General Mills Inc.	176,031	10,627
	Reynolds American Inc.	150,612	9,273
	Kroger Co.	281,410	8,949
	Sysco Corp.	155,454	8,196
	Constellation Brands Inc. Class A	49,001	7,782
	Philip Morris International Inc.	49,079	5,367
*	Monster Beverage Corp.	123,883	5,134
	Dr Pepper Snapple Group Inc.	54,856	5,126
	Kellogg Co.	67,643	5,010
	Walgreens Boots Alliance Inc.	52,338	4,521
	Hershey Co.	41,387	4,484
	Clorox Co.	32,519	4,449
	Conagra Brands Inc.	102,476	4,223
	Church & Dwight Co. Inc.	76,038	3,790
	Colgate-Palmolive Co.	46,028	3,359
	McCormick & Co. Inc.	34,052	3,351
	Campbell Soup Co.	54,900	3,258
*	WhiteWave Foods Co. Class A	51,331	2,827
	Brown-Forman Corp. Class B	52,139	2,542
	Tyson Foods Inc. Class A	40,432	2,529
	Hormel Foods Corp.	69,514	2,450
	Kraft Heinz Co.	22,451	2,054
*	Rite Aid Corp.	301,269	1,808
	Ingredion Inc.	14,948	1,807
	Mead Johnson Nutrition Co.	19,774	1,736
	Lamb Weston Holdings Inc.	34,405	1,348
	Casey's General Stores Inc.	11,365	1,302
^,*	Herbalife Ltd.	21,691	1,225
	Spectrum Brands Holdings Inc.	7,225	981
*	Post Holdings Inc.	11,109	910
	Flowers Foods Inc.	46,599	898
*	Hain Celestial Group Inc.	22,215	786
	Brown-Forman Corp. Class A	14,928	744
*	Sprouts Farmers Market Inc.	38,914	718
	Whole Foods Market Inc.	15,970	490
*	TreeHouse Foods Inc.	5,154	439
*	Blue Buffalo Pet Products Inc.	17,589	430

32

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* US Foods Holding Corp.	13,599	375
Energizer Holdings Inc.	5,941	326
Nu Skin Enterprises Inc. Class A	4,969	246
Pilgrim's Pride Corp.	3,315	68
		282,766
Energy (0.5%)
Apache Corp.	77,115	4,056
ONEOK Inc.	61,688	3,334
Cabot Oil & Gas Corp.	95,225	2,085
EOG Resources Inc.	18,162	1,762
* Southwestern Energy Co.	146,071	1,097
Williams Cos. Inc.	37,269	1,056
* Diamondback Energy Inc.	6,634	669
Devon Energy Corp.	13,954	605
* Newfield Exploration Co.	15,289	558
Cimarex Energy Co.	4,311	542
* Continental Resources Inc.	11,100	502
* Parsley Energy Inc. Class A	4,849	147
* Chesapeake Energy Corp.	16,404	89
* Extraction Oil & Gas Inc.	2,054	36
^ Valvoline Inc.	1,005	23
		16,561
Financial Services (9.9%)
Visa Inc. Class A	564,545	49,646
Mastercard Inc. Class A	285,489	31,535
Simon Property Group Inc.	82,580	15,228
American Tower Corporation	124,688	14,313
* PayPal Holdings Inc.	335,360	14,085
Marsh & McLennan Cos. Inc.	154,538	11,355
Charles Schwab Corp.	274,381	11,088
S&P Global Inc.	78,044	10,104
Public Storage	43,722	9,945
Aon plc	77,853	9,004
Crown Castle International Corp.	94,189	8,809
Equinix Inc.	20,495	7,708
* Fiserv Inc.	65,750	7,588
Moody's Corp.	45,000	5,012
Intercontinental Exchange Inc.	83,446	4,767
* FleetCor Technologies Inc.	27,143	4,614
Equifax Inc.	35,107	4,603
Fidelity National Information Services Inc.	54,835	4,511
Alliance Data Systems Corp.	16,981	4,126
T. Rowe Price Group Inc.	55,073	3,922
Global Payments Inc.	45,105	3,594
Digital Realty Trust Inc.	33,131	3,578
First Republic Bank	34,523	3,239
* CBRE Group Inc. Class A	88,416	3,149
* Vantiv Inc. Class A	45,589	2,981
Federal Realty Investment Trust	21,058	2,963
Western Union Co.	144,677	2,841
Extra Space Storage Inc.	35,856	2,839
Iron Mountain Inc.	76,853	2,794
Discover Financial Services	38,040	2,706
Total System Services Inc.	49,187	2,680
TD Ameritrade Holding Corp.	65,274	2,552
MSCI Inc. Class A	25,415	2,404
Citizens Financial Group Inc.	64,207	2,399
Broadridge Financial Solutions Inc.	34,574	2,397
Affiliated Managers Group Inc.	13,765	2,312
Jack Henry & Associates Inc.	23,350	2,190
* SVB Financial Group	11,263	2,150
FactSet Research Systems Inc.	11,915	2,120
MarketAxess Holdings Inc.	10,759	2,100
Ventas Inc.	31,347	2,039

33

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Arthur J Gallagher & Co.	35,400	2,016
	SEI Investments Co.	37,705	1,898
	Essex Property Trust Inc.	8,014	1,881
	CBOE Holdings Inc.	23,808	1,858
	Lamar Advertising Co. Class A	24,303	1,834
	Equity LifeStyle Properties Inc.	22,584	1,798
	Ameriprise Financial Inc.	13,161	1,731
	Gaming and Leisure Properties Inc.	48,681	1,558
	Eaton Vance Corp.	32,177	1,500
*	First Data Corp. Class A	92,780	1,494
*	Signature Bank	9,272	1,460
*	WEX Inc.	11,348	1,262
*	Euronet Worldwide Inc.	14,566	1,206
	Lincoln National Corp.	15,948	1,119
	Boston Properties Inc.	7,677	1,067
	XL Group Ltd.	25,924	1,050
	Healthcare Trust of America Inc. Class A	30,262	974
	CubeSmart	35,655	972
	CyrusOne Inc.	18,669	950
	Tanger Factory Outlet Centers Inc.	24,769	839
*	Colony NorthStar Inc. Class A	54,555	801
*	Western Alliance Bancorp	15,312	791
	Life Storage Inc.	8,803	780
	Federated Investors Inc. Class B	27,338	743
	Park Hotels & Resorts Inc.	28,584	730
	Omega Healthcare Investors Inc.	20,270	662
	Progressive Corp.	16,801	658
	Invesco Ltd.	20,357	655
*	Zillow Group Inc.	19,224	652
*	CoreLogic Inc.	15,683	615
	Erie Indemnity Co. Class A	5,177	614
*	TransUnion	15,899	590
	Taubman Centers Inc.	8,442	589
	Empire State Realty Trust Inc.	22,246	485
^,*	Credit Acceptance Corp.	2,392	479
	Dun & Bradstreet Corp.	4,367	461
	Morningstar Inc.	5,321	427
*	Zillow Group Inc. Class A	12,059	406
	Regency Centers Corp.	5,757	405
	Artisan Partners Asset Management Inc. Class A	10,985	313
	Alexandria Real Estate Equities Inc.	2,447	292
*	Square Inc.	14,472	251
	Lazard Ltd. Class A	4,803	207
	Senior Housing Properties Trust	8,506	174
	Outfront Media Inc.	6,283	163
	LPL Financial Holdings Inc.	3,943	156
*	Donnelley Financial Solutions Inc.	5,810	134
	Brown & Brown Inc.	2,478	107
	Interactive Brokers Group Inc.	2,529	93
	Care Capital Properties Inc.	2,076	55
	AmTrust Financial Services Inc.	2,102	48
	First Hawaiian Inc.	648	21
			330,014
Health Care (15.9%)
	UnitedHealth Group Inc.	277,777	45,939
	Amgen Inc.	222,517	39,281
	AbbVie Inc.	479,271	29,638
*	Celgene Corp.	227,549	28,105
	Bristol-Myers Squibb Co.	494,511	28,044
	Gilead Sciences Inc.	392,385	27,655
	Eli Lilly & Co.	289,064	23,937
*	Biogen Inc.	64,802	18,702
	Johnson & Johnson	140,813	17,209
	Allergan plc	58,662	14,362

34

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Stryker Corp.	99,599	12,804
* Express Scripts Holding Co.	165,418	11,687
Becton Dickinson and Co.	61,884	11,328
* Boston Scientific Corp.	399,452	9,807
McKesson Corp.	62,655	9,406
Humana Inc.	41,520	8,771
* Regeneron Pharmaceuticals Inc.	22,970	8,579
* Alexion Pharmaceuticals Inc.	64,323	8,442
Thermo Fisher Scientific Inc.	52,849	8,333
* Intuitive Surgical Inc.	11,178	8,238
Cardinal Health Inc.	89,430	7,277
* Illumina Inc.	43,272	7,244
Zoetis Inc.	134,963	7,195
* Vertex Pharmaceuticals Inc.	72,857	6,602
* Incyte Corp.	48,188	6,414
* Edwards Lifesciences Corp.	62,531	5,880
* HCA Holdings Inc.	61,603	5,374
CR Bard Inc.	21,660	5,312
* Cerner Corp.	87,079	4,793
* BioMarin Pharmaceutical Inc.	50,594	4,752
AmerisourceBergen Corp. Class A	48,840	4,469
Aetna Inc.	33,812	4,354
Pfizer Inc.	124,670	4,254
* Henry Schein Inc.	24,269	4,164
Danaher Corp.	47,296	4,046
* IDEXX Laboratories Inc.	26,121	3,786
Cigna Corp.	25,033	3,727
Anthem Inc.	21,314	3,513
Zimmer Biomet Holdings Inc.	29,096	3,407
* Hologic Inc.	82,099	3,332
ResMed Inc.	41,122	2,962
* Centene Corp.	36,456	2,570
* Quintiles IMS Holdings Inc.	33,150	2,566
* Alkermes plc	44,174	2,496
* Varian Medical Systems Inc.	28,256	2,370
Abbott Laboratories	49,713	2,241
* Align Technology Inc.	21,461	2,205
Cooper Cos. Inc.	10,869	2,164
* VCA Inc.	22,864	2,078
* Laboratory Corp. of America Holdings	13,565	1,930
* DexCom Inc.	24,277	1,898
* Seattle Genetics Inc.	28,356	1,862
* Mylan NV	42,939	1,797
* Ionis Pharmaceuticals Inc.	35,777	1,781
West Pharmaceutical Services Inc.	21,177	1,747
Bioverativ Inc.	32,707	1,703
* Envision Healthcare Corp.	24,244	1,697
* WellCare Health Plans Inc.	11,989	1,693
* ABIOMED Inc.	11,642	1,373
* MEDNAX Inc.	19,190	1,366
* athenahealth Inc.	11,529	1,360
Agilent Technologies Inc.	25,044	1,285
* DaVita Inc.	18,173	1,261
* Veeva Systems Inc. Class A	28,509	1,246
Hill-Rom Holdings Inc.	18,234	1,212
* Charles River Laboratories International Inc.	13,816	1,202
Bio-Techne Corp.	10,966	1,166
Patterson Cos. Inc.	24,604	1,118
* Neurocrine Biosciences Inc.	25,098	1,108
* ACADIA Pharmaceuticals Inc.	27,857	1,062
* Alnylam Pharmaceuticals Inc.	19,447	1,004
Baxter International Inc.	16,152	823
Universal Health Services Inc. Class B	6,150	772
Bruker Corp.	31,309	756

35

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	OPKO Health Inc.	86,669	727
^,*	Intercept Pharmaceuticals Inc.	4,757	607
*	United Therapeutics Corp.	3,514	519
*	Akorn Inc.	24,907	518
	Teleflex Inc.	2,444	467
*	Tenet Healthcare Corp.	23,597	455
*	Agios Pharmaceuticals Inc.	9,236	447
*	Juno Therapeutics Inc.	16,713	402
*	Varex Imaging Corp.	11,056	385
^,*	Intrexon Corp.	16,566	369
	PerkinElmer Inc.	6,381	346
*	Acadia Healthcare Co. Inc.	7,025	314
*	Patheon NV	6,095	192
*	Alere Inc.	4,834	185
*	Premier Inc. Class A	3,895	122
*	VWR Corp.	1,941	55
			532,146
Materials & Processing (4.0%)
	EI du Pont de Nemours & Co.	258,877	20,332
	Ecolab Inc.	77,084	9,556
	Monsanto Co.	83,798	9,539
	Praxair Inc.	74,295	8,820
	PPG Industries Inc.	78,466	8,037
	Sherwin-Williams Co.	23,834	7,354
	Air Products & Chemicals Inc.	50,524	7,097
	Vulcan Materials Co.	36,550	4,408
	Fastenal Co.	85,268	4,266
	LyondellBasell Industries NV Class A	42,819	3,907
	Ball Corp.	50,349	3,702
	Martin Marietta Materials Inc.	16,960	3,663
	Ingersoll-Rand plc	38,396	3,047
	International Flavors & Fragrances Inc.	23,544	2,959
	Acuity Brands Inc.	12,806	2,706
	Sealed Air Corp.	57,896	2,691
	Valspar Corp.	23,188	2,579
	Packaging Corp. of America	27,628	2,554
*	Crown Holdings Inc.	39,981	2,143
	Masco Corp.	63,245	2,136
	RPM International Inc.	38,259	2,039
*	Berry Plastics Group Inc.	37,347	1,880
	FMC Corp.	31,682	1,826
	Lennox International Inc.	10,934	1,800
	Hexcel Corp.	27,133	1,492
	Eagle Materials Inc.	13,888	1,440
*	Axalta Coating Systems Ltd.	48,096	1,400
*	Freeport-McMoRan Inc.	84,083	1,127
	Watsco Inc.	7,563	1,121
	Scotts Miracle-Gro Co.	12,183	1,104
*	Owens-Illinois Inc.	47,580	942
	NewMarket Corp.	2,041	889
	Graphic Packaging Holding Co.	66,261	885
	Valmont Industries Inc.	5,266	828
	WR Grace & Co.	11,528	817
*	Versum Materials Inc.	25,687	779
	Silgan Holdings Inc.	11,098	662
	Southern Copper Corp.	11,021	404
	Steel Dynamics Inc.	10,585	387
	Celanese Corp. Class A	4,065	362
	AptarGroup Inc.	4,735	353
*	AdvanSix Inc.	9,327	254
	Bemis Co. Inc.	3,983	197
	Royal Gold Inc.	1,440	95
			134,579

36

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Other (0.0%)[2]
Invitation Homes Inc.	1,676	37
Enbridge Inc.	178	7
		44
Producer Durables (11.6%)
3M Co.	174,251	32,472
Boeing Co.	176,855	31,875
Honeywell International Inc.	225,271	28,046
Accenture plc Class A	184,859	22,645
United Parcel Service Inc. Class B	204,936	21,674
Lockheed Martin Corp.	75,343	20,085
General Electric Co.	529,666	15,789
FedEx Corp.	73,881	14,258
Automatic Data Processing Inc.	134,933	13,847
Northrop Grumman Corp.	49,296	12,180
Illinois Tool Works Inc.	87,218	11,514
Southwest Airlines Co.	189,536	10,955
Delta Air Lines Inc.	177,809	8,878
Waste Management Inc.	108,511	7,956
Paychex Inc.	95,631	5,874
General Dynamics Corp.	30,175	5,727
Raytheon Co.	33,537	5,170
Rockwell Automation Inc.	30,532	4,613
Union Pacific Corp.	39,103	4,221
WW Grainger Inc.	16,396	4,066
* Verisk Analytics Inc. Class A	45,418	3,766
TransDigm Group Inc.	14,759	3,752
Rockwell Collins Inc.	38,610	3,691
* Mettler-Toledo International Inc.	7,743	3,687
* Waters Corp.	22,604	3,503
CH Robinson Worldwide Inc.	42,256	3,396
Roper Technologies Inc.	15,018	3,142
Cintas Corp.	26,146	3,085
* United Rentals Inc.	22,228	2,846
Alaska Air Group Inc.	29,057	2,842
JB Hunt Transport Services Inc.	26,200	2,572
* HD Supply Holdings Inc.	59,196	2,545
Deere & Co.	23,067	2,526
Huntington Ingalls Industries Inc.	11,450	2,502
Johnson Controls International plc	58,322	2,446
* Middleby Corp.	16,777	2,327
AO Smith Corp.	42,894	2,160
Expeditors International of Washington Inc.	37,739	2,128
Snap-on Inc.	12,456	2,113
Allegion plc	28,273	2,052
Wabtec Corp.	25,228	2,021
Nordson Corp.	16,799	2,016
Avery Dennison Corp.	24,680	1,992
IDEX Corp.	20,986	1,935
B/E Aerospace Inc.	30,015	1,909
* CoStar Group Inc.	9,387	1,907
* Stericycle Inc.	22,940	1,901
Toro Co.	31,531	1,898
Emerson Electric Co.	30,781	1,850
* Trimble Inc.	58,795	1,824
Robert Half International Inc.	37,462	1,807
* Copart Inc.	28,748	1,700
Donaldson Co. Inc.	34,579	1,485
Graco Inc.	16,351	1,484
Fortive Corp.	23,539	1,357
Xylem Inc.	27,267	1,312
BWX Technologies Inc.	27,316	1,269
Hubbell Inc. Class B	10,477	1,243
Textron Inc.	24,684	1,168

37

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Old Dominion Freight Line Inc.	12,439	1,141
Spirit AeroSystems Holdings Inc. Class A	18,481	1,139
* Zebra Technologies Corp.	12,552	1,139
Booz Allen Hamilton Holding Corp. Class A	31,593	1,130
Landstar System Inc.	12,507	1,086
Flowserve Corp.	23,203	1,078
Rollins Inc.	28,392	1,038
* Genpact Ltd.	41,412	1,004
Lincoln Electric Holdings Inc.	11,194	943
HEICO Corp. Class A	11,469	814
National Instruments Corp.	24,223	781
Pitney Bowes Inc.	55,315	754
Stanley Black & Decker Inc.	5,422	689
AMETEK Inc.	12,637	682
PACCAR Inc.	9,015	602
Carlisle Cos. Inc.	5,632	582
Covanta Holding Corp.	34,234	555
MSC Industrial Direct Co. Inc. Class A	5,495	553
Air Lease Corp. Class A	14,054	547
HEICO Corp.	5,475	450
* Quanta Services Inc.	11,756	439
* Manitowoc Foodservice Inc.	16,826	321
RR Donnelley & Sons Co.	14,495	243
LSC Communications Inc.	5,745	163
* JetBlue Airways Corp.	6,444	129
* Herc Holdings Inc.	1,722	89
* Clean Harbors Inc.	1,379	80
		389,175
Technology (26.3%)
Apple Inc.	1,487,658	203,794
Microsoft Corp.	2,244,319	143,592
* Facebook Inc. Class A	664,889	90,119
* Alphabet Inc. Class A	87,032	73,536
* Alphabet Inc. Class C	87,891	72,353
International Business Machines Corp.	178,937	32,176
Broadcom Ltd.	111,526	23,524
Texas Instruments Inc.	297,802	22,818
* Adobe Systems Inc.	144,381	17,086
* salesforce.com Inc.	189,448	15,412
NVIDIA Corp.	150,581	15,281
* Cognizant Technology Solutions Corp. Class A	178,937	10,606
Intuit Inc.	72,161	9,052
Applied Materials Inc.	230,362	8,344
Activision Blizzard Inc.	165,783	7,482
* Electronic Arts Inc.	86,098	7,447
Amphenol Corp. Class A	88,837	6,148
QUALCOMM Inc.	90,327	5,102
Skyworks Solutions Inc.	51,583	4,891
Intel Corp.	125,788	4,554
Microchip Technology Inc.	62,150	4,507
Lam Research Corp.	37,806	4,481
* Autodesk Inc.	51,328	4,430
* Red Hat Inc.	53,335	4,417
KLA-Tencor Corp.	46,173	4,161
* ServiceNow Inc.	46,720	4,061
* Palo Alto Networks Inc.	25,782	3,916
Maxim Integrated Products Inc.	83,707	3,708
Oracle Corp.	85,494	3,641
* Citrix Systems Inc.	46,059	3,636
CDK Global Inc.	46,172	3,067
* Workday Inc. Class A	34,390	2,852
* F5 Networks Inc.	19,756	2,830
CDW Corp.	48,003	2,827
* Akamai Technologies Inc.	45,037	2,819

38

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Cadence Design Systems Inc.	88,628	2,739
*	SBA Communications Corp. Class A	23,505	2,721
*	Twitter Inc.	164,627	2,596
*	Gartner Inc.	23,659	2,442
*	Splunk Inc.	38,436	2,373
*	VeriSign Inc.	28,088	2,316
	Linear Technology Corp.	33,017	2,132
	Cognex Corp.	23,989	1,843
*	NCR Corp.	36,744	1,766
	SS&C Technologies Holdings Inc.	45,891	1,607
*	Fortinet Inc.	42,574	1,590
*	Ultimate Software Group Inc.	8,069	1,560
*	Tyler Technologies Inc.	9,760	1,480
	CSRA Inc.	48,408	1,444
*	CommScope Holding Co. Inc.	37,544	1,429
	Xilinx Inc.	23,630	1,390
*	Arista Networks Inc.	11,641	1,385
	Sabre Corp.	61,328	1,344
*	IAC/InterActiveCorp	16,520	1,221
*	Teradata Corp.	38,323	1,192
*	Guidewire Software Inc.	21,231	1,160
	DST Systems Inc.	9,561	1,143
	Leidos Holdings Inc.	19,828	1,057
*	Manhattan Associates Inc.	20,829	1,045
*	IPG Photonics Corp.	8,748	1,035
*	Nuance Communications Inc.	50,461	859
*	Tableau Software Inc. Class A	15,999	844
*	PTC Inc.	14,925	804
	Symantec Corp.	26,330	752
*	ANSYS Inc.	6,835	730
*	VeriFone Systems Inc.	32,546	673
^,*	VMware Inc. Class A	7,478	672
*	Yelp Inc. Class A	15,767	531
*	GoDaddy Inc. Class A	13,440	495
	Motorola Solutions Inc.	5,936	469
*	Groupon Inc. Class A	105,915	448
*	Dell Technologies Inc. Class V	6,730	427
*	ARRIS International plc	12,959	334
*	Synopsys Inc.	4,349	311
*	Cree Inc.	10,200	277
*	Black Knight Financial Services Inc. Class A	6,698	258
*	Qorvo Inc.	3,766	249
*	Inovalon Holdings Inc. Class A	18,720	225
*	Atlassian Corp. plc Class A	7,803	222
*	ON Semiconductor Corp.	11,211	170
^,*	Match Group Inc.	9,051	146
*	Twilio Inc. Class A	4,198	133
*	FireEye Inc.	10,668	120
^,*	Nutanix Inc.	3,530	106
*	CommerceHub Inc. Class A	2,710	45
*	CommerceHub Inc.	1	—
			880,980
Utilities (1.1%)
	Verizon Communications Inc.	604,261	29,990
*	T-Mobile US Inc.	51,865	3,243
*	Zayo Group Holdings Inc.	48,349	1,524
	Dominion Resources Inc.	11,320	879
	AT&T Inc.	2	—

			35,636
Total Common Stocks (Cost $2,677,802)			3,342,796

39

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2017

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
3,4	Vanguard Market Liquidity Fund	0.864%		75,382	7,539

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.564%	5/4/17	200	200
5	United States Treasury Bill	0.597%-0.607%	5/25/17	200	199
					399
Total Temporary Cash Investments (Cost $7,938)					7,938
Total Investments (100.0%) (Cost $2,685,740)					3,350,734
Other Assets and Liabilities—Net (0.0%)[4]					(1,536)
Net Assets (100%)					3,349,198

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,035,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $7,530,000 of collateral received for securities on loan.
5 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

40

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All rights reserved.
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SNA18482 042017

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.6%)[1]
Consumer Discretionary (12.6%)
*	Tenneco Inc.	45,914	2,953
	Cracker Barrel Old Country Store Inc.	15,773	2,539
	Jack in the Box Inc.	26,452	2,479
*	Bright Horizons Family Solutions Inc.	35,583	2,459
	Nexstar Media Group Inc. Class A	35,370	2,439
*	Buffalo Wild Wings Inc.	15,366	2,382
	Dana Inc.	120,957	2,285
	Texas Roadhouse Inc. Class A	53,748	2,274
*	Helen of Troy Ltd.	23,043	2,251
	Cheesecake Factory Inc.	36,873	2,251
*	Grand Canyon Education Inc.	36,517	2,241
	American Eagle Outfitters Inc.	135,475	2,147
	Sinclair Broadcast Group Inc. Class A	53,584	2,138
*	LCI Industries	19,223	2,070
	Wolverine World Wide Inc.	78,730	1,982
	Meredith Corp.	30,895	1,937
	Office Depot Inc.	454,395	1,895
*	Steven Madden Ltd.	50,630	1,891
	Big Lots Inc.	36,564	1,877
	Cooper Tire & Rubber Co.	45,502	1,841
	Lithia Motors Inc. Class A	19,173	1,834
*	Sotheby's	40,556	1,830
*	Dave & Buster's Entertainment Inc.	31,150	1,781
	Papa John's International Inc.	22,294	1,759
	ILG Inc.	92,806	1,752
	Marriott Vacations Worldwide Corp.	18,431	1,731
	Matthews International Corp. Class A	25,938	1,708
*	Dorman Products Inc.	21,505	1,681
*	Stamps.com Inc.	13,277	1,674
	Churchill Downs Inc.	11,130	1,673
*	Five Below Inc.	43,260	1,668
	DeVry Education Group Inc.	51,477	1,655
*,^	Cimpress NV	20,575	1,650
*	Avon Products Inc.	362,924	1,597
*	IMAX Corp.	48,478	1,568
	Children's Place Inc.	15,397	1,560
	Chico's FAS Inc.	107,429	1,556
	Time Inc.	84,622	1,485
	Monro Muffler Brake Inc.	25,797	1,483
	Aaron's Inc.	54,100	1,476
	New York Times Co. Class A	102,153	1,471
	Bloomin' Brands Inc.	85,496	1,461
	PriceSmart Inc.	16,510	1,459
*	TRI Pointe Group Inc.	121,951	1,456
	AMC Entertainment Holdings Inc. Class A	45,765	1,435
*	Deckers Outdoor Corp.	26,719	1,412
*	Cooper-Standard Holdings Inc.	12,281	1,375
*	Boyd Gaming Corp.	68,007	1,338
	Group 1 Automotive Inc.	17,075	1,327
*	Popeyes Louisiana Kitchen Inc.	16,544	1,307
*	Shutterfly Inc.	28,483	1,293
*	American Axle & Manufacturing Holdings Inc.	63,143	1,251
	Travelport Worldwide Ltd.	94,932	1,206
	Columbia Sportswear Co.	21,906	1,204
^	KB Home	66,977	1,189
	DSW Inc. Class A	55,496	1,167
*	Liberty Media Corp-Liberty Formula One	37,161	1,141
*	Houghton Mifflin Harcourt Co.	102,577	1,133
*	Meritor Inc.	68,369	1,118
*	2U Inc.	30,242	1,105
	Nutrisystem Inc.	23,748	1,104

1

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	EW Scripps Co. Class A	47,904	1,103
	La-Z-Boy Inc.	40,407	1,091
*	Gentherm Inc.	29,989	1,087
*	Meritage Homes Corp.	30,575	1,087
	Caleres Inc.	35,316	1,055
	SeaWorld Entertainment Inc.	54,664	1,053
*	Etsy Inc.	86,586	1,049
*	Asbury Automotive Group Inc.	16,030	1,044
*	MSG Networks Inc.	47,656	1,039
	Scholastic Corp.	22,164	999
*,^	Wayfair Inc.	26,117	987
*,^	RH	32,048	976
	HSN Inc.	25,849	975
	MDC Holdings Inc.	33,209	969
*	American Woodmark Corp.	11,033	954
*	Genesco Inc.	16,313	951
*	La Quinta Holdings Inc.	68,057	943
	Sonic Corp.	36,648	926
	Tailored Brands Inc.	40,065	926
	Bob Evans Farms Inc.	15,890	901
	ClubCorp Holdings Inc.	52,504	898
*	Penn National Gaming Inc.	61,547	891
*	G-III Apparel Group Ltd.	34,469	887
*	American Outdoor Brands Corp.	45,278	880
*	Scientific Games Corp. Class A	42,426	876
*	Belmond Ltd. Class A	66,742	864
	DineEquity Inc.	14,322	857
*	Central Garden & Pet Co. Class A	26,600	850
	Gannett Co. Inc.	96,259	839
	Standard Motor Products Inc.	17,082	819
*	Select Comfort Corp.	34,583	812
*	Universal Electronics Inc.	11,784	810
*	Cavco Industries Inc.	6,772	808
*	Liberty TripAdvisor Holdings Inc. Class A	59,843	805
	International Speedway Corp. Class A	21,069	782
	Callaway Golf Co.	77,298	781
	Viad Corp.	16,469	777
*,^	GoPro Inc. Class A	82,365	774
*	Denny's Corp.	60,388	758
^	Sturm Ruger & Co. Inc.	15,187	757
*	Pinnacle Entertainment Inc.	43,099	748
	Winnebago Industries Inc.	22,124	730
*	Gray Television Inc.	53,434	727
	Capella Education Co.	9,308	708
*	BJ's Restaurants Inc.	19,395	705
	Oxford Industries Inc.	12,149	683
*	Express Inc.	60,745	683
*,^	Shutterstock Inc.	15,626	681
*	Taylor Morrison Home Corp. Class A	33,480	674
	Abercrombie & Fitch Co.	55,670	666
*	Strayer Education Inc.	8,567	664
*	Ascena Retail Group Inc.	143,604	661
*	Fossil Group Inc.	34,256	648
	National CineMedia Inc.	49,965	641
	Guess? Inc.	50,011	635
*	Quotient Technology Inc.	52,113	620
*	Liberty Media-C Corp-Liberty Braves	27,604	607
	World Wrestling Entertainment Inc. Class A	28,597	600
	New Media Investment Group Inc.	37,600	580
*	Caesars Acquisition Co. Class A	39,408	577
	Ethan Allen Interiors Inc.	20,076	577
*	Liberty Media Corp-Liberty Formula One Class A	18,765	565
	Finish Line Inc. Class A	34,589	564
	Red Rock Resorts Inc. Class A	25,221	554

2

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Hibbett Sports Inc.	18,640	550
*	Francesca's Holdings Corp.	31,213	530
	Cato Corp. Class A	20,830	521
*	Chegg Inc.	65,590	518
*	Ollie's Bargain Outlet Holdings Inc.	16,508	518
^	Fred's Inc. Class A	29,124	516
*	HealthStream Inc.	20,853	510
	Barnes & Noble Inc.	51,434	504
*	K12 Inc.	28,083	502
*	Fox Factory Holding Corp.	18,664	500
*	Isle of Capri Casinos Inc.	20,499	498
	Inter Parfums Inc.	14,281	494
	Sonic Automotive Inc. Class A	22,654	492
*	Red Robin Gourmet Burgers Inc.	10,642	486
	Tower International Inc.	17,447	482
*	Tile Shop Holdings Inc.	26,933	474
	Planet Fitness Inc. Class A	21,636	465
^	Buckle Inc.	23,155	460
*	Shake Shack Inc. Class A	12,826	460
	Superior Industries International Inc.	20,485	459
*	MarineMax Inc.	20,330	457
*	M/I Homes Inc.	19,273	455
*	Carrols Restaurant Group Inc.	28,708	454
*	Career Education Corp.	54,033	450
	Marcus Corp.	14,352	448
	Pier 1 Imports Inc.	65,622	442
*	Caesars Entertainment Corp.	45,593	431
*	Fiesta Restaurant Group Inc.	21,705	431
*	Motorcar Parts of America Inc.	14,951	424
*	Vitamin Shoppe Inc.	19,626	418
*	Nautilus Inc.	25,866	416
*	Crocs Inc.	59,680	397
*	XO Group Inc.	21,477	396
*	Lumber Liquidators Holdings Inc.	22,267	395
*	National Presto Industries Inc.	3,960	394
	Ruth's Hospitality Group Inc.	23,094	389
*	SiteOne Landscape Supply Inc.	9,795	384
*	William Lyon Homes Class A	20,476	377
*	Chuy's Holdings Inc.	13,239	377
*	Eldorado Resorts Inc.	23,147	377
*	Regis Corp.	30,511	376
*	Biglari Holdings Inc.	858	368
	Rent-A-Center Inc.	42,322	367
*	Stoneridge Inc.	21,724	367
*,^	LGI Homes Inc.	12,552	364
	MDC Partners Inc. Class A	41,584	364
	Haverty Furniture Cos. Inc.	15,208	353
	Wingstop Inc.	13,270	349
*	FTD Cos. Inc.	14,179	343
	Entercom Communications Corp. Class A	21,411	335
*	Horizon Global Corp.	18,199	333
*,^	Weight Watchers International Inc.	22,849	329
*	Acushnet Holdings Corp.	18,651	327
	Camping World Holdings Inc. Class A	9,204	324
*	Barnes & Noble Education Inc.	33,668	323
*	Party City Holdco Inc.	22,109	319
*	Revlon Inc. Class A	9,402	316
*	tronc Inc.	21,354	312
*	Intrawest Resorts Holdings Inc.	13,231	312
*	Beazer Homes USA Inc.	25,395	310
	Carriage Services Inc. Class A	11,982	309
	Hooker Furniture Corp.	9,355	309
*	Del Frisco's Restaurant Group Inc.	19,341	308
*	American Public Education Inc.	12,702	307

3

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Movado Group Inc.	12,607	306
*	Central Garden & Pet Co.	9,043	305
*	Malibu Boats Inc. Class A	14,738	303
*	Zumiez Inc.	14,533	296
*	Century Communities Inc.	12,738	291
	Metaldyne Performance Group Inc.	12,328	287
	Entravision Communications Corp. Class A	52,306	280
*,^	Eros International plc	24,225	279
*	Zoe's Kitchen Inc.	15,373	275
	Shoe Carnival Inc.	10,843	275
*	Iconix Brand Group Inc.	34,497	266
	Flexsteel Industries Inc.	5,277	265
*	Perry Ellis International Inc.	11,009	256
	Libbey Inc.	18,081	253
*	Potbelly Corp.	19,288	252
*	Del Taco Restaurants Inc.	18,849	234
	Bassett Furniture Industries Inc.	8,509	233
*	Hovnanian Enterprises Inc. Class A	97,079	230
*,^	Lands' End Inc.	12,206	226
*	Monarch Casino & Resort Inc.	8,591	219
*	elf Beauty Inc.	7,891	219
*	Reading International Inc. Class A	13,531	216
*	1-800-Flowers.com Inc. Class A	21,279	213
	Speedway Motorsports Inc.	9,764	208
*	El Pollo Loco Holdings Inc.	16,446	206
*	America's Car-Mart Inc.	6,414	204
*	Arctic Cat Inc.	10,961	203
	Winmark Corp.	1,784	202
*	Overstock.com Inc.	10,932	202
	Citi Trends Inc.	11,721	195
*	Instructure Inc.	8,503	195
*	Eastman Kodak Co.	13,530	194
^	Big 5 Sporting Goods Corp.	14,394	194
*	Daily Journal Corp.	903	189
*,^	Central European Media Enterprises Ltd. Class A	64,194	183
*,^	Trade Desk Inc. Class A	4,320	182
	CSS Industries Inc.	7,081	174
*	Bojangles' Inc.	8,263	174
*	Vera Bradley Inc.	16,561	173
*	Angie's List Inc.	31,891	170
*,^	Duluth Holdings Inc.	7,832	165
*	Conn's Inc.	16,657	159
*	Nathan's Famous Inc.	2,510	156
	Saga Communications Inc. Class A	3,027	151
*	Habit Restaurants Inc. Class A	11,071	149
*	Franklin Covey Co.	8,287	149
	Collectors Universe Inc.	6,293	147
	Weyco Group Inc.	5,168	141
	Johnson Outdoors Inc. Class A	4,007	141
*	Liberty Media-A Corp-Liberty Braves	6,254	138
*	Tuesday Morning Corp.	37,051	135
*	West Marine Inc.	14,696	135
*	ZAGG Inc.	22,217	134
*	Kirkland's Inc.	11,766	133
*	Bridgepoint Education Inc.	14,134	132
*	Rosetta Stone Inc.	16,309	128
	Lifetime Brands Inc.	8,779	127
*,^	Sequential Brands Group Inc.	31,934	125
*	Century Casinos Inc.	18,083	124
	Superior Uniform Group Inc.	6,459	118
*	New Home Co. Inc.	11,207	117
*	Boot Barn Holdings Inc.	11,104	114
	Escalade Inc.	8,568	111
*	Care.com Inc.	10,828	110

4

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Tilly's Inc. Class A	9,608	106
	Golden Entertainment Inc.	8,878	105
*	Lindblad Expeditions Holdings Inc.	11,351	102
*	At Home Group Inc.	6,678	100
*	J Alexander's Holdings Inc.	10,704	100
*	Sportsman's Warehouse Holdings Inc.	20,420	99
*	Build-A-Bear Workshop Inc.	10,676	97
*	Delta Apparel Inc.	5,472	96
*	QuinStreet Inc.	29,031	94
	Stein Mart Inc.	25,926	93
*	Red Lion Hotels Corp.	12,176	91
*	Destination XL Group Inc.	30,203	91
*	Ruby Tuesday Inc.	46,801	89
	MCBC Holdings Inc.	6,049	89
	Strattec Security Corp.	2,751	82
*	Jamba Inc.	8,305	81
	Liberty Tax Inc.	5,293	79
	Marine Products Corp.	7,160	76
*	Townsquare Media Inc. Class A	6,674	73
*	Marchex Inc. Class B	26,852	72
*,^	Sears Holdings Corp.	8,675	68
*,^	Empire Resorts Inc.	2,845	66
*	JAKKS Pacific Inc.	12,312	65
*	Fogo De Chao Inc.	4,477	63
*	Luby's Inc.	18,116	61
	Salem Media Group Inc. Class A	8,550	61
	Unique Fabricating Inc.	5,105	58
*	Container Store Group Inc.	13,607	57
*	Cambium Learning Group Inc.	11,570	56
^	Stage Stores Inc.	23,141	54
*	Hemisphere Media Group Inc. Class A	4,534	53
*	Radio One Inc.	19,082	52
*	Gaia Inc. Class A	6,037	52
*,^	Cogint Inc.	11,740	43
*	Kona Grill Inc.	6,409	41
*,^	Noodles & Co. Class A	8,459	32
*	Sears Hometown and Outlet Stores Inc.	8,672	32
*	Vince Holding Corp.	18,048	32
			198,044
Consumer Staples (2.4%)
	Snyder's-Lance Inc.	66,224	2,621
	B&G Foods Inc.	54,001	2,295
	Lancaster Colony Corp.	15,471	2,039
*	United Natural Foods Inc.	40,165	1,729
	Vector Group Ltd.	75,009	1,709
	J&J Snack Foods Corp.	12,375	1,656
	Sanderson Farms Inc.	16,449	1,563
	Fresh Del Monte Produce Inc.	25,952	1,502
	Dean Foods Co.	75,300	1,373
	WD-40 Co.	11,532	1,267
	Universal Corp.	18,213	1,233
	Core-Mark Holding Co. Inc.	37,529	1,220
*	Boston Beer Co. Inc. Class A	7,311	1,160
	SpartanNash Co.	29,754	1,038
^	Cal-Maine Foods Inc.	25,341	962
	Andersons Inc.	22,059	872
*	SUPERVALU Inc.	217,253	821
	Seaboard Corp.	211	766
	Calavo Growers Inc.	12,879	726
*	Performance Food Group Co.	30,587	722
	Coca-Cola Bottling Co. Consolidated	3,875	667
	National Beverage Corp.	9,760	570
^	Tootsie Roll Industries Inc.	14,399	564
	Ingles Markets Inc. Class A	11,388	534

5

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	AdvancePierre Foods Holdings Inc.	18,097	524
*	Diplomat Pharmacy Inc.	37,298	505
*	USANA Health Sciences Inc.	8,402	488
	Weis Markets Inc.	7,879	473
^	GNC Holdings Inc. Class A	56,028	465
	MGP Ingredients Inc.	10,385	459
	Omega Protein Corp.	17,956	457
	John B Sanfilippo & Son Inc.	6,972	428
	Medifast Inc.	8,496	381
	PetMed Express Inc.	16,132	340
*	Primo Water Corp.	19,017	273
*	Smart & Final Stores Inc.	19,438	271
*,^	Amplify Snack Brands Inc.	24,057	241
	Nutraceutical International Corp.	6,897	232
*	Chefs' Warehouse Inc.	15,978	224
^	Orchids Paper Products Co.	7,652	218
*	Farmer Brothers Co.	6,647	217
*	Seneca Foods Corp. Class A	5,315	200
*,^	Freshpet Inc.	18,488	187
	Village Super Market Inc. Class A	6,028	179
	Limoneira Co.	9,693	178
	Natural Health Trends Corp.	5,891	164
*	Craft Brew Alliance Inc.	10,372	152
*	Alliance One International Inc.	7,241	104
*	Natural Grocers by Vitamin Cottage Inc.	7,764	94
*	Synutra International Inc.	16,101	93
*	Inventure Foods Inc.	15,601	87
	Nature's Sunshine Products Inc.	6,869	78
	Alico Inc.	2,757	71
*	Turning Point Brands Inc.	4,623	61
*	Lifevantage Corp.	10,618	59
*	Lifeway Foods Inc.	4,165	44
			37,556
Energy (3.3%)
*	RSP Permian Inc.	79,832	3,153
*	PDC Energy Inc.	45,447	3,072
*	Oasis Petroleum Inc.	191,758	2,715
	Western Refining Inc.	66,340	2,423
	Golar LNG Ltd.	77,809	2,125
	SemGroup Corp. Class A	54,269	1,908
*	Callon Petroleum Co.	150,304	1,897
*	Matador Resources Co.	71,255	1,715
*	NOW Inc.	88,519	1,694
*	Carrizo Oil & Gas Inc.	50,738	1,652
*	Oil States International Inc.	41,386	1,523
*	McDermott International Inc.	195,041	1,435
*	Synergy Resources Corp.	153,152	1,251
	Delek US Holdings Inc.	50,606	1,218
*	Unit Corp.	42,047	1,141
*	Forum Energy Technologies Inc.	48,254	1,047
*	Helix Energy Solutions Group Inc.	114,098	942
*	SEACOR Holdings Inc.	13,099	902
*	TerraForm Power Inc. Class A	71,334	821
*	Exterran Corp.	25,934	789
*	Denbury Resources Inc.	290,660	788
	Archrock Inc.	57,098	779
	Green Plains Inc.	30,216	757
*	Fairmount Santrol Holdings Inc.	74,382	705
*	Clayton Williams Energy Inc.	4,936	668
*	Atwood Oceanics Inc.	62,433	656
*	Sanchez Energy Corp.	55,893	643
*,^	Flotek Industries Inc.	45,779	619
*,^	Seadrill Ltd.	310,962	544
*	Newpark Resources Inc.	67,924	523

6

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	SunCoke Energy Inc.	52,165	509
*	California Resources Corp.	26,403	472
*	TETRA Technologies Inc.	94,232	423
*	Ring Energy Inc.	33,831	418
*	REX American Resources Corp.	4,561	380
*	Par Pacific Holdings Inc.	24,620	359
*	Matrix Service Co.	21,681	351
*	Pioneer Energy Services Corp.	61,480	323
	TerraForm Global Inc. Class A	73,866	321
*	Tesco Corp.	37,238	311
	Alon USA Energy Inc.	25,305	308
^	CVR Energy Inc.	13,124	301
*,^	Sunrun Inc.	50,854	289
*	Renewable Energy Group Inc.	32,212	287
*	Bill Barrett Corp.	51,310	283
*	Abraxas Petroleum Corp.	121,723	258
*	Natural Gas Services Group Inc.	9,820	256
	Panhandle Oil and Gas Inc. Class A	12,929	255
*	CARBO Ceramics Inc.	18,714	240
*	Cobalt International Energy Inc.	335,171	238
*	Era Group Inc.	15,945	220
*	Westmoreland Coal Co.	15,160	219
*	Clean Energy Fuels Corp.	78,890	193
*	Trecora Resources	15,761	190
*	Green Brick Partners Inc.	19,889	188
*	RigNet Inc.	10,562	186
*	Parker Drilling Co.	97,205	185
*	Pacific Ethanol Inc.	23,392	184
*	Geospace Technologies Corp.	10,785	178
	Evolution Petroleum Corp.	19,752	173
*	Smart Sand Inc.	9,448	162
*	Independence Contract Drilling Inc.	26,021	155
*,^	EP Energy Corp. Class A	32,014	151
*,^	Jones Energy Inc. Class A	47,110	151
*	Mammoth Energy Services Inc.	6,294	135
*	Contango Oil & Gas Co.	18,087	134
*	Dawson Geophysical Co.	15,577	120
*	EnerNOC Inc.	21,976	120
*	Hornbeck Offshore Services Inc.	25,649	115
*,^	Northern Oil and Gas Inc.	36,085	108
*	Willbros Group Inc.	33,389	100
*	Eclipse Resources Corp.	45,243	98
*	TPI Composites Inc.	5,483	96
*	Ameresco Inc. Class A	17,012	86
*	W&T Offshore Inc.	30,772	77
*	Isramco Inc.	582	71
	Adams Resources & Energy Inc.	1,705	69
*,^	Vivint Solar Inc.	18,542	64
*	EXCO Resources Inc.	114,649	64
*,^	TerraVia Holdings Inc.	63,497	59
*,^	FuelCell Energy Inc.	35,459	55
*,^	Erin Energy Corp.	10,517	35
*	Earthstone Energy Inc.	1,593	21
*	Global Geophysical Services Inc.	127	—
			50,849
Financial Services (28.2%)
	Webster Financial Corp.	75,145	4,128
	New Residential Investment Corp.	242,886	4,097
	Prosperity Bancshares Inc.	54,474	4,060
	Bank of the Ozarks Inc.	72,356	3,960
	PrivateBancorp Inc.	63,986	3,622
*	Texas Capital Bancshares Inc.	40,380	3,600
	Investors Bancorp Inc.	242,876	3,553
	Hudson Pacific Properties Inc.	93,550	3,422

7

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Umpqua Holdings Corp.	180,283	3,391
Fair Isaac Corp.	25,222	3,281
Radian Group Inc.	175,248	3,261
Medical Properties Trust Inc.	242,523	3,255
Hancock Holding Co.	68,335	3,242
* Gramercy Property Trust	114,508	3,202
DuPont Fabros Technology Inc.	61,495	3,166
Primerica Inc.	38,266	3,090
Wintrust Financial Corp.	41,839	3,084
IBERIABANK Corp.	36,154	3,064
CNO Financial Group Inc.	146,100	3,055
* MGIC Investment Corp.	280,706	2,990
Healthcare Realty Trust Inc.	93,012	2,973
GEO Group Inc.	60,491	2,880
UMB Financial Corp.	36,520	2,879
Chemical Financial Corp.	53,562	2,853
* Stifel Financial Corp.	52,155	2,814
Home BancShares Inc.	98,378	2,768
MB Financial Inc.	61,403	2,764
Fulton Financial Corp.	141,403	2,704
FNB Corp.	170,635	2,657
Pinnacle Financial Partners Inc.	38,131	2,646
Sunstone Hotel Investors Inc.	176,948	2,610
Sterling Bancorp	103,066	2,551
First Industrial Realty Trust Inc.	94,744	2,549
United Bankshares Inc.	56,767	2,540
Washington Federal Inc.	74,807	2,532
Education Realty Trust Inc.	59,868	2,523
Evercore Partners Inc. Class A	31,688	2,521
LaSalle Hotel Properties	86,867	2,510
Valley National Bancorp	201,924	2,498
CoreSite Realty Corp.	27,371	2,465
Cathay General Bancorp	60,523	2,377
Cousins Properties Inc.	275,253	2,353
Glacier Bancorp Inc.	62,690	2,315
National Health Investors Inc.	30,470	2,307
Ryman Hospitality Properties Inc.	35,746	2,305
First Financial Bankshares Inc.	51,751	2,277
RLJ Lodging Trust	99,262	2,259
Hope Bancorp Inc.	104,480	2,236
Physicians Realty Trust	111,358	2,218
First Citizens BancShares Inc. Class A	6,218	2,215
BancorpSouth Inc.	71,310	2,211
Lexington Realty Trust	189,909	2,119
Acadia Realty Trust	66,083	2,117
Mack-Cali Realty Corp.	72,609	2,117
* Essent Group Ltd.	60,533	2,107
Community Bank System Inc.	35,377	2,102
Great Western Bancorp Inc.	48,588	2,077
Selective Insurance Group Inc.	46,167	2,045
Urban Edge Properties	72,892	2,021
BGC Partners Inc. Class A	178,745	2,016
QTS Realty Trust Inc. Class A	38,033	2,001
Old National Bancorp	108,047	1,983
Washington REIT	59,458	1,945
CVB Financial Corp.	81,756	1,942
EastGroup Properties Inc.	26,068	1,938
Retail Opportunity Investments Corp.	87,765	1,931
South State Corp.	21,487	1,923
Financial Engines Inc.	43,275	1,917
American Equity Investment Life Holding Co.	70,672	1,902
Columbia Banking System Inc.	47,117	1,879
PS Business Parks Inc.	16,047	1,865
RLI Corp.	31,451	1,838

8

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Trustmark Corp.	54,712	1,808
	DiamondRock Hospitality Co.	164,949	1,793
	HRG Group Inc.	96,256	1,769
*	Enstar Group Ltd.	9,123	1,768
	Colony Starwood Homes	53,446	1,758
	STAG Industrial Inc.	67,190	1,736
	FirstCash Inc.	39,082	1,733
	Alexander & Baldwin Inc.	38,401	1,722
	Hilltop Holdings Inc.	60,610	1,720
*	Genworth Financial Inc. Class A	415,264	1,698
	Pebblebrook Hotel Trust	58,794	1,690
	International Bancshares Corp.	44,100	1,678
	United Community Banks Inc.	57,552	1,663
*	Blackhawk Network Holdings Inc.	45,089	1,643
	First Midwest Bancorp Inc.	66,554	1,626
*	Cardtronics plc Class A	36,387	1,604
	EverBank Financial Corp.	82,252	1,599
	ServisFirst Bancshares Inc.	37,795	1,571
*	Eagle Bancorp Inc.	25,115	1,563
	Argo Group International Holdings Ltd.	23,305	1,560
*,^	BofI Holding Inc.	49,261	1,554
	LegacyTexas Financial Group Inc.	36,438	1,552
	Capitol Federal Financial Inc.	102,783	1,551
	Kite Realty Group Trust	67,077	1,519
*	PRA Group Inc.	37,212	1,518
	Xenia Hotels & Resorts Inc.	85,045	1,494
	Potlatch Corp.	33,499	1,482
	LTC Properties Inc.	30,676	1,480
	Janus Capital Group Inc.	116,737	1,478
	Towne Bank/Portsmouth VA	45,084	1,467
	Kennedy-Wilson Holdings Inc.	66,287	1,462
*	LendingClub Corp.	271,796	1,451
	Renasant Corp.	35,313	1,449
	Sabra Health Care REIT Inc.	53,192	1,447
	Northwest Bancshares Inc.	79,190	1,437
	Banner Corp.	24,623	1,431
	American Assets Trust Inc.	32,456	1,428
	Monogram Residential Trust Inc.	138,653	1,427
	Invesco Mortgage Capital Inc.	91,372	1,421
	NBT Bancorp Inc.	34,992	1,413
	Astoria Financial Corp.	75,582	1,398
	CBL & Associates Properties Inc.	138,910	1,393
	Simmons First National Corp. Class A	24,059	1,383
	Horace Mann Educators Corp.	32,775	1,373
	First Financial Bancorp	49,398	1,371
	Select Income REIT	52,630	1,368
	Global Net Lease Inc.	166,674	1,367
	Kemper Corp.	32,031	1,360
	Ameris Bancorp	28,121	1,358
	Independent Bank Corp.	20,876	1,357
	Yadkin Financial Corp.	40,144	1,347
	Provident Financial Services Inc.	50,626	1,344
	First Merchants Corp.	33,369	1,339
	WesBanco Inc.	32,939	1,329
	Washington Prime Group Inc.	139,768	1,296
	Union Bankshares Corp.	34,817	1,262
	Rexford Industrial Realty Inc.	53,922	1,239
	Waddell & Reed Financial Inc. Class A	63,534	1,222
	Apollo Commercial Real Estate Finance Inc.	65,814	1,210
	Chesapeake Lodging Trust	49,645	1,199
	BNC Bancorp	33,358	1,199
*	FCB Financial Holdings Inc. Class A	24,509	1,191
	Government Properties Income Trust	57,056	1,176
	Park National Corp.	10,884	1,169

9

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Westamerica Bancorporation	19,848	1,148
* MBIA Inc.	109,475	1,130
Boston Private Financial Holdings Inc.	64,960	1,117
Summit Hotel Properties Inc.	72,059	1,109
Four Corners Property Trust Inc.	49,857	1,106
Kearny Financial Corp.	71,837	1,103
Tompkins Financial Corp.	12,021	1,079
Franklin Street Properties Corp.	85,968	1,065
WSFS Financial Corp.	23,100	1,053
Redwood Trust Inc.	63,921	1,046
Terreno Realty Corp.	37,065	1,027
* Green Dot Corp. Class A	34,959	1,025
Navigators Group Inc.	18,544	1,021
First Commonwealth Financial Corp.	73,065	1,018
Ramco-Gershenson Properties Trust	64,944	1,017
AMERISAFE Inc.	15,751	1,013
Agree Realty Corp.	20,309	1,008
CYS Investments Inc.	124,965	1,002
S&T Bancorp Inc.	28,112	1,001
CenterState Banks Inc.	40,389	998
Employers Holdings Inc.	26,220	986
National General Holdings Corp.	39,991	973
PennyMac Mortgage Investment Trust	56,997	961
Heartland Financial USA Inc.	19,361	959
Berkshire Hills Bancorp Inc.	26,686	943
Beneficial Bancorp Inc.	57,633	939
* Walker & Dunlop Inc.	22,788	926
* Pacific Premier Bancorp Inc.	22,501	900
Pennsylvania REIT	54,402	898
Brookline Bancorp Inc.	56,581	897
EVERTEC Inc.	52,428	883
Lakeland Financial Corp.	19,272	875
HFF Inc. Class A	29,478	874
Maiden Holdings Ltd.	56,282	870
Hanmi Financial Corp.	25,910	865
WisdomTree Investments Inc.	93,954	856
Stewart Information Services Corp.	19,005	844
Piper Jaffray Cos.	11,845	838
National Storage Affiliates Trust	34,520	836
Sandy Spring Bancorp Inc.	19,404	836
Infinity Property & Casualty Corp.	8,842	833
CareTrust REIT Inc.	52,732	832
Safety Insurance Group Inc.	11,719	832
Capital Bank Financial Corp.	20,354	830
Capstead Mortgage Corp.	78,380	829
RE/MAX Holdings Inc. Class A	14,122	812
Cardinal Financial Corp.	25,966	811
FelCor Lodging Trust Inc.	111,620	809
Monmouth Real Estate Investment Corp.	54,882	801
First Busey Corp.	25,762	797
* Ambac Financial Group Inc.	35,838	792
Central Pacific Financial Corp.	24,994	789
Banc of California Inc.	40,390	786
Alexander's Inc.	1,783	779
* Customers Bancorp Inc.	22,699	779
Meridian Bancorp Inc.	40,263	767
Stock Yards Bancorp Inc.	17,297	765
United Fire Group Inc.	18,076	763
City Holding Co.	11,615	761
Southside Bancshares Inc.	21,537	759
State Bank Financial Corp.	27,803	754
* Parkway Inc.	35,489	745
Nelnet Inc. Class A	16,511	740
^ Seritage Growth Properties Class A	15,829	736

10

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
United Financial Bancorp Inc.	41,011	732
Universal Insurance Holdings Inc.	27,009	728
Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,743	727
Moelis & Co. Class A	19,657	723
Tier REIT Inc.	39,004	705
Banco Latinoamericano de Comercio Exterior SA	24,856	699
* St. Joe Co.	42,177	698
* FNFV Group	55,260	688
Greenhill & Co. Inc.	23,265	687
Enterprise Financial Services Corp.	15,628	687
First Interstate BancSystem Inc. Class A	15,632	685
* iStar Inc.	56,836	684
* Third Point Reinsurance Ltd.	54,839	680
Lakeland Bancorp Inc.	34,333	676
ARMOUR Residential REIT Inc.	30,059	676
Hersha Hospitality Trust Class A	33,889	661
Washington Trust Bancorp Inc.	12,118	657
Universal Health Realty Income Trust	10,204	655
Investors Real Estate Trust	100,706	655
MainSource Financial Group Inc.	19,093	654
National Bank Holdings Corp. Class A	19,788	653
* Encore Capital Group Inc.	19,475	649
Cohen & Steers Inc.	17,129	644
New Senior Investment Group Inc.	59,178	627
Northfield Bancorp Inc.	33,420	627
* First BanCorp	98,132	626
MTGE Investment Corp.	37,756	625
BancFirst Corp.	6,521	622
ConnectOne Bancorp Inc.	24,769	622
* LendingTree Inc.	5,209	617
OceanFirst Financial Corp.	21,100	616
Flushing Financial Corp.	22,037	616
Silver Bay Realty Trust Corp.	28,377	611
1st Source Corp.	12,894	602
Heritage Financial Corp.	24,042	601
TrustCo Bank Corp. NY	71,932	601
TriCo Bancshares	16,512	600
Chatham Lodging Trust	29,522	591
Cass Information Systems Inc.	8,987	586
* HomeStreet Inc.	21,447	586
Meta Financial Group Inc.	6,776	580
National Western Life Group Inc. Class A	1,822	579
Altisource Residential Corp.	43,014	577
Independent Bank Group Inc.	9,086	575
Community Trust Bancorp Inc.	12,470	572
New York Mortgage Trust Inc.	90,026	570
* Seacoast Banking Corp. of Florida	24,501	569
Getty Realty Corp.	21,507	568
Preferred Bank	10,045	564
Univest Corp. of Pennsylvania	20,237	564
NorthStar Realty Europe Corp.	46,066	559
Investment Technology Group Inc.	27,741	555
Dime Community Bancshares Inc.	25,602	550
InfraREIT Inc.	33,041	550
German American Bancorp Inc.	11,561	549
PJT Partners Inc.	14,808	548
FBL Financial Group Inc. Class A	7,981	546
Urstadt Biddle Properties Inc. Class A	24,231	540
Oritani Financial Corp.	31,316	539
Bryn Mawr Bank Corp.	13,057	536
* Greenlight Capital Re Ltd. Class A	23,893	533
Camden National Corp.	12,542	533
* CU Bancorp	13,548	532
Bridge Bancorp Inc.	14,899	531

11

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Easterly Government Properties Inc.	25,684	531
	CoBiz Financial Inc.	30,760	524
	Ladder Capital Corp. Class A	36,195	522
	Park Sterling Corp.	42,623	506
	Diamond Hill Investment Group Inc.	2,513	504
	Saul Centers Inc.	7,854	503
	James River Group Holdings Ltd.	11,633	500
	OM Asset Management plc	33,198	495
	First of Long Island Corp.	17,586	484
*	Flagstar Bancorp Inc.	16,998	483
	First Potomac Realty Trust	48,216	482
	First Bancorp	16,003	481
*	Nationstar Mortgage Holdings Inc.	26,180	475
	Stonegate Bank	10,200	473
*	INTL. FCStone Inc.	12,525	473
	Virtus Investment Partners Inc.	4,274	469
*	KCG Holdings Inc. Class A	33,621	466
*	NMI Holdings Inc. Class A	40,922	454
	OFG Bancorp	35,038	452
	Great Southern Bancorp Inc.	8,992	450
	Anworth Mortgage Asset Corp.	82,584	449
	Independence Realty Trust Inc.	48,577	446
	Peoples Bancorp Inc.	13,498	439
	Mercantile Bank Corp.	12,874	431
	Pacific Continental Corp.	16,970	427
	Horizon Bancorp	16,444	427
	Armada Hoffler Properties Inc.	30,267	422
	Gladstone Commercial Corp.	20,276	422
	Federal Agricultural Mortgage Corp.	7,296	420
	QCR Holdings Inc.	9,631	418
	Ashford Hospitality Trust Inc.	63,374	416
	AG Mortgage Investment Trust Inc.	23,297	416
*	TriState Capital Holdings Inc.	17,643	415
	Fidelity Southern Corp.	17,417	411
	Suffolk Bancorp	9,635	410
	Financial Institutions Inc.	11,753	402
	Southwest Bancorp Inc.	15,039	401
	Peapack Gladstone Financial Corp.	12,772	400
	Cedar Realty Trust Inc.	67,712	397
	Bar Harbor Bankshares	9,075	387
	Waterstone Financial Inc.	20,758	385
	First Financial Corp.	8,246	383
*	Franklin Financial Network Inc.	9,489	374
	Live Oak Bancshares Inc.	15,994	367
*	Forestar Group Inc.	27,554	366
	Blue Hills Bancorp Inc.	19,956	366
*	EZCORP Inc. Class A	41,541	366
*	Ocwen Financial Corp.	81,817	361
	Virtu Financial Inc. Class A	20,767	360
	HCI Group Inc.	7,197	355
	CatchMark Timber Trust Inc. Class A	32,581	352
	First Defiance Financial Corp.	7,157	352
	Independent Bank Corp.	16,421	351
	Western Asset Mortgage Capital Corp.	33,777	351
*	First Foundation Inc.	21,390	351
	NexPoint Residential Trust Inc.	14,633	349
	Guaranty Bancorp	14,097	349
*,^	Citizens Inc. Class A	38,118	348
	State National Cos. Inc.	24,765	346
	Westwood Holdings Group Inc.	6,078	346
	CorEnergy Infrastructure Trust Inc.	9,667	345
	First Community Bancshares Inc.	12,728	344
	Bank of Marin Bancorp	4,961	340
*	Triumph Bancorp Inc.	12,607	339

12

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Marcus & Millichap Inc.	12,327	337
	State Auto Financial Corp.	12,549	337
	United Community Financial Corp.	39,076	336
*	Allegiance Bancshares Inc.	9,102	336
*	Republic First Bancorp Inc.	41,742	334
*	Bank of NT Butterfield & Son Ltd.	10,092	329
	Whitestone REIT	22,928	325
	Arrow Financial Corp.	9,210	321
	Houlihan Lokey Inc. Class A	10,201	321
*	HomeTrust Bancshares Inc.	13,380	321
	Bank Mutual Corp.	33,035	320
	UMH Properties Inc.	21,568	320
	Heritage Insurance Holdings Inc.	21,475	317
*	Enova International Inc.	22,044	316
*	MoneyGram International Inc.	24,738	316
	Carolina Financial Corp.	10,234	307
*,^	Wins Finance Holdings Inc.	1,084	303
	RMR Group Inc. Class A	5,755	302
	Heritage Commerce Corp.	21,220	301
*	Nicolet Bankshares Inc.	6,173	301
	Opus Bank	13,917	301
*	Cowen Group Inc. Class A	20,550	294
	Ares Commercial Real Estate Corp.	21,735	294
	City Office REIT Inc.	22,427	292
	West Bancorporation Inc.	12,981	288
*	Green Bancorp Inc.	16,753	286
	Clifton Bancorp Inc.	17,729	285
	People's Utah Bancorp	10,643	283
	Arlington Asset Investment Corp. Class A	19,144	282
	Preferred Apartment Communities Inc. Class A	20,624	282
	Farmers National Banc Corp.	20,399	282
	Sierra Bancorp	9,774	280
	First Connecticut Bancorp Inc.	11,483	277
	CNB Financial Corp.	11,476	276
	Heritage Oaks Bancorp	19,986	275
	Republic Bancorp Inc. Class A	7,931	274
*	Veritex Holdings Inc.	9,562	274
*	Global Indemnity Ltd.	6,884	273
	One Liberty Properties Inc.	11,117	273
	OneBeacon Insurance Group Ltd. Class A	16,515	270
	Old Second Bancorp Inc.	24,393	267
*	World Acceptance Corp.	5,001	262
*	Tejon Ranch Co.	11,362	262
*	National Commerce Corp.	6,916	259
^	Fidelity & Guaranty Life	9,612	256
*	Atlantic Capital Bancshares Inc.	14,184	255
	Community Healthcare Trust Inc.	10,724	255
	Enterprise Bancorp Inc.	7,673	254
	Dynex Capital Inc.	36,663	252
	RAIT Financial Trust	73,934	248
^	Orchid Island Capital Inc.	25,068	246
	Farmland Partners Inc.	21,514	246
	Ashford Hospitality Prime Inc.	18,773	245
	MidWestOne Financial Group Inc.	6,707	245
	American National Bankshares Inc.	6,686	244
*	PICO Holdings Inc.	17,820	244
	GAIN Capital Holdings Inc.	30,823	242
	United Insurance Holdings Corp.	14,169	240
	Merchants Bancshares Inc.	4,598	237
	Farmers Capital Bank Corp.	6,076	236
*	HarborOne Bancorp Inc.	11,827	233
	Peoples Financial Services Corp.	5,565	231
	Ames National Corp.	7,173	231
	Sun Bancorp Inc.	8,770	227

13

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	First Bancorp Inc.	8,346	226
	Charter Financial Corp.	11,573	226
	Bluerock Residential Growth REIT Inc. Class A	18,035	225
*	Altisource Portfolio Solutions SA	9,337	224
	Citizens & Northern Corp.	9,496	223
*	WMIH Corp.	164,805	222
	Macatawa Bank Corp.	21,903	222
*	Cascade Bancorp	26,085	215
	National Bankshares Inc.	5,658	214
*	Safeguard Scientifics Inc.	16,706	211
*	Bancorp Inc.	40,511	210
	Resource Capital Corp.	24,782	208
*	On Deck Capital Inc.	38,947	208
	First Mid-Illinois Bancshares Inc.	6,263	207
	Federated National Holding Co.	10,301	206
	Western New England Bancorp Inc.	20,231	203
	Territorial Bancorp Inc.	6,310	203
	Hingham Institution for Savings	1,082	203
	Old Line Bancshares Inc.	6,959	195
	WashingtonFirst Bankshares Inc.	7,067	194
*	PennyMac Financial Services Inc. Class A	10,788	193
*	FRP Holdings Inc.	5,042	190
	Consolidated-Tomoka Land Co.	3,427	189
	BankFinancial Corp.	12,542	187
^	Access National Corp.	6,750	186
	Capital City Bank Group Inc.	9,076	185
*	Equity Bancshares Inc. Class A	5,697	185
	EMC Insurance Group Inc.	6,605	184
*,^	Trupanion Inc.	11,724	182
	Shore Bancshares Inc.	10,482	182
	MedEquities Realty Trust Inc.	16,520	180
*	BSB Bancorp Inc.	6,471	180
*	Ladenburg Thalmann Financial Services Inc.	80,781	179
*	NewStar Financial Inc.	18,005	179
*	Regional Management Corp.	8,506	179
	Penns Woods Bancorp Inc.	3,730	177
	Baldwin & Lyons Inc.	7,423	177
	Codorus Valley Bancorp Inc.	6,787	177
	First Business Financial Services Inc.	6,998	176
*	FB Financial Corp.	5,518	175
	Home Bancorp Inc.	4,815	173
	Southern Missouri Bancorp Inc.	4,873	171
*	eHealth Inc.	15,386	169
*	Xenith Bankshares Inc.	6,310	168
*	AV Homes Inc.	10,155	168
	Summit Financial Group Inc.	6,936	166
	Investors Title Co.	1,199	165
*	Southern First Bancshares Inc.	4,901	164
	Northrim BanCorp Inc.	5,630	164
	LCNB Corp.	7,415	162
	Southern National Bancorp of Virginia Inc.	9,439	160
	Great Ajax Corp.	12,170	160
	Kinsale Capital Group Inc.	5,401	159
	MBT Financial Corp.	14,864	158
	Bankwell Financial Group Inc.	4,795	158
	Century Bancorp Inc. Class A	2,467	156
*	Stratus Properties Inc.	5,213	156
	Central Valley Community Bancorp	7,480	154
*	Trinity Place Holdings Inc.	17,774	152
	First Internet Bancorp	4,808	148
*	First Community Financial Partners Inc.	11,128	147
*	Planet Payment Inc.	35,689	146
	ACNB Corp.	5,024	146
	Premier Financial Bancorp Inc.	7,880	145

14

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Bear State Financial Inc.	14,963	142
	MutualFirst Financial Inc.	4,422	140
	Associated Capital Group Inc. Class A	3,750	140
	SI Financial Group Inc.	9,395	138
^	Union Bankshares Inc.	3,242	134
	Owens Realty Mortgage Inc.	8,031	134
	Middleburg Financial Corp.	3,751	134
	Orrstown Financial Services Inc.	6,031	132
	C&F Financial Corp.	2,727	130
	Oppenheimer Holdings Inc. Class A	7,731	128
*	Hallmark Financial Services Inc.	11,576	128
	County Bancorp Inc.	4,644	125
	First Financial Northwest Inc.	6,124	125
*	First Northwest Bancorp	7,972	123
	B. Riley Financial Inc.	7,939	122
	GAMCO Investors Inc. Class A	4,055	121
*	Atlas Financial Holdings Inc.	8,839	119
	Donegal Group Inc. Class A	7,138	119
	Tiptree Inc.	18,493	117
*	Impac Mortgage Holdings Inc.	8,193	114
	Pzena Investment Management Inc. Class A	11,321	114
	Global Medical REIT Inc.	13,514	114
	ESSA Bancorp Inc.	7,034	111
	Crawford & Co. Class B	10,125	110
	Provident Financial Holdings Inc.	5,611	105
	Blue Capital Reinsurance Holdings Ltd.	5,178	102
	Independence Holding Co.	5,545	101
*	Real Industry Inc.	19,717	101
	Midland States Bancorp Inc.	2,813	99
	Chemung Financial Corp.	2,653	96
*	Pacific Mercantile Bancorp	11,828	87
	FBR & Co.	4,454	81
*	Provident Bancorp Inc.	3,772	74
	CPI Card Group Inc.	16,241	73
	Silvercrest Asset Management Group Inc. Class A	5,421	72
	Manning & Napier Inc.	11,559	72
*	UCP Inc.	6,263	68
	Hennessy Advisors Inc.	2,213	59
*,^	First NBC Bank Holding Co.	12,153	54
*	Capstar Financial Holdings Inc.	2,576	51
^	Greene County Bancorp Inc.	2,297	51
*	Walter Investment Management Corp.	14,408	49
	Medley Management Inc. Class A	4,833	45
*	Paragon Commercial Corp.	687	34
	California First National Bancorp	2,076	33
	Fifth Street Asset Management Inc.	4,583	24
	Griffin Industrial Realty Inc.	546	17
	Value Line Inc.	938	17
			441,243
Health Care (12.8%)
*	TESARO Inc.	23,250	4,380
*	Exelixis Inc.	184,949	3,982
	HealthSouth Corp.	72,384	3,063
*	NuVasive Inc.	40,486	3,027
*	Masimo Corp.	33,233	3,003
*	Bluebird Bio Inc.	32,965	2,889
*	Medicines Co.	54,699	2,867
*	PAREXEL International Corp.	42,823	2,770
*	Ultragenyx Pharmaceutical Inc.	31,039	2,641
*	Medidata Solutions Inc.	44,695	2,499
*	Prestige Brands Holdings Inc.	43,358	2,455
	Cantel Medical Corp.	29,218	2,399
*	Catalent Inc.	82,092	2,356
	Chemed Corp.	13,187	2,355

15

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Wright Medical Group NV	83,701	2,334
*	Kite Pharma Inc.	32,315	2,287
*	Horizon Pharma plc	132,788	2,131
*	Integra LifeSciences Holdings Corp.	49,078	2,098
*	Insulet Corp.	46,641	2,032
*	Neogen Corp.	29,592	1,919
*	Nevro Corp.	19,809	1,901
*	Exact Sciences Corp.	87,132	1,875
	Owens & Minor Inc.	50,818	1,834
*	ICU Medical Inc.	12,131	1,825
*	Clovis Oncology Inc.	30,252	1,749
*,^	Ironwood Pharmaceuticals Inc. Class A	102,601	1,733
*	Molina Healthcare Inc.	35,569	1,725
*	Sage Therapeutics Inc.	24,925	1,680
*,^	Prothena Corp. plc	27,647	1,622
*	Zeltiq Aesthetics Inc.	29,210	1,617
*	Penumbra Inc.	20,953	1,609
*	Globus Medical Inc.	57,838	1,608
*	AMN Healthcare Services Inc.	38,927	1,602
*	Array BioPharma Inc.	137,911	1,586
*	Ligand Pharmaceuticals Inc.	15,139	1,584
*	Haemonetics Corp.	42,176	1,574
*	WebMD Health Corp.	30,160	1,565
*	HealthEquity Inc.	35,442	1,549
*	Nektar Therapeutics Class A	117,637	1,539
*	NxStage Medical Inc.	52,420	1,497
*	INC Research Holdings Inc. Class A	34,048	1,486
*	Cambrex Corp.	26,298	1,482
*	Halyard Health Inc.	37,854	1,479
*	Portola Pharmaceuticals Inc.	39,536	1,371
*	Pacira Pharmaceuticals Inc.	30,143	1,317
*	Magellan Health Inc.	18,808	1,301
*	HMS Holdings Corp.	69,354	1,292
*	Sarepta Therapeutics Inc.	41,383	1,287
*	Select Medical Holdings Corp.	87,800	1,264
*	Cynosure Inc. Class A	19,095	1,260
*	Surgical Care Affiliates Inc.	22,162	1,257
*	PRA Health Sciences Inc.	20,029	1,182
*	Halozyme Therapeutics Inc.	90,752	1,163
*	Aerie Pharmaceuticals Inc.	23,707	1,123
*	Amedisys Inc.	23,041	1,111
*	Radius Health Inc.	26,228	1,105
*	Myriad Genetics Inc.	56,203	1,092
*	Omnicell Inc.	28,586	1,087
*	FibroGen Inc.	43,247	1,081
*	Merit Medical Systems Inc.	34,581	1,065
*	Air Methods Corp.	27,833	1,053
*	Theravance Biopharma Inc.	32,959	1,009
*	Spark Therapeutics Inc.	15,641	998
*	Natus Medical Inc.	26,609	985
*	Supernus Pharmaceuticals Inc.	38,321	985
*	Five Prime Therapeutics Inc.	21,163	971
*	Synergy Pharmaceuticals Inc.	167,609	970
*	Spectranetics Corp.	33,826	941
*	Acorda Therapeutics Inc.	35,116	929
*	Inogen Inc.	13,513	927
	CONMED Corp.	22,175	923
*	Integer Holdings Corp.	25,022	905
*	Repligen Corp.	28,303	892
*	Community Health Systems Inc.	90,349	881
*	Alder Biopharmaceuticals Inc.	38,260	874
	Abaxis Inc.	17,485	872
*	Emergent BioSolutions Inc.	27,232	855
	Analogic Corp.	10,253	844

16

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Puma Biotechnology Inc.	22,827	838
*	Impax Laboratories Inc.	58,511	834
*	Depomed Inc.	50,482	827
*	Momenta Pharmaceuticals Inc.	53,389	825
*,^	TherapeuticsMD Inc.	122,898	772
*	Amicus Therapeutics Inc.	116,399	755
*	Tivity Health Inc.	26,074	754
*	Cardiovascular Systems Inc.	26,520	753
	US Physical Therapy Inc.	9,942	752
*	Insmed Inc.	46,969	748
	Ensign Group Inc.	39,570	746
*	Xencor Inc.	29,345	729
*,^	Innoviva Inc.	63,017	728
*,^	MiMedx Group Inc.	83,253	713
*	Blueprint Medicines Corp.	20,239	712
	National HealthCare Corp.	9,133	682
*	Dermira Inc.	20,044	675
*	Coherus Biosciences Inc.	28,093	663
*	Progenics Pharmaceuticals Inc.	57,330	644
*	AMAG Pharmaceuticals Inc.	28,485	640
*,^	ZIOPHARM Oncology Inc.	99,631	633
*	Retrophin Inc.	29,440	626
*	Luminex Corp.	33,352	620
*	Glaukos Corp.	13,607	619
*	Quality Systems Inc.	40,362	616
*	PharMerica Corp.	24,839	611
*	Loxo Oncology Inc.	13,437	597
*	Acceleron Pharma Inc.	22,277	595
	Kindred Healthcare Inc.	65,236	587
*	LHC Group Inc.	12,205	586
*	BioTelemetry Inc.	22,494	572
*	Versartis Inc.	26,151	571
*	MacroGenics Inc.	26,785	566
*	Eagle Pharmaceuticals Inc.	7,284	559
*	Corcept Therapeutics Inc.	61,389	552
*,^	Lexicon Pharmaceuticals Inc.	34,242	550
*	Anika Therapeutics Inc.	11,678	546
*	Orthofix International NV	14,302	511
	Atrion Corp.	1,045	510
*,^	Heron Therapeutics Inc.	35,256	504
*,^	Lannett Co. Inc.	22,692	499
*	OraSure Technologies Inc.	44,010	493
*,^	Accelerate Diagnostics Inc.	18,917	482
*	Genomic Health Inc.	15,861	479
*	AtriCure Inc.	25,679	469
*	Epizyme Inc.	32,614	463
*	Heska Corp.	4,986	462
*	Quidel Corp.	21,929	461
*	Almost Family Inc.	9,233	458
*	Endologix Inc.	67,617	447
*	Amphastar Pharmaceuticals Inc.	28,877	447
	Meridian Bioscience Inc.	34,680	446
*	Teladoc Inc.	19,992	441
*	Flexion Therapeutics Inc.	21,801	437
*	K2M Group Holdings Inc.	21,657	434
*	Aimmune Therapeutics Inc.	21,397	434
*	Providence Service Corp.	10,648	433
	Phibro Animal Health Corp. Class A	15,378	428
*	Vanda Pharmaceuticals Inc.	29,808	425
*	CryoLife Inc.	26,035	417
*	SciClone Pharmaceuticals Inc.	41,293	409
*	GenMark Diagnostics Inc.	36,010	408
	Landauer Inc.	7,725	404
*	Cross Country Healthcare Inc.	26,085	404

17

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Spectrum Pharmaceuticals Inc.	62,793	402
*,^	Omeros Corp.	32,932	401
*,^	Immunomedics Inc.	78,685	393
*	Inovio Pharmaceuticals Inc.	54,350	383
*	La Jolla Pharmaceutical Co.	11,413	382
*	Global Blood Therapeutics Inc.	13,726	382
*	Capital Senior Living Corp.	22,676	381
*	Cotiviti Holdings Inc.	10,150	380
*	Achillion Pharmaceuticals Inc.	94,573	379
*	PTC Therapeutics Inc.	27,797	379
*	ANI Pharmaceuticals Inc.	6,360	376
*	Intra-Cellular Therapies Inc. Class A	28,271	369
*	BioCryst Pharmaceuticals Inc.	58,946	368
*	Enanta Pharmaceuticals Inc.	12,632	364
*	Triple-S Management Corp. Class B	19,413	362
*	AngioDynamics Inc.	21,624	354
*	Revance Therapeutics Inc.	16,794	353
*	Lion Biotechnologies Inc.	45,681	349
*	Ardelyx Inc.	25,689	349
*	Cerus Corp.	83,232	349
*	NeoGenomics Inc.	42,878	346
*	Universal American Corp.	34,521	344
*	Surgery Partners Inc.	14,977	337
*	Accuray Inc.	64,016	330
*,^	Aduro Biotech Inc.	29,266	329
*	Pacific Biosciences of California Inc.	64,920	328
*	Keryx Biopharmaceuticals Inc.	65,161	328
*	Novavax Inc.	216,788	327
*	STAAR Surgical Co.	32,793	326
*	Novocure Ltd.	42,709	325
*	Arena Pharmaceuticals Inc.	200,695	317
*	Esperion Therapeutics Inc.	12,108	317
	Invacare Corp.	25,972	314
*	Albany Molecular Research Inc.	20,836	312
*	REGENXBIO Inc.	16,631	306
*	Merrimack Pharmaceuticals Inc.	98,952	304
*	CorVel Corp.	7,517	304
*	Akebia Therapeutics Inc.	29,564	296
*	Avexis Inc.	4,817	295
*	Cytokinetics Inc.	27,509	292
*	Aclaris Therapeutics Inc.	9,336	292
	PDL BioPharma Inc.	135,243	289
*	Atara Biotherapeutics Inc.	18,649	288
*	Foundation Medicine Inc.	11,557	287
*	Otonomy Inc.	19,269	286
*	NewLink Genetics Corp.	17,844	280
*	Intersect ENT Inc.	20,511	279
*,^	Celldex Therapeutics Inc.	78,574	278
*	Adamas Pharmaceuticals Inc.	14,595	270
*,^	Cara Therapeutics Inc.	16,823	270
*	Agenus Inc.	62,989	267
*,^	Geron Corp.	122,052	262
*	Sangamo Therapeutics Inc.	57,183	260
*	Advaxis Inc.	29,482	259
*	Rigel Pharmaceuticals Inc.	105,541	259
*	Surmodics Inc.	10,419	258
*	NanoString Technologies Inc.	13,231	250
*	Axovant Sciences Ltd.	19,558	249
^	Computer Programs & Systems Inc.	9,202	248
*,^	Insys Therapeutics Inc.	19,335	247
*	ImmunoGen Inc.	72,350	246
*,^	Organovo Holdings Inc.	78,624	245
*	Oxford Immunotec Global plc	18,015	243
	LeMaitre Vascular Inc.	10,919	242

18

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Teligent Inc.	33,643	241
*	Invitae Corp.	22,967	237
*,^	Rockwell Medical Inc.	39,176	233
*	BioSpecifics Technologies Corp.	4,397	232
*,^	iRhythm Technologies Inc.	6,018	232
*	Karyopharm Therapeutics Inc.	22,075	229
*	Civitas Solutions Inc.	12,068	223
*	Sucampo Pharmaceuticals Inc. Class A	18,653	219
*	AxoGen Inc.	20,882	218
*	Paratek Pharmaceuticals Inc.	14,589	218
*	Zogenix Inc.	20,476	212
*	Ignyta Inc.	24,028	211
*	Quorum Health Corp.	24,722	211
*	BioTime Inc.	65,007	211
*,^	Bellicum Pharmaceuticals Inc.	16,972	209
*	Enzo Biochem Inc.	32,419	209
*	Curis Inc.	89,290	206
*	Natera Inc.	21,558	206
*	Exactech Inc.	8,422	205
*	CytomX Therapeutics Inc.	16,364	205
*	Addus HomeCare Corp.	6,248	201
*	Chimerix Inc.	34,112	194
*	OncoMed Pharmaceuticals Inc.	19,068	194
*,^	XBiotech Inc.	14,190	191
*	Medpace Holdings Inc.	6,544	189
*	Cutera Inc.	9,271	189
*,^	Collegium Pharmaceutical Inc.	13,966	185
*,^	WaVe Life Sciences Ltd.	6,030	182
	Utah Medical Products Inc.	2,927	181
*	RadNet Inc.	30,184	180
*,^	Aratana Therapeutics Inc.	26,949	178
*	RTI Surgical Inc.	47,421	178
*	TG Therapeutics Inc.	30,826	176
*	American Renal Associates Holdings Inc.	7,365	166
*,^	Anavex Life Sciences Corp.	28,498	164
*	Idera Pharmaceuticals Inc.	83,706	157
*	Cellular Biomedicine Group Inc.	12,088	155
*	Tetraphase Pharmaceuticals Inc.	29,224	151
*	Fluidigm Corp.	22,849	150
*	Ra Pharmaceuticals Inc.	7,148	150
*	Trevena Inc.	36,851	150
*	Ocular Therapeutix Inc.	17,770	148
*	MediciNova Inc.	22,942	148
*	ConforMIS Inc.	29,132	147
*,^	Dynavax Technologies Corp.	31,907	144
*,^	MannKind Corp.	265,421	141
*	BioScrip Inc.	92,345	139
*	Editas Medicine Inc.	5,509	137
*	Seres Therapeutics Inc.	14,182	137
*	Arrowhead Pharmaceuticals Inc.	58,740	133
*	Minerva Neurosciences Inc.	15,085	132
*	Edge Therapeutics Inc.	13,267	130
*	Stemline Therapeutics Inc.	18,116	127
*	MyoKardia Inc.	10,400	126
*	ChemoCentryx Inc.	19,049	126
	National Research Corp. Class A	6,743	126
*,^	Reata Pharmaceuticals Inc. Class A	4,888	124
*	Cempra Inc.	36,438	124
*,^	Voyager Therapeutics Inc.	9,551	124
*	Concert Pharmaceuticals Inc.	13,041	121
*	Castlight Health Inc. Class B	33,434	119
*	Veracyte Inc.	15,177	118
*	Codexis Inc.	28,019	115
*,^	Sorrento Therapeutics Inc.	21,121	110

19

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*,^	InVivo Therapeutics Holdings Corp.	25,632	108
*	Durect Corp.	104,246	107
*	IRIDEX Corp.	6,755	107
*	Pfenex Inc.	14,739	107
*	Infinity Pharmaceuticals Inc.	37,273	104
*,^	Nobilis Health Corp.	46,945	103
*	Aevi Genomic Medicine Inc.	21,880	103
*	Vital Therapies Inc.	21,981	102
*	Genesis Healthcare Inc.	31,180	100
*,^	Neos Therapeutics Inc.	16,518	99
*	Proteostasis Therapeutics Inc.	6,523	95
*	Myovant Sciences Ltd.	8,560	93
*	Entellus Medical Inc.	6,613	92
*	Protagonist Therapeutics Inc.	6,557	91
*	Ophthotech Corp.	24,833	89
*,^	Osiris Therapeutics Inc.	15,081	87
*	Athersys Inc.	71,995	86
*,^	Egalet Corp.	17,102	85
*,^	AcelRx Pharmaceuticals Inc.	27,322	83
*,^	Fortress Biotech Inc.	26,300	81
*	Intellia Therapeutics Inc.	5,389	77
*	Cidara Therapeutics Inc.	10,561	76
*	Applied Genetic Technologies Corp.	9,778	76
*,^	AAC Holdings Inc.	8,231	75
*	Adeptus Health Inc. Class A	11,174	75
*	Synthetic Biologics Inc.	93,833	74
*	Mirati Therapeutics Inc.	13,130	73
*,^	TransEnterix Inc.	53,893	71
*	Zafgen Inc.	17,645	70
*	Audentes Therapeutics Inc.	4,396	68
*	Asterias Biotherapeutics Inc.	17,535	67
*	Tabula Rasa HealthCare Inc.	4,508	64
*,^	T2 Biosystems Inc.	11,284	64
*	Tactile Systems Technology Inc.	3,122	63
*	Endocyte Inc.	29,920	61
*	NantKwest Inc.	12,875	61
*	Bio-Path Holdings Inc.	73,619	60
*	Clearside Biomedical Inc.	7,672	60
*	Immune Design Corp.	11,207	57
*	GlycoMimetics Inc.	9,038	55
*	Titan Pharmaceuticals Inc.	14,524	54
*	Selecta Biosciences Inc.	4,129	54
*	Lipocine Inc.	12,789	51
*	Senseonics Holdings Inc.	21,457	50
*	Adverum Biotechnologies Inc.	17,807	47
	PharmAthene Inc.	52,405	47
*	Trovagene Inc.	22,500	44
*	Obalon Therapeutics Inc.	4,579	43
*	Syndax Pharmaceuticals Inc.	3,665	42
*	Syros Pharmaceuticals Inc.	3,660	40
*	Eiger BioPharmaceuticals Inc.	3,558	40
*	NantHealth Inc.	5,271	40
*	Axsome Therapeutics Inc.	8,588	39
*	OvaScience Inc.	26,210	39
*	vTv Therapeutics Inc. Class A	6,372	38
*	Corvus Pharmaceuticals Inc.	2,590	37
*	Avinger Inc.	14,583	37
*	Fulgent Genetics Inc.	3,164	36
*	Tandem Diabetes Care Inc.	14,362	34
*	Flex Pharma Inc.	8,191	34
*,^	Corindus Vascular Robotics Inc.	42,448	34
*,^	Kadmon Holdings Inc.	8,944	33
*	CytRx Corp.	76,537	33
*	Regulus Therapeutics Inc.	29,959	31

20

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*,^	Ampio Pharmaceuticals Inc.	34,453	28
*,^	ViewRay Inc.	5,151	27
*	iRadimed Corp.	3,145	26
*	Agile Therapeutics Inc.	11,465	25
*	Aptevo Therapeutics Inc.	12,703	25
*,^	Novan Inc.	3,999	23
*	Inotek Pharmaceuticals Corp.	13,470	22
*	Second Sight Medical Products Inc.	11,235	19
*,^	Anthera Pharmaceuticals Inc.	23,903	16
*	Dimension Therapeutics Inc.	9,462	16
*,^	Argos Therapeutics Inc.	12,387	14
*,^	Galena Biopharma Inc.	8,827	7
*,^	Tokai Pharmaceuticals Inc.	7,064	6
*	Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	1,281	—
			201,091
Materials & Processing (7.7%)
	Chemours Co.	149,629	5,037
	Olin Corp.	135,096	4,199
	US Silica Holdings Inc.	60,536	3,061
	Sensient Technologies Corp.	36,185	2,893
*	Louisiana-Pacific Corp.	117,308	2,766
*	Cliffs Natural Resources Inc.	228,916	2,440
	Belden Inc.	33,807	2,388
	PolyOne Corp.	68,307	2,301
	Balchem Corp.	25,830	2,252
*	Beacon Roofing Supply Inc.	48,555	2,206
	Minerals Technologies Inc.	28,081	2,169
*	AK Steel Holding Corp.	256,017	2,133
*	Summit Materials Inc. Class A	86,454	2,065
	HB Fuller Co.	40,725	2,012
	Commercial Metals Co.	92,902	1,963
	Mueller Industries Inc.	46,703	1,953
*	Masonite International Corp.	24,893	1,944
*	Ingevity Corp.	34,625	1,869
	Worthington Industries Inc.	36,536	1,792
	Hecla Mining Co.	313,327	1,748
*	Chemtura Corp.	52,342	1,735
*	Stillwater Mining Co.	101,039	1,724
	Allegheny Technologies Inc.	89,227	1,714
*	RBC Bearings Inc.	18,329	1,710
*	Trex Co. Inc.	24,224	1,647
	KapStone Paper and Packaging Corp.	71,168	1,608
	Mueller Water Products Inc. Class A	127,963	1,585
	Universal Forest Products Inc.	16,306	1,562
	Carpenter Technology Corp.	38,203	1,550
	Trinseo SA	22,331	1,544
*	GCP Applied Technologies Inc.	58,224	1,534
*	MRC Global Inc.	75,262	1,521
*	Rexnord Corp.	66,460	1,473
	Simpson Manufacturing Co. Inc.	33,937	1,465
*	Headwaters Inc.	60,065	1,382
	Quaker Chemical Corp.	10,413	1,371
	Cabot Microelectronics Corp.	19,522	1,351
	Apogee Enterprises Inc.	22,811	1,304
	Innospec Inc.	19,553	1,277
*	Coeur Mining Inc.	147,335	1,266
	Stepan Co.	16,116	1,219
	Greif Inc. Class A	20,640	1,177
	Comfort Systems USA Inc.	30,383	1,159
*	Univar Inc.	35,605	1,146
	Kaiser Aluminum Corp.	14,306	1,128
	AAON Inc.	32,247	1,085
*	Gibraltar Industries Inc.	26,177	1,085
	Schweitzer-Mauduit International Inc.	24,777	1,017

21

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Interface Inc. Class A	53,312	1,008
	Neenah Paper Inc.	13,724	1,005
*	BMC Stock Holdings Inc.	45,762	961
*	Patrick Industries Inc.	11,977	956
*	Ferro Corp.	68,013	952
	Tronox Ltd. Class A	53,240	923
*	Boise Cascade Co.	31,961	866
*	Builders FirstSource Inc.	65,793	851
	Innophos Holdings Inc.	15,823	838
	A Schulman Inc.	23,639	798
	PH Glatfelter Co.	35,830	792
*	Installed Building Products Inc.	16,640	783
*	Clearwater Paper Corp.	13,843	770
*	Koppers Holdings Inc.	17,021	746
*	US Concrete Inc.	11,690	736
*	Continental Building Products Inc.	29,426	719
*	TimkenSteel Corp.	32,463	679
*	Kraton Corp.	24,468	666
*	Caesarstone Ltd.	19,407	648
	Deltic Timber Corp.	8,686	646
	Advanced Drainage Systems Inc.	28,375	626
	Griffon Corp.	24,469	615
	Global Brass & Copper Holdings Inc.	17,609	593
*	Century Aluminum Co.	41,618	586
	Calgon Carbon Corp.	41,528	586
	Ferroglobe plc	53,518	577
	Materion Corp.	16,204	565
	Quanex Building Products Corp.	27,817	544
	Chase Corp.	5,710	522
	Insteel Industries Inc.	14,314	517
	Schnitzer Steel Industries Inc.	20,030	477
	Rayonier Advanced Materials Inc.	35,035	465
	NN Inc.	21,572	434
*	Armstrong Flooring Inc.	19,484	416
	Haynes International Inc.	10,592	414
	Tredegar Corp.	20,904	397
*	PGT Innovations Inc.	39,426	396
	Hawkins Inc.	7,742	383
*	Veritiv Corp.	6,731	375
	American Vanguard Corp.	23,442	369
	Aceto Corp.	23,826	366
*	NCI Building Systems Inc.	22,016	352
	Greif Inc. Class B	4,996	348
*	Unifi Inc.	12,607	344
*	OMNOVA Solutions Inc.	34,006	315
	Culp Inc.	9,225	314
*	Ply Gem Holdings Inc.	17,760	309
*	Multi Packaging Solutions International Ltd.	17,290	308
*	Forterra Inc.	15,188	301
*	Landec Corp.	21,779	274
	KMG Chemicals Inc.	7,340	270
	FutureFuel Corp.	20,083	266
	Kronos Worldwide Inc.	18,721	259
	Myers Industries Inc.	17,537	246
	Gold Resource Corp.	40,904	212
	LSI Industries Inc.	19,446	192
*,^	LSB Industries Inc.	17,657	192
	Olympic Steel Inc.	7,417	179
	DMC Global Inc.	11,811	177
*	GMS Inc.	5,870	177
	Oil-Dri Corp. of America	4,330	153
*	Lawson Products Inc.	5,233	145
*	UFP Technologies Inc.	5,327	128
	United States Lime & Minerals Inc.	1,600	122

22

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Omega Flex Inc.	2,505	114
* Ryerson Holding Corp.	9,966	108
Ampco-Pittsburgh Corp.	6,580	96
Valhi Inc.	20,283	68
* ChromaDex Corp.	22,087	61
* Handy & Harman Ltd.	2,246	54
* AgroFresh Solutions Inc.	17,014	46
* NL Industries Inc.	7,515	44
CompX International Inc.	1,202	18
* Ferroglobe R&W Trust	46,440	—
		121,288
Other (0.0%)[2]
* Dyax Corp CVR Expire 12/31/2019	83,094	92
* Tobira Therapeutics Inc. CV Rights	6,227	86
* JELD-WEN Holding Inc.	1,325	41
* REV Group Inc.	1,347	38
* Jagged Peak Energy Inc.	2,120	29
* Media General Inc. CVR	85,418	25
* Keane Group Inc.	1,083	19
* Jounce Therapeutics Inc.	401	8
* AnaptysBio Inc.	321	8
Second Sight Medical Rights	10,922	6
Ramaco Resources Inc.	414	5
* Chelsea Therapeutics International Ltd. CVR	31,094	4
* Omthera Pharmaceuticals Inc. CVR	2,012	1
* Durata Therapeutics Inc CVR Expire 12/31/2018	680	1
* Clinical Data Contingent Value Rights	913	—
* Gerber Scientific Inc. CVR	2,358	—
* Cubist Pharmaceuticals, Inc. CVR	13,664	—
		363
Producer Durables (13.5%)
* XPO Logistics Inc.	79,812	4,070
* Teledyne Technologies Inc.	27,809	3,654
Curtiss-Wright Corp.	36,043	3,526
MAXIMUS Inc.	52,176	3,113
Woodward Inc.	43,361	3,055
EMCOR Group Inc.	49,477	3,042
Deluxe Corp.	39,974	2,942
Littelfuse Inc.	18,027	2,910
EnerSys	35,483	2,723
Healthcare Services Group Inc.	57,318	2,372
Kennametal Inc.	63,935	2,371
* WageWorks Inc.	29,714	2,288
Joy Global Inc.	80,122	2,259
* Esterline Technologies Corp.	24,325	2,162
* KLX Inc.	42,818	2,155
John Bean Technologies Corp.	23,567	2,107
* MasTec Inc.	53,622	2,105
* Hawaiian Holdings Inc.	42,741	2,079
* Generac Holdings Inc.	53,035	2,070
Barnes Group Inc.	41,230	2,066
* Dycom Industries Inc.	25,136	2,066
CEB Inc.	26,028	2,018
* Advanced Energy Industries Inc.	32,077	1,992
Brink's Co.	37,098	1,983
* On Assignment Inc.	41,762	1,971
GATX Corp.	33,039	1,919
Allegiant Travel Co. Class A	10,864	1,891
Tetra Tech Inc.	46,806	1,884
Applied Industrial Technologies Inc.	29,741	1,875
ABM Industries Inc.	45,164	1,842
MSA Safety Inc.	25,012	1,807
Knight Transportation Inc.	55,029	1,799
* Electronics For Imaging Inc.	38,612	1,779

23

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Itron Inc.	27,440	1,775
* Moog Inc. Class A	26,268	1,775
Hillenbrand Inc.	48,663	1,769
* Darling Ingredients Inc.	134,723	1,753
Granite Construction Inc.	32,559	1,726
HNI Corp.	36,267	1,662
UniFirst Corp.	12,275	1,634
Convergys Corp.	72,946	1,596
Franklin Electric Co. Inc.	37,807	1,584
* Advisory Board Co.	33,805	1,521
G&K Services Inc. Class A	15,946	1,507
Herman Miller Inc.	49,357	1,471
Watts Water Technologies Inc. Class A	22,858	1,462
Korn/Ferry International	47,055	1,454
SkyWest Inc.	41,155	1,447
Brady Corp. Class A	36,869	1,410
* Hub Group Inc. Class A	27,485	1,388
* FTI Consulting Inc.	34,125	1,373
* Swift Transportation Co.	61,429	1,334
* TopBuild Corp.	30,958	1,300
Actuant Corp. Class A	46,487	1,234
AZZ Inc.	20,782	1,219
Matson Inc.	35,599	1,208
Forward Air Corp.	24,352	1,207
Exponent Inc.	20,987	1,206
Mobile Mini Inc.	36,618	1,192
* ExlService Holdings Inc.	26,651	1,190
EnPro Industries Inc.	17,895	1,168
* ACCO Brands Corp.	85,339	1,144
Kaman Corp.	22,045	1,141
* Atlas Air Worldwide Holdings Inc.	20,055	1,140
Steelcase Inc. Class A	70,883	1,134
Wabash National Corp.	53,421	1,130
ESCO Technologies Inc.	20,781	1,126
* TASER International Inc.	43,142	1,107
* Navistar International Corp.	40,841	1,104
Triumph Group Inc.	39,177	1,089
* OSI Systems Inc.	14,386	1,085
* Proto Labs Inc.	19,845	1,084
Insperity Inc.	13,005	1,083
Cubic Corp.	20,006	1,051
Albany International Corp.	22,750	1,032
Werner Enterprises Inc.	36,505	1,022
Tennant Co.	14,384	1,010
Astec Industries Inc.	15,823	1,000
* SPX FLOW Inc.	29,314	997
* Saia Inc.	20,611	997
Standex International Corp.	10,173	972
* Aerojet Rocketdyne Holdings Inc.	49,572	961
Aircastle Ltd.	39,855	958
* Tutor Perini Corp.	31,065	946
Greenbrier Cos. Inc.	22,329	939
AAR Corp.	27,042	931
* Harsco Corp.	65,784	928
* TriNet Group Inc.	34,343	922
* SPX Corp.	34,504	910
US Ecology Inc.	17,897	908
* Chart Industries Inc.	25,405	904
* TrueBlue Inc.	34,527	896
Raven Industries Inc.	30,114	890
* Navigant Consulting Inc.	37,975	885
Knoll Inc.	39,532	884
* Sykes Enterprises Inc.	32,020	872
CIRCOR International Inc.	13,771	855

24

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Badger Meter Inc.	23,129	847
* Rush Enterprises Inc. Class A	24,373	840
Primoris Services Corp.	33,682	837
* TriMas Corp.	37,483	826
Triton International Ltd./Bermuda	33,203	820
* Team Inc.	23,862	820
Encore Wire Corp.	16,813	799
Multi-Color Corp.	11,128	798
Heartland Express Inc.	38,098	790
Altra Industrial Motion Corp.	19,960	775
MTS Systems Corp.	13,966	767
* Huron Consulting Group Inc.	17,635	766
Argan Inc.	11,006	758
Briggs & Stratton Corp.	34,813	745
Federal Signal Corp.	48,952	728
McGrath RentCorp	19,166	721
^ Ship Finance International Ltd.	48,628	717
* Lydall Inc.	13,706	695
Lindsay Corp.	8,663	694
H&E Equipment Services Inc.	26,358	692
* Air Transport Services Group Inc.	39,875	679
General Cable Corp.	40,553	677
Sun Hydraulics Corp.	18,286	677
Quad/Graphics Inc.	24,068	653
^ Nordic American Tankers Ltd.	81,642	648
* ICF International Inc.	14,744	633
* Babcock & Wilcox Enterprises Inc.	38,116	629
* Manitowoc Co. Inc.	103,333	628
* Paylocity Holding Corp.	17,578	620
* Aegion Corp. Class A	26,770	609
Douglas Dynamics Inc.	18,015	601
Alamo Group Inc.	7,840	589
ArcBest Corp.	19,411	570
* PHH Corp.	43,809	553
Kadant Inc.	8,874	549
* Astronics Corp.	16,297	546
* Wesco Aircraft Holdings Inc.	45,082	545
* Thermon Group Holdings Inc.	26,884	542
* CBIZ Inc.	40,430	538
Kforce Inc.	20,141	519
* Echo Global Logistics Inc.	23,427	512
Scorpio Tankers Inc.	132,673	511
Kelly Services Inc. Class A	23,810	509
Kimball International Inc. Class B	30,289	497
Essendant Inc.	31,044	495
^ GasLog Ltd.	31,770	491
Titan International Inc.	35,788	474
* Engility Holdings Inc.	15,118	473
* FARO Technologies Inc.	13,431	463
* Aerovironment Inc.	16,827	455
* MYR Group Inc.	12,107	454
* SP Plus Corp.	14,081	454
* DXP Enterprises Inc.	12,807	448
Hyster-Yale Materials Handling Inc.	7,314	445
Gorman-Rupp Co.	14,301	445
* Modine Manufacturing Co.	38,573	438
Marten Transport Ltd.	17,700	435
Bristow Group Inc.	27,507	432
* CSW Industrials Inc.	11,643	432
TeleTech Holdings Inc.	13,838	419
* RPX Corp.	38,721	416
Columbus McKinnon Corp.	15,974	412
^ Frontline Ltd.	58,677	405
* Advanced Disposal Services Inc.	18,208	398

25

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Teekay Corp.	40,475	397
	Resources Connection Inc.	23,391	395
*	Kratos Defense & Security Solutions Inc.	47,849	395
	Hackett Group Inc.	18,976	383
	Heidrick & Struggles International Inc.	15,107	369
*	Casella Waste Systems Inc. Class A	31,531	368
	Barrett Business Services Inc.	5,707	365
*	YRC Worldwide Inc.	26,987	346
	DHT Holdings Inc.	74,257	344
*	Scorpio Bulkers Inc.	46,314	343
	Ennis Inc.	20,609	337
*	Mistras Group Inc.	13,798	311
	Park-Ohio Holdings Corp.	6,897	308
	Forrester Research Inc.	8,403	307
*	InnerWorkings Inc.	31,443	305
	Textainer Group Holdings Ltd.	19,151	302
	American Railcar Industries Inc.	6,672	297
	VSE Corp.	7,192	293
	Mesa Laboratories Inc.	2,292	287
*	Ducommun Inc.	8,778	270
	CECO Environmental Corp.	23,927	270
*	GP Strategies Corp.	10,262	253
*	Atkore International Group Inc.	9,638	253
*	Control4 Corp.	16,497	246
*	International Seaways Inc.	13,072	245
	Miller Industries Inc.	9,476	237
	Powell Industries Inc.	7,203	235
*	Energy Recovery Inc.	27,609	232
	CRA International Inc.	6,424	230
*	NV5 Global Inc.	6,090	224
*	Milacron Holdings Corp.	12,316	224
*	Vectrus Inc.	9,123	221
*	Vicor Corp.	13,500	219
	Teekay Tankers Ltd. Class A	93,082	218
*	Great Lakes Dredge & Dock Corp.	48,713	212
	Supreme Industries Inc. Class A	10,632	208
	NACCO Industries Inc. Class A	3,202	207
*	CAI International Inc.	13,042	202
*	Orion Group Holdings Inc.	21,499	201
*	DHI Group Inc.	40,336	200
*	Titan Machinery Inc.	14,041	199
*	ServiceSource International Inc.	49,059	193
*	Dorian LPG Ltd.	20,241	191
*	Roadrunner Transportation Systems Inc.	24,977	188
*	Covenant Transportation Group Inc. Class A	9,370	188
*,^	Energous Corp.	12,115	186
	Celadon Group Inc.	22,298	179
*,^	Aqua Metals Inc.	10,520	179
	Spartan Motors Inc.	26,880	179
	Graham Corp.	8,027	176
*	Liquidity Services Inc.	20,571	168
*	Radiant Logistics Inc.	29,686	166
	Ardmore Shipping Corp.	23,891	164
*	Vishay Precision Group Inc.	10,152	163
*	Rush Enterprises Inc. Class B	5,040	161
*,^	Plug Power Inc.	148,902	161
*	TRC Cos. Inc.	15,629	160
*	Gener8 Maritime Inc.	32,538	159
	Marlin Business Services Corp.	6,495	155
	Costamare Inc.	25,258	154
*	Overseas Shipholding Group Inc. Class A	30,811	154
*	Heritage-Crystal Clean Inc.	10,111	151
*	HC2 Holdings Inc.	26,846	148
*	Layne Christensen Co.	15,181	145

26

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	PHI Inc.	9,527	138
	Hurco Cos. Inc.	5,006	138
	FreightCar America Inc.	9,828	135
*	Maxwell Technologies Inc.	26,422	134
*	Ascent Capital Group Inc. Class A	8,294	133
*	Hill International Inc.	26,341	130
*	Neff Corp. Class A	8,177	128
	Allied Motion Technologies Inc.	5,102	123
	Navios Maritime Acquisition Corp.	64,214	118
*	IES Holdings Inc.	6,021	113
	Hardinge Inc.	9,047	95
	Preformed Line Products Co.	2,037	94
*	Willis Lease Finance Corp.	3,580	91
	Universal Logistics Holdings Inc.	6,596	90
*	ExOne Co.	8,827	88
*	Gencor Industries Inc.	5,965	85
*	PFSweb Inc.	11,363	80
*	Blue Bird Corp.	4,573	78
*	Information Services Group Inc.	24,006	76
*	USA Truck Inc.	7,080	67
*,^	Tidewater Inc.	41,001	56
*	Global Sources Ltd.	6,359	56
*	American Superconductor Corp.	9,075	55
*	ALJ Regional Holdings Inc.	14,313	55
*,^	Patriot National Inc.	8,414	39
*	PAM Transportation Services Inc.	2,118	39
*	Workhorse Group Inc.	8,842	25
*,^	Power Solutions International Inc.	3,912	21
			210,656
Technology (14.5%)
*	Advanced Micro Devices Inc.	614,471	8,885
*	Microsemi Corp.	92,834	4,811
	LogMeIn Inc.	42,402	3,890
*	Take-Two Interactive Software Inc.	67,982	3,874
*	Aspen Technology Inc.	63,429	3,688
*	Coherent Inc.	19,694	3,596
*	Cavium Inc.	53,047	3,475
	Mentor Graphics Corp.	87,285	3,238
	Science Applications International Corp.	34,444	2,996
*	Ciena Corp.	111,618	2,940
*	Finisar Corp.	87,299	2,923
*	ViaSat Inc.	42,197	2,905
*	EPAM Systems Inc.	39,340	2,897
*	Universal Display Corp.	33,727	2,862
	MKS Instruments Inc.	43,221	2,835
	SYNNEX Corp.	23,871	2,791
	Monolithic Power Systems Inc.	31,615	2,781
*	Cirrus Logic Inc.	51,017	2,759
	Blackbaud Inc.	38,349	2,743
*	NetScout Systems Inc.	72,799	2,690
*	Integrated Device Technology Inc.	109,553	2,619
*	Proofpoint Inc.	33,028	2,602
*	Ellie Mae Inc.	26,640	2,546
*	CACI International Inc. Class A	19,805	2,484
*	Tech Data Corp.	28,485	2,478
*	Entegris Inc.	114,601	2,430
	InterDigital Inc.	28,052	2,358
*	GrubHub Inc.	66,417	2,329
*	Sanmina Corp.	59,639	2,326
*	Silicon Laboratories Inc.	33,160	2,238
*	Anixter International Inc.	23,349	1,945
*	Viavi Solutions Inc.	192,860	1,932
*	Paycom Software Inc.	35,768	1,925
*	Lumentum Holdings Inc.	41,511	1,905

27

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Verint Systems Inc.	50,444	1,904
*	Zendesk Inc.	66,821	1,820
*	Acxiom Corp.	63,723	1,817
*	ACI Worldwide Inc.	92,835	1,817
*	TiVo Corp.	96,474	1,785
	Vishay Intertechnology Inc.	110,444	1,751
*	Semtech Corp.	52,014	1,740
*	Cornerstone OnDemand Inc.	41,403	1,729
*	II-VI Inc.	48,179	1,715
	Diebold Nixdorf Inc.	56,291	1,700
*	DigitalGlobe Inc.	50,948	1,612
*	CommVault Systems Inc.	31,849	1,562
*	Ambarella Inc.	26,249	1,547
*	Inphi Corp.	32,920	1,545
*	Synaptics Inc.	28,899	1,536
*	Plexus Corp.	26,815	1,503
*	MicroStrategy Inc. Class A	7,810	1,499
*	NeuStar Inc. Class A	44,577	1,478
*	RealPage Inc.	43,509	1,468
*	NETGEAR Inc.	26,581	1,457
	Xperi Corp.	40,473	1,451
*	Mercury Systems Inc.	38,586	1,442
	Plantronics Inc.	26,865	1,439
	Power Integrations Inc.	22,615	1,429
*	HubSpot Inc.	23,937	1,424
*,^	Knowles Corp.	73,244	1,386
*	3D Systems Corp.	88,412	1,344
*	Envestnet Inc.	34,193	1,322
^	Ebix Inc.	20,930	1,308
*	RingCentral Inc. Class A	48,250	1,288
	Pegasystems Inc.	29,828	1,283
*	Insight Enterprises Inc.	30,192	1,279
*	Benchmark Electronics Inc.	40,924	1,273
*	iRobot Corp.	21,956	1,253
	Methode Electronics Inc.	30,021	1,246
*	Rogers Corp.	14,904	1,230
*	Infinera Corp.	112,574	1,221
*	MaxLinear Inc.	46,401	1,208
*	MACOM Technology Solutions Holdings Inc.	26,203	1,208
*	Fabrinet	28,758	1,195
	Brooks Automation Inc.	55,822	1,164
	Progress Software Corp.	40,113	1,150
*	Rambus Inc.	89,148	1,120
	NIC Inc.	51,966	1,096
*,^	Ubiquiti Networks Inc.	21,502	1,057
*	Ixia	53,268	1,044
	CSG Systems International Inc.	26,412	1,041
*	BroadSoft Inc.	24,107	1,032
*	Imperva Inc.	23,879	979
*	TTM Technologies Inc.	59,187	956
*	Callidus Software Inc.	50,120	945
*	Synchronoss Technologies Inc.	34,014	921
*	Gigamon Inc.	26,917	916
*	Veeco Instruments Inc.	32,719	895
	ADTRAN Inc.	41,068	869
*	InvenSense Inc.	67,733	836
*	Super Micro Computer Inc.	31,869	829
*	Bottomline Technologies de Inc.	32,761	817
*	ScanSource Inc.	20,016	806
*	Amkor Technology Inc.	81,957	805
*,^	Stratasys Ltd.	40,114	793
*	Qualys Inc.	22,394	783
*	Oclaro Inc.	91,502	778
*,^	Globant SA	21,292	773

28

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Q2 Holdings Inc.	21,148	760
*	Diodes Inc.	31,693	756
*	SPS Commerce Inc.	13,532	749
	ManTech International Corp. Class A	20,266	742
*	Virtusa Corp.	22,863	709
*	Cray Inc.	33,428	697
*	Lattice Semiconductor Corp.	98,258	695
	Monotype Imaging Holdings Inc.	33,965	684
*	Web.com Group Inc.	35,272	679
*	Box Inc.	38,183	673
*	ePlus Inc.	5,293	672
*	Novanta Inc.	26,246	638
*	Pure Storage Inc. Class A	55,582	634
*	New Relic Inc.	17,989	633
*,^	TrueCar Inc.	44,362	624
*	Applied Optoelectronics Inc.	13,460	618
*	GTT Communications Inc.	21,558	601
*	FormFactor Inc.	56,135	598
	AVX Corp.	38,331	595
	CTS Corp.	26,332	577
*	Unisys Corp.	41,039	570
*	Photronics Inc.	53,268	570
*	CEVA Inc.	16,085	537
*	Extreme Networks Inc.	85,843	536
*	Perficient Inc.	29,408	534
*	Rudolph Technologies Inc.	24,753	532
*	Nanometrics Inc.	19,172	522
*	Ultratech Inc.	17,784	513
*	Blucora Inc.	32,614	509
*	CalAmp Corp.	30,477	494
*	PROS Holdings Inc.	20,588	478
*	PDF Solutions Inc.	22,071	472
*	Nimble Storage Inc.	51,417	466
	Syntel Inc.	26,180	463
*	Loral Space & Communications Inc.	10,812	442
*	Five9 Inc.	27,027	430
*	Barracuda Networks Inc.	17,911	424
*	Vocera Communications Inc.	20,377	422
*	Bankrate Inc.	38,310	418
*	Endurance International Group Holdings Inc.	48,982	416
*	Actua Corp.	29,984	411
*	Xcerra Corp.	44,466	389
*	Kimball Electronics Inc.	23,724	382
*	Silver Spring Networks Inc.	30,981	380
*	Axcelis Technologies Inc.	24,285	375
	Cohu Inc.	22,515	375
*	Ultra Clean Holdings Inc.	26,664	369
*,^	KEYW Holding Corp.	37,144	368
*	ShoreTel Inc.	55,205	359
*	Hortonworks Inc.	35,860	356
*	A10 Networks Inc.	37,444	354
*	Exar Corp.	32,841	343
*	Harmonic Inc.	62,244	336
*	VASCO Data Security International Inc.	25,205	328
*	MINDBODY Inc. Class A	11,732	311
*	Alpha & Omega Semiconductor Ltd.	16,119	310
	NVE Corp.	3,940	309
*	LivePerson Inc.	43,779	309
	Park Electrochemical Corp.	15,968	305
*	Bazaarvoice Inc.	66,114	294
	Sapiens International Corp. NV	19,450	282
	Daktronics Inc.	29,957	281
*	Benefitfocus Inc.	10,556	280
*	Carbonite Inc.	14,398	280

29

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	RetailMeNot Inc.	30,901	277
	IXYS Corp.	21,964	271
*	Immersion Corp.	24,413	267
*	Workiva Inc.	17,694	265
*	Lionbridge Technologies Inc.	45,556	262
*	Rubicon Project Inc.	29,859	261
*	Digi International Inc.	21,073	259
*	Evolent Health Inc. Class A	12,844	253
*	NeoPhotonics Corp.	24,672	250
*	Varonis Systems Inc.	9,123	250
	PC Connection Inc.	9,159	245
*	Rapid7 Inc.	16,085	244
*	Alarm.com Holdings Inc.	8,485	242
*	Acacia Research Corp.	41,235	241
*	Calix Inc.	34,245	236
*	Blackline Inc.	8,266	236
*	Xactly Corp.	18,529	230
*	Sonus Networks Inc.	38,006	224
*	Telenav Inc.	27,423	223
*,^	Acacia Communications Inc.	4,271	222
	American Software Inc. Class A	21,042	218
*	Zix Corp.	43,138	216
*	ChannelAdvisor Corp.	19,517	210
	QAD Inc. Class A	7,641	210
*	Jive Software Inc.	47,186	208
*	pdvWireless Inc.	7,938	204
	Comtech Telecommunications Corp.	17,894	204
*	Brightcove Inc.	24,036	202
*	Digimarc Corp.	7,968	201
	EMCORE Corp.	21,713	194
*,^	Coupa Software Inc.	7,323	194
	Bel Fuse Inc. Class B	7,419	194
*	Model N Inc.	18,143	193
*	Sigma Designs Inc.	31,752	186
*	MobileIron Inc.	38,601	185
*	DSP Group Inc.	17,141	179
*	Exa Corp.	11,417	179
*	Silicom Ltd.	4,632	176
*	Kopin Corp.	48,601	172
*	Sparton Corp.	7,397	172
*	Global Eagle Entertainment Inc.	38,292	168
*	MeetMe Inc.	33,780	163
*	Glu Mobile Inc.	84,482	163
*	Appfolio Inc.	6,378	158
*	Electro Scientific Industries Inc.	23,148	155
*	Park City Group Inc.	10,830	154
*	Mitek Systems Inc.	23,934	150
*	Clearfield Inc.	9,055	148
*	Impinj Inc.	5,140	146
*	Everbridge Inc.	7,648	146
*	Avid Technology Inc.	25,697	144
*	GigPeak Inc.	46,779	143
*	ARC Document Solutions Inc.	34,755	140
*	Limelight Networks Inc.	60,557	136
	Reis Inc.	6,938	134
*	Tangoe Inc.	22,551	129
*	KVH Industries Inc.	12,399	125
*	Radisys Corp.	32,197	123
*	Quantenna Communications Inc.	5,765	121
*	Guidance Software Inc.	17,476	119
*	USA Technologies Inc.	29,795	119
*	comScore Inc.	4,943	119
*	Agilysys Inc.	12,700	116
*	Amber Road Inc.	15,307	115

30

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	TechTarget Inc.	12,363	113
	Black Box Corp.	11,800	106
*	RealNetworks Inc.	19,487	95
*	Autobytel Inc.	7,364	92
*	Aerohive Networks Inc.	19,311	92
*,^	VirnetX Holding Corp.	40,365	91
*	Apptio Inc. Class A	6,188	80
	Systemax Inc.	9,874	78
*	Rightside Group Ltd.	8,988	75
*	NCI Inc. Class A	4,697	69
*	Numerex Corp. Class A	10,692	53
*	SecureWorks Corp. Class A	4,713	49
*	Majesco	4,486	23
			227,688
Utilities (4.6%)
	WGL Holdings Inc.	41,215	3,441
	IDACORP Inc.	41,119	3,410
	Portland General Electric Co.	72,782	3,299
	Southwest Gas Holdings Inc.	38,446	3,288
	j2 Global Inc.	38,227	3,112
	New Jersey Resources Corp.	70,594	2,781
	ONE Gas Inc.	42,408	2,780
	Black Hills Corp.	41,967	2,723
	ALLETE Inc.	40,331	2,711
	Spire Inc.	36,777	2,424
	PNM Resources Inc.	65,901	2,392
	NorthWestern Corp.	39,630	2,318
	South Jersey Industries Inc.	65,841	2,306
	Avista Corp.	52,229	2,082
	MGE Energy Inc.	28,372	1,814
	Ormat Technologies Inc.	31,962	1,762
	El Paso Electric Co.	33,361	1,630
	California Water Service Group	38,657	1,421
	Cogent Communications Holdings Inc.	34,179	1,417
	American States Water Co.	29,563	1,322
	Northwest Natural Gas Co.	21,891	1,316
	Otter Tail Corp.	31,457	1,183
	Pattern Energy Group Inc. Class A	54,595	1,135
^	Windstream Holdings Inc.	149,042	1,113
*	8x8 Inc.	70,845	1,070
	Atlantica Yield plc	48,572	1,057
	Shenandoah Telecommunications Co.	37,026	1,040
	NRG Yield Inc.	55,267	962
*	Vonage Holdings Corp.	158,051	951
	Consolidated Communications Holdings Inc.	40,910	923
	Chesapeake Utilities Corp.	12,807	883
	West Corp.	35,265	843
*	Dynegy Inc.	96,790	778
*	Cincinnati Bell Inc.	34,598	668
	SJW Group	13,530	657
	ATN International Inc.	8,629	590
*	Iridium Communications Inc.	67,265	585
	Unitil Corp.	11,396	508
	Connecticut Water Service Inc.	8,757	500
	Middlesex Water Co.	13,219	498
*,^	Gogo Inc.	45,991	488
*	General Communication Inc. Class A	22,540	454
*,^	Globalstar Inc.	328,016	449
*	ORBCOMM Inc.	52,434	449
	NRG Yield Inc. Class A	24,301	409
	York Water Co.	10,646	383
*	Boingo Wireless Inc.	28,831	315
	Spok Holdings Inc.	16,578	302
*	Lumos Networks Corp.	15,490	274

31

	Vanguard® Russell 2000 Index Fund
	Schedule of Investments
	February 28, 2017

					Market
					Value
				Shares	($000)
	IDT Corp. Class B			14,081	272
*	FairPoint Communications Inc.			17,054	270
*,^	Straight Path Communications Inc. Class B			7,904	269
*	Atlantic Power Corp.			97,858	230
	Artesian Resources Corp. Class A			6,496	214
	Delta Natural Gas Co. Inc.			5,695	173
*	Intelsat SA			27,580	137
*	Hawaiian Telcom Holdco Inc.			5,285	127
	Consolidated Water Co. Ltd.			12,028	125
	Spark Energy Inc. Class A			4,173	113
*	AquaVenture Holdings Ltd.			6,035	100
*	NII Holdings Inc.			45,052	90
	Genie Energy Ltd. Class B			10,604	58
	Global Water Resources Inc.			6,374	55

					71,449

	Total Common Stocks (Cost $1,424,434)				1,560,227

		Coupon

	Temporary Cash Investments (2.1%)[1]
	Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	0.864%		317,557	31,759

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.612%	7/20/17	300	299

	Total Temporary Cash Investments (Cost $32,057)				32,058

	Total Investments (101.7%) (Cost $1,456,491)				1,592,285
	Other Assets and Liabilities—Net (-1.7%)[4,6]				(25,910)
	Net Assets (100%)				1,566,375

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,546,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $19,359,000 of collateral received for securities on loan.
5 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.
6 Cash of $14,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

32

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.4%)[1]
Consumer Discretionary (9.7%)
	Dana Inc.	49,730	939
	Meredith Corp.	12,533	786
	Office Depot Inc.	184,413	769
	Cooper Tire & Rubber Co.	18,466	747
	Wolverine World Wide Inc.	27,168	684
	DeVry Education Group Inc.	20,734	667
	Marriott Vacations Worldwide Corp.	6,922	650
	ILG Inc.	33,965	641
	Time Inc.	34,231	601
	Aaron's Inc.	21,933	598
	New York Times Co. Class A	41,456	597
*	TRI Pointe Group Inc.	46,754	558
*	Deckers Outdoor Corp.	10,026	530
*	Avon Products Inc.	115,217	507
	DSW Inc. Class A	22,433	472
*	EW Scripps Co. Class A	19,913	459
*	Meritor Inc.	27,430	448
	AMC Entertainment Holdings Inc. Class A	13,722	430
	Caleres Inc.	14,331	428
*	Meritage Homes Corp.	11,804	420
	Group 1 Automotive Inc.	5,260	409
	Scholastic Corp.	9,043	407
*	Liberty Media Corp-Liberty Formula One	12,860	395
*	RH	12,916	393
	KB Home	21,612	384
*	Belmond Ltd. Class A	28,080	364
*	Genesco Inc.	6,020	351
	Gannett Co. Inc.	39,082	341
	International Speedway Corp. Class A	8,836	328
*	Central Garden & Pet Co. Class A	9,973	319
*,^	GoPro Inc. Class A	33,897	319
*	Sotheby's	7,039	318
*	La Quinta Holdings Inc.	22,402	310
	Nexstar Media Group Inc. Class A	4,497	310
*	Pinnacle Entertainment Inc.	16,595	288
*	MSG Networks Inc.	13,165	287
*	Express Inc.	24,882	280
	Abercrombie & Fitch Co.	22,787	273
*	Fossil Group Inc.	14,037	265
	National CineMedia Inc.	20,549	264
	Tailored Brands Inc.	11,404	264
	Guess? Inc.	20,539	261
	La-Z-Boy Inc.	9,503	257
	MDC Holdings Inc.	8,428	246
*	Caesars Acquisition Co. Class A	15,813	232
	Jack in the Box Inc.	2,464	231
	Barnes & Noble Inc.	21,238	208
	Sonic Automotive Inc. Class A	9,364	203
*	K12 Inc.	11,332	202
*	Liberty Media-C Corp-Liberty Braves	9,191	202
	Callaway Golf Co.	19,753	200
	New Media Investment Group Inc.	12,734	196
	Fred's Inc. Class A	10,965	194
	Marcus Corp.	6,137	191
*	Career Education Corp.	22,544	188
	Superior Industries International Inc.	8,371	188
*	Liberty Media Corp-Liberty Formula One Class A	6,211	187
	Tower International Inc.	6,733	186
*	Caesars Entertainment Corp.	18,980	179
*	Ascena Retail Group Inc.	38,309	176
	Cato Corp. Class A	6,950	174

33

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Vitamin Shoppe Inc.	7,476	159
*	Red Robin Gourmet Burgers Inc.	3,462	158
	Finish Line Inc. Class A	9,681	158
*	Strayer Education Inc.	2,015	156
*	Lumber Liquidators Holdings Inc.	8,711	154
*	Houghton Mifflin Harcourt Co.	13,871	153
	Pier 1 Imports Inc.	22,770	153
*	Regis Corp.	12,338	152
	Rent-A-Center Inc.	17,460	151
*	M/I Homes Inc.	6,342	150
*	National Presto Industries Inc.	1,495	149
*	William Lyon Homes Class A	7,939	146
	DineEquity Inc.	2,430	145
	Haverty Furniture Cos. Inc.	6,196	144
*	FTD Cos. Inc.	5,866	142
	Standard Motor Products Inc.	2,861	137
	Viad Corp.	2,883	136
	Entercom Communications Corp. Class A	8,659	136
*	Biglari Holdings Inc.	308	132
*	Beazer Homes USA Inc.	10,675	130
*	Barnes & Noble Education Inc.	13,397	129
	Movado Group Inc.	5,215	126
^	Buckle Inc.	6,369	126
*	Intrawest Resorts Holdings Inc.	5,363	126
*	Zumiez Inc.	6,049	123
	Travelport Worldwide Ltd.	9,663	123
*	American Public Education Inc.	5,065	122
*	Chegg Inc.	15,215	120
*	Del Frisco's Restaurant Group Inc.	7,404	118
	Hooker Furniture Corp.	3,545	117
	Shoe Carnival Inc.	4,493	114
*	Eros International plc	9,875	114
	Inter Parfums Inc.	3,226	112
*	Iconix Brand Group Inc.	14,452	111
	Flexsteel Industries Inc.	2,121	107
*	Century Communities Inc.	4,659	106
*	Gray Television Inc.	7,771	106
	MDC Partners Inc. Class A	11,775	103
*	Perry Ellis International Inc.	4,207	98
*	Hovnanian Enterprises Inc. Class A	41,328	98
*	Del Taco Restaurants Inc.	7,785	97
	Libbey Inc.	6,792	95
*	Central Garden & Pet Co.	2,791	94
*	Monarch Casino & Resort Inc.	3,631	93
*,^	Lands' End Inc.	4,875	90
*	Revlon Inc. Class A	2,673	90
*	El Pollo Loco Holdings Inc.	6,954	87
*	America's Car-Mart Inc.	2,687	86
	American Eagle Outfitters Inc.	5,368	85
*	Denny's Corp.	6,622	83
	Speedway Motorsports Inc.	3,893	83
	Citi Trends Inc.	4,925	82
*	MarineMax Inc.	3,625	82
	Big 5 Sporting Goods Corp.	6,029	81
*	G-III Apparel Group Ltd.	2,942	76
*	Liberty Media-A Corp-Liberty Braves	3,337	74
*	Party City Holdco Inc.	4,921	71
	CSS Industries Inc.	2,853	70
*	Conn's Inc.	6,955	66
	Chico's FAS Inc.	4,525	66
*	Reading International Inc. Class A	4,078	65
*	1-800-Flowers.com Inc. Class A	6,362	64
	Saga Communications Inc. Class A	1,266	63
*	Acushnet Holdings Corp.	3,404	60

34

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Weyco Group Inc.	2,149	59
*	Bridgepoint Education Inc.	6,186	58
*	Tuesday Morning Corp.	15,581	57
*	Trade Desk Inc. Class A	1,340	57
	Johnson Outdoors Inc. Class A	1,611	57
*	elf Beauty Inc.	2,030	56
	Lifetime Brands Inc.	3,814	55
*	West Marine Inc.	5,898	54
*,^	Sequential Brands Group Inc.	13,645	54
	Cracker Barrel Old Country Store Inc.	332	53
*	tronc Inc.	3,458	50
*	Penn National Gaming Inc.	3,308	48
*	ZAGG Inc.	7,843	47
	Metaldyne Performance Group Inc.	1,947	45
*	Arctic Cat Inc.	2,448	45
	Escalade Inc.	3,434	45
*	Boot Barn Holdings Inc.	4,323	44
*	Hibbett Sports Inc.	1,496	44
	Tilly's Inc. Class A	3,854	42
	Bassett Furniture Industries Inc.	1,513	41
*	QuinStreet Inc.	12,771	41
*	Delta Apparel Inc.	2,275	40
*	J Alexander's Holdings Inc.	4,245	39
*	Red Lion Hotels Corp.	5,085	38
*	New Home Co. Inc.	3,590	38
*	Build-A-Bear Workshop Inc.	4,067	37
*	Cooper-Standard Holdings Inc.	325	36
*	Ruby Tuesday Inc.	18,873	36
	Golden Entertainment Inc.	2,861	34
	Strattec Security Corp.	1,111	33
*	Townsquare Media Inc. Class A	2,909	32
*	Fiesta Restaurant Group Inc.	1,540	31
*	Kirkland's Inc.	2,599	29
*	Marchex Inc. Class B	10,472	28
*	At Home Group Inc.	1,857	28
*	JAKKS Pacific Inc.	4,968	26
*	Century Casinos Inc.	3,750	26
*	Daily Journal Corp.	119	25
	Salem Media Group Inc. Class A	3,342	24
*,^	Sears Holdings Corp.	2,923	23
*,^	Empire Resorts Inc.	925	21
*	Carrols Restaurant Group Inc.	1,343	21
*	Fogo De Chao Inc.	1,503	21
*	Cambium Learning Group Inc.	4,294	21
*	Luby's Inc.	5,877	20
^	Stage Stores Inc.	8,244	19
*	Vera Bradley Inc.	1,833	19
	Capella Education Co.	244	19
*,^	Cogint Inc.	4,591	17
	Camping World Holdings Inc. Class A	426	15
*	Container Store Group Inc.	3,370	14
*	Eldorado Resorts Inc.	790	13
*	Sears Hometown and Outlet Stores Inc.	3,401	13
*	Eastman Kodak Co.	813	12
*,^	Vince Holding Corp.	6,315	11
*	Franklin Covey Co.	609	11
*	Motorcar Parts of America Inc.	385	11
*	Rosetta Stone Inc.	1,333	10
*	Destination XL Group Inc.	3,141	9
*	Gaia Inc. Class A	1,047	9
	Carriage Services Inc. Class A	328	8
*,^	Weight Watchers International Inc.	586	8
*	LGI Homes Inc.	269	8
*	Kona Grill Inc.	1,156	7

35

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Liberty Tax Inc.	409	6
*,^	Noodles & Co. Class A	1,122	4
*	Sportsman's Warehouse Holdings Inc.	384	2
*	Radio One Inc.	661	2
*	Hemisphere Media Group Inc. Class A	10	—
			32,050
Consumer Staples (2.1%)
	Snyder's-Lance Inc.	26,811	1,061
*	United Natural Foods Inc.	16,546	712
	Sanderson Farms Inc.	6,606	628
	Fresh Del Monte Produce Inc.	10,139	587
	Universal Corp.	7,397	501
	SpartanNash Co.	12,265	428
	Vector Group Ltd.	17,368	396
	Andersons Inc.	8,927	353
*	SUPERVALU Inc.	88,790	336
	Seaboard Corp.	88	320
	Dean Foods Co.	15,299	279
	Ingles Markets Inc. Class A	4,614	216
	Weis Markets Inc.	3,203	192
	Omega Protein Corp.	6,916	176
	John B Sanfilippo & Son Inc.	2,036	125
	Nutraceutical International Corp.	2,747	93
	Cal-Maine Foods Inc.	2,318	88
*	Seneca Foods Corp. Class A	2,151	81
	AdvancePierre Foods Holdings Inc.	2,652	77
	Village Super Market Inc. Class A	2,430	72
*	Alliance One International Inc.	2,686	38
*	Craft Brew Alliance Inc.	2,559	38
*	Natural Grocers by Vitamin Cottage Inc.	2,943	35
*	Smart & Final Stores Inc.	2,463	34
*	Synutra International Inc.	5,501	32
	Nature's Sunshine Products Inc.	2,769	31
	Alico Inc.	881	22
*	Turning Point Brands Inc.	830	11
*	Chefs' Warehouse Inc.	487	7
	Limoneira Co.	234	4
			6,973
Energy (5.3%)
*	RSP Permian Inc.	32,628	1,288
*	PDC Energy Inc.	18,655	1,261
*	Oasis Petroleum Inc.	77,592	1,099
	Western Refining Inc.	26,823	980
	Golar LNG Ltd.	32,028	875
	SemGroup Corp. Class A	22,060	775
*	NOW Inc.	35,558	681
*	Oil States International Inc.	17,046	627
*	McDermott International Inc.	80,163	590
	Delek US Holdings Inc.	20,517	494
*	Unit Corp.	16,819	456
*	Synergy Resources Corp.	54,560	446
*	Forum Energy Technologies Inc.	19,973	433
*	Helix Energy Solutions Group Inc.	46,076	381
*	SEACOR Holdings Inc.	5,345	368
*	TerraForm Power Inc. Class A	29,048	334
*	Exterran Corp.	10,502	320
*	Denbury Resources Inc.	117,525	318
	Archrock Inc.	23,205	317
	Green Plains Inc.	12,144	304
*	Fairmount Santrol Holdings Inc.	30,484	289
*	Clayton Williams Energy Inc.	1,953	264
*	Atwood Oceanics Inc.	25,094	264
*,^	Seadrill Ltd.	126,864	222
*	SunCoke Energy Inc.	21,627	211

36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Newpark Resources Inc.	27,292	210
*	California Resources Corp.	10,535	188
*	Sanchez Energy Corp.	15,084	173
*	Ring Energy Inc.	13,723	170
*	REX American Resources Corp.	1,893	158
*	Matrix Service Co.	8,977	145
	TerraForm Global Inc. Class A	30,237	131
*	Pioneer Energy Services Corp.	25,042	131
	Alon USA Energy Inc.	10,375	126
*	Tesco Corp.	15,106	126
*	Sunrun Inc.	21,385	122
^	CVR Energy Inc.	5,079	116
*	Bill Barrett Corp.	20,441	113
*	Renewable Energy Group Inc.	12,171	108
*	Natural Gas Services Group Inc.	4,034	105
*	Cobalt International Energy Inc.	137,383	98
*	Par Pacific Holdings Inc.	6,567	96
*	CARBO Ceramics Inc.	7,377	95
*	Westmoreland Coal Co.	6,203	90
*	Era Group Inc.	6,473	89
*	Parker Drilling Co.	41,074	78
*	Clean Energy Fuels Corp.	31,444	77
*	Green Brick Partners Inc.	7,934	75
*	Geospace Technologies Corp.	4,475	74
*	Pacific Ethanol Inc.	9,364	73
*	RigNet Inc.	4,005	71
*	Smart Sand Inc.	3,716	64
*,^	EP Energy Corp. Class A	13,329	63
*	Independence Contract Drilling Inc.	10,387	62
*	Jones Energy Inc. Class A	19,285	62
*	Abraxas Petroleum Corp.	28,110	60
*	TETRA Technologies Inc.	13,083	59
*	Contango Oil & Gas Co.	7,433	55
*	Mammoth Energy Services Inc.	2,456	53
*	Dawson Geophysical Co.	6,445	50
*	Northern Oil and Gas Inc.	16,254	49
	Panhandle Oil and Gas Inc. Class A	2,436	48
*	Hornbeck Offshore Services Inc.	10,319	46
*	Willbros Group Inc.	13,913	42
*	Eclipse Resources Corp.	18,394	40
*	TPI Composites Inc.	1,980	35
*	Ameresco Inc. Class A	6,793	34
*	W&T Offshore Inc.	11,490	29
*,^	Vivint Solar Inc.	8,271	28
	Adams Resources & Energy Inc.	688	28
*	EXCO Resources Inc.	45,832	25
*,^	TerraVia Holdings Inc.	24,868	23
*,^	FuelCell Energy Inc.	12,459	19
*,^	Erin Energy Corp.	5,081	17
*	Trecora Resources	1,188	14
*	Earthstone Energy Inc.	748	10
*	EnerNOC Inc.	1,134	6
*	Global Geophysical Services Inc.	223	—
			17,656
Financial Services (42.5%)
	Webster Financial Corp.	30,583	1,680
	New Residential Investment Corp.	99,229	1,674
	Prosperity Bancshares Inc.	22,321	1,664
	PrivateBancorp Inc.	26,126	1,479
	Investors Bancorp Inc.	99,263	1,452
	Hudson Pacific Properties Inc.	38,154	1,396
	Umpqua Holdings Corp.	73,718	1,387
*	Texas Capital Bancshares Inc.	15,309	1,365
	Radian Group Inc.	71,732	1,335

37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Hancock Holding Co.	27,922	1,325
Wintrust Financial Corp.	17,083	1,259
IBERIABANK Corp.	14,757	1,251
CNO Financial Group Inc.	59,626	1,247
Healthcare Realty Trust Inc.	38,086	1,217
* MGIC Investment Corp.	113,714	1,211
UMB Financial Corp.	14,963	1,179
* Stifel Financial Corp.	21,334	1,151
MB Financial Inc.	25,265	1,137
* Gramercy Property Trust	39,940	1,117
Fulton Financial Corp.	57,356	1,097
FNB Corp.	69,900	1,088
Sunstone Hotel Investors Inc.	72,582	1,071
Sterling Bancorp	42,287	1,047
United Bankshares Inc.	23,216	1,039
Washington Federal Inc.	30,310	1,026
LaSalle Hotel Properties	35,468	1,025
Valley National Bancorp	82,348	1,019
Cathay General Bancorp	24,719	971
Cousins Properties Inc.	112,573	962
Glacier Bancorp Inc.	25,444	939
Pinnacle Financial Partners Inc.	13,502	937
RLJ Lodging Trust	40,671	926
GEO Group Inc.	19,345	921
Hope Bancorp Inc.	42,846	917
Education Realty Trust Inc.	21,437	904
First Citizens BancShares Inc. Class A	2,527	900
BancorpSouth Inc.	28,817	893
Medical Properties Trust Inc.	64,949	872
Mack-Cali Realty Corp.	29,762	868
Lexington Realty Trust	76,612	855
Community Bank System Inc.	14,383	854
Great Western Bancorp Inc.	19,631	839
Selective Insurance Group Inc.	18,930	839
First Industrial Realty Trust Inc.	30,185	812
Old National Bancorp	44,206	811
CVB Financial Corp.	33,699	800
Chemical Financial Corp.	14,806	789
South State Corp.	8,661	775
Columbia Banking System Inc.	19,313	770
American Equity Investment Life Holding Co.	28,484	766
Trustmark Corp.	22,476	743
* Enstar Group Ltd.	3,768	730
DiamondRock Hospitality Co.	66,846	727
Colony Starwood Homes	21,699	714
Hilltop Holdings Inc.	24,970	709
International Bancshares Corp.	18,173	691
* Genworth Financial Inc. Class A	167,667	686
Pebblebrook Hotel Trust	23,761	683
United Community Banks Inc.	23,336	674
Acadia Realty Trust	21,031	674
EverBank Financial Corp.	34,199	665
First Midwest Bancorp Inc.	26,912	657
Argo Group International Holdings Ltd.	9,597	642
Capitol Federal Financial Inc.	42,523	642
LegacyTexas Financial Group Inc.	14,793	630
* PRA Group Inc.	15,351	626
Kite Realty Group Trust	27,531	624
Janus Capital Group Inc.	47,964	607
Xenia Hotels & Resorts Inc.	34,426	605
Towne Bank	18,540	603
Renasant Corp.	14,384	590
Invesco Mortgage Capital Inc.	37,511	583
Banner Corp.	9,973	580

38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Northwest Bancshares Inc.	31,906	579
Monogram Residential Trust Inc.	56,038	577
NBT Bancorp Inc.	14,081	569
Astoria Financial Corp.	30,742	568
CBL & Associates Properties Inc.	56,432	566
Horace Mann Educators Corp.	13,487	565
First Financial Bancorp	20,342	564
Independent Bank Corp.	8,667	563
Kemper Corp.	13,215	561
Simmons First National Corp. Class A	9,745	560
Yadkin Financial Corp.	16,538	555
Select Income REIT	21,103	549
Global Net Lease Inc.	66,813	548
First Merchants Corp.	13,574	545
WesBanco Inc.	13,381	540
Provident Financial Services Inc.	20,270	538
Washington REIT	16,051	525
Union Bankshares Corp.	14,461	524
Apollo Commercial Real Estate Finance Inc.	27,380	503
Sabra Health Care REIT Inc.	17,971	489
* FCB Financial Holdings Inc. Class A	9,968	484
Park National Corp.	4,501	484
Government Properties Income Trust	23,220	479
Westamerica Bancorporation	8,191	474
Boston Private Financial Holdings Inc.	27,374	471
Waddell & Reed Financial Inc. Class A	23,822	458
* MBIA Inc.	44,100	455
Kearny Financial Corp.	29,169	448
Summit Hotel Properties Inc.	28,820	444
Washington Prime Group Inc.	47,748	443
BNC Bancorp	12,257	441
Tompkins Financial Corp.	4,886	438
Physicians Realty Trust	21,878	436
WSFS Financial Corp.	9,556	436
Franklin Street Properties Corp.	35,028	434
Agree Realty Corp.	8,413	418
Redwood Trust Inc.	25,389	416
First Commonwealth Financial Corp.	29,602	412
Navigators Group Inc.	7,482	412
Ramco-Gershenson Properties Trust	26,248	411
S&T Bancorp Inc.	11,412	406
CYS Investments Inc.	50,600	406
CenterState Banks Inc.	16,300	403
Employers Holdings Inc.	10,645	400
Berkshire Hills Bancorp Inc.	11,169	395
Heartland Financial USA Inc.	7,772	385
PennyMac Mortgage Investment Trust	22,816	385
Beneficial Bancorp Inc.	23,400	381
American Assets Trust Inc.	8,542	376
* Walker & Dunlop Inc.	9,124	371
Lakeland Financial Corp.	8,036	365
Brookline Bancorp Inc.	22,928	363
First Financial Bankshares Inc.	8,000	352
Chesapeake Lodging Trust	14,509	351
Hanmi Financial Corp.	10,438	349
* Green Dot Corp. Class A	11,775	345
RE/MAX Holdings Inc. Class A	5,930	341
Infinity Property & Casualty Corp.	3,612	340
Stewart Information Services Corp.	7,629	339
Sandy Spring Bancorp Inc.	7,865	339
Piper Jaffray Cos.	4,775	338
Safety Insurance Group Inc.	4,753	337
Capstead Mortgage Corp.	31,800	336
* Ambac Financial Group Inc.	14,939	330

39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Alexander & Baldwin Inc.	7,322	328
Central Pacific Financial Corp.	10,194	322
* LendingClub Corp.	60,257	322
City Holding Co.	4,870	319
First Busey Corp.	10,302	319
State Bank Financial Corp.	11,687	317
Terreno Realty Corp.	11,284	313
Stock Yards Bancorp Inc.	7,061	312
^ Seritage Growth Properties Class A	6,700	311
Rexford Industrial Realty Inc.	13,502	310
Southside Bancshares Inc.	8,771	309
Maiden Holdings Ltd.	19,907	308
Cardinal Financial Corp.	9,790	306
United Fire Group Inc.	7,235	305
National Storage Affiliates Trust	12,549	304
Kennedy-Wilson Holdings Inc.	13,767	304
Nelnet Inc. Class A	6,713	301
FirstCash Inc.	6,731	298
* Parkway Inc.	14,159	297
United Financial Bancorp Inc.	16,520	295
Hannon Armstrong Sustainable Infrastructure Capital Inc.	14,812	293
First Interstate BancSystem Inc. Class A	6,578	288
Tier REIT Inc.	15,933	288
Banco Latinoamericano de Comercio Exterior SA	10,079	284
Enterprise Financial Services Corp.	6,411	282
* St. Joe Co.	16,872	279
ARMOUR Residential REIT Inc.	12,343	278
* FNFV Group	21,845	272
Monmouth Real Estate Investment Corp.	18,626	272
Lakeland Bancorp Inc.	13,758	271
New Senior Investment Group Inc.	25,559	271
Pennsylvania REIT	16,336	270
Washington Trust Bancorp Inc.	4,966	269
* Encore Capital Group Inc.	7,959	265
Investors Real Estate Trust	40,748	265
MainSource Financial Group Inc.	7,628	261
Flushing Financial Corp.	9,307	260
Meridian Bancorp Inc.	13,413	255
TrustCo Bank Corp. NY	30,517	255
* First BanCorp	39,875	254
Hersha Hospitality Trust Class A	13,035	254
* Third Point Reinsurance Ltd.	20,497	254
MTGE Investment Corp.	15,281	253
ConnectOne Bancorp Inc.	10,000	251
Chatham Lodging Trust	12,473	250
OceanFirst Financial Corp.	8,532	249
TriCo Bancshares	6,838	248
National Western Life Group Inc. Class A	773	246
BancFirst Corp.	2,557	244
Heritage Financial Corp.	9,748	244
* Pacific Premier Bancorp Inc.	6,092	244
1st Source Corp.	5,205	243
Altisource Residential Corp.	17,696	237
Silver Bay Realty Trust Corp.	10,998	237
New York Mortgage Trust Inc.	36,892	234
Northfield Bancorp Inc.	12,447	233
Community Trust Bancorp Inc.	5,086	233
Independent Bank Group Inc.	3,681	233
Getty Realty Corp.	8,814	233
* HomeStreet Inc.	8,508	232
Univest Corp. of Pennsylvania	8,321	232
Retail Opportunity Investments Corp.	10,524	232
Meta Financial Group Inc.	2,687	230
* Seacoast Banking Corp. of Florida	9,883	230

40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Bryn Mawr Bank Corp.	5,540	227
Dime Community Bancshares Inc.	10,499	226
Preferred Bank	4,016	225
German American Bancorp Inc.	4,746	225
FBL Financial Group Inc. Class A	3,286	225
Easterly Government Properties Inc.	10,795	223
InfraREIT Inc.	13,390	223
NorthStar Realty Europe Corp.	18,338	223
* Greenlight Capital Re Ltd. Class A	9,906	221
Oritani Financial Corp.	12,789	220
Bridge Bancorp Inc.	6,158	220
PJT Partners Inc.	5,854	217
Camden National Corp.	5,100	217
Ladder Capital Corp. Class A	14,498	209
James River Group Holdings Ltd.	4,697	202
* Flagstar Bancorp Inc.	7,059	200
First of Long Island Corp.	7,204	198
First Bancorp	6,537	196
First Potomac Realty Trust	19,272	193
Virtus Investment Partners Inc.	1,752	192
* INTL. FCStone Inc.	5,044	190
Capital Bank Financial Corp.	4,663	190
OFG Bancorp	14,619	189
Investment Technology Group Inc.	9,353	187
CoBiz Financial Inc.	10,959	187
Stonegate Bank	4,023	187
* KCG Holdings Inc. Class A	13,435	186
* CU Bancorp	4,683	184
* Customers Bancorp Inc.	5,356	184
* NMI Holdings Inc. Class A	16,389	182
Great Southern Bancorp Inc.	3,563	178
Independence Realty Trust Inc.	19,340	178
Mercantile Bank Corp.	5,312	178
Anworth Mortgage Asset Corp.	32,498	177
Ashford Hospitality Trust Inc.	26,429	174
Pacific Continental Corp.	6,897	173
* TriState Capital Holdings Inc.	7,326	173
Peoples Bancorp Inc.	5,281	172
QCR Holdings Inc.	3,947	171
Gladstone Commercial Corp.	8,134	169
Horizon Bancorp	6,521	169
AG Mortgage Investment Trust Inc.	9,306	166
Cedar Realty Trust Inc.	28,142	165
National General Holdings Corp.	6,724	164
Federal Agricultural Mortgage Corp.	2,841	164
Suffolk Bancorp	3,828	163
Fidelity Southern Corp.	6,885	162
Peapack Gladstone Financial Corp.	5,120	160
Bar Harbor Bankshares	3,746	160
Southwest Bancorp Inc.	5,956	159
Waterstone Financial Inc.	8,420	156
Financial Institutions Inc.	4,563	156
First Financial Corp.	3,338	155
Independent Bank Corp.	6,879	147
* EZCORP Inc. Class A	16,728	147
First Defiance Financial Corp.	2,982	147
Four Corners Property Trust Inc.	6,596	146
Guaranty Bancorp	5,889	146
* Ocwen Financial Corp.	33,032	146
Ameris Bancorp	2,982	144
HCI Group Inc.	2,910	143
CatchMark Timber Trust Inc. Class A	13,272	143
CorEnergy Infrastructure Trust Inc.	3,981	142
Western Asset Mortgage Capital Corp.	13,594	141

41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Citizens Inc. Class A	15,469	141
	NexPoint Residential Trust Inc.	5,913	141
	First Community Bancshares Inc.	5,199	140
*	Triumph Bancorp Inc.	5,206	140
	State Auto Financial Corp.	5,171	139
	Blue Hills Bancorp Inc.	7,495	138
	Park Sterling Corp.	11,558	137
*	Forestar Group Inc.	10,301	137
*	Eagle Bancorp Inc.	2,179	136
	Bank of Marin Bancorp	1,974	135
	United Community Financial Corp.	15,687	135
*	Republic First Bancorp Inc.	16,852	135
	Whitestone REIT	9,404	133
	Heritage Insurance Holdings Inc.	8,946	132
	State National Cos. Inc.	9,425	132
	Arrow Financial Corp.	3,768	131
*	HomeTrust Bancshares Inc.	5,463	131
	Bank Mutual Corp.	13,383	130
	RLI Corp.	2,216	130
*	Enova International Inc.	8,961	129
*	MoneyGram International Inc.	9,977	127
*	Nicolet Bankshares Inc.	2,566	125
*	Bank of NT Butterfield & Son Ltd.	3,820	125
*	Allegiance Bancshares Inc.	3,321	123
	Carolina Financial Corp.	4,036	121
	West Bancorporation Inc.	5,389	119
	Ares Commercial Real Estate Corp.	8,819	119
*	Green Bancorp Inc.	6,943	118
*,^	Wins Finance Holdings Inc.	421	117
	Farmers National Banc Corp.	8,490	117
*	Cowen Group Inc. Class A	8,157	117
	Clifton Bancorp Inc.	7,249	116
	People's Utah Bancorp	4,374	116
*	Franklin Financial Network Inc.	2,893	114
	Heritage Commerce Corp.	7,985	113
*	Global Indemnity Ltd.	2,835	112
	Republic Bancorp Inc. Class A	3,228	112
	Arlington Asset Investment Corp. Class A	7,492	110
	Sierra Bancorp	3,855	110
	Preferred Apartment Communities Inc. Class A	8,053	110
	One Liberty Properties Inc.	4,466	110
	CNB Financial Corp.	4,511	108
*	Tejon Ranch Co.	4,687	108
	Heritage Oaks Bancorp	7,847	108
*	National Commerce Corp.	2,863	107
	Dynex Capital Inc.	15,494	106
	OneBeacon Insurance Group Ltd. Class A	6,503	106
	Old Second Bancorp Inc.	9,671	106
^	Fidelity & Guaranty Life	3,966	105
*	World Acceptance Corp.	1,998	105
	Enterprise Bancorp Inc.	3,105	103
*	Nationstar Mortgage Holdings Inc.	5,612	102
	Community Healthcare Trust Inc.	4,251	101
	RAIT Financial Trust	30,090	101
	MidWestOne Financial Group Inc.	2,728	99
	Farmland Partners Inc.	8,710	99
	Ashford Hospitality Prime Inc.	7,620	99
	Merchants Bancshares Inc.	1,921	99
	AMERISAFE Inc.	1,534	99
	American National Bankshares Inc.	2,692	98
*	First Foundation Inc.	5,920	97
	Farmers Capital Bank Corp.	2,456	95
	Sun Bancorp Inc.	3,663	95
	Cass Information Systems Inc.	1,444	94

42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Peoples Financial Services Corp.	2,239	93
* PICO Holdings Inc.	6,754	93
UMH Properties Inc.	6,216	92
Bluerock Residential Growth REIT Inc. Class A	7,390	92
Charter Financial Corp.	4,709	92
Banc of California Inc.	4,725	92
Macatawa Bank Corp.	9,058	92
First Bancorp Inc.	3,326	90
Citizens & Northern Corp.	3,812	89
* HarborOne Bancorp Inc.	4,520	89
First Connecticut Bancorp Inc.	3,677	89
Ames National Corp.	2,747	88
* Cascade Bancorp	10,625	88
* Safeguard Scientifics Inc.	6,890	87
First Mid-Illinois Bancshares Inc.	2,615	86
* Bancorp Inc.	16,459	85
National Bankshares Inc.	2,246	85
Resource Capital Corp.	10,024	84
* On Deck Capital Inc.	15,737	84
* Atlantic Capital Bancshares Inc.	4,657	84
LTC Properties Inc.	1,734	84
Federated National Holding Co.	4,141	83
GAIN Capital Holdings Inc.	10,316	81
Universal Insurance Holdings Inc.	2,996	81
Orchid Island Capital Inc.	8,165	80
Territorial Bancorp Inc.	2,486	80
* PennyMac Financial Services Inc. Class A	4,400	79
* Veritex Holdings Inc.	2,730	78
* FRP Holdings Inc.	2,071	78
Old Line Bancshares Inc.	2,774	78
^ Access National Corp.	2,802	77
BankFinancial Corp.	5,198	77
WashingtonFirst Bankshares Inc.	2,795	77
EMC Insurance Group Inc.	2,760	77
* Equity Bancshares Inc. Class A	2,337	76
Shore Bancshares Inc.	4,322	75
Penns Woods Bancorp Inc.	1,552	74
Capital City Bank Group Inc.	3,610	74
* NewStar Financial Inc.	7,356	73
* BSB Bancorp Inc.	2,593	72
Baldwin & Lyons Inc.	2,996	71
* Regional Management Corp.	3,323	70
Codorus Valley Bancorp Inc.	2,658	69
Southern Missouri Bancorp Inc.	1,970	69
Western New England Bancorp Inc.	6,846	69
* Ladenburg Thalmann Financial Services Inc.	30,869	69
Greenhill & Co. Inc.	2,307	68
EVERTEC Inc.	3,954	67
Summit Financial Group Inc.	2,775	66
LCNB Corp.	3,018	66
Great Ajax Corp.	4,997	66
First Business Financial Services Inc.	2,598	65
Northrim BanCorp Inc.	2,240	65
* Southern First Bancshares Inc.	1,938	65
* FB Financial Corp.	2,044	65
OM Asset Management plc	4,336	65
First Internet Bancorp	2,082	64
Investors Title Co.	464	64
Southern National Bancorp of Virginia Inc.	3,592	61
Century Bancorp Inc. Class A	963	61
MBT Financial Corp.	5,733	61
* Stratus Properties Inc.	2,013	60
* Xenith Bankshares Inc.	2,191	58
Central Valley Community Bancorp	2,840	58

43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Kinsale Capital Group Inc.	1,980	58
* First Community Financial Partners Inc.	4,389	58
Home Bancorp Inc.	1,604	58
Associated Capital Group Inc. Class A	1,547	58
Bear State Financial Inc.	5,992	57
SI Financial Group Inc.	3,849	57
Oppenheimer Holdings Inc. Class A	3,398	56
ACNB Corp.	1,917	56
MutualFirst Financial Inc.	1,742	55
Premier Financial Bancorp Inc.	2,995	55
Owens Realty Mortgage Inc.	3,281	55
Middleburg Financial Corp.	1,511	54
* First Northwest Bancorp	3,449	53
* Trinity Place Holdings Inc.	6,134	52
Orrstown Financial Services Inc.	2,370	52
First Financial Northwest Inc.	2,522	51
Bankwell Financial Group Inc.	1,548	51
* Hallmark Financial Services Inc.	4,609	51
C&F Financial Corp.	1,028	49
* AV Homes Inc.	2,955	49
Tiptree Inc.	7,439	47
B. Riley Financial Inc.	3,003	46
Opus Bank	2,115	46
Independence Holding Co.	2,472	45
Donegal Group Inc. Class A	2,670	44
* Impac Mortgage Holdings Inc.	3,118	43
FelCor Lodging Trust Inc.	5,968	43
Midland States Bancorp Inc.	1,218	43
ESSA Bancorp Inc.	2,650	42
Hingham Institution for Savings	220	41
* BofI Holding Inc.	1,266	40
Provident Financial Holdings Inc.	2,131	40
MedEquities Realty Trust Inc.	3,558	39
Chemung Financial Corp.	1,046	38
* Pacific Mercantile Bancorp	4,985	37
Blue Capital Reinsurance Holdings Ltd.	1,819	36
FBR & Co.	1,873	34
GAMCO Investors Inc. Class A	1,140	34
Manning & Napier Inc.	4,774	30
City Office REIT Inc.	2,203	29
* Provident Bancorp Inc.	1,317	26
* UCP Inc.	2,284	25
Saul Centers Inc.	373	24
Global Medical REIT Inc.	2,840	24
* Atlas Financial Holdings Inc.	1,745	24
United Insurance Holdings Corp.	1,362	23
* Walter Investment Management Corp.	6,740	23
* First NBC Bank Holding Co.	4,958	22
Armada Hoffler Properties Inc.	1,545	22
* Capstar Financial Holdings Inc.	1,028	20
^ Greene County Bancorp Inc.	827	18
CPI Card Group Inc.	3,927	18
Alexander's Inc.	34	15
County Bancorp Inc.	485	13
California First National Bancorp	822	13
Pzena Investment Management Inc. Class A	1,130	11
* Paragon Commercial Corp.	224	11
Medley Management Inc. Class A	944	9
Virtu Financial Inc. Class A	484	8
Consolidated-Tomoka Land Co.	129	7
Griffin Industrial Realty Inc.	217	7
Union Bankshares Inc.	118	5
Value Line Inc.	29	1

44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Fifth Street Asset Management Inc.	15	—
			141,182
Health Care (4.6%)
*	Wright Medical Group NV	34,245	955
*	Bluebird Bio Inc.	8,442	740
	Owens & Minor Inc.	18,373	663
*	Haemonetics Corp.	17,036	636
*	Exelixis Inc.	28,864	621
*	Halyard Health Inc.	15,564	608
*	Array BioPharma Inc.	50,558	581
*	Select Medical Holdings Corp.	32,767	472
	CONMED Corp.	9,196	383
*	Integer Holdings Corp.	10,166	368
*	Community Health Systems Inc.	36,610	357
*	Acorda Therapeutics Inc.	12,375	327
*	Five Prime Therapeutics Inc.	6,843	314
	Analogic Corp.	3,770	310
*	Tivity Health Inc.	10,699	309
	National HealthCare Corp.	3,775	282
*	Merit Medical Systems Inc.	8,866	273
*	Momenta Pharmaceuticals Inc.	16,485	255
*	Retrophin Inc.	11,947	254
	Kindred Healthcare Inc.	27,926	251
*	PharMerica Corp.	9,856	242
*	ICU Medical Inc.	1,558	234
*	Molina Healthcare Inc.	4,794	233
*	LHC Group Inc.	4,688	225
*	Versartis Inc.	9,443	206
*	Lannett Co. Inc.	9,185	202
*	AMAG Pharmaceuticals Inc.	7,971	179
*	Magellan Health Inc.	2,278	158
*	PTC Therapeutics Inc.	11,124	152
*	Enanta Pharmaceuticals Inc.	5,136	148
*	Triple-S Management Corp. Class B	7,901	148
*	AngioDynamics Inc.	8,922	146
*	Luminex Corp.	7,746	144
*	Almost Family Inc.	2,810	140
*	Universal American Corp.	13,703	136
	Invacare Corp.	10,368	125
*	Esperion Therapeutics Inc.	4,789	125
*	REGENXBIO Inc.	6,698	123
*	K2M Group Holdings Inc.	5,999	120
*	Spectrum Pharmaceuticals Inc.	18,598	119
*	Ardelyx Inc.	8,740	119
*	Otonomy Inc.	7,978	118
	PDL BioPharma Inc.	54,576	117
*	Atara Biotherapeutics Inc.	7,352	114
*,^	Celldex Therapeutics Inc.	31,899	113
*	Medicines Co.	1,923	101
*	Cara Therapeutics Inc.	5,982	96
*	Zogenix Inc.	8,408	87
*	Akebia Therapeutics Inc.	8,646	87
*	Chimerix Inc.	14,569	83
*	Exactech Inc.	3,398	83
*	Karyopharm Therapeutics Inc.	7,076	73
*	RTI Surgical Inc.	19,450	73
*	Addus HomeCare Corp.	2,127	68
*	Albany Molecular Research Inc.	4,547	68
*	Tetraphase Pharmaceuticals Inc.	12,504	65
*,^	Omeros Corp.	5,105	62
*	Surgery Partners Inc.	2,479	56
*	CryoLife Inc.	3,453	55
*	Epizyme Inc.	3,741	53
*	Portola Pharmaceuticals Inc.	1,453	50

45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Adamas Pharmaceuticals Inc.	2,691	50
*	Merrimack Pharmaceuticals Inc.	16,059	49
*	BioScrip Inc.	31,639	48
*	AtriCure Inc.	2,401	44
*	Anika Therapeutics Inc.	854	40
*	Stemline Therapeutics Inc.	5,657	40
*	Cotiviti Holdings Inc.	1,022	38
*	Nobilis Health Corp.	16,628	37
*	Innoviva Inc.	3,113	36
*	Edge Therapeutics Inc.	3,517	34
*	Ignyta Inc.	3,693	33
*,^	Bellicum Pharmaceuticals Inc.	2,505	31
*	Concert Pharmaceuticals Inc.	3,178	30
*	Zafgen Inc.	7,334	29
*	NewLink Genetics Corp.	1,843	29
*	Cidara Therapeutics Inc.	3,960	29
*,^	Egalet Corp.	5,379	27
*	BioCryst Pharmaceuticals Inc.	4,223	26
*	Voyager Therapeutics Inc.	2,031	26
*,^	TransEnterix Inc.	19,962	26
	Meridian Bioscience Inc.	1,947	25
*	Endocyte Inc.	11,468	24
*	NantKwest Inc.	4,799	23
*	Medpace Holdings Inc.	772	22
*	Rigel Pharmaceuticals Inc.	8,479	21
*	Genesis Healthcare Inc.	6,384	21
*	Agenus Inc.	4,702	20
*	Adverum Biotechnologies Inc.	6,948	18
*,^	TherapeuticsMD Inc.	2,901	18
*	Cerus Corp.	4,180	18
*	iRhythm Technologies Inc.	382	15
*	Cellular Biomedicine Group Inc.	1,135	15
*	WaVe Life Sciences Ltd.	428	13
*	OvaScience Inc.	8,699	13
*	Corvus Pharmaceuticals Inc.	844	12
*	Ra Pharmaceuticals Inc.	556	12
*	Accelerate Diagnostics Inc.	448	11
*,^	Immunomedics Inc.	2,263	11
	Phibro Animal Health Corp. Class A	366	10
*	Quidel Corp.	469	10
*	Rockwell Medical Inc.	1,539	9
*	Syndax Pharmaceuticals Inc.	742	8
*	Myovant Sciences Ltd.	724	8
*	American Renal Associates Holdings Inc.	331	7
*	Audentes Therapeutics Inc.	436	7
*	Tactile Systems Technology Inc.	324	7
*	Protagonist Therapeutics Inc.	448	6
*	Syros Pharmaceuticals Inc.	524	6
	National Research Corp. Class A	308	6
*	Enzo Biochem Inc.	722	5
*	Fulgent Genetics Inc.	408	5
*	Aratana Therapeutics Inc.	665	4
*	Tabula Rasa HealthCare Inc.	308	4
*	Clearside Biomedical Inc.	548	4
*	Idera Pharmaceuticals Inc.	2,162	4
*	Dimension Therapeutics Inc.	2,329	4
*	NantHealth Inc.	436	3
*	Infinity Pharmaceuticals Inc.	1,171	3
*	Selecta Biosciences Inc.	236	3
*	Arrowhead Pharmaceuticals Inc.	1,234	3
*	Osiris Therapeutics Inc.	436	3
*	Neos Therapeutics Inc.	409	2
*	Codexis Inc.	595	2
*	Pfenex Inc.	337	2

46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*,^	Novan Inc.	410	2
*	Obalon Therapeutics Inc.	222	2
*	Flex Pharma Inc.	474	2
*	Trovagene Inc.	704	1
*	Titan Pharmaceuticals Inc.	335	1
*	Immune Design Corp.	201	1
*	Inotek Pharmaceuticals Corp.	530	1
*	Kadmon Holdings Inc.	48	—
*	Athersys Inc.	120	—
*	CytRx Corp.	230	—
	PharmAthene Inc.	20	—
			15,164
Materials & Processing (5.7%)
	Olin Corp.	55,155	1,714
*	Cliffs Natural Resources Inc.	93,794	1,000
*	AK Steel Holding Corp.	103,886	865
	Commercial Metals Co.	38,440	812
	Hecla Mining Co.	127,289	710
*	Stillwater Mining Co.	40,848	697
	Allegheny Technologies Inc.	36,047	692
*	MRC Global Inc.	31,273	632
	Carpenter Technology Corp.	15,388	624
	KapStone Paper and Packaging Corp.	26,773	605
	Innospec Inc.	7,856	513
	Greif Inc. Class A	8,591	490
	Cabot Microelectronics Corp.	6,766	468
	Stepan Co.	5,891	445
	Minerals Technologies Inc.	5,267	407
	Tronox Ltd. Class A	21,366	370
*	Chemtura Corp.	10,366	344
	Chemours Co.	10,153	342
	Schweitzer-Mauduit International Inc.	8,139	334
	A Schulman Inc.	9,611	324
	PH Glatfelter Co.	14,557	322
	Kaiser Aluminum Corp.	3,743	295
*	TimkenSteel Corp.	13,058	273
*	Kraton Corp.	9,871	269
	Calgon Carbon Corp.	16,787	237
	Ferroglobe plc	21,593	233
	Materion Corp.	6,636	231
	Mueller Industries Inc.	5,399	226
*	Century Aluminum Co.	15,568	219
	Schnitzer Steel Industries Inc.	8,776	209
	Quanex Building Products Corp.	10,285	201
	NN Inc.	8,730	176
	Haynes International Inc.	4,095	160
	Tredegar Corp.	8,383	159
*	Armstrong Flooring Inc.	7,332	157
*	Gibraltar Industries Inc.	3,728	155
*	Ingevity Corp.	2,809	152
	American Vanguard Corp.	9,358	147
*	Rexnord Corp.	6,432	143
*	Unifi Inc.	5,220	142
*	Veritiv Corp.	2,544	142
	Quaker Chemical Corp.	1,040	137
	Greif Inc. Class B	1,923	134
*	Coeur Mining Inc.	15,521	133
	Hawkins Inc.	2,544	126
	FutureFuel Corp.	8,414	111
	Kronos Worldwide Inc.	7,361	102
*	GCP Applied Technologies Inc.	3,741	99
*	Landec Corp.	6,968	88
	Universal Forest Products Inc.	901	86
*	Louisiana-Pacific Corp.	3,317	78

47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Rayonier Advanced Materials Inc.	5,813	77
*,^	LSB Industries Inc.	7,066	77
	Olympic Steel Inc.	2,973	72
	DMC Global Inc.	4,788	72
	LSI Industries Inc.	6,697	66
*	BMC Stock Holdings Inc.	2,862	60
	KMG Chemicals Inc.	1,592	59
*	Koppers Holdings Inc.	1,323	58
	Oil-Dri Corp. of America	1,605	57
*	Boise Cascade Co.	1,853	50
*	UFP Technologies Inc.	2,059	49
*	OMNOVA Solutions Inc.	5,062	47
	Interface Inc. Class A	2,385	45
*	Ryerson Holding Corp.	4,082	44
	United States Lime & Minerals Inc.	570	43
	Griffon Corp.	1,690	43
	Ampco-Pittsburgh Corp.	2,781	41
	Innophos Holdings Inc.	759	40
	Valhi Inc.	7,084	24
	Global Brass & Copper Holdings Inc.	659	22
*	Handy & Harman Ltd.	905	22
*	AgroFresh Solutions Inc.	7,143	19
*	Forterra Inc.	824	16
	Gold Resource Corp.	3,113	16
	Aceto Corp.	1,051	16
*	Lawson Products Inc.	516	14
*	NL Industries Inc.	2,361	14
	CompX International Inc.	480	7
*	Ferroglobe R&W Trust	19,424	—
			18,900
Other (0.0%)[2]
*	Media General Inc. CVR	35,434	10
*	REV Group Inc.	195	6
*	JELD-WEN Holding Inc.	162	5
*	Jagged Peak Energy Inc.	260	4
*	Keane Group Inc.	167	3
*	Gerber Scientific Inc. CVR	519	—
			28
Producer Durables (12.7%)
*	XPO Logistics Inc.	32,594	1,662
*	Teledyne Technologies Inc.	8,227	1,081
	EMCOR Group Inc.	16,818	1,034
	Kennametal Inc.	26,321	976
	Joy Global Inc.	32,805	925
*	KLX Inc.	17,568	884
*	Esterline Technologies Corp.	9,824	873
	Barnes Group Inc.	16,753	839
	GATX Corp.	13,600	790
	EnerSys	10,192	782
	ABM Industries Inc.	18,586	758
*	Moog Inc. Class A	9,618	650
	Tetra Tech Inc.	16,060	646
	UniFirst Corp.	4,616	614
	SkyWest Inc.	16,747	589
*	Darling Ingredients Inc.	40,019	521
*	FTI Consulting Inc.	12,640	509
*	ACCO Brands Corp.	35,369	474
*	TopBuild Corp.	11,112	466
*	Atlas Air Worldwide Holdings Inc.	8,146	463
	Triumph Group Inc.	16,455	457
	ESCO Technologies Inc.	8,431	457
	Cubic Corp.	8,463	445
*	OSI Systems Inc.	5,836	440
	Applied Industrial Technologies Inc.	6,912	436

48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Kaman Corp.	8,128	421
* Navistar International Corp.	15,454	418
Werner Enterprises Inc.	14,812	415
* Saia Inc.	8,398	406
* SPX FLOW Inc.	11,766	400
Curtiss-Wright Corp.	4,051	396
Aircastle Ltd.	15,888	382
AAR Corp.	11,074	381
* Harsco Corp.	26,959	380
Greenbrier Cos. Inc.	8,990	378
* Navigant Consulting Inc.	15,866	370
Albany International Corp.	8,105	368
* SPX Corp.	13,925	367
* Chart Industries Inc.	10,191	363
* Sykes Enterprises Inc.	12,815	349
* TrueBlue Inc.	13,201	343
CIRCOR International Inc.	5,511	342
* Rush Enterprises Inc. Class A	9,811	338
Wabash National Corp.	15,784	334
* TriMas Corp.	14,962	330
* Tutor Perini Corp.	10,613	323
Convergys Corp.	14,575	319
Encore Wire Corp.	6,705	318
Briggs & Stratton Corp.	14,134	302
Federal Signal Corp.	20,099	299
McGrath RentCorp	7,841	295
Ship Finance International Ltd.	19,951	294
Actuant Corp. Class A	10,291	273
Triton International Ltd.	10,999	272
Matson Inc.	7,989	271
* Huron Consulting Group Inc.	6,222	270
* Aegion Corp. Class A	11,755	268
^ Nordic American Tankers Ltd.	32,803	260
* ICF International Inc.	6,017	258
* Manitowoc Co. Inc.	42,139	256
* Babcock & Wilcox Enterprises Inc.	15,330	253
Korn/Ferry International	7,766	240
ArcBest Corp.	8,144	239
MSA Safety Inc.	3,299	238
* Air Transport Services Group Inc.	13,733	234
* PHH Corp.	17,790	225
* CBIZ Inc.	16,566	220
* Thermon Group Holdings Inc.	10,723	216
Astec Industries Inc.	3,418	216
Scorpio Tankers Inc.	54,999	212
Kelly Services Inc. Class A	9,803	210
^ GasLog Ltd.	13,517	209
Essendant Inc.	12,565	200
Titan International Inc.	14,739	195
Marten Transport Ltd.	7,700	189
Alamo Group Inc.	2,487	187
* MYR Group Inc.	4,973	187
* Engility Holdings Inc.	5,950	186
* Aerojet Rocketdyne Holdings Inc.	9,508	184
* DXP Enterprises Inc.	5,205	182
Kadant Inc.	2,908	180
* RPX Corp.	16,657	179
* CSW Industrials Inc.	4,822	179
* Modine Manufacturing Co.	15,560	177
* Wesco Aircraft Holdings Inc.	14,572	176
Bristow Group Inc.	11,190	176
Granite Construction Inc.	3,213	170
Columbus McKinnon Corp.	6,448	166
^ Frontline Ltd.	23,556	163

49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Resources Connection Inc.	9,566	162
Teekay Corp.	16,200	159
* Aerovironment Inc.	5,876	159
* Kratos Defense & Security Solutions Inc.	18,959	156
* Casella Waste Systems Inc. Class A	12,930	151
G&K Services Inc. Class A	1,589	150
Heidrick & Struggles International Inc.	6,074	148
* FARO Technologies Inc.	4,208	145
DHT Holdings Inc.	30,867	143
Brady Corp. Class A	3,675	141
Ennis Inc.	8,419	138
* Scorpio Bulkers Inc.	18,425	136
Raven Industries Inc.	4,570	135
Hyster-Yale Materials Handling Inc.	2,144	131
Park-Ohio Holdings Corp.	2,863	128
Mobile Mini Inc.	3,837	125
Quad/Graphics Inc.	4,445	121
VSE Corp.	2,923	119
Textainer Group Holdings Ltd.	7,513	118
American Railcar Industries Inc.	2,565	114
* YRC Worldwide Inc.	8,626	111
* Ducommun Inc.	3,559	110
CECO Environmental Corp.	9,674	109
* Control4 Corp.	6,738	101
* International Seaways Inc.	5,348	100
Powell Industries Inc.	2,937	96
CRA International Inc.	2,627	94
Teekay Tankers Ltd. Class A	38,648	90
Standex International Corp.	928	89
Miller Industries Inc.	3,466	87
NACCO Industries Inc. Class A	1,338	86
* Titan Machinery Inc.	6,010	85
* CAI International Inc.	5,271	82
* Great Lakes Dredge & Dock Corp.	18,326	80
* Roadrunner Transportation Systems Inc.	10,486	79
* Covenant Transportation Group Inc. Class A	3,923	79
* Orion Group Holdings Inc.	8,233	77
* Dorian LPG Ltd.	8,161	77
Spartan Motors Inc.	11,283	75
Celadon Group Inc.	8,785	71
* Vectrus Inc.	2,915	71
* Liquidity Services Inc.	8,579	70
Graham Corp.	3,101	68
Marlin Business Services Corp.	2,843	68
* Vishay Precision Group Inc.	4,103	66
* Gener8 Maritime Inc.	13,402	65
* Overseas Shipholding Group Inc. Class A	12,944	65
* Rush Enterprises Inc. Class B	2,005	64
Costamare Inc.	10,328	63
Ardmore Shipping Corp.	9,140	63
* TRC Cos. Inc.	6,013	62
Hurco Cos. Inc.	2,192	60
* HC2 Holdings Inc.	10,675	59
Altra Industrial Motion Corp.	1,496	58
FreightCar America Inc.	4,146	57
* Maxwell Technologies Inc.	11,017	56
* Layne Christensen Co.	5,832	56
* Advanced Disposal Services Inc.	2,426	53
* Ascent Capital Group Inc. Class A	3,256	52
* PHI Inc.	3,521	51
Knight Transportation Inc.	1,511	49
Navios Maritime Acquisition Corp.	26,237	48
* Hub Group Inc. Class A	852	43
Watts Water Technologies Inc. Class A	644	41

50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Atkore International Group Inc.	1,556	41
	Franklin Electric Co. Inc.	956	40
	Hardinge Inc.	3,816	40
	Lindsay Corp.	481	39
*	Advanced Energy Industries Inc.	604	37
	Preformed Line Products Co.	800	37
*	Gencor Industries Inc.	2,535	36
	Douglas Dynamics Inc.	1,068	36
*	Willis Lease Finance Corp.	1,373	35
	Supreme Industries Inc. Class A	1,764	34
	Kimball International Inc. Class B	2,010	33
*	Hill International Inc.	6,528	32
*	Heritage-Crystal Clean Inc.	2,091	31
*	ExOne Co.	3,135	31
*	Radiant Logistics Inc.	5,540	31
	Sun Hydraulics Corp.	826	31
*	Neff Corp. Class A	1,947	30
*	ServiceSource International Inc.	7,552	30
	MTS Systems Corp.	519	29
*	Echo Global Logistics Inc.	1,272	28
*,^	Plug Power Inc.	24,884	27
*	USA Truck Inc.	2,796	27
*	Blue Bird Corp.	1,449	25
*	Global Sources Ltd.	2,681	23
*	American Superconductor Corp.	3,750	23
*	NV5 Global Inc.	594	22
	Gorman-Rupp Co.	696	22
	Tennant Co.	292	21
*	Tidewater Inc.	15,068	20
*	Team Inc.	584	20
	General Cable Corp.	1,198	20
*	PAM Transportation Services Inc.	710	13
	Universal Logistics Holdings Inc.	863	12
*	Milacron Holdings Corp.	575	10
*	SP Plus Corp.	263	8
*	InnerWorkings Inc.	791	8
*	Vicor Corp.	454	7
*	IES Holdings Inc.	236	4
*,^	Power Solutions International Inc.	326	2
*	PFSweb Inc.	196	1
*	Workhorse Group Inc.	253	1
			42,280
Technology (10.1%)
*	Advanced Micro Devices Inc.	130,528	1,887
	Mentor Graphics Corp.	35,603	1,321
*	Finisar Corp.	35,819	1,199
	SYNNEX Corp.	9,724	1,137
*	NetScout Systems Inc.	29,886	1,104
	MKS Instruments Inc.	16,801	1,102
*	CACI International Inc. Class A	8,131	1,020
*	Tech Data Corp.	11,642	1,013
*	Sanmina Corp.	24,479	955
*	Anixter International Inc.	9,649	804
*	Viavi Solutions Inc.	78,306	785
*	Verint Systems Inc.	20,696	781
	Vishay Intertechnology Inc.	45,440	720
*	DigitalGlobe Inc.	21,020	665
*	Plexus Corp.	11,118	623
*	Knowles Corp.	29,260	554
*	Mercury Systems Inc.	14,362	537
*	Insight Enterprises Inc.	12,193	516
*	Benchmark Electronics Inc.	16,432	511
*	II-VI Inc.	14,248	507
*	TiVo Corp.	27,120	502

51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Brooks Automation Inc.	22,618	472
	Diebold Nixdorf Inc.	15,045	454
*	Ixia	21,466	421
	Progress Software Corp.	14,401	413
*	NeuStar Inc. Class A	12,080	400
*	TTM Technologies Inc.	24,094	389
*	Acxiom Corp.	13,116	374
*	Ambarella Inc.	6,341	374
*	Entegris Inc.	17,613	373
*	Veeco Instruments Inc.	13,260	363
*	Rambus Inc.	26,942	338
*	ScanSource Inc.	8,341	336
*	InvenSense Inc.	27,123	335
*	Rogers Corp.	3,948	326
*	Amkor Technology Inc.	31,613	310
*	Diodes Inc.	12,716	304
	ManTech International Corp. Class A	8,216	301
*	MicroStrategy Inc. Class A	1,517	291
*	Super Micro Computer Inc.	10,138	264
*	Applied Optoelectronics Inc.	5,537	254
	AVX Corp.	15,382	239
*	Photronics Inc.	21,954	235
	CTS Corp.	10,508	230
*	Rudolph Technologies Inc.	9,888	213
	Xperi Corp.	5,628	202
*	NETGEAR Inc.	3,633	199
*	Novanta Inc.	7,770	189
*	Ultratech Inc.	6,532	188
*	Cavium Inc.	2,739	179
*	Bankrate Inc.	15,670	171
*,^	Stratasys Ltd.	8,621	170
*	Actua Corp.	11,912	163
*	Blucora Inc.	10,392	162
*	Infinera Corp.	14,056	153
*	ViaSat Inc.	2,203	152
*	Xcerra Corp.	17,320	151
*	Kimball Electronics Inc.	9,370	151
*	Axcelis Technologies Inc.	9,681	150
*	Ultra Clean Holdings Inc.	10,788	149
*,^	KEYW Holding Corp.	14,863	147
	Cohu Inc.	8,828	147
*	Harmonic Inc.	25,592	138
	Park Electrochemical Corp.	6,520	125
*	Alpha & Omega Semiconductor Ltd.	6,415	124
*	Bazaarvoice Inc.	27,536	123
	ADTRAN Inc.	5,714	121
*	RetailMeNot Inc.	13,106	117
*	Exar Corp.	10,935	114
	Daktronics Inc.	12,193	114
*	ShoreTel Inc.	17,516	114
*	Digi International Inc.	8,699	107
*	Evolent Health Inc. Class A	5,357	106
	IXYS Corp.	8,525	105
*	FormFactor Inc.	9,689	103
	PC Connection Inc.	3,696	99
*	Acacia Research Corp.	16,779	98
*	Calix Inc.	14,056	97
*	Telenav Inc.	11,100	90
*	NeoPhotonics Corp.	8,779	89
	QAD Inc. Class A	3,081	85
	Comtech Telecommunications Corp.	7,342	84
*	Sonus Networks Inc.	14,097	83
*	pdvWireless Inc.	3,170	82
	Bel Fuse Inc. Class B	3,045	79

52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
EMCORE Corp.	8,819	79
* DSP Group Inc.	7,428	78
* Unisys Corp.	5,505	77
* ePlus Inc.	577	73
* Immersion Corp.	6,586	72
* Sigma Designs Inc.	12,233	72
* Kopin Corp.	19,971	70
* Sparton Corp.	2,967	69
* Rubicon Project Inc.	7,784	68
* Global Eagle Entertainment Inc.	14,984	66
* Glu Mobile Inc.	33,249	64
* Electro Scientific Industries Inc.	9,431	63
* Perficient Inc.	3,463	63
NVE Corp.	799	63
* ARC Document Solutions Inc.	14,245	57
* Tangoe Inc.	9,481	54
* GigPeak Inc.	17,474	53
* Limelight Networks Inc.	22,890	51
* Vocera Communications Inc.	2,465	51
* Silicom Ltd.	1,341	51
* KVH Industries Inc.	4,880	49
Methode Electronics Inc.	1,036	43
* Bottomline Technologies de Inc.	1,718	43
Black Box Corp.	4,751	43
* Oclaro Inc.	5,024	43
* Agilysys Inc.	4,537	41
* Nanometrics Inc.	1,493	41
* RealNetworks Inc.	8,273	41
* Rightside Group Ltd.	3,751	31
* TechTarget Inc.	3,349	31
* NCI Inc. Class A	2,028	30
Systemax Inc.	3,711	29
* Autobytel Inc.	2,213	28
* Quantenna Communications Inc.	1,240	26
* Blackline Inc.	858	24
* Impinj Inc.	732	21
* Avid Technology Inc.	3,502	20
* Numerex Corp. Class A	3,762	19
* Coupa Software Inc.	684	18
Reis Inc.	925	18
* PDF Solutions Inc.	655	14
* Everbridge Inc.	724	14
* SecureWorks Corp. Class A	1,251	13
* VASCO Data Security International Inc.	881	11
* Apptio Inc. Class A	720	9
* MeetMe Inc.	1,701	8
* Silver Spring Networks Inc.	562	7
* Digimarc Corp.	231	6
* USA Technologies Inc.	1,305	5
* ChannelAdvisor Corp.	469	5
* Radisys Corp.	798	3
* Park City Group Inc.	178	3
		33,503
Utilities (6.7%)
IDACORP Inc.	16,847	1,397
Portland General Electric Co.	29,840	1,353
WGL Holdings Inc.	15,917	1,329
Southwest Gas Holdings Inc.	14,083	1,204
ONE Gas Inc.	17,368	1,138
Black Hills Corp.	17,214	1,117
ALLETE Inc.	16,562	1,113
New Jersey Resources Corp.	26,259	1,035
Spire Inc.	14,828	977
PNM Resources Inc.	26,636	967

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017

					Market
					Value
				Shares	($000)
	NorthWestern Corp.			16,260	951
	South Jersey Industries Inc.			26,629	933
	Avista Corp.			21,074	840
	El Paso Electric Co.			13,421	656
	Northwest Natural Gas Co.			9,066	545
	Otter Tail Corp.			12,680	477
	Atlantica Yield plc			19,681	428
	MGE Energy Inc.			6,267	401
	Ormat Technologies Inc.			7,128	393
	NRG Yield Inc.			21,178	368
*	Vonage Holdings Corp.			56,391	339
	Chesapeake Utilities Corp.			4,615	318
*	Dynegy Inc.			38,869	312
	West Corp.			12,310	294
*	Cincinnati Bell Inc.			13,938	269
	SJW Group			5,421	263
	ATN International Inc.			3,540	242
	California Water Service Group			6,541	240
*	Iridium Communications Inc.			27,335	238
^	Windstream Holdings Inc.			28,009	209
	Unitil Corp.			4,650	207
	NRG Yield Inc. Class A			11,754	198
	American States Water Co.			4,066	182
	Connecticut Water Service Inc.			2,835	162
	Spok Holdings Inc.			6,923	126
	Consolidated Communications Holdings Inc.			5,113	115
*	Lumos Networks Corp.			5,626	100
	Pattern Energy Group Inc. Class A			4,460	93
*	Atlantic Power Corp.			37,747	89
	Artesian Resources Corp. Class A			2,638	87
	Delta Natural Gas Co. Inc.			2,271	69
*,^	Globalstar Inc.			50,414	69
*	Boingo Wireless Inc.			4,908	54
*,^	Intelsat SA			10,591	53
	Consolidated Water Co. Ltd.			4,868	50
*	Hawaiian Telcom Holdco Inc.			1,945	47
	IDT Corp. Class B			2,185	42
*	NII Holdings Inc.			17,010	34
	Middlesex Water Co.			801	30
	Genie Energy Ltd. Class B			4,200	23
*	FairPoint Communications Inc.			1,358	22
*	AquaVenture Holdings Ltd.			1,200	20
	York Water Co.			548	20
*	ORBCOMM Inc.			1,654	14

					22,252

Total Common Stocks (Cost $285,599)					329,988

		Coupon

Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	0.864%		38,442	3,845

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.612%	7/20/17	100	100

Total Temporary Cash Investments (Cost $3,944)					3,945

54

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2017
Total Investments (100.6%) (Cost $289,543)	333,933
Other Assets and Liabilities—Net (-0.6%)[4]	(2,060)
Net Assets (100%)	331,873

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,308,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,653,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

55

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Consumer Discretionary (15.9%)
*	Tenneco Inc.	27,839	1,790
*	Bright Horizons Family Solutions Inc.	21,675	1,498
	Cracker Barrel Old Country Store Inc.	8,990	1,447
*	Buffalo Wild Wings Inc.	9,337	1,447
	Texas Roadhouse Inc. Class A	32,788	1,387
	Cheesecake Factory Inc.	22,507	1,374
*	Grand Canyon Education Inc.	22,186	1,362
*	Helen of Troy Ltd.	13,847	1,353
	Sinclair Broadcast Group Inc. Class A	32,703	1,305
*	LCI Industries	11,819	1,273
	Jack in the Box Inc.	12,644	1,185
	American Eagle Outfitters Inc.	74,203	1,176
*	Steven Madden Ltd.	30,510	1,140
	Big Lots Inc.	21,998	1,129
	Lithia Motors Inc. Class A	11,703	1,120
*	Dave & Buster's Entertainment Inc.	18,726	1,071
	Papa John's International Inc.	13,409	1,058
	Matthews International Corp. Class A	15,847	1,043
*	Five Below Inc.	26,467	1,020
*	Dorman Products Inc.	13,047	1,020
	Nexstar Media Group Inc. Class A	14,728	1,015
*	Stamps.com Inc.	7,993	1,008
	Churchill Downs Inc.	6,665	1,002
*,^	Cimpress NV	12,366	992
*	IMAX Corp.	29,157	943
	Children's Place Inc.	9,251	937
	Monro Muffler Brake Inc.	15,498	891
	Bloomin' Brands Inc.	51,400	878
	PriceSmart Inc.	9,842	870
	Chico's FAS Inc.	58,005	840
*	Boyd Gaming Corp.	40,856	804
*	Popeyes Louisiana Kitchen Inc.	10,147	802
*	Shutterfly Inc.	17,137	778
*	Cooper-Standard Holdings Inc.	6,880	771
*	American Axle & Manufacturing Holdings Inc.	38,074	755
	Columbia Sportswear Co.	13,335	733
	Nutrisystem Inc.	14,379	669
*	2U Inc.	18,173	664
*	Gentherm Inc.	18,080	655
*	Asbury Automotive Group Inc.	9,895	645
	SeaWorld Entertainment Inc.	33,161	639
*	Sotheby's	13,941	629
*	Etsy Inc.	51,788	628
*,^	Wayfair Inc.	15,657	592
*	American Woodmark Corp.	6,836	591
	HSN Inc.	15,472	583
	Bob Evans Farms Inc.	9,813	557
	Sonic Corp.	21,931	554
	ClubCorp Holdings Inc.	31,860	545
	Travelport Worldwide Ltd.	42,513	540
*	Scientific Games Corp. Class A	25,785	532
*	American Outdoor Brands Corp.	26,941	524
*	Select Comfort Corp.	21,557	506
*	Cavco Industries Inc.	4,208	502
*	Liberty TripAdvisor Holdings Inc. Class A	35,888	483
*	Universal Electronics Inc.	6,961	478
*	Penn National Gaming Inc.	31,875	461
^	Sturm Ruger & Co. Inc.	9,224	460
*	Houghton Mifflin Harcourt Co.	40,812	451
*	G-III Apparel Group Ltd.	17,026	438
	Winnebago Industries Inc.	13,240	437

56

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	11,587	421
	Oxford Industries Inc.	7,488	421
*	Shutterstock Inc.	9,344	407
*	Taylor Morrison Home Corp. Class A	20,203	407
	Capella Education Co.	5,216	397
*	Quotient Technology Inc.	31,809	379
	World Wrestling Entertainment Inc. Class A	17,935	376
	Ethan Allen Interiors Inc.	12,293	353
*	Denny's Corp.	27,557	346
	Red Rock Resorts Inc. Class A	14,801	325
*	Francesca's Holdings Corp.	18,837	320
*	Ollie's Bargain Outlet Holdings Inc.	9,991	313
*	HealthStream Inc.	12,796	313
	Standard Motor Products Inc.	6,350	305
	DineEquity Inc.	5,047	302
*	Isle of Capri Casinos Inc.	12,272	298
*	Fox Factory Holding Corp.	11,014	295
*	Tile Shop Holdings Inc.	16,231	286
*	Shake Shack Inc. Class A	7,751	278
	Planet Fitness Inc. Class A	12,855	276
	La-Z-Boy Inc.	10,190	275
*	Gray Television Inc.	20,002	272
	Viad Corp.	5,715	270
*	Hibbett Sports Inc.	8,940	264
	Ruth's Hospitality Group Inc.	15,212	256
*	Nautilus Inc.	15,068	243
*	Crocs Inc.	36,306	241
*	Motorcar Parts of America Inc.	8,418	239
*	Carrols Restaurant Group Inc.	14,762	233
	MDC Holdings Inc.	7,888	230
*	XO Group Inc.	12,459	230
*	Chuy's Holdings Inc.	8,031	229
*	SiteOne Landscape Supply Inc.	5,753	226
*	Stoneridge Inc.	13,218	223
*	MSG Networks Inc.	9,819	214
*	Fiesta Restaurant Group Inc.	10,750	213
*	Eldorado Resorts Inc.	12,879	210
*,^	LGI Homes Inc.	7,155	208
*	Avon Products Inc.	46,324	204
	Wingstop Inc.	7,702	203
*	Horizon Global Corp.	10,849	198
	AMC Entertainment Holdings Inc. Class A	6,321	198
	Wolverine World Wide Inc.	7,529	189
	Camping World Holdings Inc. Class A	5,381	189
	Group 1 Automotive Inc.	2,400	186
*,^	Weight Watchers International Inc.	12,763	184
*	Malibu Boats Inc. Class A	8,908	183
*	Strayer Education Inc.	2,311	179
	Callaway Golf Co.	17,192	174
	Carriage Services Inc. Class A	6,728	173
	Entravision Communications Corp. Class A	31,919	171
*,^	Zoe's Kitchen Inc.	9,381	168
	Tailored Brands Inc.	7,239	167
	KB Home	8,907	158
*	MarineMax Inc.	6,916	156
*	Potbelly Corp.	11,747	153
	Inter Parfums Inc.	3,848	133
*	Chegg Inc.	16,803	133
*	Ascena Retail Group Inc.	28,646	132
	Winmark Corp.	1,147	130
*	Instructure Inc.	5,281	121
*	Overstock.com Inc.	6,532	120
*	La Quinta Holdings Inc.	8,615	119
*	Liberty Media Corp-Liberty Formula One	3,820	117

57

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	tronc Inc.	7,925	116
*,^	Central European Media Enterprises Ltd. Class A	38,557	110
*	Acushnet Holdings Corp.	6,193	108
	Metaldyne Performance Group Inc.	4,625	108
*	Angie's List Inc.	19,548	104
*	Bojangles' Inc.	4,931	104
	Finish Line Inc. Class A	6,360	104
	ILG Inc.	5,396	102
*	Eastman Kodak Co.	7,030	101
*,^	Duluth Holdings Inc.	4,736	100
^	Buckle Inc.	4,833	96
*,^	Daily Journal Corp.	430	90
*	Nathan's Famous Inc.	1,446	90
*	Habit Restaurants Inc. Class A	6,643	89
	Collectors Universe Inc.	3,748	88
*	Party City Holdco Inc.	5,953	86
*	Vera Bradley Inc.	7,180	75
	Bassett Furniture Industries Inc.	2,672	73
*	Care.com Inc.	7,105	72
*	Franklin Covey Co.	4,015	72
	Superior Uniform Group Inc.	3,893	71
*	Genesco Inc.	1,173	68
	MDC Partners Inc. Class A	7,775	68
	Marriott Vacations Worldwide Corp.	719	68
*	Lindblad Expeditions Holdings Inc.	7,395	66
*	Jamba Inc.	6,283	61
	Cato Corp. Class A	2,417	60
*	Rosetta Stone Inc.	7,581	59
*	Sportsman's Warehouse Holdings Inc.	12,124	59
*	Deckers Outdoor Corp.	1,088	57
*	Liberty Media Corp-Liberty Formula One Class A	1,897	57
*	Revlon Inc. Class A	1,699	57
*	Red Robin Gourmet Burgers Inc.	1,244	57
	New Media Investment Group Inc.	3,625	56
*	Central Garden & Pet Co. Class A	1,744	56
	MCBC Holdings Inc.	3,700	54
	Stein Mart Inc.	14,948	54
*	M/I Homes Inc.	2,219	52
	Marine Products Corp.	4,864	52
*	elf Beauty Inc.	1,856	51
*	TRI Pointe Group Inc.	4,249	51
*	Meritage Homes Corp.	1,373	49
*	Arctic Cat Inc.	2,610	48
	Pier 1 Imports Inc.	6,247	42
	Liberty Tax Inc.	2,591	39
*	1-800-Flowers.com Inc. Class A	3,767	38
*	Destination XL Group Inc.	12,316	37
*	Pinnacle Entertainment Inc.	2,120	37
	Unique Fabricating Inc.	3,214	37
*	Kirkland's Inc.	3,256	37
*	Century Casinos Inc.	4,978	34
*	Reading International Inc. Class A	2,063	33
*	Central Garden & Pet Co.	959	32
*	Radio One Inc.	11,338	31
*	Trade Desk Inc. Class A	707	30
*	Liberty Media Corp-Liberty Braves	1,346	30
*	Hemisphere Media Group Inc. Class A	2,491	29
*	At Home Group Inc.	1,514	23
*	National Presto Industries Inc.	228	23
*	Biglari Holdings Inc.	49	21
*	Noodles & Co. Class A	4,546	17
	Fred's Inc. Class A	858	15
*	Vitamin Shoppe Inc.	696	15
	Hooker Furniture Corp.	410	14

58

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	New Home Co. Inc.	1,253	13
*	Century Communities Inc.	560	13
*	Kona Grill Inc.	1,938	12
*	Del Frisco's Restaurant Group Inc.	771	12
*	Gaia Inc. Class A	1,402	12
	Golden Entertainment Inc.	947	11
	Libbey Inc.	797	11
*	Container Store Group Inc.	2,100	9
*	ZAGG Inc.	1,423	9
*	Sears Holdings Corp.	980	8
	Weyco Group Inc.	209	6
*	Build-A-Bear Workshop Inc.	560	5
*	Empire Resorts Inc.	121	3
*	Townsquare Media Inc. Class A	195	2
*	Vince Holding Corp.	971	2
	Liberty Media Corp-Liberty Braves	2	—
			72,273
Consumer Staples (2.7%)
	B&G Foods Inc.	32,482	1,380
	Lancaster Colony Corp.	9,367	1,235
	J&J Snack Foods Corp.	7,443	996
	WD-40 Co.	7,025	772
	Core-Mark Holding Co. Inc.	22,614	735
*	Boston Beer Co. Inc. Class A	4,410	700
	Vector Group Ltd.	20,137	459
^	Cal-Maine Foods Inc.	11,859	450
*	Performance Food Group Co.	18,562	438
	Calavo Growers Inc.	7,690	434
	Dean Foods Co.	22,673	414
	Coca-Cola Bottling Co. Consolidated	2,320	399
	National Beverage Corp.	5,760	336
^	Tootsie Roll Industries Inc.	8,532	334
*	Diplomat Pharmacy Inc.	22,737	308
*	USANA Health Sciences Inc.	5,169	300
^	GNC Holdings Inc. Class A	34,230	284
	MGP Ingredients Inc.	6,240	276
	Medifast Inc.	5,142	231
	PetMed Express Inc.	9,768	206
	AdvancePierre Foods Holdings Inc.	6,744	195
*	Primo Water Corp.	11,124	160
*,^	Amplify Snack Brands Inc.	14,391	144
*	Farmer Brothers Co.	3,948	129
^	Orchids Paper Products Co.	4,400	125
*	Chefs' Warehouse Inc.	8,724	122
*	Smart & Final Stores Inc.	8,094	113
*,^	Freshpet Inc.	10,997	111
	Natural Health Trends Corp.	3,748	104
	Limoneira Co.	5,333	98
	John B Sanfilippo & Son Inc.	1,190	73
	Fresh Del Monte Produce Inc.	930	54
*	Inventure Foods Inc.	9,370	52
*	Lifevantage Corp.	6,566	36
*	Craft Brew Alliance Inc.	2,387	35
*	Lifeway Foods Inc.	2,271	24
*	Turning Point Brands Inc.	1,713	23
*	Synutra International Inc.	2,584	15
	Omega Protein Corp.	525	13
	Alico Inc.	148	4
			12,317
Energy (1.0%)
*	Callon Petroleum Co.	92,013	1,161
*	Matador Resources Co.	43,670	1,051
*	Carrizo Oil & Gas Inc.	30,441	991
*,^	Flotek Industries Inc.	26,910	364

59

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	TETRA Technologies Inc.	36,703	165
*	Sanchez Energy Corp.	10,992	126
	Evolution Petroleum Corp.	11,988	105
*	Trecora Resources	7,716	93
*	Synergy Resources Corp.	10,306	84
*	Par Pacific Holdings Inc.	5,592	82
	Panhandle Oil and Gas Inc. Class A	3,811	75
*	Abraxas Petroleum Corp.	31,789	67
*	EnerNOC Inc.	11,558	63
*	Isramco Inc.	421	51
*	Renewable Energy Group Inc.	1,199	11
	CVR Energy Inc.	393	9
*	RigNet Inc.	460	8
*	Smart Sand Inc.	408	7
	Mammoth Energy Services Inc.	202	4
	TPI Composites Inc.	201	4
			4,521
Financial Services (12.6%)
	Bank of the Ozarks Inc.	43,866	2,401
	Fair Isaac Corp.	15,330	1,994
	DuPont Fabros Technology Inc.	36,923	1,901
	Primerica Inc.	23,279	1,880
	Home BancShares Inc.	59,864	1,685
	Evercore Partners Inc. Class A	19,338	1,538
	CoreSite Realty Corp.	16,576	1,493
	National Health Investors Inc.	18,393	1,393
	Ryman Hospitality Properties Inc.	21,486	1,385
*	Essent Group Ltd.	36,952	1,286
	Urban Edge Properties	44,324	1,229
	QTS Realty Trust Inc. Class A	23,200	1,220
	BGC Partners Inc. Class A	107,897	1,217
	Financial Engines Inc.	26,501	1,174
	EastGroup Properties Inc.	15,590	1,159
	PS Business Parks Inc.	9,771	1,136
	HRG Group Inc.	58,721	1,079
	STAG Industrial Inc.	41,122	1,062
*	Blackhawk Network Holdings Inc.	27,179	991
*	Cardtronics plc Class A	22,328	984
	ServisFirst Bancshares Inc.	22,745	946
	RLI Corp.	15,508	906
	Potlatch Corp.	20,153	892
*,^	BofI Holding Inc.	27,947	881
	First Financial Bankshares Inc.	19,688	866
	Retail Opportunity Investments Corp.	37,938	835
	LTC Properties Inc.	16,122	778
*	Eagle Bancorp Inc.	11,888	740
	Physicians Realty Trust	34,466	687
	Medical Properties Trust Inc.	49,352	662
	FirstCash Inc.	13,645	605
	Ameris Bancorp	12,424	600
	Chemical Financial Corp.	10,514	560
	Alexander & Baldwin Inc.	12,225	548
	HFF Inc. Class A	17,656	524
	WisdomTree Investments Inc.	56,885	518
	CareTrust REIT Inc.	31,783	502
	AMERISAFE Inc.	6,957	447
	Kennedy-Wilson Holdings Inc.	20,254	447
	Four Corners Property Trust Inc.	19,987	443
	Alexander's Inc.	999	437
	EVERTEC Inc.	25,847	436
	FelCor Lodging Trust Inc.	59,480	431
	Moelis & Co. Class A	11,698	431
	Washington REIT	12,616	413
*	iStar Inc.	34,043	410

60

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Universal Health Realty Income Trust	6,181	397
	National Bank Holdings Corp. Class A	11,833	390
	Cohen & Steers Inc.	10,371	390
*	LendingClub Corp.	72,831	389
	GEO Group Inc.	7,942	378
*	LendingTree Inc.	3,156	374
	National General Holdings Corp.	13,902	338
	First Industrial Realty Trust Inc.	12,577	338
	Banc of California Inc.	17,307	337
	Urstadt Biddle Properties Inc. Class A	14,428	321
	Universal Insurance Holdings Inc.	11,781	318
	Diamond Hill Investment Group Inc.	1,564	314
	Greenhill & Co. Inc.	10,154	300
	American Assets Trust Inc.	6,731	296
	Rexford Industrial Realty Inc.	12,634	290
*	Gramercy Property Trust	10,326	289
	Saul Centers Inc.	4,302	276
	Acadia Realty Trust	8,431	270
	Pinnacle Financial Partners Inc.	3,258	226
	Westwood Holdings Group Inc.	3,903	222
	Live Oak Bancshares Inc.	9,632	221
	Armada Hoffler Properties Inc.	15,781	220
	Cass Information Systems Inc.	3,259	212
	Capital Bank Financial Corp.	5,119	209
	Virtu Financial Inc. Class A	11,639	202
	OM Asset Management plc	13,493	201
*	Marcus & Millichap Inc.	7,187	197
*	Customers Bancorp Inc.	5,685	195
	Education Realty Trust Inc.	4,611	194
	Houlihan Lokey Inc. Class A	6,038	190
	Chesapeake Lodging Trust	7,861	190
	RMR Group Inc. Class A	3,459	181
*	Pacific Premier Bancorp Inc.	4,455	178
	Washington Prime Group Inc.	18,306	170
*	Texas Capital Bancshares Inc.	1,830	163
	Pennsylvania REIT	9,709	160
	Terreno Realty Corp.	5,738	159
	Sabra Health Care REIT Inc.	5,123	139
*	Nationstar Mortgage Holdings Inc.	7,616	138
*	Altisource Portfolio Solutions SA	5,751	138
	City Office REIT Inc.	10,409	136
*	WMIH Corp.	99,811	135
	Opus Bank	5,410	117
*,^	Trupanion Inc.	7,062	110
	United Insurance Holdings Corp.	6,394	108
*	Green Dot Corp. Class A	3,657	107
	Consolidated-Tomoka Land Co.	1,807	100
*	eHealth Inc.	9,060	99
	Park Sterling Corp.	8,299	98
*	Planet Payment Inc.	20,490	84
	Monmouth Real Estate Investment Corp.	5,543	81
	Waddell & Reed Financial Inc. Class A	3,798	73
	Union Bankshares Inc.	1,744	72
*	First Foundation Inc.	4,381	72
	Meridian Bancorp Inc.	3,748	71
	Hingham Institution for Savings	373	70
	BNC Bancorp	1,908	69
	Maiden Holdings Ltd.	4,368	68
*	Real Industry Inc.	12,868	66
	Crawford & Co. Class B	5,887	64
*	Franklin Financial Network Inc.	1,475	58
	MedEquities Realty Trust Inc.	5,228	57
	National Storage Affiliates Trust	2,239	54
	Pzena Investment Management Inc. Class A	5,307	53

61

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Veritex Holdings Inc.	1,823	52
	UMH Properties Inc.	3,464	51
	Investment Technology Group Inc.	2,368	47
	Silvercrest Asset Management Group Inc. Class A	3,505	47
	County Bancorp Inc.	1,610	43
*	CU Bancorp	1,042	41
	Northfield Bancorp Inc.	2,094	39
	Hennessy Advisors Inc.	1,374	37
	First Connecticut Bancorp Inc.	1,512	37
	CoBiz Financial Inc.	2,055	35
*	Atlas Financial Holdings Inc.	2,533	34
	Cardinal Financial Corp.	1,093	34
	Global Medical REIT Inc.	3,890	33
*	AV Homes Inc.	1,966	32
*	Third Point Reinsurance Ltd.	2,555	32
^	Orchid Island Capital Inc.	3,145	31
*	Atlantic Capital Bancshares Inc.	1,600	29
	Hersha Hospitality Trust Class A	1,239	24
	Western New England Bancorp Inc.	2,324	23
	GAIN Capital Holdings Inc.	2,791	22
	Blue Hills Bancorp Inc.	1,155	21
*	Forestar Group Inc.	1,576	21
	State National Cos. Inc.	1,237	17
*	Bank of NT Butterfield & Son Ltd.	512	17
*	Allegiance Bancshares Inc.	450	17
	CPI Card Group Inc.	3,530	16
	Heritage Commerce Corp.	1,118	16
	Kinsale Capital Group Inc.	505	15
*	Xenith Bankshares Inc.	537	14
	Bankwell Financial Group Inc.	424	14
*	HarborOne Bancorp Inc.	632	12
*	PICO Holdings Inc.	904	12
	Fifth Street Asset Management Inc.	2,319	12
	Home Bancorp Inc.	327	12
*	Ladenburg Thalmann Financial Services Inc.	5,154	11
	GAMCO Investors Inc. Class A	380	11
*	Cowen Group Inc. Class A	749	11
	Medley Management Inc. Class A	1,131	11
*	FB Financial Corp.	324	10
*	Regional Management Corp.	485	10
	Value Line Inc.	466	8
*	Trinity Place Holdings Inc.	892	8
	Capstar Financial Holdings Inc.	201	4
*	Provident Bancorp Inc.	173	3
	Greene County Bancorp Inc.	123	3
*	UCP Inc.	242	3
			57,316
Health Care (21.8%)
*	TESARO Inc.	14,130	2,662
	HealthSouth Corp.	43,939	1,860
*	NuVasive Inc.	24,458	1,829
*	Masimo Corp.	20,213	1,826
*	PAREXEL International Corp.	25,922	1,677
*	Ultragenyx Pharmaceutical Inc.	19,146	1,629
*	Medicines Co.	30,481	1,598
*	Medidata Solutions Inc.	27,153	1,518
*	Exelixis Inc.	69,540	1,497
*	Prestige Brands Holdings Inc.	26,270	1,487
	Cantel Medical Corp.	17,722	1,455
	Chemed Corp.	7,995	1,428
*	Catalent Inc.	49,204	1,412
*,^	Kite Pharma Inc.	19,364	1,370
*	Integra LifeSciences Holdings Corp.	29,945	1,280
*	Horizon Pharma plc	79,659	1,279

62

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Insulet Corp.	28,508	1,242
*	Neogen Corp.	18,023	1,169
*	Nevro Corp.	11,897	1,142
*	Exact Sciences Corp.	52,337	1,126
*	Ironwood Pharmaceuticals Inc. Class A	63,961	1,080
*	Clovis Oncology Inc.	18,171	1,050
*	Prothena Corp. plc	17,168	1,007
*	Sage Therapeutics Inc.	14,888	1,003
*	Ligand Pharmaceuticals Inc.	9,465	990
*	Zeltiq Aesthetics Inc.	17,519	970
*	AMN Healthcare Services Inc.	23,461	965
*,^	Penumbra Inc.	12,531	962
*	Globus Medical Inc.	34,569	961
*	WebMD Health Corp.	18,430	957
*	HealthEquity Inc.	21,391	935
*	Nektar Therapeutics Class A	70,335	920
*	NxStage Medical Inc.	31,403	897
*	INC Research Holdings Inc. Class A	20,499	895
*	Cambrex Corp.	15,727	886
*	Pacira Pharmaceuticals Inc.	18,066	790
*	Portola Pharmaceuticals Inc.	22,363	776
*	HMS Holdings Corp.	41,621	775
*	Cynosure Inc. Class A	11,741	775
*	Sarepta Therapeutics Inc.	24,777	771
*	ICU Medical Inc.	5,012	754
*	Surgical Care Affiliates Inc.	13,272	753
*	PRA Health Sciences Inc.	11,990	708
*	Molina Healthcare Inc.	14,247	691
*	Halozyme Therapeutics Inc.	53,869	691
*	Aerie Pharmaceuticals Inc.	14,220	673
*	Omnicell Inc.	17,580	669
*	Amedisys Inc.	13,783	665
*	Bluebird Bio Inc.	7,560	663
*	Radius Health Inc.	15,637	659
*	Myriad Genetics Inc.	33,497	651
*	FibroGen Inc.	25,886	647
*	Air Methods Corp.	16,660	631
*	Theravance Biopharma Inc.	19,787	606
*	Spark Therapeutics Inc.	9,452	603
*	Natus Medical Inc.	16,107	596
*	Supernus Pharmaceuticals Inc.	23,167	595
*	Spectranetics Corp.	21,139	588
*	Synergy Pharmaceuticals Inc.	100,280	581
*	Magellan Health Inc.	8,166	565
*	Inogen Inc.	8,046	552
	Abaxis Inc.	10,817	539
*	Alder Biopharmaceuticals Inc.	23,151	529
*	Repligen Corp.	16,762	528
*	Impax Laboratories Inc.	36,344	518
*	Puma Biotechnology Inc.	13,874	509
*	Emergent BioSolutions Inc.	16,144	507
*	Depomed Inc.	30,217	495
*	Insmed Inc.	30,753	490
*	Amicus Therapeutics Inc.	70,817	460
	US Physical Therapy Inc.	5,937	449
	Ensign Group Inc.	23,741	447
*	Xencor Inc.	17,891	445
*	Cardiovascular Systems Inc.	15,644	444
*,^	TherapeuticsMD Inc.	69,788	438
*,^	MiMedx Group Inc.	50,314	431
*	Blueprint Medicines Corp.	12,068	425
*	Dermira Inc.	12,205	411
*,^	Innoviva Inc.	35,374	409
*	Coherus Biosciences Inc.	16,773	396

63

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Progenics Pharmaceuticals Inc.	34,570	389
*	Quality Systems Inc.	25,348	387
*,^	ZIOPHARM Oncology Inc.	60,418	384
*	Glaukos Corp.	8,221	374
*	Acceleron Pharma Inc.	13,508	361
*	Loxo Oncology Inc.	7,971	354
	Atrion Corp.	710	347
*,^	Lexicon Pharmaceuticals Inc.	21,083	338
*	BioTelemetry Inc.	13,266	338
*	Eagle Pharmaceuticals Inc.	4,378	336
*	Corcept Therapeutics Inc.	37,126	334
*	MacroGenics Inc.	15,717	332
*	Orthofix International NV	8,664	309
*	OraSure Technologies Inc.	27,024	303
*,^	Heron Therapeutics Inc.	20,802	297
*	Heska Corp.	3,019	280
*	Genomic Health Inc.	9,186	277
*	Amphastar Pharmaceuticals Inc.	17,485	271
*,^	Accelerate Diagnostics Inc.	10,604	270
*	Flexion Therapeutics Inc.	13,286	266
*	Aimmune Therapeutics Inc.	13,070	265
*	Quidel Corp.	12,598	265
*	Anika Therapeutics Inc.	5,635	264
*	Teladoc Inc.	11,944	263
*	Endologix Inc.	39,806	263
*	Providence Service Corp.	6,419	261
*	Vanda Pharmaceuticals Inc.	18,257	260
*	Merit Medical Systems Inc.	8,144	251
	Landauer Inc.	4,719	247
*	GenMark Diagnostics Inc.	21,544	244
*	Cross Country Healthcare Inc.	15,747	244
*	SciClone Pharmaceuticals Inc.	24,605	244
	Phibro Animal Health Corp. Class A	8,654	241
*	Capital Senior Living Corp.	13,858	233
*	Achillion Pharmaceuticals Inc.	57,566	231
*,^	Inovio Pharmaceuticals Inc.	32,602	230
*	La Jolla Pharmaceutical Co.	6,858	230
*	ANI Pharmaceuticals Inc.	3,869	229
*	Global Blood Therapeutics Inc.	8,164	227
	Meridian Bioscience Inc.	17,625	227
*,^	Immunomedics Inc.	44,639	223
*	AtriCure Inc.	12,170	222
*	Intra-Cellular Therapies Inc. Class A	16,913	221
*	Lion Biotechnologies Inc.	27,763	212
*	Revance Therapeutics Inc.	10,081	212
*	NeoGenomics Inc.	26,011	210
*	Accuray Inc.	39,183	202
*	Novavax Inc.	132,766	200
*	Epizyme Inc.	14,062	200
*	Pacific Biosciences of California Inc.	39,437	199
*	CorVel Corp.	4,861	196
*,^	Aduro Biotech Inc.	17,432	196
*	STAAR Surgical Co.	19,700	196
*	Keryx Biopharmaceuticals Inc.	38,792	195
*	Arena Pharmaceuticals Inc.	120,476	190
*	Novocure Ltd.	24,946	190
*	BioCryst Pharmaceuticals Inc.	30,166	188
*	Cerus Corp.	43,229	181
*	Cotiviti Holdings Inc.	4,787	179
*	Cytokinetics Inc.	16,680	177
*	Avexis Inc.	2,883	177
*	Aclaris Therapeutics Inc.	5,510	172
*	Intersect ENT Inc.	12,579	171
*,^	Foundation Medicine Inc.	6,644	165

64

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	CryoLife Inc.	10,180	163
*	Surmodics Inc.	6,495	161
*,^	Geron Corp.	74,160	159
*	Sangamo Therapeutics Inc.	34,169	155
*	Advaxis Inc.	17,570	154
*,^	Omeros Corp.	12,589	153
*	Axovant Sciences Ltd.	12,014	153
*	Luminex Corp.	8,135	151
^	Computer Programs & Systems Inc.	5,552	149
*,^	Organovo Holdings Inc.	47,827	149
*,^	Insys Therapeutics Inc.	11,598	148
	LeMaitre Vascular Inc.	6,662	148
*	Teligent Inc.	20,620	147
*	Oxford Immunotec Global plc	10,868	147
*	NanoString Technologies Inc.	7,692	145
*	Invitae Corp.	14,012	144
*	ImmunoGen Inc.	42,385	144
*	BioSpecifics Technologies Corp.	2,674	141
*	Five Prime Therapeutics Inc.	3,076	141
*	Civitas Solutions Inc.	7,468	138
*	AxoGen Inc.	13,056	136
*	Sucampo Pharmaceuticals Inc. Class A	11,540	136
*	Paratek Pharmaceuticals Inc.	9,050	135
	Owens & Minor Inc.	3,653	132
*	NewLink Genetics Corp.	8,289	130
*	Quorum Health Corp.	14,869	127
*	Curis Inc.	54,791	127
*	Agenus Inc.	29,744	126
*	Rockwell Medical Inc.	21,204	126
*	CytomX Therapeutics Inc.	10,017	125
*	BioTime Inc.	37,931	123
*	Rigel Pharmaceuticals Inc.	50,178	123
*	Natera Inc.	12,853	123
*	Surgery Partners Inc.	5,392	121
*	Momenta Pharmaceuticals Inc.	7,683	119
*	Cutera Inc.	5,780	118
*	Enzo Biochem Inc.	18,267	118
*	AMAG Pharmaceuticals Inc.	5,227	117
*,^	XBiotech Inc.	8,631	116
*,^	iRhythm Technologies Inc.	2,992	115
*,^	Merrimack Pharmaceuticals Inc.	37,172	114
*	RadNet Inc.	18,256	109
*	OncoMed Pharmaceuticals Inc.	10,691	109
*,^	Collegium Pharmaceutical Inc.	8,118	108
*	TG Therapeutics Inc.	18,159	104
	Utah Medical Products Inc.	1,659	103
*	Aratana Therapeutics Inc.	15,081	100
*	Fluidigm Corp.	14,734	97
*	MediciNova Inc.	14,807	95
*	Idera Pharmaceuticals Inc.	48,848	91
*,^	Anavex Life Sciences Corp.	15,913	91
*	Array BioPharma Inc.	7,875	91
*	Albany Molecular Research Inc.	5,989	90
*	Trevena Inc.	22,046	90
*,^	Dynavax Technologies Corp.	19,786	89
*	ConforMIS Inc.	17,684	89
*,^	WaVe Life Sciences Ltd.	2,950	89
*	Ocular Therapeutix Inc.	10,437	87
*	American Renal Associates Holdings Inc.	3,784	86
*,^	MannKind Corp.	161,232	85
*	Seres Therapeutics Inc.	8,807	85
*,^	Bellicum Pharmaceuticals Inc.	6,871	85
*	Editas Medicine Inc.	3,390	85
*	Minerva Neurosciences Inc.	9,430	83

65

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Medpace Holdings Inc.	2,844	82
*	Ignyta Inc.	9,322	82
*	Acorda Therapeutics Inc.	3,076	81
*	K2M Group Holdings Inc.	3,952	79
*,^	Reata Pharmaceuticals Inc. Class A	3,115	79
*	MyoKardia Inc.	6,408	78
*	ChemoCentryx Inc.	11,662	77
*	Adamas Pharmaceuticals Inc.	3,978	74
*	Spectrum Pharmaceuticals Inc.	11,471	73
*	Cempra Inc.	21,577	73
*	Arrowhead Pharmaceuticals Inc.	31,369	71
*	Castlight Health Inc. Class B	19,820	70
	National Research Corp. Class A	3,728	70
*	InVivo Therapeutics Holdings Corp.	16,478	69
*	Almost Family Inc.	1,391	69
*	Ra Pharmaceuticals Inc.	3,214	67
*	IRIDEX Corp.	4,235	67
*	Codexis Inc.	15,706	64
*,^	Sorrento Therapeutics Inc.	12,170	63
*	Veracyte Inc.	8,150	63
*	Aevi Genomic Medicine Inc.	13,422	63
*	Durect Corp.	60,914	63
*	Infinity Pharmaceuticals Inc.	22,348	62
*	Pfenex Inc.	8,574	62
*	Entellus Medical Inc.	4,411	61
*	Proteostasis Therapeutics Inc.	3,938	57
*	Ophthotech Corp.	15,565	56
*	Select Medical Holdings Corp.	3,833	55
*,^	Osiris Therapeutics Inc.	9,318	54
*	Neos Therapeutics Inc.	8,850	53
*	Vital Therapies Inc.	11,336	53
*	Akebia Therapeutics Inc.	5,243	53
*,^	AcelRx Pharmaceuticals Inc.	17,022	52
*	Cellular Biomedicine Group Inc.	4,032	52
*	Fortress Biotech Inc.	16,646	51
*	Intellia Therapeutics Inc.	3,484	50
*	Applied Genetic Technologies Corp.	6,304	49
*	Adeptus Health Inc. Class A	7,099	48
*,^	AAC Holdings Inc.	5,177	47
	Analogic Corp.	541	45
*	Myovant Sciences Ltd.	4,008	44
*	Athersys Inc.	35,992	43
*	Mirati Therapeutics Inc.	7,724	43
*	Protagonist Therapeutics Inc.	3,052	42
*	Asterias Biotherapeutics Inc.	11,113	42
*	T2 Biosystems Inc.	7,150	40
*	GlycoMimetics Inc.	6,260	38
*	Synthetic Biologics Inc.	48,084	38
*	Audentes Therapeutics Inc.	2,312	36
*	Bio-Path Holdings Inc.	43,477	36
*	Ardelyx Inc.	2,585	35
*	Immune Design Corp.	6,715	34
*	Tactile Systems Technology Inc.	1,688	34
*	Lipocine Inc.	8,409	33
*	Voyager Therapeutics Inc.	2,538	33
*	Titan Pharmaceuticals Inc.	8,626	32
*	Senseonics Holdings Inc.	13,675	32
*	Genesis Healthcare Inc.	9,805	32
*	Concert Pharmaceuticals Inc.	3,361	31
*	Edge Therapeutics Inc.	3,163	31
*	Clearside Biomedical Inc.	3,872	30
*	Versartis Inc.	1,375	30
*	Karyopharm Therapeutics Inc.	2,841	29
*	Tabula Rasa HealthCare Inc.	2,052	29

66

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	PharmAthene Inc.	28,683	26
*	Eiger BioPharmaceuticals Inc.	2,247	25
*	Cara Therapeutics Inc.	1,570	25
*	Avinger Inc.	9,850	25
*	Axsome Therapeutics Inc.	5,509	25
*	Selecta Biosciences Inc.	1,904	25
*	Trovagene Inc.	12,414	24
*	LHC Group Inc.	465	22
*	NantHealth Inc.	2,836	21
*	vTv Therapeutics Inc. Class A	3,448	21
*,^	Ampio Pharmaceuticals Inc.	24,700	20
*	Flex Pharma Inc.	4,802	20
*	Tandem Diabetes Care Inc.	8,317	20
*	CytRx Corp.	45,663	20
*	Regulus Therapeutics Inc.	18,525	19
*,^	Corindus Vascular Robotics Inc.	24,262	19
*	Syros Pharmaceuticals Inc.	1,696	19
*,^	Obalon Therapeutics Inc.	1,995	19
*	iRadimed Corp.	2,190	18
*	Fulgent Genetics Inc.	1,540	18
*	ViewRay Inc.	2,933	15
*	Agile Therapeutics Inc.	6,761	15
*	Aptevo Therapeutics Inc.	7,293	15
*,^	Egalet Corp.	2,923	14
*	Addus HomeCare Corp.	427	14
*	Stemline Therapeutics Inc.	1,956	14
*,^	Anthera Pharmaceuticals Inc.	18,224	12
*	Inotek Pharmaceuticals Corp.	7,541	12
*,^	Kadmon Holdings Inc.	3,160	12
*	Syndax Pharmaceuticals Inc.	989	11
*,^	Second Sight Medical Products Inc.	6,508	11
*,^	Novan Inc.	1,848	10
*	BioScrip Inc.	6,530	10
*	Atara Biotherapeutics Inc.	592	9
*,^	Argos Therapeutics Inc.	7,011	8
*,^	TransEnterix Inc.	3,203	4
*,^	Nobilis Health Corp.	1,811	4
*	NantKwest Inc.	790	4
*	Dimension Therapeutics Inc.	2,184	4
*,^	Tokai Pharmaceuticals Inc.	4,376	4
*,^	Galena Biopharma Inc.	4,825	4
*	Corvus Pharmaceuticals Inc.	231	3
*	OvaScience Inc.	1,868	3
*	Endocyte Inc.	1,211	3
*	Cidara Therapeutics Inc.	309	2
*	Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	1,039	—
			99,172
Materials & Processing (10.0%)
	Chemours Co.	75,641	2,546
	US Silica Holdings Inc.	36,781	1,860
	Sensient Technologies Corp.	21,999	1,759
*	Louisiana-Pacific Corp.	66,456	1,567
	Belden Inc.	20,714	1,463
	PolyOne Corp.	41,502	1,398
	Balchem Corp.	15,575	1,358
*	Beacon Roofing Supply Inc.	29,568	1,344
*	Summit Materials Inc. Class A	53,021	1,267
	HB Fuller Co.	24,814	1,226
*	Masonite International Corp.	14,988	1,171
	Worthington Industries Inc.	22,318	1,095
*	RBC Bearings Inc.	11,231	1,048
*	Trex Co. Inc.	14,547	989
	Mueller Water Products Inc. Class A	76,921	953
	Trinseo SA	13,417	928

67

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Ingevity Corp.	16,864	910
Simpson Manufacturing Co. Inc.	20,524	886
Mueller Industries Inc.	19,950	834
* Headwaters Inc.	36,076	830
Universal Forest Products Inc.	8,494	814
Apogee Enterprises Inc.	14,029	802
* GCP Applied Technologies Inc.	29,571	779
Minerals Technologies Inc.	9,199	711
Comfort Systems USA Inc.	18,370	701
* Rexnord Corp.	31,607	701
* Univar Inc.	21,313	686
AAON Inc.	19,942	671
Quaker Chemical Corp.	4,781	630
Neenah Paper Inc.	8,198	600
* Ferro Corp.	40,953	573
* Patrick Industries Inc.	7,148	571
* Coeur Mining Inc.	65,695	564
Interface Inc. Class A	28,456	538
* Chemtura Corp.	16,143	535
* Builders FirstSource Inc.	41,261	534
* BMC Stock Holdings Inc.	23,196	487
* Installed Building Products Inc.	9,935	467
* Clearwater Paper Corp.	8,344	464
Innophos Holdings Inc.	8,515	451
* US Concrete Inc.	7,119	448
* Boise Cascade Co.	16,518	448
* Continental Building Products Inc.	17,355	424
* Gibraltar Industries Inc.	10,054	417
* Caesarstone Ltd.	11,799	394
Deltic Timber Corp.	5,268	392
Advanced Drainage Systems Inc.	17,198	379
* Koppers Holdings Inc.	8,019	352
Global Brass & Copper Holdings Inc.	9,549	321
Chase Corp.	3,485	319
Griffon Corp.	12,426	312
Insteel Industries Inc.	8,614	311
Kaiser Aluminum Corp.	3,209	253
* PGT Innovations Inc.	23,505	236
* NCI Building Systems Inc.	13,371	214
Aceto Corp.	12,729	195
* Ply Gem Holdings Inc.	10,901	190
* Multi Packaging Solutions International Ltd.	10,458	186
Culp Inc.	5,372	183
Rayonier Advanced Materials Inc.	12,841	170
* Forterra Inc.	7,904	157
Myers Industries Inc.	10,778	151
* OMNOVA Solutions Inc.	13,188	122
Schweitzer-Mauduit International Inc.	2,885	118
Cabot Microelectronics Corp.	1,582	109
* GMS Inc.	3,436	103
Gold Resource Corp.	19,429	101
KMG Chemicals Inc.	2,004	74
Stepan Co.	949	72
Omega Flex Inc.	1,474	67
* Lawson Products Inc.	2,418	67
KapStone Paper and Packaging Corp.	2,717	61
Hawkins Inc.	930	46
* ChromaDex Corp.	14,035	39
* Landec Corp.	2,915	37
Quanex Building Products Corp.	1,428	28
* Century Aluminum Co.	1,714	24
LSI Industries Inc.	1,446	14
* Armstrong Flooring Inc.	617	13
* Veritiv Corp.	193	11

68

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
United States Lime & Minerals Inc.	66	5
Valhi Inc.	729	2
		45,276
Other (0.1%)[2]
* Dyax Corp CVR Expire 12/31/2019	73,258	81
* Tobira Therapeutics Inc. CV Rights	3,989	55
* JELD-WEN Holding Inc.	575	18
* REV Group Inc.	597	17
* Jagged Peak Energy Inc.	920	13
* Keane Group Inc.	500	9
* Jounce Therapeutics Inc.	217	4
* AnaptysBio Inc.	181	4
Second Sight Medical Rights	6,463	4
* Chelsea Therapeutics International Ltd. CVR	27,975	3
Ramaco Resources Inc.	226	3
* Omthera Pharmaceuticals Inc. CVR	2,001	1
* Durata Therapeutics Inc CVR Expire 12/31/2018	534	—
* Clinical Data Contingent Value Rights	367	—
* Cubist Pharmaceuticals, Inc. CVR	13,027	—
		212
Producer Durables (14.2%)
MAXIMUS Inc.	31,730	1,893
Woodward Inc.	26,175	1,844
Deluxe Corp.	24,219	1,782
Littelfuse Inc.	10,982	1,773
Curtiss-Wright Corp.	15,886	1,554
Healthcare Services Group Inc.	34,829	1,441
* WageWorks Inc.	18,056	1,390
John Bean Technologies Corp.	14,382	1,286
* MasTec Inc.	32,713	1,284
* Hawaiian Holdings Inc.	26,104	1,270
* Generac Holdings Inc.	32,334	1,262
* Dycom Industries Inc.	15,136	1,244
CEB Inc.	15,859	1,230
Brink's Co.	22,235	1,188
* On Assignment Inc.	25,147	1,187
* Advanced Energy Industries Inc.	18,541	1,151
Allegiant Travel Co. Class A	6,533	1,137
* Itron Inc.	16,536	1,070
* Electronics For Imaging Inc.	23,222	1,070
Hillenbrand Inc.	29,215	1,062
HNI Corp.	22,462	1,029
Knight Transportation Inc.	30,798	1,007
* Advisory Board Co.	20,285	913
Franklin Electric Co. Inc.	21,408	897
Herman Miller Inc.	29,620	883
Watts Water Technologies Inc. Class A	12,823	820
* Swift Transportation Co.	37,055	805
Granite Construction Inc.	14,813	785
* Hub Group Inc. Class A	15,346	775
MSA Safety Inc.	10,502	759
AZZ Inc.	12,764	749
Forward Air Corp.	14,775	732
Exponent Inc.	12,616	725
* ExlService Holdings Inc.	16,140	721
G&K Services Inc. Class A	7,383	698
EnPro Industries Inc.	10,617	693
Steelcase Inc. Class A	42,613	682
* Proto Labs Inc.	12,215	667
* TASER International Inc.	25,784	662
Brady Corp. Class A	17,240	659
Insperity Inc.	7,702	641
* Teledyne Technologies Inc.	4,833	635
Tennant Co.	8,098	569

69

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	TriNet Group Inc.	20,885	561
	US Ecology Inc.	10,793	548
	Knoll Inc.	23,723	530
	Mobile Mini Inc.	16,208	528
	Korn/Ferry International	16,759	518
	Badger Meter Inc.	13,851	507
	Primoris Services Corp.	19,980	497
	Applied Industrial Technologies Inc.	7,786	491
	Convergys Corp.	22,320	488
	Multi-Color Corp.	6,730	483
	EnerSys	6,287	482
	Heartland Express Inc.	22,791	473
*	Team Inc.	13,310	457
	Standex International Corp.	4,785	457
	Argan Inc.	6,606	455
*	Lydall Inc.	8,234	417
	MTS Systems Corp.	7,493	412
	H&E Equipment Services Inc.	15,678	411
	Altra Industrial Motion Corp.	10,269	399
	Sun Hydraulics Corp.	10,360	383
*	Paylocity Holding Corp.	10,699	377
	General Cable Corp.	22,295	372
	Actuant Corp. Class A	13,869	368
	Lindsay Corp.	4,554	365
	Raven Industries Inc.	11,085	328
	Matson Inc.	9,564	325
*	Astronics Corp.	9,547	320
	Kforce Inc.	12,222	315
	Douglas Dynamics Inc.	9,300	310
	EMCOR Group Inc.	4,955	305
*	Aerojet Rocketdyne Holdings Inc.	15,004	291
*	Darling Ingredients Inc.	21,970	286
	Astec Industries Inc.	4,492	284
*	Echo Global Logistics Inc.	12,406	271
*	SP Plus Corp.	8,095	261
	Kimball International Inc. Class B	15,372	252
	TeleTech Holdings Inc.	8,107	246
	Gorman-Rupp Co.	7,606	237
	Barrett Business Services Inc.	3,517	225
	Hackett Group Inc.	11,011	222
	Quad/Graphics Inc.	7,569	205
*	Mistras Group Inc.	8,448	190
	Tetra Tech Inc.	4,663	188
	Mesa Laboratories Inc.	1,468	184
	Wabash National Corp.	8,562	181
	Forrester Research Inc.	4,897	179
*	InnerWorkings Inc.	17,623	171
*	Advanced Disposal Services Inc.	7,492	164
*	GP Strategies Corp.	6,320	156
*	Energy Recovery Inc.	16,979	143
*	DHI Group Inc.	24,699	122
*	Vicor Corp.	7,319	119
*	Milacron Holdings Corp.	6,280	114
*,^	Energous Corp.	7,344	113
*	TopBuild Corp.	2,595	109
*,^	Aqua Metals Inc.	6,066	103
*	Moog Inc. Class A	1,457	98
*	NV5 Global Inc.	2,669	98
	UniFirst Corp.	736	98
	Albany International Corp.	2,122	96
*	Atkore International Group Inc.	3,579	94
	Triton International Ltd.	3,663	91
*	Tutor Perini Corp.	2,882	88
	Hyster-Yale Materials Handling Inc.	1,430	87

70

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Alamo Group Inc.	1,042	78
	Allied Motion Technologies Inc.	3,139	76
*	ServiceSource International Inc.	18,814	74
*	Wesco Aircraft Holdings Inc.	6,054	73
*	FTI Consulting Inc.	1,813	73
*	FARO Technologies Inc.	2,057	71
	Supreme Industries Inc. Class A	3,583	70
*,^	Plug Power Inc.	61,774	67
*	IES Holdings Inc.	3,510	66
*	Radiant Logistics Inc.	11,282	63
*	Air Transport Services Group Inc.	3,561	61
	Kaman Corp.	1,164	60
*	Huron Consulting Group Inc.	1,369	59
	Kadant Inc.	869	54
*	Information Services Group Inc.	15,814	50
*	Heritage-Crystal Clean Inc.	3,319	49
*	PFSweb Inc.	6,605	46
*	YRC Worldwide Inc.	3,293	42
*	Aerovironment Inc.	1,561	42
*	Navistar International Corp.	1,516	41
	Universal Logistics Holdings Inc.	2,825	39
*	TrueBlue Inc.	1,368	36
*	Hill International Inc.	7,146	35
*	ALJ Regional Holdings Inc.	9,071	35
*	Neff Corp. Class A	1,890	29
*	Vectrus Inc.	1,097	27
*,^	Patriot National Inc.	5,401	25
*,^	Workhorse Group Inc.	7,077	20
*	Great Lakes Dredge & Dock Corp.	3,173	14
*	Orion Group Holdings Inc.	1,107	10
	Miller Industries Inc.	413	10
*,^	Power Solutions International Inc.	1,646	9
*	PHI Inc.	442	6
*	ExOne Co.	610	6
*	Blue Bird Corp.	277	5
			64,793
Technology (19.3%)
*	Microsemi Corp.	56,354	2,920
*	Advanced Micro Devices Inc.	178,236	2,577
	LogMeIn Inc.	25,675	2,356
*	Take-Two Interactive Software Inc.	41,145	2,344
*	Aspen Technology Inc.	38,582	2,243
*	Coherent Inc.	12,014	2,194
*	Cavium Inc.	27,832	1,823
	Science Applications International Corp.	20,862	1,814
*	Ciena Corp.	68,024	1,792
*	EPAM Systems Inc.	23,812	1,753
*	Universal Display Corp.	20,504	1,740
	Monolithic Power Systems Inc.	19,272	1,695
*	Cirrus Logic Inc.	30,980	1,675
	Blackbaud Inc.	23,306	1,667
*	Integrated Device Technology Inc.	66,727	1,595
*	Proofpoint Inc.	20,159	1,588
*	Ellie Mae Inc.	16,225	1,550
*	ViaSat Inc.	22,341	1,538
	InterDigital Inc.	17,112	1,438
*	GrubHub Inc.	40,021	1,403
*	Silicon Laboratories Inc.	20,418	1,378
*	Paycom Software Inc.	21,739	1,170
*	Lumentum Holdings Inc.	24,999	1,147
*	ACI Worldwide Inc.	57,047	1,116
*	Zendesk Inc.	40,068	1,091
*	Semtech Corp.	32,036	1,072
*	Cornerstone OnDemand Inc.	24,897	1,040

71

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	CommVault Systems Inc.	19,188	941
*	Inphi Corp.	19,842	931
*	Entegris Inc.	43,905	931
*	Synaptics Inc.	17,354	922
*	RealPage Inc.	26,747	903
	Plantronics Inc.	16,378	877
	Power Integrations Inc.	13,552	857
*	HubSpot Inc.	14,301	851
*	3D Systems Corp.	52,996	806
*	Envestnet Inc.	20,509	793
^	Ebix Inc.	12,419	776
*	RingCentral Inc. Class A	28,953	773
	Pegasystems Inc.	17,801	765
*	iRobot Corp.	13,258	757
*	MACOM Technology Solutions Holdings Inc.	15,615	720
*	MaxLinear Inc.	27,586	718
*	Fabrinet	17,258	717
	Methode Electronics Inc.	16,495	685
	NIC Inc.	31,418	663
*,^	Ubiquiti Networks Inc.	12,879	633
	CSG Systems International Inc.	15,904	627
*	BroadSoft Inc.	14,606	625
*	Imperva Inc.	14,185	582
*	NETGEAR Inc.	10,551	578
	Xperi Corp.	15,999	574
*	Callidus Software Inc.	30,102	567
*	Synchronoss Technologies Inc.	20,435	553
*	Gigamon Inc.	16,096	548
*	Acxiom Corp.	18,690	533
*	Infinera Corp.	48,361	525
*	MicroStrategy Inc. Class A	2,568	493
*	Qualys Inc.	13,415	469
*,^	Globant SA	12,753	463
*	Q2 Holdings Inc.	12,680	456
*	SPS Commerce Inc.	8,154	451
*	Bottomline Technologies de Inc.	17,166	428
*	Box Inc.	24,242	427
*	Virtusa Corp.	13,626	423
*	Lattice Semiconductor Corp.	59,533	421
*	Cray Inc.	19,981	417
*	Web.com Group Inc.	21,091	406
	Monotype Imaging Holdings Inc.	20,121	405
*	Oclaro Inc.	47,565	404
*	Pure Storage Inc. Class A	33,875	386
*	New Relic Inc.	10,863	382
*,^	TrueCar Inc.	26,926	379
*	Ambarella Inc.	6,348	374
*	GTT Communications Inc.	12,950	361
	Diebold Nixdorf Inc.	11,314	342
	ADTRAN Inc.	15,785	334
*	TiVo Corp.	17,925	332
*	CEVA Inc.	9,754	326
*	Extreme Networks Inc.	51,385	321
*	II-VI Inc.	8,306	296
*	NeuStar Inc. Class A	8,687	288
*	PROS Holdings Inc.	12,369	287
*	ePlus Inc.	2,247	285
*	CalAmp Corp.	17,587	285
	Syntel Inc.	15,903	281
*	Nimble Storage Inc.	30,935	281
*	PDF Solutions Inc.	12,467	267
*	Loral Space & Communications Inc.	6,398	262
*	Five9 Inc.	16,230	258
*	Nanometrics Inc.	9,411	256

72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Barracuda Networks Inc.	10,790	255
*	Endurance International Group Holdings Inc.	29,957	255
*	Rogers Corp.	3,084	254
*	Unisys Corp.	16,613	231
*,^	Stratasys Ltd.	11,418	226
*	Perficient Inc.	12,393	225
*	Silver Spring Networks Inc.	17,635	216
*	Hortonworks Inc.	20,825	207
*	FormFactor Inc.	19,393	207
*	A10 Networks Inc.	21,757	206
*	MINDBODY Inc. Class A	7,159	190
*	LivePerson Inc.	26,183	185
	Sapiens International Corp. NV	12,069	175
*	Vocera Communications Inc.	8,442	175
*	VASCO Data Security International Inc.	13,387	174
*	Carbonite Inc.	8,839	172
*	Rambus Inc.	13,643	171
*	Benefitfocus Inc.	6,396	170
*	Workiva Inc.	10,898	163
*	Lionbridge Technologies Inc.	28,000	161
*	Rapid7 Inc.	9,981	151
*	Alarm.com Holdings Inc.	5,152	147
*	Varonis Systems Inc.	5,222	143
*	Xactly Corp.	11,379	141
*,^	Acacia Communications Inc.	2,544	132
*	Zix Corp.	26,302	132
	American Software Inc. Class A	12,686	131
*	Jive Software Inc.	28,381	125
*	Brightcove Inc.	14,726	124
*	Model N Inc.	10,975	117
*	ChannelAdvisor Corp.	10,750	116
*	Digimarc Corp.	4,490	113
*	MobileIron Inc.	23,079	111
*	Exa Corp.	6,923	108
*	Super Micro Computer Inc.	4,135	108
*	Blackline Inc.	3,624	103
*	Novanta Inc.	4,059	99
	Progress Software Corp.	3,397	97
*	Appfolio Inc.	3,757	93
*	Mitek Systems Inc.	14,795	92
*	Clearfield Inc.	5,604	92
	MKS Instruments Inc.	1,348	88
	NVE Corp.	1,128	88
*	MeetMe Inc.	18,043	87
*	Park City Group Inc.	6,073	86
*	Coupa Software Inc.	3,150	83
*	Guidance Software Inc.	11,554	79
*	comScore Inc.	3,025	73
*	Mercury Systems Inc.	1,846	69
*	Amber Road Inc.	8,857	67
*	USA Technologies Inc.	15,810	63
*	Radisys Corp.	16,462	63
*	Rubicon Project Inc.	7,072	62
*	Avid Technology Inc.	10,925	61
*	Everbridge Inc.	3,189	61
*	Blucora Inc.	3,882	61
*	Aerohive Networks Inc.	12,132	58
	Reis Inc.	2,938	57
*,^	VirnetX Holding Corp.	24,720	56
*	Impinj Inc.	1,852	53
*	Immersion Corp.	4,728	52
*	ShoreTel Inc.	7,851	51
*	Exar Corp.	3,747	39
*	Apptio Inc. Class A	2,500	32

73

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Quantenna Communications Inc.	1,386	29
*	Silicom Ltd.	756	29
*	Amkor Technology Inc.	2,779	27
*	NeoPhotonics Corp.	2,434	25
*	Ultratech Inc.	760	22
*	TechTarget Inc.	2,269	21
*	Sonus Networks Inc.	2,782	16
*	Majesco	2,587	13
*	GigPeak Inc.	3,517	11
*	Autobytel Inc.	751	9
*	SecureWorks Corp. Class A	854	9
*	Sparton Corp.	310	7
*	Global Eagle Entertainment Inc.	1,490	7
*	Numerex Corp. Class A	1,046	5
*	Agilysys Inc.	568	5
			87,913
Utilities (2.2%)
	j2 Global Inc.	23,252	1,893
	Cogent Communications Holdings Inc.	20,571	853
*	8x8 Inc.	43,604	658
	Shenandoah Telecommunications Co.	22,881	643
	Pattern Energy Group Inc. Class A	26,346	548
	American States Water Co.	11,965	535
	California Water Service Group	14,079	517
	MGE Energy Inc.	7,963	509
	Ormat Technologies Inc.	8,710	480
	Consolidated Communications Holdings Inc.	16,943	382
^	Windstream Holdings Inc.	48,009	359
*,^	Gogo Inc.	27,642	293
*	General Communication Inc. Class A	13,419	270
*	ORBCOMM Inc.	29,068	249
	Middlesex Water Co.	6,614	249
	Southwest Gas Holdings Inc.	2,427	208
	York Water Co.	5,655	204
*,^	Globalstar Inc.	122,343	168
*,^	Straight Path Communications Inc. Class B	4,727	161
	New Jersey Resources Corp.	3,508	138
*	FairPoint Communications Inc.	8,196	130
*	Boingo Wireless Inc.	10,330	113
	WGL Holdings Inc.	1,224	102
	IDT Corp. Class B	5,215	101
	West Corp.	3,183	76
	Connecticut Water Service Inc.	1,174	67
	Spark Energy Inc. Class A	2,456	66
*	Vonage Holdings Corp.	10,511	63
	Chesapeake Utilities Corp.	868	60
	Global Water Resources Inc.	4,135	36
*	AquaVenture Holdings Ltd.	1,714	28
*	Lumos Networks Corp.	740	13

			10,172
Total Common Stocks (Cost $412,712)			453,965

74

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2017

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
3,4 Vanguard Market Liquidity Fund	0.864%		91,381	9,139

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	0.564%	5/4/17	100	100
Total Temporary Cash Investments (Cost $9,238)				9,239
Total Investments (101.8%) (Cost $421,950)				463,204
Other Assets and Liabilities—Net (-1.8%)[4]				(8,305)
Net Assets (100%)				454,899

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,426,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $6,884,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

75

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512 042017

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	19,455	16,440
	Home Depot Inc.	62,299	9,028
	Comcast Corp. Class A	240,979	9,017
	Walt Disney Co.	81,211	8,941
	Wal-Mart Stores Inc.	75,843	5,380
	McDonald's Corp.	41,617	5,312
*	Priceline Group Inc.	2,476	4,269
	Starbucks Corp.	71,303	4,055
	Costco Wholesale Corp.	21,801	3,863
	Time Warner Inc.	39,269	3,857
	NIKE Inc. Class B	66,117	3,779
	Lowe's Cos. Inc.	44,578	3,315
*	Charter Communications Inc. Class A	10,052	3,247
*	Netflix Inc.	20,444	2,906
	TJX Cos. Inc.	33,254	2,609
	General Motors Co.	70,043	2,580
	Ford Motor Co.	197,206	2,471
*	eBay Inc.	53,755	1,822
	Target Corp.	30,082	1,768
	Twenty-First Century Fox Inc. Class A	57,046	1,707
*,^	Tesla Inc.	6,262	1,565
	Marriott International Inc. Class A	16,053	1,396
	Ross Stores Inc.	19,863	1,362
*	O'Reilly Automotive Inc.	4,682	1,272
	CBS Corp. Class B	18,915	1,247
	Newell Brands Inc.	23,804	1,167
	Carnival Corp.	20,296	1,136
	Yum! Brands Inc.	17,255	1,127
	Dollar General Corp.	14,867	1,086
*	AutoZone Inc.	1,472	1,084
	Delphi Automotive plc	13,607	1,036
	Omnicom Group Inc.	11,814	1,005
	Las Vegas Sands Corp.	17,910	948
	Estee Lauder Cos. Inc. Class A	10,649	882
	VF Corp.	16,776	880
*	Dollar Tree Inc.	11,172	857
	Nielsen Holdings plc	18,682	829
	Royal Caribbean Cruises Ltd.	8,591	826
*	Ulta Beauty Inc.	2,902	793
	Viacom Inc. Class B	17,007	739
	Genuine Parts Co.	7,602	728
	Expedia Inc.	5,990	713
*	Mohawk Industries Inc.	3,076	696
	Whirlpool Corp.	3,820	682
*	DISH Network Corp. Class A	10,872	674
	L Brands Inc.	12,755	671
	Twenty-First Century Fox Inc.	22,223	652
*	MGM Resorts International	23,353	614
*	CarMax Inc.	9,498	613
	Best Buy Co. Inc.	13,700	605
*	Chipotle Mexican Grill Inc. Class A	1,390	582
	Advance Auto Parts Inc.	3,704	580
	Lear Corp.	3,818	542
	Foot Locker Inc.	7,120	539
	Hasbro Inc.	5,481	531
	DR Horton Inc.	16,477	527
*	LKQ Corp.	16,693	527
	Coach Inc.	13,689	521
	Harley-Davidson Inc.	8,942	504
	Macy's Inc.	15,109	502
	Interpublic Group of Cos. Inc.	20,798	501

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Tractor Supply Co.	7,067	501
Tiffany & Co.	5,395	496
Wyndham Worldwide Corp.	5,913	492
* Hilton Worldwide Holdings Inc.	8,592	491
Goodyear Tire & Rubber Co.	13,750	482
Domino's Pizza Inc.	2,486	472
* Yum China Holdings Inc.	17,277	459
BorgWarner Inc.	10,639	449
^ Sirius XM Holdings Inc.	87,594	446
Darden Restaurants Inc.	5,851	437
Aramark	12,177	435
Fortune Brands Home & Security Inc.	7,489	433
Mattel Inc.	16,602	427
* Liberty Broadband Corp.	4,955	426
Coty Inc. Class A	22,584	424
* Liberty Interactive Corp. QVC Group Class A	21,807	412
Harman International Industries Inc.	3,680	411
* Norwegian Cruise Line Holdings Ltd.	7,860	398
Kohl's Corp.	8,993	383
Wynn Resorts Ltd.	3,963	381
Hanesbrands Inc.	18,645	373
PVH Corp.	3,927	360
Vail Resorts Inc.	1,926	349
PulteGroup Inc.	15,754	347
Lennar Corp. Class A	7,064	345
* Liberty Media Corp-Liberty SiriusXM Class C	8,798	343
Scripps Networks Interactive Inc. Class A	4,090	330
* NVR Inc.	169	327
Gentex Corp.	15,052	317
* Lululemon Athletica Inc.	4,815	314
Leggett & Platt Inc.	6,385	314
* Burlington Stores Inc.	3,458	308
KAR Auction Services Inc.	6,816	305
* Adient plc	4,544	305
Bed Bath & Beyond Inc.	7,309	295
Dunkin' Brands Group Inc.	5,261	289
Service Corp. International	9,354	287
* WABCO Holdings Inc.	2,559	287
* Discovery Communications Inc. Class A	9,982	287
* Michael Kors Holdings Ltd.	7,824	286
Staples Inc.	31,758	286
Nordstrom Inc.	6,015	281
Garmin Ltd.	5,433	280
Gap Inc.	11,118	276
* ServiceMaster Global Holdings Inc.	6,778	270
* Discovery Communications Inc.	9,596	269
TEGNA Inc.	10,487	269
Brunswick Corp.	4,448	266
* Toll Brothers Inc.	7,616	260
Thor Industries Inc.	2,341	259
* Panera Bread Co. Class A	1,104	255
Polaris Industries Inc.	2,893	247
* Under Armour Inc. Class A	11,841	244
News Corp. Class A	19,030	244
* TripAdvisor Inc.	5,672	235
Ralph Lauren Corp. Class A	2,805	223
Pool Corp.	1,935	222
Signet Jewelers Ltd.	3,452	220
Carter's Inc.	2,467	217
Cinemark Holdings Inc.	5,171	217
Williams-Sonoma Inc.	4,431	215
Dick's Sporting Goods Inc.	4,366	214
Six Flags Entertainment Corp.	3,495	212
H&R Block Inc.	10,290	212

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Liberty Media Corp-Liberty SiriusXM Class A	4,747	187
* Live Nation Entertainment Inc.	6,332	180
* AMC Networks Inc. Class A	3,003	180
* Tenneco Inc.	2,704	174
* Liberty Ventures Class A	3,902	171
CST Brands Inc.	3,545	171
* Madison Square Garden Co. Class A	937	168
* Visteon Corp.	1,743	162
* Sally Beauty Holdings Inc.	7,374	161
Lennar Corp. Class B	4,074	160
* Skechers U.S.A. Inc. Class A	6,212	159
Jack in the Box Inc.	1,625	152
Tupperware Brands Corp.	2,479	150
Cracker Barrel Old Country Store Inc.	927	149
* AutoNation Inc.	3,246	149
Wendy's Co.	10,501	146
* Bright Horizons Family Solutions Inc.	2,097	145
* Kate Spade & Co.	6,073	145
Cable One Inc.	230	144
Nexstar Media Group Inc. Class A	2,056	142
* Buffalo Wild Wings Inc.	911	141
Texas Roadhouse Inc. Class A	3,302	140
* Lions Gate Entertainment Corp. Class B	5,532	138
Columbia Sportswear Co.	2,503	138
* Pandora Media Inc.	11,060	137
Tribune Media Co. Class A	3,933	136
* Helen of Troy Ltd.	1,389	136
Dana Inc.	7,163	135
CalAtlantic Group Inc.	3,770	133
* Grand Canyon Education Inc.	2,164	133
* Avis Budget Group Inc.	3,826	132
Sinclair Broadcast Group Inc. Class A	3,284	131
Cheesecake Factory Inc.	2,141	131
* Under Armour Inc.	6,850	127
GameStop Corp. Class A	5,146	126
American Eagle Outfitters Inc.	7,888	125
International Game Technology plc	4,532	122
* LCI Industries	1,121	121
Meredith Corp.	1,898	119
Graham Holdings Co. Class B	221	119
John Wiley & Sons Inc. Class A	2,253	118
* Steven Madden Ltd.	3,147	118
* Liberty Broadband Corp. Class A	1,393	117
* Tempur Sealy International Inc.	2,513	116
AMERCO	298	115
Big Lots Inc.	2,241	115
Wolverine World Wide Inc.	4,564	115
Lithia Motors Inc. Class A	1,189	114
* Cabela's Inc.	2,412	113
* Murphy USA Inc.	1,772	113
* Liberty Expedia Holdings Inc. Class A	2,601	113
* Urban Outfitters Inc.	4,242	110
Office Depot Inc.	26,238	109
* Sotheby's	2,422	109
AMC Entertainment Holdings Inc. Class A	3,392	106
ILG Inc.	5,622	106
* Dave & Buster's Entertainment Inc.	1,847	106
News Corp. Class B	7,949	105
Matthews International Corp. Class A	1,591	105
* Five Below Inc.	2,697	104
Marriott Vacations Worldwide Corp.	1,106	104
Papa John's International Inc.	1,314	104
Cooper Tire & Rubber Co.	2,555	103
* Stamps.com Inc.	804	101

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Brinker International Inc.	2,397	101
DeVry Education Group Inc.	3,089	99
* JC Penney Co. Inc.	15,613	99
Choice Hotels International Inc.	1,604	97
Children's Place Inc.	956	97
* Cimpress NV	1,199	96
* Dorman Products Inc.	1,224	96
* IMAX Corp.	2,953	96
New York Times Co. Class A	6,552	94
Churchill Downs Inc.	627	94
Aaron's Inc.	3,357	92
Penske Automotive Group Inc.	1,809	91
* Avon Products Inc.	20,613	91
Monro Muffler Brake Inc.	1,571	90
PriceSmart Inc.	1,017	90
* Michaels Cos. Inc.	4,459	90
Time Inc.	5,026	88
Chico's FAS Inc.	6,024	87
* Cooper-Standard Holdings Inc.	755	85
* TRI Pointe Group Inc.	7,078	85
Bloomin' Brands Inc.	4,927	84
* Deckers Outdoor Corp.	1,563	83
* Hyatt Hotels Corp. Class A	1,607	82
Regal Entertainment Group Class A	3,810	82
Group 1 Automotive Inc.	1,051	82
* Hertz Global Holdings Inc.	3,532	80
* Shutterfly Inc.	1,729	78
* Boyd Gaming Corp.	3,945	78
* Hilton Grand Vacations Inc.	2,577	77
* American Axle & Manufacturing Holdings Inc.	3,858	76
* Popeyes Louisiana Kitchen Inc.	961	76
* Central Garden & Pet Co. Class A	2,368	76
Travelport Worldwide Ltd.	5,826	74
KB Home	4,021	71
Nutrisystem Inc.	1,534	71
* Meritage Homes Corp.	1,959	70
* Houghton Mifflin Harcourt Co.	6,233	69
* Liberty Media Corp-Liberty Formula One	2,231	68
La-Z-Boy Inc.	2,519	68
* Asbury Automotive Group Inc.	1,042	68
SeaWorld Entertainment Inc.	3,517	68
* MSG Networks Inc.	3,106	68
* 2U Inc.	1,835	67
DSW Inc. Class A	3,135	66
* Taylor Morrison Home Corp. Class A	3,195	64
* EW Scripps Co. Class A	2,787	64
MDC Holdings Inc.	2,188	64
* Etsy Inc.	4,999	61
* Meritor Inc.	3,705	61
Extended Stay America Inc.	3,501	61
Caleres Inc.	2,011	60
* Gentherm Inc.	1,631	59
* Vista Outdoor Inc.	2,913	59
* Wayfair Inc.	1,544	58
* Penn National Gaming Inc.	3,940	57
* American Woodmark Corp.	658	57
* Genesco Inc.	972	57
* Belmond Ltd. Class A	4,374	57
* La Quinta Holdings Inc.	4,078	57
Scholastic Corp.	1,248	56
* American Outdoor Brands Corp.	2,854	55
* Lions Gate Entertainment Corp. Class A	2,051	55
International Speedway Corp. Class A	1,466	54
* Scientific Games Corp. Class A	2,631	54

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Tailored Brands Inc.	2,339	54
	Sonic Corp.	2,134	54
	DineEquity Inc.	889	53
*	RH	1,744	53
*	G-III Apparel Group Ltd.	2,053	53
*	Universal Electronics Inc.	767	53
*	Cavco Industries Inc.	440	52
	HSN Inc.	1,387	52
	ClubCorp Holdings Inc.	3,056	52
	Dillard's Inc. Class A	953	52
*	Pinnacle Entertainment Inc.	2,986	52
	Gannett Co. Inc.	5,907	52
	Callaway Golf Co.	5,061	51
	Bob Evans Farms Inc.	885	50
	Viad Corp.	1,035	49
	Sturm Ruger & Co. Inc.	971	48
*	Liberty TripAdvisor Holdings Inc. Class A	3,580	48
*,^	GoPro Inc. Class A	5,114	48
*	Select Comfort Corp.	2,012	47
	Standard Motor Products Inc.	970	47
	Oxford Industries Inc.	812	46
	Winnebago Industries Inc.	1,360	45
*	BJ's Restaurants Inc.	1,210	44
	National CineMedia Inc.	3,361	43
*	Denny's Corp.	3,431	43
*	Express Inc.	3,796	43
*	Fossil Group Inc.	2,245	42
*	Liberty Media Corp-Liberty Braves Series A	1,858	41
	Abercrombie & Fitch Co.	3,406	41
*	Quotient Technology Inc.	3,404	41
	Guess? Inc.	3,159	40
	Ethan Allen Interiors Inc.	1,355	39
*	Overstock.com Inc.	2,109	39
	Capella Education Co.	501	38
*	Bojangles' Inc.	1,793	38
*	Fitbit Inc. Class A	6,051	38
*	Shutterstock Inc.	860	38
*	Strayer Education Inc.	472	37
	New Media Investment Group Inc.	2,355	36
*	Chegg Inc.	4,541	36
	World Wrestling Entertainment Inc. Class A	1,680	35
*	Ascena Retail Group Inc.	7,502	35
	Barnes & Noble Inc.	3,521	35
	Marcus Corp.	1,074	34
*	Liberty Media Corp-Liberty Formula One Class A	1,110	33
	Sonic Automotive Inc. Class A	1,540	33
*	Liberty Media Corp-Liberty Braves Series C	1,513	33
	Finish Line Inc. Class A	2,013	33
	Buckle Inc.	1,643	33
	Superior Industries International Inc.	1,429	32
*	Carrols Restaurant Group Inc.	2,006	32
*	Red Robin Gourmet Burgers Inc.	687	31
*	K12 Inc.	1,749	31
*	Isle of Capri Casinos Inc.	1,268	31
*	Tile Shop Holdings Inc.	1,724	30
*	M/I Homes Inc.	1,266	30
*	Caesars Acquisition Co. Class A	2,036	30
*	Hibbett Sports Inc.	990	29
*	Francesca's Holdings Corp.	1,703	29
*	Career Education Corp.	3,397	28
*	Fiesta Restaurant Group Inc.	1,416	28
	Cato Corp. Class A	1,113	28
*	XO Group Inc.	1,493	28
*	Biglari Holdings Inc.	64	27

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Crocs Inc.	4,099	27
*	National Presto Industries Inc.	273	27
	Fred's Inc. Class A	1,520	27
*	HealthStream Inc.	1,094	27
*	Ollie's Bargain Outlet Holdings Inc.	831	26
*	Fox Factory Holding Corp.	969	26
	Haverty Furniture Cos. Inc.	1,107	26
	Planet Fitness Inc. Class A	1,193	26
*	Shake Shack Inc. Class A	693	25
	Inter Parfums Inc.	703	24
	Pier 1 Imports Inc.	3,612	24
*	Revlon Inc. Class A	722	24
	Tower International Inc.	877	24
*	William Lyon Homes Class A	1,311	24
*	Vitamin Shoppe Inc.	1,121	24
*	MarineMax Inc.	1,052	24
	Viacom Inc. Class A	511	23
	Wingstop Inc.	879	23
*,^	Weight Watchers International Inc.	1,603	23
*	LGI Homes Inc.	785	23
*	Del Frisco's Restaurant Group Inc.	1,422	23
*	Barnes & Noble Education Inc.	2,344	22
*	Caesars Entertainment Corp.	2,368	22
*	Nautilus Inc.	1,365	22
	Ruth's Hospitality Group Inc.	1,298	22
*	Central Garden & Pet Co.	639	22
*	Eldorado Resorts Inc.	1,320	22
*	SiteOne Landscape Supply Inc.	548	21
	MDC Partners Inc. Class A	2,452	21
	Hooker Furniture Corp.	649	21
*	Motorcar Parts of America Inc.	717	20
	Entravision Communications Corp. Class A	3,770	20
*	Stoneridge Inc.	1,183	20
*	Horizon Global Corp.	1,070	20
	Metaldyne Performance Group Inc.	837	19
*	Intrawest Resorts Holdings Inc.	820	19
*	FTD Cos. Inc.	794	19
*	Chuy's Holdings Inc.	668	19
*	Regis Corp.	1,530	19
*	Acushnet Holdings Corp.	1,068	19
*	Gray Television Inc.	1,372	19
*	Lumber Liquidators Holdings Inc.	1,043	18
*	elf Beauty Inc.	663	18
	Rent-A-Center Inc.	2,116	18
	Camping World Holdings Inc. Class A	518	18
*	Zumiez Inc.	877	18
*	tronc Inc.	1,194	17
*	El Pollo Loco Holdings Inc.	1,330	17
	Entercom Communications Corp. Class A	1,059	17
	Carriage Services Inc. Class A	605	16
*	Instructure Inc.	664	15
*	Party City Holdco Inc.	1,045	15
*	Central European Media Enterprises Ltd. Class A	5,175	15
*	Beazer Homes USA Inc.	1,201	15
	Shoe Carnival Inc.	560	14
*	Trade Desk Inc. Class A	336	14
	Movado Group Inc.	582	14
*	Zoe's Kitchen Inc.	784	14
*	American Public Education Inc.	580	14
	Winmark Corp.	122	14
*	Del Taco Restaurants Inc.	1,101	14
	Bassett Furniture Industries Inc.	497	14
	Flexsteel Industries Inc.	269	14
*	Iconix Brand Group Inc.	1,735	13

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Reading International Inc. Class A	835	13
*	Malibu Boats Inc. Class A	645	13
*	Perry Ellis International Inc.	548	13
*	Monarch Casino & Resort Inc.	486	12
*	Lands' End Inc.	666	12
*	Daily Journal Corp.	59	12
*	Century Communities Inc.	536	12
	Libbey Inc.	865	12
*	Potbelly Corp.	926	12
	Speedway Motorsports Inc.	556	12
*	Eros International plc	1,023	12
*	1-800-Flowers.com Inc. Class A	1,174	12
*	Angie's List Inc.	2,131	11
*	Eastman Kodak Co.	773	11
*	Care.com Inc.	1,070	11
*	Hovnanian Enterprises Inc. Class A	4,576	11
*	Vera Bradley Inc.	1,033	11
	Big 5 Sporting Goods Corp.	801	11
	MCBC Holdings Inc.	726	11
	Citi Trends Inc.	600	10
*	New Home Co. Inc.	956	10
*	At Home Group Inc.	659	10
*	America's Car-Mart Inc.	306	10
*	Franklin Covey Co.	540	10
	CSS Industries Inc.	391	10
*	Conn's Inc.	977	9
*	Arctic Cat Inc.	502	9
	Weyco Group Inc.	338	9
*	West Marine Inc.	995	9
*	Bridgepoint Education Inc.	968	9
*	Nathan's Famous Inc.	141	9
*	Rosetta Stone Inc.	913	7
*	Century Casinos Inc.	1,006	7
*	Tuesday Morning Corp.	1,868	7
*	Duluth Holdings Inc.	319	7
*,^	Sears Holdings Corp.	855	7
*	Lindblad Expeditions Holdings Inc.	702	6
*	Delta Apparel Inc.	340	6
*,^	Sequential Brands Group Inc.	1,510	6
*	Build-A-Bear Workshop Inc.	646	6
	Strattec Security Corp.	188	6
*	ZAGG Inc.	914	6
*	Gaia Inc. Class A	633	5
	Red Rock Resorts Inc. Class A	233	5
*	Red Lion Hotels Corp.	677	5
	Liberty Tax Inc.	321	5
*	JAKKS Pacific Inc.	781	4
*	Sportsman's Warehouse Holdings Inc.	678	3
	Stage Stores Inc.	1,407	3
*	Radio One Inc.	1,172	3
*	Cogint Inc.	723	3
*	Container Store Group Inc.	489	2
*	Sears Hometown and Outlet Stores Inc.	531	2
			168,796
Consumer Staples (7.4%)
	Procter & Gamble Co.	127,175	11,582
	Philip Morris International Inc.	77,462	8,470
	Coca-Cola Co.	194,716	8,170
	PepsiCo Inc.	71,424	7,884
	Altria Group Inc.	95,993	7,192
	CVS Health Corp.	53,795	4,335
	Walgreens Boots Alliance Inc.	43,050	3,719
	Mondelez International Inc. Class A	75,090	3,298
	Colgate-Palmolive Co.	43,508	3,175

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Kraft Heinz Co.	29,772	2,724
Reynolds American Inc.	41,377	2,548
Kimberly-Clark Corp.	18,007	2,387
General Mills Inc.	29,551	1,784
Kroger Co.	48,023	1,527
Sysco Corp.	26,050	1,373
Archer-Daniels-Midland Co.	29,154	1,369
Constellation Brands Inc. Class A	8,558	1,359
Kellogg Co.	12,573	931
Tyson Foods Inc. Class A	14,546	910
Molson Coors Brewing Co. Class B	8,967	900
Conagra Brands Inc.	21,761	897
Clorox Co.	6,545	895
Dr Pepper Snapple Group Inc.	9,323	871
* Monster Beverage Corp.	20,605	854
Mead Johnson Nutrition Co.	9,323	818
JM Smucker Co.	5,744	814
Hershey Co.	7,147	774
Church & Dwight Co. Inc.	12,567	626
Campbell Soup Co.	9,677	574
Bunge Ltd.	6,890	564
McCormick & Co. Inc.	5,685	560
Brown-Forman Corp. Class B	11,442	558
Whole Foods Market Inc.	15,826	485
* WhiteWave Foods Co. Class A	8,585	473
Hormel Foods Corp.	13,220	466
Ingredion Inc.	3,540	428
Pinnacle Foods Inc.	6,256	357
* Rite Aid Corp.	49,692	298
Lamb Weston Holdings Inc.	7,104	278
* Post Holdings Inc.	3,166	259
* TreeHouse Foods Inc.	2,655	226
Casey's General Stores Inc.	1,942	223
* Edgewell Personal Care Co.	2,926	216
* Herbalife Ltd.	3,658	207
* Hain Celestial Group Inc.	5,065	179
Spectrum Brands Holdings Inc.	1,221	166
Flowers Foods Inc.	8,393	162
Energizer Holdings Inc.	2,926	161
Snyder's-Lance Inc.	3,839	152
B&G Foods Inc.	3,258	138
Nu Skin Enterprises Inc. Class A	2,647	131
* Sprouts Farmers Market Inc.	6,747	125
Lancaster Colony Corp.	936	123
* United Natural Foods Inc.	2,410	104
Vector Group Ltd.	4,525	103
Sanderson Farms Inc.	999	95
J&J Snack Foods Corp.	694	93
Fresh Del Monte Produce Inc.	1,539	89
Dean Foods Co.	4,604	84
WD-40 Co.	719	79
Brown-Forman Corp. Class A	1,584	79
Universal Corp.	1,113	75
Core-Mark Holding Co. Inc.	2,300	75
* Blue Buffalo Pet Products Inc.	2,865	70
* Boston Beer Co. Inc. Class A	403	64
SpartanNash Co.	1,802	63
Pilgrim's Pride Corp.	2,651	54
Cal-Maine Foods Inc.	1,419	54
Andersons Inc.	1,352	53
* SUPERVALU Inc.	13,879	52
Seaboard Corp.	14	51
* Performance Food Group Co.	1,784	42
Coca-Cola Bottling Co. Consolidated	244	42

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Calavo Growers Inc.	710	40
Tootsie Roll Industries Inc.	1,014	40
Ingles Markets Inc. Class A	792	37
AdvancePierre Foods Holdings Inc.	1,234	36
Weis Markets Inc.	553	33
National Beverage Corp.	531	31
* Diplomat Pharmacy Inc.	2,141	29
John B Sanfilippo & Son Inc.	461	28
GNC Holdings Inc. Class A	3,130	26
* USANA Health Sciences Inc.	440	26
Medifast Inc.	521	23
Omega Protein Corp.	914	23
MGP Ingredients Inc.	514	23
PetMed Express Inc.	826	17
* Amplify Snack Brands Inc.	1,605	16
Nutraceutical International Corp.	440	15
* Chefs' Warehouse Inc.	1,051	15
* Seneca Foods Corp. Class A	391	15
* Primo Water Corp.	997	14
* Craft Brew Alliance Inc.	913	13
* Farmer Brothers Co.	383	13
* Smart & Final Stores Inc.	864	12
Natural Health Trends Corp.	417	12
Limoneira Co.	518	10
Village Super Market Inc. Class A	320	10
Orchids Paper Products Co.	332	9
* Freshpet Inc.	766	8
* Alliance One International Inc.	396	6
* Natural Grocers by Vitamin Cottage Inc.	465	6
Alico Inc.	213	5
* Inventure Foods Inc.	899	5
* US Foods Holding Corp.	175	5
* Turning Point Brands Inc.	286	4
* Lifevantage Corp.	646	4
Nature's Sunshine Products Inc.	259	3
* Lifeway Foods Inc.	92	1
		91,729
Energy (6.1%)
Exxon Mobil Corp.	208,627	16,966
Chevron Corp.	94,108	10,587
Schlumberger Ltd.	69,732	5,604
ConocoPhillips	61,941	2,947
EOG Resources Inc.	27,621	2,679
Occidental Petroleum Corp.	38,254	2,508
Halliburton Co.	43,716	2,337
Kinder Morgan Inc.	96,787	2,063
Anadarko Petroleum Corp.	27,865	1,801
Phillips 66	22,534	1,762
Valero Energy Corp.	23,563	1,601
Pioneer Natural Resources Co.	8,066	1,500
Baker Hughes Inc.	22,064	1,330
Marathon Petroleum Corp.	26,493	1,314
Devon Energy Corp.	26,003	1,127
Williams Cos. Inc.	37,823	1,072
Apache Corp.	18,770	987
* Concho Resources Inc.	7,038	932
Hess Corp.	14,934	768
National Oilwell Varco Inc.	18,932	765
Noble Energy Inc.	20,954	763
Marathon Oil Corp.	44,089	705
Cimarex Energy Co.	4,585	576
ONEOK Inc.	10,331	558
Targa Resources Corp.	9,297	525
EQT Corp.	8,475	508

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Tesoro Corp.	5,894	502
Cabot Oil & Gas Corp.	22,741	498
* Cheniere Energy Inc.	9,752	469
* Diamondback Energy Inc.	4,426	446
* Newfield Exploration Co.	9,674	353
^ Helmerich & Payne Inc.	4,742	324
Range Resources Corp.	10,016	277
* Weatherford International plc	48,805	276
* Parsley Energy Inc. Class A	9,068	276
Patterson-UTI Energy Inc.	9,518	263
* Energen Corp.	4,837	254
* WPX Energy Inc.	18,812	243
HollyFrontier Corp.	7,871	230
* Transocean Ltd.	16,570	229
Murphy Oil Corp.	8,010	227
* Antero Resources Corp.	9,014	216
Nabors Industries Ltd.	13,412	196
* Continental Resources Inc.	4,316	195
* RSP Permian Inc.	4,693	185
* Southwestern Energy Co.	24,493	184
* PDC Energy Inc.	2,707	183
* CONSOL Energy Inc.	11,307	176
* Chesapeake Energy Corp.	30,358	165
* QEP Resources Inc.	11,947	164
* Oasis Petroleum Inc.	11,576	164
* Dril-Quip Inc.	2,607	160
Western Refining Inc.	3,979	145
* Rice Energy Inc.	7,682	143
Ensco plc Class A	14,663	143
* Gulfport Energy Corp.	7,897	137
* First Solar Inc.	3,761	136
PBF Energy Inc. Class A	5,469	134
Oceaneering International Inc.	4,646	132
Golar LNG Ltd.	4,538	124
* Superior Energy Services Inc.	7,293	120
SM Energy Co.	4,859	120
World Fuel Services Corp.	3,309	120
* Callon Petroleum Co.	9,070	114
SemGroup Corp. Class A	3,183	112
* Rowan Cos. plc Class A	6,045	110
* Whiting Petroleum Corp.	9,659	105
* NOW Inc.	5,372	103
* Laredo Petroleum Inc.	7,320	101
* Matador Resources Co.	4,182	101
* Carrizo Oil & Gas Inc.	2,994	97
* Oil States International Inc.	2,567	94
* McDermott International Inc.	11,709	86
Noble Corp. plc	12,536	84
* Synergy Resources Corp.	9,498	78
Delek US Holdings Inc.	2,951	71
* Unit Corp.	2,370	64
* Forum Energy Technologies Inc.	2,773	60
* Diamond Offshore Drilling Inc.	3,452	58
^ RPC Inc.	2,745	55
* TerraForm Power Inc. Class A	4,686	54
* Helix Energy Solutions Group Inc.	6,446	53
* Kosmos Energy Ltd.	8,444	52
* SEACOR Holdings Inc.	752	52
* Denbury Resources Inc.	18,556	50
Archrock Inc.	3,512	48
* Exterran Corp.	1,424	43
^ Valvoline Inc.	1,869	42
* Clayton Williams Energy Inc.	308	42
* Fairmount Santrol Holdings Inc.	4,216	40

10

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Flotek Industries Inc.	2,953	40
*	Atwood Oceanics Inc.	3,785	40
	Green Plains Inc.	1,546	39
*	Extraction Oil & Gas Inc.	2,076	37
*	Newpark Resources Inc.	4,535	35
*	SunCoke Energy Inc.	3,464	34
*	Sanchez Energy Corp.	2,859	33
*,^	Seadrill Ltd.	16,841	29
*	California Resources Corp.	1,555	28
*	TETRA Technologies Inc.	6,171	28
*,^	SunPower Corp. Class A	3,094	27
*	Ring Energy Inc.	2,191	27
*	Par Pacific Holdings Inc.	1,758	26
*	Tesco Corp.	2,845	24
*	REX American Resources Corp.	268	22
*	Sunrun Inc.	3,886	22
	TerraForm Global Inc. Class A	4,752	21
*	Bill Barrett Corp.	3,629	20
*	Matrix Service Co.	1,148	19
*	Pioneer Energy Services Corp.	3,526	18
*	CARBO Ceramics Inc.	1,438	18
	Frank's International NV	1,470	18
*	Abraxas Petroleum Corp.	7,382	16
*	Natural Gas Services Group Inc.	575	15
	CVR Energy Inc.	626	14
*	Renewable Energy Group Inc.	1,583	14
*	Geospace Technologies Corp.	808	13
*	Green Brick Partners Inc.	1,337	13
	Evolution Petroleum Corp.	1,359	12
*	Smart Sand Inc.	690	12
*	Cobalt International Energy Inc.	15,962	11
*	Parker Drilling Co.	5,695	11
*	Jones Energy Inc. Class A	3,354	11
	Panhandle Oil and Gas Inc. Class A	538	11
*	Trecora Resources	867	10
*	Era Group Inc.	757	10
*	Westmoreland Coal Co.	721	10
*,^	TPI Composites Inc.	551	10
*	Pacific Ethanol Inc.	954	7
*	Dawson Geophysical Co.	953	7
*	Contango Oil & Gas Co.	919	7
*	EnerNOC Inc.	1,223	7
*	Northern Oil and Gas Inc.	2,178	7
	Alon USA Energy Inc.	517	6
*	Willbros Group Inc.	2,051	6
*	Independence Contract Drilling Inc.	1,032	6
*	EP Energy Corp. Class A	1,225	6
*	Hornbeck Offshore Services Inc.	1,272	6
*	Eclipse Resources Corp.	1,988	4
*,^	TerraVia Holdings Inc.	3,819	4
*,^	Vivint Solar Inc.	733	3
			75,437
Financial Services (21.5%)
	JPMorgan Chase & Co.	180,426	16,350
*	Berkshire Hathaway Inc. Class B	93,600	16,045
	Wells Fargo & Co.	228,447	13,223
	Bank of America Corp.	513,418	12,671
	Visa Inc. Class A	95,377	8,387
	Citigroup Inc.	138,469	8,282
	Mastercard Inc. Class A	47,896	5,291
	Goldman Sachs Group Inc.	19,261	4,778
	US Bancorp	78,286	4,306
	American International Group Inc.	51,180	3,271
	Morgan Stanley	71,594	3,270

11

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
American Express Co.	40,086	3,209
PNC Financial Services Group Inc.	24,784	3,153
Chubb Ltd.	22,648	3,129
Simon Property Group Inc.	15,448	2,849
Bank of New York Mellon Corp.	52,315	2,466
Prudential Financial Inc.	22,168	2,450
MetLife Inc.	46,677	2,448
American Tower Corporation	21,183	2,432
BlackRock Inc.	6,253	2,423
* PayPal Holdings Inc.	56,934	2,391
Charles Schwab Corp.	58,536	2,365
Capital One Financial Corp.	24,617	2,311
CME Group Inc.	16,841	2,046
BB&T Corp.	40,908	1,973
Marsh & McLennan Cos. Inc.	25,442	1,870
Travelers Cos. Inc.	14,615	1,787
S&P Global Inc.	13,163	1,704
Public Storage	7,386	1,680
Intercontinental Exchange Inc.	29,319	1,675
Crown Castle International Corp.	17,908	1,675
State Street Corp.	19,914	1,587
Synchrony Financial	43,317	1,570
Allstate Corp.	18,596	1,528
Aon plc	13,158	1,522
SunTrust Banks Inc.	25,173	1,498
Aflac Inc.	20,276	1,467
Discover Financial Services	19,754	1,405
Prologis Inc.	26,277	1,341
Fidelity National Information Services Inc.	16,145	1,328
Equinix Inc.	3,480	1,309
* Fiserv Inc.	11,040	1,274
AvalonBay Communities Inc.	6,895	1,267
Welltower Inc.	17,976	1,265
M&T Bank Corp.	7,473	1,248
Weyerhaeuser Co.	36,747	1,239
Progressive Corp.	29,368	1,151
Equity Residential	17,996	1,135
Ventas Inc.	17,088	1,112
Boston Properties Inc.	7,767	1,080
Fifth Third Bancorp	37,990	1,042
KeyCorp	54,086	1,015
Ameriprise Financial Inc.	7,553	993
Citizens Financial Group Inc.	26,471	989
Regions Financial Corp.	63,754	974
Hartford Financial Services Group Inc.	19,882	972
Vornado Realty Trust	8,707	957
Moody's Corp.	8,403	936
Northern Trust Corp.	10,196	891
T. Rowe Price Group Inc.	11,950	851
Realty Income Corp.	13,821	847
Digital Realty Trust Inc.	7,830	846
Lincoln National Corp.	11,982	841
Franklin Resources Inc.	19,267	829
Principal Financial Group Inc.	13,190	825
Equifax Inc.	6,052	793
Huntington Bancshares Inc.	55,849	790
* FleetCor Technologies Inc.	4,514	767
Essex Property Trust Inc.	3,214	754
HCP Inc.	22,991	754
Alliance Data Systems Corp.	3,025	735
First Republic Bank	7,700	723
* GGP Inc.	28,313	704
* Markel Corp.	672	658
Invesco Ltd.	20,333	655

12

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Thomson Reuters Corp.	15,319	648
Host Hotels & Resorts Inc.	36,012	648
Loews Corp.	13,731	645
Comerica Inc.	9,038	644
Global Payments Inc.	7,686	613
Cincinnati Financial Corp.	8,052	587
Unum Group	11,718	572
Mid-America Apartment Communities Inc.	5,516	567
Annaly Capital Management Inc.	50,348	559
Alexandria Real Estate Equities Inc.	4,679	558
SL Green Realty Corp.	4,877	550
* Arch Capital Group Ltd.	5,676	537
* CBRE Group Inc. Class A	14,758	526
XL Group Ltd.	12,896	522
Raymond James Financial Inc.	6,593	518
Everest Re Group Ltd.	2,168	510
Federal Realty Investment Trust	3,569	502
UDR Inc.	13,749	502
Arthur J Gallagher & Co.	8,807	502
TD Ameritrade Holding Corp.	12,796	500
* Vantiv Inc. Class A	7,633	499
FNF Group	12,913	495
Ally Financial Inc.	21,963	494
* SVB Financial Group	2,541	485
Kimco Realty Corp.	19,872	482
Leucadia National Corp.	17,933	477
Macerich Co.	7,084	477
Western Union Co.	24,259	476
* E*TRADE Financial Corp.	13,686	472
* Alleghany Corp.	727	470
Extra Space Storage Inc.	5,887	466
Iron Mountain Inc.	12,795	465
Torchmark Corp.	5,838	453
Affiliated Managers Group Inc.	2,659	447
Zions Bancorporation	9,900	445
Total System Services Inc.	8,133	443
Duke Realty Corp.	17,019	436
VEREIT Inc.	47,758	433
CIT Group Inc.	9,801	420
MSCI Inc. Class A	4,405	417
Voya Financial Inc.	10,105	417
* Signature Bank	2,614	412
Kilroy Realty Corp.	5,336	412
Reinsurance Group of America Inc. Class A	3,105	404
Broadridge Financial Solutions Inc.	5,823	404
Camden Property Trust	4,640	393
* Colony NorthStar Inc. Class A	26,713	392
Nasdaq Inc.	5,506	392
East West Bancorp Inc.	7,065	382
Jack Henry & Associates Inc.	3,888	365
Apartment Investment & Management Co.	7,712	359
Regency Centers Corp.	5,037	354
New York Community Bancorp Inc.	23,028	352
FactSet Research Systems Inc.	1,967	350
MarketAxess Holdings Inc.	1,776	347
CBOE Holdings Inc.	4,294	335
WR Berkley Corp.	4,687	333
American Campus Communities Inc.	6,501	332
WP Carey Inc.	5,168	326
PacWest Bancorp	5,825	321
American Financial Group Inc.	3,407	320
SEI Investments Co.	6,333	319
National Retail Properties Inc.	7,028	318
Fulton Financial Corp.	16,574	317

13

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
AGNC Investment Corp.	16,101	316
Axis Capital Holdings Ltd.	4,421	306
RenaissanceRe Holdings Ltd.	2,068	305
Equity LifeStyle Properties Inc.	3,798	302
Lamar Advertising Co. Class A	3,986	301
Omega Healthcare Investors Inc.	9,137	298
Endurance Specialty Holdings Ltd.	3,177	295
Liberty Property Trust	7,425	293
People's United Financial Inc.	15,178	291
Starwood Property Trust Inc.	12,388	283
Assurant Inc.	2,818	279
Douglas Emmett Inc.	6,862	277
Gaming and Leisure Properties Inc.	8,625	276
Lazard Ltd. Class A	6,287	271
Sun Communities Inc.	3,263	270
Assured Guaranty Ltd.	6,534	269
Spirit Realty Capital Inc.	23,960	263
Synovus Financial Corp.	6,173	261
New Residential Investment Corp.	15,392	260
Jones Lang LaSalle Inc.	2,233	256
Forest City Realty Trust Inc. Class A	11,143	255
Eaton Vance Corp.	5,440	254
United Bankshares Inc.	5,657	253
Commerce Bancshares Inc.	4,240	250
Highwoods Properties Inc.	4,728	248
Hospitality Properties Trust	7,771	247
Prosperity Bancshares Inc.	3,274	244
Brown & Brown Inc.	5,649	243
* First Data Corp. Class A	15,017	242
Old Republic International Corp.	11,662	242
Webster Financial Corp.	4,386	241
Senior Housing Properties Trust	11,740	241
Bank of the Ozarks Inc.	4,365	239
* Western Alliance Bancorp	4,610	238
CubeSmart	8,708	237
Cullen/Frost Bankers Inc.	2,559	237
EPR Properties	3,029	233
Allied World Assurance Co. Holdings AG	4,350	230
First Horizon National Corp.	11,440	228
* SLM Corp.	18,699	224
Navient Corp.	14,506	224
DDR Corp.	15,240	220
Popular Inc.	4,954	218
Healthcare Trust of America Inc. Class A	6,748	217
* Texas Capital Bancshares Inc.	2,404	214
Brixmor Property Group Inc.	9,182	214
Validus Holdings Ltd.	3,705	214
PrivateBancorp Inc.	3,768	213
Pinnacle Financial Partners Inc.	3,060	212
* WEX Inc.	1,873	208
Investors Bancorp Inc.	14,192	208
Hudson Pacific Properties Inc.	5,632	206
DCT Industrial Trust Inc.	4,260	204
* Howard Hughes Corp.	1,737	202
First American Financial Corp.	5,153	201
* Euronet Worldwide Inc.	2,421	200
Legg Mason Inc.	5,312	200
STORE Capital Corp.	8,039	200
Realogy Holdings Corp.	7,218	200
BankUnited Inc.	5,035	200
Fair Isaac Corp.	1,530	199
Taubman Centers Inc.	2,846	199
Weingarten Realty Investors	5,593	198
Umpqua Holdings Corp.	10,490	197

14

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Medical Properties Trust Inc.	14,545	195
Associated Banc-Corp	7,571	195
Hancock Holding Co.	4,107	195
Life Storage Inc.	2,195	195
Radian Group Inc.	10,390	193
White Mountains Insurance Group Ltd.	205	192
CoreCivic Inc.	5,693	192
American Homes 4 Rent Class A	7,986	190
* Equity Commonwealth	6,045	189
Wintrust Financial Corp.	2,555	188
* Gramercy Property Trust	6,709	188
Dun & Bradstreet Corp.	1,746	184
Hanover Insurance Group Inc.	2,040	184
Retail Properties of America Inc.	11,906	183
DuPont Fabros Technology Inc.	3,556	183
Primerica Inc.	2,243	181
IBERIABANK Corp.	2,137	181
CyrusOne Inc.	3,553	181
CNO Financial Group Inc.	8,621	180
GEO Group Inc.	3,738	178
* MGIC Investment Corp.	16,678	178
Chimera Investment Corp.	9,201	177
Outfront Media Inc.	6,794	176
Rayonier Inc.	6,134	176
Bank of Hawaii Corp.	2,078	176
Healthcare Realty Trust Inc.	5,449	174
UMB Financial Corp.	2,198	173
* Stifel Financial Corp.	3,167	171
Home BancShares Inc.	6,035	170
Aspen Insurance Holdings Ltd.	3,025	170
Uniti Group Inc.	5,840	169
LPL Financial Holdings Inc.	4,278	169
Chemical Financial Corp.	3,165	169
* Zillow Group Inc.	4,919	167
Piedmont Office Realty Trust Inc. Class A	7,262	167
MB Financial Inc.	3,691	166
* CoreLogic Inc.	4,225	166
FNB Corp.	10,391	162
Apple Hospitality REIT Inc.	8,162	160
ProAssurance Corp.	2,679	158
Tanger Factory Outlet Centers Inc.	4,634	157
Paramount Group Inc.	8,983	157
Sunstone Hotel Investors Inc.	10,602	156
Corporate Office Properties Trust	4,582	156
Two Harbors Investment Corp.	16,628	155
Washington Federal Inc.	4,560	154
LaSalle Hotel Properties	5,327	154
Valley National Bancorp	12,412	154
Evercore Partners Inc. Class A	1,913	152
Education Realty Trust Inc.	3,608	152
Erie Indemnity Co. Class A	1,282	152
Sterling Bancorp	6,060	150
WesBanco Inc.	3,710	150
First Industrial Realty Trust Inc.	5,545	149
MFA Financial Inc.	18,212	146
CoreSite Realty Corp.	1,604	144
Columbia Property Trust Inc.	6,245	144
Brandywine Realty Trust	8,605	143
Glacier Bancorp Inc.	3,875	143
Cousins Properties Inc.	16,470	141
^ First Financial Bankshares Inc.	3,167	139
Equity One Inc.	4,393	139
Cathay General Bancorp	3,516	138
Hope Bancorp Inc.	6,432	138

15

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	National Health Investors Inc.	1,792	136
	BancorpSouth Inc.	4,356	135
	TCF Financial Corp.	7,732	135
	First Citizens BancShares Inc. Class A	376	134
	Ryman Hospitality Properties Inc.	2,076	134
	Empire State Realty Trust Inc.	6,132	134
	Physicians Realty Trust	6,677	133
	RLJ Lodging Trust	5,836	133
	Park Hotels & Resorts Inc.	5,174	132
	Acadia Realty Trust	4,076	131
	Mack-Cali Realty Corp.	4,453	130
	Kennedy-Wilson Holdings Inc.	5,862	129
	Federated Investors Inc. Class B	4,745	129
	Lexington Realty Trust	11,527	129
	Community Bank System Inc.	2,134	127
	Selective Insurance Group Inc.	2,851	126
*	Essent Group Ltd.	3,572	124
	BGC Partners Inc. Class A	11,010	124
	CVB Financial Corp.	5,180	123
	Urban Edge Properties	4,355	121
	Financial Engines Inc.	2,712	120
	Great Western Bancorp Inc.	2,810	120
	Retail Opportunity Investments Corp.	5,403	119
	Interactive Brokers Group Inc.	3,227	118
	QTS Realty Trust Inc. Class A	2,231	117
	Old National Bancorp	6,365	117
	Columbia Banking System Inc.	2,881	115
	American Equity Investment Life Holding Co.	4,226	114
	Washington REIT	3,458	113
	South State Corp.	1,257	113
	PS Business Parks Inc.	967	112
	Trustmark Corp.	3,374	111
	EastGroup Properties Inc.	1,483	110
	HRG Group Inc.	5,996	110
	Hilltop Holdings Inc.	3,808	108
	RLI Corp.	1,838	107
	DiamondRock Hospitality Co.	9,821	107
	FirstCash Inc.	2,399	106
*	Enstar Group Ltd.	540	105
	Pebblebrook Hotel Trust	3,636	105
	International Bancshares Corp.	2,738	104
	Care Capital Properties Inc.	3,926	103
	Alexander & Baldwin Inc.	2,293	103
	Colony Starwood Homes	3,099	102
	BOK Financial Corp.	1,227	101
	STAG Industrial Inc.	3,894	101
	United Community Banks Inc.	3,455	100
	First Midwest Bancorp Inc.	4,085	100
*	PRA Group Inc.	2,367	97
*	Cardtronics plc Class A	2,185	96
*	Genworth Financial Inc. Class A	23,475	96
	AmTrust Financial Services Inc.	4,165	96
*	Eagle Bancorp Inc.	1,524	95
*	TransUnion	2,547	94
	Kite Realty Group Trust	4,159	94
	Great Southern Bancorp Inc.	1,881	94
	CNA Financial Corp.	2,194	94
*,^	BofI Holding Inc.	2,981	94
	Janus Capital Group Inc.	7,363	93
*	Blackhawk Network Holdings Inc.	2,550	93
	Renasant Corp.	2,259	93
	LegacyTexas Financial Group Inc.	2,168	92
	EverBank Financial Corp.	4,730	92
	Argo Group International Holdings Ltd.	1,369	92

16

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Capitol Federal Financial Inc.	6,047	91
ServisFirst Bancshares Inc.	2,192	91
Xenia Hotels & Resorts Inc.	5,168	91
LTC Properties Inc.	1,881	91
Towne Bank	2,729	89
* Quality Care Properties Inc.	4,655	88
NBT Bancorp Inc.	2,187	88
American National Insurance Co.	735	88
Astoria Financial Corp.	4,742	88
Kemper Corp.	2,039	87
Sabra Health Care REIT Inc.	3,150	86
Provident Financial Services Inc.	3,223	86
Banner Corp.	1,463	85
First Financial Bancorp	3,064	85
Yadkin Financial Corp.	2,516	84
* Zillow Group Inc. Class A	2,506	84
Potlatch Corp.	1,897	84
Select Income REIT	3,221	84
* LendingClub Corp.	15,678	84
Global Net Lease Inc.	10,163	83
Northwest Bancshares Inc.	4,568	83
First Merchants Corp.	2,063	83
American Assets Trust Inc.	1,852	82
Monogram Residential Trust Inc.	7,767	80
Invesco Mortgage Capital Inc.	5,134	80
Washington Prime Group Inc.	8,609	80
Ameris Bancorp	1,650	80
* Credit Acceptance Corp.	395	79
CBL & Associates Properties Inc.	7,836	79
Simmons First National Corp. Class A	1,365	79
* OneMain Holdings Inc. Class A	2,798	78
Independent Bank Corp.	1,206	78
Horace Mann Educators Corp.	1,854	78
Mercury General Corp.	1,302	76
Union Bankshares Corp.	2,054	74
Rexford Industrial Realty Inc.	3,195	73
* Customers Bancorp Inc.	2,115	73
* FCB Financial Holdings Inc. Class A	1,493	73
* Santander Consumer USA Holdings Inc.	4,864	72
BNC Bancorp	1,996	72
Park National Corp.	661	71
Waddell & Reed Financial Inc. Class A	3,680	71
* MBIA Inc.	6,823	70
Apollo Commercial Real Estate Finance Inc.	3,799	70
Kearny Financial Corp.	4,493	69
Four Corners Property Trust Inc.	3,083	68
Westamerica Bancorporation	1,168	68
Summit Hotel Properties Inc.	4,376	67
Chesapeake Lodging Trust	2,778	67
One Liberty Properties Inc.	2,719	67
* Green Dot Corp. Class A	2,261	66
Government Properties Income Trust	3,211	66
Morningstar Inc.	824	66
First Commonwealth Financial Corp.	4,694	65
Franklin Street Properties Corp.	5,258	65
Redwood Trust Inc.	3,943	65
Navigators Group Inc.	1,162	64
Boston Private Financial Holdings Inc.	3,706	64
AMERISAFE Inc.	972	63
Agree Realty Corp.	1,258	62
CatchMark Timber Trust Inc. Class A	5,716	62
Beneficial Bancorp Inc.	3,753	61
Employers Holdings Inc.	1,608	60
* Bank of NT Butterfield & Son Ltd.	1,826	60

17

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Tompkins Financial Corp.	659	59
Brookline Bancorp Inc.	3,730	59
WSFS Financial Corp.	1,294	59
S&T Bancorp Inc.	1,637	58
Lakeland Financial Corp.	1,279	58
PennyMac Mortgage Investment Trust	3,407	57
Terreno Realty Corp.	2,060	57
CYS Investments Inc.	7,098	57
Heartland Financial USA Inc.	1,132	56
State Auto Financial Corp.	2,090	56
Artisan Partners Asset Management Inc. Class A	1,961	56
BankFinancial Corp.	3,728	55
Ramco-Gershenson Properties Trust	3,539	55
Sandy Spring Bancorp Inc.	1,281	55
National General Holdings Corp.	2,266	55
Berkshire Hills Bancorp Inc.	1,555	55
* Pacific Premier Bancorp Inc.	1,371	55
Hanmi Financial Corp.	1,629	54
Seritage Growth Properties Class A	1,164	54
Maiden Holdings Ltd.	3,499	54
* Tejon Ranch Co.	2,345	54
CenterState Banks Inc.	2,182	54
National Storage Affiliates Trust	2,220	54
CareTrust REIT Inc.	3,374	53
Central Pacific Financial Corp.	1,683	53
State Bank Financial Corp.	1,958	53
Cardinal Financial Corp.	1,682	53
Pennsylvania REIT	3,179	52
Stewart Information Services Corp.	1,177	52
City Holding Co.	798	52
FelCor Lodging Trust Inc.	7,190	52
WisdomTree Investments Inc.	5,681	52
RE/MAX Holdings Inc. Class A	892	51
Capstead Mortgage Corp.	4,821	51
* Ambac Financial Group Inc.	2,271	50
TFS Financial Corp.	2,952	50
Nelnet Inc. Class A	1,118	50
Alexander's Inc.	114	50
Safety Insurance Group Inc.	700	50
United Fire Group Inc.	1,174	50
United Financial Bancorp Inc.	2,725	49
Monmouth Real Estate Investment Corp.	3,320	48
EVERTEC Inc.	2,872	48
Banc of California Inc.	2,484	48
HFF Inc. Class A	1,629	48
* Parkway Inc.	2,298	48
* Walker & Dunlop Inc.	1,185	48
First Interstate BancSystem Inc. Class A	1,080	47
Southside Bancshares Inc.	1,329	47
Stock Yards Bancorp Inc.	1,054	47
Piper Jaffray Cos.	651	46
Banco Latinoamericano de Comercio Exterior SA	1,632	46
First Busey Corp.	1,482	46
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,313	46
Universal Insurance Holdings Inc.	1,683	45
Infinity Property & Casualty Corp.	481	45
Meridian Bancorp Inc.	2,375	45
Moelis & Co. Class A	1,229	45
BancFirst Corp.	474	45
Washington Trust Bancorp Inc.	811	44
Capital Bank Financial Corp.	1,076	44
New Senior Investment Group Inc.	4,120	44
Cohen & Steers Inc.	1,108	42
* St. Joe Co.	2,514	42

18

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Square Inc.	2,384	41
* First BanCorp	6,405	41
Tier REIT Inc.	2,259	41
* iStar Inc.	3,388	41
* FNFV Group	3,262	41
Dime Community Bancshares Inc.	1,878	40
* Safeguard Scientifics Inc.	3,187	40
* Encore Capital Group Inc.	1,203	40
Lakeland Bancorp Inc.	2,022	40
ConnectOne Bancorp Inc.	1,586	40
Altisource Residential Corp.	2,960	40
Chatham Lodging Trust	1,939	39
National Western Life Group Inc. Class A	122	39
Enterprise Financial Services Corp.	882	39
Silver Bay Realty Trust Corp.	1,798	39
Bryn Mawr Bank Corp.	939	39
MainSource Financial Group Inc.	1,122	38
OceanFirst Financial Corp.	1,311	38
* LendingTree Inc.	322	38
* KCG Holdings Inc. Class A	2,750	38
Preferred Bank	673	38
Investors Real Estate Trust	5,767	38
* Greenlight Capital Re Ltd. Class A	1,669	37
New York Mortgage Trust Inc.	5,860	37
Greenhill & Co. Inc.	1,247	37
Getty Realty Corp.	1,388	37
National Bank Holdings Corp. Class A	1,105	36
Hersha Hospitality Trust Class A	1,868	36
CoBiz Financial Inc.	2,119	36
Univest Corp. of Pennsylvania	1,296	36
* Seacoast Banking Corp. of Florida	1,550	36
ARMOUR Residential REIT Inc.	1,592	36
Ladder Capital Corp. Class A	2,469	36
Flushing Financial Corp.	1,275	36
Urstadt Biddle Properties Inc. Class A	1,593	36
* Third Point Reinsurance Ltd.	2,854	35
Investment Technology Group Inc.	1,767	35
InfraREIT Inc.	2,111	35
Access National Corp.	1,252	35
Northfield Bancorp Inc.	1,841	35
Park Sterling Corp.	2,904	34
* CU Bancorp	876	34
* Flagstar Bancorp Inc.	1,210	34
Universal Health Realty Income Trust	534	34
Heritage Financial Corp.	1,339	33
First Mid-Illinois Bancshares Inc.	1,007	33
Meta Financial Group Inc.	387	33
Independent Bank Group Inc.	520	33
Easterly Government Properties Inc.	1,592	33
TrustCo Bank Corp. NY	3,927	33
James River Group Holdings Ltd.	762	33
OM Asset Management plc	2,182	33
1st Source Corp.	696	33
MTGE Investment Corp.	1,945	32
TriCo Bancshares	882	32
Oritani Financial Corp.	1,849	32
First of Long Island Corp.	1,154	32
Orchid Island Capital Inc.	3,171	31
PJT Partners Inc.	840	31
Cass Information Systems Inc.	476	31
Armada Hoffler Properties Inc.	2,216	31
* INTL. FCStone Inc.	811	31
Stonegate Bank	660	31
Bridge Bancorp Inc.	854	30

19

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
German American Bancorp Inc.	627	30
NorthStar Realty Europe Corp.	2,436	30
FBL Financial Group Inc. Class A	431	29
Community Trust Bancorp Inc.	640	29
* Nationstar Mortgage Holdings Inc.	1,560	28
Westwood Holdings Group Inc.	488	28
Horizon Bancorp	1,066	28
* HomeStreet Inc.	1,004	27
Peapack Gladstone Financial Corp.	872	27
Independence Realty Trust Inc.	2,965	27
* Donnelley Financial Solutions Inc.	1,163	27
Camden National Corp.	628	27
Federal Agricultural Mortgage Corp.	458	26
* Forestar Group Inc.	1,980	26
Saul Centers Inc.	411	26
Gladstone Commercial Corp.	1,264	26
Fidelity Southern Corp.	1,112	26
AG Mortgage Investment Trust Inc.	1,464	26
Virtu Financial Inc. Class A	1,493	26
* Ocwen Financial Corp.	5,833	26
Diamond Hill Investment Group Inc.	126	25
Bar Harbor Bankshares	592	25
Live Oak Bancshares Inc.	1,092	25
First Bancorp	825	25
Anworth Mortgage Asset Corp.	4,522	25
Waterstone Financial Inc.	1,317	24
Mercantile Bank Corp.	728	24
First Potomac Realty Trust	2,404	24
* NMI Holdings Inc. Class A	2,148	24
* TriState Capital Holdings Inc.	1,005	24
Whitestone REIT	1,651	23
* Republic First Bancorp Inc.	2,912	23
Peoples Bancorp Inc.	700	23
OFG Bancorp	1,752	23
Ares Commercial Real Estate Corp.	1,666	23
City Office REIT Inc.	1,694	22
* Marcus & Millichap Inc.	806	22
Suffolk Bancorp	514	22
Pacific Continental Corp.	867	22
Ashford Hospitality Trust Inc.	3,291	22
* Franklin Financial Network Inc.	547	22
Blue Hills Bancorp Inc.	1,167	21
Independent Bank Corp.	1,000	21
* Allegiance Bancshares Inc.	573	21
Southwest Bancorp Inc.	790	21
First Financial Corp.	450	21
* MoneyGram International Inc.	1,621	21
QCR Holdings Inc.	471	20
* HomeTrust Bancshares Inc.	848	20
* First Foundation Inc.	1,240	20
Cedar Realty Trust Inc.	3,450	20
Old Second Bancorp Inc.	1,847	20
United Community Financial Corp.	2,314	20
CorEnergy Infrastructure Trust Inc.	555	20
People's Utah Bancorp	744	20
Sierra Bancorp	684	20
* EZCORP Inc. Class A	2,205	19
First Community Bancshares Inc.	718	19
Financial Institutions Inc.	566	19
Virtus Investment Partners Inc.	176	19
First Defiance Financial Corp.	392	19
Territorial Bancorp Inc.	596	19
Farmers Capital Bank Corp.	493	19
NexPoint Residential Trust Inc.	797	19

20

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	First Connecticut Bancorp Inc.	778	19
*	Green Bancorp Inc.	1,093	19
	GAIN Capital Holdings Inc.	2,351	18
*	Wins Finance Holdings Inc.	66	18
*	National Commerce Corp.	490	18
	Bank Mutual Corp.	1,877	18
	Opus Bank	840	18
	HCI Group Inc.	368	18
	Western Asset Mortgage Capital Corp.	1,740	18
	Arrow Financial Corp.	508	18
	UMH Properties Inc.	1,176	17
	State National Cos. Inc.	1,237	17
	Guaranty Bancorp	694	17
	Farmland Partners Inc.	1,503	17
	Heritage Oaks Bancorp	1,243	17
	Enterprise Bancorp Inc.	515	17
*	HarborOne Bancorp Inc.	864	17
	Merchants Bancshares Inc.	331	17
	Bluerock Residential Growth REIT Inc. Class A	1,349	17
	Clifton Bancorp Inc.	1,038	17
*	Citizens Inc. Class A	1,829	17
*	Triumph Bancorp Inc.	620	17
	Bank of Marin Bancorp	241	17
*	Cowen Group Inc. Class A	1,150	16
	Farmers National Banc Corp.	1,180	16
	Houlihan Lokey Inc. Class A	513	16
*	Global Indemnity Ltd.	407	16
	Republic Bancorp Inc. Class A	465	16
	American National Bankshares Inc.	434	16
	OneBeacon Insurance Group Ltd. Class A	964	16
	Ashford Hospitality Prime Inc.	1,199	16
*	Nicolet Bankshares Inc.	320	16
	CNB Financial Corp.	633	15
	Heritage Commerce Corp.	1,066	15
*	Enova International Inc.	1,051	15
	RMR Group Inc. Class A	284	15
*	Altisource Portfolio Solutions SA	618	15
	Ames National Corp.	461	15
*	Atlantic Capital Bancshares Inc.	822	15
*	On Deck Capital Inc.	2,730	15
	Heritage Insurance Holdings Inc.	985	15
*	Bancorp Inc.	2,806	15
	First Bancorp Inc.	536	15
	Carolina Financial Corp.	484	15
	Fidelity & Guaranty Life	545	15
*,^	Trupanion Inc.	927	14
*	Cascade Bancorp	1,731	14
	Arlington Asset Investment Corp. Class A	966	14
	MedEquities Realty Trust Inc.	1,297	14
	Community Healthcare Trust Inc.	593	14
	Citizens & Northern Corp.	600	14
*	Equity Bancshares Inc. Class A	430	14
*	World Acceptance Corp.	266	14
	Hingham Institution for Savings	74	14
*	FB Financial Corp.	435	14
	West Bancorporation Inc.	611	14
	Dynex Capital Inc.	1,963	13
	National Bankshares Inc.	348	13
	Peoples Financial Services Corp.	314	13
*	WMIH Corp.	9,610	13
	Sun Bancorp Inc.	492	13
	Macatawa Bank Corp.	1,254	13
	United Insurance Holdings Corp.	747	13
*	Xenith Bankshares Inc.	471	13

21

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* FRP Holdings Inc.	329	12
Great Ajax Corp.	933	12
* PICO Holdings Inc.	886	12
RAIT Financial Trust	3,593	12
MidWestOne Financial Group Inc.	328	12
Preferred Apartment Communities Inc. Class A	874	12
Resource Capital Corp.	1,389	12
* PennyMac Financial Services Inc. Class A	653	12
* NewStar Financial Inc.	1,145	11
* Veritex Holdings Inc.	392	11
Baldwin & Lyons Inc.	471	11
Old Line Bancshares Inc.	397	11
WashingtonFirst Bankshares Inc.	403	11
First Business Financial Services Inc.	435	11
Penns Woods Bancorp Inc.	228	11
Charter Financial Corp.	543	11
* AV Homes Inc.	640	11
Kinsale Capital Group Inc.	359	11
EMC Insurance Group Inc.	376	10
Shore Bancshares Inc.	590	10
Codorus Valley Bancorp Inc.	386	10
Home Bancorp Inc.	277	10
* Regional Management Corp.	473	10
Southern Missouri Bancorp Inc.	281	10
Consolidated-Tomoka Land Co.	175	10
Summit Financial Group Inc.	396	10
Global Medical REIT Inc.	1,126	9
Federated National Holding Co.	472	9
* eHealth Inc.	859	9
Northrim BanCorp Inc.	322	9
* Ladenburg Thalmann Financial Services Inc.	4,179	9
* Southern First Bancshares Inc.	276	9
LCNB Corp.	418	9
Crawford & Co. Class B	842	9
Investors Title Co.	66	9
Bankwell Financial Group Inc.	275	9
Southern National Bancorp of Virginia Inc.	528	9
MBT Financial Corp.	843	9
* Stratus Properties Inc.	299	9
First Financial Northwest Inc.	431	9
Central Valley Community Bancorp	415	9
* First Community Financial Partners Inc.	639	8
MutualFirst Financial Inc.	263	8
ACNB Corp.	286	8
* Planet Payment Inc.	2,009	8
Premier Financial Bancorp Inc.	444	8
Middleburg Financial Corp.	228	8
* First Northwest Bancorp	523	8
Owens Realty Mortgage Inc.	474	8
* Trinity Place Holdings Inc.	916	8
Oppenheimer Holdings Inc. Class A	466	8
First Internet Bancorp	251	8
SI Financial Group Inc.	525	8
Orrstown Financial Services Inc.	353	8
Western New England Bancorp Inc.	757	8
Union Bankshares Inc.	180	7
Associated Capital Group Inc. Class A	192	7
C&F Financial Corp.	149	7
Tiptree Inc.	1,080	7
B. Riley Financial Inc.	440	7
* BSB Bancorp Inc.	242	7
Capital City Bank Group Inc.	313	6
County Bancorp Inc.	233	6
Century Bancorp Inc. Class A	98	6

22

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
ESSA Bancorp Inc.	388	6
Midland States Bancorp Inc.	170	6
Provident Financial Holdings Inc.	316	6
* Pacific Mercantile Bancorp	729	5
Kansas City Life Insurance Co.	111	5
Chemung Financial Corp.	145	5
* Walter Investment Management Corp.	1,343	5
Silvercrest Asset Management Group Inc. Class A	336	5
* UCP Inc.	385	4
First Hawaiian Inc.	78	2
Value Line Inc.	55	1
Fifth Street Asset Management Inc.	139	1
		264,390
Health Care (13.2%)
Johnson & Johnson	137,581	16,814
Pfizer Inc.	300,348	10,248
Merck & Co. Inc.	138,710	9,137
UnitedHealth Group Inc.	46,919	7,759
Amgen Inc.	37,929	6,696
Medtronic plc	70,480	5,703
AbbVie Inc.	80,854	5,000
* Celgene Corp.	39,052	4,823
Bristol-Myers Squibb Co.	83,379	4,728
Gilead Sciences Inc.	66,089	4,658
Eli Lilly & Co.	49,358	4,087
Allergan plc	16,678	4,083
Abbott Laboratories	85,299	3,845
* Biogen Inc.	11,098	3,203
Thermo Fisher Scientific Inc.	19,616	3,093
Danaher Corp.	30,358	2,597
* Express Scripts Holding Co.	31,451	2,222
Aetna Inc.	17,068	2,198
Stryker Corp.	16,846	2,166
Anthem Inc.	13,106	2,160
Becton Dickinson and Co.	10,505	1,923
Cigna Corp.	12,780	1,903
* Boston Scientific Corp.	67,054	1,646
McKesson Corp.	10,777	1,618
Humana Inc.	7,483	1,581
* Regeneron Pharmaceuticals Inc.	3,974	1,484
* Alexion Pharmaceuticals Inc.	10,755	1,412
* HCA Holdings Inc.	16,080	1,403
* Intuitive Surgical Inc.	1,901	1,401
Cardinal Health Inc.	16,260	1,323
Baxter International Inc.	25,116	1,279
* Illumina Inc.	7,389	1,237
Zoetis Inc.	22,977	1,225
* Incyte Corp.	8,386	1,116
* Vertex Pharmaceuticals Inc.	12,144	1,100
Zimmer Biomet Holdings Inc.	9,200	1,077
* Edwards Lifesciences Corp.	10,849	1,020
* Mylan NV	22,561	944
CR Bard Inc.	3,724	913
Agilent Technologies Inc.	16,172	830
* Cerner Corp.	14,526	800
* BioMarin Pharmaceutical Inc.	8,414	790
AmerisourceBergen Corp. Class A	8,107	742
Dentsply Sirona Inc.	11,359	722
* Laboratory Corp. of America Holdings	5,053	719
Quest Diagnostics Inc.	7,274	709
* Henry Schein Inc.	4,065	697
* IDEXX Laboratories Inc.	4,413	640
* Centene Corp.	8,267	583
* Hologic Inc.	13,660	554

23

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* DaVita Inc.	7,752	538
* Quintiles IMS Holdings Inc.	6,942	537
Universal Health Services Inc. Class B	4,236	532
Cooper Cos. Inc.	2,562	510
Perrigo Co. plc	6,740	504
ResMed Inc.	6,848	493
* Alkermes plc	7,423	419
Teleflex Inc.	2,160	413
* Envision Healthcare Corp.	5,694	399
* Varian Medical Systems Inc.	4,682	393
* VCA Inc.	4,203	382
* Align Technology Inc.	3,578	368
* United Therapeutics Corp.	2,174	321
PerkinElmer Inc.	5,889	320
* MEDNAX Inc.	4,432	316
* Seattle Genetics Inc.	4,794	315
* DexCom Inc.	3,991	312
* QIAGEN NV	10,917	311
* WellCare Health Plans Inc.	2,154	304
* Ionis Pharmaceuticals Inc.	5,935	295
West Pharmaceutical Services Inc.	3,521	290
Bioverativ Inc.	5,380	280
* Mallinckrodt plc	5,265	276
* TESARO Inc.	1,391	262
* Exelixis Inc.	11,316	244
* ABIOMED Inc.	1,955	231
* athenahealth Inc.	1,940	229
Hill-Rom Holdings Inc.	3,140	209
* Veeva Systems Inc. Class A	4,604	201
* Bio-Rad Laboratories Inc. Class A	1,010	197
* Alnylam Pharmaceuticals Inc.	3,793	196
* Charles River Laboratories International Inc.	2,238	195
Bio-Techne Corp.	1,814	193
Patterson Cos. Inc.	4,151	189
* Neurocrine Biosciences Inc.	4,119	182
* NuVasive Inc.	2,432	182
* ACADIA Pharmaceuticals Inc.	4,743	181
* Medicines Co.	3,418	179
* Masimo Corp.	1,976	179
HealthSouth Corp.	4,196	178
* Bluebird Bio Inc.	2,009	176
* PAREXEL International Corp.	2,592	168
* Alere Inc.	4,346	166
* Acadia Healthcare Co. Inc.	3,498	156
* Ultragenyx Pharmaceutical Inc.	1,816	155
* Prestige Brands Holdings Inc.	2,655	150
* Medidata Solutions Inc.	2,624	147
Cantel Medical Corp.	1,779	146
* Catalent Inc.	4,992	143
Chemed Corp.	797	142
* Kite Pharma Inc.	2,002	142
* Wright Medical Group NV	4,985	139
* Endo International plc	10,177	139
* OPKO Health Inc.	16,345	137
* Brookdale Senior Living Inc.	9,329	134
* Integra LifeSciences Holdings Corp.	3,037	130
Bruker Corp.	5,238	126
* Insulet Corp.	2,894	126
* Horizon Pharma plc	7,683	123
* Allscripts Healthcare Solutions Inc.	9,578	117
* Nevro Corp.	1,184	114
* LifePoint Health Inc.	1,760	113
* Exact Sciences Corp.	5,179	111
* Neogen Corp.	1,709	111

24

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Owens & Minor Inc.	3,023	109
*	ICU Medical Inc.	722	109
*	Ironwood Pharmaceuticals Inc. Class A	6,408	108
*	VWR Corp.	3,742	105
*	Intercept Pharmaceuticals Inc.	824	105
*	Clovis Oncology Inc.	1,815	105
*	Molina Healthcare Inc.	2,150	104
*	Sage Therapeutics Inc.	1,518	102
*	Prothena Corp. plc	1,734	102
*	Ligand Pharmaceuticals Inc.	963	101
*	Zeltiq Aesthetics Inc.	1,794	99
*	AMN Healthcare Services Inc.	2,354	97
*	Array BioPharma Inc.	8,233	95
*	WebMD Health Corp.	1,823	95
*	NxStage Medical Inc.	3,273	93
*	Penumbra Inc.	1,217	93
*	Halyard Health Inc.	2,325	91
*	Globus Medical Inc.	3,263	91
*	Akorn Inc.	4,311	90
*	Nektar Therapeutics Class A	6,847	90
*	Haemonetics Corp.	2,388	89
*	HealthEquity Inc.	2,013	88
*	INC Research Holdings Inc. Class A	1,967	86
*	Cambrex Corp.	1,523	86
*	Pacira Pharmaceuticals Inc.	1,865	82
*	HMS Holdings Corp.	4,344	81
*	Agios Pharmaceuticals Inc.	1,635	79
*	Portola Pharmaceuticals Inc.	2,245	78
*	Select Medical Holdings Corp.	5,385	78
*	Cynosure Inc. Class A	1,146	76
*	Magellan Health Inc.	1,083	75
*	Surgical Care Affiliates Inc.	1,310	74
*	Premier Inc. Class A	2,363	74
*	Tenet Healthcare Corp.	3,848	74
*	Juno Therapeutics Inc.	3,017	73
*	Sarepta Therapeutics Inc.	2,305	72
*	Halozyme Therapeutics Inc.	5,477	70
*	PRA Health Sciences Inc.	1,131	67
*	Omnicell Inc.	1,744	66
*	Aerie Pharmaceuticals Inc.	1,396	66
*	Varex Imaging Corp.	1,872	65
*,^	Intrexon Corp.	2,914	65
*	Supernus Pharmaceuticals Inc.	2,473	64
*	Amedisys Inc.	1,307	63
*	Spark Therapeutics Inc.	987	63
*	FibroGen Inc.	2,459	61
*	Merit Medical Systems Inc.	1,981	61
*	Natus Medical Inc.	1,647	61
*	Radius Health Inc.	1,436	61
*	Genomic Health Inc.	1,982	60
*	Inogen Inc.	870	60
*	Myriad Genetics Inc.	3,070	60
*	Spectranetics Corp.	2,132	59
	CONMED Corp.	1,425	59
*	Theravance Biopharma Inc.	1,924	59
*	Air Methods Corp.	1,531	58
*	Integer Holdings Corp.	1,576	57
*	Five Prime Therapeutics Inc.	1,220	56
*	Repligen Corp.	1,743	55
	Analogic Corp.	646	53
*	Emergent BioSolutions Inc.	1,694	53
*	Insmed Inc.	3,328	53
*	Puma Biotechnology Inc.	1,420	52
*	Acorda Therapeutics Inc.	1,936	51

25

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Synergy Pharmaceuticals Inc.	8,833	51
*	Depomed Inc.	3,120	51
*	Alder Biopharmaceuticals Inc.	2,232	51
*	Tivity Health Inc.	1,740	50
	Abaxis Inc.	1,005	50
*	Patheon NV	1,576	50
	Ensign Group Inc.	2,576	49
	National HealthCare Corp.	646	48
*	Community Health Systems Inc.	4,818	47
*	Momenta Pharmaceuticals Inc.	3,007	46
*,^	MiMedx Group Inc.	5,389	46
*	Impax Laboratories Inc.	3,208	46
*	Cardiovascular Systems Inc.	1,574	45
*	Xencor Inc.	1,796	45
*	Amicus Therapeutics Inc.	6,726	44
*	Blueprint Medicines Corp.	1,232	43
*	Innoviva Inc.	3,717	43
*	AMAG Pharmaceuticals Inc.	1,887	42
*	Quality Systems Inc.	2,756	42
*	Progenics Pharmaceuticals Inc.	3,730	42
*	Luminex Corp.	2,222	41
*,^	TherapeuticsMD Inc.	6,569	41
	US Physical Therapy Inc.	540	41
*	Acceleron Pharma Inc.	1,518	41
*,^	ZIOPHARM Oncology Inc.	6,377	40
*	LHC Group Inc.	810	39
*	PharMerica Corp.	1,551	38
*	MacroGenics Inc.	1,795	38
*	Versartis Inc.	1,704	37
*	Eagle Pharmaceuticals Inc.	485	37
*	Loxo Oncology Inc.	822	37
*	Anika Therapeutics Inc.	776	36
*	Dermira Inc.	1,068	36
*	Glaukos Corp.	789	36
*	Karyopharm Therapeutics Inc.	3,403	35
*	Lannett Co. Inc.	1,573	35
*	Coherus Biosciences Inc.	1,461	34
*	Corcept Therapeutics Inc.	3,802	34
*	OraSure Technologies Inc.	3,040	34
*	Heron Therapeutics Inc.	2,336	33
*	AtriCure Inc.	1,802	33
	Kindred Healthcare Inc.	3,622	33
*	Retrophin Inc.	1,505	32
*	BioTelemetry Inc.	1,255	32
*	Amphastar Pharmaceuticals Inc.	2,006	31
*	Endologix Inc.	4,664	31
*	Almost Family Inc.	610	30
	Atrion Corp.	62	30
*	Providence Service Corp.	744	30
*	Spectrum Pharmaceuticals Inc.	4,699	30
*	Aimmune Therapeutics Inc.	1,467	30
	Meridian Bioscience Inc.	2,287	29
	Phibro Animal Health Corp. Class A	1,046	29
*,^	Lexicon Pharmaceuticals Inc.	1,810	29
*	SciClone Pharmaceuticals Inc.	2,931	29
*	Orthofix International NV	805	29
*	Heska Corp.	309	29
*	Flexion Therapeutics Inc.	1,399	28
*	CryoLife Inc.	1,707	27
*	La Jolla Pharmaceutical Co.	812	27
*	Achillion Pharmaceuticals Inc.	6,736	27
*	BioCryst Pharmaceuticals Inc.	4,280	27
*	Lion Biotechnologies Inc.	3,446	26
*	Triple-S Management Corp. Class B	1,387	26

26

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Cerus Corp.	6,171	26
*	Accelerate Diagnostics Inc.	1,000	26
*	AngioDynamics Inc.	1,552	25
*	K2M Group Holdings Inc.	1,259	25
*	GenMark Diagnostics Inc.	2,174	25
*	Quidel Corp.	1,171	25
*	Epizyme Inc.	1,728	25
*	Ardelyx Inc.	1,765	24
*	Keryx Biopharmaceuticals Inc.	4,750	24
*	Vanda Pharmaceuticals Inc.	1,633	23
*	Revance Therapeutics Inc.	1,101	23
*	Intra-Cellular Therapies Inc. Class A	1,754	23
*	Cross Country Healthcare Inc.	1,452	22
*	Teladoc Inc.	1,005	22
*	Otonomy Inc.	1,481	22
*	Universal American Corp.	2,149	21
*,^	Immunomedics Inc.	4,231	21
*	Cara Therapeutics Inc.	1,302	21
*	Akebia Therapeutics Inc.	2,070	21
	Landauer Inc.	389	20
*	CorVel Corp.	502	20
*	Capital Senior Living Corp.	1,181	20
*	Merrimack Pharmaceuticals Inc.	6,460	20
*	ANI Pharmaceuticals Inc.	334	20
*	Adamas Pharmaceuticals Inc.	1,066	20
*	Inovio Pharmaceuticals Inc.	2,764	19
*	Aclaris Therapeutics Inc.	619	19
*	Global Blood Therapeutics Inc.	665	19
*,^	Omeros Corp.	1,514	18
*	Axovant Sciences Ltd.	1,448	18
*	Enanta Pharmaceuticals Inc.	635	18
*	Novocure Ltd.	2,392	18
*	REGENXBIO Inc.	986	18
	LeMaitre Vascular Inc.	819	18
*	Novavax Inc.	12,004	18
*	PTC Therapeutics Inc.	1,316	18
*	Organovo Holdings Inc.	5,739	18
*	NeoGenomics Inc.	2,189	18
*	Bellicum Pharmaceuticals Inc.	1,426	18
*	Accuray Inc.	3,406	18
*	Pacific Biosciences of California Inc.	3,442	17
*	Cytokinetics Inc.	1,627	17
*,^	XBiotech Inc.	1,267	17
	Invacare Corp.	1,379	17
*	CytomX Therapeutics Inc.	1,264	16
*,^	Aduro Biotech Inc.	1,385	16
*	Albany Molecular Research Inc.	1,039	16
*	Natera Inc.	1,591	15
*	STAAR Surgical Co.	1,520	15
*	iRhythm Technologies Inc.	389	15
*	Surgery Partners Inc.	660	15
*	Ra Pharmaceuticals Inc.	705	15
*	Surmodics Inc.	593	15
*	Geron Corp.	6,732	14
*	Avexis Inc.	229	14
*	Arena Pharmaceuticals Inc.	8,795	14
*	Celldex Therapeutics Inc.	3,793	13
	PDL BioPharma Inc.	6,265	13
*	Collegium Pharmaceutical Inc.	1,008	13
*	Esperion Therapeutics Inc.	506	13
*	Reata Pharmaceuticals Inc. Class A	511	13
	Computer Programs & Systems Inc.	475	13
*	Agenus Inc.	2,967	13
*	Intersect ENT Inc.	918	12

27

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	Oxford Immunotec Global plc	918	12
*	Exactech Inc.	505	12
*	Enzo Biochem Inc.	1,875	12
*	AxoGen Inc.	1,156	12
*	NanoString Technologies Inc.	637	12
*	Atara Biotherapeutics Inc.	778	12
*	Sangamo Therapeutics Inc.	2,641	12
	Utah Medical Products Inc.	193	12
*	Sucampo Pharmaceuticals Inc. Class A	1,014	12
*	ImmunoGen Inc.	3,459	12
*	Foundation Medicine Inc.	474	12
*	Curis Inc.	5,070	12
*	ConforMIS Inc.	2,262	11
*	Rockwell Medical Inc.	1,910	11
*	Chimerix Inc.	1,994	11
*	Civitas Solutions Inc.	611	11
*	Trevena Inc.	2,745	11
*	Advaxis Inc.	1,267	11
*	Teligent Inc.	1,549	11
*	Insys Therapeutics Inc.	853	11
*	WaVe Life Sciences Ltd.	353	11
*	Rigel Pharmaceuticals Inc.	4,307	11
*	Addus HomeCare Corp.	324	10
*	NewLink Genetics Corp.	662	10
*	Medpace Holdings Inc.	357	10
*	Quorum Health Corp.	1,200	10
*	Myovant Sciences Ltd.	923	10
*	RadNet Inc.	1,683	10
*,^	MannKind Corp.	18,396	10
*	ChemoCentryx Inc.	1,391	9
*	Zogenix Inc.	881	9
*	BioSpecifics Technologies Corp.	171	9
*	MediciNova Inc.	1,403	9
*	Cutera Inc.	440	9
*	Anavex Life Sciences Corp.	1,551	9
*	Aratana Therapeutics Inc.	1,295	9
*	Dynavax Technologies Corp.	1,802	8
*	Cempra Inc.	2,380	8
*	Protagonist Therapeutics Inc.	532	7
*	Tetraphase Pharmaceuticals Inc.	1,423	7
*	Fluidigm Corp.	1,112	7
*	BioTime Inc.	2,212	7
*	Editas Medicine Inc.	285	7
*	Minerva Neurosciences Inc.	760	7
*,^	TransEnterix Inc.	5,056	7
*	TG Therapeutics Inc.	1,156	7
*	Codexis Inc.	1,589	7
*	Sorrento Therapeutics Inc.	1,225	6
*	Ophthotech Corp.	1,759	6
*	Seres Therapeutics Inc.	640	6
*	OncoMed Pharmaceuticals Inc.	604	6
*	Paratek Pharmaceuticals Inc.	400	6
*	Infinity Pharmaceuticals Inc.	2,097	6
*	IRIDEX Corp.	359	6
*	Veracyte Inc.	718	6
*	Arrowhead Pharmaceuticals Inc.	2,427	5
*	Stemline Therapeutics Inc.	771	5
*	Egalet Corp.	1,044	5
*	AcelRx Pharmaceuticals Inc.	1,677	5
*	InVivo Therapeutics Holdings Corp.	1,194	5
*	Fortress Biotech Inc.	1,617	5
*	Intellia Therapeutics Inc.	334	5
*	Proteostasis Therapeutics Inc.	304	4
*	Athersys Inc.	3,601	4

28

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Adeptus Health Inc. Class A	609	4
* Entellus Medical Inc.	289	4
* Osiris Therapeutics Inc.	697	4
* Ocular Therapeutix Inc.	471	4
* Cotiviti Holdings Inc.	101	4
* Durect Corp.	3,484	4
* Invitae Corp.	331	3
* Titan Pharmaceuticals Inc.	890	3
* Lipocine Inc.	786	3
* Senseonics Holdings Inc.	1,316	3
* GlycoMimetics Inc.	484	3
PharmAthene Inc.	2,952	3
* Tandem Diabetes Care Inc.	924	2
* ViewRay Inc.	318	2
* American Renal Associates Holdings Inc.	71	2
* iRadimed Corp.	101	1
* Flex Pharma Inc.	29	—
* Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	70	—
		163,276
Materials & Processing (3.9%)
Dow Chemical Co.	55,983	3,485
EI du Pont de Nemours & Co.	43,600	3,424
Monsanto Co.	21,920	2,495
Praxair Inc.	14,297	1,697
Ecolab Inc.	12,962	1,607
LyondellBasell Industries NV Class A	16,541	1,509
Air Products & Chemicals Inc.	9,827	1,380
PPG Industries Inc.	13,315	1,364
Sherwin-Williams Co.	4,043	1,247
International Paper Co.	20,426	1,076
Ingersoll-Rand plc	13,137	1,043
Nucor Corp.	16,510	1,033
Newmont Mining Corp.	26,193	897
* Freeport-McMoRan Inc.	65,357	876
Vulcan Materials Co.	6,938	837
Fastenal Co.	14,196	710
WestRock Co.	12,845	690
Martin Marietta Materials Inc.	3,133	677
Celanese Corp. Class A	7,380	658
Ball Corp.	8,401	618
Eastman Chemical Co.	7,460	599
Albemarle Corp.	5,788	588
Masco Corp.	16,368	553
Mosaic Co.	17,245	538
International Flavors & Fragrances Inc.	3,950	496
Steel Dynamics Inc.	12,588	461
Valspar Corp.	4,082	454
Sealed Air Corp.	9,726	452
Acuity Brands Inc.	2,128	450
Packaging Corp. of America	4,614	426
Owens Corning	6,594	386
FMC Corp.	6,602	380
Ashland Global Holdings Inc.	3,081	372
CF Industries Holdings Inc.	11,508	362
* Crown Holdings Inc.	6,664	357
RPM International Inc.	6,452	344
* Berry Plastics Group Inc.	6,706	337
Lennox International Inc.	2,028	334
Chemours Co.	9,050	305
United States Steel Corp.	7,608	295
Reliance Steel & Aluminum Co.	3,436	291
* Axalta Coating Systems Ltd.	9,025	263
Sonoco Products Co.	4,881	260
Olin Corp.	8,125	252

29

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Hexcel Corp.	4,577	252
* Alcoa Corp.	7,228	250
WR Grace & Co.	3,481	247
Eagle Materials Inc.	2,267	235
AptarGroup Inc.	3,074	229
Bemis Co. Inc.	4,535	225
Huntsman Corp.	9,628	218
Graphic Packaging Holding Co.	15,937	213
Royal Gold Inc.	3,207	212
Scotts Miracle-Gro Co.	2,218	201
* Louisiana-Pacific Corp.	8,090	191
Watsco Inc.	1,283	190
US Silica Holdings Inc.	3,594	182
Cabot Corp.	2,972	172
Valmont Industries Inc.	1,088	171
Sensient Technologies Corp.	2,134	171
* Owens-Illinois Inc.	8,126	161
* Cliffs Natural Resources Inc.	14,831	158
NewMarket Corp.	351	153
Timken Co.	3,432	152
* USG Corp.	4,401	148
Southern Copper Corp.	4,017	147
Belden Inc.	2,069	146
* Versum Materials Inc.	4,710	143
PolyOne Corp.	4,060	137
* Beacon Roofing Supply Inc.	2,966	135
Minerals Technologies Inc.	1,717	133
Balchem Corp.	1,481	129
* Platform Specialty Products Corp.	9,722	128
* Summit Materials Inc. Class A	5,224	125
Compass Minerals International Inc.	1,640	124
HB Fuller Co.	2,499	123
Tahoe Resources Inc.	14,431	122
* AK Steel Holding Corp.	14,585	121
* Masonite International Corp.	1,517	118
Westlake Chemical Corp.	1,785	113
Commercial Metals Co.	5,356	113
Mueller Industries Inc.	2,706	113
Domtar Corp.	2,951	112
* Ingevity Corp.	2,079	112
Worthington Industries Inc.	2,276	112
* Armstrong World Industries Inc.	2,308	106
Hecla Mining Co.	18,875	105
Silgan Holdings Inc.	1,762	105
Allegheny Technologies Inc.	5,387	103
* RBC Bearings Inc.	1,095	102
* Chemtura Corp.	2,964	98
* Stillwater Mining Co.	5,733	98
Carpenter Technology Corp.	2,390	97
KapStone Paper and Packaging Corp.	4,284	97
* Trex Co. Inc.	1,411	96
Trinseo SA	1,369	95
* GCP Applied Technologies Inc.	3,586	94
Mueller Water Products Inc. Class A	7,389	92
* MRC Global Inc.	4,488	91
Universal Forest Products Inc.	915	88
* Rexnord Corp.	3,951	88
Simpson Manufacturing Co. Inc.	1,903	82
Cabot Microelectronics Corp.	1,167	81
Quaker Chemical Corp.	595	78
* Headwaters Inc.	3,385	78
Apogee Enterprises Inc.	1,356	77
Stepan Co.	989	75
* Coeur Mining Inc.	8,627	74

30

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Comfort Systems USA Inc.	1,876	72
Kaiser Aluminum Corp.	907	71
Innospec Inc.	1,094	71
AAON Inc.	2,013	68
* Gibraltar Industries Inc.	1,615	67
Greif Inc. Class A	1,168	67
* Univar Inc.	2,058	66
Interface Inc. Class A	3,375	64
Schweitzer-Mauduit International Inc.	1,544	63
* BMC Stock Holdings Inc.	2,911	61
* Ferro Corp.	4,364	61
Neenah Paper Inc.	783	57
* Boise Cascade Co.	2,041	55
Tronox Ltd. Class A	3,186	55
* Patrick Industries Inc.	680	54
* Builders FirstSource Inc.	4,096	53
* Clearwater Paper Corp.	894	50
PH Glatfelter Co.	2,237	49
Innophos Holdings Inc.	865	46
* TimkenSteel Corp.	2,183	46
* Koppers Holdings Inc.	1,019	45
A Schulman Inc.	1,301	44
* US Concrete Inc.	661	42
* Continental Building Products Inc.	1,701	42
* AdvanSix Inc.	1,512	41
* Installed Building Products Inc.	860	40
* Kraton Corp.	1,472	40
Global Brass & Copper Holdings Inc.	1,175	40
Advanced Drainage Systems Inc.	1,752	39
* Caesarstone Ltd.	1,142	38
Quanex Building Products Corp.	1,899	37
Chase Corp.	401	37
Insteel Industries Inc.	986	36
Schnitzer Steel Industries Inc.	1,443	34
Griffon Corp.	1,346	34
Deltic Timber Corp.	454	34
Calgon Carbon Corp.	2,231	31
* Century Aluminum Co.	2,111	30
Ferroglobe plc	2,744	30
Materion Corp.	841	29
NN Inc.	1,447	29
Rayonier Advanced Materials Inc.	2,192	29
* Armstrong Flooring Inc.	1,340	29
* PGT Innovations Inc.	2,716	27
* Unifi Inc.	867	24
Hawkins Inc.	462	23
Haynes International Inc.	543	21
* Forterra Inc.	999	20
American Vanguard Corp.	1,254	20
Tredegar Corp.	1,037	20
* Veritiv Corp.	351	19
Greif Inc. Class B	275	19
* NCI Building Systems Inc.	1,168	19
* Ply Gem Holdings Inc.	1,058	18
Aceto Corp.	1,193	18
* OMNOVA Solutions Inc.	1,879	17
Kronos Worldwide Inc.	1,068	15
* Multi Packaging Solutions International Ltd.	797	14
KMG Chemicals Inc.	386	14
Myers Industries Inc.	973	14
Oil-Dri Corp. of America	373	13
Culp Inc.	381	13
* Landec Corp.	1,011	13
FutureFuel Corp.	959	13

31

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Gold Resource Corp.	2,363	12
LSI Industries Inc.	1,184	12
Olympic Steel Inc.	426	10
* GMS Inc.	340	10
DMC Global Inc.	669	10
* LSB Industries Inc.	749	8
* UFP Technologies Inc.	307	7
Ampco-Pittsburgh Corp.	406	6
Omega Flex Inc.	90	4
* ChromaDex Corp.	1,354	4
* Handy & Harman Ltd.	155	4
* AgroFresh Solutions Inc.	1,038	3
* Ferroglobe R&W Trust	4,465	—
		48,105
Other (0.0%)[2]
Invitation Homes Inc.	419	9
Enbridge Inc.	199	8
* Dyax Corp CVR Exp. 12/31/2019	6,727	7
* Tobira Therapeutics Inc. CV Rights	277	4
* REV Group Inc.	111	3
* Keane Group Inc.	167	3
* JELD-WEN Holding Inc.	87	3
* Jagged Peak Energy Inc.	140	2
* Media General Inc. CVR	5,133	2
* Chelsea Therapeutics International Ltd. CVR	2,322	—
* Omthera Pharmaceuticals Inc. CVR	152	—
* Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
* Clinical Data Contingent Value Rights	32	—
* Gerber Scientific Inc. CVR	223	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
		41
Producer Durables (11.0%)
General Electric Co.	458,942	13,681
3M Co.	29,058	5,415
Boeing Co.	29,815	5,374
Honeywell International Inc.	38,096	4,743
Union Pacific Corp.	42,265	4,562
United Technologies Corp.	38,723	4,358
Accenture plc Class A	31,156	3,817
United Parcel Service Inc. Class B	34,624	3,662
Lockheed Martin Corp.	12,601	3,359
Caterpillar Inc.	28,045	2,711
FedEx Corp.	12,489	2,410
Automatic Data Processing Inc.	22,690	2,328
General Dynamics Corp.	12,172	2,310
CSX Corp.	47,491	2,306
Raytheon Co.	14,816	2,284
Northrop Grumman Corp.	8,277	2,045
Illinois Tool Works Inc.	14,694	1,940
Delta Air Lines Inc.	38,836	1,939
Johnson Controls International plc	45,728	1,918
Emerson Electric Co.	31,859	1,915
Southwest Airlines Co.	32,050	1,852
Norfolk Southern Corp.	14,811	1,793
Deere & Co.	15,769	1,727
Eaton Corp. plc	23,456	1,688
Waste Management Inc.	22,147	1,624
American Airlines Group Inc.	26,263	1,218
Cummins Inc.	8,043	1,194
PACCAR Inc.	17,538	1,172
* United Continental Holdings Inc.	15,664	1,161
Parker-Hannifin Corp.	6,926	1,072
Roper Technologies Inc.	4,996	1,045
Paychex Inc.	16,354	1,004

32

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Rockwell Automation Inc.	6,577	994
Stanley Black & Decker Inc.	7,517	956
Fortive Corp.	15,048	868
Republic Services Inc. Class A	11,735	727
Textron Inc.	14,401	681
TransDigm Group Inc.	2,657	675
WW Grainger Inc.	2,722	675
Dover Corp.	8,261	662
* Verisk Analytics Inc. Class A	7,820	648
* Mettler-Toledo International Inc.	1,353	644
L3 Technologies Inc.	3,780	636
Arconic Inc.	21,684	624
* Waters Corp.	3,964	614
AMETEK Inc.	11,358	613
Rockwell Collins Inc.	6,400	612
Alaska Air Group Inc.	5,860	573
CH Robinson Worldwide Inc.	6,993	562
* United Rentals Inc.	4,362	558
Huntington Ingalls Industries Inc.	2,415	528
Cintas Corp.	4,377	517
Snap-on Inc.	2,983	506
Expeditors International of Washington Inc.	8,883	501
Kansas City Southern	5,564	493
Pentair plc	8,214	477
JB Hunt Transport Services Inc.	4,600	452
* HD Supply Holdings Inc.	9,891	425
Xylem Inc.	8,824	425
* Trimble Inc.	13,680	424
* Middleby Corp.	2,762	383
Fluor Corp.	6,875	381
Xerox Corp.	49,665	370
Spirit AeroSystems Holdings Inc. Class A	5,908	364
AO Smith Corp.	7,183	362
Avery Dennison Corp.	4,402	355
Allegion plc	4,755	345
Wabtec Corp.	4,257	341
IDEX Corp.	3,695	341
Nordson Corp.	2,790	335
Jacobs Engineering Group Inc.	5,899	333
* Stericycle Inc.	3,996	331
ManpowerGroup Inc.	3,331	323
* CoStar Group Inc.	1,576	320
* Keysight Technologies Inc.	8,490	319
B/E Aerospace Inc.	4,982	317
* JetBlue Airways Corp.	15,874	317
Hubbell Inc. Class B	2,668	316
Toro Co.	5,213	314
Carlisle Cos. Inc.	3,034	313
Robert Half International Inc.	6,350	306
* Old Dominion Freight Line Inc.	3,327	305
Flowserve Corp.	6,453	300
* Copart Inc.	4,871	288
Lincoln Electric Holdings Inc.	3,402	286
Macquarie Infrastructure Corp.	3,716	286
* AECOM	7,556	275
Orbital ATK Inc.	2,907	269
* Quanta Services Inc.	7,176	268
Donaldson Co. Inc.	6,104	262
Allison Transmission Holdings Inc.	7,038	253
Graco Inc.	2,756	250
FLIR Systems Inc.	6,681	245
Oshkosh Corp.	3,550	241
* XPO Logistics Inc.	4,671	238
* Zebra Technologies Corp.	2,535	230

33

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Genesee & Wyoming Inc. Class A	2,987	221
BWX Technologies Inc.	4,685	218
* Teledyne Technologies Inc.	1,637	215
National Instruments Corp.	6,638	214
MSC Industrial Direct Co. Inc. Class A	2,110	212
Curtiss-Wright Corp.	2,151	210
AGCO Corp.	3,334	203
Ryder System Inc.	2,629	200
Trinity Industries Inc.	7,379	198
Booz Allen Hamilton Holding Corp. Class A	5,447	195
MAXIMUS Inc.	3,177	190
Air Lease Corp. Class A	4,814	187
* Spirit Airlines Inc.	3,582	187
EMCOR Group Inc.	2,998	184
Landstar System Inc.	2,123	184
Deluxe Corp.	2,454	181
* Colfax Corp.	4,733	180
Woodward Inc.	2,527	178
ITT Inc.	4,312	177
* Kirby Corp.	2,551	177
Rollins Inc.	4,807	176
Littelfuse Inc.	1,088	176
* Genpact Ltd.	7,174	174
Crane Co.	2,370	171
Chicago Bridge & Iron Co. NV	5,000	168
Regal Beloit Corp.	2,228	166
* WESCO International Inc.	2,385	166
EnerSys	2,135	164
Copa Holdings SA Class A	1,534	163
* Conduent Inc.	9,933	160
Terex Corp.	5,101	159
HEICO Corp. Class A	2,235	159
* Clean Harbors Inc.	2,566	149
Kennametal Inc.	3,904	145
Healthcare Services Group Inc.	3,336	138
Joy Global Inc.	4,840	136
* KLX Inc.	2,666	134
* WageWorks Inc.	1,718	132
Pitney Bowes Inc.	9,581	131
* MasTec Inc.	3,226	127
Barnes Group Inc.	2,515	126
CEB Inc.	1,599	124
* Esterline Technologies Corp.	1,392	124
John Bean Technologies Corp.	1,370	122
* Hawaiian Holdings Inc.	2,506	122
* Advanced Energy Industries Inc.	1,955	121
* Generac Holdings Inc.	3,085	120
Watts Water Technologies Inc. Class A	1,843	118
* Dycom Industries Inc.	1,434	118
Brink's Co.	2,199	118
GATX Corp.	2,022	117
* On Assignment Inc.	2,488	117
* Manitowoc Foodservice Inc.	6,082	116
Allegiant Travel Co. Class A	656	114
Applied Industrial Technologies Inc.	1,797	113
Tetra Tech Inc.	2,799	113
MSA Safety Inc.	1,536	111
* Moog Inc. Class A	1,592	108
Hillenbrand Inc.	2,956	107
KBR Inc.	7,123	107
ABM Industries Inc.	2,617	107
Knight Transportation Inc.	3,256	106
* Itron Inc.	1,639	106
* Darling Ingredients Inc.	8,118	106

34

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Electronics For Imaging Inc.	2,291	106
ESCO Technologies Inc.	1,923	104
HNI Corp.	2,268	104
Granite Construction Inc.	1,933	102
UniFirst Corp.	757	101
Franklin Electric Co. Inc.	2,338	98
* Advisory Board Co.	2,069	93
Convergys Corp.	4,239	93
Covanta Holding Corp.	5,653	92
Herman Miller Inc.	3,064	91
G&K Services Inc. Class A	949	90
Brady Corp. Class A	2,295	88
Korn/Ferry International	2,762	85
* Hub Group Inc. Class A	1,690	85
HEICO Corp.	1,032	85
SkyWest Inc.	2,388	84
* FTI Consulting Inc.	2,082	84
Actuant Corp. Class A	3,088	82
* TopBuild Corp.	1,863	78
* Swift Transportation Co.	3,596	78
AZZ Inc.	1,321	77
Forward Air Corp.	1,555	77
Exponent Inc.	1,332	77
Matson Inc.	2,227	76
* ExlService Holdings Inc.	1,639	73
EnPro Industries Inc.	1,104	72
Wabash National Corp.	3,397	72
* Atlas Air Worldwide Holdings Inc.	1,243	71
* ACCO Brands Corp.	5,270	71
Triumph Group Inc.	2,535	70
Mobile Mini Inc.	2,158	70
Cubic Corp.	1,312	69
* OSI Systems Inc.	903	68
* Proto Labs Inc.	1,242	68
* TASER International Inc.	2,573	66
Steelcase Inc. Class A	4,106	66
* Herc Holdings Inc.	1,254	65
Kaman Corp.	1,232	64
Tennant Co.	904	64
Standex International Corp.	662	63
* Navistar International Corp.	2,323	63
Insperity Inc.	752	63
Albany International Corp.	1,365	62
Astec Industries Inc.	965	61
* SPX FLOW Inc.	1,788	61
* Aerojet Rocketdyne Holdings Inc.	3,075	60
* Saia Inc.	1,227	59
Werner Enterprises Inc.	2,079	58
AAR Corp.	1,655	57
* Sykes Enterprises Inc.	2,088	57
* Navigant Consulting Inc.	2,437	57
US Ecology Inc.	1,111	56
Knoll Inc.	2,466	55
Aircastle Ltd.	2,272	55
* Chart Industries Inc.	1,519	54
* SPX Corp.	2,034	54
* Tutor Perini Corp.	1,757	53
Badger Meter Inc.	1,449	53
* TrueBlue Inc.	2,034	53
RR Donnelley & Sons Co.	3,123	52
* TriNet Group Inc.	1,945	52
* Harsco Corp.	3,682	52
Encore Wire Corp.	1,087	52
Greenbrier Cos. Inc.	1,224	51

35

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
Altra Industrial Motion Corp.	1,309	51
* Team Inc.	1,464	50
Multi-Color Corp.	698	50
Triton International Ltd.	2,003	49
Heartland Express Inc.	2,380	49
Raven Industries Inc.	1,639	48
* Rush Enterprises Inc. Class A	1,392	48
MTS Systems Corp.	872	48
Briggs & Stratton Corp.	2,236	48
Federal Signal Corp.	3,210	48
CIRCOR International Inc.	764	47
Primoris Services Corp.	1,848	46
Sun Hydraulics Corp.	1,240	46
McGrath RentCorp	1,212	46
* Air Transport Services Group Inc.	2,648	45
Ship Finance International Ltd.	3,051	45
Argan Inc.	634	44
* TriMas Corp.	1,978	44
* Aegion Corp. Class A	1,890	43
Quad/Graphics Inc.	1,581	43
* Huron Consulting Group Inc.	972	42
* Lydall Inc.	819	42
* Manitowoc Co. Inc.	6,782	41
General Cable Corp.	2,430	41
^ Nordic American Tankers Ltd.	5,045	40
* Babcock & Wilcox Enterprises Inc.	2,423	40
Lindsay Corp.	490	39
Douglas Dynamics Inc.	1,142	38
ArcBest Corp.	1,273	37
Alamo Group Inc.	495	37
Kadant Inc.	592	37
* Wesco Aircraft Holdings Inc.	3,015	36
H&E Equipment Services Inc.	1,376	36
* Thermon Group Holdings Inc.	1,772	36
* Astronics Corp.	1,054	35
* ICF International Inc.	816	35
* PHH Corp.	2,770	35
Kforce Inc.	1,357	35
Kelly Services Inc. Class A	1,608	34
^ GasLog Ltd.	2,194	34
* Echo Global Logistics Inc.	1,543	34
LSC Communications Inc.	1,163	33
Essendant Inc.	2,036	32
* Paylocity Holding Corp.	907	32
Hyster-Yale Materials Handling Inc.	525	32
Marten Transport Ltd.	1,287	32
* SP Plus Corp.	976	31
* FARO Technologies Inc.	900	31
* RPX Corp.	2,883	31
Scorpio Tankers Inc.	7,747	30
* DXP Enterprises Inc.	803	28
* CBIZ Inc.	2,102	28
Teekay Corp.	2,834	28
Heidrick & Struggles International Inc.	1,118	27
Columbus McKinnon Corp.	1,056	27
Kimball International Inc. Class B	1,634	27
* Modine Manufacturing Co.	2,356	27
* Kratos Defense & Security Solutions Inc.	3,237	27
Resources Connection Inc.	1,556	26
^ Frontline Ltd.	3,761	26
* CSW Industrials Inc.	688	26
Titan International Inc.	1,914	25
Gorman-Rupp Co.	793	25
* Engility Holdings Inc.	778	24

36

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	MYR Group Inc.	614	23
*	Aerovironment Inc.	849	23
*	Casella Waste Systems Inc. Class A	1,951	23
*	Scorpio Bulkers Inc.	2,941	22
	Bristow Group Inc.	1,372	22
	DHT Holdings Inc.	4,570	21
	TeleTech Holdings Inc.	697	21
	Hackett Group Inc.	1,044	21
*	Advanced Disposal Services Inc.	947	21
	Barrett Business Services Inc.	308	20
	American Railcar Industries Inc.	425	19
*	YRC Worldwide Inc.	1,472	19
	VSE Corp.	464	19
	Teekay Tankers Ltd. Class A	7,689	18
	Mesa Laboratories Inc.	143	18
*	Vicor Corp.	1,065	17
	Forrester Research Inc.	447	16
*	Control4 Corp.	1,088	16
*	Atkore International Group Inc.	614	16
	Ennis Inc.	981	16
*	InnerWorkings Inc.	1,617	16
*	Ducommun Inc.	499	15
*	Milacron Holdings Corp.	846	15
*	Mistras Group Inc.	664	15
*	ServiceSource International Inc.	3,785	15
	Miller Industries Inc.	584	15
	Textainer Group Holdings Ltd.	916	14
*	NV5 Global Inc.	387	14
	NACCO Industries Inc. Class A	220	14
*	Liquidity Services Inc.	1,689	14
*	Energy Recovery Inc.	1,633	14
	CRA International Inc.	380	14
	Park-Ohio Holdings Corp.	303	14
*	GP Strategies Corp.	548	14
*	Gener8 Maritime Inc.	2,757	13
*	Orion Group Holdings Inc.	1,426	13
	Powell Industries Inc.	401	13
	CECO Environmental Corp.	1,137	13
*	Covenant Transportation Group Inc. Class A	640	13
*	Vectrus Inc.	526	13
*	Vishay Precision Group Inc.	750	12
	Supreme Industries Inc. Class A	610	12
	Graham Corp.	537	12
*	HC2 Holdings Inc.	2,122	12
*	Titan Machinery Inc.	818	12
*	CAI International Inc.	718	11
*	Energous Corp.	706	11
*	International Seaways Inc.	570	11
*	Great Lakes Dredge & Dock Corp.	2,437	11
	Spartan Motors Inc.	1,579	10
*	Dorian LPG Ltd.	1,112	10
*	Rush Enterprises Inc. Class B	315	10
*	Ascent Capital Group Inc. Class A	594	10
*	Heritage-Crystal Clean Inc.	628	9
*	Roadrunner Transportation Systems Inc.	1,172	9
*	Aqua Metals Inc.	507	9
*	Overseas Shipholding Group Inc. Class A	1,713	9
	Hurco Cos. Inc.	306	8
*	Hill International Inc.	1,657	8
*	Layne Christensen Co.	858	8
	FreightCar America Inc.	583	8
	Celadon Group Inc.	990	8
*,^	Plug Power Inc.	7,208	8
	Costamare Inc.	1,254	8

37

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*,^	Maxwell Technologies Inc.	1,487	8
*	IES Holdings Inc.	373	7
	Navios Maritime Acquisition Corp.	3,523	6
	Hardinge Inc.	551	6
*	TRC Cos. Inc.	517	5
*	Gencor Industries Inc.	370	5
*	Willis Lease Finance Corp.	197	5
*	Information Services Group Inc.	1,467	5
*	USA Truck Inc.	429	4
	Preformed Line Products Co.	74	3
*	American Superconductor Corp.	553	3
*	ALJ Regional Holdings Inc.	876	3
*	Tidewater Inc.	1,711	2
*	Workhorse Group Inc.	539	2
*,^	Power Solutions International Inc.	168	1
			135,467
Technology (17.5%)
	Apple Inc.	273,959	37,530
	Microsoft Corp.	379,118	24,256
*	Facebook Inc. Class A	112,183	15,205
*	Alphabet Inc. Class C	14,967	12,321
*	Alphabet Inc. Class A	14,540	12,285
	Cisco Systems Inc.	251,825	8,607
	Intel Corp.	236,143	8,548
	International Business Machines Corp.	43,785	7,873
	Oracle Corp.	148,208	6,312
	QUALCOMM Inc.	73,579	4,156
	Broadcom Ltd.	18,915	3,990
	Texas Instruments Inc.	49,503	3,793
*	Adobe Systems Inc.	24,275	2,873
*	salesforce.com Inc.	32,027	2,605
	NVIDIA Corp.	25,460	2,584
	Applied Materials Inc.	54,801	1,985
*	Yahoo! Inc.	43,336	1,979
	Hewlett Packard Enterprise Co.	85,927	1,961
*	Cognizant Technology Solutions Corp. Class A	30,106	1,784
	HP Inc.	88,922	1,545
	Intuit Inc.	12,181	1,528
	Corning Inc.	47,159	1,302
*	Electronic Arts Inc.	14,696	1,271
	Analog Devices Inc.	15,317	1,255
	Activision Blizzard Inc.	27,713	1,251
*	Micron Technology Inc.	52,258	1,225
	Western Digital Corp.	14,303	1,100
	Amphenol Corp. Class A	14,847	1,028
*	Autodesk Inc.	11,087	957
	Lam Research Corp.	7,991	947
	Skyworks Solutions Inc.	9,690	919
	Symantec Corp.	31,155	890
	Microchip Technology Inc.	10,986	797
	Linear Technology Corp.	12,066	779
*	SBA Communications Corp. Class A	6,720	778
	Xilinx Inc.	12,888	758
*	Red Hat Inc.	8,930	740
	Motorola Solutions Inc.	9,188	726
*	ServiceNow Inc.	8,157	709
	Harris Corp.	6,368	700
	KLA-Tencor Corp.	7,689	693
*	Dell Technologies Inc. Class V	10,681	678
*	Citrix Systems Inc.	8,262	652
*	Palo Alto Networks Inc.	4,273	649
	NetApp Inc.	15,025	629
	Maxim Integrated Products Inc.	13,888	615
*	Akamai Technologies Inc.	8,988	563

38

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Juniper Networks Inc.	19,880	557
*	Synopsys Inc.	7,731	552
*	Advanced Micro Devices Inc.	36,417	527
*	Workday Inc. Class A	6,171	512
	CDK Global Inc.	7,693	511
*	Twitter Inc.	31,362	495
	CDW Corp.	8,026	473
*	F5 Networks Inc.	3,282	470
	Amdocs Ltd.	7,745	470
	Computer Sciences Corp.	6,851	470
	CA Inc.	14,453	466
*	ANSYS Inc.	4,291	458
*	Cadence Design Systems Inc.	14,585	451
*	Qorvo Inc.	6,315	417
*	Gartner Inc.	3,905	403
*	Splunk Inc.	6,431	397
*	VeriSign Inc.	4,716	389
*,^	VMware Inc. Class A	4,011	361
	Leidos Holdings Inc.	6,552	349
*	Arrow Electronics Inc.	4,413	319
	Marvell Technology Group Ltd.	19,992	312
	Cognex Corp.	4,046	311
*	ON Semiconductor Corp.	20,472	310
*	PTC Inc.	5,578	301
*	NCR Corp.	6,089	293
	SS&C Technologies Holdings Inc.	8,319	291
*	Microsemi Corp.	5,536	287
	Avnet Inc.	6,190	285
	Teradyne Inc.	9,997	284
*	Fortinet Inc.	7,022	262
*	Ultimate Software Group Inc.	1,343	260
*	IAC/InterActiveCorp	3,499	259
	CSRA Inc.	8,170	244
*	Tyler Technologies Inc.	1,587	241
	Brocade Communications Systems Inc.	19,338	238
*	ARRIS International plc	9,111	235
*	CommScope Holding Co. Inc.	6,144	234
	LogMeIn Inc.	2,537	233
*	Take-Two Interactive Software Inc.	4,076	232
	Jabil Circuit Inc.	9,020	230
	Sabre Corp.	10,355	227
*	Arista Networks Inc.	1,857	221
*	Aspen Technology Inc.	3,791	220
*	Coherent Inc.	1,174	214
*	IPG Photonics Corp.	1,756	208
*	Cavium Inc.	3,068	201
	Cypress Semiconductor Corp.	14,919	198
	DST Systems Inc.	1,642	196
*	Guidewire Software Inc.	3,569	195
*	Teradata Corp.	6,247	194
	Mentor Graphics Corp.	5,234	194
*	Nuance Communications Inc.	11,198	191
	Science Applications International Corp.	2,062	179
*	Manhattan Associates Inc.	3,508	176
*	Finisar Corp.	5,239	175
*	EPAM Systems Inc.	2,381	175
	MKS Instruments Inc.	2,665	175
*	Ciena Corp.	6,550	173
*	ViaSat Inc.	2,463	170
	SYNNEX Corp.	1,444	169
*	Universal Display Corp.	1,989	169
	Blackbaud Inc.	2,338	167
	Monolithic Power Systems Inc.	1,898	167
*	NetScout Systems Inc.	4,492	166

39

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Cirrus Logic Inc.	3,068	166
* Proofpoint Inc.	2,006	158
* Ellie Mae Inc.	1,635	156
* Integrated Device Technology Inc.	6,415	153
* Tech Data Corp.	1,742	152
* Entegris Inc.	7,069	150
* CACI International Inc. Class A	1,154	145
InterDigital Inc.	1,685	142
* Sanmina Corp.	3,619	141
* Tableau Software Inc. Class A	2,638	139
* Silicon Laboratories Inc.	2,036	137
* GrubHub Inc.	3,812	134
* Cree Inc.	4,786	130
Dolby Laboratories Inc. Class A	2,498	122
* Paycom Software Inc.	2,223	120
* Anixter International Inc.	1,436	120
* Lumentum Holdings Inc.	2,573	118
* Verint Systems Inc.	3,089	117
* EchoStar Corp. Class A	2,180	116
* ACI Worldwide Inc.	5,856	115
* Yelp Inc. Class A	3,302	111
* Acxiom Corp.	3,895	111
* Viavi Solutions Inc.	10,915	109
* TiVo Corp.	5,879	109
* Zendesk Inc.	3,873	105
* VeriFone Systems Inc.	5,095	105
* Cornerstone OnDemand Inc.	2,495	104
* Mercury Systems Inc.	2,769	103
Vishay Intertechnology Inc.	6,523	103
* II-VI Inc.	2,894	103
* Semtech Corp.	3,061	102
* DigitalGlobe Inc.	3,166	100
Diebold Nixdorf Inc.	3,263	99
* CommVault Systems Inc.	1,965	96
* Zynga Inc. Class A	36,346	96
* Synaptics Inc.	1,796	95
* Ambarella Inc.	1,608	95
Plantronics Inc.	1,715	92
* NETGEAR Inc.	1,656	91
AVX Corp.	5,787	90
* Plexus Corp.	1,578	88
* NeuStar Inc. Class A	2,666	88
Xperi Corp.	2,462	88
* Inphi Corp.	1,850	87
* Knowles Corp.	4,476	85
Power Integrations Inc.	1,337	85
* RealPage Inc.	2,495	84
* MicroStrategy Inc. Class A	438	84
* HubSpot Inc.	1,407	84
* GoDaddy Inc. Class A	2,234	82
* FireEye Inc.	7,187	81
* Insight Enterprises Inc.	1,903	81
* Envestnet Inc.	2,074	80
Pegasystems Inc.	1,860	80
* 3D Systems Corp.	5,162	78
* Benchmark Electronics Inc.	2,514	78
* iRobot Corp.	1,368	78
* RingCentral Inc. Class A	2,824	75
Ebix Inc.	1,203	75
Methode Electronics Inc.	1,809	75
* Rogers Corp.	898	74
Progress Software Corp.	2,562	73
* MACOM Technology Solutions Holdings Inc.	1,582	73
* MaxLinear Inc.	2,758	72

40

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
	Brooks Automation Inc.	3,392	71
*	Groupon Inc. Class A	16,592	70
*	Rambus Inc.	5,558	70
*	Fabrinet	1,668	69
*	Infinera Corp.	6,299	68
	NIC Inc.	3,219	68
*	Ixia	3,372	66
*	Ubiquiti Networks Inc.	1,239	61
*	BroadSoft Inc.	1,404	60
*	Imperva Inc.	1,465	60
*	Callidus Software Inc.	3,106	59
	CSG Systems International Inc.	1,477	58
	American Software Inc. Class A	5,548	57
*	Gigamon Inc.	1,661	57
	ADTRAN Inc.	2,669	56
	Sapiens International Corp. NV	3,781	55
*	TTM Technologies Inc.	3,383	55
*	Veeco Instruments Inc.	1,988	54
*	ScanSource Inc.	1,338	54
*	Synchronoss Technologies Inc.	1,943	53
*	Amkor Technology Inc.	5,337	52
	IXYS Corp.	4,224	52
*	InvenSense Inc.	4,219	52
*	Super Micro Computer Inc.	1,983	52
*	Qualys Inc.	1,385	48
*	SPS Commerce Inc.	871	48
*	Diodes Inc.	2,011	48
	ManTech International Corp. Class A	1,277	47
*	Bottomline Technologies de Inc.	1,853	46
*	Black Knight Financial Services Inc. Class A	1,192	46
*	Q2 Holdings Inc.	1,255	45
*,^	Globant SA	1,228	45
*,^	Stratasys Ltd.	2,220	44
*	ePlus Inc.	345	44
*	Cray Inc.	2,092	44
*	Lattice Semiconductor Corp.	5,942	42
*	Oclaro Inc.	4,930	42
*	Atlassian Corp. plc Class A	1,444	41
*	Box Inc.	2,308	41
*	Novanta Inc.	1,650	40
*	Jive Software Inc.	9,096	40
*	Web.com Group Inc.	2,079	40
*	TrueCar Inc.	2,844	40
	Monotype Imaging Holdings Inc.	1,976	40
*	FormFactor Inc.	3,510	37
*	Virtusa Corp.	1,203	37
*	Pure Storage Inc. Class A	3,270	37
	CTS Corp.	1,676	37
*	GTT Communications Inc.	1,310	37
*	New Relic Inc.	1,036	36
*	Unisys Corp.	2,621	36
*	Ultratech Inc.	1,212	35
*	Nanometrics Inc.	1,261	34
*	Inovalon Holdings Inc. Class A	2,826	34
*	Applied Optoelectronics Inc.	681	31
*	Nimble Storage Inc.	3,352	30
*	Loral Space & Communications Inc.	740	30
*	Photronics Inc.	2,822	30
*	PROS Holdings Inc.	1,298	30
*	PDF Solutions Inc.	1,406	30
*	Twilio Inc. Class A	933	30
*	Telenav Inc.	3,614	29
*	Bankrate Inc.	2,690	29
*	CEVA Inc.	863	29

41

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
* Extreme Networks Inc.	4,570	29
* Barracuda Networks Inc.	1,153	27
* Blucora Inc.	1,740	27
* Perficient Inc.	1,491	27
* Axcelis Technologies Inc.	1,750	27
* Rudolph Technologies Inc.	1,257	27
* ShoreTel Inc.	3,985	26
Syntel Inc.	1,447	26
* Exar Corp.	2,447	26
* A10 Networks Inc.	2,702	26
* Silver Spring Networks Inc.	2,043	25
* Match Group Inc.	1,479	24
* Endurance International Group Holdings Inc.	2,810	24
* Hortonworks Inc.	2,332	23
* CalAmp Corp.	1,427	23
* Actua Corp.	1,685	23
* VASCO Data Security International Inc.	1,772	23
* Xcerra Corp.	2,624	23
* Vocera Communications Inc.	1,100	23
* Ultra Clean Holdings Inc.	1,547	21
* Five9 Inc.	1,338	21
* CommerceHub Inc.	1,292	21
* Rubicon Project Inc.	2,362	21
* Alpha & Omega Semiconductor Ltd.	1,064	21
* Kimball Electronics Inc.	1,243	20
* Bazaarvoice Inc.	4,496	20
NVE Corp.	254	20
* MINDBODY Inc. Class A	737	20
* Nutanix Inc.	625	19
* Benefitfocus Inc.	696	19
* Sonus Networks Inc.	3,000	18
* Alarm.com Holdings Inc.	620	18
* Carbonite Inc.	900	18
* Harmonic Inc.	3,210	17
* NeoPhotonics Corp.	1,689	17
Cohu Inc.	1,027	17
* LivePerson Inc.	2,367	17
Comtech Telecommunications Corp.	1,383	16
* Xactly Corp.	1,221	15
* pdvWireless Inc.	578	15
Park Electrochemical Corp.	777	15
* Digi International Inc.	1,191	15
* Workiva Inc.	976	15
* Park City Group Inc.	1,005	14
* KEYW Holding Corp.	1,419	14
* Lionbridge Technologies Inc.	2,370	14
* Coupa Software Inc.	511	14
* Zix Corp.	2,658	13
* Acacia Research Corp.	2,241	13
Bel Fuse Inc. Class B	501	13
* RetailMeNot Inc.	1,402	13
PC Connection Inc.	468	13
Daktronics Inc.	1,322	12
* Immersion Corp.	1,130	12
* Blackline Inc.	430	12
* Calix Inc.	1,743	12
* Brightcove Inc.	1,425	12
* Kopin Corp.	3,357	12
* DSP Group Inc.	1,117	12
* ChannelAdvisor Corp.	1,058	11
* Evolent Health Inc. Class A	577	11
* Agilysys Inc.	1,214	11
* Sparton Corp.	473	11
* Rapid7 Inc.	710	11

42

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

			Market
			Value
		Shares	($000)
*	CommerceHub Inc. Class A	642	11
*	Varonis Systems Inc.	381	10
*	Exa Corp.	662	10
	QAD Inc. Class A	377	10
*	Silicom Ltd.	271	10
*	Everbridge Inc.	533	10
*	MeetMe Inc.	1,949	9
*	Sigma Designs Inc.	1,602	9
*	Tangoe Inc.	1,610	9
*	Impinj Inc.	323	9
*	Mitek Systems Inc.	1,392	9
*	Electro Scientific Industries Inc.	1,302	9
*,^	Glu Mobile Inc.	4,345	8
*	Avid Technology Inc.	1,471	8
*	KVH Industries Inc.	798	8
*	Global Eagle Entertainment Inc.	1,683	7
*	Model N Inc.	690	7
*	Digimarc Corp.	286	7
*	MobileIron Inc.	1,432	7
*	USA Technologies Inc.	1,698	7
*	GigPeak Inc.	2,207	7
*	Radisys Corp.	1,688	6
*	Appfolio Inc.	248	6
	Black Box Corp.	665	6
*	Limelight Networks Inc.	2,595	6
*	Autobytel Inc.	414	5
*,^	VirnetX Holding Corp.	1,963	4
*	RealNetworks Inc.	553	3
*	Acacia Communications Inc.	44	2
*	Majesco	282	1
*	Guidance Software Inc.	189	1
			216,272
Utilities (5.4%)
	AT&T Inc.	308,431	12,889
	Verizon Communications Inc.	204,336	10,141
	NextEra Energy Inc.	22,980	3,010
	Duke Energy Corp.	33,757	2,787
	Dominion Resources Inc.	30,690	2,383
	Southern Co.	45,382	2,306
	PG&E Corp.	24,746	1,652
	American Electric Power Co. Inc.	24,502	1,641
	Exelon Corp.	44,178	1,622
	Sempra Energy	12,399	1,367
	Edison International	15,816	1,261
	PPL Corp.	33,974	1,253
	Consolidated Edison Inc.	15,364	1,184
	Public Service Enterprise Group Inc.	25,313	1,164
	Xcel Energy Inc.	26,290	1,149
	Eversource Energy	16,793	985
	WEC Energy Group Inc.	15,554	937
	DTE Energy Co.	9,094	922
*	T-Mobile US Inc.	14,080	880
*	Level 3 Communications Inc.	14,871	851
	American Water Works Co. Inc.	9,194	717
	FirstEnergy Corp.	20,988	681
	Ameren Corp.	12,375	677
	Entergy Corp.	8,812	676
	CenturyLink Inc.	26,407	641
	CMS Energy Corp.	13,610	606
	CenterPoint Energy Inc.	21,269	581
	Pinnacle West Capital Corp.	5,470	450
	SCANA Corp.	6,375	442
	Alliant Energy Corp.	11,043	436
	NiSource Inc.	17,906	428

43

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

		Market
		Value
	Shares	($000)
UGI Corp.	8,496	410
Atmos Energy Corp.	5,014	393
Westar Energy Inc. Class A	6,953	375
AES Corp.	31,948	368
OGE Energy Corp.	9,881	364
* Sprint Corp.	36,752	324
Great Plains Energy Inc.	10,601	308
Aqua America Inc.	8,911	283
National Fuel Gas Co.	4,307	260
MDU Resources Group Inc.	9,566	259
NRG Energy Inc.	15,582	258
* Zayo Group Holdings Inc.	8,151	257
* Calpine Corp.	21,672	254
Vectren Corp.	4,114	232
IDACORP Inc.	2,544	211
WGL Holdings Inc.	2,441	204
Portland General Electric Co.	4,465	202
Southwest Gas Holdings Inc.	2,263	194
j2 Global Inc.	2,328	190
^ Frontier Communications Corp.	58,111	170
New Jersey Resources Corp.	4,321	170
Hawaiian Electric Industries Inc.	5,113	170
ALLETE Inc.	2,492	167
Black Hills Corp.	2,544	165
ONE Gas Inc.	2,466	162
Spire Inc.	2,230	147
NorthWestern Corp.	2,430	142
PNM Resources Inc.	3,792	138
South Jersey Industries Inc.	3,804	133
Telephone & Data Systems Inc.	4,660	126
Avista Corp.	3,083	123
Avangrid Inc.	2,715	119
MGE Energy Inc.	1,755	112
Ormat Technologies Inc.	1,903	105
El Paso Electric Co.	1,895	93
California Water Service Group	2,279	84
NRG Yield Inc. Class A	4,869	82
Cogent Communications Holdings Inc.	1,906	79
American States Water Co.	1,734	78
Northwest Natural Gas Co.	1,268	76
Otter Tail Corp.	1,962	74
^ Windstream Holdings Inc.	9,679	72
Pattern Energy Group Inc. Class A	3,344	69
* 8x8 Inc.	4,481	68
Atlantica Yield plc	2,932	64
Shenandoah Telecommunications Co.	2,241	63
West Corp.	2,296	55
* Vonage Holdings Corp.	8,814	53
Consolidated Communications Holdings Inc.	2,333	53
Chesapeake Utilities Corp.	741	51
Artesian Resources Corp. Class A	1,344	44
* Cincinnati Bell Inc.	2,231	43
* Dynegy Inc.	5,265	42
ATN International Inc.	589	40
SJW Group	812	39
* Iridium Communications Inc.	4,446	39
Connecticut Water Service Inc.	620	35
Middlesex Water Co.	890	33
NRG Yield Inc.	1,799	31
* General Communication Inc. Class A	1,479	30
* United States Cellular Corp.	755	28
* Globalstar Inc.	19,364	27
* Gogo Inc.	2,437	26
Unitil Corp.	572	25

44

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2017

					Market
					Value
				Shares	($000)
*	ORBCOMM Inc.			2,735	23
	York Water Co.			601	22
*	Lumos Networks Corp.			1,131	20
*	Boingo Wireless Inc.			1,723	19
*	Straight Path Communications Inc. Class B			483	16
	Spok Holdings Inc.			864	16
	IDT Corp. Class B			698	13
*	FairPoint Communications Inc.			798	13
*	Atlantic Power Corp.			5,183	12
*	Hawaiian Telcom Holdco Inc.			483	12
	Delta Natural Gas Co. Inc.			327	10
*	AquaVenture Holdings Ltd.			566	9
*	NII Holdings Inc.			2,537	5
*	Intelsat SA			799	4
	Global Water Resources Inc.			391	3

					66,007

Total Common Stocks (Cost $1,061,786)					1,229,520

		Coupon

Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
3,4	Vanguard Market Liquidity Fund	0.864%		33,221	3,322

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.564%-0.579%	5/4/17	300	300

Total Temporary Cash Investments (Cost $3,622)					3,622

Total Investments (100.0%) (Cost $1,065,408)					1,233,142
Other Assets and Liabilities—Net (0.0%)[4]					(438)
Net Assets (100%)					1,232,704

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,794,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes a portion of $1,960,000 of collateral received for securities on loan.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

45

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542 042017

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
United States Treasury Note/Bond	1.250%	12/31/18	9,000	9,008
1 United States Treasury Note/Bond	1.125%	1/31/19	55,000	54,897
United States Treasury Note/Bond	1.125%	2/28/19	938	935
United States Treasury Note/Bond	1.375%	2/15/20	115,285	114,907
United States Treasury Note/Bond	1.875%	2/28/22	63,890	63,830

Total U.S. Government and Agency Obligations (Cost $243,742)				243,577

Corporate Bonds (98.1%)
Finance (39.8%)
Banking (32.0%)
American Express Co.	7.000%	3/19/18	25,446	26,862
American Express Co.	1.550%	5/22/18	12,484	12,479
American Express Co.	8.125%	5/20/19	1,600	1,809
American Express Credit Corp.	2.125%	7/27/18	10,379	10,443
American Express Credit Corp.	1.800%	7/31/18	11,395	11,419
American Express Credit Corp.	1.875%	11/5/18	10,340	10,362
American Express Credit Corp.	2.125%	3/18/19	16,902	16,997
American Express Credit Corp.	2.250%	8/15/19	15,914	16,041
American Express Credit Corp.	1.700%	10/30/19	1,775	1,762
American Express Credit Corp.	2.200%	3/3/20	10,000	9,990
American Express Credit Corp.	2.375%	5/26/20	21,842	21,934
American Express Credit Corp.	2.600%	9/14/20	17,275	17,439
American Express Credit Corp.	2.250%	5/5/21	19,976	19,801
American Express Credit Corp.	2.700%	3/3/22	6,000	5,987
Associates Corp. of North America	6.950%	11/1/18	90	97
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	10,325	10,301
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	9,130	9,164
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	11,380	11,443
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	10,700	10,585
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	10,600	10,593
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,024	9,091
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	12,400	12,264
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	11,500	11,442
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	12,225	12,330
Bancolombia SA	5.950%	6/3/21	8,100	8,859
Bank of America Corp.	6.000%	9/1/17	4	4
Bank of America Corp.	6.875%	4/25/18	57,756	61,057
Bank of America Corp.	5.650%	5/1/18	36,353	37,926
Bank of America Corp.	1.950%	5/12/18	825	827
Bank of America Corp.	6.500%	7/15/18	5,154	5,465
Bank of America Corp.	6.875%	11/15/18	8,725	9,436
Bank of America Corp.	2.600%	1/15/19	50,995	51,624
Bank of America Corp.	5.490%	3/15/19	3,450	3,661
Bank of America Corp.	2.650%	4/1/19	38,072	38,570
Bank of America Corp.	7.625%	6/1/19	26,954	30,167
Bank of America Corp.	2.250%	4/21/20	29,305	29,332
Bank of America Corp.	5.625%	7/1/20	32,515	35,795
Bank of America Corp.	2.625%	10/19/20	31,921	32,082
Bank of America Corp.	2.151%	11/9/20	7,920	7,837
Bank of America Corp.	5.875%	1/5/21	14,980	16,742
Bank of America Corp.	2.625%	4/19/21	12,195	12,201
Bank of America Corp.	5.000%	5/13/21	19,374	21,064
Bank of America Corp.	5.700%	1/24/22	32,766	36,759
2 Bank of America Corp.	3.124%	1/20/23	17,880	17,898
Bank of America NA	1.650%	3/26/18	16,116	16,144
Bank of America NA	1.750%	6/5/18	28,600	28,680
Bank of America NA	2.050%	12/7/18	14,545	14,637
Bank of Montreal	1.450%	4/9/18	12,869	12,858
Bank of Montreal	1.400%	4/10/18	11,975	11,961
Bank of Montreal	1.800%	7/31/18	6,950	6,967
Bank of Montreal	1.350%	8/28/18	6,450	6,422

1

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Montreal	2.375%	1/25/19	13,963	14,112
Bank of Montreal	1.500%	7/18/19	18,302	18,133
Bank of Montreal	2.100%	12/12/19	11,605	11,656
Bank of Montreal	1.900%	8/27/21	21,174	20,669
Bank of New York Mellon Corp.	1.350%	3/6/18	9,034	9,024
Bank of New York Mellon Corp.	1.600%	5/22/18	590	590
Bank of New York Mellon Corp.	2.100%	8/1/18	4,096	4,120
Bank of New York Mellon Corp.	2.100%	1/15/19	10,541	10,611
Bank of New York Mellon Corp.	2.200%	3/4/19	7,950	8,005
Bank of New York Mellon Corp.	2.200%	5/15/19	11,325	11,424
Bank of New York Mellon Corp.	5.450%	5/15/19	3,500	3,765
Bank of New York Mellon Corp.	2.300%	9/11/19	12,653	12,760
Bank of New York Mellon Corp.	4.600%	1/15/20	1,225	1,312
Bank of New York Mellon Corp.	2.150%	2/24/20	17,206	17,271
Bank of New York Mellon Corp.	2.600%	8/17/20	12,435	12,571
Bank of New York Mellon Corp.	2.450%	11/27/20	16,677	16,767
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,121
Bank of New York Mellon Corp.	2.500%	4/15/21	9,886	9,912
Bank of New York Mellon Corp.	2.050%	5/3/21	13,900	13,669
Bank of New York Mellon Corp.	3.550%	9/23/21	12,567	13,103
Bank of New York Mellon Corp.	2.600%	2/7/22	12,000	11,966
Bank of Nova Scotia	1.450%	4/25/18	12,060	12,051
Bank of Nova Scotia	1.700%	6/11/18	13,800	13,818
Bank of Nova Scotia	2.050%	10/30/18	17,506	17,626
Bank of Nova Scotia	1.950%	1/15/19	4,812	4,827
Bank of Nova Scotia	2.050%	6/5/19	18,640	18,710
Bank of Nova Scotia	1.650%	6/14/19	15,509	15,423
Bank of Nova Scotia	2.350%	10/21/20	11,635	11,668
Bank of Nova Scotia	4.375%	1/13/21	5,100	5,449
Bank of Nova Scotia	2.450%	3/22/21	14,934	14,937
Bank of Nova Scotia	2.800%	7/21/21	10,389	10,537
Barclays Bank plc	5.125%	1/8/20	6,090	6,480
Barclays Bank plc	5.140%	10/14/20	12,200	12,993
Barclays plc	2.000%	3/16/18	8,775	8,793
Barclays plc	2.750%	11/8/19	22,385	22,536
Barclays plc	2.875%	6/8/20	10,590	10,658
Barclays plc	3.250%	1/12/21	24,065	24,295
Barclays plc	3.200%	8/10/21	15,775	15,876
BB&T Corp.	1.450%	1/12/18	8,185	8,188
BB&T Corp.	2.050%	6/19/18	13,483	13,544
BB&T Corp.	2.250%	2/1/19	13,150	13,245
BB&T Corp.	6.850%	4/30/19	3,150	3,462
BB&T Corp.	5.250%	11/1/19	5,312	5,715
BB&T Corp.	2.450%	1/15/20	16,125	16,291
BB&T Corp.	2.625%	6/29/20	3,645	3,690
BB&T Corp.	2.050%	5/10/21	15,200	14,958
Bear Stearns Cos. LLC	4.650%	7/2/18	7,890	8,172
BNP Paribas SA	2.700%	8/20/18	15,645	15,834
BNP Paribas SA	2.400%	12/12/18	23,002	23,210
BNP Paribas SA	2.450%	3/17/19	4,200	4,234
BNP Paribas SA	2.375%	5/21/20	18,418	18,353
BNP Paribas SA	5.000%	1/15/21	26,901	29,091
BPCE SA	2.500%	12/10/18	11,700	11,795
BPCE SA	2.500%	7/15/19	9,225	9,276
BPCE SA	2.250%	1/27/20	15,805	15,691
BPCE SA	2.650%	2/3/21	6,620	6,587
BPCE SA	2.750%	12/2/21	19,350	19,269
Branch Banking & Trust Co.	2.300%	10/15/18	9,879	9,968
Branch Banking & Trust Co.	1.450%	5/10/19	18,609	18,444
Branch Banking & Trust Co.	2.100%	1/15/20	3,500	3,500
Branch Banking & Trust Co.	2.850%	4/1/21	6,591	6,682
Branch Banking & Trust Co.	2.625%	1/15/22	5,000	5,010
Canadian Imperial Bank of Commerce	1.600%	9/6/19	14,890	14,760
Capital One Bank USA NA	2.150%	11/21/18	4,900	4,912

2

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Capital One Bank USA NA	2.250%	2/13/19	21,650	21,726
Capital One Bank USA NA	2.300%	6/5/19	6,425	6,445
Capital One Bank USA NA	8.800%	7/15/19	5,327	6,102
Capital One Financial Corp.	2.450%	4/24/19	16,950	17,100
Capital One Financial Corp.	4.750%	7/15/21	14,889	16,105
Capital One NA	1.500%	3/22/18	5,256	5,246
Capital One NA	2.350%	8/17/18	10,413	10,481
Capital One NA	2.400%	9/5/19	7,700	7,720
Capital One NA	1.850%	9/13/19	11,150	11,040
Capital One NA	2.350%	1/31/20	17,500	17,514
Capital One NA	2.950%	7/23/21	10,065	10,184
Capital One NA	2.250%	9/13/21	11,200	10,981
Citigroup Inc.	1.700%	4/27/18	31,065	31,056
Citigroup Inc.	1.750%	5/1/18	21,888	21,892
Citigroup Inc.	6.125%	5/15/18	8,931	9,392
Citigroup Inc.	2.150%	7/30/18	12,735	12,796
Citigroup Inc.	2.500%	9/26/18	19,600	19,770
Citigroup Inc.	2.050%	12/7/18	17,240	17,286
Citigroup Inc.	2.550%	4/8/19	24,649	24,914
Citigroup Inc.	8.500%	5/22/19	2,350	2,671
Citigroup Inc.	2.050%	6/7/19	6,500	6,501
Citigroup Inc.	2.500%	7/29/19	19,699	19,886
Citigroup Inc.	2.450%	1/10/20	20,000	20,083
Citigroup Inc.	2.400%	2/18/20	29,755	29,798
Citigroup Inc.	5.375%	8/9/20	7,074	7,737
Citigroup Inc.	2.650%	10/26/20	26,033	26,142
Citigroup Inc.	2.700%	3/30/21	31,100	31,121
Citigroup Inc.	2.350%	8/2/21	7,027	6,913
Citigroup Inc.	2.900%	12/8/21	37,871	37,934
Citigroup Inc.	4.500%	1/14/22	33,983	36,350
Citizens Bank NA	1.600%	12/4/17	3,600	3,603
Citizens Bank NA	2.300%	12/3/18	5,400	5,429
Citizens Bank NA	2.500%	3/14/19	3,764	3,794
Citizens Bank NA	2.450%	12/4/19	6,250	6,292
Citizens Bank NA	2.250%	3/2/20	7,000	6,988
Citizens Bank NA	2.550%	5/13/21	14,000	13,916
Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,974
City National Corp.	5.250%	9/15/20	2,050	2,237
Comerica Inc.	2.125%	5/23/19	7,075	7,070
Commonwealth Bank of Australia	1.625%	3/12/18	18,475	18,493
Commonwealth Bank of Australia	2.500%	9/20/18	18,310	18,508
Commonwealth Bank of Australia	1.750%	11/2/18	8,025	8,011
Commonwealth Bank of Australia	2.250%	3/13/19	17,050	17,125
Commonwealth Bank of Australia	2.050%	3/15/19	6,205	6,209
Commonwealth Bank of Australia	2.300%	9/6/19	12,600	12,668
Commonwealth Bank of Australia	2.300%	3/12/20	500	500
Commonwealth Bank of Australia	2.400%	11/2/20	10,685	10,659
Commonwealth Bank of Australia	2.550%	3/15/21	9,750	9,752
Compass Bank	2.750%	9/29/19	2,885	2,880
Cooperatieve Rabobank UA	1.700%	3/19/18	18,650	18,673
Cooperatieve Rabobank UA	2.250%	1/14/19	22,246	22,372
Cooperatieve Rabobank UA	1.375%	8/9/19	7,550	7,432
Cooperatieve Rabobank UA	2.250%	1/14/20	14,550	14,570
Cooperatieve Rabobank UA	4.500%	1/11/21	10,731	11,509
Cooperatieve Rabobank UA	2.500%	1/19/21	27,080	27,055
Cooperatieve Rabobank UA	2.750%	1/10/22	17,500	17,543
Cooperatieve Rabobank UA	3.875%	2/8/22	20,555	21,687
Credit Suisse AG	1.700%	4/27/18	26,196	26,186
Credit Suisse AG	2.300%	5/28/19	30,356	30,524
Credit Suisse AG	5.300%	8/13/19	10,478	11,238
Credit Suisse AG	5.400%	1/14/20	18,942	20,348
Credit Suisse AG	4.375%	8/5/20	2,305	2,451
Credit Suisse AG	3.000%	10/29/21	22,574	22,778
3 Credit Suisse Group AG	3.574%	1/9/23	10,000	9,989

3

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	17,500	17,460
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	20,365	20,427
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	20,360	20,645
Deutsche Bank AG	2.500%	2/13/19	23,386	23,400
Deutsche Bank AG	2.850%	5/10/19	18,073	18,150
Deutsche Bank AG	2.950%	8/20/20	2,065	2,060
Deutsche Bank AG	3.125%	1/13/21	15,073	15,018
Deutsche Bank AG	3.375%	5/12/21	22,025	22,145
3 Deutsche Bank AG	4.250%	10/14/21	2,625	2,651
Discover Bank	2.600%	11/13/18	7,750	7,816
Discover Bank	7.000%	4/15/20	3,900	4,361
Discover Bank	3.100%	6/4/20	17,812	18,167
Discover Bank	3.200%	8/9/21	5,200	5,255
Fifth Third Bancorp	4.500%	6/1/18	1,875	1,936
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,344
Fifth Third Bancorp	2.875%	7/27/20	15,879	16,140
Fifth Third Bank	2.150%	8/20/18	9,935	10,002
Fifth Third Bank	2.300%	3/15/19	10,900	10,981
Fifth Third Bank	2.375%	4/25/19	9,050	9,137
Fifth Third Bank	1.625%	9/27/19	7,725	7,642
Fifth Third Bank	2.250%	6/14/21	12,000	11,873
Fifth Third Bank	2.875%	10/1/21	15,490	15,698
First Horizon National Corp.	3.500%	12/15/20	6,750	6,906
First Niagara Financial Group Inc.	6.750%	3/19/20	3,200	3,596
First Republic Bank	2.375%	6/17/19	4,220	4,213
Goldman Sachs Group Inc.	6.150%	4/1/18	41,894	43,860
Goldman Sachs Group Inc.	2.900%	7/19/18	30,288	30,779
Goldman Sachs Group Inc.	2.625%	1/31/19	33,538	33,930
Goldman Sachs Group Inc.	7.500%	2/15/19	30,154	33,314
Goldman Sachs Group Inc.	2.000%	4/25/19	2,000	1,997
Goldman Sachs Group Inc.	2.550%	10/23/19	25,556	25,794
Goldman Sachs Group Inc.	2.300%	12/13/19	28,340	28,344
Goldman Sachs Group Inc.	5.375%	3/15/20	26,716	28,980
Goldman Sachs Group Inc.	2.600%	4/23/20	27,462	27,644
Goldman Sachs Group Inc.	6.000%	6/15/20	17,544	19,456
Goldman Sachs Group Inc.	2.750%	9/15/20	26,953	27,181
Goldman Sachs Group Inc.	2.875%	2/25/21	13,973	14,095
Goldman Sachs Group Inc.	2.625%	4/25/21	21,950	21,944
Goldman Sachs Group Inc.	5.250%	7/27/21	35,363	38,846
Goldman Sachs Group Inc.	2.350%	11/15/21	10,000	9,776
Goldman Sachs Group Inc.	5.750%	1/24/22	54,096	60,942
Goldman Sachs Group Inc.	3.000%	4/26/22	15,800	15,769
HSBC Bank USA NA	4.875%	8/24/20	12,986	13,837
HSBC Holdings plc	3.400%	3/8/21	35,414	36,290
HSBC Holdings plc	5.100%	4/5/21	28,102	30,497
HSBC Holdings plc	2.950%	5/25/21	24,285	24,376
HSBC Holdings plc	2.650%	1/5/22	44,650	43,957
HSBC Holdings plc	4.875%	1/14/22	9,870	10,657
HSBC USA Inc.	1.700%	3/5/18	10,764	10,766
HSBC USA Inc.	2.000%	8/7/18	5,550	5,554
HSBC USA Inc.	2.625%	9/24/18	5,734	5,788
HSBC USA Inc.	2.250%	6/23/19	6,900	6,909
HSBC USA Inc.	2.375%	11/13/19	11,375	11,399
HSBC USA Inc.	2.350%	3/5/20	22,655	22,630
HSBC USA Inc.	2.750%	8/7/20	10,574	10,657
HSBC USA Inc.	5.000%	9/27/20	5,500	5,889
Huntington Bancshares Inc.	2.600%	8/2/18	3,875	3,908
Huntington Bancshares Inc.	7.000%	12/15/20	4,075	4,670
Huntington Bancshares Inc.	3.150%	3/14/21	10,767	10,938
Huntington Bancshares Inc.	2.300%	1/14/22	10,980	10,702
Huntington National Bank	2.000%	6/30/18	10,550	10,577
Huntington National Bank	2.200%	11/6/18	6,700	6,728
Huntington National Bank	2.200%	4/1/19	6,300	6,312
Huntington National Bank	2.400%	4/1/20	10,325	10,283

4

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Huntington National Bank	2.875%	8/20/20	3,250	3,295
Intesa Sanpaolo SPA	3.875%	1/15/19	15,157	15,451
Itau Corpbanca	3.125%	1/15/18	7,100	7,179
3 Itau Corpbanca	3.875%	9/22/19	2,000	2,066
JPMorgan Chase & Co.	1.700%	3/1/18	27,823	27,877
JPMorgan Chase & Co.	1.625%	5/15/18	28,402	28,426
JPMorgan Chase & Co.	2.350%	1/28/19	17,650	17,836
JPMorgan Chase & Co.	1.850%	3/22/19	15,659	15,667
JPMorgan Chase & Co.	6.300%	4/23/19	29,360	32,013
JPMorgan Chase & Co.	2.200%	10/22/19	10,701	10,749
JPMorgan Chase & Co.	2.250%	1/23/20	50,728	50,927
JPMorgan Chase & Co.	4.950%	3/25/20	9,954	10,760
JPMorgan Chase & Co.	2.750%	6/23/20	34,165	34,685
JPMorgan Chase & Co.	4.400%	7/22/20	20,250	21,615
JPMorgan Chase & Co.	4.250%	10/15/20	27,702	29,557
JPMorgan Chase & Co.	2.550%	10/29/20	31,754	31,921
JPMorgan Chase & Co.	2.550%	3/1/21	26,681	26,740
JPMorgan Chase & Co.	4.625%	5/10/21	16,850	18,166
JPMorgan Chase & Co.	2.400%	6/7/21	16,000	15,915
JPMorgan Chase & Co.	2.295%	8/15/21	37,130	36,685
JPMorgan Chase & Co.	4.350%	8/15/21	28,010	30,031
JPMorgan Chase & Co.	4.500%	1/24/22	41,205	44,461
JPMorgan Chase Bank NA	1.450%	9/21/18	3,934	3,924
JPMorgan Chase Bank NA	1.650%	9/23/19	10,173	10,139
KeyBank NA	1.700%	6/1/18	13,910	13,942
KeyBank NA	2.350%	3/8/19	11,870	11,932
KeyBank NA	1.600%	8/22/19	8,300	8,216
KeyBank NA	2.500%	12/15/19	8,215	8,298
KeyBank NA	2.250%	3/16/20	9,338	9,360
KeyBank NA	2.500%	11/22/21	4,750	4,718
KeyCorp	2.300%	12/13/18	8,951	8,997
KeyCorp	2.900%	9/15/20	7,000	7,128
KeyCorp	5.100%	3/24/21	8,350	9,128
Lloyds Bank plc	2.300%	11/27/18	7,700	7,754
Lloyds Bank plc	2.700%	8/17/20	12,500	12,608
Lloyds Bank plc	6.375%	1/21/21	15,765	17,915
Lloyds Banking Group plc	3.100%	7/6/21	6,180	6,234
Lloyds Banking Group plc	3.000%	1/11/22	31,000	30,965
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,980	2,977
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,675	10,786
Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,650	11,733
Manufacturers & Traders Trust Co.	2.100%	2/6/20	6,075	6,075
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	42,907	43,319
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	9,600	9,347
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,250	9,319
Mizuho Financial Group Inc.	2.273%	9/13/21	11,100	10,823
Morgan Stanley	6.625%	4/1/18	33,821	35,560
Morgan Stanley	2.125%	4/25/18	23,597	23,725
Morgan Stanley	2.200%	12/7/18	4,395	4,417
Morgan Stanley	2.500%	1/24/19	20,476	20,679
Morgan Stanley	2.450%	2/1/19	31,906	32,183
Morgan Stanley	7.300%	5/13/19	26,532	29,448
Morgan Stanley	2.375%	7/23/19	34,059	34,289
Morgan Stanley	5.625%	9/23/19	36,564	39,579
Morgan Stanley	5.500%	1/26/20	16,414	17,859
Morgan Stanley	2.650%	1/27/20	37,814	38,227
Morgan Stanley	2.800%	6/16/20	32,072	32,425
Morgan Stanley	5.500%	7/24/20	21,941	24,039
Morgan Stanley	5.750%	1/25/21	15,210	16,930
Morgan Stanley	2.500%	4/21/21	40,046	39,794
Morgan Stanley	5.500%	7/28/21	22,986	25,538
Morgan Stanley	2.625%	11/17/21	33,126	32,869
MUFG Americas Holdings Corp.	2.250%	2/10/20	10,425	10,416
MUFG Union Bank NA	2.625%	9/26/18	16,150	16,321

5

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MUFG Union Bank NA	2.250%	5/6/19	3,800	3,805
National Australia Bank Ltd.	1.875%	7/23/18	2,600	2,605
National Australia Bank Ltd.	2.300%	7/25/18	6,175	6,226
National Australia Bank Ltd.	2.000%	1/14/19	5,796	5,807
National Australia Bank Ltd.	1.375%	7/12/19	10,490	10,326
National Australia Bank Ltd.	2.250%	1/10/20	1,000	1,001
National Australia Bank Ltd.	2.625%	7/23/20	14,825	14,953
National Australia Bank Ltd.	2.625%	1/14/21	17,190	17,259
National Australia Bank Ltd.	1.875%	7/12/21	13,525	13,121
National Australia Bank Ltd.	2.800%	1/10/22	11,250	11,319
National Bank of Canada	2.100%	12/14/18	11,250	11,297
National City Corp.	6.875%	5/15/19	9,685	10,660
Northern Trust Co.	6.500%	8/15/18	500	534
Northern Trust Corp.	3.450%	11/4/20	6,175	6,461
Northern Trust Corp.	3.375%	8/23/21	4,845	5,033
PNC Bank NA	6.000%	12/7/17	3,690	3,813
PNC Bank NA	6.875%	4/1/18	1,365	1,438
PNC Bank NA	1.600%	6/1/18	10,475	10,478
PNC Bank NA	1.850%	7/20/18	4,550	4,563
PNC Bank NA	1.800%	11/5/18	7,400	7,413
PNC Bank NA	1.700%	12/7/18	7,550	7,556
PNC Bank NA	2.200%	1/28/19	9,162	9,240
PNC Bank NA	1.950%	3/4/19	16,500	16,550
PNC Bank NA	2.250%	7/2/19	10,526	10,613
PNC Bank NA	1.450%	7/29/19	13,735	13,653
PNC Bank NA	2.400%	10/18/19	20,457	20,679
PNC Bank NA	2.300%	6/1/20	4,045	4,060
PNC Bank NA	2.600%	7/21/20	2,750	2,781
PNC Bank NA	2.450%	11/5/20	11,356	11,412
PNC Bank NA	2.150%	4/29/21	10,255	10,153
PNC Bank NA	2.550%	12/9/21	6,250	6,244
PNC Bank NA	2.625%	2/17/22	15,875	15,914
PNC Funding Corp.	6.700%	6/10/19	4,605	5,085
PNC Funding Corp.	5.125%	2/8/20	14,794	15,990
PNC Funding Corp.	4.375%	8/11/20	4,696	4,996
Regions Bank	7.500%	5/15/18	4,380	4,661
Regions Bank	2.250%	9/14/18	9,170	9,207
Regions Financial Corp.	3.200%	2/8/21	10,424	10,609
Royal Bank of Canada	2.200%	7/27/18	23,249	23,438
Royal Bank of Canada	1.800%	7/30/18	18,113	18,161
Royal Bank of Canada	2.000%	12/10/18	4,790	4,813
Royal Bank of Canada	2.150%	3/15/19	10,558	10,640
Royal Bank of Canada	1.625%	4/15/19	11,672	11,616
Royal Bank of Canada	1.500%	7/29/19	19,700	19,525
Royal Bank of Canada	2.125%	3/2/20	12,600	12,591
Royal Bank of Canada	2.150%	3/6/20	6,802	6,814
Royal Bank of Canada	2.350%	10/30/20	19,401	19,469
Royal Bank of Canada	2.500%	1/19/21	22,500	22,662
Royal Bank of Canada	2.750%	2/1/22	5,000	5,056
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,436	9,206
Santander Bank NA	8.750%	5/30/18	3,739	4,031
Santander Holdings USA Inc.	3.450%	8/27/18	9,233	9,356
Santander Holdings USA Inc.	2.700%	5/24/19	12,025	12,046
Santander Holdings USA Inc.	2.650%	4/17/20	8,209	8,158
Santander UK Group Holdings plc	2.875%	10/16/20	8,850	8,861
Santander UK Group Holdings plc	3.125%	1/8/21	11,630	11,676
Santander UK Group Holdings plc	2.875%	8/5/21	13,775	13,611
Santander UK plc	3.050%	8/23/18	8,886	9,038
Santander UK plc	2.000%	8/24/18	11,672	11,696
Santander UK plc	2.500%	3/14/19	28,025	28,259
Santander UK plc	2.350%	9/10/19	13,025	13,083
Santander UK plc	2.375%	3/16/20	1,392	1,389
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,139	12,158
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,000	20,376

6

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Societe Generale SA	2.625%	10/1/18	7,950	8,026
State Street Bank & Trust Co.	5.250%	10/15/18	225	237
State Street Corp.	4.956%	3/15/18	5,024	5,185
State Street Corp.	1.350%	5/15/18	6,804	6,792
State Street Corp.	2.550%	8/18/20	18,406	18,675
State Street Corp.	4.375%	3/7/21	5,736	6,153
State Street Corp.	1.950%	5/19/21	9,122	8,958
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	5,025	5,067
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	13,225	13,236
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	6,000	5,974
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	10,000	10,056
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	6,000	5,996
Sumitomo Mitsui Banking Corp.	2.050%	1/18/19	1,000	1,001
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	14,941	14,965
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	22,291	22,347
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,240	8,251
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,775	3,747
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	18,226	18,363
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	11,850	11,494
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	23,500	23,145
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	12,000	11,984
SunTrust Bank	7.250%	3/15/18	4,175	4,397
SunTrust Bank	2.250%	1/31/20	11,600	11,633
SunTrust Banks Inc.	2.350%	11/1/18	10,399	10,485
SunTrust Banks Inc.	2.500%	5/1/19	6,173	6,239
SunTrust Banks Inc.	2.900%	3/3/21	7,650	7,736
SunTrust Banks Inc.	2.700%	1/27/22	11,375	11,358
Svenska Handelsbanken AB	1.625%	3/21/18	9,968	9,973
Svenska Handelsbanken AB	2.500%	1/25/19	12,625	12,770
Svenska Handelsbanken AB	2.250%	6/17/19	8,775	8,824
Svenska Handelsbanken AB	1.500%	9/6/19	11,700	11,530
Svenska Handelsbanken AB	2.400%	10/1/20	13,415	13,379
Svenska Handelsbanken AB	2.450%	3/30/21	20,359	20,285
Svenska Handelsbanken AB	1.875%	9/7/21	12,200	11,818
Synchrony Financial	2.600%	1/15/19	2,250	2,269
Synchrony Financial	3.000%	8/15/19	15,361	15,592
Synchrony Financial	2.700%	2/3/20	8,900	8,930
Synchrony Financial	3.750%	8/15/21	9,040	9,293
Toronto-Dominion Bank	1.625%	3/13/18	5,378	5,387
Toronto-Dominion Bank	1.400%	4/30/18	23,913	23,905
Toronto-Dominion Bank	1.750%	7/23/18	13,969	14,009
Toronto-Dominion Bank	1.450%	9/6/18	6,950	6,942
Toronto-Dominion Bank	2.625%	9/10/18	19,961	20,270
Toronto-Dominion Bank	1.950%	1/22/19	2,500	2,520
Toronto-Dominion Bank	2.125%	7/2/19	26,625	26,792
Toronto-Dominion Bank	1.450%	8/13/19	16,800	16,708
Toronto-Dominion Bank	2.250%	11/5/19	18,477	18,645
Toronto-Dominion Bank	2.500%	12/14/20	17,400	17,538
Toronto-Dominion Bank	2.125%	4/7/21	22,660	22,449
Toronto-Dominion Bank	1.800%	7/13/21	14,795	14,432
UBS AG	1.800%	3/26/18	31,716	31,774
UBS AG	5.750%	4/25/18	2,703	2,828
UBS AG	2.375%	8/14/19	36,998	37,306
UBS AG	2.350%	3/26/20	14,825	14,830
UBS AG	4.875%	8/4/20	8,377	9,045
US Bancorp	1.950%	11/15/18	15,616	15,703
US Bancorp	2.200%	4/25/19	12,543	12,652
US Bancorp	2.350%	1/29/21	8,000	8,002
US Bancorp	4.125%	5/24/21	11,050	11,824
US Bancorp	2.625%	1/24/22	13,500	13,545
US Bank NA	1.400%	4/26/19	15,375	15,258
US Bank NA	2.125%	10/28/19	17,358	17,466
US Bank NA	2.000%	1/24/20	13,300	13,334
Wells Fargo & Co.	2.150%	1/15/19	21,699	21,852

7

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	2.125%	4/22/19	19,853	19,936
Wells Fargo & Co.	2.150%	1/30/20	17,495	17,510
Wells Fargo & Co.	2.600%	7/22/20	36,793	37,224
Wells Fargo & Co.	2.550%	12/7/20	27,039	27,136
Wells Fargo & Co.	3.000%	1/22/21	11,926	12,154
Wells Fargo & Co.	2.500%	3/4/21	25,113	25,111
Wells Fargo & Co.	4.600%	4/1/21	18,240	19,671
Wells Fargo & Co.	2.100%	7/26/21	42,875	41,986
Wells Fargo Bank NA	1.800%	11/28/18	250	251
Wells Fargo Bank NA	1.750%	5/24/19	34,545	34,519
Wells Fargo Bank NA	2.150%	12/6/19	22,300	22,422
Westpac Banking Corp.	1.550%	5/25/18	6,350	6,344
Westpac Banking Corp.	2.250%	7/30/18	13,700	13,797
Westpac Banking Corp.	1.950%	11/23/18	11,800	11,822
Westpac Banking Corp.	2.250%	1/17/19	16,996	17,093
Westpac Banking Corp.	1.650%	5/13/19	9,450	9,384
Westpac Banking Corp.	1.600%	8/19/19	13,325	13,195
Westpac Banking Corp.	4.875%	11/19/19	25,276	27,088
Westpac Banking Corp.	2.150%	3/6/20	16,725	16,706
Westpac Banking Corp.	2.300%	5/26/20	12,400	12,385
Westpac Banking Corp.	2.600%	11/23/20	17,167	17,252
Westpac Banking Corp.	2.100%	5/13/21	12,332	12,115
Westpac Banking Corp.	2.000%	8/19/21	13,450	13,121
Westpac Banking Corp.	2.800%	1/11/22	21,000	21,052
Brokerage (0.8%)
Ameriprise Financial Inc.	7.300%	6/28/19	2,875	3,209
Ameriprise Financial Inc.	5.300%	3/15/20	8,015	8,731
BGC Partners Inc.	5.375%	12/9/19	2,050	2,153
BGC Partners Inc.	5.125%	5/27/21	2,250	2,287
BlackRock Inc.	5.000%	12/10/19	15,067	16,379
BlackRock Inc.	4.250%	5/24/21	7,370	7,920
Charles Schwab Corp.	1.500%	3/10/18	9,700	9,712
Charles Schwab Corp.	2.200%	7/25/18	2,925	2,947
Charles Schwab Corp.	4.450%	7/22/20	6,068	6,497
Eaton Vance Corp.	6.500%	10/2/17	409	421
Franklin Resources Inc.	4.625%	5/20/20	3,225	3,453
Intercontinental Exchange Inc.	2.500%	10/15/18	6,950	7,041
Intercontinental Exchange Inc.	2.750%	12/1/20	13,370	13,585
Jefferies Group LLC	5.125%	4/13/18	6,442	6,660
Jefferies Group LLC	8.500%	7/15/19	6,155	7,007
Jefferies Group LLC	6.875%	4/15/21	9,485	10,779
Lazard Group LLC	4.250%	11/14/20	5,150	5,411
Legg Mason Inc.	2.700%	7/15/19	3,495	3,538
Nasdaq Inc.	5.550%	1/15/20	7,487	8,065
Nomura Holdings Inc.	2.750%	3/19/19	11,122	11,243
Nomura Holdings Inc.	6.700%	3/4/20	14,500	16,135
Raymond James Financial Inc.	8.600%	8/15/19	2,975	3,402
Stifel Financial Corp.	3.500%	12/1/20	6,250	6,287
TD Ameritrade Holding Corp.	5.600%	12/1/19	4,225	4,614
Finance Companies (1.6%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	3.750%	5/15/19	12,206	12,572
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.250%	7/1/20	6,820	7,170
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.625%	10/30/20	11,742	12,549
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	4.500%	5/15/21	11,070	11,720
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	5.000%	10/1/21	9,907	10,749
AerCap Ireland Capital Ltd. / AerCap Global Aviation
Trust	3.950%	2/1/22	10,440	10,818
Air Lease Corp.	2.625%	9/4/18	6,108	6,177

8

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Air Lease Corp.	3.375%	1/15/19	9,903	10,126
Air Lease Corp.	2.125%	1/15/20	4,600	4,548
Air Lease Corp.	4.750%	3/1/20	3,869	4,116
Air Lease Corp.	3.875%	4/1/21	6,500	6,752
Air Lease Corp.	3.375%	6/1/21	8,300	8,445
Air Lease Corp.	3.750%	2/1/22	3,125	3,227
Ares Capital Corp.	4.875%	11/30/18	5,730	5,967
Ares Capital Corp.	3.875%	1/15/20	7,325	7,457
Ares Capital Corp.	3.625%	1/19/22	8,050	7,941
FS Investment Corp.	4.000%	7/15/19	4,000	4,043
FS Investment Corp.	4.250%	1/15/20	3,475	3,493
GATX Corp.	2.375%	7/30/18	2,065	2,079
GATX Corp.	2.500%	3/15/19	465	468
GATX Corp.	2.500%	7/30/19	3,875	3,890
GATX Corp.	2.600%	3/30/20	4,825	4,869
GATX Corp.	4.850%	6/1/21	3,400	3,671
GE Capital International Funding Co.	2.342%	11/15/20	77,649	78,234
HSBC Finance Corp.	6.676%	1/15/21	30,647	34,608
International Lease Finance Corp.	3.875%	4/15/18	10,945	11,178
3 International Lease Finance Corp.	7.125%	9/1/18	12,905	13,857
International Lease Finance Corp.	5.875%	4/1/19	6,680	7,156
International Lease Finance Corp.	6.250%	5/15/19	10,931	11,860
International Lease Finance Corp.	8.250%	12/15/20	13,674	16,306
International Lease Finance Corp.	4.625%	4/15/21	5,600	5,950
International Lease Finance Corp.	8.625%	1/15/22	5,650	6,992
Prospect Capital Corp.	5.000%	7/15/19	2,225	2,276
Insurance (3.5%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,276	3,606
Aetna Inc.	1.700%	6/7/18	9,335	9,351
Aetna Inc.	2.200%	3/15/19	7,830	7,890
Aetna Inc.	1.900%	6/7/19	21,482	21,695
Aetna Inc.	3.950%	9/1/20	3,910	4,179
Aetna Inc.	4.125%	6/1/21	5,224	5,537
Aetna Inc.	2.400%	6/15/21	20,683	20,886
Aflac Inc.	2.400%	3/16/20	5,400	5,460
Aflac Inc.	4.000%	2/15/22	2,425	2,580
Alleghany Corp.	5.625%	9/15/20	1,400	1,538
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	1,875	2,040
Allstate Corp.	7.450%	5/16/19	328	365
Alterra Finance LLC	6.250%	9/30/20	3,920	4,357
American Financial Group Inc.	9.875%	6/15/19	2,887	3,351
American International Group Inc.	2.300%	7/16/19	14,655	14,721
American International Group Inc.	3.375%	8/15/20	6,700	6,904
American International Group Inc.	6.400%	12/15/20	6,125	6,956
American International Group Inc.	3.300%	3/1/21	14,971	15,348
Anthem Inc.	2.300%	7/15/18	5,898	5,936
Anthem Inc.	7.000%	2/15/19	1,025	1,119
Anthem Inc.	2.250%	8/15/19	14,215	14,193
Anthem Inc.	4.350%	8/15/20	7,405	7,855
Anthem Inc.	3.700%	8/15/21	6,860	7,093
Aon Corp.	5.000%	9/30/20	6,606	7,123
Aon plc	2.800%	3/15/21	1,628	1,630
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,725	1,895
Assurant Inc.	2.500%	3/15/18	5,729	5,777
AXIS Specialty Finance LLC	5.875%	6/1/20	6,842	7,537
AXIS Specialty Finance plc	2.650%	4/1/19	4,720	4,765
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	10,700	10,716
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	9,349	9,342
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	17,018	17,795
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	8,990	9,084
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	13,675	13,726
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	11,550	11,433
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	200	206

9

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	8,135	8,765
Berkshire Hathaway Inc.	1.150%	8/15/18	7,040	7,007
Berkshire Hathaway Inc.	2.100%	8/14/19	10,716	10,822
Berkshire Hathaway Inc.	2.200%	3/15/21	9,350	9,389
Berkshire Hathaway Inc.	3.750%	8/15/21	5,515	5,851
Berkshire Hathaway Inc.	3.400%	1/31/22	3,944	4,119
Chubb Corp.	5.750%	5/15/18	5,010	5,260
Chubb INA Holdings Inc.	5.800%	3/15/18	8,000	8,349
Chubb INA Holdings Inc.	5.900%	6/15/19	3,625	3,952
Chubb INA Holdings Inc.	2.300%	11/3/20	17,094	17,161
Cigna Corp.	5.125%	6/15/20	2,680	2,905
Cigna Corp.	4.375%	12/15/20	1,750	1,861
Cigna Corp.	4.500%	3/15/21	3,074	3,279
Cigna Corp.	4.000%	2/15/22	6,290	6,621
CNA Financial Corp.	7.350%	11/15/19	3,400	3,858
CNA Financial Corp.	5.875%	8/15/20	5,893	6,561
CNA Financial Corp.	5.750%	8/15/21	4,350	4,866
Coventry Health Care Inc.	5.450%	6/15/21	7,479	8,294
Hartford Financial Services Group Inc.	6.300%	3/15/18	4,190	4,366
Hartford Financial Services Group Inc.	6.000%	1/15/19	4,160	4,450
Hartford Financial Services Group Inc.	5.500%	3/30/20	6,943	7,571
Humana Inc.	7.200%	6/15/18	6,053	6,485
Humana Inc.	6.300%	8/1/18	2,435	2,582
Humana Inc.	2.625%	10/1/19	4,205	4,252
Lincoln National Corp.	8.750%	7/1/19	1,827	2,091
Lincoln National Corp.	6.250%	2/15/20	3,675	4,053
Lincoln National Corp.	4.850%	6/24/21	3,325	3,600
Manulife Financial Corp.	4.900%	9/17/20	4,750	5,117
Markel Corp.	5.350%	6/1/21	555	604
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	2,150	2,177
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	5,870	5,925
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,636	5,654
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	6,204	6,745
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	12,175	12,241
MetLife Inc.	6.817%	8/15/18	8,921	9,565
MetLife Inc.	7.717%	2/15/19	11,552	12,810
MetLife Inc.	4.750%	2/8/21	14,225	15,415
PartnerRe Finance B LLC	5.500%	6/1/20	4,960	5,426
2 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,863
Progressive Corp.	3.750%	8/23/21	6,903	7,305
Protective Life Corp.	7.375%	10/15/19	2,400	2,703
Prudential Financial Inc.	2.300%	8/15/18	4,125	4,155
Prudential Financial Inc.	7.375%	6/15/19	8,526	9,553
Prudential Financial Inc.	2.350%	8/15/19	6,200	6,251
Prudential Financial Inc.	5.375%	6/21/20	9,089	9,909
Prudential Financial Inc.	4.500%	11/15/20	6,150	6,636
Prudential Financial Inc.	4.500%	11/16/21	5,000	5,422
2 Prudential Financial Inc.	8.875%	6/15/68	4,405	4,766
Reinsurance Group of America Inc.	6.450%	11/15/19	4,745	5,254
Reinsurance Group of America Inc.	5.000%	6/1/21	6,275	6,857
2 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,301
Torchmark Corp.	9.250%	6/15/19	2,500	2,884
Travelers Cos. Inc.	5.800%	5/15/18	3,653	3,832
Travelers Cos. Inc.	5.900%	6/2/19	5,515	6,015
Travelers Cos. Inc.	3.900%	11/1/20	4,175	4,414
Trinity Acquisition plc	3.500%	9/15/21	5,207	5,241
UnitedHealth Group Inc.	1.900%	7/16/18	21,183	21,290
UnitedHealth Group Inc.	1.700%	2/15/19	5,381	5,388
UnitedHealth Group Inc.	1.625%	3/15/19	7,650	7,620
UnitedHealth Group Inc.	2.300%	12/15/19	9,050	9,147
UnitedHealth Group Inc.	2.700%	7/15/20	18,121	18,479
UnitedHealth Group Inc.	3.875%	10/15/20	3,304	3,497
UnitedHealth Group Inc.	4.700%	2/15/21	3,942	4,266
UnitedHealth Group Inc.	2.125%	3/15/21	11,147	11,059

10

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	3.375%	11/15/21	3,400	3,534
UnitedHealth Group Inc.	2.875%	12/15/21	9,200	9,350
Unum Group	5.625%	9/15/20	1,893	2,059
Unum Group	3.000%	5/15/21	4,500	4,519
Voya Financial Inc.	2.900%	2/15/18	10,133	10,232
Willis Towers Watson plc	5.750%	3/15/21	3,915	4,277
WR Berkley Corp.	7.375%	9/15/19	1,282	1,430
WR Berkley Corp.	5.375%	9/15/20	3,175	3,382
XLIT Ltd.	2.300%	12/15/18	4,700	4,710
XLIT Ltd.	5.750%	10/1/21	4,390	4,878
Other Finance (0.0%)
ORIX Corp.	3.750%	3/9/17	60	60

Real Estate Investment Trusts (1.9%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	3,250	3,263
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	5,320	5,410
AvalonBay Communities Inc.	6.100%	3/15/20	750	832
AvalonBay Communities Inc.	3.625%	10/1/20	6,305	6,553
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,181
Boston Properties LP	3.700%	11/15/18	11,818	12,146
Boston Properties LP	5.875%	10/15/19	9,559	10,382
Boston Properties LP	5.625%	11/15/20	5,275	5,829
Boston Properties LP	4.125%	5/15/21	7,420	7,823
Brandywine Operating Partnership LP	4.950%	4/15/18	4,835	4,977
Camden Property Trust	4.625%	6/15/21	1,100	1,176
Corporate Office Properties LP	3.700%	6/15/21	3,240	3,309
DDR Corp.	7.500%	4/1/17	1	1
DDR Corp.	4.750%	4/15/18	900	924
DDR Corp.	7.875%	9/1/20	5,125	5,943
DDR Corp.	3.500%	1/15/21	7,648	7,752
Digital Realty Trust LP	5.875%	2/1/20	4,725	5,137
Digital Realty Trust LP	3.400%	10/1/20	4,100	4,195
Digital Realty Trust LP	5.250%	3/15/21	9,660	10,497
Duke Realty LP	6.750%	3/15/20	1,025	1,146
Duke Realty LP	3.875%	2/15/21	3,050	3,183
EPR Properties	7.750%	7/15/20	1,000	1,138
Equity Commonwealth	5.875%	9/15/20	1,900	2,040
ERP Operating LP	2.375%	7/1/19	5,669	5,717
ERP Operating LP	4.750%	7/15/20	3,975	4,258
ERP Operating LP	4.625%	12/15/21	12,181	13,206
Essex Portfolio LP	5.200%	3/15/21	2,700	2,936
Federal Realty Investment Trust	2.550%	1/15/21	4,450	4,448
Government Properties Income Trust	3.750%	8/15/19	2,745	2,768
HCP Inc.	3.750%	2/1/19	3,650	3,749
HCP Inc.	2.625%	2/1/20	16,229	16,327
HCP Inc.	5.375%	2/1/21	9,847	10,751
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,330	1,461
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,850	2,869
Highwoods Realty LP	3.200%	6/15/21	2,500	2,522
Hospitality Properties Trust	4.250%	2/15/21	4,350	4,527
Host Hotels & Resorts LP	6.000%	10/1/21	4,025	4,490
Kilroy Realty LP	4.800%	7/15/18	3,319	3,425
Kimco Realty Corp.	6.875%	10/1/19	3,725	4,169
Kimco Realty Corp.	3.200%	5/1/21	4,175	4,241
Liberty Property LP	4.750%	10/1/20	5,485	5,851
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,004
National Retail Properties Inc.	6.875%	10/15/17	2,000	2,064
National Retail Properties Inc.	5.500%	7/15/21	300	332
Prologis LP	2.750%	2/15/19	3,050	3,098
Prologis LP	3.350%	2/1/21	4,926	5,080
Realty Income Corp.	6.750%	8/15/19	10,215	11,365
Realty Income Corp.	5.750%	1/15/21	2,000	2,208

11

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regency Centers LP	4.800%	4/15/21	5,275	5,677
Select Income REIT	3.600%	2/1/20	150	151
Select Income REIT	4.150%	2/1/22	3,000	3,007
Senior Housing Properties Trust	3.250%	5/1/19	4,550	4,585
Simon Property Group LP	2.200%	2/1/19	10,972	11,058
Simon Property Group LP	5.650%	2/1/20	10,587	11,562
Simon Property Group LP	2.500%	9/1/20	5,098	5,139
Simon Property Group LP	4.375%	3/1/21	8,500	9,094
Simon Property Group LP	2.500%	7/15/21	4,225	4,231
Simon Property Group LP	4.125%	12/1/21	10,250	10,908
Simon Property Group LP	2.350%	1/30/22	5,950	5,872
SL Green Realty Corp.	5.000%	8/15/18	250	259
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,821
Tanger Properties LP	6.125%	6/1/20	2,700	2,983
UDR Inc.	4.250%	6/1/18	5,800	5,970
UDR Inc.	3.700%	10/1/20	7,575	7,816
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,510	4,668
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	7,375	7,436
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	7,400	7,944
Vereit Operating Partnership LP	3.000%	2/6/19	930	935
VEREIT Operating Partnership LP	4.125%	6/1/21	5,565	5,715
Vornado Realty LP	2.500%	6/30/19	5,400	5,428
Vornado Realty LP	5.000%	1/15/22	3,900	4,222
Washington Prime Group LP	3.850%	4/1/20	2,200	2,201
Washington REIT	4.950%	10/1/20	2,150	2,273
Welltower Inc.	2.250%	3/15/18	7,344	7,383
Welltower Inc.	4.125%	4/1/19	5,650	5,859
Welltower Inc.	6.125%	4/15/20	4,775	5,289
Welltower Inc.	4.950%	1/15/21	6,457	6,959
Welltower Inc.	5.250%	1/15/22	4,559	5,023
				8,367,217
Industrial (53.3%)
Basic Industry (2.7%)
Agrium Inc.	6.750%	1/15/19	4,599	4,956
Air Products & Chemicals Inc.	4.375%	8/21/19	2,490	2,644
Air Products & Chemicals Inc.	3.000%	11/3/21	9,925	10,197
Airgas Inc.	1.650%	2/15/18	2,975	2,982
Airgas Inc.	2.375%	2/15/20	2,200	2,216
Airgas Inc.	3.050%	8/1/20	6,250	6,422
Barrick North America Finance LLC	4.400%	5/30/21	16,252	17,457
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	9,431	9,525
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	14,060	15,460
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	14,040	14,610
Cabot Corp.	2.550%	1/15/18	1,125	1,133
Celanese US Holdings LLC	5.875%	6/15/21	4,075	4,533
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	4,840	5,346
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,725	3,944
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,675	2,797
Dow Chemical Co.	5.700%	5/15/18	3,525	3,689
Dow Chemical Co.	8.550%	5/15/19	22,770	25,953
Dow Chemical Co.	4.250%	11/15/20	20,805	22,100
Dow Chemical Co.	4.125%	11/15/21	10,035	10,642
Eastman Chemical Co.	2.700%	1/15/20	11,875	12,039
Eastman Chemical Co.	4.500%	1/15/21	51	54
Ecolab Inc.	2.000%	1/14/19	4,300	4,337
Ecolab Inc.	2.250%	1/12/20	3,120	3,128
Ecolab Inc.	4.350%	12/8/21	11,836	12,800
EI du Pont de Nemours & Co.	6.000%	7/15/18	21,574	22,843
EI du Pont de Nemours & Co.	4.625%	1/15/20	11,062	11,816
EI du Pont de Nemours & Co.	3.625%	1/15/21	7,675	7,987
EI du Pont de Nemours & Co.	4.250%	4/1/21	6,120	6,510
FMC Corp.	5.200%	12/15/19	3,150	3,390
FMC Corp.	3.950%	2/1/22	1,775	1,814

12

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldcorp Inc.	2.125%	3/15/18	7,465	7,492
Goldcorp Inc.	3.625%	6/9/21	10,050	10,359
International Paper Co.	7.950%	6/15/18	5,982	6,444
International Paper Co.	9.375%	5/15/19	118	136
International Paper Co.	7.500%	8/15/21	5,940	7,096
International Paper Co.	4.750%	2/15/22	9,475	10,271
Lubrizol Corp.	8.875%	2/1/19	4,466	5,065
LyondellBasell Industries NV	5.000%	4/15/19	24,870	26,283
LyondellBasell Industries NV	6.000%	11/15/21	10,410	11,815
Methanex Corp.	3.250%	12/15/19	3,450	3,480
Monsanto Co.	5.125%	4/15/18	3,127	3,235
Monsanto Co.	1.850%	11/15/18	2,035	2,031
Monsanto Co.	2.125%	7/15/19	9,100	9,097
Monsanto Co.	2.750%	7/15/21	4,755	4,764
Mosaic Co.	3.750%	11/15/21	5,000	5,155
Newmont Mining Corp.	5.125%	10/1/19	6,606	7,069
Nucor Corp.	5.850%	6/1/18	5,068	5,325
Plum Creek Timberlands LP	4.700%	3/15/21	4,925	5,228
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	4,170	4,529
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,675	4,954
PPG Industries Inc.	2.300%	11/15/19	5,000	5,051
PPG Industries Inc.	3.600%	11/15/20	2,825	2,961
Praxair Inc.	1.250%	11/7/18	8,200	8,166
Praxair Inc.	4.500%	8/15/19	6,075	6,446
Praxair Inc.	2.250%	9/24/20	2,250	2,249
Praxair Inc.	4.050%	3/15/21	5,125	5,459
Praxair Inc.	3.000%	9/1/21	4,450	4,570
Praxair Inc.	2.450%	2/15/22	4,600	4,599
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	21,860	25,050
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	2,753	2,872
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,979	5,306
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	4,306	4,524
RPM International Inc.	6.125%	10/15/19	3,000	3,292
Sherwin-Williams Co.	1.350%	12/15/17	6,500	6,491
Southern Copper Corp.	5.375%	4/16/20	3,000	3,259
Vale Overseas Ltd.	5.625%	9/15/19	13,925	14,900
Vale Overseas Ltd.	4.625%	9/15/20	7,625	8,035
Vale Overseas Ltd.	5.875%	6/10/21	13,893	15,091
Vale Overseas Ltd.	4.375%	1/11/22	24,290	25,140
Valspar Corp.	7.250%	6/15/19	1,525	1,680
Valspar Corp.	4.200%	1/15/22	3,990	4,155
3 Westlake Chemical Corp.	4.625%	2/15/21	5,950	6,195
WestRock MWV LLC	7.375%	9/1/19	950	1,067
WestRock RKT Co.	4.450%	3/1/19	5,000	5,208
WestRock RKT Co.	3.500%	3/1/20	2,500	2,571
Weyerhaeuser Co.	7.375%	10/1/19	4,500	5,050
Capital Goods (5.1%)
3M Co.	1.375%	8/7/18	4,100	4,103
3M Co.	1.625%	6/15/19	4,975	5,001
3M Co.	2.000%	8/7/20	3,875	3,903
3M Co.	1.625%	9/19/21	7,500	7,358
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,175	4,586
Bemis Co. Inc.	6.800%	8/1/19	3,550	3,893
Bemis Co. Inc.	4.500%	10/15/21	3,000	3,188
Boeing Capital Corp.	2.900%	8/15/18	3,390	3,457
Boeing Capital Corp.	4.700%	10/27/19	6,384	6,895
Boeing Co.	0.950%	5/15/18	4,886	4,865
Boeing Co.	6.000%	3/15/19	4,885	5,303
Boeing Co.	4.875%	2/15/20	10,640	11,567
Boeing Co.	1.650%	10/30/20	3,830	3,779
Boeing Co.	8.750%	8/15/21	1,800	2,271
Boeing Co.	2.350%	10/30/21	7,150	7,186
Boeing Co.	2.125%	3/1/22	650	645

13

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Carlisle Cos. Inc.	5.125%	12/15/20	900	963
Caterpillar Financial Services Corp.	1.500%	2/23/18	350	351
Caterpillar Financial Services Corp.	1.300%	3/1/18	4,260	4,253
Caterpillar Financial Services Corp.	1.700%	6/16/18	665	666
Caterpillar Financial Services Corp.	2.450%	9/6/18	8,300	8,397
Caterpillar Financial Services Corp.	7.050%	10/1/18	475	514
Caterpillar Financial Services Corp.	1.800%	11/13/18	9,040	9,063
Caterpillar Financial Services Corp.	7.150%	2/15/19	15,260	16,828
Caterpillar Financial Services Corp.	1.350%	5/18/19	6,625	6,559
Caterpillar Financial Services Corp.	2.100%	6/9/19	17,270	17,364
Caterpillar Financial Services Corp.	2.250%	12/1/19	3,652	3,683
Caterpillar Financial Services Corp.	2.100%	1/10/20	11,000	11,040
Caterpillar Financial Services Corp.	2.000%	3/5/20	4,575	4,598
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,971
Caterpillar Financial Services Corp.	1.700%	8/9/21	12,361	12,024
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,012
3 Caterpillar Financial Services Corp.	1.931%	10/1/21	9,006	8,754
Caterpillar Inc.	7.900%	12/15/18	10,411	11,532
Caterpillar Inc.	3.900%	5/27/21	9,595	10,249
Crane Co.	2.750%	12/15/18	4,050	4,111
CRH America Inc.	8.125%	7/15/18	8,100	8,786
CRH America Inc.	5.750%	1/15/21	3,159	3,491
Deere & Co.	4.375%	10/16/19	5,664	6,018
Dover Corp.	5.450%	3/15/18	4,260	4,414
Dover Corp.	4.300%	3/1/21	4,300	4,573
Eaton Corp.	5.600%	5/15/18	5,325	5,565
Eaton Corp.	6.950%	3/20/19	75	82
Eaton Electric Holdings LLC	3.875%	12/15/20	1,875	1,956
Emerson Electric Co.	5.250%	10/15/18	5,100	5,403
Emerson Electric Co.	4.875%	10/15/19	4,160	4,485
Emerson Electric Co.	4.250%	11/15/20	5,150	5,508
Emerson Electric Co.	2.625%	12/1/21	8,350	8,469
Exelis Inc.	5.550%	10/1/21	250	277
FLIR Systems Inc.	3.125%	6/15/21	4,010	4,026
3 Fortive Corp.	1.800%	6/15/19	4,650	4,628
3 Fortive Corp.	2.350%	6/15/21	8,100	8,017
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,490	3,522
General Dynamics Corp.	3.875%	7/15/21	3,153	3,345
General Electric Capital Corp.	1.625%	4/2/18	150	151
General Electric Capital Corp.	5.625%	5/1/18	28,228	29,608
General Electric Capital Corp.	2.300%	1/14/19	1,050	1,064
General Electric Capital Corp.	6.000%	8/7/19	16,959	18,697
General Electric Capital Corp.	2.100%	12/11/19	2,600	2,616
General Electric Capital Corp.	5.500%	1/8/20	14,324	15,747
General Electric Capital Corp.	2.200%	1/9/20	15,642	15,850
General Electric Capital Corp.	5.550%	5/4/20	10,239	11,383
General Electric Capital Corp.	4.375%	9/16/20	15,156	16,326
General Electric Capital Corp.	4.625%	1/7/21	13,095	14,314
General Electric Capital Corp.	5.300%	2/11/21	14,776	16,382
General Electric Capital Corp.	4.650%	10/17/21	15,661	17,243
Harris Corp.	1.999%	4/27/18	8,050	8,066
Harris Corp.	2.700%	4/27/20	3,950	3,979
Harris Corp.	4.400%	12/15/20	4,125	4,379
Honeywell International Inc.	1.400%	10/30/19	14,715	14,617
Honeywell International Inc.	4.250%	3/1/21	9,250	9,999
Honeywell International Inc.	1.850%	11/1/21	14,500	14,216
IDEX Corp.	4.200%	12/15/21	3,175	3,253
Illinois Tool Works Inc.	1.950%	3/1/19	9,475	9,559
Illinois Tool Works Inc.	6.250%	4/1/19	7,675	8,405
Illinois Tool Works Inc.	3.375%	9/15/21	3,377	3,538
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	13,023	13,986
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	3,700	3,765
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,250	2,270
John Deere Capital Corp.	1.300%	3/12/18	9,521	9,512

14

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	5.350%	4/3/18	3,838	3,999
John Deere Capital Corp.	1.600%	7/13/18	3,679	3,682
John Deere Capital Corp.	1.750%	8/10/18	4,500	4,513
John Deere Capital Corp.	5.750%	9/10/18	4,769	5,068
John Deere Capital Corp.	1.650%	10/15/18	5,000	5,004
John Deere Capital Corp.	1.950%	12/13/18	10,066	10,111
John Deere Capital Corp.	1.950%	1/8/19	11,900	11,977
John Deere Capital Corp.	1.950%	3/4/19	6,950	6,983
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,385
John Deere Capital Corp.	2.300%	9/16/19	2,925	2,962
John Deere Capital Corp.	1.250%	10/9/19	4,700	4,639
John Deere Capital Corp.	1.700%	1/15/20	5,721	5,677
John Deere Capital Corp.	2.050%	3/10/20	6,750	6,774
John Deere Capital Corp.	2.375%	7/14/20	6,615	6,661
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,526
John Deere Capital Corp.	2.550%	1/8/21	5,200	5,247
John Deere Capital Corp.	2.800%	3/4/21	3,150	3,205
John Deere Capital Corp.	3.900%	7/12/21	7,398	7,851
John Deere Capital Corp.	3.150%	10/15/21	4,764	4,892
John Deere Capital Corp.	2.650%	1/6/22	4,250	4,273
Johnson Controls International plc	5.000%	3/30/20	4,950	5,260
Johnson Controls International plc	4.250%	3/1/21	4,214	4,466
Johnson Controls International plc	3.750%	12/1/21	5,396	5,609
Kennametal Inc.	2.650%	11/1/19	4,174	4,135
Kennametal Inc.	3.875%	2/15/22	3,450	3,425
L3 Technologies Inc.	5.200%	10/15/19	7,450	8,004
L3 Technologies Inc.	4.750%	7/15/20	8,834	9,457
L3 Technologies Inc.	4.950%	2/15/21	12,400	13,354
Lockheed Martin Corp.	1.850%	11/23/18	11,702	11,736
Lockheed Martin Corp.	4.250%	11/15/19	9,075	9,636
Lockheed Martin Corp.	2.500%	11/23/20	14,615	14,750
Lockheed Martin Corp.	3.350%	9/15/21	6,857	7,092
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,192
Masco Corp.	7.125%	3/15/20	6,610	7,519
Masco Corp.	3.500%	4/1/21	4,175	4,258
Northrop Grumman Corp.	1.750%	6/1/18	15,600	15,637
Northrop Grumman Corp.	5.050%	8/1/19	2,600	2,793
Northrop Grumman Corp.	3.500%	3/15/21	4,725	4,908
Owens Corning	9.000%	6/15/19	62	70
Parker-Hannifin Corp.	5.500%	5/15/18	4,818	5,049
Pentair Finance SA	2.900%	9/15/18	1,115	1,127
Pentair Finance SA	2.650%	12/1/19	750	753
Pentair Finance SA	3.625%	9/15/20	8,250	8,468
Pentair Finance SA	5.000%	5/15/21	4,520	4,785
Precision Castparts Corp.	2.250%	6/15/20	7,025	7,065
Raytheon Co.	6.750%	3/15/18	3,900	4,120
Raytheon Co.	6.400%	12/15/18	4,216	4,574
Raytheon Co.	4.400%	2/15/20	4,900	5,240
Raytheon Co.	3.125%	10/15/20	11,020	11,408
Republic Services Inc.	3.800%	5/15/18	12,601	12,912
Republic Services Inc.	5.500%	9/15/19	6,145	6,661
Republic Services Inc.	5.000%	3/1/20	9,567	10,360
Republic Services Inc.	5.250%	11/15/21	6,678	7,461
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,710
Rockwell Collins Inc.	5.250%	7/15/19	2,750	2,958
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,916
Roper Technologies Inc.	2.050%	10/1/18	14,566	14,632
Roper Technologies Inc.	6.250%	9/1/19	3,518	3,862
Roper Technologies Inc.	3.000%	12/15/20	8,928	9,095
Roper Technologies Inc.	2.800%	12/15/21	6,800	6,817
Snap-on Inc.	6.125%	9/1/21	3,000	3,462
Sonoco Products Co.	4.375%	11/1/21	1,255	1,319
Stanley Black & Decker Inc.	1.622%	11/17/18	5,200	5,190
Stanley Black & Decker Inc.	2.451%	11/17/18	5,713	5,777

15

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Stanley Black & Decker Inc.	3.400%	12/1/21	4,380	4,540
2 Stanley Black & Decker Inc.	5.750%	12/15/53	2,800	2,971
Textron Inc.	7.250%	10/1/19	1,875	2,105
Textron Inc.	3.650%	3/1/21	7,000	7,206
Textron Inc.	5.950%	9/21/21	1,250	1,396
United Technologies Corp.	1.778%	5/4/18	4,268	4,273
United Technologies Corp.	1.500%	11/1/19	8,200	8,145
United Technologies Corp.	4.500%	4/15/20	17,318	18,647
United Technologies Corp.	1.950%	11/1/21	12,300	12,076
Valmont Industries Inc.	6.625%	4/20/20	668	735
Vulcan Materials Co.	7.000%	6/15/18	1,000	1,063
Vulcan Materials Co.	7.500%	6/15/21	6,966	8,176
Waste Management Inc.	6.100%	3/15/18	9,327	9,760
Waste Management Inc.	4.750%	6/30/20	7,375	7,945
Waste Management Inc.	4.600%	3/1/21	3,127	3,381
Xylem Inc.	4.875%	10/1/21	5,800	6,299
Communication (6.3%)
21st Century Fox America Inc.	7.250%	5/18/18	1,040	1,107
21st Century Fox America Inc.	8.250%	8/10/18	3,780	4,117
21st Century Fox America Inc.	6.900%	3/1/19	5,825	6,366
21st Century Fox America Inc.	5.650%	8/15/20	5,950	6,564
21st Century Fox America Inc.	4.500%	2/15/21	8,778	9,388
3 Activision Blizzard Inc.	2.300%	9/15/21	9,420	9,216
America Movil SAB de CV	5.000%	10/16/19	8,725	9,309
America Movil SAB de CV	5.000%	3/30/20	24,105	25,830
American Tower Corp.	3.400%	2/15/19	10,260	10,490
American Tower Corp.	2.800%	6/1/20	13,700	13,738
American Tower Corp.	5.050%	9/1/20	7,851	8,438
American Tower Corp.	3.300%	2/15/21	17,847	18,088
American Tower Corp.	3.450%	9/15/21	1,800	1,836
American Tower Corp.	5.900%	11/1/21	4,075	4,564
American Tower Corp.	2.250%	1/15/22	3,250	3,125
AT&T Inc.	5.600%	5/15/18	11,813	12,359
AT&T Inc.	2.375%	11/27/18	19,176	19,344
AT&T Inc.	5.800%	2/15/19	25,208	27,057
AT&T Inc.	2.300%	3/11/19	19,449	19,557
AT&T Inc.	5.875%	10/1/19	8,443	9,212
AT&T Inc.	5.200%	3/15/20	15,940	17,224
AT&T Inc.	2.450%	6/30/20	29,525	29,582
AT&T Inc.	4.600%	2/15/21	10,450	11,106
AT&T Inc.	2.800%	2/17/21	11,045	11,043
AT&T Inc.	5.000%	3/1/21	20,495	22,136
AT&T Inc.	4.450%	5/15/21	16,415	17,404
AT&T Inc.	3.875%	8/15/21	12,425	12,930
AT&T Inc.	3.000%	2/15/22	23,455	23,375
AT&T Inc.	3.200%	3/1/22	4,000	4,023
British Telecommunications plc	2.350%	2/14/19	9,215	9,259
CBS Corp.	4.625%	5/15/18	1,525	1,576
CBS Corp.	2.300%	8/15/19	5,200	5,219
CBS Corp.	5.750%	4/15/20	7,760	8,531
CBS Corp.	4.300%	2/15/21	3,475	3,677
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.579%	7/23/20	21,800	22,396
Comcast Corp.	5.700%	5/15/18	19,035	19,996
Comcast Corp.	5.700%	7/1/19	8,127	8,850
Comcast Corp.	5.150%	3/1/20	13,701	14,933
Comcast Corp.	1.625%	1/15/22	6,550	6,285
Crown Castle International Corp.	3.400%	2/15/21	13,978	14,250
Crown Castle International Corp.	2.250%	9/1/21	13,328	12,957
Deutsche Telekom International Finance BV	6.750%	8/20/18	19,006	20,334
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,075	5,524
Discovery Communications LLC	5.625%	8/15/19	3,035	3,310
Discovery Communications LLC	5.050%	6/1/20	12,990	14,148

16

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Discovery Communications LLC	4.375%	6/15/21	5,800	6,119
Electronic Arts Inc.	3.700%	3/1/21	8,050	8,342
Grupo Televisa SAB	6.000%	5/15/18	5,365	5,614
GTE Corp.	6.840%	4/15/18	2	2
Historic TW Inc.	6.875%	6/15/18	9,359	9,961
Moody's Corp.	2.750%	7/15/19	7,415	7,517
Moody's Corp.	5.500%	9/1/20	5,650	6,186
Moody's Corp.	2.750%	12/15/21	4,000	3,994
NBCUniversal Media LLC	5.150%	4/30/20	24,203	26,456
NBCUniversal Media LLC	4.375%	4/1/21	17,685	19,059
Omnicom Group Inc.	6.250%	7/15/19	4,960	5,435
Omnicom Group Inc.	4.450%	8/15/20	11,200	11,960
Orange SA	2.750%	2/6/19	16,545	16,746
Orange SA	5.375%	7/8/19	12,035	12,902
Orange SA	1.625%	11/3/19	15,375	15,112
Orange SA	4.125%	9/14/21	9,075	9,584
Qwest Corp.	6.750%	12/1/21	10,370	11,489
RELX Capital Inc.	8.625%	1/15/19	985	1,098
Rogers Communications Inc.	6.800%	8/15/18	13,715	14,705
S&P Global Inc.	2.500%	8/15/18	4,274	4,307
S&P Global Inc.	3.300%	8/14/20	7,532	7,725
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,493	3,540
Scripps Networks Interactive Inc.	2.800%	6/15/20	6,700	6,744
Telefonica Emisiones SAU	3.192%	4/27/18	16,090	16,331
Telefonica Emisiones SAU	5.877%	7/15/19	7,261	7,868
Telefonica Emisiones SAU	5.134%	4/27/20	16,175	17,377
Telefonica Emisiones SAU	5.462%	2/16/21	18,607	20,540
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,891
Thomson Reuters Corp.	6.500%	7/15/18	10,505	11,167
Thomson Reuters Corp.	4.700%	10/15/19	4,575	4,848
Thomson Reuters Corp.	3.950%	9/30/21	3,577	3,724
Time Warner Cable LLC	6.750%	7/1/18	21,927	23,276
Time Warner Cable LLC	8.750%	2/14/19	15,975	17,946
Time Warner Cable LLC	8.250%	4/1/19	15,532	17,366
Time Warner Cable LLC	5.000%	2/1/20	13,816	14,732
Time Warner Cable LLC	4.125%	2/15/21	5,500	5,724
Time Warner Cable LLC	4.000%	9/1/21	15,850	16,427
Time Warner Inc.	2.100%	6/1/19	6,410	6,424
Time Warner Inc.	4.875%	3/15/20	12,199	13,089
Time Warner Inc.	4.700%	1/15/21	9,025	9,685
Time Warner Inc.	4.750%	3/29/21	9,727	10,462
Time Warner Inc.	4.000%	1/15/22	5,200	5,425
Verizon Communications Inc.	6.100%	4/15/18	7,869	8,262
Verizon Communications Inc.	3.650%	9/14/18	34,231	35,252
Verizon Communications Inc.	1.375%	8/15/19	12,325	12,154
Verizon Communications Inc.	2.625%	2/21/20	28,326	28,679
Verizon Communications Inc.	4.500%	9/15/20	42,885	45,800
Verizon Communications Inc.	3.450%	3/15/21	12,318	12,667
Verizon Communications Inc.	4.600%	4/1/21	7,375	7,911
Verizon Communications Inc.	1.750%	8/15/21	17,515	16,768
Verizon Communications Inc.	3.000%	11/1/21	14,030	14,149
Verizon Communications Inc.	3.500%	11/1/21	23,063	23,708
Viacom Inc.	2.500%	9/1/18	5,155	5,189
Viacom Inc.	2.200%	4/1/19	5,100	5,096
Viacom Inc.	5.625%	9/15/19	6,150	6,619
Viacom Inc.	2.750%	12/15/19	3,100	3,122
Viacom Inc.	3.875%	12/15/21	6,514	6,732
Viacom Inc.	2.250%	2/4/22	8,000	7,680
Vodafone Group plc	4.625%	7/15/18	9,575	9,908
Vodafone Group plc	5.450%	6/10/19	12,045	12,940
Vodafone Group plc	4.375%	3/16/21	7,149	7,628
Walt Disney Co.	1.500%	9/17/18	15,343	15,371
Walt Disney Co.	1.650%	1/8/19	4,625	4,639
Walt Disney Co.	5.500%	3/15/19	2,180	2,350

17

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	1.850%	5/30/19	8,523	8,562
Walt Disney Co.	0.875%	7/12/19	6,950	6,834
Walt Disney Co.	2.150%	9/17/20	7,500	7,549
Walt Disney Co.	2.300%	2/12/21	8,055	8,120
Walt Disney Co.	3.750%	6/1/21	2,575	2,739
Walt Disney Co.	2.750%	8/16/21	7,566	7,708
Walt Disney Co.	2.550%	2/15/22	725	732
WPP Finance 2010	4.750%	11/21/21	8,227	8,884
Consumer Cyclical (7.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,370
Advance Auto Parts Inc.	4.500%	1/15/22	4,050	4,292
Alibaba Group Holding Ltd.	2.500%	11/28/19	22,550	22,681
Alibaba Group Holding Ltd.	3.125%	11/28/21	16,000	16,169
Amazon.com Inc.	2.600%	12/5/19	16,879	17,236
Amazon.com Inc.	3.300%	12/5/21	3,905	4,065
American Honda Finance Corp.	1.500%	3/13/18	8,367	8,379
American Honda Finance Corp.	1.600%	7/13/18	13,098	13,117
American Honda Finance Corp.	2.125%	10/10/18	12,143	12,252
American Honda Finance Corp.	1.700%	2/22/19	1,608	1,608
American Honda Finance Corp.	1.200%	7/12/19	9,939	9,794
American Honda Finance Corp.	2.250%	8/15/19	13,544	13,662
American Honda Finance Corp.	2.000%	2/14/20	10,850	10,853
American Honda Finance Corp.	2.150%	3/13/20	1,850	1,849
American Honda Finance Corp.	2.450%	9/24/20	12,800	12,892
American Honda Finance Corp.	1.650%	7/12/21	6,750	6,533
American Honda Finance Corp.	1.700%	9/9/21	12,463	12,080
Automatic Data Processing Inc.	2.250%	9/15/20	10,175	10,262
AutoNation Inc.	6.750%	4/15/18	2,725	2,868
AutoNation Inc.	5.500%	2/1/20	3,413	3,670
AutoNation Inc.	3.350%	1/15/21	4,650	4,700
AutoZone Inc.	7.125%	8/1/18	2,515	2,702
AutoZone Inc.	1.625%	4/21/19	8,290	8,224
AutoZone Inc.	4.000%	11/15/20	2,484	2,611
AutoZone Inc.	2.500%	4/15/21	1,625	1,618
Best Buy Co. Inc.	5.000%	8/1/18	4,341	4,525
Best Buy Co. Inc.	5.500%	3/15/21	7,875	8,554
Block Financial LLC	4.125%	10/1/20	14,848	15,093
BorgWarner Inc.	4.625%	9/15/20	575	615
Carnival Corp.	3.950%	10/15/20	6,795	7,168
Costco Wholesale Corp.	1.700%	12/15/19	14,429	14,433
Costco Wholesale Corp.	1.750%	2/15/20	4,085	4,079
Costco Wholesale Corp.	2.250%	2/15/22	4,025	4,003
CVS Health Corp.	1.900%	7/20/18	26,432	26,544
CVS Health Corp.	2.250%	12/5/18	19,154	19,333
CVS Health Corp.	2.250%	8/12/19	10,275	10,344
CVS Health Corp.	2.800%	7/20/20	33,010	33,491
CVS Health Corp.	2.125%	6/1/21	18,650	18,307
Delphi Automotive plc	3.150%	11/19/20	4,050	4,131
Dollar General Corp.	1.875%	4/15/18	2,865	2,870
DR Horton Inc.	3.750%	3/1/19	7,995	8,195
DR Horton Inc.	4.000%	2/15/20	3,200	3,320
eBay Inc.	2.500%	3/9/18	4,725	4,767
eBay Inc.	2.200%	8/1/19	13,570	13,637
eBay Inc.	3.250%	10/15/20	5,935	6,121
eBay Inc.	2.875%	8/1/21	7,109	7,185
Expedia Inc.	7.456%	8/15/18	4,280	4,585
Expedia Inc.	5.950%	8/15/20	7,550	8,306
Ford Motor Co.	6.500%	8/1/18	850	903
Ford Motor Credit Co. LLC	5.000%	5/15/18	27,885	28,910
Ford Motor Credit Co. LLC	2.240%	6/15/18	6,325	6,353
Ford Motor Credit Co. LLC	2.875%	10/1/18	13,433	13,614
Ford Motor Credit Co. LLC	2.551%	10/5/18	9,491	9,569
Ford Motor Credit Co. LLC	2.943%	1/8/19	2,250	2,280

18

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	2.375%	3/12/19	21,282	21,362
Ford Motor Credit Co. LLC	2.021%	5/3/19	12,200	12,120
Ford Motor Credit Co. LLC	1.897%	8/12/19	9,900	9,793
Ford Motor Credit Co. LLC	2.597%	11/4/19	15,477	15,602
Ford Motor Credit Co. LLC	2.681%	1/9/20	13,500	13,619
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,175	14,033
Ford Motor Credit Co. LLC	2.459%	3/27/20	6,093	6,048
Ford Motor Credit Co. LLC	3.157%	8/4/20	17,507	17,830
Ford Motor Credit Co. LLC	3.200%	1/15/21	16,818	17,092
Ford Motor Credit Co. LLC	5.750%	2/1/21	12,310	13,569
Ford Motor Credit Co. LLC	3.336%	3/18/21	20,625	20,988
Ford Motor Credit Co. LLC	5.875%	8/2/21	16,452	18,320
Ford Motor Credit Co. LLC	3.219%	1/9/22	17,340	17,415
General Motors Co.	3.500%	10/2/18	18,013	18,417
General Motors Financial Co. Inc.	2.400%	4/10/18	3,000	3,019
General Motors Financial Co. Inc.	3.250%	5/15/18	7,002	7,115
General Motors Financial Co. Inc.	6.750%	6/1/18	11,340	12,025
General Motors Financial Co. Inc.	3.100%	1/15/19	13,438	13,678
General Motors Financial Co. Inc.	2.400%	5/9/19	11,845	11,926
General Motors Financial Co. Inc.	3.500%	7/10/19	15,597	16,013
General Motors Financial Co. Inc.	2.350%	10/4/19	9,675	9,673
General Motors Financial Co. Inc.	3.150%	1/15/20	9,641	9,827
General Motors Financial Co. Inc.	3.200%	7/13/20	20,690	21,081
General Motors Financial Co. Inc.	3.700%	11/24/20	16,564	17,144
General Motors Financial Co. Inc.	4.200%	3/1/21	19,028	19,929
General Motors Financial Co. Inc.	3.200%	7/6/21	16,725	16,904
General Motors Financial Co. Inc.	4.375%	9/25/21	11,400	12,006
General Motors Financial Co. Inc.	3.450%	1/14/22	13,500	13,662
Home Depot Inc.	2.250%	9/10/18	9,755	9,869
Home Depot Inc.	2.000%	6/15/19	18,855	19,003
Home Depot Inc.	3.950%	9/15/20	3,000	3,190
Home Depot Inc.	2.000%	4/1/21	14,301	14,231
Home Depot Inc.	4.400%	4/1/21	12,605	13,704
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,332
Kohl's Corp.	4.000%	11/1/21	7,145	7,210
Lowe's Cos. Inc.	1.150%	4/15/19	4,000	3,955
Lowe's Cos. Inc.	4.625%	4/15/20	6,325	6,767
Lowe's Cos. Inc.	3.750%	4/15/21	4,443	4,683
Lowe's Cos. Inc.	3.800%	11/15/21	9,248	9,818
Macy's Retail Holdings Inc.	3.450%	1/15/21	4,700	4,724
Macy's Retail Holdings Inc.	3.875%	1/15/22	4,950	4,913
Marriott International Inc.	6.750%	5/15/18	1,810	1,916
Marriott International Inc.	3.000%	3/1/19	8,888	9,056
Marriott International Inc.	3.375%	10/15/20	5,475	5,628
Marriott International Inc.	2.875%	3/1/21	3,900	3,940
Marriott International Inc.	3.125%	10/15/21	2,250	2,284
Marriott International Inc.	2.300%	1/15/22	9,865	9,622
Mastercard Inc.	2.000%	4/1/19	6,015	6,063
Mastercard Inc.	2.000%	11/21/21	7,475	7,421
McDonald's Corp.	5.350%	3/1/18	13,180	13,670
McDonald's Corp.	2.100%	12/7/18	6,870	6,922
McDonald's Corp.	5.000%	2/1/19	7,035	7,438
McDonald's Corp.	1.875%	5/29/19	7,134	7,132
McDonald's Corp.	2.200%	5/26/20	5,435	5,444
McDonald's Corp.	3.500%	7/15/20	4,350	4,534
McDonald's Corp.	2.750%	12/9/20	14,481	14,726
McDonald's Corp.	3.625%	5/20/21	3,946	4,114
McDonald's Corp.	2.625%	1/15/22	5,366	5,371
Nordstrom Inc.	4.750%	5/1/20	5,695	6,059
Nordstrom Inc.	4.000%	10/15/21	5,900	6,128
O'Reilly Automotive Inc.	4.875%	1/14/21	3,837	4,133
O'Reilly Automotive Inc.	4.625%	9/15/21	1,846	1,978
PACCAR Financial Corp.	1.450%	3/9/18	3,463	3,466
PACCAR Financial Corp.	1.400%	5/18/18	3,750	3,749

19

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PACCAR Financial Corp.	1.750%	8/14/18	2,790	2,797
PACCAR Financial Corp.	1.650%	2/25/19	1,000	999
PACCAR Financial Corp.	1.300%	5/10/19	8,850	8,772
PACCAR Financial Corp.	1.200%	8/12/19	4,390	4,325
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,865
PACCAR Financial Corp.	2.500%	8/14/20	3,000	3,026
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,665
QVC Inc.	3.125%	4/1/19	2,250	2,279
Ralph Lauren Corp.	2.125%	9/26/18	2,925	2,949
Ralph Lauren Corp.	2.625%	8/18/20	3,400	3,433
Staples Inc.	2.750%	1/12/18	2,925	2,944
Starbucks Corp.	2.000%	12/5/18	4,245	4,284
Starbucks Corp.	2.100%	2/4/21	11,814	11,794
Target Corp.	6.000%	1/15/18	12,223	12,707
Target Corp.	2.300%	6/26/19	9,925	10,073
Target Corp.	3.875%	7/15/20	9,675	10,253
Target Corp.	2.900%	1/15/22	11,370	11,595
TJX Cos. Inc.	2.750%	6/15/21	8,985	9,180
Toyota Motor Credit Corp.	1.200%	4/6/18	13,354	13,320
Toyota Motor Credit Corp.	1.550%	7/13/18	13,770	13,790
Toyota Motor Credit Corp.	2.000%	10/24/18	11,105	11,178
Toyota Motor Credit Corp.	1.700%	1/9/19	12,000	12,025
Toyota Motor Credit Corp.	2.100%	1/17/19	17,354	17,480
Toyota Motor Credit Corp.	1.700%	2/19/19	6,500	6,506
Toyota Motor Credit Corp.	1.400%	5/20/19	12,350	12,253
Toyota Motor Credit Corp.	2.125%	7/18/19	10,660	10,737
Toyota Motor Credit Corp.	1.550%	10/18/19	13,625	13,537
Toyota Motor Credit Corp.	2.150%	3/12/20	14,534	14,573
Toyota Motor Credit Corp.	4.500%	6/17/20	2,250	2,410
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,223
Toyota Motor Credit Corp.	1.900%	4/8/21	12,028	11,817
Toyota Motor Credit Corp.	2.750%	5/17/21	5,859	5,933
Toyota Motor Credit Corp.	3.400%	9/15/21	11,582	12,045
Toyota Motor Credit Corp.	2.600%	1/11/22	11,925	11,973
Toyota Motor Credit Corp.	3.300%	1/12/22	17,967	18,678
VF Corp.	3.500%	9/1/21	3,250	3,389
Visa Inc.	2.200%	12/14/20	42,060	42,274
Wal-Mart Stores Inc.	5.800%	2/15/18	5,487	5,724
Wal-Mart Stores Inc.	1.125%	4/11/18	17,678	17,670
Wal-Mart Stores Inc.	1.950%	12/15/18	15,989	16,141
Wal-Mart Stores Inc.	4.125%	2/1/19	2,600	2,725
Wal-Mart Stores Inc.	3.625%	7/8/20	16,203	17,111
Wal-Mart Stores Inc.	3.250%	10/25/20	14,607	15,293
Wal-Mart Stores Inc.	4.250%	4/15/21	6,725	7,294
Walgreen Co.	5.250%	1/15/19	1,352	1,428
Walgreens Boots Alliance Inc.	1.750%	5/30/18	16,250	16,280
Walgreens Boots Alliance Inc.	2.700%	11/18/19	17,767	18,042
Walgreens Boots Alliance Inc.	2.600%	6/1/21	21,593	21,554
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,200	12,470
Western Union Co.	2.875%	12/10/17	2,002	2,019
Western Union Co.	3.650%	8/22/18	4,190	4,292
Western Union Co.	5.253%	4/1/20	2,575	2,767
Wyndham Worldwide Corp.	2.500%	3/1/18	2,851	2,869
Wyndham Worldwide Corp.	5.625%	3/1/21	250	274
Consumer Noncyclical (14.4%)
Abbott Laboratories	5.125%	4/1/19	10,455	11,097
Abbott Laboratories	2.350%	11/22/19	29,605	29,723
Abbott Laboratories	2.000%	3/15/20	11,375	11,316
Abbott Laboratories	4.125%	5/27/20	6,240	6,573
Abbott Laboratories	2.900%	11/30/21	41,020	41,100
AbbVie Inc.	1.800%	5/14/18	31,444	31,515
AbbVie Inc.	2.000%	11/6/18	14,713	14,786
AbbVie Inc.	2.500%	5/14/20	48,095	48,347

20

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AbbVie Inc.	2.300%	5/14/21	15,352	15,131
Actavis Funding SCS	2.350%	3/12/18	30,733	30,923
Actavis Funding SCS	2.450%	6/15/19	8,959	9,007
Actavis Funding SCS	3.000%	3/12/20	36,178	36,797
Actavis Inc.	6.125%	8/15/19	1,050	1,146
Agilent Technologies Inc.	5.000%	7/15/20	4,475	4,842
Allergan Inc.	1.350%	3/15/18	4,372	4,361
Allergan Inc.	3.375%	9/15/20	10,693	10,961
Altria Group Inc.	9.700%	11/10/18	2,275	2,573
Altria Group Inc.	9.250%	8/6/19	8,497	9,979
Altria Group Inc.	2.625%	1/14/20	16,240	16,449
Altria Group Inc.	4.750%	5/5/21	22,623	24,557
AmerisourceBergen Corp.	4.875%	11/15/19	2,650	2,836
AmerisourceBergen Corp.	3.500%	11/15/21	7,025	7,260
Amgen Inc.	6.150%	6/1/18	7,550	7,973
Amgen Inc.	5.700%	2/1/19	7,326	7,866
Amgen Inc.	2.200%	5/22/19	20,033	20,198
Amgen Inc.	4.500%	3/15/20	1,900	2,020
Amgen Inc.	2.125%	5/1/20	12,918	12,916
Amgen Inc.	3.450%	10/1/20	11,162	11,636
Amgen Inc.	4.100%	6/15/21	8,347	8,818
Amgen Inc.	1.850%	8/19/21	8,078	7,833
Amgen Inc.	3.875%	11/15/21	16,153	17,040
Anheuser-Busch Cos. LLC	5.000%	3/1/19	5,156	5,472
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	51,938	52,076
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	21,884	22,065
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	96,292	97,311
Anheuser-Busch InBev Worldwide Inc.	6.500%	7/15/18	1,100	1,173
Anheuser-Busch InBev Worldwide Inc.	2.200%	8/1/18	1,100	1,108
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	19,585	21,688
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	13,859	15,603
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	31,975	34,911
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	9,300	10,066
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,600	3,853
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	15,275	16,091
Archer-Daniels-Midland Co.	5.450%	3/15/18	5,757	5,994
Archer-Daniels-Midland Co.	4.479%	3/1/21	6,383	6,922
AstraZeneca plc	1.750%	11/16/18	15,264	15,300
AstraZeneca plc	1.950%	9/18/19	8,252	8,238
AstraZeneca plc	2.375%	11/16/20	14,125	14,155
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	1,250	1,349
Baxalta Inc.	2.000%	6/22/18	3,800	3,809
Baxalta Inc.	2.875%	6/23/20	7,950	8,027
Baxter International Inc.	1.700%	8/15/21	4,350	4,198
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,718
Becton Dickinson & Co.	5.000%	5/15/19	1,850	1,968
Becton Dickinson & Co.	2.675%	12/15/19	16,267	16,519
Becton Dickinson & Co.	3.250%	11/12/20	9,250	9,536
Becton Dickinson & Co.	3.125%	11/8/21	13,420	13,743
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,900	4,173
Biogen Inc.	6.875%	3/1/18	8,398	8,840
Biogen Inc.	2.900%	9/15/20	18,900	19,225
Boston Scientific Corp.	2.650%	10/1/18	8,860	8,969
Boston Scientific Corp.	6.000%	1/15/20	9,434	10,375
Boston Scientific Corp.	2.850%	5/15/20	4,071	4,125
Bristol-Myers Squibb Co.	1.600%	2/27/19	7,500	7,492
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,940	3,945
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,350	8,378
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,369
Campbell Soup Co.	4.500%	2/15/19	1,660	1,742
Campbell Soup Co.	4.250%	4/15/21	2,360	2,513
Cardinal Health Inc.	1.700%	3/15/18	8,660	8,670
Cardinal Health Inc.	1.950%	6/15/18	6,600	6,618
Cardinal Health Inc.	2.400%	11/15/19	1,140	1,149

21

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cardinal Health Inc.	4.625%	12/15/20	6,550	7,054
Celgene Corp.	2.125%	8/15/18	9,222	9,269
Celgene Corp.	2.300%	8/15/18	6,825	6,883
Celgene Corp.	2.250%	5/15/19	6,574	6,602
Celgene Corp.	2.875%	8/15/20	15,355	15,585
Celgene Corp.	3.950%	10/15/20	8,400	8,822
Church & Dwight Co. Inc.	2.450%	12/15/19	3,325	3,355
Clorox Co.	3.800%	11/15/21	1,000	1,054
Coca-Cola Co.	1.650%	3/14/18	6,834	6,859
Coca-Cola Co.	1.150%	4/1/18	18,917	18,895
Coca-Cola Co.	1.650%	11/1/18	13,652	13,726
Coca-Cola Co.	1.375%	5/30/19	8,250	8,226
Coca-Cola Co.	1.875%	10/27/20	11,900	11,898
Coca-Cola Co.	2.450%	11/1/20	16,074	16,346
Coca-Cola Co.	3.150%	11/15/20	7,427	7,741
Coca-Cola Co.	1.550%	9/1/21	8,000	7,821
Coca-Cola Co.	3.300%	9/1/21	15,864	16,604
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,575	4,726
Coca-Cola Enterprises Inc.	3.250%	8/19/21	674	686
Coca-Cola Enterprises Inc.	4.500%	9/1/21	4,925	5,267
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	12,794	12,839
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,294
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	2,475	3,147
Colgate-Palmolive Co.	0.900%	5/1/18	3,900	3,885
Colgate-Palmolive Co.	1.500%	11/1/18	3,425	3,435
Colgate-Palmolive Co.	1.750%	3/15/19	8,969	9,005
Colgate-Palmolive Co.	2.950%	11/1/20	830	858
Colgate-Palmolive Co.	2.450%	11/15/21	7,070	7,169
Constellation Brands Inc.	3.875%	11/15/19	12,675	13,245
Constellation Brands Inc.	3.750%	5/1/21	3,963	4,112
Covidien International Finance SA	4.200%	6/15/20	8,975	9,554
CR Bard Inc.	4.400%	1/15/21	5,143	5,527
Danaher Corp.	1.650%	9/15/18	10,971	10,978
Danaher Corp.	2.400%	9/15/20	4,219	4,259
Dentsply Sirona Inc.	4.125%	8/15/21	1,675	1,737
Diageo Capital plc	1.125%	4/29/18	8,736	8,703
Diageo Capital plc	4.828%	7/15/20	4,360	4,723
Dignity Health California GO	2.637%	11/1/19	2,450	2,470
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	3,354	3,551
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,500	2,532
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,150	2,146
Dr Pepper Snapple Group Inc.	2.530%	11/15/21	1,000	998
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	4,125	4,216
Edwards Lifesciences Corp.	2.875%	10/15/18	5,479	5,555
Eli Lilly & Co.	1.250%	3/1/18	6,908	6,903
Eli Lilly & Co.	1.950%	3/15/19	8,130	8,179
Estee Lauder Cos. Inc.	1.800%	2/7/20	6,750	6,750
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,750	7,588
Express Scripts Holding Co.	2.250%	6/15/19	13,439	13,499
Express Scripts Holding Co.	3.300%	2/25/21	11,500	11,717
Express Scripts Holding Co.	4.750%	11/15/21	22,037	23,660
Express Scripts Holding Co.	3.900%	2/15/22	9,423	9,769
Express Scripts Inc.	7.250%	6/15/19	250	278
General Mills Inc.	5.650%	2/15/19	10,490	11,256
General Mills Inc.	2.200%	10/21/19	6,393	6,446
General Mills Inc.	3.150%	12/15/21	9,000	9,223
Gilead Sciences Inc.	1.850%	9/4/18	11,133	11,188
Gilead Sciences Inc.	2.050%	4/1/19	7,988	8,019
Gilead Sciences Inc.	2.350%	2/1/20	7,519	7,581
Gilead Sciences Inc.	2.550%	9/1/20	24,548	24,779
Gilead Sciences Inc.	4.500%	4/1/21	11,481	12,382
Gilead Sciences Inc.	4.400%	12/1/21	10,125	10,889
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	24,374	25,589
Hasbro Inc.	3.150%	5/15/21	4,350	4,426

22

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hershey Co.	1.600%	8/21/18	2,500	2,509
Hershey Co.	4.125%	12/1/20	3,625	3,877
Hillshire Brands Co.	4.100%	9/15/20	2,707	2,838
Hormel Foods Corp.	4.125%	4/15/21	1,100	1,181
Ingredion Inc.	4.625%	11/1/20	2,425	2,596
JM Smucker Co.	1.750%	3/15/18	2,641	2,647
JM Smucker Co.	2.500%	3/15/20	9,199	9,304
JM Smucker Co.	3.500%	10/15/21	5,750	5,967
Johnson & Johnson	5.150%	7/15/18	10,440	10,994
Johnson & Johnson	1.650%	12/5/18	7,114	7,154
Johnson & Johnson	1.125%	3/1/19	10,464	10,416
Johnson & Johnson	1.875%	12/5/19	4,930	4,961
Johnson & Johnson	2.950%	9/1/20	6,955	7,230
Johnson & Johnson	1.650%	3/1/21	11,157	11,014
Johnson & Johnson	3.550%	5/15/21	3,250	3,438
Johnson & Johnson	2.450%	12/5/21	3,745	3,798
Johnson & Johnson	2.250%	3/3/22	5,000	4,986
Kellogg Co.	3.250%	5/21/18	750	764
Kellogg Co.	4.150%	11/15/19	7,975	8,353
Kellogg Co.	4.000%	12/15/20	8,130	8,580
Kimberly-Clark Corp.	6.250%	7/15/18	2,328	2,477
Kimberly-Clark Corp.	7.500%	11/1/18	6,939	7,565
Kimberly-Clark Corp.	1.400%	2/15/19	5,835	5,817
Kimberly-Clark Corp.	1.900%	5/22/19	2,590	2,598
Kimberly-Clark Corp.	1.850%	3/1/20	2,025	2,022
Kimberly-Clark Corp.	3.625%	8/1/20	2,279	2,388
Kimberly-Clark Corp.	2.150%	8/15/20	1,325	1,331
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,337
Kraft Foods Group Inc.	6.125%	8/23/18	11,326	12,026
Kraft Foods Group Inc.	5.375%	2/10/20	11,895	12,900
Kraft Heinz Foods Co.	2.000%	7/2/18	14,538	14,582
Kraft Heinz Foods Co.	2.800%	7/2/20	16,357	16,529
Laboratory Corp. of America Holdings	2.500%	11/1/18	6,700	6,766
Laboratory Corp. of America Holdings	2.625%	2/1/20	6,017	6,043
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,250	3,448
Laboratory Corp. of America Holdings	3.200%	2/1/22	5,980	6,006
Life Technologies Corp.	6.000%	3/1/20	4,525	4,974
Life Technologies Corp.	5.000%	1/15/21	4,668	4,991
Mattel Inc.	2.350%	5/6/19	4,705	4,715
Mattel Inc.	4.350%	10/1/20	75	79
Mattel Inc.	2.350%	8/15/21	6,000	5,852
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,914
McKesson Corp.	1.400%	3/15/18	4,187	4,177
McKesson Corp.	7.500%	2/15/19	5,000	5,509
McKesson Corp.	2.284%	3/15/19	14,100	14,174
McKesson Corp.	4.750%	3/1/21	7,050	7,584
Mead Johnson Nutrition Co.	4.900%	11/1/19	6,475	6,940
Mead Johnson Nutrition Co.	3.000%	11/15/20	16,339	16,667
Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,291
Medtronic Inc.	1.500%	3/15/18	7,700	7,713
Medtronic Inc.	1.375%	4/1/18	18,055	18,052
Medtronic Inc.	5.600%	3/15/19	3,827	4,107
Medtronic Inc.	2.500%	3/15/20	36,476	37,001
Medtronic Inc.	4.125%	3/15/21	2,353	2,495
Merck & Co. Inc.	1.300%	5/18/18	12,452	12,446
Merck & Co. Inc.	1.850%	2/10/20	14,082	14,147
Merck & Co. Inc.	3.875%	1/15/21	8,608	9,145
Merck & Co. Inc.	2.350%	2/10/22	13,000	12,997
Merck Sharp & Dohme Corp.	5.000%	6/30/19	10,371	11,160
Molson Coors Brewing Co.	1.450%	7/15/19	8,440	8,330
Molson Coors Brewing Co.	2.100%	7/15/21	11,285	11,033
3 Mondelez International Holdings Netherlands BV	1.625%	10/28/19	6,100	6,011
Mylan Inc.	2.600%	6/24/18	5,182	5,205
Mylan Inc.	2.550%	3/28/19	12,179	12,189

23

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mylan NV	3.000%	12/15/18	1,500	1,515
Mylan NV	2.500%	6/7/19	6,370	6,346
Mylan NV	3.750%	12/15/20	10,500	10,689
Mylan NV	3.150%	6/15/21	18,877	18,865
Newell Brands Inc.	2.150%	10/15/18	6,050	6,084
Newell Brands Inc.	2.600%	3/29/19	14,194	14,401
Newell Brands Inc.	2.875%	12/1/19	5,200	5,296
Newell Brands Inc.	3.150%	4/1/21	17,922	18,256
Novant Health Inc.	5.850%	11/1/19	1,800	1,978
Novartis Capital Corp.	1.800%	2/14/20	11,000	10,966
Novartis Capital Corp.	4.400%	4/24/20	8,645	9,249
Novartis Capital Corp.	2.400%	5/17/22	2,125	2,115
Novartis Securities Investment Ltd.	5.125%	2/10/19	34,778	37,096
Pall Corp.	5.000%	6/15/20	1,600	1,733
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	2,000	2,044
PepsiCo Inc.	1.250%	4/30/18	2,603	2,603
PepsiCo Inc.	5.000%	6/1/18	20,959	21,895
PepsiCo Inc.	2.250%	1/7/19	5,618	5,700
PepsiCo Inc.	1.500%	2/22/19	5,300	5,296
PepsiCo Inc.	1.350%	10/4/19	14,020	13,915
PepsiCo Inc.	4.500%	1/15/20	9,775	10,495
PepsiCo Inc.	1.850%	4/30/20	11,625	11,593
PepsiCo Inc.	2.150%	10/14/20	15,935	16,024
PepsiCo Inc.	3.125%	11/1/20	8,564	8,900
PepsiCo Inc.	3.000%	8/25/21	7,100	7,303
PepsiCo Inc.	1.700%	10/6/21	10,110	9,849
PerkinElmer Inc.	5.000%	11/15/21	5,000	5,418
Perrigo Co. plc	2.300%	11/8/18	6,175	6,180
Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,500	4,573
Perrigo Finance Unlimited Co.	3.500%	12/15/21	8,578	8,588
Pfizer Inc.	4.650%	3/1/18	1,000	1,033
Pfizer Inc.	1.200%	6/1/18	10,095	10,083
Pfizer Inc.	1.500%	6/15/18	13,509	13,566
Pfizer Inc.	2.100%	5/15/19	16,466	16,644
Pfizer Inc.	1.450%	6/3/19	15,625	15,550
Pfizer Inc.	1.700%	12/15/19	12,283	12,263
Pfizer Inc.	5.200%	8/12/20	2,375	2,627
Pfizer Inc.	1.950%	6/3/21	12,877	12,796
Pfizer Inc.	2.200%	12/15/21	11,000	10,987
Pharmacia LLC	6.500%	12/1/18	2,015	2,183
Philip Morris International Inc.	5.650%	5/16/18	28,769	30,194
Philip Morris International Inc.	1.875%	1/15/19	11,415	11,456
Philip Morris International Inc.	1.625%	2/21/19	1,000	999
Philip Morris International Inc.	1.375%	2/25/19	4,700	4,667
Philip Morris International Inc.	2.000%	2/21/20	12,000	11,959
Philip Morris International Inc.	4.500%	3/26/20	11,375	12,150
Philip Morris International Inc.	1.875%	2/25/21	8,929	8,761
Philip Morris International Inc.	4.125%	5/17/21	4,150	4,422
Philip Morris International Inc.	2.900%	11/15/21	4,045	4,099
Philip Morris International Inc.	2.625%	2/18/22	10,000	10,005
2 Procter & Gamble - Esop	9.360%	1/1/21	1,083	1,258
Procter & Gamble Co.	1.600%	11/15/18	6,407	6,437
Procter & Gamble Co.	1.900%	11/1/19	11,385	11,465
Procter & Gamble Co.	1.850%	2/2/21	6,225	6,189
Procter & Gamble Co.	1.700%	11/3/21	7,000	6,878
Procter & Gamble Co.	2.300%	2/6/22	7,440	7,476
Quest Diagnostics Inc.	2.700%	4/1/19	4,290	4,346
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,626
Quest Diagnostics Inc.	2.500%	3/30/20	4,380	4,401
Quest Diagnostics Inc.	4.700%	4/1/21	3,525	3,805
Reynolds American Inc.	2.300%	6/12/18	14,321	14,422
Reynolds American Inc.	8.125%	6/23/19	5,442	6,148
Reynolds American Inc.	6.875%	5/1/20	4,900	5,544
Reynolds American Inc.	3.250%	6/12/20	12,130	12,434

24

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sanofi	1.250%	4/10/18	15,914	15,857
Sanofi	4.000%	3/29/21	20,110	21,412
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	39,200	38,883
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	38,263	37,400
St. Jude Medical Inc.	2.000%	9/15/18	3,745	3,749
St. Jude Medical Inc.	2.800%	9/15/20	5,545	5,575
Stryker Corp.	1.300%	4/1/18	5,600	5,588
Stryker Corp.	2.000%	3/8/19	5,143	5,163
Stryker Corp.	4.375%	1/15/20	4,200	4,465
Stryker Corp.	2.625%	3/15/21	18,200	18,304
Sysco Corp.	5.375%	3/17/19	150	160
Sysco Corp.	1.900%	4/1/19	8,015	8,023
Sysco Corp.	2.600%	10/1/20	5,211	5,261
Sysco Corp.	2.500%	7/15/21	6,374	6,360
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,200	6,271
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,099	3,116
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	6,900	6,802
Teva Pharmaceutical Finance Netherlands III BV	1.400%	7/20/18	21,735	21,586
Teva Pharmaceutical Finance Netherlands III BV	1.700%	7/19/19	27,769	27,345
Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	36,674	35,313
The Kroger Co.	6.800%	12/15/18	1,210	1,312
The Kroger Co.	2.000%	1/15/19	5,525	5,540
The Kroger Co.	2.300%	1/15/19	8,681	8,745
The Kroger Co.	1.500%	9/30/19	6,994	6,895
The Kroger Co.	6.150%	1/15/20	5,900	6,525
The Kroger Co.	3.300%	1/15/21	7,806	8,019
The Kroger Co.	2.600%	2/1/21	6,605	6,599
The Kroger Co.	2.950%	11/1/21	2,900	2,918
Thermo Fisher Scientific Inc.	2.150%	12/14/18	4,650	4,676
Thermo Fisher Scientific Inc.	2.400%	2/1/19	16,975	17,147
Thermo Fisher Scientific Inc.	4.700%	5/1/20	275	293
Thermo Fisher Scientific Inc.	4.500%	3/1/21	11,500	12,286
Thermo Fisher Scientific Inc.	3.600%	8/15/21	10,395	10,778
Thermo Fisher Scientific Inc.	3.300%	2/15/22	11,290	11,505
Tupperware Brands Corp.	4.750%	6/1/21	6,300	6,763
Tyson Foods Inc.	2.650%	8/15/19	14,367	14,545
Unilever Capital Corp.	4.800%	2/15/19	6,275	6,649
Unilever Capital Corp.	2.200%	3/6/19	9,490	9,581
Unilever Capital Corp.	2.100%	7/30/20	7,580	7,598
Unilever Capital Corp.	4.250%	2/10/21	10,563	11,360
Unilever Capital Corp.	1.375%	7/28/21	5,190	4,983
Whirlpool Corp.	2.400%	3/1/19	5,395	5,437
Whirlpool Corp.	4.850%	6/15/21	2,580	2,785
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	10,146	10,176
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	3,925	4,159
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	18,671	18,793
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,150	2,177
Zoetis Inc.	3.450%	11/13/20	6,941	7,138
Energy (7.8%)
Anadarko Petroleum Corp.	8.700%	3/15/19	4,895	5,536
Anadarko Petroleum Corp.	6.950%	6/15/19	750	830
Anadarko Petroleum Corp.	4.850%	3/15/21	16,530	17,758
Apache Corp.	6.900%	9/15/18	3,575	3,843
Apache Corp.	3.625%	2/1/21	7,200	7,433
Baker Hughes Inc.	7.500%	11/15/18	3,821	4,183
Baker Hughes Inc.	3.200%	8/15/21	6,533	6,709
Boardwalk Pipelines LP	5.750%	9/15/19	3,605	3,891
BP Capital Markets plc	1.375%	5/10/18	22,908	22,852
BP Capital Markets plc	2.241%	9/26/18	11,750	11,837
BP Capital Markets plc	4.750%	3/10/19	8,240	8,702
BP Capital Markets plc	1.676%	5/3/19	9,875	9,823
BP Capital Markets plc	2.237%	5/10/19	12,600	12,681
BP Capital Markets plc	2.521%	1/15/20	11,691	11,818

25

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	2.315%	2/13/20	18,700	18,810
BP Capital Markets plc	4.500%	10/1/20	14,140	15,188
BP Capital Markets plc	4.742%	3/11/21	9,880	10,752
BP Capital Markets plc	2.112%	9/16/21	13,539	13,274
BP Capital Markets plc	3.561%	11/1/21	10,506	10,960
Buckeye Partners LP	2.650%	11/15/18	5,128	5,168
Buckeye Partners LP	4.875%	2/1/21	8,633	9,175
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,250	2,299
Chevron Corp.	1.365%	3/2/18	16,188	16,188
Chevron Corp.	1.718%	6/24/18	24,725	24,817
Chevron Corp.	1.790%	11/16/18	13,984	14,029
Chevron Corp.	1.686%	2/28/19	5,000	5,000
Chevron Corp.	4.950%	3/3/19	18,943	20,157
Chevron Corp.	1.561%	5/16/19	9,450	9,432
Chevron Corp.	2.193%	11/15/19	7,700	7,784
Chevron Corp.	1.961%	3/3/20	19,265	19,261
Chevron Corp.	1.991%	3/3/20	4,200	4,200
Chevron Corp.	2.427%	6/24/20	8,025	8,124
Chevron Corp.	2.419%	11/17/20	12,942	13,057
Chevron Corp.	2.100%	5/16/21	23,343	23,152
Chevron Corp.	2.498%	3/3/22	1,500	1,500
Columbia Pipeline Group Inc.	2.450%	6/1/18	4,790	4,817
Columbia Pipeline Group Inc.	3.300%	6/1/20	8,170	8,329
ConocoPhillips	5.200%	5/15/18	6,218	6,467
ConocoPhillips	6.650%	7/15/18	3,889	4,142
ConocoPhillips	5.750%	2/1/19	18,672	20,048
ConocoPhillips	6.000%	1/15/20	13,741	15,184
ConocoPhillips Co.	1.500%	5/15/18	8,133	8,114
ConocoPhillips Co.	2.200%	5/15/20	10,168	10,184
ConocoPhillips Co.	4.200%	3/15/21	12,084	12,836
ConocoPhillips Co.	2.875%	11/15/21	6,885	6,954
Devon Energy Corp.	4.000%	7/15/21	6,263	6,495
Dominion Gas Holdings LLC	2.500%	12/15/19	7,300	7,371
Dominion Gas Holdings LLC	2.800%	11/15/20	8,300	8,411
El Paso Natural Gas Co. LLC	8.625%	1/15/22	1,741	2,137
Enable Midstream Partners LP	2.400%	5/15/19	4,781	4,744
Enbridge Energy Partners LP	6.500%	4/15/18	2,801	2,938
Enbridge Energy Partners LP	9.875%	3/1/19	3,875	4,441
Enbridge Energy Partners LP	5.200%	3/15/20	7,125	7,660
Enbridge Energy Partners LP	4.375%	10/15/20	6,790	7,160
Enbridge Energy Partners LP	4.200%	9/15/21	7,569	7,920
Encana Corp.	6.500%	5/15/19	4,075	4,410
Encana Corp.	3.900%	11/15/21	7,264	7,422
Energy Transfer Partners LP	2.500%	6/15/18	5,877	5,918
Energy Transfer Partners LP	6.700%	7/1/18	10,921	11,581
Energy Transfer Partners LP	9.700%	3/15/19	2,500	2,852
Energy Transfer Partners LP	9.000%	4/15/19	1,925	2,179
Energy Transfer Partners LP	4.150%	10/1/20	9,680	10,112
Energy Transfer Partners LP	4.650%	6/1/21	13,576	14,393
Energy Transfer Partners LP	5.200%	2/1/22	9,007	9,737
EnLink Midstream Partners LP	2.700%	4/1/19	3,170	3,182
Enterprise Products Operating LLC	6.650%	4/15/18	2,979	3,137
Enterprise Products Operating LLC	1.650%	5/7/18	4,914	4,908
Enterprise Products Operating LLC	6.500%	1/31/19	9,250	10,036
Enterprise Products Operating LLC	2.550%	10/15/19	11,225	11,356
Enterprise Products Operating LLC	5.250%	1/31/20	6,775	7,330
Enterprise Products Operating LLC	5.200%	9/1/20	9,175	10,003
Enterprise Products Operating LLC	2.850%	4/15/21	4,902	4,954
Enterprise Products Operating LLC	4.050%	2/15/22	6,618	7,009
2 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	6,816
EOG Resources Inc.	6.875%	10/1/18	2,575	2,777
EOG Resources Inc.	5.625%	6/1/19	10,405	11,231
EOG Resources Inc.	2.450%	4/1/20	5,380	5,417
EOG Resources Inc.	4.400%	6/1/20	7,450	7,927

26

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EOG Resources Inc.	4.100%	2/1/21	5,675	5,982
EQT Corp.	6.500%	4/1/18	3,546	3,719
EQT Corp.	8.125%	6/1/19	5,275	5,912
EQT Corp.	4.875%	11/15/21	8,950	9,625
Exxon Mobil Corp.	1.439%	3/1/18	13,926	13,948
Exxon Mobil Corp.	1.305%	3/6/18	13,251	13,252
Exxon Mobil Corp.	1.708%	3/1/19	9,225	9,243
Exxon Mobil Corp.	1.819%	3/15/19	17,950	18,029
Exxon Mobil Corp.	1.912%	3/6/20	20,375	20,365
Exxon Mobil Corp.	2.222%	3/1/21	27,475	27,524
Halliburton Co.	2.000%	8/1/18	6,600	6,622
Halliburton Co.	5.900%	9/15/18	6,520	6,944
Halliburton Co.	6.150%	9/15/19	7,900	8,720
Halliburton Co.	3.250%	11/15/21	4,225	4,326
Hess Corp.	8.125%	2/15/19	1,200	1,326
Husky Energy Inc.	6.150%	6/15/19	1,535	1,667
Husky Energy Inc.	7.250%	12/15/19	8,520	9,646
Kinder Morgan Energy Partners LP	2.650%	2/1/19	10,910	11,026
Kinder Morgan Energy Partners LP	9.000%	2/1/19	4,375	4,924
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,850	6,546
Kinder Morgan Energy Partners LP	6.500%	4/1/20	7,920	8,813
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,250	5,705
Kinder Morgan Energy Partners LP	3.500%	3/1/21	10,075	10,265
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,100	4,533
Kinder Morgan Energy Partners LP	5.000%	10/1/21	6,725	7,241
Kinder Morgan Inc.	7.250%	6/1/18	1,500	1,597
Kinder Morgan Inc.	3.050%	12/1/19	24,170	24,598
Kinder Morgan Inc.	6.500%	9/15/20	3,378	3,798
Magellan Midstream Partners LP	6.550%	7/15/19	6,286	6,921
Magellan Midstream Partners LP	4.250%	2/1/21	4,050	4,293
Marathon Oil Corp.	5.900%	3/15/18	7,867	8,182
Marathon Oil Corp.	2.700%	6/1/20	8,380	8,370
Marathon Petroleum Corp.	2.700%	12/14/18	6,120	6,196
Marathon Petroleum Corp.	3.400%	12/15/20	12,350	12,637
Marathon Petroleum Corp.	5.125%	3/1/21	9,154	9,941
Nabors Industries Inc.	6.150%	2/15/18	10,325	10,764
Nabors Industries Inc.	9.250%	1/15/19	1,750	1,967
Nabors Industries Inc.	5.000%	9/15/20	5,970	6,224
Nabors Industries Inc.	4.625%	9/15/21	8,840	9,017
National Fuel Gas Co.	6.500%	4/15/18	3,000	3,123
National Fuel Gas Co.	8.750%	5/1/19	2,300	2,566
National Fuel Gas Co.	4.900%	12/1/21	5,250	5,570
National Oilwell Varco Inc.	1.350%	12/1/17	4,063	4,051
Noble Energy Inc.	8.250%	3/1/19	10,715	11,965
Noble Energy Inc.	5.625%	5/1/21	1,752	1,816
Noble Energy Inc.	4.150%	12/15/21	11,236	11,785
Occidental Petroleum Corp.	4.100%	2/1/21	11,766	12,533
Occidental Petroleum Corp.	3.125%	2/15/22	6,925	7,088
ONEOK Partners LP	3.200%	9/15/18	6,665	6,792
ONEOK Partners LP	8.625%	3/1/19	6,575	7,384
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	5,937	6,258
Petro-Canada	6.050%	5/15/18	4,501	4,731
Petro-Canada	9.250%	10/15/21	2,575	3,249
Phillips 66 Partners LP	2.646%	2/15/20	4,075	4,082
Pioneer Natural Resources Co.	6.875%	5/1/18	3,175	3,352
Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,909
Pioneer Natural Resources Co.	3.450%	1/15/21	5,900	6,060
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	6,825	7,175
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	7,915	8,953
Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	2,100	2,101
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	6,140	6,659
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	4,089	4,389
Questar Pipeline LLC	5.830%	2/1/18	1,300	1,344

27

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.750%	9/1/20	6,675	7,267
Regency Energy Partners LP / Regency Energy Finance
Corp.	6.500%	7/15/21	4,374	4,510
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	5,045	4,957
Sabine Pass Liquefaction LLC	5.625%	2/1/21	23,200	25,259
Shell International Finance BV	1.900%	8/10/18	7,406	7,442
Shell International Finance BV	1.625%	11/10/18	12,625	12,622
Shell International Finance BV	2.000%	11/15/18	19,557	19,675
Shell International Finance BV	1.375%	5/10/19	6,542	6,491
Shell International Finance BV	1.375%	9/12/19	17,950	17,741
Shell International Finance BV	4.300%	9/22/19	21,424	22,700
Shell International Finance BV	4.375%	3/25/20	10,275	10,976
Shell International Finance BV	2.125%	5/11/20	30,369	30,360
Shell International Finance BV	2.250%	11/10/20	12,750	12,775
Shell International Finance BV	1.875%	5/10/21	28,975	28,412
Shell International Finance BV	1.750%	9/12/21	5,900	5,748
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	3,100	3,288
Spectra Energy Capital LLC	6.200%	4/15/18	6,813	7,124
Spectra Energy Capital LLC	8.000%	10/1/19	5,280	5,985
Spectra Energy Capital LLC	5.650%	3/1/20	700	751
Spectra Energy Partners LP	2.950%	9/25/18	9,498	9,626
Spectra Energy Partners LP	4.600%	6/15/21	1,150	1,222
Suncor Energy Inc.	6.100%	6/1/18	12,692	13,374
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,400	1,515
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,675	10,212
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,400	1,489
TC Pipelines LP	4.650%	6/15/21	2,228	2,352
Total Capital International SA	2.125%	1/10/19	12,870	12,962
Total Capital International SA	2.100%	6/19/19	10,150	10,209
Total Capital International SA	2.750%	6/19/21	8,636	8,779
Total Capital International SA	2.875%	2/17/22	9,428	9,560
Total Capital SA	2.125%	8/10/18	9,780	9,863
Total Capital SA	4.450%	6/24/20	12,770	13,714
Total Capital SA	4.125%	1/28/21	3,855	4,111
Total Capital SA	4.250%	12/15/21	1,950	2,099
TransCanada PipeLines Ltd.	1.875%	1/12/18	8,375	8,394
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,107	10,780
TransCanada PipeLines Ltd.	3.125%	1/15/19	4,750	4,840
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,604
TransCanada PipeLines Ltd.	3.800%	10/1/20	9,725	10,186
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,375	2,490
Valero Energy Corp.	9.375%	3/15/19	8,402	9,616
Valero Energy Corp.	6.125%	2/1/20	9,170	10,169
Western Gas Partners LP	2.600%	8/15/18	3,640	3,652
Western Gas Partners LP	5.375%	6/1/21	4,002	4,342
Williams Partners LP	5.250%	3/15/20	21,559	23,334
Williams Partners LP	4.125%	11/15/20	6,062	6,364
Williams Partners LP	4.000%	11/15/21	7,350	7,645
XTO Energy Inc.	5.500%	6/15/18	8,350	8,774
XTO Energy Inc.	6.500%	12/15/18	3,235	3,515
Other Industrial (0.0%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,137
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,417
Technology (8.1%)
Adobe Systems Inc.	4.750%	2/1/20	11,435	12,337
Alphabet Inc.	3.625%	5/19/21	7,975	8,474
Altera Corp.	2.500%	11/15/18	12,305	12,503
Amphenol Corp.	2.550%	1/30/19	10,328	10,452
Amphenol Corp.	3.125%	9/15/21	470	479
Amphenol Corp.	4.000%	2/1/22	4,350	4,562
Analog Devices Inc.	2.500%	12/5/21	5,450	5,420

28

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	1.000%	5/3/18	44,198	44,066
Apple Inc.	1.550%	2/8/19	5,375	5,382
Apple Inc.	1.700%	2/22/19	7,891	7,922
Apple Inc.	2.100%	5/6/19	25,551	25,824
Apple Inc.	1.100%	8/2/19	11,090	10,957
Apple Inc.	1.550%	2/7/20	13,520	13,409
Apple Inc.	1.900%	2/7/20	9,000	9,016
Apple Inc.	2.000%	5/6/20	18,225	18,276
Apple Inc.	2.250%	2/23/21	39,475	39,617
Apple Inc.	2.850%	5/6/21	24,267	24,878
Apple Inc.	1.550%	8/4/21	11,850	11,466
Apple Inc.	2.150%	2/9/22	20,862	20,616
Apple Inc.	2.500%	2/9/22	16,000	16,041
Applied Materials Inc.	2.625%	10/1/20	5,100	5,180
Applied Materials Inc.	4.300%	6/15/21	8,648	9,300
Arrow Electronics Inc.	3.000%	3/1/18	3,953	3,999
Arrow Electronics Inc.	6.000%	4/1/20	1,428	1,552
Arrow Electronics Inc.	5.125%	3/1/21	1,500	1,594
Autodesk Inc.	3.125%	6/15/20	4,500	4,560
Avnet Inc.	5.875%	6/15/20	2,339	2,541
Avnet Inc.	3.750%	12/1/21	3,250	3,293
Baidu Inc.	3.250%	8/6/18	7,350	7,449
Baidu Inc.	2.750%	6/9/19	11,466	11,577
Baidu Inc.	3.000%	6/30/20	5,500	5,582
3 Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	29,900	29,937
3 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	39,450	39,450
Broadridge Financial Solutions Inc.	3.950%	9/1/20	800	840
CA Inc.	2.875%	8/15/18	1,850	1,877
CA Inc.	5.375%	12/1/19	10,975	11,904
CA Inc.	3.600%	8/1/20	5,469	5,654
Cisco Systems Inc.	1.650%	6/15/18	9,084	9,112
Cisco Systems Inc.	4.950%	2/15/19	30,231	32,168
Cisco Systems Inc.	1.600%	2/28/19	11,960	11,980
Cisco Systems Inc.	2.125%	3/1/19	23,889	24,154
Cisco Systems Inc.	1.400%	9/20/19	6,415	6,372
Cisco Systems Inc.	4.450%	1/15/20	30,629	32,790
Cisco Systems Inc.	2.450%	6/15/20	20,081	20,361
Cisco Systems Inc.	2.200%	2/28/21	24,101	24,136
Cisco Systems Inc.	2.900%	3/4/21	6,850	7,026
Cisco Systems Inc.	1.850%	9/20/21	23,135	22,654
Corning Inc.	1.500%	5/8/18	4,550	4,545
Corning Inc.	6.625%	5/15/19	3,155	3,467
Corning Inc.	4.250%	8/15/20	2,000	2,117
3 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	44,880	45,869
3 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	49,567	52,025
Dun & Bradstreet Corp.	4.000%	6/15/20	500	513
Equifax Inc.	2.300%	6/1/21	4,475	4,413
Fidelity National Information Services Inc.	2.000%	4/15/18	1,975	1,983
Fidelity National Information Services Inc.	2.850%	10/15/18	6,013	6,108
Fidelity National Information Services Inc.	3.625%	10/15/20	19,334	20,014
Fidelity National Information Services Inc.	2.250%	8/15/21	16,850	16,455
Fiserv Inc.	2.700%	6/1/20	8,970	9,059
Fiserv Inc.	4.625%	10/1/20	5,454	5,835
Fiserv Inc.	4.750%	6/15/21	500	540
Flex Ltd.	4.625%	2/15/20	5,200	5,343
Hewlett Packard Enterprise Co.	2.850%	10/5/18	31,850	32,267
Hewlett Packard Enterprise Co.	3.600%	10/15/20	36,776	37,719
HP Inc.	3.750%	12/1/20	457	475
HP Inc.	4.300%	6/1/21	15,895	16,787
HP Inc.	4.375%	9/15/21	13,450	14,296
HP Inc.	4.650%	12/9/21	19,264	20,626
Intel Corp.	2.450%	7/29/20	16,045	16,325
Intel Corp.	1.700%	5/19/21	6,723	6,609
Intel Corp.	3.300%	10/1/21	17,689	18,489

29

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	7.625%	10/15/18	16,040	17,576
International Business Machines Corp.	1.950%	2/12/19	7,900	7,974
International Business Machines Corp.	1.875%	5/15/19	4,725	4,750
International Business Machines Corp.	1.800%	5/17/19	9,575	9,625
International Business Machines Corp.	8.375%	11/1/19	3,491	4,078
International Business Machines Corp.	1.900%	1/27/20	9,000	9,041
International Business Machines Corp.	1.625%	5/15/20	17,938	17,808
International Business Machines Corp.	2.250%	2/19/21	7,625	7,667
International Business Machines Corp.	2.900%	11/1/21	6,675	6,852
International Business Machines Corp.	2.500%	1/27/22	11,000	11,094
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,649
Jabil Circuit Inc.	5.625%	12/15/20	3,500	3,771
Juniper Networks Inc.	3.125%	2/26/19	2,800	2,847
Juniper Networks Inc.	3.300%	6/15/20	2,200	2,251
Juniper Networks Inc.	4.600%	3/15/21	1,655	1,767
Keysight Technologies Inc.	3.300%	10/30/19	3,800	3,851
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,231
KLA-Tencor Corp.	4.125%	11/1/21	6,370	6,684
Lam Research Corp.	2.750%	3/15/20	5,230	5,297
Lam Research Corp.	2.800%	6/15/21	9,400	9,428
Maxim Integrated Products Inc.	2.500%	11/15/18	3,788	3,822
Microsoft Corp.	1.000%	5/1/18	5,679	5,669
Microsoft Corp.	1.300%	11/3/18	25,423	25,428
Microsoft Corp.	1.625%	12/6/18	5,172	5,199
Microsoft Corp.	4.200%	6/1/19	13,565	14,377
Microsoft Corp.	1.100%	8/8/19	22,975	22,725
Microsoft Corp.	1.850%	2/6/20	15,350	15,407
Microsoft Corp.	1.850%	2/12/20	14,315	14,365
Microsoft Corp.	3.000%	10/1/20	13,555	14,031
Microsoft Corp.	2.000%	11/3/20	32,475	32,602
Microsoft Corp.	4.000%	2/8/21	375	402
Microsoft Corp.	1.550%	8/8/21	32,978	31,990
Microsoft Corp.	2.400%	2/6/22	20,000	20,079
Microsoft Corp.	2.375%	2/12/22	18,999	19,026
Motorola Solutions Inc.	3.500%	9/1/21	4,250	4,304
NetApp Inc.	3.375%	6/15/21	5,675	5,798
NVIDIA Corp.	2.200%	9/16/21	11,000	10,797
Oracle Corp.	5.750%	4/15/18	24,213	25,409
Oracle Corp.	2.375%	1/15/19	18,324	18,618
Oracle Corp.	5.000%	7/8/19	23,259	25,046
Oracle Corp.	2.250%	10/8/19	23,098	23,414
Oracle Corp.	3.875%	7/15/20	7,870	8,356
Oracle Corp.	2.800%	7/8/21	14,548	14,844
Oracle Corp.	1.900%	9/15/21	49,990	49,039
Pitney Bowes Inc.	5.600%	3/15/18	1,225	1,264
Pitney Bowes Inc.	4.750%	5/15/18	3,049	3,144
Pitney Bowes Inc.	6.250%	3/15/19	700	748
Pitney Bowes Inc.	3.375%	10/1/21	9,235	9,054
QUALCOMM Inc.	1.400%	5/18/18	11,250	11,239
QUALCOMM Inc.	2.250%	5/20/20	23,945	24,027
Seagate HDD Cayman	3.750%	11/15/18	5,825	6,000
3 Seagate HDD Cayman	4.250%	3/1/22	2,250	2,227
3 Semiconductor Manufacturing International Corp.	4.125%	10/7/19	3,050	3,130
Tech Data Corp.	3.700%	2/15/22	5,000	4,999
Texas Instruments Inc.	1.000%	5/1/18	9,385	9,344
Texas Instruments Inc.	1.650%	8/3/19	6,646	6,629
Texas Instruments Inc.	1.750%	5/1/20	2,226	2,206
Texas Instruments Inc.	2.750%	3/12/21	1,775	1,809
Total System Services Inc.	2.375%	6/1/18	5,778	5,804
Total System Services Inc.	3.800%	4/1/21	10,657	11,010
Tyco Electronics Group SA	2.375%	12/17/18	2,603	2,626
Tyco Electronics Group SA	2.350%	8/1/19	4,117	4,139
Tyco Electronics Group SA	4.875%	1/15/21	180	194
Tyco Electronics Group SA	3.500%	2/3/22	8,397	8,687

30

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verisk Analytics Inc.	5.800%	5/1/21	4,965	5,520
Xerox Corp.	6.350%	5/15/18	7,005	7,354
Xerox Corp.	2.750%	3/15/19	6,536	6,570
Xerox Corp.	5.625%	12/15/19	6,725	7,228
Xerox Corp.	2.800%	5/15/20	2,650	2,631
Xerox Corp.	3.500%	8/20/20	300	304
Xerox Corp.	2.750%	9/1/20	6,365	6,309
Xerox Corp.	4.500%	5/15/21	13,319	13,848
Xilinx Inc.	2.125%	3/15/19	3,595	3,605
Xilinx Inc.	3.000%	3/15/21	4,341	4,403
Transportation (1.0%)
Burlington Northern Santa Fe LLC	5.750%	3/15/18	11,550	12,043
Burlington Northern Santa Fe LLC	4.700%	10/1/19	9,982	10,716
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,775	1,857
Burlington Northern Santa Fe LLC	4.100%	6/1/21	1,767	1,882
Burlington Northern Santa Fe LLC	3.450%	9/15/21	4,774	4,979
Canadian National Railway Co.	5.550%	5/15/18	2,235	2,334
Canadian National Railway Co.	5.550%	3/1/19	4,150	4,450
Canadian National Railway Co.	2.850%	12/15/21	3,725	3,803
Canadian Pacific Railway Co.	6.500%	5/15/18	1,639	1,727
Canadian Pacific Railway Co.	7.250%	5/15/19	4,230	4,704
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,807
Canadian Pacific Railway Co.	4.500%	1/15/22	1,700	1,829
2 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,542	2,815
2 Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,936	2,042
CSX Corp.	3.700%	10/30/20	2,699	2,819
CSX Corp.	4.250%	6/1/21	7,215	7,680
2 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	1,888	2,089
2 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	894	943
2 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	1,519	1,584
2 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	1,640	1,722
FedEx Corp.	8.000%	1/15/19	5,100	5,666
FedEx Corp.	2.300%	2/1/20	8,025	8,100
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,150	2,170
Kansas City Southern	2.350%	5/15/20	2,500	2,475
Norfolk Southern Corp.	5.750%	4/1/18	5,794	6,050
Norfolk Southern Corp.	5.900%	6/15/19	6,415	6,977
Norfolk Southern Corp.	3.250%	12/1/21	9,746	10,016
Norfolk Southern Railway Co.	9.750%	6/15/20	1,780	2,180
2 Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	1,552	1,723
Ryder System Inc.	2.500%	3/1/18	4,070	4,102
Ryder System Inc.	2.450%	11/15/18	3,475	3,507
Ryder System Inc.	2.350%	2/26/19	2,575	2,592
Ryder System Inc.	2.550%	6/1/19	3,750	3,782
Ryder System Inc.	2.450%	9/3/19	3,545	3,570
Ryder System Inc.	2.650%	3/2/20	5,725	5,763
Ryder System Inc.	2.500%	5/11/20	3,350	3,354
Ryder System Inc.	2.875%	9/1/20	4,078	4,134
Ryder System Inc.	2.250%	9/1/21	2,750	2,690
Southwest Airlines Co.	2.750%	11/6/19	3,750	3,812
Southwest Airlines Co.	2.650%	11/5/20	4,775	4,822
Union Pacific Corp.	5.700%	8/15/18	3,125	3,308
Union Pacific Corp.	2.250%	2/15/19	6,480	6,557
Union Pacific Corp.	1.800%	2/1/20	4,958	4,937
Union Pacific Corp.	2.250%	6/19/20	6,650	6,680
Union Pacific Corp.	4.000%	2/1/21	6,625	7,027
United Parcel Service Inc.	5.125%	4/1/19	14,810	15,864
United Parcel Service Inc.	3.125%	1/15/21	11,686	12,122
United Parcel Service of America Inc.	8.375%	4/1/20	2,250	2,659
				11,213,595

31

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ameren Corp.	2.700%	11/15/20	6,125	6,170
Appalachian Power Co.	4.600%	3/30/21	3,700	3,976
Arizona Public Service Co.	8.750%	3/1/19	6,627	7,513
Arizona Public Service Co.	2.200%	1/15/20	2,471	2,478
Atlantic City Electric Co.	7.750%	11/15/18	750	821
Avista Corp.	5.950%	6/1/18	1,460	1,535
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,347	5,557
Berkshire Hathaway Energy Co.	5.750%	4/1/18	10,825	11,313
Berkshire Hathaway Energy Co.	2.000%	11/15/18	3,568	3,581
Berkshire Hathaway Energy Co.	2.400%	2/1/20	4,750	4,797
Black Hills Corp.	2.500%	1/11/19	1,975	1,988
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	7,000	6,861
Cleveland Electric Illuminating Co.	8.875%	11/15/18	1,225	1,363
CMS Energy Corp.	8.750%	6/15/19	9,150	10,475
CMS Energy Corp.	6.250%	2/1/20	2,025	2,242
Commonwealth Edison Co.	5.800%	3/15/18	5,654	5,901
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,430
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,764
Commonwealth Edison Co.	3.400%	9/1/21	7,100	7,378
Connecticut Light & Power Co.	5.650%	5/1/18	1,900	1,990
Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,271
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	9,333	9,754
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	4,702	5,133
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,475	6,007
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,415
Consolidated Edison Inc.	2.000%	3/15/20	500	500
Consolidated Edison Inc.	2.000%	5/15/21	8,350	8,186
Constellation Energy Group Inc.	5.150%	12/1/20	5,600	6,063
Consumers Energy Co.	5.650%	9/15/18	2,275	2,410
Consumers Energy Co.	6.125%	3/15/19	6,290	6,831
Consumers Energy Co.	6.700%	9/15/19	275	307
Consumers Energy Co.	5.650%	4/15/20	2,875	3,170
Dominion Resources Inc.	1.900%	6/15/18	1,549	1,549
Dominion Resources Inc.	6.400%	6/15/18	6,873	7,256
Dominion Resources Inc.	1.875%	1/15/19	4,200	4,200
Dominion Resources Inc.	2.962%	7/1/19	8,125	8,224
Dominion Resources Inc.	1.600%	8/15/19	1,000	987
Dominion Resources Inc.	5.200%	8/15/19	3,350	3,592
Dominion Resources Inc.	2.500%	12/1/19	13,255	13,396
Dominion Resources Inc.	4.450%	3/15/21	7,458	7,955
Dominion Resources Inc.	4.104%	4/1/21	1,850	1,931
Dominion Resources Inc.	2.000%	8/15/21	2,000	1,949
Dominion Resources Inc.	2.750%	1/15/22	4,250	4,243
DTE Electric Co.	5.600%	6/15/18	1,050	1,103
DTE Electric Co.	3.450%	10/1/20	5,175	5,387
DTE Electric Co.	3.900%	6/1/21	3,050	3,220
DTE Energy Co.	1.500%	10/1/19	4,890	4,812
DTE Energy Co.	2.400%	12/1/19	6,650	6,696
Duke Energy Carolinas LLC	5.100%	4/15/18	5,932	6,172
Duke Energy Carolinas LLC	7.000%	11/15/18	2,630	2,864
Duke Energy Carolinas LLC	4.300%	6/15/20	2,775	2,970
Duke Energy Carolinas LLC	3.900%	6/15/21	5,125	5,437
Duke Energy Corp.	2.100%	6/15/18	6,895	6,928
Duke Energy Corp.	6.250%	6/15/18	2,250	2,377
Duke Energy Corp.	5.050%	9/15/19	7,420	7,961
Duke Energy Corp.	1.800%	9/1/21	10,550	10,205
Duke Energy Corp.	3.550%	9/15/21	5,750	5,968
Duke Energy Florida LLC	5.650%	6/15/18	7,931	8,350
Duke Energy Florida LLC	1.850%	1/15/20	3,000	2,998
Duke Energy Florida LLC	3.100%	8/15/21	2,675	2,760
Duke Energy Indiana LLC	3.750%	7/15/20	2,950	3,099
Duke Energy Ohio Inc.	5.450%	4/1/19	10,754	11,531
Duke Energy Progress LLC	5.300%	1/15/19	14,583	15,541
Emera US Finance LP	2.150%	6/15/19	9,924	9,911

32

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emera US Finance LP	2.700%	6/15/21	13,320	13,242
Entergy Arkansas Inc.	3.750%	2/15/21	4,342	4,561
Entergy Corp.	5.125%	9/15/20	875	943
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	3,815	3,999
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	4,021
Entergy Louisiana LLC	6.500%	9/1/18	1,875	2,002
Entergy Texas Inc.	7.125%	2/1/19	5,905	6,462
Eversource Energy	1.450%	5/1/18	9,040	9,012
Eversource Energy	4.500%	11/15/19	2,032	2,156
Eversource Energy	2.500%	3/15/21	3,875	3,849
Exelon Corp.	2.850%	6/15/20	9,025	9,156
Exelon Corp.	2.450%	4/15/21	1,700	1,681
Exelon Generation Co. LLC	5.200%	10/1/19	8,440	9,047
Exelon Generation Co. LLC	2.950%	1/15/20	15,020	15,202
Exelon Generation Co. LLC	4.000%	10/1/20	6,725	6,986
3 Fortis Inc.	2.100%	10/4/21	13,398	13,005
Georgia Power Co.	5.400%	6/1/18	4,050	4,235
Georgia Power Co.	1.950%	12/1/18	13,443	13,510
Georgia Power Co.	4.250%	12/1/19	5,655	5,987
Georgia Power Co.	2.000%	3/30/20	5,050	5,048
Georgia Power Co.	2.400%	4/1/21	4,450	4,446
Great Plains Energy Inc.	4.850%	6/1/21	2,480	2,647
Indiana Michigan Power Co.	7.000%	3/15/19	4,117	4,519
Integrys Holding Inc.	4.170%	11/1/20	570	603
Interstate Power & Light Co.	7.250%	10/1/18	1,000	1,078
Kansas City Power & Light Co.	6.375%	3/1/18	3,346	3,496
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	4,739
Kentucky Utilities Co.	3.250%	11/1/20	3,925	4,058
LG&E & KU Energy LLC	3.750%	11/15/20	3,000	3,116
LG&E & KU Energy LLC	4.375%	10/1/21	1,575	1,672
Metropolitan Edison Co.	7.700%	1/15/19	2,017	2,209
MidAmerican Energy Co.	5.300%	3/15/18	1,150	1,194
MidAmerican Energy Co.	2.400%	3/15/19	2,283	2,311
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	13,062	14,904
National Rural Utilities Cooperative Finance Corp.	2.150%	2/1/19	5,600	5,633
National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	7,025	7,011
National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	6,075	6,019
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	2,300	2,320
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	7,150	7,126
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	2,785	2,789
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	950	944
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	4,148	4,240
Nevada Power Co.	6.500%	5/15/18	3,360	3,559
Nevada Power Co.	6.500%	8/1/18	6,398	6,827
Nevada Power Co.	7.125%	3/15/19	9,985	11,042
NextEra Energy Capital Holdings Inc.	1.649%	9/1/18	3,271	3,266
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	11,540	12,420
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	4,240	4,278
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	5,870	5,911
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	5,139	5,205
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,480	1,583
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,005	1,013
Northern States Power Co.	5.250%	3/1/18	2,729	2,832
Northern States Power Co.	2.200%	8/15/20	3,200	3,211
NorthWestern Corp.	6.340%	4/1/19	2,000	2,160
Oglethorpe Power Corp.	6.100%	3/15/19	1,815	1,963
Ohio Power Co.	6.050%	5/1/18	3,000	3,145
Ohio Power Co.	5.375%	10/1/21	4,425	4,943
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,363
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	5,322	5,708
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,599	2,609
Pacific Gas & Electric Co.	8.250%	10/15/18	11,472	12,630
Pacific Gas & Electric Co.	3.500%	10/1/20	9,409	9,779
Pacific Gas & Electric Co.	4.250%	5/15/21	3,350	3,580

33

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	3.250%	9/15/21	250	256
PacifiCorp	5.650%	7/15/18	7,753	8,170
PacifiCorp	5.500%	1/15/19	3,643	3,898
PacifiCorp	3.850%	6/15/21	3,400	3,603
PacifiCorp	2.950%	2/1/22	4,462	4,549
PECO Energy Co.	5.350%	3/1/18	2,863	2,974
PECO Energy Co.	1.700%	9/15/21	1,875	1,830
Pennsylvania Electric Co.	5.200%	4/1/20	3,725	3,991
PG&E Corp.	2.400%	3/1/19	3,008	3,026
Portland General Electric Co.	6.100%	4/15/19	2,010	2,178
PPL Capital Funding Inc.	1.900%	6/1/18	5,850	5,850
PPL Electric Utilities Corp.	3.000%	9/15/21	4,300	4,422
Progress Energy Inc.	7.050%	3/15/19	1,400	1,540
Progress Energy Inc.	4.875%	12/1/19	4,856	5,193
Progress Energy Inc.	4.400%	1/15/21	975	1,039
PSEG Power LLC	2.450%	11/15/18	3,100	3,122
PSEG Power LLC	5.125%	4/15/20	3,200	3,444
PSEG Power LLC	3.000%	6/15/21	5,400	5,442
PSEG Power LLC	4.150%	9/15/21	2,386	2,513
Public Service Co. of Colorado	5.800%	8/1/18	100	106
Public Service Co. of Colorado	5.125%	6/1/19	5,000	5,353
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,284
Public Service Co. of New Mexico	7.950%	5/15/18	765	820
Public Service Co. of Oklahoma	5.150%	12/1/19	1,372	1,483
Public Service Co. of Oklahoma	4.400%	2/1/21	2,000	2,132
Public Service Electric & Gas Co.	5.300%	5/1/18	5,115	5,338
Public Service Electric & Gas Co.	2.300%	9/15/18	3,600	3,649
Public Service Electric & Gas Co.	1.800%	6/1/19	5,650	5,658
Public Service Electric & Gas Co.	2.000%	8/15/19	975	978
Public Service Electric & Gas Co.	3.500%	8/15/20	1,000	1,042
Public Service Electric & Gas Co.	1.900%	3/15/21	7,800	7,694
Public Service Enterprise Group Inc.	1.600%	11/15/19	5,300	5,241
Public Service Enterprise Group Inc.	2.000%	11/15/21	1,100	1,065
Puget Energy Inc.	6.500%	12/15/20	3,925	4,411
Puget Energy Inc.	6.000%	9/1/21	5,326	5,961
San Diego Gas & Electric Co.	3.000%	8/15/21	3,427	3,524
SCANA Corp.	6.250%	4/1/20	3,000	3,301
SCANA Corp.	4.750%	5/15/21	3,000	3,169
SCANA Corp.	4.125%	2/1/22	6,700	6,913
South Carolina Electric & Gas Co.	5.250%	11/1/18	3,375	3,565
South Carolina Electric & Gas Co.	6.500%	11/1/18	4,225	4,551
Southern California Edison Co.	5.500%	8/15/18	3,700	3,915
Southern California Edison Co.	3.875%	6/1/21	5,600	5,937
2 Southern California Edison Co.	1.845%	2/1/22	1,982	1,953
Southern California Edison Co.	2.400%	2/1/22	850	849
Southern Co.	1.550%	7/1/18	4,875	4,860
Southern Co.	2.450%	9/1/18	6,450	6,510
Southern Co.	1.850%	7/1/19	9,000	8,966
Southern Co.	2.150%	9/1/19	5,625	5,631
Southern Co.	2.750%	6/15/20	6,545	6,615
Southern Co.	2.350%	7/1/21	14,000	13,821
Southern Power Co.	1.500%	6/1/18	3,100	3,094
Southern Power Co.	1.950%	12/15/19	4,300	4,278
Southern Power Co.	2.375%	6/1/20	2,460	2,459
Southern Power Co.	2.500%	12/15/21	5,450	5,362
Southwestern Electric Power Co.	5.875%	3/1/18	3,450	3,590
Southwestern Electric Power Co.	6.450%	1/15/19	3,770	4,072
Southwestern Electric Power Co.	3.550%	2/15/22	3,425	3,533
Southwestern Public Service Co.	8.750%	12/1/18	255	285
Tampa Electric Co.	6.100%	5/15/18	2,150	2,260
Tampa Electric Co.	5.400%	5/15/21	2,225	2,436
TECO Finance Inc.	5.150%	3/15/20	2,750	2,940
TransAlta Corp.	6.900%	5/15/18	3,930	4,096
Tucson Electric Power Co.	5.150%	11/15/21	2,600	2,832

34

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UIL Holdings Corp.	4.625%	10/1/20	1,220	1,266
Union Electric Co.	6.700%	2/1/19	5,375	5,860
Virginia Electric & Power Co.	5.400%	4/30/18	11,528	12,027
Virginia Electric & Power Co.	2.950%	1/15/22	3,400	3,474
WEC Energy Group Inc.	1.650%	6/15/18	7,786	7,783
WEC Energy Group Inc.	2.450%	6/15/20	3,633	3,651
Western Massachusetts Electric Co.	3.500%	9/15/21	2,275	2,346
Wisconsin Electric Power Co.	1.700%	6/15/18	2,750	2,756
Wisconsin Electric Power Co.	4.250%	12/15/19	1,575	1,672
Wisconsin Electric Power Co.	2.950%	9/15/21	2,870	2,942
Wisconsin Power & Light Co.	5.000%	7/15/19	2,110	2,241
Wisconsin Public Service Corp.	1.650%	12/4/18	3,145	3,145
Xcel Energy Inc.	4.700%	5/15/20	8,365	8,890
Xcel Energy Inc.	2.400%	3/15/21	14,495	14,465
Natural Gas (0.3%)
Atmos Energy Corp.	8.500%	3/15/19	2,787	3,148
British Transco Finance Inc.	6.625%	6/1/18	3,383	3,586
CenterPoint Energy Resources Corp.	6.000%	5/15/18	1,000	1,043
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,152	5,445
NiSource Finance Corp.	6.400%	3/15/18	6,750	7,071
NiSource Finance Corp.	6.800%	1/15/19	3,275	3,557
NiSource Finance Corp.	5.450%	9/15/20	4,855	5,326
ONE Gas Inc.	2.070%	2/1/19	2,750	2,759
Sempra Energy	6.150%	6/15/18	12,165	12,856
Sempra Energy	9.800%	2/15/19	1,600	1,840
Sempra Energy	1.625%	10/7/19	8,250	8,170
Sempra Energy	2.400%	3/15/20	5,001	4,991
Sempra Energy	2.850%	11/15/20	4,634	4,706
Southern California Gas Co.	1.550%	6/15/18	100	100
Southern Co. Gas Capital Corp.	5.250%	8/15/19	2,825	3,019
Southern Co. Gas Capital Corp.	3.500%	9/15/21	3,200	3,284
Other Utility (0.0%)
United Utilities plc	5.375%	2/1/19	3,000	3,127
				1,054,847

Total Corporate Bonds (Cost $20,613,648)				20,635,659

Taxable Municipal Bonds (0.1%)
Dartmouth College New Hampshire GO	4.750%	6/1/19	862	912
Emory University Georgia GO	5.625%	9/1/19	1,980	2,152
Princeton University New Jersey GO	4.950%	3/1/19	4,482	4,776
Stanford University California GO	4.750%	5/1/19	2,800	2,988

Total Taxable Municipal Bonds (Cost $10,882)				10,828

			Shares

Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund (Cost
$200,109)	0.864%		2,000,887	200,109

Total Investments (100.2%) (Cost $21,068,381)				21,090,173
Other Assets and Liabilities—Net (-0.2%)				(50,726)
Net Assets (100%)				21,039,447

1	Securities with a value of $1,978,000 have been segregated as initial margin for recently closed futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

35

Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $257,027,000, representing 1.2% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond. REIT—Real Estate Investment Trust.

36

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond	1.875%	2/28/22	22,435	22,414
	United States Treasury Note/Bond	2.250%	2/15/27	65,915	65,266

Total U.S. Government and Agency Obligations (Cost $87,694)					87,680

Corporate Bonds (98.3%)
Finance (32.9%)
	Banking (21.3%)
	American Express Co.	2.650%	12/2/22	11,978	11,857
	American Express Co.	3.625%	12/5/24	7,001	7,116
	Associated Banc-Corp	4.250%	1/15/25	500	498
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	6,250	6,514
	Bank of America Corp.	2.503%	10/21/22	15,657	15,223
	Bank of America Corp.	3.300%	1/11/23	37,350	37,583
	Bank of America Corp.	4.100%	7/24/23	15,892	16,636
	Bank of America Corp.	4.125%	1/22/24	26,472	27,622
	Bank of America Corp.	4.000%	4/1/24	28,342	29,365
	Bank of America Corp.	4.200%	8/26/24	29,022	29,941
	Bank of America Corp.	4.000%	1/22/25	23,763	23,952
	Bank of America Corp.	3.950%	4/21/25	26,424	26,512
	Bank of America Corp.	3.875%	8/1/25	30,807	31,435
	Bank of America Corp.	4.450%	3/3/26	17,689	18,324
	Bank of America Corp.	3.500%	4/19/26	16,240	16,137
	Bank of America Corp.	6.220%	9/15/26	400	455
	Bank of America Corp.	4.250%	10/22/26	19,072	19,386
	Bank of America Corp.	3.248%	10/21/27	10,000	9,587
1	Bank of America Corp.	3.824%	1/20/28	11,550	11,580
	Bank of Montreal	2.550%	11/6/22	8,843	8,817
	Bank of New York Mellon Corp.	2.200%	8/16/23	5,122	4,912
	Bank of New York Mellon Corp.	3.650%	2/4/24	6,970	7,286
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,831	6,975
	Bank of New York Mellon Corp.	3.250%	9/11/24	8,626	8,740
	Bank of New York Mellon Corp.	3.000%	2/24/25	5,950	5,899
	Bank of New York Mellon Corp.	3.950%	11/18/25	2,375	2,515
	Bank of New York Mellon Corp.	2.800%	5/4/26	2,125	2,061
	Bank of New York Mellon Corp.	2.450%	8/17/26	8,035	7,552
1	Bank of New York Mellon Corp.	3.442%	2/7/28	4,100	4,135
	Bank of Nova Scotia	4.500%	12/16/25	10,756	11,247
	Bank One Corp.	7.625%	10/15/26	5,520	7,073
	Barclays Bank plc	3.750%	5/15/24	1,600	1,633
	Barclays plc	3.684%	1/10/23	19,700	19,843
	Barclays plc	4.375%	9/11/24	12,010	12,051
	Barclays plc	3.650%	3/16/25	17,805	17,355
	Barclays plc	4.375%	1/12/26	19,831	20,215
	Barclays plc	5.200%	5/12/26	16,426	16,993
	BB&T Corp.	3.950%	3/22/22	2,809	2,937
	BNP Paribas SA	3.250%	3/3/23	9,300	9,333
	BNP Paribas SA	4.250%	10/15/24	8,221	8,294
	BPCE SA	4.000%	4/15/24	17,141	17,862
	BPCE SA	3.375%	12/2/26	3,250	3,192
	Branch Banking & Trust Co.	3.625%	9/16/25	13,525	13,879
	Branch Banking & Trust Co.	3.800%	10/30/26	6,177	6,445
	Capital One Bank USA NA	3.375%	2/15/23	14,813	14,855
	Capital One Financial Corp.	3.500%	6/15/23	5,715	5,801
	Capital One Financial Corp.	3.750%	4/24/24	10,142	10,397
	Capital One Financial Corp.	3.200%	2/5/25	6,877	6,730
	Capital One Financial Corp.	4.200%	10/29/25	13,615	13,810
	Capital One Financial Corp.	3.750%	7/28/26	13,400	13,025
	Citigroup Inc.	4.050%	7/30/22	8,210	8,566
	Citigroup Inc.	3.375%	3/1/23	1,000	1,008

37

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	3.500%	5/15/23	12,025	12,090
Citigroup Inc.	3.875%	10/25/23	12,983	13,392
Citigroup Inc.	3.750%	6/16/24	11,007	11,302
Citigroup Inc.	4.000%	8/5/24	6,070	6,163
Citigroup Inc.	3.875%	3/26/25	7,774	7,712
Citigroup Inc.	3.300%	4/27/25	15,857	15,566
Citigroup Inc.	4.400%	6/10/25	25,121	25,748
Citigroup Inc.	5.500%	9/13/25	12,233	13,417
Citigroup Inc.	3.700%	1/12/26	23,616	23,684
Citigroup Inc.	4.600%	3/9/26	14,364	14,899
Citigroup Inc.	3.400%	5/1/26	15,661	15,273
Citigroup Inc.	3.200%	10/21/26	32,170	30,948
Citigroup Inc.	4.300%	11/20/26	9,346	9,508
1 Citigroup Inc.	3.887%	1/10/28	5,950	5,986
Citizens Financial Group Inc.	4.300%	12/3/25	6,753	6,935
Comerica Bank	4.000%	7/27/25	4,475	4,465
Comerica Inc.	3.800%	7/22/26	159	159
Compass Bank	3.875%	4/10/25	4,450	4,286
Cooperatieve Rabobank UA	3.950%	11/9/22	18,045	18,511
Cooperatieve Rabobank UA	4.625%	12/1/23	19,941	21,002
Cooperatieve Rabobank UA	3.375%	5/21/25	12,920	13,043
Cooperatieve Rabobank UA	4.375%	8/4/25	14,358	14,635
Cooperatieve Rabobank UA	3.750%	7/21/26	11,876	11,571
Credit Suisse AG	3.625%	9/9/24	29,700	30,157
2 Credit Suisse Group AG	3.574%	1/9/23	4,000	3,996
2 Credit Suisse Group AG	4.282%	1/9/28	3,000	3,000
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	11,796	11,911
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	13,950	13,907
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	17,271	17,021
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	20,600	21,296
Deutsche Bank AG	3.700%	5/30/24	11,909	11,590
Deutsche Bank AG	4.100%	1/13/26	9,050	9,009
Discover Bank	4.200%	8/8/23	6,268	6,562
Discover Bank	4.250%	3/13/26	3,262	3,368
Discover Bank	3.450%	7/27/26	9,560	9,363
Discover Financial Services	5.200%	4/27/22	1,806	1,961
Discover Financial Services	3.850%	11/21/22	5,088	5,184
Discover Financial Services	3.950%	11/6/24	5,003	4,999
Discover Financial Services	3.750%	3/4/25	6,520	6,453
Discover Financial Services	4.100%	2/9/27	5,000	5,028
Fifth Third Bancorp	3.500%	3/15/22	3,590	3,695
Fifth Third Bancorp	4.300%	1/16/24	7,951	8,281
Fifth Third Bank	3.850%	3/15/26	5,725	5,777
FirstMerit Bank NA	4.270%	11/25/26	450	457
FirstMerit Corp.	4.350%	2/4/23	2,950	3,056
Goldman Sachs Group Inc.	3.000%	4/26/22	23,000	22,955
Goldman Sachs Group Inc.	3.625%	1/22/23	19,124	19,596
Goldman Sachs Group Inc.	4.000%	3/3/24	30,186	31,399
Goldman Sachs Group Inc.	3.850%	7/8/24	23,597	24,233
Goldman Sachs Group Inc.	3.500%	1/23/25	28,058	28,035
Goldman Sachs Group Inc.	3.750%	5/22/25	13,200	13,356
Goldman Sachs Group Inc.	4.250%	10/21/25	15,558	15,929
Goldman Sachs Group Inc.	3.750%	2/25/26	20,005	20,155
Goldman Sachs Group Inc.	3.500%	11/16/26	29,050	28,529
Goldman Sachs Group Inc.	5.950%	1/15/27	6,118	7,038
Goldman Sachs Group Inc.	3.850%	1/26/27	13,000	13,094
HSBC Bank plc	7.650%	5/1/25	776	946
HSBC Holdings plc	4.000%	3/30/22	16,719	17,465
HSBC Holdings plc	3.600%	5/25/23	24,756	25,122
HSBC Holdings plc	4.250%	3/14/24	16,051	16,333
HSBC Holdings plc	4.250%	8/18/25	14,931	15,141
HSBC Holdings plc	4.300%	3/8/26	28,745	30,031
HSBC Holdings plc	3.900%	5/25/26	22,342	22,668

38

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	4.375%	11/23/26	14,925	15,105
HSBC USA Inc.	3.500%	6/23/24	5,675	5,758
Intesa Sanpaolo SPA	5.250%	1/12/24	8,800	9,275
JPMorgan Chase & Co.	3.250%	9/23/22	26,915	27,462
JPMorgan Chase & Co.	2.972%	1/15/23	12,425	12,444
JPMorgan Chase & Co.	3.200%	1/25/23	17,674	17,862
JPMorgan Chase & Co.	3.375%	5/1/23	22,808	22,862
JPMorgan Chase & Co.	2.700%	5/18/23	19,224	18,790
JPMorgan Chase & Co.	3.875%	2/1/24	17,785	18,522
JPMorgan Chase & Co.	3.625%	5/13/24	22,147	22,716
JPMorgan Chase & Co.	3.875%	9/10/24	21,945	22,323
JPMorgan Chase & Co.	3.125%	1/23/25	26,590	26,321
JPMorgan Chase & Co.	3.900%	7/15/25	26,155	27,136
JPMorgan Chase & Co.	3.300%	4/1/26	26,422	26,092
JPMorgan Chase & Co.	3.200%	6/15/26	12,795	12,461
JPMorgan Chase & Co.	2.950%	10/1/26	24,200	23,065
JPMorgan Chase & Co.	4.125%	12/15/26	18,202	18,649
1 JPMorgan Chase & Co.	3.782%	2/1/28	11,750	11,925
KeyBank NA	3.300%	6/1/25	4,445	4,454
KeyBank NA	3.400%	5/20/26	7,186	7,040
1 KeyBank NA	3.180%	10/15/27	250	253
Lloyds Banking Group plc	4.500%	11/4/24	4,700	4,819
Lloyds Banking Group plc	4.582%	12/10/25	13,866	14,086
Lloyds Banking Group plc	4.650%	3/24/26	12,750	13,080
Lloyds Banking Group plc	3.750%	1/11/27	16,000	15,828
Manufacturers & Traders Trust Co.	2.900%	2/6/25	4,280	4,217
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	7,300	7,069
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	26,653	27,406
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,350	5,965
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	11,500	11,620
Mizuho Financial Group Inc.	2.839%	9/13/26	8,475	8,023
Morgan Stanley	4.875%	11/1/22	20,990	22,648
Morgan Stanley	3.750%	2/25/23	18,355	18,929
Morgan Stanley	4.100%	5/22/23	16,165	16,756
Morgan Stanley	3.875%	4/29/24	31,583	32,647
Morgan Stanley	3.700%	10/23/24	28,334	28,936
Morgan Stanley	4.000%	7/23/25	31,504	32,497
Morgan Stanley	5.000%	11/24/25	20,300	21,888
Morgan Stanley	3.875%	1/27/26	30,850	31,393
Morgan Stanley	3.125%	7/27/26	25,284	24,096
Morgan Stanley	6.250%	8/9/26	2,890	3,464
Morgan Stanley	4.350%	9/8/26	20,167	20,751
Morgan Stanley	3.625%	1/20/27	21,675	21,503
MUFG Americas Holdings Corp.	3.500%	6/18/22	350	359
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,874	3,751
National Australia Bank Ltd.	3.000%	1/20/23	7,491	7,509
National Australia Bank Ltd.	3.375%	1/14/26	2,600	2,611
National Australia Bank Ltd.	2.500%	7/12/26	11,400	10,652
Northern Trust Corp.	2.375%	8/2/22	5,151	5,090
Northern Trust Corp.	3.950%	10/30/25	5,450	5,773
People's United Bank NA	4.000%	7/15/24	1,500	1,484
People's United Financial Inc.	3.650%	12/6/22	2,888	2,949
PNC Bank NA	2.700%	11/1/22	15,205	15,101
PNC Bank NA	2.950%	1/30/23	4,475	4,455
PNC Bank NA	3.800%	7/25/23	5,105	5,343
PNC Bank NA	3.300%	10/30/24	6,625	6,714
PNC Bank NA	2.950%	2/23/25	7,046	6,991
PNC Bank NA	3.250%	6/1/25	6,789	6,837
PNC Bank NA	4.200%	11/1/25	2,125	2,283
PNC Financial Services Group Inc.	2.854%	11/9/22	7,440	7,429
PNC Financial Services Group Inc.	3.900%	4/29/24	5,325	5,492
PNC Funding Corp.	3.300%	3/8/22	9,227	9,524
Royal Bank of Canada	4.650%	1/27/26	17,951	19,119

39

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Bank of Scotland Group plc	3.875%	9/12/23	26,700	26,262
Royal Bank of Scotland Group plc	4.800%	4/5/26	10,275	10,532
Santander Holdings USA Inc.	4.500%	7/17/25	8,011	8,178
Santander Issuances SAU	5.179%	11/19/25	11,664	11,945
Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,024
Santander UK plc	4.000%	3/13/24	11,515	11,986
State Street Corp.	3.100%	5/15/23	7,947	8,022
State Street Corp.	3.700%	11/20/23	8,510	8,885
State Street Corp.	3.300%	12/16/24	11,281	11,489
State Street Corp.	3.550%	8/18/25	10,583	10,894
State Street Corp.	2.650%	5/19/26	6,288	6,033
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,492	3,534
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,375	1,373
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,821
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,180	3,329
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	10,900	11,019
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,558
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	13,085	13,359
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	23,830	22,169
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,500	14,845
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	3,500	3,484
SunTrust Bank	2.750%	5/1/23	3,175	3,107
SunTrust Bank	3.300%	5/15/26	4,385	4,245
SVB Financial Group	3.500%	1/29/25	3,125	3,059
Synchrony Financial	4.250%	8/15/24	11,990	12,407
Synchrony Financial	4.500%	7/23/25	9,594	10,029
Synchrony Financial	3.700%	8/4/26	4,770	4,673
1 Toronto-Dominion Bank	3.625%	9/15/31	11,150	11,026
US Bancorp	3.000%	3/15/22	8,282	8,433
US Bancorp	2.950%	7/15/22	13,241	13,351
US Bancorp	3.700%	1/30/24	8,463	8,878
US Bancorp	3.600%	9/11/24	7,848	8,088
US Bancorp	3.100%	4/27/26	8,780	8,634
US Bancorp	2.375%	7/22/26	11,650	10,893
US Bank NA	2.800%	1/27/25	5,900	5,821
Wachovia Corp.	6.605%	10/1/25	475	559
Wachovia Corp.	7.574%	8/1/26	1,775	2,235
Wells Fargo & Co.	3.500%	3/8/22	18,859	19,507
Wells Fargo & Co.	3.069%	1/24/23	27,500	27,673
Wells Fargo & Co.	3.450%	2/13/23	20,024	20,291
Wells Fargo & Co.	4.125%	8/15/23	13,570	14,182
Wells Fargo & Co.	4.480%	1/16/24	5,162	5,527
Wells Fargo & Co.	3.300%	9/9/24	21,824	21,909
Wells Fargo & Co.	3.000%	2/19/25	27,765	26,936
Wells Fargo & Co.	3.550%	9/29/25	26,768	26,982
Wells Fargo & Co.	3.000%	4/22/26	24,175	23,325
Wells Fargo & Co.	4.100%	6/3/26	23,981	24,496
Wells Fargo & Co.	3.000%	10/23/26	30,810	29,493
Westpac Banking Corp.	2.850%	5/13/26	14,500	13,984
Westpac Banking Corp.	2.700%	8/19/26	10,044	9,549
Westpac Banking Corp.	3.350%	3/8/27	3,500	3,497
1 Westpac Banking Corp.	4.322%	11/23/31	12,200	12,304
Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	4,900	5,091
Affiliated Managers Group Inc.	3.500%	8/1/25	2,001	1,952
Ameriprise Financial Inc.	4.000%	10/15/23	7,402	7,810
Ameriprise Financial Inc.	3.700%	10/15/24	4,645	4,800
Ameriprise Financial Inc.	2.875%	9/15/26	3,630	3,499
Apollo Investment Corp.	5.250%	3/3/25	3,100	3,068
BlackRock Inc.	3.375%	6/1/22	7,680	8,011
BlackRock Inc.	3.500%	3/18/24	9,260	9,695
Brookfield Asset Management Inc.	4.000%	1/15/25	4,385	4,352
Brookfield Finance Inc.	4.250%	6/2/26	4,035	4,041

40

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBOE Holdings Inc.	3.650%	1/12/27	6,125	6,195
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,531
Charles Schwab Corp.	3.000%	3/10/25	1,025	1,018
Charles Schwab Corp.	3.450%	2/13/26	2,635	2,706
CME Group Inc.	3.000%	9/15/22	8,460	8,659
CME Group Inc.	3.000%	3/15/25	4,642	4,655
E*TRADE Financial Corp.	5.375%	11/15/22	4,166	4,411
E*TRADE Financial Corp.	4.625%	9/15/23	4,325	4,476
Eaton Vance Corp.	3.625%	6/15/23	2,100	2,131
Franklin Resources Inc.	2.800%	9/15/22	2,150	2,159
Franklin Resources Inc.	2.850%	3/30/25	4,902	4,770
Intercontinental Exchange Inc.	4.000%	10/15/23	7,036	7,455
Intercontinental Exchange Inc.	3.750%	12/1/25	11,025	11,474
Invesco Finance plc	3.125%	11/30/22	4,613	4,636
Invesco Finance plc	4.000%	1/30/24	4,601	4,824
Invesco Finance plc	3.750%	1/15/26	6,155	6,308
Janus Capital Group Inc.	4.875%	8/1/25	2,615	2,760
Jefferies Group LLC	5.125%	1/20/23	3,525	3,721
Jefferies Group LLC	4.850%	1/15/27	8,250	8,444
Lazard Group LLC	3.750%	2/13/25	2,935	2,921
Lazard Group LLC	3.625%	3/1/27	600	582
Legg Mason Inc.	3.950%	7/15/24	1,265	1,280
Legg Mason Inc.	4.750%	3/15/26	4,300	4,515
Leucadia National Corp.	5.500%	10/18/23	6,550	6,963
Nasdaq Inc.	4.250%	6/1/24	1,908	1,970
Nasdaq Inc.	3.850%	6/30/26	6,840	6,887
OM Asset Management plc	4.800%	7/27/26	2,125	2,079
Raymond James Financial Inc.	3.625%	9/15/26	4,925	4,848
Stifel Financial Corp.	4.250%	7/18/24	3,710	3,768
TD Ameritrade Holding Corp.	2.950%	4/1/22	11,789	11,966
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,050	5,165
Finance Companies (0.5%)
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.500%	5/26/22	6,000	6,097
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	7/1/22	6,450	6,893
Air Lease Corp.	3.000%	9/15/23	9,393	9,229
Air Lease Corp.	4.250%	9/15/24	2,875	2,965
FS Investment Corp.	4.750%	5/15/22	2,249	2,300
GATX Corp.	4.750%	6/15/22	1,848	2,001
GATX Corp.	3.900%	3/30/23	1,650	1,682
GATX Corp.	3.250%	3/30/25	2,400	2,330
GATX Corp.	3.250%	9/15/26	2,280	2,178
GATX Corp.	3.850%	3/30/27	1,000	999
GE Capital International Funding Co.	3.373%	11/15/25	20,632	21,246
International Lease Finance Corp.	5.875%	8/15/22	8,485	9,556
Prospect Capital Corp.	5.875%	3/15/23	1,425	1,460
Insurance (4.8%)
Aetna Inc.	2.750%	11/15/22	7,861	7,839
Aetna Inc.	2.800%	6/15/23	11,909	11,840
Aetna Inc.	3.500%	11/15/24	8,665	8,894
Aetna Inc.	3.200%	6/15/26	23,250	23,489
Aflac Inc.	3.625%	6/15/23	5,465	5,674
Aflac Inc.	3.625%	11/15/24	7,935	8,212
Aflac Inc.	3.250%	3/17/25	3,575	3,570
Aflac Inc.	2.875%	10/15/26	4,793	4,633
Alleghany Corp.	4.950%	6/27/22	2,816	3,094
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,225	4,233
Allstate Corp.	3.150%	6/15/23	5,075	5,188
Allstate Corp.	3.280%	12/15/26	4,550	4,576
1 Allstate Corp.	5.750%	8/15/53	6,750	7,273
American Financial Group Inc.	3.500%	8/15/26	2,295	2,239
American International Group Inc.	4.875%	6/1/22	10,730	11,628

41

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American International Group Inc.	4.125%	2/15/24	9,956	10,355
American International Group Inc.	3.750%	7/10/25	12,465	12,526
American International Group Inc.	3.900%	4/1/26	13,604	13,737
Anthem Inc.	3.125%	5/15/22	7,863	7,894
Anthem Inc.	3.300%	1/15/23	8,824	8,889
Anthem Inc.	3.500%	8/15/24	7,193	7,220
Aon Corp.	8.205%	1/1/27	3,185	4,089
Aon plc	4.000%	11/27/23	1,875	1,957
Aon plc	3.500%	6/14/24	8,724	8,779
Aon plc	3.875%	12/15/25	5,659	5,805
Arch Capital Finance LLC	4.011%	12/15/26	8,225	8,473
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,650	1,733
Assurant Inc.	4.000%	3/15/23	2,800	2,831
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,731	4,049
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	6,811	6,982
Berkshire Hathaway Inc.	3.000%	2/11/23	5,940	6,056
Berkshire Hathaway Inc.	2.750%	3/15/23	22,323	22,333
Berkshire Hathaway Inc.	3.125%	3/15/26	24,926	25,030
Black Knight InfoServ LLC / Black Knight Lending
Solutions Inc.	5.750%	4/15/23	1,540	1,609
Brown & Brown Inc.	4.200%	9/15/24	4,625	4,678
Chubb INA Holdings Inc.	2.875%	11/3/22	10,150	10,258
Chubb INA Holdings Inc.	2.700%	3/13/23	3,297	3,280
Chubb INA Holdings Inc.	3.350%	5/15/24	5,116	5,237
Chubb INA Holdings Inc.	3.150%	3/15/25	6,940	6,998
Chubb INA Holdings Inc.	3.350%	5/3/26	16,925	17,231
Cigna Corp.	3.250%	4/15/25	7,650	7,595
CNA Financial Corp.	3.950%	5/15/24	3,895	4,008
CNA Financial Corp.	4.500%	3/1/26	5,335	5,613
Fidelity National Financial Inc.	5.500%	9/1/22	2,575	2,727
First American Financial Corp.	4.600%	11/15/24	2,850	2,883
Hanover Insurance Group Inc.	4.500%	4/15/26	2,650	2,744
Hartford Financial Services Group Inc.	5.125%	4/15/22	9,069	10,048
Horace Mann Educators Corp.	4.500%	12/1/25	1,325	1,320
Humana Inc.	3.150%	12/1/22	4,369	4,391
Humana Inc.	3.850%	10/1/24	5,825	5,959
Infinity Property & Casualty Corp.	5.000%	9/19/22	2,350	2,402
Kemper Corp.	4.350%	2/15/25	3,000	3,008
Lincoln National Corp.	4.200%	3/15/22	2,922	3,096
Lincoln National Corp.	4.000%	9/1/23	1,900	1,980
Lincoln National Corp.	3.350%	3/9/25	2,385	2,380
Lincoln National Corp.	3.625%	12/12/26	4,670	4,675
Loews Corp.	2.625%	5/15/23	6,483	6,338
Loews Corp.	3.750%	4/1/26	3,152	3,230
Manulife Financial Corp.	4.150%	3/4/26	10,710	11,310
1 Manulife Financial Corp.	4.061%	2/24/32	5,600	5,636
Markel Corp.	4.900%	7/1/22	3,370	3,646
Markel Corp.	3.625%	3/30/23	2,225	2,277
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	6,075	6,201
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	974
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,125	5,243
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,065	6,107
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	8,960	9,229
MetLife Inc.	3.048%	12/15/22	4,059	4,108
MetLife Inc.	4.368%	9/15/23	8,941	9,630
MetLife Inc.	3.600%	4/10/24	8,325	8,609
MetLife Inc.	3.000%	3/1/25	4,483	4,438
MetLife Inc.	3.600%	11/13/25	5,225	5,342
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	700
Munich Re America Corp.	7.450%	12/15/26	1,350	1,705
Navigators Group Inc.	5.750%	10/15/23	1,500	1,592
Old Republic International Corp.	4.875%	10/1/24	3,000	3,180
Old Republic International Corp.	3.875%	8/26/26	6,875	6,738
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,625	1,619

42

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Primerica Inc.	4.750%	7/15/22	3,187	3,420
Principal Financial Group Inc.	3.300%	9/15/22	1,675	1,707
Principal Financial Group Inc.	3.125%	5/15/23	3,133	3,116
Principal Financial Group Inc.	3.400%	5/15/25	4,374	4,392
Principal Financial Group Inc.	3.100%	11/15/26	2,650	2,580
ProAssurance Corp.	5.300%	11/15/23	1,250	1,369
Progressive Corp.	2.450%	1/15/27	3,000	2,823
Prudential Financial Inc.	3.500%	5/15/24	8,085	8,302
1 Prudential Financial Inc.	5.875%	9/15/42	8,675	9,456
1 Prudential Financial Inc.	5.625%	6/15/43	12,750	13,674
1 Prudential Financial Inc.	5.200%	3/15/44	4,675	4,821
1 Prudential Financial Inc.	5.375%	5/15/45	8,500	8,861
Reinsurance Group of America Inc.	4.700%	9/15/23	2,450	2,622
Reinsurance Group of America Inc.	3.950%	9/15/26	2,000	2,016
StanCorp Financial Group Inc.	5.000%	8/15/22	2,000	2,095
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,540	3,149
Symetra Financial Corp.	4.250%	7/15/24	1,350	1,344
Torchmark Corp.	3.800%	9/15/22	1,130	1,155
Trinity Acquisition plc	4.625%	8/15/23	1,575	1,658
Trinity Acquisition plc	4.400%	3/15/26	5,800	5,824
UnitedHealth Group Inc.	2.875%	3/15/22	6,777	6,896
UnitedHealth Group Inc.	3.350%	7/15/22	7,444	7,733
UnitedHealth Group Inc.	2.750%	2/15/23	5,150	5,135
UnitedHealth Group Inc.	2.875%	3/15/23	9,127	9,190
UnitedHealth Group Inc.	3.750%	7/15/25	22,871	23,922
UnitedHealth Group Inc.	3.100%	3/15/26	7,842	7,804
UnitedHealth Group Inc.	3.450%	1/15/27	6,000	6,125
Unum Group	4.000%	3/15/24	5,175	5,251
Voya Financial Inc.	5.500%	7/15/22	2,636	2,922
Voya Financial Inc.	3.650%	6/15/26	4,550	4,482
WR Berkley Corp.	4.625%	3/15/22	2,600	2,801
XLIT Ltd.	6.375%	11/15/24	1,796	2,103
XLIT Ltd.	4.450%	3/31/25	6,100	6,141
Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	963

Real Estate Investment Trusts (4.9%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	4,346	4,632
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	3,350	3,414
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,656	2,759
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	1,625	1,638
American Campus Communities Operating Partnership
LP	3.750%	4/15/23	5,399	5,483
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	2,900	2,993
AvalonBay Communities Inc.	2.950%	9/15/22	500	504
AvalonBay Communities Inc.	2.850%	3/15/23	1,650	1,627
AvalonBay Communities Inc.	4.200%	12/15/23	4,100	4,355
AvalonBay Communities Inc.	3.500%	11/15/24	3,733	3,808
AvalonBay Communities Inc.	3.450%	6/1/25	5,025	5,086
AvalonBay Communities Inc.	3.500%	11/15/25	3,000	3,038
AvalonBay Communities Inc.	2.950%	5/11/26	4,690	4,531
AvalonBay Communities Inc.	2.900%	10/15/26	3,775	3,639
Boston Properties LP	3.850%	2/1/23	5,726	5,939
Boston Properties LP	3.125%	9/1/23	3,725	3,708
Boston Properties LP	3.800%	2/1/24	10,312	10,634
Boston Properties LP	3.650%	2/1/26	9,884	9,928
Boston Properties LP	2.750%	10/1/26	7,533	7,000
Brandywine Operating Partnership LP	3.950%	2/15/23	4,887	4,927
Brandywine Operating Partnership LP	4.100%	10/1/24	1,885	1,877
Brixmor Operating Partnership LP	3.875%	8/15/22	5,603	5,750
Brixmor Operating Partnership LP	3.250%	9/15/23	5,040	4,937
Brixmor Operating Partnership LP	3.850%	2/1/25	7,745	7,734

43

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	4,520	4,577
Camden Property Trust	2.950%	12/15/22	2,950	2,904
Camden Property Trust	4.875%	6/15/23	2,400	2,602
Camden Property Trust	4.250%	1/15/24	3,450	3,602
Camden Property Trust	3.500%	9/15/24	150	149
Care Capital Properties LP	5.125%	8/15/26	3,575	3,528
CBL & Associates LP	5.250%	12/1/23	3,225	3,249
CBL & Associates LP	4.600%	10/15/24	4,550	4,270
CBL & Associates LP	5.950%	12/15/26	1,000	1,000
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,085	3,118
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,500	5,320
Corporate Office Properties LP	3.600%	5/15/23	3,625	3,526
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,262
Corporate Office Properties LP	5.000%	7/1/25	1,000	1,045
CubeSmart LP	4.800%	7/15/22	3,075	3,302
CubeSmart LP	4.375%	12/15/23	2,200	2,298
CubeSmart LP	4.000%	11/15/25	2,325	2,360
CubeSmart LP	3.125%	9/1/26	1,695	1,611
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,236
DDR Corp.	4.625%	7/15/22	4,474	4,719
DDR Corp.	3.375%	5/15/23	3,250	3,179
DDR Corp.	3.625%	2/1/25	6,680	6,489
DDR Corp.	4.250%	2/1/26	3,550	3,576
Digital Realty Trust LP	3.950%	7/1/22	5,850	6,082
Digital Realty Trust LP	3.625%	10/1/22	4,661	4,760
Digital Realty Trust LP	4.750%	10/1/25	3,115	3,274
Duke Realty LP	4.375%	6/15/22	300	320
Duke Realty LP	3.875%	10/15/22	4,188	4,368
Duke Realty LP	3.625%	4/15/23	3,650	3,704
Duke Realty LP	3.750%	12/1/24	3,550	3,633
Duke Realty LP	3.250%	6/30/26	1,800	1,754
Education Realty Operating Partnership LP	4.600%	12/1/24	1,300	1,309
EPR Properties	5.750%	8/15/22	2,590	2,828
EPR Properties	5.250%	7/15/23	1,725	1,818
EPR Properties	4.500%	4/1/25	2,850	2,840
EPR Properties	4.750%	12/15/26	4,500	4,524
Equity One Inc.	3.750%	11/15/22	2,530	2,597
ERP Operating LP	3.000%	4/15/23	4,125	4,092
ERP Operating LP	3.375%	6/1/25	2,950	2,944
ERP Operating LP	2.850%	11/1/26	5,425	5,133
Essex Portfolio LP	3.625%	8/15/22	1,300	1,336
Essex Portfolio LP	3.375%	1/15/23	1,996	2,012
Essex Portfolio LP	3.250%	5/1/23	5,615	5,604
Essex Portfolio LP	3.875%	5/1/24	3,464	3,570
Essex Portfolio LP	3.500%	4/1/25	4,815	4,804
Essex Portfolio LP	3.375%	4/15/26	2,250	2,209
Federal Realty Investment Trust	3.000%	8/1/22	875	880
Federal Realty Investment Trust	2.750%	6/1/23	5,352	5,227
HCP Inc.	3.150%	8/1/22	5,121	5,105
HCP Inc.	4.000%	12/1/22	6,375	6,595
HCP Inc.	4.250%	11/15/23	6,805	7,056
HCP Inc.	4.200%	3/1/24	3,675	3,792
HCP Inc.	3.875%	8/15/24	7,605	7,710
HCP Inc.	3.400%	2/1/25	4,038	3,941
HCP Inc.	4.000%	6/1/25	6,296	6,397
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,147
Healthcare Realty Trust Inc.	3.875%	5/1/25	1,531	1,516
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,882
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,050	2,938
Highwoods Realty LP	3.625%	1/15/23	800	810
Highwoods Realty LP	3.875%	3/1/27	2,600	2,603
Hospitality Properties Trust	5.000%	8/15/22	3,786	4,045
Hospitality Properties Trust	4.500%	6/15/23	2,475	2,551
Hospitality Properties Trust	4.650%	3/15/24	2,640	2,710

44

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hospitality Properties Trust	4.500%	3/15/25	3,100	3,069
Hospitality Properties Trust	5.250%	2/15/26	3,685	3,820
Hospitality Properties Trust	4.950%	2/15/27	5,200	5,309
Host Hotels & Resorts LP	5.250%	3/15/22	2,490	2,697
Host Hotels & Resorts LP	4.750%	3/1/23	5,198	5,488
Host Hotels & Resorts LP	3.750%	10/15/23	6,690	6,692
Host Hotels & Resorts LP	4.000%	6/15/25	3,500	3,519
Kilroy Realty LP	3.800%	1/15/23	5,200	5,328
Kilroy Realty LP	4.375%	10/1/25	2,717	2,848
Kimco Realty Corp.	3.400%	11/1/22	5,050	5,119
Kimco Realty Corp.	3.125%	6/1/23	3,563	3,547
Kimco Realty Corp.	2.700%	3/1/24	775	746
Kimco Realty Corp.	2.800%	10/1/26	6,000	5,622
Kite Realty Group LP	4.000%	10/1/26	2,375	2,296
Lexington Realty Trust	4.250%	6/15/23	1,325	1,311
Lexington Realty Trust	4.400%	6/15/24	2,405	2,382
Liberty Property LP	4.125%	6/15/22	4,568	4,789
Liberty Property LP	3.375%	6/15/23	3,943	3,952
Liberty Property LP	4.400%	2/15/24	3,025	3,205
Liberty Property LP	3.750%	4/1/25	2,225	2,251
Liberty Property LP	3.250%	10/1/26	2,850	2,754
LifeStorage LP	3.500%	7/1/26	5,250	5,046
Mack-Cali Realty LP	4.500%	4/18/22	2,390	2,415
Mack-Cali Realty LP	3.150%	5/15/23	985	931
Mid-America Apartments LP	4.300%	10/15/23	2,475	2,596
Mid-America Apartments LP	3.750%	6/15/24	3,450	3,520
Mid-America Apartments LP	4.000%	11/15/25	4,050	4,142
National Retail Properties Inc.	3.800%	10/15/22	2,233	2,317
National Retail Properties Inc.	3.300%	4/15/23	2,075	2,083
National Retail Properties Inc.	3.900%	6/15/24	6,800	6,999
National Retail Properties Inc.	4.000%	11/15/25	2,400	2,464
National Retail Properties Inc.	3.600%	12/15/26	5,350	5,310
Omega Healthcare Investors Inc.	4.375%	8/1/23	8,865	8,998
Omega Healthcare Investors Inc.	5.875%	3/15/24	3,445	3,557
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,705	4,858
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,285	4,274
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,525	4,740
Piedmont Operating Partnership LP	3.400%	6/1/23	1,000	967
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,579
Post Apartment Homes LP	3.375%	12/1/22	1,001	996
Prologis LP	4.250%	8/15/23	7,875	8,408
Prologis LP	3.750%	11/1/25	7,650	7,895
Realty Income Corp.	3.250%	10/15/22	6,702	6,800
Realty Income Corp.	4.650%	8/1/23	5,605	6,061
Realty Income Corp.	3.875%	7/15/24	2,200	2,273
Realty Income Corp.	4.125%	10/15/26	1,125	1,172
Realty Income Corp.	3.000%	1/15/27	6,150	5,835
Regency Centers LP	3.750%	6/15/24	2,825	2,893
Regency Centers LP	3.900%	11/1/25	1,000	1,025
Regency Centers LP	3.600%	2/1/27	2,925	2,925
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	1,250	1,285
Retail Properties of America Inc.	4.000%	3/15/25	1,750	1,681
Select Income REIT	4.500%	2/1/25	4,125	4,033
Senior Housing Properties Trust	4.750%	5/1/24	1,900	1,944
Simon Property Group LP	3.375%	3/15/22	3,264	3,369
Simon Property Group LP	2.750%	2/1/23	5,427	5,382
Simon Property Group LP	3.750%	2/1/24	5,227	5,450
Simon Property Group LP	3.375%	10/1/24	6,142	6,246
Simon Property Group LP	3.500%	9/1/25	6,873	7,035
Simon Property Group LP	3.300%	1/15/26	8,800	8,772
Simon Property Group LP	3.250%	11/30/26	6,750	6,677
2 Spirit Realty LP	4.450%	9/15/26	2,225	2,164
Tanger Properties LP	3.875%	12/1/23	1,750	1,790
Tanger Properties LP	3.750%	12/1/24	1,100	1,106

45

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tanger Properties LP	3.125%	9/1/26	3,335	3,175
UDR Inc.	3.750%	7/1/24	3,480	3,540
UDR Inc.	4.000%	10/1/25	1,700	1,746
UDR Inc.	2.950%	9/1/26	2,545	2,385
Ventas Realty LP	3.125%	6/15/23	3,675	3,619
Ventas Realty LP	3.750%	5/1/24	2,555	2,583
Ventas Realty LP	3.500%	2/1/25	3,920	3,850
Ventas Realty LP	4.125%	1/15/26	5,601	5,719
Ventas Realty LP	3.250%	10/15/26	3,665	3,481
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	4,251	4,485
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	7,093	7,173
VEREIT Operating Partnership LP	4.600%	2/6/24	1,535	1,581
VEREIT Operating Partnership LP	4.875%	6/1/26	8,614	9,066
Washington REIT	3.950%	10/15/22	1,550	1,562
Weingarten Realty Investors	3.375%	10/15/22	2,550	2,564
Weingarten Realty Investors	3.500%	4/15/23	2,975	2,990
Weingarten Realty Investors	4.450%	1/15/24	725	763
Weingarten Realty Investors	3.850%	6/1/25	600	606
Weingarten Realty Investors	3.250%	8/15/26	3,300	3,162
Welltower Inc.	3.750%	3/15/23	5,020	5,147
Welltower Inc.	4.500%	1/15/24	3,354	3,561
Welltower Inc.	4.000%	6/1/25	11,931	12,199
Welltower Inc.	4.250%	4/1/26	7,911	8,243
WP Carey Inc.	4.600%	4/1/24	5,858	6,061
WP Carey Inc.	4.000%	2/1/25	2,550	2,512
WP Carey Inc.	4.250%	10/1/26	2,575	2,571
				4,556,846
Industrial (60.0%)
Basic Industry (3.1%)
Agrium Inc.	3.150%	10/1/22	7,943	7,941
Agrium Inc.	3.500%	6/1/23	5,299	5,372
Agrium Inc.	3.375%	3/15/25	7,125	7,018
Air Products & Chemicals Inc.	2.750%	2/3/23	2,750	2,752
Air Products & Chemicals Inc.	3.350%	7/31/24	4,845	4,998
Airgas Inc.	2.900%	11/15/22	1,610	1,627
Airgas Inc.	3.650%	7/15/24	3,069	3,187
Albemarle Corp.	4.150%	12/1/24	4,895	5,095
Barrick Gold Corp.	3.850%	4/1/22	1,635	1,730
Barrick Gold Corp.	4.100%	5/1/23	11,894	12,797
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	8,405	8,621
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	16,665	17,916
Braskem Finance Ltd.	6.450%	2/3/24	7,000	7,551
Cabot Corp.	3.700%	7/15/22	3,990	4,089
Cabot Corp.	3.400%	9/15/26	1,000	958
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,900	2,971
Cytec Industries Inc.	3.500%	4/1/23	6,381	6,379
Cytec Industries Inc.	3.950%	5/1/25	200	202
Domtar Corp.	4.400%	4/1/22	1,446	1,511
Dow Chemical Co.	3.000%	11/15/22	11,367	11,519
Dow Chemical Co.	3.500%	10/1/24	7,860	7,995
Eastman Chemical Co.	3.600%	8/15/22	7,482	7,731
Eastman Chemical Co.	3.800%	3/15/25	5,189	5,315
Ecolab Inc.	3.250%	1/14/23	2,350	2,399
Ecolab Inc.	2.700%	11/1/26	7,352	7,065
EI du Pont de Nemours & Co.	2.800%	2/15/23	11,655	11,570
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,893	5,040
Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,000	6,045
FMC Corp.	4.100%	2/1/24	4,400	4,503
Georgia-Pacific LLC	8.000%	1/15/24	2,541	3,274
Georgia-Pacific LLC	7.375%	12/1/25	2,427	3,100
Goldcorp Inc.	3.700%	3/15/23	13,415	13,683
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,467
International Paper Co.	3.650%	6/15/24	5,849	5,972

46

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	3.800%	1/15/26	3,925	3,996
International Paper Co.	3.000%	2/15/27	5,061	4,784
LYB International Finance BV	4.000%	7/15/23	7,180	7,538
LYB International Finance II BV	3.500%	3/2/27	3,100	3,085
LyondellBasell Industries NV	5.750%	4/15/24	10,161	11,660
Methanex Corp.	4.250%	12/1/24	4,040	4,000
Monsanto Co.	2.200%	7/15/22	1,350	1,300
Monsanto Co.	3.375%	7/15/24	8,210	8,287
Monsanto Co.	2.850%	4/15/25	4,500	4,335
Monsanto Co.	5.500%	8/15/25	575	648
Mosaic Co.	4.250%	11/15/23	8,275	8,590
NewMarket Corp.	4.100%	12/15/22	1,050	1,074
Newmont Mining Corp.	3.500%	3/15/22	6,699	6,916
Nucor Corp.	4.125%	9/15/22	6,066	6,487
Nucor Corp.	4.000%	8/1/23	5,439	5,756
Packaging Corp. of America	3.900%	6/15/22	8,447	8,843
Packaging Corp. of America	4.500%	11/1/23	5,870	6,246
Packaging Corp. of America	3.650%	9/15/24	4,670	4,743
Plum Creek Timberlands LP	3.250%	3/15/23	500	500
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	4,115	4,113
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,000	3,808
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	6,900	6,983
Praxair Inc.	2.200%	8/15/22	5,243	5,170
Praxair Inc.	2.700%	2/21/23	2,200	2,193
Praxair Inc.	2.650%	2/5/25	2,465	2,423
Praxair Inc.	3.200%	1/30/26	7,825	7,976
Rayonier Inc.	3.750%	4/1/22	2,225	2,224
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,125	4,289
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,150	10,552
Rio Tinto Finance USA plc	3.500%	3/22/22	5,366	5,556
Rio Tinto Finance USA plc	2.875%	8/21/22	5,633	5,684
RPM International Inc.	3.450%	11/15/22	3,405	3,422
RPM International Inc.	3.750%	3/15/27	900	902
Sherwin-Williams Co.	3.450%	8/1/25	3,625	3,630
Southern Copper Corp.	3.500%	11/8/22	1,200	1,209
Southern Copper Corp.	3.875%	4/23/25	5,775	5,833
Syngenta Finance NV	3.125%	3/28/22	3,732	3,722
Vale Overseas Ltd.	6.250%	8/10/26	12,360	13,658
Valspar Corp.	3.950%	1/15/26	3,200	3,223
Westlake Chemical Corp.	3.600%	7/15/22	1,825	1,843
2 Westlake Chemical Corp.	3.600%	8/15/26	10,705	10,485
WestRock RKT Co.	4.900%	3/1/22	2,075	2,250
WestRock RKT Co.	4.000%	3/1/23	4,370	4,527
Weyerhaeuser Co.	4.625%	9/15/23	4,850	5,212
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,810
Worthington Industries Inc.	4.550%	4/15/26	1,225	1,246
Yamana Gold Inc.	4.950%	7/15/24	2,835	2,860
Capital Goods (4.6%)
3M Co.	2.000%	6/26/22	4,245	4,191
3M Co.	3.000%	8/7/25	2,324	2,360
3M Co.	2.250%	9/19/26	8,330	7,854
ABB Finance USA Inc.	2.875%	5/8/22	9,221	9,329
Avery Dennison Corp.	3.350%	4/15/23	1,150	1,149
Bemis Co. Inc.	3.100%	9/15/26	2,200	2,132
Boeing Co.	2.125%	3/1/22	2,300	2,281
Boeing Co.	2.200%	10/30/22	1,620	1,583
Boeing Co.	1.875%	6/15/23	3,950	3,777
Boeing Co.	7.950%	8/15/24	3,415	4,509
Boeing Co.	2.850%	10/30/24	6,108	6,141
Boeing Co.	2.500%	3/1/25	1,250	1,215
Boeing Co.	2.600%	10/30/25	2,350	2,291
Boeing Co.	2.250%	6/15/26	2,725	2,575
Boeing Co.	2.800%	3/1/27	2,300	2,268

47

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,455
Caterpillar Financial Services Corp.	2.850%	6/1/22	4,835	4,874
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,500	2,472
Caterpillar Financial Services Corp.	3.750%	11/24/23	3,650	3,845
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,250	2,282
Caterpillar Financial Services Corp.	3.250%	12/1/24	3,450	3,521
Caterpillar Financial Services Corp.	2.400%	8/9/26	4,650	4,407
Caterpillar Inc.	2.600%	6/26/22	3,800	3,807
Caterpillar Inc.	3.400%	5/15/24	9,610	9,951
Crane Co.	4.450%	12/15/23	2,200	2,285
Deere & Co.	2.600%	6/8/22	9,954	9,981
Dover Corp.	3.150%	11/15/25	5,950	6,012
Eaton Corp.	2.750%	11/2/22	14,032	14,058
Embraer Netherlands Finance BV	5.050%	6/15/25	13,425	13,947
Embraer Netherlands Finance BV	5.400%	2/1/27	7,075	7,304
2 Embraer Overseas Ltd.	5.696%	9/16/23	2,725	2,952
Embraer SA	5.150%	6/15/22	3,800	4,044
Emerson Electric Co.	2.625%	2/15/23	3,050	3,043
Emerson Electric Co.	3.150%	6/1/25	2,550	2,607
Flowserve Corp.	3.500%	9/15/22	2,625	2,663
Flowserve Corp.	4.000%	11/15/23	3,525	3,662
2 Fortive Corp.	3.150%	6/15/26	7,952	7,881
Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,600	3,731
General Dynamics Corp.	2.250%	11/15/22	11,969	11,783
General Dynamics Corp.	1.875%	8/15/23	4,754	4,525
General Dynamics Corp.	2.125%	8/15/26	3,000	2,790
General Electric Capital Corp.	3.150%	9/7/22	11,542	11,943
General Electric Capital Corp.	3.100%	1/9/23	13,782	14,220
General Electric Capital Corp.	3.450%	5/15/24	7,228	7,488
General Electric Co.	2.700%	10/9/22	23,422	23,708
General Electric Co.	3.375%	3/11/24	4,933	5,122
Harris Corp.	3.832%	4/27/25	3,770	3,866
Hexcel Corp.	4.700%	8/15/25	500	526
Hexcel Corp.	3.950%	2/15/27	4,500	4,536
Honeywell International Inc.	3.350%	12/1/23	2,775	2,878
Honeywell International Inc.	2.500%	11/1/26	12,000	11,440
Hubbell Inc.	3.350%	3/1/26	3,654	3,648
Illinois Tool Works Inc.	3.500%	3/1/24	6,589	6,879
Illinois Tool Works Inc.	2.650%	11/15/26	10,850	10,469
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	10,485	11,190
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,478	2,518
John Deere Capital Corp.	2.750%	3/15/22	3,900	3,938
John Deere Capital Corp.	2.800%	1/27/23	3,289	3,294
John Deere Capital Corp.	2.800%	3/6/23	10,638	10,614
John Deere Capital Corp.	3.350%	6/12/24	6,015	6,199
John Deere Capital Corp.	3.400%	9/11/25	2,175	2,246
John Deere Capital Corp.	2.650%	6/10/26	4,905	4,755
Johnson Controls International plc	3.625%	7/2/24	2,800	2,868
Johnson Controls International plc	3.900%	2/14/26	7,160	7,439
L3 Technologies Inc.	3.950%	5/28/24	2,695	2,773
L3 Technologies Inc.	3.850%	12/15/26	4,400	4,449
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,737
Legrand France SA	8.500%	2/15/25	2,785	3,604
Lennox International Inc.	3.000%	11/15/23	3,175	3,127
Lockheed Martin Corp.	3.100%	1/15/23	3,015	3,042
Lockheed Martin Corp.	2.900%	3/1/25	8,580	8,440
Lockheed Martin Corp.	3.550%	1/15/26	17,273	17,654
Martin Marietta Materials Inc.	4.250%	7/2/24	2,550	2,651
Masco Corp.	5.950%	3/15/22	2,549	2,864
Masco Corp.	4.450%	4/1/25	2,622	2,733
Masco Corp.	4.375%	4/1/26	8,800	9,163
Mohawk Industries Inc.	3.850%	2/1/23	4,565	4,678
Northrop Grumman Corp.	3.250%	8/1/23	10,310	10,559
Northrop Grumman Corp.	3.200%	2/1/27	7,100	7,063

48

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northrop Grumman Systems Corp.	7.875%	3/1/26	1,300	1,721
Owens Corning	4.200%	12/15/22	5,360	5,587
Owens Corning	4.200%	12/1/24	1,850	1,899
Owens Corning	3.400%	8/15/26	4,750	4,600
Parker-Hannifin Corp.	3.500%	9/15/22	2,895	3,031
Parker-Hannifin Corp.	3.300%	11/21/24	4,297	4,391
2 Parker-Hannifin Corp.	3.250%	3/1/27	5,700	5,748
Pentair Finance SA	3.150%	9/15/22	3,000	2,976
Pentair Finance SA	4.650%	9/15/25	2,592	2,696
Precision Castparts Corp.	2.500%	1/15/23	12,223	12,074
Precision Castparts Corp.	3.250%	6/15/25	7,381	7,455
Raytheon Co.	2.500%	12/15/22	9,845	9,837
Raytheon Co.	3.150%	12/15/24	2,375	2,417
Republic Services Inc.	3.550%	6/1/22	10,316	10,729
Republic Services Inc.	4.750%	5/15/23	3,788	4,177
Republic Services Inc.	3.200%	3/15/25	4,069	4,069
Republic Services Inc.	2.900%	7/1/26	4,775	4,615
Rockwell Automation Inc.	2.875%	3/1/25	1,500	1,481
Rockwell Collins Inc.	3.700%	12/15/23	3,015	3,130
Roper Technologies Inc.	3.125%	11/15/22	4,647	4,686
Roper Technologies Inc.	3.850%	12/15/25	3,850	3,930
Roper Technologies Inc.	3.800%	12/15/26	8,700	8,762
Snap-on Inc.	3.250%	3/1/27	2,300	2,329
Spirit AeroSystems Inc.	5.250%	3/15/22	2,900	3,020
Spirit AeroSystems Inc.	3.850%	6/15/26	2,610	2,607
Stanley Black & Decker Inc.	2.900%	11/1/22	3,164	3,203
Textron Inc.	4.300%	3/1/24	2,740	2,859
Textron Inc.	3.875%	3/1/25	3,000	3,059
Textron Inc.	4.000%	3/15/26	3,400	3,477
Textron Inc.	3.650%	3/15/27	2,300	2,300
Timken CO	3.875%	9/1/24	2,185	2,157
United Technologies Corp.	3.100%	6/1/22	18,479	19,007
United Technologies Corp.	2.650%	11/1/26	11,225	10,823
Vulcan Materials Co.	4.500%	4/1/25	3,500	3,674
2 Wabtec Corp.	3.450%	11/15/26	6,902	6,723
Waste Management Inc.	2.900%	9/15/22	4,610	4,682
Waste Management Inc.	2.400%	5/15/23	7,323	7,204
Waste Management Inc.	3.500%	5/15/24	2,955	3,061
Waste Management Inc.	3.125%	3/1/25	7,091	7,153
Waste Management Inc.	7.100%	8/1/26	1,000	1,276
Xylem Inc.	3.250%	11/1/26	4,075	4,028
Communication (7.8%)
21st Century Fox America Inc.	3.000%	9/15/22	10,740	10,759
21st Century Fox America Inc.	8.875%	4/26/23	1,000	1,301
21st Century Fox America Inc.	4.000%	10/1/23	3,350	3,499
21st Century Fox America Inc.	3.700%	9/15/24	3,970	4,059
21st Century Fox America Inc.	3.700%	10/15/25	2,650	2,699
21st Century Fox America Inc.	7.700%	10/30/25	3,785	4,855
2 21st Century Fox America Inc.	3.375%	11/15/26	2,650	2,605
2 Activision Blizzard Inc.	3.400%	9/15/26	8,778	8,450
America Movil SAB de CV	3.125%	7/16/22	15,047	15,017
American Tower Corp.	4.700%	3/15/22	5,605	5,986
American Tower Corp.	3.500%	1/31/23	8,319	8,365
American Tower Corp.	5.000%	2/15/24	7,137	7,737
American Tower Corp.	4.000%	6/1/25	12,183	12,292
American Tower Corp.	4.400%	2/15/26	4,025	4,160
American Tower Corp.	3.375%	10/15/26	8,750	8,370
American Tower Corp.	3.125%	1/15/27	1,575	1,471
AT&T Inc.	3.200%	3/1/22	10,675	10,736
AT&T Inc.	3.800%	3/15/22	11,303	11,640
AT&T Inc.	3.000%	6/30/22	29,840	29,629
AT&T Inc.	2.625%	12/1/22	15,975	15,484
AT&T Inc.	3.600%	2/17/23	29,038	29,310

49

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	3.800%	3/1/24	6,400	6,470
AT&T Inc.	3.900%	3/11/24	9,309	9,468
AT&T Inc.	4.450%	4/1/24	10,752	11,269
AT&T Inc.	3.950%	1/15/25	26,825	26,984
AT&T Inc.	3.400%	5/15/25	32,451	31,339
AT&T Inc.	4.125%	2/17/26	12,288	12,475
CBS Corp.	3.375%	3/1/22	3,521	3,604
CBS Corp.	3.700%	8/15/24	7,133	7,220
CBS Corp.	3.500%	1/15/25	3,750	3,729
CBS Corp.	4.000%	1/15/26	9,394	9,618
CBS Corp.	2.900%	1/15/27	6,125	5,722
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	8,782	9,007
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.464%	7/23/22	26,900	28,251
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.908%	7/23/25	37,431	39,500
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,854	11,880
Comcast Corp.	3.125%	7/15/22	16,046	16,405
Comcast Corp.	2.850%	1/15/23	7,049	7,032
Comcast Corp.	2.750%	3/1/23	3,455	3,426
Comcast Corp.	3.000%	2/1/24	14,000	13,982
Comcast Corp.	3.600%	3/1/24	10,216	10,566
Comcast Corp.	3.375%	2/15/25	8,530	8,591
Comcast Corp.	3.375%	8/15/25	15,026	15,118
Comcast Corp.	3.150%	3/1/26	18,345	18,074
Comcast Corp.	2.350%	1/15/27	851	781
Comcast Corp.	3.300%	2/1/27	17,600	17,509
Crown Castle International Corp.	4.875%	4/15/22	7,362	7,938
Crown Castle International Corp.	5.250%	1/15/23	15,856	17,364
Crown Castle International Corp.	4.450%	2/15/26	12,463	12,937
Crown Castle International Corp.	3.700%	6/15/26	6,025	5,926
Discovery Communications LLC	3.300%	5/15/22	1,853	1,849
Discovery Communications LLC	3.250%	4/1/23	1,900	1,865
Discovery Communications LLC	3.800%	3/13/24	6,000	5,989
Discovery Communications LLC	3.450%	3/15/25	2,350	2,241
Discovery Communications LLC	4.900%	3/11/26	7,200	7,563
Electronic Arts Inc.	4.800%	3/1/26	3,596	3,896
Grupo Televisa SAB	6.625%	3/18/25	8,750	10,204
Grupo Televisa SAB	4.625%	1/30/26	1,800	1,831
Historic TW Inc.	9.150%	2/1/23	2,810	3,624
Interpublic Group of Cos. Inc.	3.750%	2/15/23	3,100	3,155
Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,075	6,294
Moody's Corp.	4.500%	9/1/22	3,021	3,240
Moody's Corp.	4.875%	2/15/24	7,099	7,732
NBCUniversal Media LLC	2.875%	1/15/23	11,848	11,823
Omnicom Group Inc.	3.625%	5/1/22	11,976	12,415
Omnicom Group Inc.	3.650%	11/1/24	7,358	7,505
Omnicom Group Inc.	3.600%	4/15/26	10,858	10,890
Pacific Bell Telephone Co.	7.125%	3/15/26	1,202	1,477
Qwest Corp.	7.250%	9/15/25	2,804	3,051
RELX Capital Inc.	3.125%	10/15/22	6,219	6,178
Rogers Communications Inc.	3.000%	3/15/23	3,400	3,388
Rogers Communications Inc.	4.100%	10/1/23	4,433	4,680
Rogers Communications Inc.	3.625%	12/15/25	9,250	9,434
Rogers Communications Inc.	2.900%	11/15/26	5,475	5,219
S&P Global Inc.	4.000%	6/15/25	8,236	8,547
S&P Global Inc.	4.400%	2/15/26	4,720	5,021
2 S&P Global Inc.	2.950%	1/22/27	5,450	5,192
Scripps Networks Interactive Inc.	3.500%	6/15/22	7,300	7,446
Scripps Networks Interactive Inc.	3.900%	11/15/24	2,400	2,448
TCI Communications Inc.	7.875%	2/15/26	1,457	1,948
Telefonica Emisiones SAU	4.570%	4/27/23	6,525	6,943
TELUS Corp.	2.800%	2/16/27	2,575	2,435

50

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thomson Reuters Corp.	4.300%	11/23/23	2,000	2,105
Thomson Reuters Corp.	3.850%	9/29/24	3,950	4,057
Thomson Reuters Corp.	3.350%	5/15/26	9,000	8,845
Time Warner Cos. Inc.	7.570%	2/1/24	4,220	5,196
Time Warner Entertainment Co. LP	8.375%	3/15/23	8,155	10,177
Time Warner Inc.	3.400%	6/15/22	2,401	2,440
Time Warner Inc.	4.050%	12/15/23	4,246	4,397
Time Warner Inc.	3.550%	6/1/24	8,928	8,904
Time Warner Inc.	3.600%	7/15/25	15,058	14,842
Time Warner Inc.	3.875%	1/15/26	2,000	1,996
Time Warner Inc.	2.950%	7/15/26	2,231	2,074
Time Warner Inc.	3.800%	2/15/27	13,500	13,353
2 Verizon Communications Inc.	2.946%	3/15/22	15,704	15,697
Verizon Communications Inc.	2.450%	11/1/22	21,145	20,484
Verizon Communications Inc.	5.150%	9/15/23	73,391	80,791
Verizon Communications Inc.	4.150%	3/15/24	10,569	11,013
Verizon Communications Inc.	3.500%	11/1/24	25,624	25,638
Verizon Communications Inc.	2.625%	8/15/26	19,940	18,331
Viacom Inc.	3.125%	6/15/22	3,000	2,950
Viacom Inc.	4.250%	9/1/23	10,916	11,244
Viacom Inc.	3.875%	4/1/24	9,325	9,287
Viacom Inc.	3.450%	10/4/26	3,650	3,488
Vodafone Group plc	2.500%	9/26/22	9,722	9,448
Vodafone Group plc	2.950%	2/19/23	12,770	12,527
Walt Disney Co.	2.350%	12/1/22	6,678	6,623
Walt Disney Co.	3.150%	9/17/25	5,625	5,760
Walt Disney Co.	3.000%	2/13/26	11,455	11,427
Walt Disney Co.	1.850%	7/30/26	9,505	8,599
WPP Finance 2010	3.625%	9/7/22	5,975	6,125
WPP Finance 2010	3.750%	9/19/24	4,606	4,671
Consumer Cyclical (6.9%)
Advance Auto Parts Inc.	4.500%	12/1/23	2,975	3,135
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,075	19,317
Amazon.com Inc.	2.500%	11/29/22	13,108	13,021
Amazon.com Inc.	3.800%	12/5/24	8,391	8,905
American Honda Finance Corp.	2.900%	2/16/24	6,900	6,886
American Honda Finance Corp.	2.300%	9/9/26	2,600	2,429
Automatic Data Processing Inc.	3.375%	9/15/25	7,341	7,613
AutoNation Inc.	4.500%	10/1/25	5,200	5,379
AutoZone Inc.	3.700%	4/15/22	5,447	5,638
AutoZone Inc.	2.875%	1/15/23	4,150	4,090
AutoZone Inc.	3.125%	7/15/23	1,542	1,535
AutoZone Inc.	3.250%	4/15/25	5,325	5,227
AutoZone Inc.	3.125%	4/21/26	3,000	2,885
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,475	1,457
Block Financial LLC	5.500%	11/1/22	4,350	4,650
Block Financial LLC	5.250%	10/1/25	4,800	5,022
BorgWarner Inc.	3.375%	3/15/25	2,575	2,568
Coach Inc.	4.250%	4/1/25	5,250	5,365
Cummins Inc.	3.650%	10/1/23	4,483	4,684
CVS Health Corp.	3.500%	7/20/22	17,217	17,732
CVS Health Corp.	2.750%	12/1/22	11,797	11,658
CVS Health Corp.	4.750%	12/1/22	1,324	1,439
CVS Health Corp.	4.000%	12/5/23	14,015	14,713
CVS Health Corp.	3.375%	8/12/24	6,440	6,501
CVS Health Corp.	5.000%	12/1/24	1,000	1,097
CVS Health Corp.	3.875%	7/20/25	23,727	24,452
CVS Health Corp.	2.875%	6/1/26	14,675	14,055
Delphi Automotive plc	4.250%	1/15/26	6,900	7,226
Delphi Corp.	4.150%	3/15/24	4,127	4,311
Dollar General Corp.	3.250%	4/15/23	6,177	6,172
Dollar General Corp.	4.150%	11/1/25	4,800	4,976
DR Horton Inc.	4.375%	9/15/22	3,000	3,157

51

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DR Horton Inc.	4.750%	2/15/23	5,100	5,457
DR Horton Inc.	5.750%	8/15/23	2,800	3,136
eBay Inc.	3.800%	3/9/22	5,250	5,431
eBay Inc.	2.600%	7/15/22	11,254	11,030
eBay Inc.	3.450%	8/1/24	4,938	4,925
Expedia Inc.	4.500%	8/15/24	4,935	5,160
Expedia Inc.	5.000%	2/15/26	5,437	5,725
Ford Motor Co.	4.346%	12/8/26	12,900	13,224
Ford Motor Credit Co. LLC	4.250%	9/20/22	5,975	6,238
Ford Motor Credit Co. LLC	3.096%	5/4/23	7,891	7,732
Ford Motor Credit Co. LLC	4.375%	8/6/23	9,797	10,217
Ford Motor Credit Co. LLC	3.810%	1/9/24	10,800	10,863
Ford Motor Credit Co. LLC	3.664%	9/8/24	6,950	6,879
Ford Motor Credit Co. LLC	4.134%	8/4/25	14,250	14,404
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,125	10,414
General Motors Co.	4.875%	10/2/23	14,749	15,811
General Motors Co.	4.000%	4/1/25	3,540	3,549
General Motors Financial Co. Inc.	3.450%	4/10/22	14,352	14,543
General Motors Financial Co. Inc.	3.700%	5/9/23	11,626	11,738
General Motors Financial Co. Inc.	4.250%	5/15/23	5,283	5,477
General Motors Financial Co. Inc.	4.000%	1/15/25	12,945	13,021
General Motors Financial Co. Inc.	4.300%	7/13/25	6,115	6,217
General Motors Financial Co. Inc.	5.250%	3/1/26	9,350	10,107
General Motors Financial Co. Inc.	4.000%	10/6/26	6,400	6,344
General Motors Financial Co. Inc.	4.350%	1/17/27	5,500	5,596
Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,052
Harman International Industries Inc.	4.150%	5/15/25	3,012	3,117
Home Depot Inc.	2.625%	6/1/22	14,495	14,637
Home Depot Inc.	2.700%	4/1/23	10,956	11,026
Home Depot Inc.	3.750%	2/15/24	10,633	11,287
Home Depot Inc.	3.350%	9/15/25	9,123	9,409
Home Depot Inc.	3.000%	4/1/26	7,381	7,386
Home Depot Inc.	2.125%	9/15/26	6,000	5,572
Hyatt Hotels Corp.	3.375%	7/15/23	2,725	2,736
Hyatt Hotels Corp.	4.850%	3/15/26	1,900	2,044
JD.com Inc.	3.875%	4/29/26	2,300	2,238
Kohl's Corp.	3.250%	2/1/23	2,825	2,711
Kohl's Corp.	4.750%	12/15/23	1,263	1,295
Kohl's Corp.	4.250%	7/17/25	6,724	6,507
Lear Corp.	4.750%	1/15/23	1,550	1,612
Lear Corp.	5.375%	3/15/24	5,000	5,275
Lear Corp.	5.250%	1/15/25	3,965	4,208
Lowe's Cos. Inc.	3.120%	4/15/22	2,749	2,851
Lowe's Cos. Inc.	3.875%	9/15/23	5,366	5,707
Lowe's Cos. Inc.	3.125%	9/15/24	3,279	3,306
Lowe's Cos. Inc.	3.375%	9/15/25	11,195	11,457
Lowe's Cos. Inc.	2.500%	4/15/26	11,770	11,220
Macy's Retail Holdings Inc.	2.875%	2/15/23	10,218	9,628
Macy's Retail Holdings Inc.	4.375%	9/1/23	4,370	4,317
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,428	4,259
Macy's Retail Holdings Inc.	6.650%	7/15/24	791	835
Magna International Inc.	3.625%	6/15/24	6,813	6,990
Magna International Inc.	4.150%	10/1/25	5,150	5,458
Marriott International Inc.	3.250%	9/15/22	2,500	2,525
Marriott International Inc.	3.125%	2/15/23	1,625	1,602
Marriott International Inc.	3.750%	3/15/25	3,300	3,334
Marriott International Inc.	3.750%	10/1/25	1,485	1,507
Marriott International Inc.	3.125%	6/15/26	8,745	8,405
Mastercard Inc.	3.375%	4/1/24	11,098	11,540
Mastercard Inc.	2.950%	11/21/26	6,000	5,999
McDonald's Corp.	3.250%	6/10/24	1,500	1,539
McDonald's Corp.	3.375%	5/26/25	9,120	9,201
McDonald's Corp.	3.700%	1/30/26	18,923	19,339

52

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NIKE Inc.	2.250%	5/1/23	2,074	2,027
NIKE Inc.	2.375%	11/1/26	10,725	10,148
NVR Inc.	3.950%	9/15/22	3,152	3,259
O'Reilly Automotive Inc.	3.800%	9/1/22	2,250	2,328
O'Reilly Automotive Inc.	3.850%	6/15/23	6,125	6,316
O'Reilly Automotive Inc.	3.550%	3/15/26	2,645	2,633
Priceline Group Inc.	3.650%	3/15/25	6,350	6,407
Priceline Group Inc.	3.600%	6/1/26	7,608	7,631
QVC Inc.	5.125%	7/2/22	4,672	4,939
QVC Inc.	4.375%	3/15/23	3,725	3,768
QVC Inc.	4.850%	4/1/24	7,533	7,668
QVC Inc.	4.450%	2/15/25	4,600	4,524
Ross Stores Inc.	3.375%	9/15/24	1,125	1,132
Signet UK Finance plc	4.700%	6/15/24	2,235	2,171
Staples Inc.	4.375%	1/12/23	2,675	2,740
Starbucks Corp.	2.700%	6/15/22	3,020	3,068
Starbucks Corp.	3.850%	10/1/23	4,789	5,156
Starbucks Corp.	2.450%	6/15/26	5,800	5,538
Target Corp.	3.500%	7/1/24	7,325	7,598
Target Corp.	2.500%	4/15/26	11,150	10,510
TJX Cos. Inc.	2.500%	5/15/23	5,469	5,418
TJX Cos. Inc.	2.250%	9/15/26	9,130	8,428
Toyota Motor Credit Corp.	2.800%	7/13/22	2,950	2,972
Toyota Motor Credit Corp.	2.625%	1/10/23	5,184	5,168
Toyota Motor Credit Corp.	2.250%	10/18/23	4,000	3,846
Toyota Motor Credit Corp.	3.200%	1/11/27	6,000	6,029
Visa Inc.	2.800%	12/14/22	24,837	25,099
Visa Inc.	3.150%	12/14/25	36,950	37,484
Wal-Mart Stores Inc.	2.550%	4/11/23	17,288	17,235
Wal-Mart Stores Inc.	3.300%	4/22/24	16,869	17,553
Walgreen Co.	3.100%	9/15/22	8,527	8,564
Walgreens Boots Alliance Inc.	3.100%	6/1/23	8,715	8,717
Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,271	19,669
Walgreens Boots Alliance Inc.	3.450%	6/1/26	16,727	16,451
Wyndham Worldwide Corp.	4.250%	3/1/22	4,150	4,285
Wyndham Worldwide Corp.	3.900%	3/1/23	2,950	2,982
Wyndham Worldwide Corp.	5.100%	10/1/25	4,297	4,566
Consumer Noncyclical (16.2%)
Abbott Laboratories	2.550%	3/15/22	6,058	5,933
Abbott Laboratories	3.400%	11/30/23	16,950	17,026
Abbott Laboratories	2.950%	3/15/25	7,993	7,638
Abbott Laboratories	3.750%	11/30/26	28,310	28,282
AbbVie Inc.	2.900%	11/6/22	27,727	27,576
AbbVie Inc.	3.200%	11/6/22	10,054	10,124
AbbVie Inc.	2.850%	5/14/23	8,450	8,283
AbbVie Inc.	3.600%	5/14/25	33,395	33,273
AbbVie Inc.	3.200%	5/14/26	18,445	17,729
Actavis Funding SCS	3.450%	3/15/22	24,782	25,274
Actavis Funding SCS	3.850%	6/15/24	10,955	11,107
Actavis Funding SCS	3.800%	3/15/25	41,649	41,953
Actavis Inc.	3.250%	10/1/22	13,400	13,485
Agilent Technologies Inc.	3.200%	10/1/22	5,950	6,015
Agilent Technologies Inc.	3.875%	7/15/23	4,050	4,207
Agilent Technologies Inc.	3.050%	9/22/26	3,000	2,915
Allergan Inc.	2.800%	3/15/23	3,350	3,226
Altria Group Inc.	2.850%	8/9/22	19,525	19,481
Altria Group Inc.	2.950%	5/2/23	2,972	2,958
Altria Group Inc.	4.000%	1/31/24	12,579	13,236
Altria Group Inc.	2.625%	9/16/26	2,960	2,816
AmerisourceBergen Corp.	3.400%	5/15/24	4,685	4,744
AmerisourceBergen Corp.	3.250%	3/1/25	2,175	2,179
Amgen Inc.	2.700%	5/1/22	4,922	4,904
Amgen Inc.	3.625%	5/15/22	9,505	9,828

53

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	2.250%	8/19/23	3,381	3,223
Amgen Inc.	3.625%	5/22/24	15,059	15,516
Amgen Inc.	3.125%	5/1/25	8,419	8,266
Amgen Inc.	2.600%	8/19/26	10,000	9,272
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	10,291	10,153
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	52,129	53,126
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,647	15,207
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	96,869	98,481
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,154	30,882
2 Anheuser-Busch North American Holding Corp.	3.750%	1/15/22	750	790
Archer-Daniels-Midland Co.	2.500%	8/11/26	9,368	8,888
AstraZeneca plc	3.375%	11/16/25	18,108	18,194
Baxalta Inc.	3.600%	6/23/22	8,654	8,802
Baxalta Inc.	4.000%	6/23/25	19,029	19,404
Baxter International Inc.	2.600%	8/15/26	2,675	2,505
Beam Suntory Inc.	3.250%	5/15/22	1,375	1,384
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,030
Becton Dickinson & Co.	3.300%	3/1/23	6,650	6,746
Becton Dickinson & Co.	3.875%	5/15/24	500	516
Becton Dickinson & Co.	3.734%	12/15/24	13,140	13,582
Bestfoods	7.250%	12/15/26	519	682
Biogen Inc.	3.625%	9/15/22	9,927	10,254
Biogen Inc.	4.050%	9/15/25	16,525	17,102
Boston Scientific Corp.	3.375%	5/15/22	6,275	6,392
Boston Scientific Corp.	4.125%	10/1/23	2,710	2,827
Boston Scientific Corp.	3.850%	5/15/25	5,600	5,706
Bristol-Myers Squibb Co.	2.000%	8/1/22	7,148	6,952
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,119
Bristol-Myers Squibb Co.	3.250%	11/1/23	7,645	7,869
Brown-Forman Corp.	2.250%	1/15/23	1,675	1,629
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,620	6,399
Campbell Soup Co.	2.500%	8/2/22	3,725	3,674
Campbell Soup Co.	3.300%	3/19/25	2,100	2,125
Cardinal Health Inc.	3.200%	6/15/22	2,942	2,976
Cardinal Health Inc.	3.200%	3/15/23	5,509	5,589
Cardinal Health Inc.	3.500%	11/15/24	1,608	1,640
Cardinal Health Inc.	3.750%	9/15/25	5,680	5,898
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,250	4,130
Celgene Corp.	3.250%	8/15/22	9,945	10,077
Celgene Corp.	3.550%	8/15/22	8,914	9,170
Celgene Corp.	4.000%	8/15/23	6,185	6,469
Celgene Corp.	3.625%	5/15/24	8,259	8,381
Celgene Corp.	3.875%	8/15/25	22,482	22,992
Church & Dwight Co. Inc.	2.875%	10/1/22	900	896
Clorox Co.	3.050%	9/15/22	3,600	3,667
Clorox Co.	3.500%	12/15/24	5,428	5,595
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	3,950	4,044
Coca-Cola Co.	2.500%	4/1/23	4,978	4,946
Coca-Cola Co.	3.200%	11/1/23	10,104	10,451
Coca-Cola Co.	2.875%	10/27/25	18,069	18,005
Coca-Cola Co.	2.550%	6/1/26	3,975	3,828
Coca-Cola Co.	2.250%	9/1/26	10,769	10,105
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	5,610	5,769
Colgate-Palmolive Co.	2.300%	5/3/22	3,519	3,511
Colgate-Palmolive Co.	1.950%	2/1/23	4,575	4,449
Colgate-Palmolive Co.	2.100%	5/1/23	1,076	1,045
Colgate-Palmolive Co.	3.250%	3/15/24	4,135	4,290
Conagra Brands Inc.	3.250%	9/15/22	3,675	3,696
Conagra Brands Inc.	3.200%	1/25/23	6,445	6,457
Conagra Brands Inc.	7.125%	10/1/26	1,966	2,422
Constellation Brands Inc.	6.000%	5/1/22	5,725	6,519
Constellation Brands Inc.	4.250%	5/1/23	15,175	15,934
Constellation Brands Inc.	4.750%	11/15/24	7,900	8,542
Constellation Brands Inc.	3.700%	12/6/26	4,950	4,950

54

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Covidien International Finance SA	3.200%	6/15/22	8,330	8,516
Covidien International Finance SA	2.950%	6/15/23	5,000	5,000
CR Bard Inc.	3.000%	5/15/26	3,350	3,244
Danaher Corp.	3.350%	9/15/25	5,010	5,175
Diageo Capital plc	2.625%	4/29/23	12,770	12,687
Diageo Investment Corp.	2.875%	5/11/22	10,005	10,135
Dignity Health California GO	3.125%	11/1/22	800	791
Dignity Health California GO	3.812%	11/1/24	2,600	2,619
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,125	1,112
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	5,230	5,238
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	2,400	2,410
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	4,950	4,656
Eli Lilly & Co.	2.750%	6/1/25	9,090	9,016
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,750	1,735
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,000	3,986
Express Scripts Holding Co.	3.000%	7/15/23	14,470	13,976
Express Scripts Holding Co.	3.500%	6/15/24	8,346	8,176
Express Scripts Holding Co.	4.500%	2/25/26	14,045	14,569
Flowers Foods Inc.	4.375%	4/1/22	2,975	3,153
Flowers Foods Inc.	3.500%	10/1/26	3,075	2,965
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,800	1,747
General Mills Inc.	3.650%	2/15/24	4,301	4,486
General Mills Inc.	3.200%	2/10/27	6,000	5,938
Gilead Sciences Inc.	3.250%	9/1/22	8,838	9,037
Gilead Sciences Inc.	2.500%	9/1/23	10,590	10,222
Gilead Sciences Inc.	3.700%	4/1/24	17,187	17,649
Gilead Sciences Inc.	3.500%	2/1/25	17,602	17,770
Gilead Sciences Inc.	3.650%	3/1/26	26,418	26,780
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	7,798	7,810
GlaxoSmithKline Capital plc	2.850%	5/8/22	14,563	14,751
Hershey Co.	2.625%	5/1/23	1,750	1,744
Hershey Co.	3.200%	8/21/25	2,100	2,139
Hershey Co.	2.300%	8/15/26	3,500	3,294
Ingredion Inc.	3.200%	10/1/26	5,405	5,317
JM Smucker Co.	3.000%	3/15/22	3,975	4,039
JM Smucker Co.	3.500%	3/15/25	9,996	10,156
Johnson & Johnson	2.250%	3/3/22	9,000	8,976
Johnson & Johnson	2.050%	3/1/23	4,510	4,384
Johnson & Johnson	6.730%	11/15/23	50	62
Johnson & Johnson	3.375%	12/5/23	7,845	8,222
Johnson & Johnson	2.450%	3/1/26	19,900	19,255
Johnson & Johnson	2.950%	3/3/27	4,500	4,495
Kaiser Foundation Hospitals	3.500%	4/1/22	2,675	2,770
Kellogg Co.	3.125%	5/17/22	825	845
Kellogg Co.	2.650%	12/1/23	5,800	5,672
Kellogg Co.	3.250%	4/1/26	6,591	6,493
Kimberly-Clark Corp.	2.400%	3/1/22	2,200	2,189
Kimberly-Clark Corp.	2.400%	6/1/23	3,114	3,058
Kimberly-Clark Corp.	2.650%	3/1/25	5,285	5,154
Kimberly-Clark Corp.	3.050%	8/15/25	3,000	3,011
Kimberly-Clark Corp.	2.750%	2/15/26	2,600	2,547
Koninklijke Philips NV	3.750%	3/15/22	8,862	9,223
Kraft Foods Group Inc.	3.500%	6/6/22	17,449	17,840
Kraft Heinz Foods Co.	3.500%	7/15/22	12,345	12,590
Kraft Heinz Foods Co.	3.950%	7/15/25	14,750	15,001
Kraft Heinz Foods Co.	3.000%	6/1/26	16,210	15,302
Laboratory Corp. of America Holdings	3.750%	8/23/22	2,277	2,345
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,050	2,094
Laboratory Corp. of America Holdings	3.600%	2/1/25	7,165	7,062
Mattel Inc.	3.150%	3/15/23	850	841
McCormick & Co. Inc.	3.500%	9/1/23	1,550	1,599
McCormick & Co. Inc.	3.250%	11/15/25	3,150	3,152
McKesson Corp.	2.700%	12/15/22	4,345	4,268
McKesson Corp.	2.850%	3/15/23	3,200	3,157

55

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McKesson Corp.	3.796%	3/15/24	10,556	10,895
Mead Johnson Nutrition Co.	4.125%	11/15/25	8,150	8,591
Medtronic Inc.	3.125%	3/15/22	4,623	4,734
Medtronic Inc.	3.150%	3/15/22	22,142	22,782
Medtronic Inc.	2.750%	4/1/23	2,000	1,984
Medtronic Inc.	3.625%	3/15/24	10,031	10,516
Medtronic Inc.	3.500%	3/15/25	33,129	33,919
Merck & Co. Inc.	2.400%	9/15/22	12,429	12,324
Merck & Co. Inc.	2.800%	5/18/23	12,529	12,639
Merck & Co. Inc.	2.750%	2/10/25	22,373	22,197
Molson Coors Brewing Co.	3.500%	5/1/22	5,625	5,822
Molson Coors Brewing Co.	3.000%	7/15/26	19,248	18,408
Mylan Inc.	4.200%	11/29/23	7,300	7,405
Mylan NV	3.950%	6/15/26	18,375	17,912
Newell Brands Inc.	3.850%	4/1/23	21,792	22,685
Newell Brands Inc.	4.000%	12/1/24	5,952	6,151
Newell Brands Inc.	3.900%	11/1/25	1,850	1,887
Newell Brands Inc.	4.200%	4/1/26	20,054	21,055
Novartis Capital Corp.	2.400%	5/17/22	10,000	9,951
Novartis Capital Corp.	2.400%	9/21/22	15,802	15,671
Novartis Capital Corp.	3.400%	5/6/24	17,619	18,207
Novartis Capital Corp.	3.000%	11/20/25	15,141	15,185
Novartis Capital Corp.	3.100%	5/17/27	1,000	1,002
Owens & Minor Inc.	4.375%	12/15/24	2,600	2,650
PepsiCo Inc.	2.750%	3/5/22	11,667	11,801
PepsiCo Inc.	3.100%	7/17/22	6,865	7,052
PepsiCo Inc.	2.750%	3/1/23	9,241	9,295
PepsiCo Inc.	3.600%	3/1/24	8,775	9,269
PepsiCo Inc.	2.750%	4/30/25	10,159	9,990
PepsiCo Inc.	3.500%	7/17/25	5,660	5,893
PepsiCo Inc.	2.850%	2/24/26	9,380	9,291
PepsiCo Inc.	2.375%	10/6/26	11,238	10,691
Perrigo Co. plc	4.000%	11/15/23	5,525	5,634
Perrigo Finance Unlimited Co.	3.900%	12/15/24	8,209	8,176
Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,457	6,595
Pfizer Inc.	3.000%	6/15/23	7,173	7,336
Pfizer Inc.	3.400%	5/15/24	6,036	6,274
Pfizer Inc.	2.750%	6/3/26	15,890	15,481
Pfizer Inc.	3.000%	12/15/26	14,100	13,932
Philip Morris International Inc.	2.500%	8/22/22	6,565	6,481
Philip Morris International Inc.	2.625%	3/6/23	4,450	4,375
Philip Morris International Inc.	2.125%	5/10/23	4,375	4,173
Philip Morris International Inc.	3.600%	11/15/23	4,044	4,186
Philip Morris International Inc.	3.250%	11/10/24	11,313	11,404
Philip Morris International Inc.	3.375%	8/11/25	6,612	6,696
Philip Morris International Inc.	2.750%	2/25/26	5,650	5,452
Premier Health Partners	2.911%	11/15/26	2,000	1,847
Procter & Gamble Co.	3.100%	8/15/23	7,105	7,317
Procter & Gamble Co.	2.700%	2/2/26	6,150	6,034
Procter & Gamble Co.	2.450%	11/3/26	7,475	7,168
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,225	2,119
Quest Diagnostics Inc.	4.250%	4/1/24	900	947
Quest Diagnostics Inc.	3.500%	3/30/25	2,600	2,605
Quest Diagnostics Inc.	3.450%	6/1/26	9,375	9,308
Reynolds American Inc.	4.000%	6/12/22	7,315	7,678
Reynolds American Inc.	4.850%	9/15/23	5,432	5,898
Reynolds American Inc.	4.450%	6/12/25	22,167	23,372
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	35,555	34,357
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,445	2,299
St. Jude Medical Inc.	3.250%	4/15/23	7,400	7,345
St. Jude Medical Inc.	3.875%	9/15/25	1,400	1,412
Stryker Corp.	3.375%	5/15/24	2,753	2,801
Stryker Corp.	3.375%	11/1/25	6,800	6,847
Stryker Corp.	3.500%	3/15/26	10,095	10,258

56

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sysco Corp.	2.600%	6/12/22	1,350	1,338
Sysco Corp.	3.750%	10/1/25	9,691	9,868
Sysco Corp.	3.300%	7/15/26	6,160	6,066
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	6,436	6,182
Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	27,959	26,506
Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	30,891	28,581
The Kroger Co.	3.400%	4/15/22	2,118	2,170
The Kroger Co.	3.850%	8/1/23	5,873	6,105
The Kroger Co.	4.000%	2/1/24	6,185	6,465
The Kroger Co.	2.650%	10/15/26	11,275	10,470
Thermo Fisher Scientific Inc.	3.150%	1/15/23	6,421	6,426
Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,287	10,171
Thermo Fisher Scientific Inc.	4.150%	2/1/24	8,710	9,196
Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,705	4,779
Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,406	11,904
Tyson Foods Inc.	4.500%	6/15/22	6,845	7,321
Tyson Foods Inc.	3.950%	8/15/24	15,859	16,228
Unilever Capital Corp.	3.100%	7/30/25	3,225	3,217
Unilever Capital Corp.	2.000%	7/28/26	10,200	9,305
Whirlpool Corp.	4.700%	6/1/22	2,648	2,883
Whirlpool Corp.	3.700%	3/1/23	3,475	3,576
Whirlpool Corp.	4.000%	3/1/24	2,000	2,093
Whirlpool Corp.	3.700%	5/1/25	1,600	1,630
Whole Foods Market Inc.	5.200%	12/3/25	8,047	8,557
Wyeth LLC	6.450%	2/1/24	8,414	10,301
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	1,954
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	6,500	6,508
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	17,383	17,236
Zoetis Inc.	3.250%	2/1/23	11,375	11,488
Zoetis Inc.	4.500%	11/13/25	5,925	6,379
Energy (9.9%)
Anadarko Petroleum Corp.	3.450%	7/15/24	6,258	6,201
Anadarko Petroleum Corp.	5.550%	3/15/26	11,980	13,433
Apache Corp.	3.250%	4/15/22	11,492	11,657
Apache Corp.	2.625%	1/15/23	1,075	1,048
Boardwalk Pipelines LP	3.375%	2/1/23	3,275	3,227
Boardwalk Pipelines LP	4.950%	12/15/24	4,225	4,453
Boardwalk Pipelines LP	5.950%	6/1/26	4,950	5,603
BP Capital Markets plc	3.062%	3/17/22	6,664	6,748
BP Capital Markets plc	3.245%	5/6/22	20,546	21,021
BP Capital Markets plc	2.500%	11/6/22	10,409	10,192
BP Capital Markets plc	2.750%	5/10/23	17,934	17,581
BP Capital Markets plc	3.994%	9/26/23	6,025	6,320
BP Capital Markets plc	3.216%	11/28/23	10,875	10,917
BP Capital Markets plc	3.814%	2/10/24	8,919	9,268
BP Capital Markets plc	3.224%	4/14/24	7,000	6,996
BP Capital Markets plc	3.535%	11/4/24	7,725	7,830
BP Capital Markets plc	3.506%	3/17/25	9,260	9,373
BP Capital Markets plc	3.119%	5/4/26	8,270	8,081
BP Capital Markets plc	3.017%	1/16/27	5,525	5,326
Buckeye Partners LP	4.150%	7/1/23	5,846	5,978
Buckeye Partners LP	4.350%	10/15/24	130	135
Buckeye Partners LP	3.950%	12/1/26	2,550	2,531
Canadian Natural Resources Ltd.	3.800%	4/15/24	7,579	7,654
Canadian Natural Resources Ltd.	3.900%	2/1/25	2,425	2,458
Chevron Corp.	2.411%	3/3/22	8,525	8,488
Chevron Corp.	2.498%	3/3/22	1,000	1,000
Chevron Corp.	2.355%	12/5/22	17,763	17,443
Chevron Corp.	2.566%	5/16/23	2,500	2,472
Chevron Corp.	3.191%	6/24/23	19,447	19,912
Chevron Corp.	2.895%	3/3/24	5,500	5,500
Chevron Corp.	3.326%	11/17/25	6,485	6,590
Chevron Corp.	2.954%	5/16/26	22,400	22,066

57

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cimarex Energy Co.	5.875%	5/1/22	3,820	3,962
Cimarex Energy Co.	4.375%	6/1/24	7,410	7,792
Columbia Pipeline Group Inc.	4.500%	6/1/25	7,508	7,991
ConocoPhillips Co.	2.400%	12/15/22	10,609	10,342
ConocoPhillips Co.	3.350%	11/15/24	5,402	5,441
ConocoPhillips Co.	4.950%	3/15/26	17,247	19,055
Devon Energy Corp.	3.250%	5/15/22	8,562	8,588
Devon Energy Corp.	5.850%	12/15/25	6,675	7,666
Dominion Gas Holdings LLC	3.550%	11/1/23	1,725	1,753
Dominion Gas Holdings LLC	3.600%	12/15/24	5,725	5,833
Enable Midstream Partners LP	3.900%	5/15/24	4,000	3,916
Enbridge Energy Partners LP	5.875%	10/15/25	4,050	4,582
Enbridge Inc.	4.000%	10/1/23	3,944	4,052
Enbridge Inc.	3.500%	6/10/24	4,776	4,721
Enbridge Inc.	4.250%	12/1/26	9,650	9,967
Energy Transfer Partners LP	3.600%	2/1/23	6,545	6,536
Energy Transfer Partners LP	4.900%	2/1/24	2,050	2,158
Energy Transfer Partners LP	7.600%	2/1/24	1,430	1,619
Energy Transfer Partners LP	4.050%	3/15/25	10,045	10,085
Energy Transfer Partners LP	4.750%	1/15/26	11,370	11,887
EnLink Midstream Partners LP	4.400%	4/1/24	7,931	8,050
EnLink Midstream Partners LP	4.150%	6/1/25	1,774	1,774
EnLink Midstream Partners LP	4.850%	7/15/26	4,350	4,557
Enterprise Products Operating LLC	3.350%	3/15/23	16,575	16,806
Enterprise Products Operating LLC	3.900%	2/15/24	5,054	5,228
Enterprise Products Operating LLC	3.750%	2/15/25	11,476	11,656
Enterprise Products Operating LLC	3.700%	2/15/26	5,498	5,560
Enterprise Products Operating LLC	3.950%	2/15/27	1,560	1,606
EOG Resources Inc.	2.625%	3/15/23	9,543	9,308
EOG Resources Inc.	3.150%	4/1/25	4,301	4,228
EOG Resources Inc.	4.150%	1/15/26	8,359	8,795
EQT Midstream Partners LP	4.000%	8/1/24	2,775	2,785
EQT Midstream Partners LP	4.125%	12/1/26	1,600	1,595
Exxon Mobil Corp.	2.397%	3/6/22	14,000	14,001
Exxon Mobil Corp.	2.726%	3/1/23	10,740	10,741
Exxon Mobil Corp.	3.176%	3/15/24	3,740	3,822
Exxon Mobil Corp.	2.709%	3/6/25	15,695	15,392
Exxon Mobil Corp.	3.043%	3/1/26	23,384	23,314
FMC Technologies Inc.	3.450%	10/1/22	2,845	2,839
Gulf South Pipeline Co. LP	4.000%	6/15/22	2,250	2,309
Halliburton Co.	3.500%	8/1/23	9,375	9,578
Halliburton Co.	3.800%	11/15/25	18,693	19,192
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	2,050	2,155
Hess Corp.	3.500%	7/15/24	2,000	1,941
HollyFrontier Corp.	5.875%	4/1/26	8,845	9,449
Husky Energy Inc.	3.950%	4/15/22	3,519	3,657
Husky Energy Inc.	4.000%	4/15/24	9,875	10,107
Kerr-McGee Corp.	6.950%	7/1/24	4,708	5,621
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,350	2,446
Kinder Morgan Energy Partners LP	3.950%	9/1/22	7,564	7,792
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,650	8,597
Kinder Morgan Energy Partners LP	3.500%	9/1/23	9,400	9,274
Kinder Morgan Energy Partners LP	4.150%	2/1/24	6,083	6,214
Kinder Morgan Energy Partners LP	4.300%	5/1/24	8,118	8,298
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,125	5,240
Kinder Morgan Inc.	4.300%	6/1/25	12,350	12,694
Magellan Midstream Partners LP	3.200%	3/15/25	4,606	4,484
Magellan Midstream Partners LP	5.000%	3/1/26	3,050	3,368
Marathon Oil Corp.	2.800%	11/1/22	8,039	7,808
Marathon Oil Corp.	3.850%	6/1/25	10,867	10,813
Marathon Petroleum Corp.	3.625%	9/15/24	6,743	6,674
MPLX LP	4.500%	7/15/23	13,766	14,454
MPLX LP	4.875%	12/1/24	13,198	14,089
MPLX LP	4.000%	2/15/25	2,554	2,573

58

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MPLX LP	4.875%	6/1/25	15,105	16,087
MPLX LP	4.125%	3/1/27	200	202
2 Nabors Industries Inc.	5.500%	1/15/23	5,700	5,900
Nabors Industries Inc.	5.100%	9/15/23	2,625	2,691
National Fuel Gas Co.	3.750%	3/1/23	6,075	6,035
National Fuel Gas Co.	5.200%	7/15/25	2,250	2,368
National Oilwell Varco Inc.	2.600%	12/1/22	12,469	11,924
Noble Energy Inc.	3.900%	11/15/24	4,827	4,939
Occidental Petroleum Corp.	2.600%	4/15/22	5,775	5,774
Occidental Petroleum Corp.	2.700%	2/15/23	6,323	6,263
Occidental Petroleum Corp.	3.500%	6/15/25	7,490	7,619
Occidental Petroleum Corp.	3.400%	4/15/26	13,204	13,243
Occidental Petroleum Corp.	3.000%	2/15/27	2,775	2,695
Oceaneering International Inc.	4.650%	11/15/24	3,120	3,168
ONEOK Partners LP	3.375%	10/1/22	9,845	9,860
ONEOK Partners LP	5.000%	9/15/23	1,450	1,572
ONEOK Partners LP	4.900%	3/15/25	5,684	6,084
Petro-Canada	7.875%	6/15/26	1,695	2,201
Phillips 66	4.300%	4/1/22	19,400	20,792
Phillips 66 Partners LP	3.605%	2/15/25	4,743	4,686
Phillips 66 Partners LP	3.550%	10/1/26	3,725	3,618
Pioneer Natural Resources Co.	3.950%	7/15/22	3,865	4,033
Pioneer Natural Resources Co.	4.450%	1/15/26	4,450	4,734
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	9,530	9,668
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	4,550	4,382
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	7,978	8,003
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	4,274	4,159
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	5,155	5,381
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,250	7,451
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	7,326	8,123
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	9,112	9,784
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.500%	4/15/23	3,820	3,982
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	5,160	5,366
Sabine Pass Liquefaction LLC	6.250%	3/15/22	9,500	10,711
Sabine Pass Liquefaction LLC	5.625%	4/15/23	12,500	13,734
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,400	20,424
Sabine Pass Liquefaction LLC	5.625%	3/1/25	17,700	19,470
2 Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,400	13,873
Sasol Financing International plc	4.500%	11/14/22	4,600	4,658
Schlumberger Investment SA	3.650%	12/1/23	14,022	14,673
Shell International Finance BV	2.375%	8/21/22	12,462	12,257
Shell International Finance BV	2.250%	1/6/23	8,356	8,136
Shell International Finance BV	3.400%	8/12/23	7,869	8,112
Shell International Finance BV	3.250%	5/11/25	21,632	21,769
Shell International Finance BV	2.875%	5/10/26	17,250	16,751
Shell International Finance BV	2.500%	9/12/26	9,072	8,525
Spectra Energy Capital LLC	3.300%	3/15/23	6,325	6,242
Spectra Energy Partners LP	4.750%	3/15/24	8,172	8,750
Spectra Energy Partners LP	3.500%	3/15/25	6,200	6,114
Spectra Energy Partners LP	3.375%	10/15/26	4,250	4,092
Suncor Energy Inc.	3.600%	12/1/24	7,940	8,095
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,020	1,016
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	8,700	8,864
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,380	6,066
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	1,500	1,478
TC PipeLines LP	4.375%	3/13/25	100	102
Tosco Corp.	7.800%	1/1/27	772	1,002
Total Capital Canada Ltd.	2.750%	7/15/23	13,609	13,558
Total Capital International SA	2.700%	1/25/23	7,784	7,750
Total Capital International SA	3.700%	1/15/24	8,707	9,070

59

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Total Capital International SA	3.750%	4/10/24	8,879	9,294
TransCanada PipeLines Ltd.	2.500%	8/1/22	12,240	12,096
TransCanada PipeLines Ltd.	3.750%	10/16/23	6,949	7,236
TransCanada PipeLines Ltd.	4.875%	1/15/26	5,125	5,766
Valero Energy Corp.	3.650%	3/15/25	6,025	5,999
Valero Energy Corp.	3.400%	9/15/26	9,995	9,653
Valero Energy Partners LP	4.375%	12/15/26	4,200	4,302
Western Gas Partners LP	4.000%	7/1/22	3,806	3,929
Western Gas Partners LP	3.950%	6/1/25	7,856	7,844
Western Gas Partners LP	4.650%	7/1/26	3,117	3,261
Williams Partners LP	3.600%	3/15/22	15,025	15,278
Williams Partners LP	3.350%	8/15/22	9,235	9,251
Williams Partners LP	4.500%	11/15/23	5,631	5,911
Williams Partners LP	4.300%	3/4/24	14,327	14,825
Williams Partners LP	3.900%	1/15/25	12,010	12,057
Williams Partners LP	4.000%	9/15/25	9,065	9,175
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	11,530	11,905
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	6,515	6,727
Other Industrial (0.2%)
CBRE Services Inc.	5.000%	3/15/23	3,966	4,105
CBRE Services Inc.	5.250%	3/15/25	4,400	4,642
CBRE Services Inc.	4.875%	3/1/26	5,545	5,746
Cintas Corp. No 2	3.250%	6/1/22	1,300	1,321
Fluor Corp.	3.500%	12/15/24	1,605	1,649
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,367	8,776
Technology (9.2%)
Adobe Systems Inc.	3.250%	2/1/25	9,040	9,108
Alphabet Inc.	3.375%	2/25/24	9,948	10,475
Alphabet Inc.	1.998%	8/15/26	13,100	12,159
Altera Corp.	4.100%	11/15/23	4,400	4,737
Analog Devices Inc.	2.875%	6/1/23	2,550	2,510
Analog Devices Inc.	3.125%	12/5/23	6,967	6,929
Analog Devices Inc.	3.900%	12/15/25	7,400	7,615
Analog Devices Inc.	3.500%	12/5/26	8,250	8,215
Apple Inc.	2.700%	5/13/22	11,446	11,543
Apple Inc.	2.850%	2/23/23	16,310	16,440
Apple Inc.	2.400%	5/3/23	52,988	52,135
Apple Inc.	3.000%	2/9/24	9,000	9,078
Apple Inc.	3.450%	5/6/24	25,254	26,195
Apple Inc.	2.500%	2/9/25	17,607	16,988
Apple Inc.	3.200%	5/13/25	17,080	17,275
Apple Inc.	3.250%	2/23/26	26,413	26,801
Apple Inc.	2.450%	8/4/26	13,950	13,223
Apple Inc.	3.350%	2/9/27	24,500	24,891
Applied Materials Inc.	3.900%	10/1/25	6,250	6,614
Arrow Electronics Inc.	3.500%	4/1/22	2,536	2,552
Arrow Electronics Inc.	4.500%	3/1/23	2,170	2,240
Arrow Electronics Inc.	4.000%	4/1/25	2,470	2,476
Autodesk Inc.	3.600%	12/15/22	2,243	2,268
Autodesk Inc.	4.375%	6/15/25	1,800	1,862
Avnet Inc.	4.875%	12/1/22	3,025	3,184
Avnet Inc.	4.625%	4/15/26	3,800	3,854
Baidu Inc.	3.500%	11/28/22	5,699	5,806
Baidu Inc.	4.125%	6/30/25	4,450	4,629
Broadcom Corp.	2.500%	8/15/22	500	478
2 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	24,175	24,417
2 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	42,200	42,517
Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,744	3,667
CA Inc.	4.500%	8/15/23	2,320	2,447
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,587
Cisco Systems Inc.	3.000%	6/15/22	3,600	3,680
Cisco Systems Inc.	2.600%	2/28/23	7,000	6,968
Cisco Systems Inc.	2.200%	9/20/23	9,074	8,764

60

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	3.625%	3/4/24	10,341	10,886
Cisco Systems Inc.	2.950%	2/28/26	8,333	8,294
Cisco Systems Inc.	2.500%	9/20/26	10,450	10,026
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,571
Corning Inc.	2.900%	5/15/22	2,200	2,212
Corning Inc.	3.700%	11/15/23	1,300	1,320
2 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	38,140	41,246
2 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	39,698	43,753
Dun & Bradstreet Corp.	4.375%	12/1/22	1,980	2,048
Equifax Inc.	3.300%	12/15/22	1,940	1,988
Equifax Inc.	3.250%	6/1/26	2,150	2,098
Fidelity National Information Services Inc.	5.000%	3/15/22	4,773	4,868
Fidelity National Information Services Inc.	4.500%	10/15/22	6,589	7,045
Fidelity National Information Services Inc.	3.500%	4/15/23	7,350	7,461
Fidelity National Information Services Inc.	3.875%	6/5/24	5,283	5,453
Fidelity National Information Services Inc.	5.000%	10/15/25	15,915	17,403
Fidelity National Information Services Inc.	3.000%	8/15/26	12,650	11,967
Fiserv Inc.	3.500%	10/1/22	6,366	6,507
Fiserv Inc.	3.850%	6/1/25	7,350	7,585
Flex Ltd.	5.000%	2/15/23	2,000	2,131
Flex Ltd.	4.750%	6/15/25	7,425	7,835
Hewlett Packard Enterprise Co.	4.400%	10/15/22	13,862	14,590
Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,925	23,903
HP Inc.	4.050%	9/15/22	2,900	3,046
Intel Corp.	3.300%	10/1/21	1	1
Intel Corp.	3.100%	7/29/22	9,820	10,124
Intel Corp.	2.700%	12/15/22	12,452	12,575
Intel Corp.	3.700%	7/29/25	23,651	24,852
Intel Corp.	2.600%	5/19/26	5,288	5,110
International Business Machines Corp.	1.875%	8/1/22	8,116	7,855
International Business Machines Corp.	2.875%	11/9/22	10,890	11,021
International Business Machines Corp.	3.375%	8/1/23	10,285	10,645
International Business Machines Corp.	3.625%	2/12/24	21,124	22,106
International Business Machines Corp.	7.000%	10/30/25	6,350	8,128
International Business Machines Corp.	3.450%	2/19/26	6,875	7,050
International Business Machines Corp.	3.300%	1/27/27	5,150	5,188
Jabil Circuit Inc.	4.700%	9/15/22	2,825	2,945
Juniper Networks Inc.	4.500%	3/15/24	2,525	2,654
Juniper Networks Inc.	4.350%	6/15/25	1,550	1,601
Keysight Technologies Inc.	4.550%	10/30/24	4,400	4,413
KLA-Tencor Corp.	4.650%	11/1/24	10,760	11,531
Lam Research Corp.	3.800%	3/15/25	3,525	3,569
Maxim Integrated Products Inc.	3.375%	3/15/23	3,640	3,646
Microsoft Corp.	2.650%	11/3/22	10,233	10,311
Microsoft Corp.	2.125%	11/15/22	6,295	6,159
Microsoft Corp.	2.375%	5/1/23	8,099	7,980
Microsoft Corp.	2.000%	8/8/23	18,116	17,408
Microsoft Corp.	3.625%	12/15/23	10,265	10,794
Microsoft Corp.	2.875%	2/6/24	14,415	14,517
Microsoft Corp.	2.700%	2/12/25	24,076	23,717
Microsoft Corp.	3.125%	11/3/25	23,492	23,694
Microsoft Corp.	2.400%	8/8/26	35,558	33,700
Microsoft Corp.	3.300%	2/6/27	33,200	33,844
Motorola Solutions Inc.	3.750%	5/15/22	6,878	7,006
Motorola Solutions Inc.	3.500%	3/1/23	5,940	5,847
Motorola Solutions Inc.	4.000%	9/1/24	5,891	5,898
Motorola Solutions Inc.	7.500%	5/15/25	1,471	1,744
NetApp Inc.	3.250%	12/15/22	450	444
NVIDIA Corp.	3.200%	9/16/26	8,950	8,690
Oracle Corp.	2.500%	5/15/22	24,766	24,712
Oracle Corp.	2.500%	10/15/22	24,606	24,536
Oracle Corp.	3.625%	7/15/23	12,946	13,577
Oracle Corp.	2.400%	9/15/23	23,493	22,956

61

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	3.400%	7/8/24	17,885	18,328
Oracle Corp.	2.950%	5/15/25	15,320	15,142
Oracle Corp.	2.650%	7/15/26	21,211	20,370
Pitney Bowes Inc.	4.625%	3/15/24	3,969	3,902
QUALCOMM Inc.	3.000%	5/20/22	20,452	20,704
QUALCOMM Inc.	3.450%	5/20/25	15,327	15,522
2 Seagate HDD Cayman	4.250%	3/1/22	6,000	5,940
Seagate HDD Cayman	4.750%	6/1/23	7,582	7,582
2 Seagate HDD Cayman	4.875%	3/1/24	5,000	4,900
Seagate HDD Cayman	4.750%	1/1/25	7,975	7,656
Tech Data Corp.	4.950%	2/15/27	4,250	4,293
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	7,650	7,808
Texas Instruments Inc.	1.850%	5/15/22	2,500	2,412
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,603
Total System Services Inc.	3.750%	6/1/23	2,950	2,959
Total System Services Inc.	4.800%	4/1/26	7,566	8,171
Trimble Navigation Ltd.	4.750%	12/1/24	1,975	2,049
Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,214
Tyco Electronics Group SA	3.700%	2/15/26	3,900	3,989
Verisk Analytics Inc.	4.125%	9/12/22	3,090	3,227
Verisk Analytics Inc.	4.000%	6/15/25	9,150	9,376
Xerox Corp.	3.800%	5/15/24	1,625	1,589
Transportation (2.1%)
1 American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,766	2,870
1 American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	9,191	9,789
1 American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	4,183	4,215
1 American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,586	1,547
1 American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,550	1,585
1 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,157
Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,695	3,784
Burlington Northern Santa Fe LLC	3.050%	9/1/22	7,825	8,023
Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,308	7,415
Burlington Northern Santa Fe LLC	3.850%	9/1/23	6,337	6,728
Burlington Northern Santa Fe LLC	3.750%	4/1/24	7,055	7,445
Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,981	6,189
Burlington Northern Santa Fe LLC	3.000%	4/1/25	4,800	4,806
Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,115	5,358
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,901	3,729
Canadian National Railway Co.	2.250%	11/15/22	1,525	1,484
Canadian National Railway Co.	2.950%	11/21/24	4,265	4,338
Canadian National Railway Co.	2.750%	3/1/26	3,225	3,189
Canadian Pacific Railway Co.	4.450%	3/15/23	3,011	3,260
Canadian Pacific Railway Co.	2.900%	2/1/25	6,550	6,490
Canadian Pacific Railway Co.	3.700%	2/1/26	1,935	2,005
1 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	3,188	3,506
1 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	8,559	8,858
1 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	3,537	3,643
CSX Corp.	3.700%	11/1/23	3,075	3,196
CSX Corp.	3.400%	8/1/24	7,240	7,372
CSX Corp.	3.350%	11/1/25	6,110	6,132
CSX Corp.	2.600%	11/1/26	5,800	5,447
1 CSX Transportation Inc.	6.251%	1/15/23	31	35
1 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,581	5,273
FedEx Corp.	2.625%	8/1/22	3,480	3,478
FedEx Corp.	2.700%	4/15/23	1,700	1,683
FedEx Corp.	4.000%	1/15/24	5,225	5,546
FedEx Corp.	3.200%	2/1/25	5,391	5,409
FedEx Corp.	3.250%	4/1/26	8,400	8,379
FedEx Corp.	3.300%	3/15/27	1,600	1,589
1 Hawaiian Airlines 2013-1 Class A Pass Through
Certificates	3.900%	1/15/26	3,024	3,069
JB Hunt Transport Services Inc.	3.300%	8/15/22	2,400	2,429
JB Hunt Transport Services Inc.	3.850%	3/15/24	2,325	2,391

62

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kansas City Southern	3.000%	5/15/23	6,975	6,784
Kansas City Southern	3.125%	6/1/26	4,145	3,906
Norfolk Southern Corp.	3.000%	4/1/22	8,867	9,003
Norfolk Southern Corp.	2.903%	2/15/23	5,986	5,959
Norfolk Southern Corp.	3.850%	1/15/24	2,635	2,761
Norfolk Southern Corp.	5.590%	5/17/25	3,270	3,748
Ryder System Inc.	2.800%	3/1/22	2,400	2,403
Southwest Airlines Co.	3.000%	11/15/26	3,300	3,136
1 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,162	1,270
Trinity Industries Inc.	4.550%	10/1/24	2,490	2,504
Union Pacific Corp.	4.163%	7/15/22	6,699	7,215
Union Pacific Corp.	2.950%	1/15/23	3,425	3,467
Union Pacific Corp.	2.750%	4/15/23	1,550	1,548
Union Pacific Corp.	3.646%	2/15/24	3,550	3,708
Union Pacific Corp.	3.750%	3/15/24	5,095	5,365
Union Pacific Corp.	3.250%	1/15/25	3,757	3,827
Union Pacific Corp.	3.250%	8/15/25	5,729	5,843
Union Pacific Corp.	2.750%	3/1/26	8,425	8,240
1 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	3,684	3,873
1 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,707	3,818
1 United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	5,621	5,698
United Parcel Service Inc.	2.450%	10/1/22	9,097	9,109
United Parcel Service Inc.	2.400%	11/15/26	5,100	4,860
1 US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	909	1,008
1 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,937	3,018
1 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	1,816	1,920
				8,318,186
Utilities (5.4%)
Electric (5.0%)
2 AEP Transmission Co. LLC	3.100%	12/1/26	5,340	5,277
Alabama Power Co.	2.450%	3/30/22	4,000	3,986
Alabama Power Co.	3.550%	12/1/23	6,900	7,244
Alabama Power Co.	2.800%	4/1/25	5,150	5,040
Ameren Corp.	3.650%	2/15/26	1,060	1,074
Ameren Illinois Co.	2.700%	9/1/22	2,670	2,682
Ameren Illinois Co.	3.250%	3/1/25	5,475	5,563
American Electric Power Co. Inc.	2.950%	12/15/22	2,629	2,645
Appalachian Power Co.	3.400%	6/1/25	1,275	1,295
Arizona Public Service Co.	3.350%	6/15/24	900	919
Arizona Public Service Co.	3.150%	5/15/25	2,215	2,231
Arizona Public Service Co.	2.550%	9/15/26	3,305	3,122
Avista Corp.	5.125%	4/1/22	200	220
Baltimore Gas & Electric Co.	2.800%	8/15/22	380	381
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,156
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,775	3,539
Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,635	6,974
Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,525	4,619
Black Hills Corp.	4.250%	11/30/23	1,000	1,055
Black Hills Corp.	3.950%	1/15/26	3,720	3,820
Black Hills Corp.	3.150%	1/15/27	1,900	1,825
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,537	2,499
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,840	1,737
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	1,200	1,192
2 Cleco Corporate Holdings LLC	3.743%	5/1/26	10,300	10,222
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,300	2,638
CMS Energy Corp.	5.050%	3/15/22	2,775	3,052
CMS Energy Corp.	3.875%	3/1/24	1,835	1,907
CMS Energy Corp.	3.600%	11/15/25	1,810	1,823
CMS Energy Corp.	3.000%	5/15/26	2,545	2,445
CMS Energy Corp.	2.950%	2/15/27	1,950	1,860
Commonwealth Edison Co.	3.100%	11/1/24	2,455	2,476
Commonwealth Edison Co.	2.550%	6/15/26	5,600	5,357
Connecticut Light & Power Co.	2.500%	1/15/23	3,975	3,914

63

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	1,325	1,352
Consolidated Edison Co. of New York Inc.	2.900%	12/1/26	2,475	2,415
Consumers Energy Co.	2.850%	5/15/22	2,834	2,873
Consumers Energy Co.	3.375%	8/15/23	3,060	3,168
Consumers Energy Co.	3.125%	8/31/24	1,600	1,617
Delmarva Power & Light Co.	3.500%	11/15/23	4,249	4,371
Dominion Resources Inc.	2.750%	9/15/22	1,500	1,481
Dominion Resources Inc.	3.625%	12/1/24	2,950	2,988
Dominion Resources Inc.	3.900%	10/1/25	6,600	6,769
Dominion Resources Inc.	2.850%	8/15/26	5,650	5,343
1 Dominion Resources Inc.	5.750%	10/1/54	4,975	5,214
DTE Electric Co.	2.650%	6/15/22	3,982	3,987
DTE Electric Co.	3.650%	3/15/24	4,175	4,422
DTE Electric Co.	3.375%	3/1/25	1,700	1,744
DTE Energy Co.	3.300%	6/15/22	4,025	4,101
DTE Energy Co.	3.850%	12/1/23	700	724
DTE Energy Co.	3.500%	6/1/24	3,100	3,131
DTE Energy Co.	2.850%	10/1/26	6,750	6,337
Duke Energy Carolinas LLC	2.950%	12/1/26	5,225	5,146
Duke Energy Corp.	3.050%	8/15/22	6,323	6,378
Duke Energy Corp.	3.950%	10/15/23	3,700	3,881
Duke Energy Corp.	3.750%	4/15/24	9,925	10,262
Duke Energy Corp.	2.650%	9/1/26	7,000	6,565
Duke Energy Florida LLC	3.200%	1/15/27	7,000	7,052
Duke Energy Ohio Inc.	3.800%	9/1/23	5,886	6,210
Duke Energy Progress LLC	2.800%	5/15/22	7,542	7,668
Duke Energy Progress LLC	3.250%	8/15/25	6,500	6,610
Edison International	2.950%	3/15/23	2,200	2,205
Emera US Finance LP	3.550%	6/15/26	7,170	7,080
Enel Americas SA	4.000%	10/25/26	2,100	2,090
Enel Generacion Chile SA	4.250%	4/15/24	2,200	2,250
Entergy Arkansas Inc.	3.050%	6/1/23	550	553
Entergy Arkansas Inc.	3.700%	6/1/24	1,100	1,153
Entergy Arkansas Inc.	3.500%	4/1/26	3,020	3,098
Entergy Corp.	4.000%	7/15/22	2,874	3,020
Entergy Corp.	2.950%	9/1/26	6,900	6,579
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,785	3,240
Entergy Louisiana LLC	4.050%	9/1/23	5,150	5,465
Entergy Louisiana LLC	5.400%	11/1/24	3,515	4,072
Entergy Louisiana LLC	4.440%	1/15/26	210	229
Entergy Louisiana LLC	2.400%	10/1/26	11,450	10,798
Entergy Mississippi Inc.	3.100%	7/1/23	2,225	2,247
Eversource Energy	2.800%	5/1/23	2,985	2,949
Eversource Energy	3.150%	1/15/25	3,300	3,306
Eversource Energy	3.350%	3/15/26	3,375	3,349
Exelon Corp.	3.950%	6/15/25	13,674	14,091
Exelon Corp.	3.400%	4/15/26	4,104	4,062
Exelon Generation Co. LLC	4.250%	6/15/22	7,061	7,371
FirstEnergy Corp.	4.250%	3/15/23	10,800	11,264
Florida Power & Light Co.	2.750%	6/1/23	2,150	2,168
Florida Power & Light Co.	3.250%	6/1/24	4,425	4,572
Florida Power & Light Co.	3.125%	12/1/25	7,150	7,284
2 Fortis Inc.	3.055%	10/4/26	20,400	19,233
Georgia Power Co.	3.250%	4/1/26	1,800	1,821
Great Plains Energy Inc.	5.292%	6/15/22	2,000	2,174
Indiana Michigan Power Co.	3.200%	3/15/23	2,125	2,149
Interstate Power & Light Co.	3.250%	12/1/24	3,175	3,177
Interstate Power & Light Co.	3.400%	8/15/25	1,885	1,901
ITC Holdings Corp.	4.050%	7/1/23	1,925	2,000
ITC Holdings Corp.	3.650%	6/15/24	3,545	3,592
ITC Holdings Corp.	3.250%	6/30/26	3,470	3,401
Kansas City Power & Light Co.	3.150%	3/15/23	5,525	5,539
Kansas City Power & Light Co.	3.650%	8/15/25	400	405
Kentucky Utilities Co.	3.300%	10/1/25	3,700	3,755

64

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Louisville Gas & Electric Co.	3.300%	10/1/25	1,600	1,620
MidAmerican Energy Co.	3.700%	9/15/23	250	262
MidAmerican Energy Co.	3.500%	10/15/24	4,573	4,740
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	5,995	5,975
National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	875	905
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	3,300	3,304
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,062	4,030
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	5,153	5,215
1 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	1,850	1,884
1 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,125	3,270
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	2,125	2,178
Northern States Power Co.	2.150%	8/15/22	1,575	1,541
Northern States Power Co.	2.600%	5/15/23	4,185	4,179
NSTAR Electric Co.	2.375%	10/15/22	1,800	1,770
NSTAR Electric Co.	3.250%	11/15/25	975	982
NSTAR Electric Co.	2.700%	6/1/26	1,987	1,906
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,078	3,290
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	6,106	7,430
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,350	2,328
Pacific Gas & Electric Co.	2.450%	8/15/22	4,935	4,874
Pacific Gas & Electric Co.	3.250%	6/15/23	2,725	2,783
Pacific Gas & Electric Co.	3.850%	11/15/23	2,113	2,227
Pacific Gas & Electric Co.	3.750%	2/15/24	3,006	3,154
Pacific Gas & Electric Co.	3.400%	8/15/24	3,715	3,808
Pacific Gas & Electric Co.	3.500%	6/15/25	4,146	4,254
Pacific Gas & Electric Co.	2.950%	3/1/26	9,355	9,194
PacifiCorp	2.950%	6/1/23	1,550	1,562
PacifiCorp	3.600%	4/1/24	2,650	2,762
PacifiCorp	3.350%	7/1/25	4,710	4,781
PECO Energy Co.	2.375%	9/15/22	4,204	4,170
PECO Energy Co.	3.150%	10/15/25	1,100	1,110
Potomac Electric Power Co.	3.600%	3/15/24	1,700	1,766
PPL Capital Funding Inc.	4.200%	6/15/22	7,505	7,925
PPL Capital Funding Inc.	3.500%	12/1/22	2,695	2,765
PPL Capital Funding Inc.	3.400%	6/1/23	3,319	3,365
PPL Capital Funding Inc.	3.950%	3/15/24	2,138	2,230
PPL Capital Funding Inc.	3.100%	5/15/26	9,888	9,532
PPL Electric Utilities Corp.	2.500%	9/1/22	260	256
Progress Energy Inc.	3.150%	4/1/22	1,473	1,491
PSEG Power LLC	4.300%	11/15/23	1,325	1,393
Public Service Co. of Colorado	2.250%	9/15/22	4,485	4,422
Public Service Co. of Colorado	2.500%	3/15/23	800	789
Public Service Co. of Colorado	2.900%	5/15/25	2,725	2,705
Public Service Co. of New Hampshire	3.500%	11/1/23	2,550	2,615
Public Service Co. of New Mexico	3.850%	8/1/25	1,475	1,499
Public Service Electric & Gas Co.	2.375%	5/15/23	3,677	3,616
Public Service Electric & Gas Co.	3.150%	8/15/24	2,250	2,281
Public Service Electric & Gas Co.	3.050%	11/15/24	4,825	4,834
Public Service Electric & Gas Co.	3.000%	5/15/25	3,456	3,466
Public Service Electric & Gas Co.	2.250%	9/15/26	5,475	5,106
Puget Energy Inc.	5.625%	7/15/22	3,950	4,401
Puget Energy Inc.	3.650%	5/15/25	2,920	2,901
San Diego Gas & Electric Co.	3.600%	9/1/23	2,550	2,681
San Diego Gas & Electric Co.	2.500%	5/15/26	4,475	4,289
San Diego Gas & Electric Co.	6.000%	6/1/26	870	1,064
Scottish Power Ltd.	5.810%	3/15/25	1,760	1,958
Sierra Pacific Power Co.	3.375%	8/15/23	750	768
Sierra Pacific Power Co.	2.600%	5/1/26	4,550	4,373
Southern California Edison Co.	3.500%	10/1/23	4,556	4,762
Southern Co.	2.950%	7/1/23	16,131	15,851
Southern Co.	3.250%	7/1/26	9,925	9,627
1 Southern Co.	5.500%	3/15/57	4,000	4,180
Southern Power Co.	4.150%	12/1/25	4,025	4,198
Southwestern Electric Power Co.	2.750%	10/1/26	2,550	2,435

65

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,888
System Energy Resources Inc.	4.100%	4/1/23	4,350	4,464
Tampa Electric Co.	2.600%	9/15/22	2,586	2,538
TransAlta Corp.	4.500%	11/15/22	3,669	3,684
Tri-State Generation & Transmission Assn. Inc.	3.700%	11/1/24	1,100	1,133
Tucson Electric Power Co.	3.050%	3/15/25	1,650	1,587
Union Electric Co.	3.500%	4/15/24	3,550	3,693
Virginia Electric & Power Co.	3.450%	9/1/22	1,965	2,037
Virginia Electric & Power Co.	2.750%	3/15/23	7,432	7,385
Virginia Electric & Power Co.	3.450%	2/15/24	1,815	1,868
Virginia Electric & Power Co.	3.150%	1/15/26	8,175	8,180
Virginia Electric & Power Co.	2.950%	11/15/26	5,730	5,606
WEC Energy Group Inc.	3.550%	6/15/25	3,526	3,602
Westar Energy Inc.	3.250%	12/1/25	2,440	2,442
Westar Energy Inc.	2.550%	7/1/26	3,225	3,059
Wisconsin Electric Power Co.	3.100%	6/1/25	1,700	1,697
Wisconsin Power & Light Co.	2.250%	11/15/22	875	859
Xcel Energy Inc.	2.600%	3/15/22	3,200	3,196
Xcel Energy Inc.	3.300%	6/1/25	4,775	4,812
Xcel Energy Inc.	3.350%	12/1/26	4,900	4,932
Natural Gas (0.3%)
NiSource Finance Corp.	6.125%	3/1/22	5,010	5,770
NiSource Finance Corp.	3.850%	2/15/23	1,000	1,032
ONE Gas Inc.	3.610%	2/1/24	1,500	1,544
Sempra Energy	2.875%	10/1/22	4,200	4,185
Sempra Energy	4.050%	12/1/23	5,400	5,671
Sempra Energy	3.550%	6/15/24	3,699	3,768
Sempra Energy	3.750%	11/15/25	2,775	2,839
Southern California Gas Co.	3.150%	9/15/24	2,025	2,068
Southern California Gas Co.	3.200%	6/15/25	1,300	1,326
Southern California Gas Co.	2.600%	6/15/26	8,620	8,341
Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,700	3,555
Southern Co. Gas Capital Corp.	3.875%	11/15/25	1,975	2,030
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,875	2,816
Southwest Gas Corp.	3.875%	4/1/22	500	514
Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	2,741	2,897
American Water Capital Corp.	3.400%	3/1/25	5,272	5,443
American Water Capital Corp.	3.000%	12/1/26	2,525	2,479

				743,212

Total Corporate Bonds (Cost $13,559,676)				13,618,244

Taxable Municipal Bonds (0.0%)
George Washington University District of Columbia GO
(Cost $1,485)	3.485%	9/15/22	1,450	1,507

			Shares

Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
3 Vanguard Market Liquidity Fund (Cost
$165,415)	0.864%		1,653,978	165,415

Total Investments (100.1%) (Cost $13,814,270)				13,872,846
Other Assets and Liabilities—Net (-0.1%)				(18,057)
Net Assets (100%)				13,854,789

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

66

Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $292,961,000, representing 2.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond. REIT—Real Estate Investment Trust.

67

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	2.250%	2/15/27	465	460
	United States Treasury Note/Bond	2.875%	11/15/46	10,055	9,865

Total U.S. Government and Agency Obligations (Cost $10,313)					10,325

Corporate Bonds (97.3%)
Finance (16.9%)
	Banking (9.3%)
	American Express Co.	4.050%	12/3/42	1,357	1,350
	Bank of America Corp.	3.248%	10/21/27	4,293	4,116
	Bank of America Corp.	4.183%	11/25/27	1,150	1,155
	Bank of America Corp.	6.750%	6/1/28	575	686
	Bank of America Corp.	6.110%	1/29/37	3,450	4,119
	Bank of America Corp.	7.750%	5/14/38	2,903	4,053
	Bank of America Corp.	5.875%	2/7/42	1,500	1,846
	Bank of America Corp.	5.000%	1/21/44	4,080	4,511
	Bank of America Corp.	4.875%	4/1/44	1,237	1,358
	Bank of America Corp.	4.750%	4/21/45	675	683
1	Bank of America Corp.	4.443%	1/20/48	1,500	1,518
	Bank of America NA	6.000%	10/15/36	1,595	1,959
	Bank of New York Mellon Corp.	3.000%	10/30/28	400	384
	Bank One Capital III	8.750%	9/1/30	845	1,193
	Bank One Corp.	8.000%	4/29/27	500	653
	Barclays plc	4.337%	1/10/28	3,000	3,032
	Barclays plc	5.250%	8/17/45	690	736
	Barclays plc	4.950%	1/10/47	2,000	2,036
	Citigroup Inc.	4.400%	6/10/25	750	769
	Citigroup Inc.	4.450%	9/29/27	4,755	4,867
	Citigroup Inc.	6.625%	1/15/28	200	241
	Citigroup Inc.	4.125%	7/25/28	1,381	1,369
	Citigroup Inc.	6.625%	6/15/32	1,420	1,733
	Citigroup Inc.	6.000%	10/31/33	1,250	1,434
	Citigroup Inc.	6.125%	8/25/36	848	995
	Citigroup Inc.	8.125%	7/15/39	2,877	4,300
	Citigroup Inc.	5.875%	1/30/42	1,631	1,978
	Citigroup Inc.	6.675%	9/13/43	1,390	1,791
	Citigroup Inc.	5.300%	5/6/44	1,175	1,282
	Citigroup Inc.	4.650%	7/30/45	1,600	1,675
	Citigroup Inc.	4.750%	5/18/46	2,105	2,118
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,340	1,569
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,425	2,804
	Cooperatieve Rabobank UA	5.250%	8/4/45	819	891
2	Credit Suisse Group AG	4.282%	1/9/28	1,200	1,200
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	1,825	1,856
	Credit Suisse USA Inc.	7.125%	7/15/32	740	1,013
	Fifth Third Bancorp	8.250%	3/1/38	1,337	1,893
	First Republic Bank	4.375%	8/1/46	200	192
	First Republic Bank	4.625%	2/13/47	750	759
	Goldman Sachs Capital I	6.345%	2/15/34	1,280	1,542
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,838	3,453
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,664	2,019
	Goldman Sachs Group Inc.	6.750%	10/1/37	7,410	9,284
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,658	4,583
	Goldman Sachs Group Inc.	4.800%	7/8/44	2,242	2,409
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,240	3,455
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,523	2,670
	HSBC Bank USA NA	5.875%	11/1/34	910	1,073
	HSBC Bank USA NA	5.625%	8/15/35	960	1,111
	HSBC Bank USA NA	7.000%	1/15/39	1,175	1,573
	HSBC Holdings plc	7.625%	5/17/32	945	1,239
	HSBC Holdings plc	6.500%	5/2/36	2,575	3,165
	HSBC Holdings plc	6.500%	9/15/37	3,780	4,678

68

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	6.800%	6/1/38	1,680	2,152
HSBC Holdings plc	6.100%	1/14/42	990	1,238
HSBC Holdings plc	5.250%	3/14/44	2,447	2,654
JPMorgan Chase & Co.	4.250%	10/1/27	1,973	2,030
JPMorgan Chase & Co.	3.625%	12/1/27	1,025	999
1 JPMorgan Chase & Co.	3.782%	2/1/28	57	58
JPMorgan Chase & Co.	6.400%	5/15/38	3,072	3,993
JPMorgan Chase & Co.	5.500%	10/15/40	1,890	2,252
JPMorgan Chase & Co.	5.600%	7/15/41	2,365	2,842
JPMorgan Chase & Co.	5.400%	1/6/42	2,405	2,847
JPMorgan Chase & Co.	5.625%	8/16/43	1,650	1,938
JPMorgan Chase & Co.	4.850%	2/1/44	1,665	1,847
JPMorgan Chase & Co.	4.950%	6/1/45	1,601	1,713
1 JPMorgan Chase & Co.	4.260%	2/22/48	1,500	1,511
KeyBank NA	6.950%	2/1/28	361	452
Lloyds Banking Group plc	5.300%	12/1/45	790	843
Morgan Stanley	3.950%	4/23/27	3,205	3,197
Morgan Stanley	7.250%	4/1/32	905	1,234
Morgan Stanley	6.375%	7/24/42	3,261	4,168
Morgan Stanley	4.300%	1/27/45	4,846	4,892
Morgan Stanley	4.375%	1/22/47	1,500	1,526
Regions Bank	6.450%	6/26/37	697	792
Regions Financial Corp.	7.375%	12/10/37	350	437
Santander UK plc	7.950%	10/26/29	320	396
Wachovia Bank NA	5.850%	2/1/37	1,145	1,377
Wachovia Corp.	7.500%	4/15/35	445	583
Wachovia Corp.	5.500%	8/1/35	609	685
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	4.300%	7/22/27	3,840	3,983
Wells Fargo & Co.	5.375%	2/7/35	1,110	1,291
Wells Fargo & Co.	5.375%	11/2/43	2,849	3,228
Wells Fargo & Co.	5.606%	1/15/44	4,042	4,727
Wells Fargo & Co.	4.650%	11/4/44	2,476	2,522
Wells Fargo & Co.	3.900%	5/1/45	2,295	2,207
Wells Fargo & Co.	4.900%	11/17/45	2,687	2,845
Wells Fargo & Co.	4.400%	6/14/46	1,931	1,902
Wells Fargo & Co.	4.750%	12/7/46	3,150	3,262
Wells Fargo Bank NA	5.950%	8/26/36	995	1,207
Wells Fargo Bank NA	6.600%	1/15/38	1,525	1,995
1 Wells Fargo Capital X	5.950%	12/1/86	1,150	1,228
Westpac Banking Corp.	3.350%	3/8/27	1,500	1,499
Brokerage (0.3%)
Brookfield Asset Management Inc.	7.375%	3/1/33	235	281
Charles Schwab Corp.	3.200%	3/2/27	750	751
CME Group Inc.	5.300%	9/15/43	1,045	1,252
Invesco Finance plc	5.375%	11/30/43	820	923
Jefferies Group LLC	6.450%	6/8/27	374	420
Jefferies Group LLC	6.250%	1/15/36	935	970
Jefferies Group LLC	6.500%	1/20/43	475	498
Lazard Group LLC	3.625%	3/1/27	25	24
Legg Mason Inc.	5.625%	1/15/44	695	715
Leucadia National Corp.	6.625%	10/23/43	285	283
Raymond James Financial Inc.	4.950%	7/15/46	400	399
Finance Companies (0.8%)
GATX Corp.	3.850%	3/30/27	350	350
GATX Corp.	5.200%	3/15/44	365	374
GATX Corp.	4.500%	3/30/45	355	331
GE Capital International Funding Co.	4.418%	11/15/35	15,367	16,456
Insurance (5.8%)
ACE Capital Trust II	9.700%	4/1/30	397	590
Aetna Inc.	4.250%	6/15/36	2,160	2,184
Aetna Inc.	6.625%	6/15/36	1,030	1,335
Aetna Inc.	6.750%	12/15/37	815	1,086

69

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aetna Inc.	4.500%	5/15/42	689	712
Aetna Inc.	4.125%	11/15/42	550	538
Aetna Inc.	4.750%	3/15/44	425	459
Aetna Inc.	4.375%	6/15/46	3,120	3,152
Aflac Inc.	6.450%	8/15/40	331	438
Aflac Inc.	4.000%	10/15/46	525	503
Alleghany Corp.	4.900%	9/15/44	304	312
Allstate Corp.	5.350%	6/1/33	315	365
Allstate Corp.	5.550%	5/9/35	590	712
Allstate Corp.	5.950%	4/1/36	560	704
Allstate Corp.	4.500%	6/15/43	655	703
Allstate Corp.	4.200%	12/15/46	1,115	1,142
1 Allstate Corp.	6.500%	5/15/67	650	744
American International Group Inc.	3.875%	1/15/35	1,875	1,749
American International Group Inc.	4.700%	7/10/35	673	689
American International Group Inc.	6.250%	5/1/36	1,065	1,285
American International Group Inc.	4.500%	7/16/44	3,029	2,968
American International Group Inc.	4.800%	7/10/45	1,025	1,051
American International Group Inc.	4.375%	1/15/55	865	795
1 American International Group Inc.	8.175%	5/15/68	625	807
Anthem Inc.	5.950%	12/15/34	591	686
Anthem Inc.	5.850%	1/15/36	1,020	1,191
Anthem Inc.	6.375%	6/15/37	870	1,060
Anthem Inc.	4.625%	5/15/42	1,146	1,179
Anthem Inc.	4.650%	1/15/43	1,290	1,333
Anthem Inc.	5.100%	1/15/44	825	900
Anthem Inc.	4.650%	8/15/44	1,050	1,093
Anthem Inc.	4.850%	8/15/54	375	391
Aon Corp.	6.250%	9/30/40	385	471
Aon plc	4.450%	5/24/43	350	336
Aon plc	4.600%	6/14/44	725	717
Aon plc	4.750%	5/15/45	1,100	1,115
Arch Capital Finance LLC	5.031%	12/15/46	975	1,043
Arch Capital Group Ltd.	7.350%	5/1/34	375	491
Arch Capital Group US Inc.	5.144%	11/1/43	320	343
Assurant Inc.	6.750%	2/15/34	500	606
AXA SA	8.600%	12/15/30	2,103	2,912
AXIS Specialty Finance plc	5.150%	4/1/45	325	329
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	994	1,251
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	940	996
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	770	807
Berkshire Hathaway Inc.	4.500%	2/11/43	1,490	1,617
Chubb Corp.	6.000%	5/11/37	805	1,034
Chubb Corp.	6.500%	5/15/38	1,005	1,360
Chubb INA Holdings Inc.	6.700%	5/15/36	540	733
Chubb INA Holdings Inc.	4.150%	3/13/43	593	610
Chubb INA Holdings Inc.	4.350%	11/3/45	2,115	2,263
Cigna Corp.	7.875%	5/15/27	390	523
Cigna Corp.	6.150%	11/15/36	605	724
Cigna Corp.	5.875%	3/15/41	475	567
Cigna Corp.	5.375%	2/15/42	950	1,094
Cincinnati Financial Corp.	6.920%	5/15/28	425	533
Cincinnati Financial Corp.	6.125%	11/1/34	394	468
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	445	545
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	415	422
Hartford Financial Services Group Inc.	5.950%	10/15/36	366	419
Hartford Financial Services Group Inc.	6.625%	3/30/40	450	565
Hartford Financial Services Group Inc.	6.100%	10/1/41	665	782
Hartford Financial Services Group Inc.	4.300%	4/15/43	250	238
Humana Inc.	8.150%	6/15/38	330	462
Humana Inc.	4.625%	12/1/42	511	521
Humana Inc.	4.950%	10/1/44	960	1,025
Lincoln National Corp.	6.150%	4/7/36	389	460
Lincoln National Corp.	6.300%	10/9/37	575	691

70

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lincoln National Corp.	7.000%	6/15/40	635	820
Loews Corp.	6.000%	2/1/35	552	668
Loews Corp.	4.125%	5/15/43	485	472
Manulife Financial Corp.	5.375%	3/4/46	975	1,151
Markel Corp.	5.000%	3/30/43	325	331
Markel Corp.	5.000%	4/5/46	750	777
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	640	769
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	650	664
MetLife Inc.	6.500%	12/15/32	800	1,022
MetLife Inc.	6.375%	6/15/34	1,140	1,460
MetLife Inc.	5.700%	6/15/35	1,415	1,714
MetLife Inc.	5.875%	2/6/41	991	1,218
MetLife Inc.	4.125%	8/13/42	860	851
MetLife Inc.	4.875%	11/13/43	1,140	1,243
MetLife Inc.	4.721%	12/15/44	599	644
MetLife Inc.	4.050%	3/1/45	1,295	1,263
MetLife Inc.	4.600%	5/13/46	940	998
1 MetLife Inc.	6.400%	12/15/66	2,315	2,552
1 MetLife Inc.	10.750%	8/1/69	510	792
1 Nationwide Financial Services Inc.	6.750%	5/15/87	540	563
Principal Financial Group Inc.	4.625%	9/15/42	600	634
Principal Financial Group Inc.	4.350%	5/15/43	561	568
Principal Financial Group Inc.	4.300%	11/15/46	800	809
Progressive Corp.	6.625%	3/1/29	338	432
Progressive Corp.	6.250%	12/1/32	130	165
Progressive Corp.	4.350%	4/25/44	1,000	1,054
Progressive Corp.	3.700%	1/26/45	150	142
Protective Life Corp.	8.450%	10/15/39	410	571
Prudential Financial Inc.	5.750%	7/15/33	315	372
Prudential Financial Inc.	5.400%	6/13/35	320	366
Prudential Financial Inc.	5.900%	3/17/36	320	383
Prudential Financial Inc.	5.700%	12/14/36	1,185	1,396
Prudential Financial Inc.	6.625%	12/1/37	1,263	1,644
Prudential Financial Inc.	6.625%	6/21/40	545	714
Prudential Financial Inc.	6.200%	11/15/40	420	527
Prudential Financial Inc.	5.625%	5/12/41	768	915
Prudential Financial Inc.	5.800%	11/16/41	300	364
Prudential Financial Inc.	5.100%	8/15/43	480	539
Prudential Financial Inc.	4.600%	5/15/44	1,071	1,136
Transatlantic Holdings Inc.	8.000%	11/30/39	596	779
Travelers Cos. Inc.	6.750%	6/20/36	555	754
Travelers Cos. Inc.	6.250%	6/15/37	860	1,128
Travelers Cos. Inc.	5.350%	11/1/40	1,013	1,214
Travelers Cos. Inc.	4.600%	8/1/43	1,028	1,131
Travelers Cos. Inc.	4.300%	8/25/45	475	503
Travelers Cos. Inc.	3.750%	5/15/46	700	671
Travelers Property Casualty Corp.	6.375%	3/15/33	500	646
Trinity Acquisition plc	6.125%	8/15/43	360	388
UnitedHealth Group Inc.	4.625%	7/15/35	730	804
UnitedHealth Group Inc.	5.800%	3/15/36	1,035	1,283
UnitedHealth Group Inc.	6.500%	6/15/37	690	920
UnitedHealth Group Inc.	6.625%	11/15/37	1,125	1,507
UnitedHealth Group Inc.	6.875%	2/15/38	1,510	2,092
UnitedHealth Group Inc.	5.700%	10/15/40	160	199
UnitedHealth Group Inc.	5.950%	2/15/41	835	1,068
UnitedHealth Group Inc.	4.625%	11/15/41	688	741
UnitedHealth Group Inc.	4.375%	3/15/42	648	675
UnitedHealth Group Inc.	3.950%	10/15/42	825	816
UnitedHealth Group Inc.	4.250%	3/15/43	950	979
UnitedHealth Group Inc.	4.750%	7/15/45	3,001	3,364
UnitedHealth Group Inc.	4.200%	1/15/47	1,325	1,368
Unum Group	5.750%	8/15/42	580	654
Validus Holdings Ltd.	8.875%	1/26/40	335	461
Voya Financial Inc.	5.700%	7/15/43	478	536

71

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Voya Financial Inc.	4.800%	6/15/46	425	423
WR Berkley Corp.	6.250%	2/15/37	150	176
WR Berkley Corp.	4.750%	8/1/44	606	599
XLIT Ltd.	6.250%	5/15/27	410	477
XLIT Ltd.	5.250%	12/15/43	400	420
XLIT Ltd.	5.500%	3/31/45	1,040	1,024
Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	500	504
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	290	297
AvalonBay Communities Inc.	3.900%	10/15/46	350	335
Brandywine Operating Partnership LP	4.550%	10/1/29	597	599
ERP Operating LP	4.500%	7/1/44	1,025	1,074
ERP Operating LP	4.500%	6/1/45	385	403
Federal Realty Investment Trust	4.500%	12/1/44	1,015	1,053
Federal Realty Investment Trust	3.625%	8/1/46	250	221
HCP Inc.	6.750%	2/1/41	394	483
Highwoods Realty LP	3.875%	3/1/27	400	400
Hospitality Properties Trust	4.500%	6/15/23	200	206
Kilroy Realty LP	4.250%	8/15/29	550	557
Kimco Realty Corp.	4.250%	4/1/45	625	604
Omega Healthcare Investors Inc.	4.500%	4/1/27	905	899
Realty Income Corp.	5.875%	3/15/35	285	329
Regency Centers LP	4.400%	2/1/47	500	503
Simon Property Group LP	6.750%	2/1/40	420	562
Simon Property Group LP	4.750%	3/15/42	750	798
Simon Property Group LP	4.250%	10/1/44	650	648
Simon Property Group LP	4.250%	11/30/46	1,200	1,198
Ventas Realty LP	5.700%	9/30/43	382	439
Ventas Realty LP	4.375%	2/1/45	388	368
Welltower Inc.	6.500%	3/15/41	779	955
Welltower Inc.	5.125%	3/15/43	320	337
				355,185
Industrial (67.8%)
Basic Industry (4.4%)
Agrium Inc.	4.125%	3/15/35	500	479
Agrium Inc.	7.125%	5/23/36	380	488
Agrium Inc.	6.125%	1/15/41	733	867
Agrium Inc.	4.900%	6/1/43	915	970
Agrium Inc.	5.250%	1/15/45	700	765
Albemarle Corp.	5.450%	12/1/44	400	444
Barrick Gold Corp.	5.250%	4/1/42	935	1,031
Barrick North America Finance LLC	7.500%	9/15/38	567	729
Barrick North America Finance LLC	5.700%	5/30/41	1,650	1,904
Barrick North America Finance LLC	5.750%	5/1/43	800	941
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,321	1,517
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,330	1,349
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,205	3,700
Domtar Corp.	6.250%	9/1/42	425	429
Domtar Corp.	6.750%	2/15/44	275	294
Dow Chemical Co.	7.375%	11/1/29	1,635	2,206
Dow Chemical Co.	4.250%	10/1/34	771	776
Dow Chemical Co.	9.400%	5/15/39	1,340	2,158
Dow Chemical Co.	5.250%	11/15/41	840	949
Dow Chemical Co.	4.375%	11/15/42	1,900	1,945
Dow Chemical Co.	4.625%	10/1/44	875	919
Eastman Chemical Co.	4.800%	9/1/42	500	518
Eastman Chemical Co.	4.650%	10/15/44	1,340	1,373
Ecolab Inc.	5.500%	12/8/41	1,289	1,534
Ecolab Inc.	3.700%	11/1/46	200	185
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	558
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,335	1,460
EI du Pont de Nemours & Co.	4.150%	2/15/43	470	466
Georgia-Pacific LLC	7.250%	6/1/28	546	713

72

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia-Pacific LLC	7.750%	11/15/29	400	539
Georgia-Pacific LLC	8.875%	5/15/31	665	1,010
Glencore Canada Corp.	6.200%	6/15/35	300	324
Goldcorp Inc.	5.450%	6/9/44	770	827
International Paper Co.	3.000%	2/15/27	125	118
International Paper Co.	5.000%	9/15/35	1,288	1,378
International Paper Co.	8.700%	6/15/38	250	363
International Paper Co.	7.300%	11/15/39	1,218	1,587
International Paper Co.	6.000%	11/15/41	425	492
International Paper Co.	4.800%	6/15/44	1,310	1,336
International Paper Co.	5.150%	5/15/46	750	802
International Paper Co.	4.400%	8/15/47	1,125	1,090
Lubrizol Corp.	6.500%	10/1/34	315	409
LYB International Finance BV	5.250%	7/15/43	875	966
LYB International Finance BV	4.875%	3/15/44	1,660	1,754
LYB International Finance II BV	3.500%	3/2/27	400	398
LyondellBasell Industries NV	4.625%	2/26/55	1,367	1,306
Meadwestvaco Corp.	7.950%	2/15/31	350	466
Methanex Corp.	5.650%	12/1/44	350	343
Monsanto Co.	4.200%	7/15/34	680	682
Monsanto Co.	5.875%	4/15/38	555	636
Monsanto Co.	3.600%	7/15/42	665	579
Monsanto Co.	4.400%	7/15/44	1,180	1,174
Monsanto Co.	3.950%	4/15/45	775	719
Monsanto Co.	4.700%	7/15/64	1,120	1,081
Mosaic Co.	5.450%	11/15/33	775	807
Mosaic Co.	4.875%	11/15/41	105	99
Mosaic Co.	5.625%	11/15/43	975	1,020
Newmont Mining Corp.	5.875%	4/1/35	761	843
Newmont Mining Corp.	6.250%	10/1/39	853	1,013
Newmont Mining Corp.	4.875%	3/15/42	1,698	1,741
Nucor Corp.	6.400%	12/1/37	705	909
Nucor Corp.	5.200%	8/1/43	945	1,095
Placer Dome Inc.	6.450%	10/15/35	434	505
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	635	717
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	585	644
PPG Industries Inc.	5.500%	11/15/40	545	649
Praxair Inc.	3.550%	11/7/42	775	732
Reliance Steel & Aluminum Co.	6.850%	11/15/36	285	315
Rio Tinto Alcan Inc.	7.250%	3/15/31	855	1,042
Rio Tinto Alcan Inc.	6.125%	12/15/33	794	903
Rio Tinto Alcan Inc.	5.750%	6/1/35	685	753
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	875
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,220	1,419
Rio Tinto Finance USA plc	4.750%	3/22/42	1,340	1,477
Rio Tinto Finance USA plc	4.125%	8/21/42	420	427
Rohm & Haas Co.	7.850%	7/15/29	240	334
RPM International Inc.	3.750%	3/15/27	100	100
RPM International Inc.	5.250%	6/1/45	500	538
Sherwin-Williams Co.	4.000%	12/15/42	216	202
Sherwin-Williams Co.	4.550%	8/1/45	700	714
Southern Copper Corp.	7.500%	7/27/35	1,720	2,088
Southern Copper Corp.	6.750%	4/16/40	1,175	1,330
Southern Copper Corp.	5.250%	11/8/42	805	792
Southern Copper Corp.	5.875%	4/23/45	2,500	2,641
Syngenta Finance NV	4.375%	3/28/42	225	201
Vale Canada Ltd.	7.200%	9/15/32	560	595
Vale Overseas Ltd.	8.250%	1/17/34	395	472
Vale Overseas Ltd.	6.875%	11/21/36	4,220	4,610
Vale Overseas Ltd.	6.875%	11/10/39	2,180	2,371
Vale SA	5.625%	9/11/42	1,860	1,800
2 Westlake Chemical Corp.	5.000%	8/15/46	850	874
Westrock MWV LLC	8.200%	1/15/30	510	688
Weyerhaeuser Co.	6.950%	10/1/27	405	490

73

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weyerhaeuser Co.	7.375%	3/15/32	1,310	1,723
Weyerhaeuser Co.	6.875%	12/15/33	625	770
Capital Goods (5.3%)
3M Co.	6.375%	2/15/28	430	557
3M Co.	5.700%	3/15/37	996	1,250
3M Co.	3.875%	6/15/44	227	228
3M Co.	3.125%	9/19/46	900	807
ABB Finance USA Inc.	4.375%	5/8/42	950	1,012
Boeing Co.	2.800%	3/1/27	600	592
Boeing Co.	6.125%	2/15/33	875	1,135
Boeing Co.	3.300%	3/1/35	470	447
Boeing Co.	6.625%	2/15/38	300	414
Boeing Co.	6.875%	3/15/39	395	564
Boeing Co.	5.875%	2/15/40	679	882
Boeing Co.	3.500%	3/1/45	100	93
Boeing Co.	3.375%	6/15/46	825	759
Boeing Co.	3.650%	3/1/47	300	289
Caterpillar Inc.	5.300%	9/15/35	425	493
Caterpillar Inc.	6.050%	8/15/36	565	714
Caterpillar Inc.	5.200%	5/27/41	955	1,122
Caterpillar Inc.	3.803%	8/15/42	2,850	2,774
Caterpillar Inc.	4.300%	5/15/44	542	571
Caterpillar Inc.	4.750%	5/15/64	550	601
Deere & Co.	5.375%	10/16/29	396	479
Deere & Co.	8.100%	5/15/30	704	1,022
Deere & Co.	7.125%	3/3/31	300	411
Deere & Co.	3.900%	6/9/42	1,673	1,719
Dover Corp.	6.600%	3/15/38	425	570
Dover Corp.	5.375%	3/1/41	641	761
Eaton Corp.	4.000%	11/2/32	1,125	1,141
Eaton Corp.	4.150%	11/2/42	1,050	1,048
Emerson Electric Co.	6.000%	8/15/32	160	197
Emerson Electric Co.	6.125%	4/15/39	420	531
Emerson Electric Co.	5.250%	11/15/39	345	404
2 Fortive Corp.	4.300%	6/15/46	825	823
General Dynamics Corp.	3.600%	11/15/42	532	510
General Electric Capital Corp.	6.750%	3/15/32	3,960	5,398
General Electric Capital Corp.	6.150%	8/7/37	1,238	1,623
General Electric Capital Corp.	5.875%	1/14/38	4,402	5,649
General Electric Capital Corp.	6.875%	1/10/39	2,720	3,897
General Electric Co.	4.125%	10/9/42	2,431	2,523
General Electric Co.	4.500%	3/11/44	2,955	3,213
Harris Corp.	4.854%	4/27/35	825	890
Harris Corp.	6.150%	12/15/40	325	395
Harris Corp.	5.054%	4/27/45	435	481
Honeywell International Inc.	5.700%	3/15/36	700	865
Honeywell International Inc.	5.700%	3/15/37	810	1,007
Honeywell International Inc.	5.375%	3/1/41	778	954
Illinois Tool Works Inc.	4.875%	9/15/41	754	851
Illinois Tool Works Inc.	3.900%	9/1/42	1,643	1,678
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	985	1,191
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	365	379
Johnson Controls International plc	6.000%	1/15/36	510	612
Johnson Controls International plc	5.700%	3/1/41	430	496
Johnson Controls International plc	4.625%	7/2/44	600	626
Johnson Controls International plc	5.125%	9/14/45	1,000	1,103
Johnson Controls International plc	4.500%	2/15/47	550	566
Johnson Controls International plc	4.950%	7/2/64	505	526
Lafarge SA	7.125%	7/15/36	850	1,049
Lockheed Martin Corp.	3.600%	3/1/35	500	483
Lockheed Martin Corp.	4.500%	5/15/36	1,235	1,329
Lockheed Martin Corp.	6.150%	9/1/36	565	722
Lockheed Martin Corp.	5.500%	11/15/39	275	323

74

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lockheed Martin Corp.	5.720%	6/1/40	579	710
Lockheed Martin Corp.	4.850%	9/15/41	1,330	1,472
Lockheed Martin Corp.	4.070%	12/15/42	1,565	1,557
Lockheed Martin Corp.	3.800%	3/1/45	1,433	1,357
Lockheed Martin Corp.	4.700%	5/15/46	2,305	2,530
Masco Corp.	7.750%	8/1/29	300	383
Masco Corp.	6.500%	8/15/32	400	470
Northrop Grumman Corp.	5.050%	11/15/40	590	659
Northrop Grumman Corp.	4.750%	6/1/43	1,130	1,243
Northrop Grumman Corp.	3.850%	4/15/45	650	622
Northrop Grumman Systems Corp.	7.750%	2/15/31	781	1,117
Owens Corning	7.000%	12/1/36	865	1,057
2 Parker-Hannifin Corp.	3.250%	3/1/27	750	756
Parker-Hannifin Corp.	4.200%	11/21/34	669	693
Parker-Hannifin Corp.	6.250%	5/15/38	490	633
Parker-Hannifin Corp.	4.450%	11/21/44	585	628
2 Parker-Hannifin Corp.	4.100%	3/1/47	600	610
Precision Castparts Corp.	4.200%	6/15/35	425	445
Precision Castparts Corp.	3.900%	1/15/43	725	724
Precision Castparts Corp.	4.375%	6/15/45	665	710
Raytheon Co.	7.200%	8/15/27	655	878
Raytheon Co.	4.875%	10/15/40	650	743
Raytheon Co.	4.700%	12/15/41	470	524
Raytheon Co.	4.200%	12/15/44	620	649
Republic Services Inc.	6.200%	3/1/40	500	634
Republic Services Inc.	5.700%	5/15/41	620	749
Rockwell Automation Inc.	6.700%	1/15/28	285	368
Rockwell Automation Inc.	6.250%	12/1/37	419	527
Rockwell Collins Inc.	4.800%	12/15/43	485	528
Snap-on Inc.	3.250%	3/1/27	350	354
Sonoco Products Co.	5.750%	11/1/40	795	906
Stanley Black & Decker Inc.	5.200%	9/1/40	490	552
Textron Inc.	3.650%	3/15/27	400	400
United Technologies Corp.	6.700%	8/1/28	400	523
United Technologies Corp.	7.500%	9/15/29	705	987
United Technologies Corp.	5.400%	5/1/35	1,103	1,309
United Technologies Corp.	6.050%	6/1/36	878	1,107
United Technologies Corp.	6.125%	7/15/38	1,265	1,633
United Technologies Corp.	5.700%	4/15/40	1,304	1,605
United Technologies Corp.	4.500%	6/1/42	4,880	5,232
United Technologies Corp.	4.150%	5/15/45	1,244	1,262
United Technologies Corp.	3.750%	11/1/46	1,300	1,241
Valmont Industries Inc.	5.000%	10/1/44	180	170
Valmont Industries Inc.	5.250%	10/1/54	365	327
Waste Management Inc.	7.000%	7/15/28	107	138
Waste Management Inc.	3.900%	3/1/35	705	712
Waste Management Inc.	6.125%	11/30/39	350	438
Waste Management Inc.	4.100%	3/1/45	1,320	1,346
WW Grainger Inc.	4.600%	6/15/45	1,215	1,324
WW Grainger Inc.	3.750%	5/15/46	625	598
Xylem Inc.	4.375%	11/1/46	550	552
Communication (13.3%)
21st Century Fox America Inc.	6.550%	3/15/33	501	613
21st Century Fox America Inc.	6.200%	12/15/34	1,450	1,747
21st Century Fox America Inc.	6.400%	12/15/35	1,440	1,761
21st Century Fox America Inc.	8.150%	10/17/36	428	601
21st Century Fox America Inc.	6.150%	3/1/37	550	656
21st Century Fox America Inc.	6.650%	11/15/37	1,019	1,277
21st Century Fox America Inc.	7.850%	3/1/39	325	447
21st Century Fox America Inc.	6.900%	8/15/39	1,035	1,331
21st Century Fox America Inc.	6.150%	2/15/41	2,113	2,543
21st Century Fox America Inc.	5.400%	10/1/43	1,220	1,343
21st Century Fox America Inc.	4.750%	9/15/44	725	736

75

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
21st Century Fox America Inc.	4.950%	10/15/45	600	628
21st Century Fox America Inc.	7.750%	12/1/45	805	1,129
2 21st Century Fox America Inc.	4.750%	11/15/46	1,100	1,119
America Movil SAB de CV	6.375%	3/1/35	1,430	1,698
America Movil SAB de CV	6.125%	11/15/37	525	608
America Movil SAB de CV	6.125%	3/30/40	2,906	3,428
America Movil SAB de CV	4.375%	7/16/42	1,150	1,096
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	434
AT&T Corp.	8.250%	11/15/31	822	1,124
AT&T Inc.	4.250%	3/1/27	3,000	3,051
AT&T Inc.	4.500%	5/15/35	3,430	3,253
AT&T Inc.	5.250%	3/1/37	4,000	4,120
AT&T Inc.	6.500%	9/1/37	310	361
AT&T Inc.	6.300%	1/15/38	2,260	2,571
AT&T Inc.	6.550%	2/15/39	1,650	1,932
AT&T Inc.	6.350%	3/15/40	1,100	1,252
AT&T Inc.	6.000%	8/15/40	843	925
AT&T Inc.	5.350%	9/1/40	3,179	3,243
AT&T Inc.	6.375%	3/1/41	1,975	2,255
AT&T Inc.	5.550%	8/15/41	2,139	2,217
AT&T Inc.	5.150%	3/15/42	2,584	2,573
AT&T Inc.	4.300%	12/15/42	2,663	2,383
AT&T Inc.	4.800%	6/15/44	2,364	2,230
AT&T Inc.	4.350%	6/15/45	4,849	4,280
AT&T Inc.	4.750%	5/15/46	4,798	4,488
AT&T Inc.	5.450%	3/1/47	3,250	3,352
AT&T Inc.	4.500%	3/9/48	5,575	5,032
AT&T Inc.	4.550%	3/9/49	2,866	2,581
AT&T Inc.	5.700%	3/1/57	1,000	1,035
AT&T Mobility LLC	7.125%	12/15/31	772	972
Bellsouth Capital Funding Corp.	7.875%	2/15/30	498	616
BellSouth LLC	6.875%	10/15/31	198	234
BellSouth LLC	6.550%	6/15/34	445	499
BellSouth LLC	6.000%	11/15/34	450	485
BellSouth Telecommunications LLC	6.375%	6/1/28	422	478
British Telecommunications plc	9.125%	12/15/30	3,082	4,631
CBS Corp.	7.875%	7/30/30	906	1,232
CBS Corp.	5.500%	5/15/33	865	925
CBS Corp.	5.900%	10/15/40	425	486
CBS Corp.	4.850%	7/1/42	695	706
CBS Corp.	4.900%	8/15/44	1,075	1,103
CBS Corp.	4.600%	1/15/45	30	30
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.384%	10/23/35	2,875	3,281
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.484%	10/23/45	4,547	5,275
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.834%	10/23/55	500	588
Comcast Corp.	4.250%	1/15/33	2,434	2,513
Comcast Corp.	7.050%	3/15/33	1,295	1,737
Comcast Corp.	4.200%	8/15/34	2,330	2,391
Comcast Corp.	5.650%	6/15/35	335	397
Comcast Corp.	4.400%	8/15/35	1,003	1,047
Comcast Corp.	6.500%	11/15/35	1,129	1,452
Comcast Corp.	3.200%	7/15/36	1,671	1,494
Comcast Corp.	6.450%	3/15/37	2,685	3,438
Comcast Corp.	6.950%	8/15/37	1,908	2,578
Comcast Corp.	6.400%	5/15/38	1,355	1,735
Comcast Corp.	6.550%	7/1/39	250	327
Comcast Corp.	6.400%	3/1/40	1,868	2,411
Comcast Corp.	4.650%	7/15/42	2,405	2,518
Comcast Corp.	4.500%	1/15/43	160	164
Comcast Corp.	4.750%	3/1/44	1,490	1,584
Comcast Corp.	4.600%	8/15/45	3,000	3,121

76

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	3.400%	7/15/46	2,195	1,896
Crown Castle International Corp.	4.000%	3/1/27	550	554
Deutsche Telekom International Finance BV	8.750%	6/15/30	4,564	6,706
Deutsche Telekom International Finance BV	9.250%	6/1/32	663	1,035
Discovery Communications LLC	6.350%	6/1/40	1,010	1,077
Discovery Communications LLC	4.950%	5/15/42	525	482
Discovery Communications LLC	4.875%	4/1/43	1,225	1,116
Grupo Televisa SAB	8.500%	3/11/32	390	494
Grupo Televisa SAB	6.625%	1/15/40	621	672
Grupo Televisa SAB	5.000%	5/13/45	1,450	1,319
Grupo Televisa SAB	6.125%	1/31/46	1,275	1,348
GTE Corp.	6.940%	4/15/28	732	924
Historic TW Inc.	6.625%	5/15/29	365	447
Koninklijke KPN NV	8.375%	10/1/30	1,201	1,626
Moody's Corp.	5.250%	7/15/44	950	1,074
NBCUniversal Media LLC	6.400%	4/30/40	1,500	1,935
NBCUniversal Media LLC	5.950%	4/1/41	1,770	2,162
NBCUniversal Media LLC	4.450%	1/15/43	550	558
New Cingular Wireless Services Inc.	8.750%	3/1/31	970	1,367
Orange SA	9.000%	3/1/31	3,395	5,087
Orange SA	5.375%	1/13/42	1,621	1,828
Orange SA	5.500%	2/6/44	499	577
Qwest Corp.	6.875%	9/15/33	1,510	1,502
Qwest Corp.	7.125%	11/15/43	390	387
Rogers Communications Inc.	7.500%	8/15/38	475	642
Rogers Communications Inc.	4.500%	3/15/43	400	400
Rogers Communications Inc.	5.450%	10/1/43	1,000	1,142
Rogers Communications Inc.	5.000%	3/15/44	1,076	1,171
S&P Global Inc.	6.550%	11/15/37	538	646
TCI Communications Inc.	7.125%	2/15/28	545	717
Telefonica Emisiones SAU	7.045%	6/20/36	2,613	3,119
Telefonica Europe BV	8.250%	9/15/30	1,632	2,196
Thomson Reuters Corp.	5.500%	8/15/35	800	863
Thomson Reuters Corp.	5.850%	4/15/40	621	702
Thomson Reuters Corp.	4.500%	5/23/43	350	338
Thomson Reuters Corp.	5.650%	11/23/43	379	420
Time Warner Cable LLC	6.550%	5/1/37	1,654	1,906
Time Warner Cable LLC	7.300%	7/1/38	2,034	2,531
Time Warner Cable LLC	6.750%	6/15/39	1,995	2,364
Time Warner Cable LLC	5.875%	11/15/40	1,858	2,011
Time Warner Cable LLC	5.500%	9/1/41	1,580	1,634
Time Warner Cable LLC	4.500%	9/15/42	1,620	1,473
Time Warner Cos. Inc.	6.950%	1/15/28	588	736
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,448	1,946
Time Warner Inc.	7.625%	4/15/31	1,448	1,948
Time Warner Inc.	7.700%	5/1/32	1,905	2,613
Time Warner Inc.	6.500%	11/15/36	100	120
Time Warner Inc.	6.200%	3/15/40	341	395
Time Warner Inc.	6.100%	7/15/40	1,635	1,871
Time Warner Inc.	6.250%	3/29/41	1,375	1,609
Time Warner Inc.	5.375%	10/15/41	220	234
Time Warner Inc.	4.900%	6/15/42	1,145	1,138
Time Warner Inc.	5.350%	12/15/43	1,050	1,100
Time Warner Inc.	4.650%	6/1/44	827	792
Time Warner Inc.	4.850%	7/15/45	1,005	996
Verizon Communications Inc.	7.750%	12/1/30	725	993
Verizon Communications Inc.	6.400%	9/15/33	1,567	1,875
Verizon Communications Inc.	5.050%	3/15/34	2,437	2,510
Verizon Communications Inc.	4.400%	11/1/34	4,344	4,188
Verizon Communications Inc.	5.850%	9/15/35	2,185	2,499
Verizon Communications Inc.	4.272%	1/15/36	4,629	4,393
Verizon Communications Inc.	6.250%	4/1/37	670	787
Verizon Communications Inc.	6.400%	2/15/38	690	824
2 Verizon Communications Inc.	4.812%	3/15/39	225	223

77

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	6.000%	4/1/41	764	869
Verizon Communications Inc.	4.750%	11/1/41	1,895	1,828
Verizon Communications Inc.	3.850%	11/1/42	2,561	2,160
Verizon Communications Inc.	6.550%	9/15/43	4,795	5,871
Verizon Communications Inc.	4.125%	8/15/46	775	683
Verizon Communications Inc.	4.862%	8/21/46	6,260	6,136
Verizon Communications Inc.	4.522%	9/15/48	5,770	5,342
2 Verizon Communications Inc.	5.012%	4/15/49	3,704	3,640
Verizon Communications Inc.	5.012%	8/21/54	7,024	6,806
Verizon Communications Inc.	4.672%	3/15/55	6,169	5,593
Viacom Inc.	4.850%	12/15/34	650	630
Viacom Inc.	6.875%	4/30/36	1,320	1,486
Viacom Inc.	4.500%	2/27/42	250	218
Viacom Inc.	4.375%	3/15/43	2,575	2,257
Viacom Inc.	4.875%	6/15/43	450	416
Viacom Inc.	5.850%	9/1/43	1,285	1,364
Viacom Inc.	5.250%	4/1/44	621	611
Vodafone Group plc	7.875%	2/15/30	1,075	1,437
Vodafone Group plc	6.250%	11/30/32	901	1,069
Vodafone Group plc	6.150%	2/27/37	1,410	1,615
Vodafone Group plc	4.375%	2/19/43	2,520	2,309
Walt Disney Co.	7.000%	3/1/32	645	885
Walt Disney Co.	4.375%	8/16/41	916	975
Walt Disney Co.	4.125%	12/1/41	925	946
Walt Disney Co.	3.700%	12/1/42	815	783
Walt Disney Co.	4.125%	6/1/44	919	949
Walt Disney Co.	3.000%	7/30/46	300	256
WPP Finance 2010	5.125%	9/7/42	375	383
WPP Finance 2010	5.625%	11/15/43	500	537
Consumer Cyclical (6.5%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	880	925
Amazon.com Inc.	4.800%	12/5/34	1,557	1,759
Amazon.com Inc.	4.950%	12/5/44	2,134	2,479
Bed Bath & Beyond Inc.	4.915%	8/1/34	570	540
Bed Bath & Beyond Inc.	5.165%	8/1/44	995	891
BorgWarner Inc.	4.375%	3/15/45	615	608
Cummins Inc.	7.125%	3/1/28	425	553
Cummins Inc.	4.875%	10/1/43	550	618
CVS Health Corp.	4.875%	7/20/35	800	871
CVS Health Corp.	5.300%	12/5/43	1,558	1,761
CVS Health Corp.	5.125%	7/20/45	5,225	5,825
Daimler Finance North America LLC	8.500%	1/18/31	1,962	2,976
Darden Restaurants Inc.	6.800%	10/15/37	500	596
Delphi Automotive plc	4.400%	10/1/46	405	387
eBay Inc.	4.000%	7/15/42	1,005	865
Ford Holdings LLC	9.300%	3/1/30	650	909
Ford Motor Co.	6.625%	10/1/28	1,125	1,338
Ford Motor Co.	6.375%	2/1/29	546	633
Ford Motor Co.	7.450%	7/16/31	1,707	2,156
Ford Motor Co.	4.750%	1/15/43	2,668	2,564
Ford Motor Co.	7.400%	11/1/46	435	568
Ford Motor Co.	5.291%	12/8/46	1,950	2,009
General Motors Co.	5.000%	4/1/35	1,017	1,024
General Motors Co.	6.600%	4/1/36	1,705	1,998
General Motors Co.	6.250%	10/2/43	2,028	2,291
General Motors Co.	5.200%	4/1/45	1,480	1,486
General Motors Co.	6.750%	4/1/46	1,245	1,507
Harley-Davidson Inc.	4.625%	7/28/45	335	342
Home Depot Inc.	5.875%	12/16/36	4,077	5,205
Home Depot Inc.	5.400%	9/15/40	655	790
Home Depot Inc.	5.950%	4/1/41	1,115	1,435
Home Depot Inc.	4.200%	4/1/43	1,400	1,456
Home Depot Inc.	4.875%	2/15/44	1,378	1,583

78

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	4.400%	3/15/45	1,930	2,073
Home Depot Inc.	4.250%	4/1/46	2,015	2,122
Home Depot Inc.	3.500%	9/15/56	1,200	1,070
Kohl's Corp.	5.550%	7/17/45	650	583
Lowe's Cos. Inc.	6.875%	2/15/28	710	932
Lowe's Cos. Inc.	6.500%	3/15/29	690	894
Lowe's Cos. Inc.	5.500%	10/15/35	420	498
Lowe's Cos. Inc.	5.800%	10/15/36	775	946
Lowe's Cos. Inc.	6.650%	9/15/37	330	441
Lowe's Cos. Inc.	5.800%	4/15/40	615	764
Lowe's Cos. Inc.	5.125%	11/15/41	898	1,031
Lowe's Cos. Inc.	4.650%	4/15/42	1,085	1,178
Lowe's Cos. Inc.	5.000%	9/15/43	774	879
Lowe's Cos. Inc.	4.250%	9/15/44	375	384
Lowe's Cos. Inc.	4.375%	9/15/45	1,075	1,135
Lowe's Cos. Inc.	3.700%	4/15/46	1,780	1,688
Macy's Retail Holdings Inc.	7.000%	2/15/28	450	478
Macy's Retail Holdings Inc.	6.900%	4/1/29	465	490
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	239
Macy's Retail Holdings Inc.	6.700%	7/15/34	190	192
Macy's Retail Holdings Inc.	4.500%	12/15/34	830	741
Macy's Retail Holdings Inc.	6.375%	3/15/37	660	662
Macy's Retail Holdings Inc.	5.125%	1/15/42	635	581
Macy's Retail Holdings Inc.	4.300%	2/15/43	525	440
Marriott International Inc.	4.500%	10/1/34	350	356
Mastercard Inc.	3.800%	11/21/46	810	804
McDonald's Corp.	4.700%	12/9/35	820	869
McDonald's Corp.	6.300%	10/15/37	1,325	1,668
McDonald's Corp.	6.300%	3/1/38	963	1,210
McDonald's Corp.	5.700%	2/1/39	455	535
McDonald's Corp.	3.700%	2/15/42	783	705
McDonald's Corp.	3.625%	5/1/43	850	755
McDonald's Corp.	4.600%	5/26/45	710	730
McDonald's Corp.	4.875%	12/9/45	2,753	2,955
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	300	282
NIKE Inc.	3.625%	5/1/43	825	781
NIKE Inc.	3.875%	11/1/45	1,345	1,327
NIKE Inc.	3.375%	11/1/46	500	451
Nordstrom Inc.	6.950%	3/15/28	555	676
Nordstrom Inc.	5.000%	1/15/44	749	725
QVC Inc.	5.450%	8/15/34	500	466
QVC Inc.	5.950%	3/15/43	405	376
Starbucks Corp.	4.300%	6/15/45	425	453
Target Corp.	6.350%	11/1/32	599	761
Target Corp.	6.500%	10/15/37	827	1,092
Target Corp.	7.000%	1/15/38	600	830
Target Corp.	4.000%	7/1/42	2,001	1,963
Target Corp.	3.625%	4/15/46	1,785	1,630
Tiffany & Co.	4.900%	10/1/44	400	380
VF Corp.	6.000%	10/15/33	100	120
VF Corp.	6.450%	11/1/37	720	934
Visa Inc.	4.150%	12/14/35	1,980	2,102
Visa Inc.	4.300%	12/14/45	4,667	5,012
Wal-Mart Stores Inc.	5.875%	4/5/27	1,205	1,496
Wal-Mart Stores Inc.	7.550%	2/15/30	605	875
Wal-Mart Stores Inc.	5.250%	9/1/35	4,037	4,791
Wal-Mart Stores Inc.	6.500%	8/15/37	3,875	5,232
Wal-Mart Stores Inc.	6.200%	4/15/38	2,465	3,237
Wal-Mart Stores Inc.	5.625%	4/1/40	1,647	2,053
Wal-Mart Stores Inc.	4.875%	7/8/40	1,225	1,390
Wal-Mart Stores Inc.	5.000%	10/25/40	1,730	1,993
Wal-Mart Stores Inc.	5.625%	4/15/41	2,795	3,493
Wal-Mart Stores Inc.	4.000%	4/11/43	1,461	1,470
Wal-Mart Stores Inc.	4.750%	10/2/43	1,000	1,129

79

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	4.300%	4/22/44	1,047	1,109
Walgreen Co.	4.400%	9/15/42	610	601
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,325	1,346
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,774	1,832
Walgreens Boots Alliance Inc.	4.650%	6/1/46	650	660
Western Union Co.	6.200%	11/17/36	610	633
Western Union Co.	6.200%	6/21/40	455	469
Consumer Noncyclical (16.7%)
Abbott Laboratories	4.750%	11/30/36	3,065	3,164
Abbott Laboratories	6.150%	11/30/37	1,000	1,201
Abbott Laboratories	6.000%	4/1/39	320	371
Abbott Laboratories	5.300%	5/27/40	950	1,014
Abbott Laboratories	4.900%	11/30/46	4,350	4,495
AbbVie Inc.	4.500%	5/14/35	3,307	3,302
AbbVie Inc.	4.300%	5/14/36	1,297	1,265
AbbVie Inc.	4.400%	11/6/42	2,915	2,797
AbbVie Inc.	4.700%	5/14/45	4,017	4,041
AbbVie Inc.	4.450%	5/14/46	2,976	2,872
Actavis Funding SCS	4.550%	3/15/35	4,002	4,033
Actavis Funding SCS	4.850%	6/15/44	1,796	1,830
Actavis Funding SCS	4.750%	3/15/45	3,550	3,586
Actavis Inc.	4.625%	10/1/42	1,126	1,115
Ahold Finance USA LLC	6.875%	5/1/29	680	856
1 Allina Health System	4.805%	11/15/45	225	243
Altria Group Inc.	4.250%	8/9/42	1,260	1,246
Altria Group Inc.	4.500%	5/2/43	930	959
Altria Group Inc.	5.375%	1/31/44	2,384	2,760
Altria Group Inc.	3.875%	9/16/46	1,950	1,840
AmerisourceBergen Corp.	4.250%	3/1/45	662	651
Amgen Inc.	6.400%	2/1/39	600	746
Amgen Inc.	4.950%	10/1/41	1,860	1,969
Amgen Inc.	5.150%	11/15/41	3,000	3,265
Amgen Inc.	4.400%	5/1/45	3,084	3,025
Amgen Inc.	4.563%	6/15/48	1,866	1,854
Amgen Inc.	4.663%	6/15/51	4,696	4,729
Anheuser-Busch Cos. LLC	6.800%	8/20/32	365	494
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	24
Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,428	1,716
Anheuser-Busch Cos. LLC	6.450%	9/1/37	830	1,083
Anheuser-Busch Cos. LLC	6.500%	5/1/42	275	359
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,183	9,876
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,340	1,285
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	750	797
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	13,802	15,162
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,110	1,690
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	715	1,071
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,240	1,586
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,210	2,442
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,544	2,358
Archer-Daniels-Midland Co.	5.935%	10/1/32	405	490
Archer-Daniels-Midland Co.	5.375%	9/15/35	810	941
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,333	1,430
Archer-Daniels-Midland Co.	4.016%	4/16/43	725	726
Ascension Health	3.945%	11/15/46	900	891
1 Ascension Health	4.847%	11/15/53	550	613
AstraZeneca plc	6.450%	9/15/37	2,937	3,857
AstraZeneca plc	4.000%	9/18/42	1,447	1,399
AstraZeneca plc	4.375%	11/16/45	1,744	1,793
Baptist Health South Florida Inc.	4.342%	11/15/41	250	252
Baxalta Inc.	5.250%	6/23/45	1,325	1,440
Baxter International Inc.	3.500%	8/15/46	650	563
Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	793	796
Becton Dickinson & Co.	6.000%	5/15/39	411	489

80

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Becton Dickinson & Co.	5.000%	11/12/40	717	780
Becton Dickinson & Co.	4.685%	12/15/44	1,556	1,657
Biogen Inc.	5.200%	9/15/45	2,695	2,941
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	300	308
Boston Scientific Corp.	7.000%	11/15/35	475	583
Boston Scientific Corp.	7.375%	1/15/40	390	498
Bristol-Myers Squibb Co.	5.875%	11/15/36	999	1,265
Bristol-Myers Squibb Co.	6.125%	5/1/38	920	1,180
Bristol-Myers Squibb Co.	3.250%	8/1/42	641	568
Bristol-Myers Squibb Co.	4.500%	3/1/44	137	147
Brown-Forman Corp.	3.750%	1/15/43	531	501
Brown-Forman Corp.	4.500%	7/15/45	525	560
Campbell Soup Co.	3.800%	8/2/42	525	487
Cardinal Health Inc.	4.600%	3/15/43	532	537
Cardinal Health Inc.	4.500%	11/15/44	469	467
Cardinal Health Inc.	4.900%	9/15/45	575	611
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	976	875
Celgene Corp.	5.700%	10/15/40	325	361
Celgene Corp.	5.250%	8/15/43	185	202
Celgene Corp.	4.625%	5/15/44	1,210	1,207
Celgene Corp.	5.000%	8/15/45	3,055	3,247
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	425	430
City of Hope	5.623%	11/15/43	475	569
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	525	518
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	850	931
Colgate-Palmolive Co.	4.000%	8/15/45	775	803
Conagra Brands Inc.	7.000%	10/1/28	475	587
Conagra Brands Inc.	8.250%	9/15/30	404	544
Danaher Corp.	4.375%	9/15/45	734	784
Delhaize America LLC	9.000%	4/15/31	320	465
Diageo Capital plc	5.875%	9/30/36	353	432
Diageo Capital plc	3.875%	4/29/43	620	596
Diageo Investment Corp.	7.450%	4/15/35	849	1,188
Diageo Investment Corp.	4.250%	5/11/42	779	788
Dignity Health California GO	4.500%	11/1/42	375	351
Dignity Health California GO	5.267%	11/1/64	400	400
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	1,025	1,024
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	415	584
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	500	512
Eli Lilly & Co.	5.500%	3/15/27	500	604
Eli Lilly & Co.	5.550%	3/15/37	920	1,104
Eli Lilly & Co.	3.700%	3/1/45	1,346	1,296
Estee Lauder Cos. Inc.	3.150%	3/15/27	550	548
Estee Lauder Cos. Inc.	6.000%	5/15/37	365	449
Estee Lauder Cos. Inc.	3.700%	8/15/42	550	510
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,108	1,149
Estee Lauder Cos. Inc.	4.150%	3/15/47	550	559
Express Scripts Holding Co.	3.400%	3/1/27	1,925	1,824
Express Scripts Holding Co.	6.125%	11/15/41	765	877
Express Scripts Holding Co.	4.800%	7/15/46	2,800	2,718
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	885	858
Genentech Inc.	5.250%	7/15/35	625	732
General Mills Inc.	5.400%	6/15/40	673	771
General Mills Inc.	4.150%	2/15/43	625	614
Gilead Sciences Inc.	2.950%	3/1/27	2,100	2,012
Gilead Sciences Inc.	4.600%	9/1/35	1,835	1,902
Gilead Sciences Inc.	4.000%	9/1/36	1,150	1,106
Gilead Sciences Inc.	5.650%	12/1/41	574	662
Gilead Sciences Inc.	4.800%	4/1/44	2,725	2,856
Gilead Sciences Inc.	4.500%	2/1/45	2,289	2,289
Gilead Sciences Inc.	4.750%	3/1/46	2,940	3,053
Gilead Sciences Inc.	4.150%	3/1/47	2,525	2,412
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	655	774
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,820	5,055

81

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hasbro Inc.	6.350%	3/15/40	435	513
Hasbro Inc.	5.100%	5/15/44	830	855
Hershey Co.	7.200%	8/15/27	42	54
Ingredion Inc.	6.625%	4/15/37	275	345
JM Smucker Co.	4.250%	3/15/35	1,076	1,103
JM Smucker Co.	4.375%	3/15/45	925	938
Johns Hopkins Health System Corp.	3.837%	5/15/46	550	534
Johnson & Johnson	6.950%	9/1/29	410	559
Johnson & Johnson	4.950%	5/15/33	900	1,058
Johnson & Johnson	4.375%	12/5/33	1,355	1,500
Johnson & Johnson	3.550%	3/1/36	1,095	1,098
Johnson & Johnson	3.625%	3/3/37	1,500	1,496
Johnson & Johnson	5.950%	8/15/37	1,265	1,666
Johnson & Johnson	5.850%	7/15/38	865	1,139
Johnson & Johnson	4.500%	9/1/40	734	819
Johnson & Johnson	4.850%	5/15/41	620	724
Johnson & Johnson	4.500%	12/5/43	707	793
Johnson & Johnson	3.700%	3/1/46	1,945	1,945
Johnson & Johnson	3.750%	3/3/47	1,150	1,147
Kaiser Foundation Hospitals	4.875%	4/1/42	791	890
Kellogg Co.	7.450%	4/1/31	450	589
Kellogg Co.	4.500%	4/1/46	1,300	1,300
Kimberly-Clark Corp.	6.625%	8/1/37	530	731
Kimberly-Clark Corp.	5.300%	3/1/41	435	532
Kimberly-Clark Corp.	3.700%	6/1/43	475	458
Kimberly-Clark Corp.	3.200%	7/30/46	1,650	1,457
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,014	1,152
Koninklijke Philips NV	6.875%	3/11/38	175	224
Koninklijke Philips NV	5.000%	3/15/42	1,440	1,522
Kraft Foods Group Inc.	6.875%	1/26/39	1,895	2,397
Kraft Foods Group Inc.	6.500%	2/9/40	735	900
Kraft Foods Group Inc.	5.000%	6/4/42	3,366	3,448
Kraft Heinz Foods Co.	5.000%	7/15/35	1,893	1,993
Kraft Heinz Foods Co.	5.200%	7/15/45	2,470	2,610
Kraft Heinz Foods Co.	4.375%	6/1/46	3,090	2,916
Kroger Co.	4.450%	2/1/47	1,300	1,291
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,376	1,344
Mattel Inc.	5.450%	11/1/41	450	462
1 Mayo Clinic	3.774%	11/15/43	450	432
1 Mayo Clinic	4.000%	11/15/47	385	380
1 Mayo Clinic	4.128%	11/15/52	400	406
McKesson Corp.	6.000%	3/1/41	355	418
McKesson Corp.	4.883%	3/15/44	1,623	1,683
Mead Johnson Nutrition Co.	5.900%	11/1/39	395	470
Mead Johnson Nutrition Co.	4.600%	6/1/44	664	691
Medtronic Inc.	4.375%	3/15/35	3,390	3,601
Medtronic Inc.	6.500%	3/15/39	155	204
Medtronic Inc.	5.550%	3/15/40	643	764
Medtronic Inc.	4.500%	3/15/42	1,887	1,998
Medtronic Inc.	4.625%	3/15/44	856	924
Medtronic Inc.	4.625%	3/15/45	5,393	5,823
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	535	618
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	825	815
Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	600	602
Merck & Co. Inc.	6.500%	12/1/33	2,604	3,411
Merck & Co. Inc.	6.550%	9/15/37	980	1,324
Merck & Co. Inc.	3.600%	9/15/42	590	557
Merck & Co. Inc.	4.150%	5/18/43	670	691
Merck & Co. Inc.	3.700%	2/10/45	2,730	2,642
Merck Sharp & Dohme Corp.	5.950%	12/1/28	355	435
Merck Sharp & Dohme Corp.	5.850%	6/30/39	150	189
Molson Coors Brewing Co.	5.000%	5/1/42	1,736	1,849
Molson Coors Brewing Co.	4.200%	7/15/46	2,475	2,354
Mondelez International Inc.	6.500%	2/9/40	909	1,134

82

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mylan Inc.	5.400%	11/29/43	632	642
Mylan NV	5.250%	6/15/46	1,500	1,505
New York & Presbyterian Hospital	3.563%	8/1/36	250	238
New York & Presbyterian Hospital	4.024%	8/1/45	1,000	994
New York & Presbyterian Hospital	4.063%	8/1/56	200	189
New York & Presbyterian Hospital	4.763%	8/1/16	640	609
Newell Brands Inc.	5.375%	4/1/36	975	1,110
Newell Brands Inc.	5.500%	4/1/46	2,524	2,953
Northwell Healthcare Inc.	3.979%	11/1/46	900	839
Novant Health Inc.	4.371%	11/1/43	300	304
Novartis Capital Corp.	3.100%	5/17/27	1,100	1,103
Novartis Capital Corp.	3.700%	9/21/42	1,323	1,278
Novartis Capital Corp.	4.400%	5/6/44	3,215	3,476
Novartis Capital Corp.	4.000%	11/20/45	360	365
NYU Hospitals Center	4.784%	7/1/44	425	449
Ochsner Clinic Foundation	5.897%	5/15/45	275	326
Partners Healthcare System Inc.	4.117%	7/1/55	375	364
PepsiCo Inc.	5.500%	1/15/40	1,338	1,643
PepsiCo Inc.	4.875%	11/1/40	1,105	1,255
PepsiCo Inc.	4.000%	3/5/42	2,045	2,064
PepsiCo Inc.	4.250%	10/22/44	1,311	1,381
PepsiCo Inc.	4.600%	7/17/45	612	672
PepsiCo Inc.	4.450%	4/14/46	2,115	2,293
PepsiCo Inc.	3.450%	10/6/46	1,175	1,080
Perrigo Co. plc	5.300%	11/15/43	1,039	1,045
Pfizer Inc.	4.000%	12/15/36	1,883	1,916
Pfizer Inc.	7.200%	3/15/39	2,905	4,186
Pfizer Inc.	4.300%	6/15/43	1,162	1,210
Pfizer Inc.	4.400%	5/15/44	1,435	1,515
Pfizer Inc.	4.125%	12/15/46	2,800	2,831
Pharmacia LLC	6.600%	12/1/28	1,380	1,798
Philip Morris International Inc.	6.375%	5/16/38	2,099	2,697
Philip Morris International Inc.	4.375%	11/15/41	1,130	1,144
Philip Morris International Inc.	4.500%	3/20/42	931	953
Philip Morris International Inc.	3.875%	8/21/42	1,160	1,091
Philip Morris International Inc.	4.125%	3/4/43	765	748
Philip Morris International Inc.	4.875%	11/15/43	1,795	1,964
Philip Morris International Inc.	4.250%	11/10/44	955	956
Procter & Gamble Co.	5.500%	2/1/34	2,300	2,917
Procter & Gamble Co.	5.550%	3/5/37	100	131
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Quest Diagnostics Inc.	4.700%	3/30/45	325	329
Reynolds American Inc.	5.700%	8/15/35	1,165	1,350
Reynolds American Inc.	7.250%	6/15/37	876	1,167
Reynolds American Inc.	6.150%	9/15/43	125	151
Reynolds American Inc.	5.850%	8/15/45	3,114	3,700
RWJ Barnabas Health Inc.	3.949%	7/1/46	475	449
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	325	354
St. Jude Medical Inc.	4.750%	4/15/43	900	893
Stryker Corp.	4.100%	4/1/43	407	393
Stryker Corp.	4.375%	5/15/44	1,125	1,129
Stryker Corp.	4.625%	3/15/46	720	757
Sysco Corp.	5.375%	9/21/35	914	1,026
Sysco Corp.	4.850%	10/1/45	350	374
Sysco Corp.	4.500%	4/1/46	1,185	1,206
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	846	956
Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	3,080	2,684
1 Texas Health Resources	4.330%	11/15/55	400	409
The Kroger Co.	7.700%	6/1/29	680	904
The Kroger Co.	8.000%	9/15/29	200	271
The Kroger Co.	7.500%	4/1/31	230	312
The Kroger Co.	6.900%	4/15/38	656	864
The Kroger Co.	5.400%	7/15/40	1,071	1,193
The Kroger Co.	5.150%	8/1/43	675	738

83

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
The Kroger Co.	3.875%	10/15/46	400	366
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,410	1,923
Thermo Fisher Scientific Inc.	5.300%	2/1/44	633	721
Trinity Health Corp.	4.125%	12/1/45	400	394
Tyson Foods Inc.	4.875%	8/15/34	715	739
Tyson Foods Inc.	5.150%	8/15/44	615	654
Unilever Capital Corp.	5.900%	11/15/32	1,609	2,064
Whirlpool Corp.	4.500%	6/1/46	575	580
Wyeth LLC	6.500%	2/1/34	465	607
Wyeth LLC	6.000%	2/15/36	584	733
Wyeth LLC	5.950%	4/1/37	2,534	3,171
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	1,347	1,284
Zoetis Inc.	4.700%	2/1/43	1,535	1,562
Energy (11.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	695	845
Anadarko Finance Co.	7.500%	5/1/31	1,577	2,024
Anadarko Petroleum Corp.	6.450%	9/15/36	2,230	2,699
Anadarko Petroleum Corp.	7.950%	6/15/39	195	258
Anadarko Petroleum Corp.	6.200%	3/15/40	1,040	1,213
Anadarko Petroleum Corp.	4.500%	7/15/44	800	771
Anadarko Petroleum Corp.	6.600%	3/15/46	1,675	2,095
Apache Corp.	6.000%	1/15/37	1,661	1,930
Apache Corp.	5.100%	9/1/40	2,245	2,385
Apache Corp.	5.250%	2/1/42	105	114
Apache Corp.	4.750%	4/15/43	2,290	2,352
Apache Corp.	4.250%	1/15/44	300	292
Apache Finance Canada Corp.	7.750%	12/15/29	750	980
Baker Hughes Inc.	5.125%	9/15/40	1,545	1,725
Boardwalk Pipelines LP	4.450%	7/15/27	650	666
BP Capital Markets plc	3.588%	4/14/27	900	907
BP Capital Markets plc	3.723%	11/28/28	1,300	1,319
Buckeye Partners LP	5.850%	11/15/43	545	582
Buckeye Partners LP	5.600%	10/15/44	350	366
Burlington Resources Finance Co.	7.200%	8/15/31	744	977
Burlington Resources Finance Co.	7.400%	12/1/31	681	907
Canadian Natural Resources Ltd.	7.200%	1/15/32	543	657
Canadian Natural Resources Ltd.	6.450%	6/30/33	650	750
Canadian Natural Resources Ltd.	5.850%	2/1/35	400	442
Canadian Natural Resources Ltd.	6.500%	2/15/37	655	766
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,577	1,833
Canadian Natural Resources Ltd.	6.750%	2/1/39	159	191
Columbia Pipeline Group Inc.	5.800%	6/1/45	550	654
Conoco Funding Co.	7.250%	10/15/31	462	611
ConocoPhillips	5.900%	10/15/32	665	784
ConocoPhillips	5.900%	5/15/38	1,246	1,484
ConocoPhillips	6.500%	2/1/39	3,680	4,650
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,102	1,301
ConocoPhillips Co.	4.150%	11/15/34	1,075	1,073
ConocoPhillips Co.	4.300%	11/15/44	853	843
ConocoPhillips Co.	5.950%	3/15/46	900	1,107
ConocoPhillips Holding Co.	6.950%	4/15/29	1,335	1,716
Devon Energy Corp.	7.950%	4/15/32	830	1,081
Devon Energy Corp.	5.600%	7/15/41	1,310	1,406
Devon Energy Corp.	4.750%	5/15/42	1,312	1,287
Devon Energy Corp.	5.000%	6/15/45	1,039	1,053
Devon Financing Co. LLC	7.875%	9/30/31	1,695	2,218
Dominion Gas Holdings LLC	4.800%	11/1/43	625	662
Dominion Gas Holdings LLC	4.600%	12/15/44	587	603
El Paso Natural Gas Co. LLC	8.375%	6/15/32	297	379
Enable Midstream Partners LP	5.000%	5/15/44	625	581
Enbridge Energy Partners LP	7.500%	4/15/38	1,370	1,669
Enbridge Energy Partners LP	5.500%	9/15/40	720	732
Enbridge Inc.	4.500%	6/10/44	700	659

84

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enbridge Inc.	5.500%	12/1/46	900	977
Encana Corp.	6.500%	8/15/34	915	1,043
Encana Corp.	6.625%	8/15/37	1,550	1,780
Encana Corp.	6.500%	2/1/38	658	751
Encana Corp.	5.150%	11/15/41	50	49
Energy Transfer Partners LP	4.200%	4/15/27	600	602
Energy Transfer Partners LP	8.250%	11/15/29	264	342
Energy Transfer Partners LP	4.900%	3/15/35	1,265	1,229
Energy Transfer Partners LP	6.625%	10/15/36	645	738
Energy Transfer Partners LP	7.500%	7/1/38	862	1,052
Energy Transfer Partners LP	6.050%	6/1/41	784	844
Energy Transfer Partners LP	6.500%	2/1/42	1,280	1,445
Energy Transfer Partners LP	5.150%	2/1/43	345	333
Energy Transfer Partners LP	5.950%	10/1/43	652	693
Energy Transfer Partners LP	5.150%	3/15/45	1,200	1,170
Energy Transfer Partners LP	6.125%	12/15/45	1,373	1,515
Energy Transfer Partners LP	5.300%	4/15/47	1,400	1,397
Eni USA Inc.	7.300%	11/15/27	395	490
EnLink Midstream Partners LP	5.600%	4/1/44	433	434
EnLink Midstream Partners LP	5.050%	4/1/45	600	570
Enterprise Products Operating LLC	6.875%	3/1/33	604	750
Enterprise Products Operating LLC	6.650%	10/15/34	360	442
Enterprise Products Operating LLC	5.750%	3/1/35	300	338
Enterprise Products Operating LLC	7.550%	4/15/38	740	984
Enterprise Products Operating LLC	6.125%	10/15/39	890	1,047
Enterprise Products Operating LLC	6.450%	9/1/40	710	870
Enterprise Products Operating LLC	5.950%	2/1/41	926	1,079
Enterprise Products Operating LLC	5.700%	2/15/42	804	914
Enterprise Products Operating LLC	4.850%	8/15/42	1,215	1,247
Enterprise Products Operating LLC	4.450%	2/15/43	1,575	1,537
Enterprise Products Operating LLC	4.850%	3/15/44	1,630	1,687
Enterprise Products Operating LLC	5.100%	2/15/45	1,414	1,517
Enterprise Products Operating LLC	4.900%	5/15/46	1,870	1,962
Enterprise Products Operating LLC	4.950%	10/15/54	650	670
EOG Resources Inc.	3.900%	4/1/35	460	447
EOG Resources Inc.	5.100%	1/15/36	379	417
Exxon Mobil Corp.	3.567%	3/6/45	600	571
Exxon Mobil Corp.	4.114%	3/1/46	3,755	3,906
Halliburton Co.	4.850%	11/15/35	1,815	1,949
Halliburton Co.	6.700%	9/15/38	916	1,149
Halliburton Co.	7.450%	9/15/39	896	1,219
Halliburton Co.	4.500%	11/15/41	480	476
Halliburton Co.	4.750%	8/1/43	1,330	1,385
Halliburton Co.	5.000%	11/15/45	2,895	3,141
Hess Corp.	4.300%	4/1/27	1,250	1,246
Hess Corp.	7.875%	10/1/29	1,045	1,283
Hess Corp.	7.300%	8/15/31	620	733
Hess Corp.	7.125%	3/15/33	950	1,105
Hess Corp.	6.000%	1/15/40	1,292	1,370
Hess Corp.	5.600%	2/15/41	1,186	1,219
Hess Corp.	5.800%	4/1/47	750	800
Husky Energy Inc.	6.800%	9/15/37	490	601
Kerr-McGee Corp.	7.875%	9/15/31	465	605
Kinder Morgan Energy Partners LP	7.400%	3/15/31	238	287
Kinder Morgan Energy Partners LP	7.750%	3/15/32	442	559
Kinder Morgan Energy Partners LP	7.300%	8/15/33	675	813
Kinder Morgan Energy Partners LP	5.800%	3/15/35	975	1,051
Kinder Morgan Energy Partners LP	6.500%	2/1/37	785	880
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,542	1,841
Kinder Morgan Energy Partners LP	6.500%	9/1/39	655	743
Kinder Morgan Energy Partners LP	6.550%	9/15/40	750	850
Kinder Morgan Energy Partners LP	7.500%	11/15/40	600	741
Kinder Morgan Energy Partners LP	6.375%	3/1/41	725	806
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	554

85

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	5.000%	8/15/42	612	602
Kinder Morgan Energy Partners LP	4.700%	11/1/42	779	736
Kinder Morgan Energy Partners LP	5.000%	3/1/43	600	590
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,200	1,248
Kinder Morgan Energy Partners LP	5.400%	9/1/44	700	717
Kinder Morgan Inc.	7.750%	1/15/32	1,030	1,304
Kinder Morgan Inc.	5.300%	12/1/34	1,990	2,052
Kinder Morgan Inc.	5.550%	6/1/45	2,565	2,708
Magellan Midstream Partners LP	6.400%	5/1/37	265	317
Magellan Midstream Partners LP	4.200%	12/1/42	150	139
Magellan Midstream Partners LP	5.150%	10/15/43	515	553
Magellan Midstream Partners LP	4.200%	3/15/45	875	811
Magellan Midstream Partners LP	4.250%	9/15/46	545	523
Marathon Oil Corp.	6.800%	3/15/32	611	703
Marathon Oil Corp.	6.600%	10/1/37	930	1,065
Marathon Oil Corp.	5.200%	6/1/45	1,250	1,256
Marathon Petroleum Corp.	6.500%	3/1/41	983	1,110
Marathon Petroleum Corp.	4.750%	9/15/44	1,169	1,094
Marathon Petroleum Corp.	5.850%	12/15/45	375	379
Marathon Petroleum Corp.	5.000%	9/15/54	850	761
MPLX LP	4.125%	3/1/27	1,300	1,311
MPLX LP	5.200%	3/1/47	1,600	1,634
National Oilwell Varco Inc.	3.950%	12/1/42	1,710	1,415
Noble Energy Inc.	8.000%	4/1/27	495	618
Noble Energy Inc.	6.000%	3/1/41	496	566
Noble Energy Inc.	5.250%	11/15/43	1,185	1,253
Noble Energy Inc.	5.050%	11/15/44	1,355	1,408
Occidental Petroleum Corp.	4.625%	6/15/45	764	808
Occidental Petroleum Corp.	4.400%	4/15/46	1,680	1,721
Occidental Petroleum Corp.	4.100%	2/15/47	1,040	1,022
ONEOK Partners LP	6.650%	10/1/36	589	687
ONEOK Partners LP	6.850%	10/15/37	560	663
ONEOK Partners LP	6.125%	2/1/41	471	536
ONEOK Partners LP	6.200%	9/15/43	1,209	1,395
Petro-Canada	7.000%	11/15/28	145	184
Petro-Canada	5.350%	7/15/33	545	607
Petro-Canada	5.950%	5/15/35	1,170	1,398
Petro-Canada	6.800%	5/15/38	810	1,058
Phillips 66	4.650%	11/15/34	1,575	1,633
Phillips 66	5.875%	5/1/42	1,716	2,011
Phillips 66	4.875%	11/15/44	2,019	2,105
Phillips 66 Partners LP	4.680%	2/15/45	775	739
Phillips 66 Partners LP	4.900%	10/1/46	300	295
Pioneer Natural Resources Co.	7.200%	1/15/28	325	398
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	415	460
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	585	656
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	745	717
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	590	509
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	1,255	1,154
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	475	455
2 Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,000	2,120
2 Sabine Pass Liquefaction LLC	4.200%	3/15/28	800	799
Shell International Finance BV	4.125%	5/11/35	2,379	2,434
Shell International Finance BV	6.375%	12/15/38	2,753	3,633
Shell International Finance BV	5.500%	3/25/40	1,329	1,581
Shell International Finance BV	3.625%	8/21/42	1,229	1,122
Shell International Finance BV	4.550%	8/12/43	2,925	3,066
Shell International Finance BV	4.375%	5/11/45	3,830	3,962
Shell International Finance BV	4.000%	5/10/46	2,580	2,521
Shell International Finance BV	3.750%	9/12/46	1,130	1,062
Southern Natural Gas Co. LLC	8.000%	3/1/32	320	416
Spectra Energy Capital LLC	7.500%	9/15/38	440	547
Spectra Energy Partners LP	5.950%	9/25/43	350	404
Spectra Energy Partners LP	4.500%	3/15/45	1,025	990

86

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Suncor Energy Inc.	7.150%	2/1/32	715	936
Suncor Energy Inc.	5.950%	12/1/34	825	986
Suncor Energy Inc.	6.500%	6/15/38	1,530	1,952
Suncor Energy Inc.	6.850%	6/1/39	885	1,173
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	675	728
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,050	998
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	700	707
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	655	663
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	560	666
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	890	1,071
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	621	760
Texas Eastern Transmission LP	7.000%	7/15/32	690	857
Tosco Corp.	8.125%	2/15/30	520	723
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,970	2,119
TransCanada PipeLines Ltd.	5.600%	3/31/34	460	534
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,025	1,252
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,205	1,528
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,080	1,502
TransCanada PipeLines Ltd.	7.625%	1/15/39	875	1,271
TransCanada PipeLines Ltd.	6.100%	6/1/40	995	1,247
TransCanada PipeLines Ltd.	5.000%	10/16/43	950	1,062
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	400	426
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	335	318
Valero Energy Corp.	7.500%	4/15/32	1,489	1,897
Valero Energy Corp.	6.625%	6/15/37	1,329	1,598
Valero Energy Corp.	10.500%	3/15/39	365	548
Valero Energy Corp.	4.900%	3/15/45	1,295	1,311
Western Gas Partners LP	5.450%	4/1/44	575	609
Williams Partners LP	6.300%	4/15/40	1,710	1,950
Williams Partners LP	5.800%	11/15/43	841	913
Williams Partners LP	5.400%	3/4/44	450	469
Williams Partners LP	4.900%	1/15/45	690	679
Williams Partners LP	5.100%	9/15/45	1,560	1,583
XTO Energy Inc.	6.750%	8/1/37	445	615
Other Industrial (0.5%)
California Institute of Technology GO	4.321%	8/1/45	405	434
California Institute of Technology GO	4.700%	11/1/11	568	549
Cintas Corp. No 2	6.150%	8/15/36	259	304
Dartmouth College New Hampshire GO	3.474%	6/1/46	450	433
1 Duke University	3.199%	10/1/38	300	281
1 Duke University Revenue	3.299%	10/1/46	400	366
George Washington University District of Columbia GO	3.545%	9/15/46	275	246
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	535	548
1 Massachusetts Institute of Technology GO	3.959%	7/1/38	650	690
Massachusetts Institute of Technology GO	5.600%	7/1/11	870	1,093
Massachusetts Institute of Technology GO	4.678%	7/1/14	725	763
Massachusetts Institute of Technology GO	3.885%	7/1/16	650	568
1 Northwestern University Illinois GO	3.688%	12/1/38	750	768
1 Northwestern University Illinois GO	4.643%	12/1/44	675	796
President & Fellows of Harvard College Massachusetts
GO	3.619%	10/1/37	436	437
President & Fellows of Harvard College Massachusetts
Revenue	3.300%	7/15/56	700	639
1 Rice University Texas GO	3.574%	5/15/45	850	832
1 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	475	462
University of Pennsylvania GO	4.674%	9/1/12	425	435
1 University of Southern California GO	3.028%	10/1/39	385	349
Wesleyan University Connecticut GO	4.781%	7/1/16	300	290
Technology (6.5%)
Analog Devices Inc.	4.500%	12/5/36	300	301
Analog Devices Inc.	5.300%	12/15/45	400	445
Apple Inc.	4.500%	2/23/36	1,225	1,331
Apple Inc.	3.850%	5/4/43	4,295	4,123

87

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	4.450%	5/6/44	1,655	1,732
Apple Inc.	3.450%	2/9/45	2,754	2,474
Apple Inc.	4.375%	5/13/45	2,615	2,694
Apple Inc.	4.650%	2/23/46	5,470	5,947
Apple Inc.	3.850%	8/4/46	2,725	2,609
Apple Inc.	4.250%	2/9/47	1,750	1,795
Applied Materials Inc.	5.100%	10/1/35	730	826
Applied Materials Inc.	5.850%	6/15/41	715	878
Cisco Systems Inc.	5.900%	2/15/39	2,412	3,089
Cisco Systems Inc.	5.500%	1/15/40	2,840	3,518
Corning Inc.	7.250%	8/15/36	260	314
Corning Inc.	4.700%	3/15/37	250	253
Corning Inc.	5.750%	8/15/40	670	758
Corning Inc.	4.750%	3/15/42	255	256
2 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	2,165	2,733
2 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	2,775	3,618
Equifax Inc.	7.000%	7/1/37	200	253
Fidelity National Information Services Inc.	4.500%	8/15/46	900	875
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,325	1,406
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,925	2,024
HP Enterprise Services LLC	7.450%	10/15/29	260	314
HP Inc.	6.000%	9/15/41	1,360	1,397
Intel Corp.	4.000%	12/15/32	798	836
Intel Corp.	4.800%	10/1/41	1,189	1,329
Intel Corp.	4.250%	12/15/42	1,745	1,797
Intel Corp.	4.900%	7/29/45	2,641	3,007
Intel Corp.	4.100%	5/19/46	1,757	1,772
International Business Machines Corp.	6.220%	8/1/27	672	843
International Business Machines Corp.	6.500%	1/15/28	350	447
International Business Machines Corp.	5.875%	11/29/32	805	1,020
International Business Machines Corp.	5.600%	11/30/39	669	821
International Business Machines Corp.	4.000%	6/20/42	2,340	2,336
International Business Machines Corp.	4.700%	2/19/46	850	940
Juniper Networks Inc.	5.950%	3/15/41	400	432
KLA-Tencor Corp.	5.650%	11/1/34	362	388
Microsoft Corp.	3.500%	2/12/35	2,425	2,331
Microsoft Corp.	4.200%	11/3/35	640	676
Microsoft Corp.	3.450%	8/8/36	3,550	3,399
Microsoft Corp.	4.100%	2/6/37	3,800	3,936
Microsoft Corp.	5.200%	6/1/39	685	800
Microsoft Corp.	4.500%	10/1/40	1,250	1,345
Microsoft Corp.	5.300%	2/8/41	1,000	1,199
Microsoft Corp.	3.500%	11/15/42	1,055	971
Microsoft Corp.	3.750%	5/1/43	1,401	1,335
Microsoft Corp.	4.875%	12/15/43	900	1,008
Microsoft Corp.	3.750%	2/12/45	3,125	2,994
Microsoft Corp.	4.450%	11/3/45	3,940	4,184
Microsoft Corp.	3.700%	8/8/46	5,735	5,390
Microsoft Corp.	4.250%	2/6/47	4,950	5,128
Microsoft Corp.	4.000%	2/12/55	2,489	2,367
Microsoft Corp.	4.750%	11/3/55	1,735	1,881
Microsoft Corp.	3.950%	8/8/56	1,800	1,703
Microsoft Corp.	4.500%	2/6/57	2,700	2,807
Motorola Solutions Inc.	5.500%	9/1/44	536	522
Oracle Corp.	3.250%	5/15/30	425	424
Oracle Corp.	4.300%	7/8/34	2,688	2,840
Oracle Corp.	3.900%	5/15/35	1,325	1,325
Oracle Corp.	3.850%	7/15/36	1,950	1,936
Oracle Corp.	6.500%	4/15/38	1,845	2,426
Oracle Corp.	6.125%	7/8/39	2,006	2,555
Oracle Corp.	5.375%	7/15/40	3,076	3,620
Oracle Corp.	4.500%	7/8/44	1,070	1,122
Oracle Corp.	4.125%	5/15/45	2,483	2,460
Oracle Corp.	4.000%	7/15/46	4,090	3,985

88

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	4.375%	5/15/55	1,025	1,024
QUALCOMM Inc.	4.650%	5/20/35	1,615	1,696
QUALCOMM Inc.	4.800%	5/20/45	1,963	2,066
Seagate HDD Cayman	4.875%	6/1/27	925	864
Seagate HDD Cayman	5.750%	12/1/34	625	559
Tyco Electronics Group SA	7.125%	10/1/37	670	884
Verisk Analytics Inc.	5.500%	6/15/45	700	775
Xerox Corp.	6.750%	12/15/39	342	351
Transportation (3.6%)
1 American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	962	950
1 American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	610	613
1 American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	292	298
1 American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	658	661
1 American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	300	299
1 American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	1,150	1,117
1 American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	275	265
American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	950	913
1 American Airlines 2017-1 Class AA Pass Through Trust	3.650%	2/15/29	300	304
Burlington Northern Santa Fe LLC	7.950%	8/15/30	295	422
Burlington Northern Santa Fe LLC	6.200%	8/15/36	870	1,128
Burlington Northern Santa Fe LLC	5.750%	5/1/40	924	1,144
Burlington Northern Santa Fe LLC	5.050%	3/1/41	756	861
Burlington Northern Santa Fe LLC	5.400%	6/1/41	795	949
Burlington Northern Santa Fe LLC	4.950%	9/15/41	300	338
Burlington Northern Santa Fe LLC	4.400%	3/15/42	786	828
Burlington Northern Santa Fe LLC	4.375%	9/1/42	690	726
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,312	1,391
Burlington Northern Santa Fe LLC	5.150%	9/1/43	825	961
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,705	1,929
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,365	1,473
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,295	1,316
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,450	1,606
Burlington Northern Santa Fe LLC	3.900%	8/1/46	700	690
Canadian National Railway Co.	6.900%	7/15/28	621	831
Canadian National Railway Co.	6.250%	8/1/34	625	814
Canadian National Railway Co.	6.200%	6/1/36	630	826
Canadian National Railway Co.	6.375%	11/15/37	771	1,034
Canadian National Railway Co.	3.500%	11/15/42	585	538
Canadian National Railway Co.	4.500%	11/7/43	200	218
Canadian National Railway Co.	3.200%	8/2/46	770	689
Canadian Pacific Railway Co.	7.125%	10/15/31	541	740
Canadian Pacific Railway Co.	5.750%	3/15/33	170	198
Canadian Pacific Railway Co.	4.800%	9/15/35	405	448
Canadian Pacific Railway Co.	5.950%	5/15/37	765	944
Canadian Pacific Railway Co.	5.750%	1/15/42	300	363
Canadian Pacific Railway Co.	4.800%	8/1/45	650	713
Canadian Pacific Railway Co.	6.125%	9/15/15	980	1,188
CSX Corp.	6.000%	10/1/36	548	670
CSX Corp.	6.150%	5/1/37	988	1,228
CSX Corp.	6.220%	4/30/40	985	1,232
CSX Corp.	5.500%	4/15/41	596	696
CSX Corp.	4.750%	5/30/42	865	922
CSX Corp.	4.400%	3/1/43	500	509
CSX Corp.	4.100%	3/15/44	1,762	1,708
CSX Corp.	3.800%	11/1/46	806	749
CSX Corp.	3.950%	5/1/50	650	600
CSX Corp.	4.500%	8/1/54	626	621
CSX Corp.	4.250%	11/1/66	780	714
1 Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	351	357
FedEx Corp.	4.900%	1/15/34	1,180	1,276
FedEx Corp.	3.900%	2/1/35	509	493
FedEx Corp.	3.875%	8/1/42	581	533
FedEx Corp.	4.100%	4/15/43	661	632

89

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
FedEx Corp.	5.100%	1/15/44	961	1,044
FedEx Corp.	4.100%	2/1/45	672	638
FedEx Corp.	4.750%	11/15/45	1,665	1,748
FedEx Corp.	4.550%	4/1/46	1,060	1,086
FedEx Corp.	4.400%	1/15/47	950	947
FedEx Corp.	4.500%	2/1/65	384	359
Kansas City Southern	4.300%	5/15/43	575	543
Kansas City Southern	4.950%	8/15/45	796	811
1 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,010	1,009
Norfolk Southern Corp.	7.800%	5/15/27	450	604
Norfolk Southern Corp.	7.250%	2/15/31	530	717
Norfolk Southern Corp.	7.050%	5/1/37	255	343
Norfolk Southern Corp.	4.837%	10/1/41	892	993
Norfolk Southern Corp.	3.950%	10/1/42	660	649
Norfolk Southern Corp.	4.800%	8/15/43	611	677
Norfolk Southern Corp.	4.450%	6/15/45	529	560
Norfolk Southern Corp.	4.650%	1/15/46	845	929
Norfolk Southern Corp.	7.900%	5/15/97	270	392
Norfolk Southern Corp.	6.000%	3/15/05	813	960
norfolk southern corp.	6.000%	5/23/11	720	862
1 spirit airlines class a pass through certificates series
2015-1	4.100%	10/1/29	613	626
union pacific corp.	3.375%	2/1/35	371	362
Union Pacific Corp.	4.300%	6/15/42	543	570
Union Pacific Corp.	4.250%	4/15/43	350	365
Union Pacific Corp.	4.150%	1/15/45	325	334
Union Pacific Corp.	4.050%	11/15/45	725	736
Union Pacific Corp.	4.050%	3/1/46	900	926
Union Pacific Corp.	3.350%	8/15/46	369	335
Union Pacific Corp.	3.799%	10/1/51	3,453	3,310
Union Pacific Corp.	3.875%	2/1/55	790	736
Union Pacific Corp.	4.375%	11/15/65	480	485
1 United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	439	440
1 United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	450	446
1 United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	950	932
1 United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	475	464
1 United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	850	816
United Parcel Service Inc.	6.200%	1/15/38	2,262	3,004
United Parcel Service Inc.	4.875%	11/15/40	615	701
United Parcel Service Inc.	3.625%	10/1/42	265	255
United Parcel Service Inc.	3.400%	11/15/46	325	300
United Parcel Service of America Inc.	8.375%	4/1/30	325	463
				1,426,271
Utilities (12.6%)
Electric (11.6%)
AEP Texas Central Co.	6.650%	2/15/33	425	531
2 AEP Transmission Co. LLC	4.000%	12/1/46	760	772
Alabama Power Co.	6.125%	5/15/38	490	617
Alabama Power Co.	6.000%	3/1/39	575	727
Alabama Power Co.	5.500%	3/15/41	320	384
Alabama Power Co.	5.200%	6/1/41	396	461
Alabama Power Co.	4.100%	1/15/42	260	259
Alabama Power Co.	3.850%	12/1/42	425	415
Alabama Power Co.	4.150%	8/15/44	400	410
Alabama Power Co.	3.750%	3/1/45	600	578
Alabama Power Co.	4.300%	1/2/46	1,162	1,219
Ameren Illinois Co.	4.800%	12/15/43	500	559
Ameren Illinois Co.	4.300%	7/1/44	220	233
Ameren Illinois Co.	4.150%	3/15/46	455	474
Appalachian Power Co.	5.800%	10/1/35	220	260
Appalachian Power Co.	6.375%	4/1/36	455	566
Appalachian Power Co.	6.700%	8/15/37	510	667
Appalachian Power Co.	7.000%	4/1/38	540	736

90

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Appalachian Power Co.	4.400%	5/15/44	285	298
Appalachian Power Co.	4.450%	6/1/45	625	661
Arizona Public Service Co.	5.500%	9/1/35	482	571
Arizona Public Service Co.	5.050%	9/1/41	330	375
Arizona Public Service Co.	4.500%	4/1/42	323	345
Arizona Public Service Co.	4.700%	1/15/44	395	426
Arizona Public Service Co.	4.350%	11/15/45	150	155
Arizona Public Service Co.	3.750%	5/15/46	705	671
Baltimore Gas & Electric Co.	6.350%	10/1/36	448	581
Baltimore Gas & Electric Co.	3.500%	8/15/46	650	606
Berkshire Hathaway Energy Co.	8.480%	9/15/28	378	551
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,785	2,254
Berkshire Hathaway Energy Co.	5.950%	5/15/37	946	1,174
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,292	1,694
Berkshire Hathaway Energy Co.	5.150%	11/15/43	895	1,020
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,000	1,048
Black Hills Corp.	4.200%	9/15/46	450	434
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	605
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	730	705
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	696	775
2 Cleco Corporate Holdings LLC	4.973%	5/1/46	425	444
Cleco Power LLC	6.500%	12/1/35	417	525
Cleco Power LLC	6.000%	12/1/40	660	810
Cleveland Electric Illuminating Co.	5.950%	12/15/36	280	316
CMS Energy Corp.	3.450%	8/15/27	625	623
CMS Energy Corp.	4.700%	3/31/43	290	302
CMS Energy Corp.	4.875%	3/1/44	384	417
Commonwealth Edison Co.	5.875%	2/1/33	435	528
Commonwealth Edison Co.	5.900%	3/15/36	945	1,175
Commonwealth Edison Co.	6.450%	1/15/38	632	845
Commonwealth Edison Co.	3.800%	10/1/42	370	361
Commonwealth Edison Co.	4.600%	8/15/43	1,000	1,092
Commonwealth Edison Co.	4.700%	1/15/44	557	621
Commonwealth Edison Co.	3.700%	3/1/45	445	423
Commonwealth Edison Co.	4.350%	11/15/45	775	818
Commonwealth Edison Co.	3.650%	6/15/46	525	501
Connecticut Light & Power Co.	6.350%	6/1/36	351	451
Connecticut Light & Power Co.	4.300%	4/15/44	840	869
Connecticut Light & Power Co.	4.150%	6/1/45	450	467
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	745	864
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	250	308
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	276	351
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	483	579
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,330	1,727
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	575	785
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	425	510
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	475	582
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	375	383
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,157	1,149
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,175	1,256
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	720	774
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	960	938
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	710	764
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	850	864
Constellation Energy Group Inc.	7.600%	4/1/32	250	331
Consumers Energy Co.	3.950%	5/15/43	420	429
Consumers Energy Co.	4.100%	11/15/45	290	298
Consumers Energy Co.	3.250%	8/15/46	175	158
Consumers Energy Co.	3.950%	7/15/47	900	917
Consumers Energy Co.	4.350%	8/31/64	330	335
Delmarva Power & Light Co.	4.000%	6/1/42	445	440
Delmarva Power & Light Co.	4.150%	5/15/45	500	520
Dominion Resources Inc.	6.300%	3/15/33	470	568
Dominion Resources Inc.	5.250%	8/1/33	512	560

91

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Resources Inc.	5.950%	6/15/35	855	1,020
Dominion Resources Inc.	7.000%	6/15/38	575	745
Dominion Resources Inc.	4.900%	8/1/41	880	950
Dominion Resources Inc.	4.050%	9/15/42	405	386
Dominion Resources Inc.	4.700%	12/1/44	1,071	1,118
DTE Electric Co.	6.625%	6/1/36	354	472
DTE Electric Co.	5.700%	10/1/37	250	308
DTE Electric Co.	3.950%	6/15/42	930	931
DTE Electric Co.	4.000%	4/1/43	625	638
DTE Electric Co.	4.300%	7/1/44	478	507
DTE Electric Co.	3.700%	3/15/45	450	438
DTE Electric Co.	3.700%	6/1/46	425	414
DTE Energy Co.	6.375%	4/15/33	420	519
Duke Energy Carolinas LLC	6.000%	12/1/28	435	541
Duke Energy Carolinas LLC	6.450%	10/15/32	463	604
Duke Energy Carolinas LLC	6.100%	6/1/37	670	844
Duke Energy Carolinas LLC	6.000%	1/15/38	710	901
Duke Energy Carolinas LLC	6.050%	4/15/38	816	1,051
Duke Energy Carolinas LLC	5.300%	2/15/40	765	924
Duke Energy Carolinas LLC	4.250%	12/15/41	713	745
Duke Energy Carolinas LLC	4.000%	9/30/42	785	791
Duke Energy Carolinas LLC	3.750%	6/1/45	655	634
Duke Energy Carolinas LLC	3.875%	3/15/46	955	951
Duke Energy Corp.	4.800%	12/15/45	650	699
Duke Energy Corp.	3.750%	9/1/46	2,260	2,081
Duke Energy Florida LLC	6.350%	9/15/37	700	933
Duke Energy Florida LLC	6.400%	6/15/38	1,251	1,676
Duke Energy Florida LLC	5.650%	4/1/40	275	339
Duke Energy Florida LLC	3.850%	11/15/42	415	407
Duke Energy Florida LLC	3.400%	10/1/46	930	852
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,200	1,143
1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	281
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	208
Duke Energy Indiana LLC	6.120%	10/15/35	523	639
Duke Energy Indiana LLC	6.350%	8/15/38	441	583
Duke Energy Indiana LLC	6.450%	4/1/39	618	826
Duke Energy Indiana LLC	4.200%	3/15/42	280	287
Duke Energy Indiana LLC	4.900%	7/15/43	365	414
Duke Energy Indiana LLC	3.750%	5/15/46	560	539
Duke Energy Ohio Inc.	3.700%	6/15/46	530	503
Duke Energy Progress LLC	6.300%	4/1/38	340	445
Duke Energy Progress LLC	4.100%	5/15/42	843	860
Duke Energy Progress LLC	4.100%	3/15/43	560	573
Duke Energy Progress LLC	4.375%	3/30/44	620	658
Duke Energy Progress LLC	4.150%	12/1/44	1,005	1,037
Duke Energy Progress LLC	4.200%	8/15/45	500	520
Duke Energy Progress LLC	3.700%	10/15/46	815	785
El Paso Electric Co.	6.000%	5/15/35	530	616
El Paso Electric Co.	5.000%	12/1/44	350	364
Emera US Finance LP	4.750%	6/15/46	1,650	1,699
Entergy Louisiana LLC	3.250%	4/1/28	875	872
Entergy Louisiana LLC	3.050%	6/1/31	575	549
Entergy Louisiana LLC	4.950%	1/15/45	750	776
Entergy Mississippi Inc.	2.850%	6/1/28	900	862
Entergy Texas Inc.	5.150%	6/1/45	430	446
Exelon Corp.	4.950%	6/15/35	425	457
Exelon Corp.	5.625%	6/15/35	950	1,094
Exelon Corp.	5.100%	6/15/45	1,235	1,357
Exelon Corp.	4.450%	4/15/46	1,475	1,482
Exelon Generation Co. LLC	6.250%	10/1/39	850	886
Exelon Generation Co. LLC	5.750%	10/1/41	350	340
Exelon Generation Co. LLC	5.600%	6/15/42	1,486	1,403
FirstEnergy Corp.	7.375%	11/15/31	1,150	1,513
Florida Power & Light Co.	5.950%	10/1/33	300	378

92

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Power & Light Co.	5.625%	4/1/34	525	642
Florida Power & Light Co.	4.950%	6/1/35	135	155
Florida Power & Light Co.	5.650%	2/1/37	502	620
Florida Power & Light Co.	5.950%	2/1/38	710	917
Florida Power & Light Co.	5.960%	4/1/39	620	801
Florida Power & Light Co.	5.690%	3/1/40	825	1,046
Florida Power & Light Co.	5.250%	2/1/41	260	312
Florida Power & Light Co.	5.125%	6/1/41	275	320
Florida Power & Light Co.	4.125%	2/1/42	1,652	1,721
Florida Power & Light Co.	4.050%	6/1/42	1,005	1,040
Florida Power & Light Co.	3.800%	12/15/42	700	696
Florida Power & Light Co.	4.050%	10/1/44	188	195
Georgia Power Co.	3.250%	3/30/27	1,000	999
Georgia Power Co.	5.650%	3/1/37	635	742
Georgia Power Co.	5.950%	2/1/39	685	841
Georgia Power Co.	5.400%	6/1/40	305	353
Georgia Power Co.	4.750%	9/1/40	531	575
Georgia Power Co.	4.300%	3/15/42	1,645	1,680
Georgia Power Co.	4.300%	3/15/43	330	339
Iberdrola International BV	6.750%	7/15/36	466	585
Indiana Michigan Power Co.	6.050%	3/15/37	715	883
Indiana Michigan Power Co.	4.550%	3/15/46	300	321
Interstate Power & Light Co.	6.250%	7/15/39	440	564
Interstate Power & Light Co.	3.700%	9/15/46	520	487
ITC Holdings Corp.	5.300%	7/1/43	310	349
Jersey Central Power & Light Co.	6.150%	6/1/37	895	1,036
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	883	949
Kansas City Power & Light Co.	6.050%	11/15/35	250	305
Kansas City Power & Light Co.	5.300%	10/1/41	410	443
Kentucky Utilities Co.	5.125%	11/1/40	750	883
Kentucky Utilities Co.	4.650%	11/15/43	410	456
Kentucky Utilities Co.	4.375%	10/1/45	100	105
Louisville Gas & Electric Co.	5.125%	11/15/40	541	624
Louisville Gas & Electric Co.	4.650%	11/15/43	225	247
Louisville Gas & Electric Co.	4.375%	10/1/45	525	552
MidAmerican Energy Co.	3.100%	5/1/27	400	401
MidAmerican Energy Co.	6.750%	12/30/31	1,040	1,422
MidAmerican Energy Co.	5.750%	11/1/35	610	754
MidAmerican Energy Co.	5.800%	10/15/36	210	260
MidAmerican Energy Co.	4.800%	9/15/43	850	959
MidAmerican Energy Co.	4.400%	10/15/44	350	377
MidAmerican Energy Co.	4.250%	5/1/46	650	686
MidAmerican Energy Co.	3.950%	8/1/47	250	252
MidAmerican Funding LLC	6.927%	3/1/29	250	331
Mississippi Power Co.	4.250%	3/15/42	405	356
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	858
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	614	645
Nevada Power Co.	6.650%	4/1/36	950	1,277
Nevada Power Co.	6.750%	7/1/37	470	630
Nevada Power Co.	5.375%	9/15/40	435	502
Nevada Power Co.	5.450%	5/15/41	291	345
Northern States Power Co.	5.250%	7/15/35	240	280
Northern States Power Co.	6.250%	6/1/36	260	340
Northern States Power Co.	6.200%	7/1/37	811	1,061
Northern States Power Co.	5.350%	11/1/39	225	272
Northern States Power Co.	4.850%	8/15/40	455	513
Northern States Power Co.	3.400%	8/15/42	1,330	1,241
Northern States Power Co.	4.125%	5/15/44	400	415
Northern States Power Co.	4.000%	8/15/45	450	456
Northern States Power Co.	3.600%	5/15/46	595	564
NorthWestern Corp.	4.176%	11/15/44	545	543
NSTAR Electric Co.	5.500%	3/15/40	210	253
NSTAR Electric Co.	4.400%	3/1/44	265	286
Oglethorpe Power Corp.	5.950%	11/1/39	365	439

93

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oglethorpe Power Corp.	5.375%	11/1/40	601	684
Oglethorpe Power Corp.	4.200%	12/1/42	365	352
Oglethorpe Power Corp.	4.550%	6/1/44	498	502
Oglethorpe Power Corp.	4.250%	4/1/46	475	456
Oglethorpe Power Corp.	5.250%	9/1/50	235	256
Ohio Edison Co.	6.875%	7/15/36	1,170	1,523
Ohio Edison Co.	8.250%	10/15/38	275	402
Ohio Power Co.	6.600%	2/15/33	450	565
Ohio Power Co.	5.850%	10/1/35	321	382
Oklahoma Gas & Electric Co.	5.850%	6/1/40	210	258
Oklahoma Gas & Electric Co.	5.250%	5/15/41	325	374
Oklahoma Gas & Electric Co.	3.900%	5/1/43	350	335
Oklahoma Gas & Electric Co.	4.550%	3/15/44	345	364
Oklahoma Gas & Electric Co.	4.000%	12/15/44	431	421
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	599	820
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	505	706
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	621
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	555	660
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	605	652
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	640	766
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	455	439
Pacific Gas & Electric Co.	6.050%	3/1/34	4,195	5,313
Pacific Gas & Electric Co.	5.800%	3/1/37	1,550	1,923
Pacific Gas & Electric Co.	6.350%	2/15/38	369	486
Pacific Gas & Electric Co.	6.250%	3/1/39	690	905
Pacific Gas & Electric Co.	5.400%	1/15/40	285	343
Pacific Gas & Electric Co.	4.500%	12/15/41	245	260
Pacific Gas & Electric Co.	4.450%	4/15/42	450	477
Pacific Gas & Electric Co.	3.750%	8/15/42	80	77
Pacific Gas & Electric Co.	4.600%	6/15/43	949	1,026
Pacific Gas & Electric Co.	5.125%	11/15/43	622	724
Pacific Gas & Electric Co.	4.750%	2/15/44	1,315	1,456
Pacific Gas & Electric Co.	4.300%	3/15/45	670	695
Pacific Gas & Electric Co.	4.250%	3/15/46	820	843
Pacific Gas & Electric Co.	4.000%	12/1/46	900	904
PacifiCorp	7.700%	11/15/31	550	805
PacifiCorp	5.250%	6/15/35	585	680
PacifiCorp	6.100%	8/1/36	365	467
PacifiCorp	5.750%	4/1/37	730	905
PacifiCorp	6.250%	10/15/37	815	1,073
PacifiCorp	6.350%	7/15/38	560	744
PacifiCorp	6.000%	1/15/39	855	1,104
PacifiCorp	4.100%	2/1/42	120	122
PECO Energy Co.	5.950%	10/1/36	170	212
PECO Energy Co.	4.150%	10/1/44	240	246
Pennsylvania Electric Co.	6.150%	10/1/38	185	216
Potomac Electric Power Co.	6.500%	11/15/37	275	368
Potomac Electric Power Co.	7.900%	12/15/38	270	404
Potomac Electric Power Co.	4.150%	3/15/43	927	963
PPL Capital Funding Inc.	4.700%	6/1/43	485	497
PPL Capital Funding Inc.	5.000%	3/15/44	725	779
PPL Electric Utilities Corp.	6.250%	5/15/39	555	726
PPL Electric Utilities Corp.	5.200%	7/15/41	490	572
PPL Electric Utilities Corp.	4.750%	7/15/43	250	280
PPL Electric Utilities Corp.	4.125%	6/15/44	480	497
Progress Energy Inc.	7.750%	3/1/31	1,130	1,579
Progress Energy Inc.	7.000%	10/30/31	542	718
Progress Energy Inc.	6.000%	12/1/39	590	718
PSEG Power LLC	8.625%	4/15/31	830	1,029
Public Service Co. of Colorado	6.500%	8/1/38	230	309
Public Service Co. of Colorado	4.750%	8/15/41	145	160
Public Service Co. of Colorado	3.600%	9/15/42	360	343
Public Service Co. of Colorado	3.950%	3/15/43	170	169
Public Service Co. of Colorado	4.300%	3/15/44	1,100	1,161

94

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Co. of Oklahoma	6.625%	11/15/37	225	292
Public Service Electric & Gas Co.	5.700%	12/1/36	744	918
Public Service Electric & Gas Co.	5.800%	5/1/37	440	550
Public Service Electric & Gas Co.	5.375%	11/1/39	302	359
Public Service Electric & Gas Co.	5.500%	3/1/40	105	127
Public Service Electric & Gas Co.	3.950%	5/1/42	355	361
Public Service Electric & Gas Co.	3.650%	9/1/42	730	704
Public Service Electric & Gas Co.	3.800%	1/1/43	200	197
Public Service Electric & Gas Co.	4.000%	6/1/44	306	308
Public Service Electric & Gas Co.	4.050%	5/1/45	330	337
Public Service Electric & Gas Co.	4.150%	11/1/45	475	494
Public Service Electric & Gas Co.	3.800%	3/1/46	775	775
Puget Sound Energy Inc.	7.020%	12/1/27	371	487
Puget Sound Energy Inc.	5.483%	6/1/35	290	342
Puget Sound Energy Inc.	6.724%	6/15/36	228	306
Puget Sound Energy Inc.	6.274%	3/15/37	426	541
Puget Sound Energy Inc.	5.757%	10/1/39	470	574
Puget Sound Energy Inc.	5.795%	3/15/40	477	583
Puget Sound Energy Inc.	5.764%	7/15/40	295	362
Puget Sound Energy Inc.	5.638%	4/15/41	400	493
Puget Sound Energy Inc.	4.434%	11/15/41	410	431
Puget Sound Energy Inc.	4.300%	5/20/45	533	560
San Diego Gas & Electric Co.	5.350%	5/15/35	265	317
San Diego Gas & Electric Co.	6.125%	9/15/37	310	403
San Diego Gas & Electric Co.	6.000%	6/1/39	504	651
San Diego Gas & Electric Co.	5.350%	5/15/40	410	488
San Diego Gas & Electric Co.	4.500%	8/15/40	476	522
San Diego Gas & Electric Co.	3.950%	11/15/41	370	373
San Diego Gas & Electric Co.	4.300%	4/1/42	310	328
Sierra Pacific Power Co.	6.750%	7/1/37	655	870
South Carolina Electric & Gas Co.	6.625%	2/1/32	740	954
South Carolina Electric & Gas Co.	5.300%	5/15/33	405	463
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	611
South Carolina Electric & Gas Co.	5.450%	2/1/41	435	516
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,066	1,102
South Carolina Electric & Gas Co.	4.600%	6/15/43	455	487
South Carolina Electric & Gas Co.	4.100%	6/15/46	1,055	1,053
South Carolina Electric & Gas Co.	4.500%	6/1/64	123	121
South Carolina Electric & Gas Co.	5.100%	6/1/65	840	919
Southern California Edison Co.	6.650%	4/1/29	450	571
Southern California Edison Co.	6.000%	1/15/34	530	663
Southern California Edison Co.	5.750%	4/1/35	251	309
Southern California Edison Co.	5.350%	7/15/35	280	332
Southern California Edison Co.	5.550%	1/15/36	220	266
Southern California Edison Co.	5.625%	2/1/36	640	782
Southern California Edison Co.	5.550%	1/15/37	430	521
Southern California Edison Co.	5.950%	2/1/38	997	1,272
Southern California Edison Co.	6.050%	3/15/39	600	784
Southern California Edison Co.	5.500%	3/15/40	570	705
Southern California Edison Co.	4.500%	9/1/40	570	619
Southern California Edison Co.	3.900%	12/1/41	560	556
Southern California Edison Co.	4.050%	3/15/42	620	632
Southern California Edison Co.	3.900%	3/15/43	525	527
Southern California Edison Co.	4.650%	10/1/43	1,106	1,246
Southern California Edison Co.	3.600%	2/1/45	596	569
Southern Co.	4.250%	7/1/36	1,171	1,182
Southern Co.	4.400%	7/1/46	2,625	2,616
Southern Power Co.	5.150%	9/15/41	535	554
Southern Power Co.	5.250%	7/15/43	620	648
Southern Power Co.	4.950%	12/15/46	550	557
Southwestern Electric Power Co.	6.200%	3/15/40	375	466
Southwestern Electric Power Co.	3.900%	4/1/45	500	478
Southwestern Public Service Co.	4.500%	8/15/41	460	499
Southwestern Public Service Co.	3.400%	8/15/46	900	820

95

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tampa Electric Co.	6.550%	5/15/36	50	64
Tampa Electric Co.	6.150%	5/15/37	265	330
Tampa Electric Co.	4.100%	6/15/42	595	583
Tampa Electric Co.	4.350%	5/15/44	840	855
Tampa Electric Co.	4.200%	5/15/45	120	119
Toledo Edison Co.	6.150%	5/15/37	460	563
TransAlta Corp.	6.500%	3/15/40	780	719
Tri-State Generation & Transmission Assn. Inc.	4.700%	11/1/44	270	281
Tri-State Generation & Transmission Assn. Inc.	4.250%	6/1/46	300	292
Union Electric Co.	5.300%	8/1/37	385	457
Union Electric Co.	8.450%	3/15/39	560	886
Union Electric Co.	3.900%	9/15/42	530	535
Union Electric Co.	3.650%	4/15/45	690	662
Virginia Electric & Power Co.	6.000%	1/15/36	760	940
Virginia Electric & Power Co.	6.000%	5/15/37	803	1,008
Virginia Electric & Power Co.	6.350%	11/30/37	727	945
Virginia Electric & Power Co.	8.875%	11/15/38	454	743
Virginia Electric & Power Co.	4.000%	1/15/43	835	840
Virginia Electric & Power Co.	4.650%	8/15/43	740	814
Virginia Electric & Power Co.	4.450%	2/15/44	270	290
Virginia Electric & Power Co.	4.200%	5/15/45	290	302
Virginia Electric & Power Co.	4.000%	11/15/46	975	982
Westar Energy Inc.	3.100%	4/1/27	500	495
Westar Energy Inc.	4.125%	3/1/42	635	648
Westar Energy Inc.	4.100%	4/1/43	513	522
Westar Energy Inc.	4.625%	9/1/43	540	581
Westar Energy Inc.	4.250%	12/1/45	225	232
Wisconsin Electric Power Co.	5.625%	5/15/33	335	397
Wisconsin Electric Power Co.	5.700%	12/1/36	250	311
Wisconsin Electric Power Co.	3.650%	12/15/42	350	332
Wisconsin Electric Power Co.	4.250%	6/1/44	270	279
Wisconsin Electric Power Co.	4.300%	12/15/45	420	442
Wisconsin Power & Light Co.	6.375%	8/15/37	484	638
Wisconsin Power & Light Co.	4.100%	10/15/44	913	920
Wisconsin Public Service Corp.	3.671%	12/1/42	295	282
Wisconsin Public Service Corp.	4.752%	11/1/44	470	524
Xcel Energy Inc.	6.500%	7/1/36	480	611
Xcel Energy Inc.	4.800%	9/15/41	365	390
Natural Gas (0.8%)
Atmos Energy Corp.	5.500%	6/15/41	650	779
Atmos Energy Corp.	4.150%	1/15/43	455	467
Atmos Energy Corp.	4.125%	10/15/44	977	994
CenterPoint Energy Resources Corp.	6.625%	11/1/37	355	438
CenterPoint Energy Resources Corp.	5.850%	1/15/41	389	463
KeySpan Corp.	8.000%	11/15/30	230	308
KeySpan Corp.	5.803%	4/1/35	346	396
NiSource Finance Corp.	6.250%	12/15/40	420	520
NiSource Finance Corp.	5.950%	6/15/41	800	965
NiSource Finance Corp.	5.800%	2/1/42	415	491
Nisource Finance Corp.	5.250%	2/15/43	660	747
NiSource Finance Corp.	4.800%	2/15/44	1,120	1,201
ONE Gas Inc.	4.658%	2/1/44	638	688
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	370	372
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	345
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	400	365
Sempra Energy	6.000%	10/15/39	551	676
Southern California Gas Co.	5.750%	11/15/35	400	494
Southern California Gas Co.	5.125%	11/15/40	625	731
Southern California Gas Co.	3.750%	9/15/42	325	321
Southern California Gas Co.	4.450%	3/15/44	160	172
Southern Co. Gas Capital Corp.	6.000%	10/1/34	215	251
Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,124	1,348
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,035	1,036

96

Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments
February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Co. Gas Capital Corp.	3.950%	10/1/46	650	614
Southwest Gas Corp.	4.875%	10/1/43	300	321
Southwest Gas Corp.	3.800%	9/29/46	400	379
Spire Inc.	4.700%	8/15/44	375	386
Washington Gas Light Co.	3.796%	9/15/46	415	395
Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	880	1,189
American Water Capital Corp.	4.300%	12/1/42	475	501
American Water Capital Corp.	4.300%	9/1/45	375	397
American Water Capital Corp.	4.000%	12/1/46	325	331
United Utilities plc	6.875%	8/15/28	745	845
Veolia Environnement SA	6.750%	6/1/38	425	539

				265,658

Total Corporate Bonds (Cost $2,033,289)				2,047,114

Taxable Municipal Bonds (0.2%)
George Washington University District of Columbia GO	4.300%	9/15/44	900	909
George Washington University District of Columbia GO	4.868%	9/15/45	40	44
New York University Hospitals Center GO	4.428%	7/1/42	350	353
New York University Hospitals Center Revenue	5.750%	7/1/43	445	540
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	343	415
President & Fellows of Harvard College Massachusetts
GO	3.150%	7/15/46	600	555
Princeton University New Jersey GO	5.700%	3/1/39	665	876
Stanford University California GO	3.460%	5/1/47	315	305
Tufts University Massachusetts GO	5.017%	4/15/12	375	400
University of Southern California GO	5.250%	10/1/11	770	898

Total Taxable Municipal Bonds (Cost $5,300)				5,295

			Shares

Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
3 Vanguard Market Liquidity Fund (Cost
$22,268)	0.864%		222,655	22,268

Total Investments (99.1%) (Cost $2,071,170)				2,085,002
Other Assets and Liabilities—Net (0.9%)[4]				19,362
Net Assets (100%)				2,104,364

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $19,731,000, representing 0.9% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Cash of $202,000 has been segregated as initial margin for open futures contracts. GO—General Obligation Bond.

97

© 2017 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA16422 042017

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD SCOTTSDALE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.